As filed with the Securities and Exchange Commission on April 17, 2007
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                                                            File Nos. 333-102295
                                                                       811-09327



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO.71

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

                            ANGELA M. BANDI, ESQUIRE
                         ALLSTATE LIFE INSURANCE COMPANY
                          3100 SANDERS ROAD, SUITE J5B
                           NORTHBROOK, ILLINOIS 60062


Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on May 1, 2007 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397,
FAX: 1-866-628-1006                                PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 40 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT      AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS X SHARES)                 SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                   SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST        FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)           PRODUCTS TRUST (CLASS 2 SHARES)
                                        PUTNAM VARIABLE TRUST (CLASS IB SHARES)


WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 54 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
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  The Contract at a Glance                                      4
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  How the Contract Works                                        6
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  Expense Table                                                 7
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  Financial Information                                         9
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CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                  9
--------------------------------------------------------------------------------
  Purchases                                                     10
--------------------------------------------------------------------------------
  Contract Value                                                11
--------------------------------------------------------------------------------
  Investment Alternatives                                       11
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     The Variable Sub-Accounts                                  11
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     The Fixed Account Options                                  14
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     Transfers                                                  15
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  Expenses                                                      18
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  Access To Your Money                                          19
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  Income Payments                                               20
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                                                                PAGE
--------------------------------------------------------------------------------
  Death Benefits                                                23
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  Longevity Reward Rider                                        28
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OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                             29
--------------------------------------------------------------------------------
     Allstate Life                                              29
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     The Variable Account                                       29
--------------------------------------------------------------------------------
     The Portfolios                                             30
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     The Contract                                               30
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     Non-Qualified Annuities Held Within a Qualified Plan       31
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     Legal Matters                                              31
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  Taxes                                                         32
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APPENDIX A-ACCUMULATION UNIT VALUES                             40
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APPENDIX B -CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT      53
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           54
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                PAGE

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Accumulation Phase                                              6
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Accumulation Unit                                               11
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Accumulation Unit Value                                         11
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Allstate Life ("We")                                            29
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Annuitant                                                       9
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Automatic Portfolio Rebalancing Program                         17
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Automatic Additions Program                                     10
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Beneficiary                                                     9
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Contract*                                                       9
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Contract Anniversary                                            5
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Contract Owner ("You")                                          9
--------------------------------------------------------------------------------
Contract Value                                                  11
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Contract Year                                                   5
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Death Benefit Anniversary                                       24
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Death Benefit Combination Option                                25
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Dollar Cost Averaging Program                                   17
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Dollar Cost Averaging Fixed Account Options                     14
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Due Proof of Death                                              23
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Enhanced Death Benefit Option                                   24
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Enhanced Earnings Death Benefit Option                          25
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Fixed Account Options                                           14
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Free Withdrawal Amount                                          19
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                                                                Page

--------------------------------------------------------------------------------
Funds                                                           1
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Guarantee Periods                                               15
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Income Benefit Combination Option 2                             22
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Income and Death Benefit Combination Option 2                   25
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Income Plan                                                     20
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Investment Alternatives                                         11
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Issue Date                                                      6
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Longevity Reward Rider                                          28
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Payout Phase                                                    6
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Payout Start Date                                               20
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Performance Benefit Combination Option                          25
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Performance Death Benefit Option                                25
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Performance Income Benefit Option                               22
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Portfolios                                                      30
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Tax Qualified Contracts                                         35
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SEC                                                             1
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Systematic Withdrawal Program                                   20
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Valuation Date                                                  11
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Variable Account                                                29
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Variable Sub-Account                                            11
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  *In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               We are no longer offering new contracts. You can add to
                                your Contract as often and as much as you like. Each
                                payment must be at least $25. You must maintain a
                                minimum account value of $500.
---------------------------------------------------------------------------------------
EXPENSES                        You will bear the following expenses:

                                .Total Variable Account annual fees (mortality and
                                  expense risk charge and administrative expense
                                  charge) equal the following (as a % of average daily
                                  net assets):

                                  Base Contract 1.35%

                                  w/Enhanced Death Benefit Option 1.48%

                                  w/Performance Death Benefit Option 1.48%

                                  w/Performance Income Benefit Option 1.48%

                                  w/Performance Benefit Combination Option 1.59%

                                  w/Death Benefit Combination Option 1.59%

                                  w/Income Benefit Combination Option 2 1.65%

                                  w/Income and Death Benefit Combination Option 2 1.85%

                                .If you select the Enhanced Earnings Death Benefit
                                  Option, you would pay an additional mortality and
                                  expense risk charge of 0.20%.

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases)

                                .Withdrawal charges ranging from 0% to 6% of purchase
                                  payment(s) withdrawn (with certain exceptions)

                                .Transfer fee of $25 after 12th transfer in any
                                  Contract Year

                                . State premium tax (if your state imposes one)

                                In addition, each Portfolio pays expenses that you will
                                bear indirectly if you invest in a Variable
                                Sub-Account.
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INVESTMENT ALTERNATIVES         The Contract offers 40 investment alternatives
                                including:

                                .2 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .38 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Morgan Stanley Investment Advisors Inc.

                                  . Van Kampen (1)

                                  . Van Kampen Asset Management

                                  . A I M Advisors, Inc.

                                  . AllianceBernstein L.P.

                                  . Franklin Advisers, Inc.

                                  . Franklin Mutual Advisers, LLC

                                  . Putnam Investment Management, LLC

                                  . Templeton Investment Counsel, LLC

                                To find out current rates being paid on the Fixed
                                Account Options, or to find out how the Variable
                                Sub-Accounts have performed, call us at 1-800-654-2397.

                                (1) Morgan Stanley Investment Management, Inc., the
                                adviser to the UIF Portfolios, does business in certain
                                instances using the name Van Kampen.
---------------------------------------------------------------------------------------

                                 4  PROSPECTUS



SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC ADDITIONS PROGRAM

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with payments guaranteed for 10 years

                                . joint and survivor life income payments

                                . guaranteed payments for a specified period
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you or the ANNUITANT dies before the PAYOUT START
                                DATE, we will pay the death benefit described in the
                                Contract. We also offer 4 death benefit options.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract value ("CONTRACT VALUE") among the investment
                                alternatives, with certain restrictions. Transfers must
                                be at least $100 or the entire amount in the investment
                                alternative, whichever is less.

                                There is a $25 fee per transfer after the 12th transfer
                                in each CONTRACT YEAR, which we measure from the date
                                we issue your Contract or a Contract anniversary
                                ("CONTRACT ANNIVERSARY").
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                anytime during the Accumulation Phase. In general, you
                                must withdraw at least $100 at a time or the total
                                amount in the investment alternative, if less.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                also may apply.
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                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received  0    1    2    3    4    5     6+
 the Purchase Payment Being Withdrawn**:
-------------------------------------------------------------------------------
Applicable Charge                           6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                      $30.00***
-------------------------------------------------------------------------------
Transfer Fee                                           $25.00****
-------------------------------------------------------------------------------

  *
   During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

  *** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

  **** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                              With the
                                                              Enhanced
                                                          Death Benefit,*        With the
                                                          the Performance      Performance
                                                               Income            Benefit                           With the
                                                             Benefit,*         Combination*       With the          Income
                                                               or the          or the Death        Income         and Death
                                                            Performance          Benefit          Benefit          Benefit
                                               Base        Death Benefit       Combination      Combination      Combination
                                             Contract          Option             Option         Option 2*        Option 2*
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.25%           1.38%              1.49%            1.55%            1.75%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.35%           1.48%              1.59%            1.65%            1.85%
-------------------------------------------------------------------------------------------------------------------------------
   If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.45%           1.58%              1.69%            1.75%            1.95%
-------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.55%           1.68%              1.79%            1.85%            2.05%
-------------------------------------------------------------------------------------------------------------------------------



  * These Options are no longer available to be added to your Contract.

  ** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.28%                        1.63%
and other expenses)
--------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $774           $1,316          $1,878           $3,715
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $635           $  902          $1,191           $2,360
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EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $349           $1,061          $1,793           $3,715
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $210           $  647          $1,106           $2,360
Expenses
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PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE


                                 8  PROSPECTUS

EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the owner, while the Annuitant is alive,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                                 9  PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your


                                 10  PROSPECTUS
purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Porfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request
that complies with the Sub-Account limitation.   If you wish to transfer more
than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

                                 11  PROSPECTUS

For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account. The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and Morgan Stanley VIS Global Advantage - Class X Sub-Account and the Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF Mid Cap Growth, Class I Sub-Account.


For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.


PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Aggressive Equity
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Dividend Growth           and long term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
Equity Portfolio - Class  investments in common
X                         stocks believed by the
                          Investment Adviser to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
European Equity           appreciation of its
Portfolio - Class X       investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
Global Advantage
Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
Global Dividend Growth    and long-term growth of
Portfolio - Class X       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
Yield Portfolio - Class   income by investing in a
X                         diversified portfolio
                          consisting principally of    MORGAN STANLEY
                          fixed-income securities,     INVESTMENT ADVISORS INC.
                          which may include both
                          non-convertible and
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
Income Builder Portfolio  secondary objective, growth
- Class X                 of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Income Plus Portfolio -   income by investing
Class X                   primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------
Morgan Stanley VIS        High level of current
Limited Duration          income consistent with
Portfolio - Class X       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
Market Portfolio - Class  preservation of capital,
X                         and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
500 Index Portfolio -     before expenses, correspond
Class X                   to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
Strategist Portfolio -    return
Class X
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
Utilities Portfolio -     current income
Class X
-------------------------------------------------------------------------------

                                 12  PROSPECTUS



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
Markets Equity            appreciation by investing
Portfolio, Class I        primarily in
                          growth-oriented equity
                          securities of issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
I                         primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies.
-------------------------------------------------------
Van Kampen UIF            Long-term capital
International Magnum      appreciation by investing
Portfolio, Class I        primarily in equity
                          securities of non-U.S.       VAN KAMPEN /(1)/
                          issuers domiciled in EAFE
                          countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in
I                         common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class I                   three to five years by
                          investing in common stocks
                          and other equity
                          securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
I                         capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class I        through investments in       VAN KAMPEN ASSET
                          equity securities,           MANAGEMENT
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
-------------------------------------------------------
Van Kampen LIT Strategic  Capital appreciation.
Growth Portfolio, Class
I
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I /(2) /
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Core Equity      Growth of capital
Fund - Series I /(2) /
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
Equity Fund - Series I
/(2)/
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of capital
Portfolio - Class B
-------------------------------------------------------
AllianceBernstein Growth  Long-term growth of capital  ALLIANCEBERNSTEIN L.P.
and Income Portfolio -
Class B
-------------------------------------------------------
AllianceBernstein Large   Long-term growth of capital
Cap Growth Portfolio -
Class B
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High       High level of current
Income Securities Fund -  income with capital
Class 2                   appreciation as a secondary
                          goal                         FRANKLIN ADVISERS, INC.
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
Securities Fund - Class   maintaining prospects for
2                         capital appreciation.
-------------------------------------------------------
FTVIP Franklin Small Cap  Long-term total return.
Value Securities Fund -
Class 2
-------------------------------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with    FRANKLIN MUTUAL
Securities Fund - Class   income as a secondary goal   ADVISERS, LLC
2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
Securities Fund - Class                                COUNSEL, LLC
2
-------------------------------------------------------------------------------


                                 13  PROSPECTUS


PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------
Putnam VT International   Capital appreciation.        PUTNAM INVESTMENT
Equity Fund - Class IB                                 MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
Value Fund - Class IB
/(3)/
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------



(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(3) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different


                                 14  PROSPECTUS
monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.


GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading


                                 15  PROSPECTUS
activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub--


                                 16  PROSPECTUS

Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.


                                 17  PROSPECTUS

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

.. 1.25% Base Contract

.. 1.38% w/Enhanced Death Benefit Option

.. 1.38% w/Performance Death Benefit Option

.. 1.38% w/Performance Income Benefit Option

.. 1.49% w/Performance Benefit Combination Option

.. 1.49% w/Death Benefit Combination Option

.. 1.55% w/Income Benefit Combination Option 2

.. 1.68% w/Income and Performance Death Benefit Option (State of Washington only)

.. 1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused


                                 18  PROSPECTUS
portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless
you instruct otherwise.   For purposes of the withdrawal charge, we will treat
withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your


                                 19  PROSPECTUS
investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

 2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets/TM/- Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date;

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed amount income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:


                                 20  PROSPECTUS

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income


                                 21  PROSPECTUS
payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

  1. deducting any applicable premium tax; and

  2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited.
 Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary;

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:


                                 22  PROSPECTUS

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.


INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

.. For purchase payments, Income Base A is equal to the most recently calculated
  Income Base A plus the purchase payment.

.. For withdrawals, Income Base A is equal to the most recently calculated Income
  Base A reduced by a withdrawal adjustment (described below).

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:


                                 23  PROSPECTUS

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

  .  (i) = the withdrawal amount

  .   (ii) = the Contract Value just before the withdrawal

  .   (iii) = the most recently calculated Enhanced Death Benefit

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive


                                 24  PROSPECTUS
the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION.The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 25) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

.. 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the


                                 25  PROSPECTUS
ages of 70 and 79 on the Rider Date, the death benefit is increased by:

.. 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i) transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest


                                 26  PROSPECTUS

Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

  (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.


                                 27  PROSPECTUS

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Logevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

.. the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

.. the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth


                                 28  PROSPECTUS
below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:


EXISTING PURCHASE      NEW PURCHASE
     PAYMENTS            PAYMENTS
                        Number of
                     Complete Years
                    Since We Received      Withdrawal
                    the New Purchase      Charge (as a
                           Paym         Percentage of New
                            en             or Existing
Number of Complete       t Being            Purchase
Years Since Rider        Withdraw           Payments
       Date                 n               Withdrawn)


        0                   0                   3%
        1                   1                   2%
        2                   2                   1%

        3+                  3+                  0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date
or the most recent Contract Anniversary, whichever is later.   As with all
withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.






MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.


                                 29  PROSPECTUS

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Inc. Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the National Association of Securities Dealers.

IN ADDITION, MORGAN STANLEY & CO. MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;


                                 30  PROSPECTUS

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.




                                 31  PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 32  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 33  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the


                                 34  PROSPECTUS

IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of


                                 35  PROSPECTUS
the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable


                                 36  PROSPECTUS
amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;


                                 37  PROSPECTUS

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer


                                 38  PROSPECTUS
a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 39  PROSPECTUS

APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account, Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Utilities - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Equity - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF International Magnum, Class I Sub-Account, Van Kampen UIF Emerging Markets Equity, Class I Sub-Account, and Van Kampen LIT Strategic Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and Van Kampen UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, the AIM V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein Growth - Class B Sub-Account, AllianceBernstein Growth and Income - Class B Sub-Account, and AllianceBernstein Large Cap Growth - Class B Sub-Account, and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income Securities Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, The AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.










                                 40  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT FOR EACH OF THE LAST TEN FISCAL YEARS (BASE CONTRACT)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 1997         1998         1999         2000          2001
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    14.447   $     8.324
 Accumulation Unit Value, End of Period                                     -            -  $    14.447  $     8.324   $     9.905
 Number of Units Outstanding, End of Period                                 -            -      924,675      330,757     2,037,605
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    26.298  $    32.590  $    36.725  $    35.384   $    36.762
 Accumulation Unit Value, End of Period                           $    32.590  $    36.725  $    35.384  $    36.762   $    34.380
 Number of Units Outstanding, End of Period                        39,673,542   36,334,173   31,771,950   22,447,720    18,402,631
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    28.669  $    38.873  $    50.025  $    78.284   $    67.698
 Accumulation Unit Value, End of Period                           $    38.873  $    50.025  $    78.284  $    67.698   $    48.840
 Number of Units Outstanding, End of Period                        13,511,972   12,608,741   13,033,466   12,262,797     9,213,699
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    24.335  $    27.870  $    34,083  $    43.419   $    40.733
 Accumulation Unit Value, End of Period                           $    27.870  $    34.083  $    43.419  $    40.733   $    33.048
 Number of Units Outstanding, End of Period                         9,765,284    8,967,887    7,442,535    6,307,478     4,613,136
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     9.728  $    12.177   $     9.926
 Accumulation Unit Value, End of Period                                     -  $     9.728  $    12.177  $     9.926   $     7.501
 Number of Units Outstanding, End of Period                                 -    1,432,745    1,766,647    2,405,879     1,726,377
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    13.845  $    15.304  $    16.991  $    19.219   $    18.489
 Accumulation Unit Value, End of Period                           $    15.304  $    16.991  $    19.219  $    18.489   $    17.100
 Number of Units Outstanding, End of Period                        21,662,482   17,634,472   15,377,323   11,064,552     8,650,672
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    24.148  $    26.652  $    24.658  $    24.009   $    16.055
 Accumulation Unit Value, End of Period                           $    26.652  $    24.658  $    24.009  $    16.055   $    10.493
 Number of Units Outstanding, End of Period                         8,797,892    8,199,142    6,186,696    4,112,148     2,971,097
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $    12.084  $    12.297  $    12.997   $    12.846
 Accumulation Unit Value, End of Period                           $    12.084  $    12.297  $    12.997  $    12.846   $    12.964
 Number of Units Outstanding, End of Period                         2,364,583    2,979,980    2,557,977    1,868,522     1,759,604
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    16.404  $    17.983  $    19.265  $    18.200   $    19.949
 Accumulation Unit Value, End of Period                           $    17.983  $    19.265  $    18.200  $    19.949   $    21.563
 Number of Units Outstanding, End of Period                        20,839,536   20,312,197   16,872,144   12,923,991    11,955,743
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $    10.000  $    10.065   $    10.511
 Accumulation Unit Value, End of Period                                     -            -  $    10.065  $    10.511   $    11.067
 Number of Units Outstanding, End of Period                                 -            -      127,159      247,190       998,378
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.084  $    12.546  $    12.979  $    13.460   $    14.083
 Accumulation Unit Value, End of Period                           $    12.546  $    12.979  $    13.460  $    14.083   $    14.436
 Number of Units Outstanding, End of Period                        18,625,330   21,159,031   17,541,394   13,100,511    14,122,157
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $    11.126  $    13.198   $    11.800
 Accumulation Unit Value, End of Period                                     -  $    11.126  $    13.198  $    11.800   $    10.217
 Number of Units Outstanding, End of Period                                 -    1,722,709    4,729,418    5,685,459     4,881,154
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                                 41  PROSPECTUS



Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    19.199  $    21.540  $    26.875  $    31.136   $    31.226
 Accumulation Unit Value, End of Period                           $    21.540  $    26.875  $    31.136  $    31.226   $    27.669
 Number of Units Outstanding, End of Period                        16,153,105   14,574,012   13,273,409   11,520,579     8,955,954
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    19.298  $    24.208  $    29.461  $    32.870   $    33.417
 Accumulation Unit Value, End of Period                           $    24.208  $    29.461  $    32.870  $    33.417   $    24.478
 Number of Units Outstanding, End of Period                        15,172,387   13,541,542   11,688,649    9,889,545     7,554,143
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     7.102  $    13.643   $     8.224
 Accumulation Unit Value, End of Period                                     -  $     7.102  $    13.643  $     8.224   $     7.586
 Number of Units Outstanding, End of Period                                 -       82,002      609,573      496,918       391,194
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $    10.104  $    13.901   $    12.105
 Accumulation Unit Value, End of Period                                     -  $    10.104  $    13.901  $    12.105   $    10.137
 Number of Units Outstanding, End of Period                                 -      822,038    1,653,843    2,584,832     1,754,951
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     9.790  $    12.092   $    10.448
 Accumulation Unit Value, End of Period                                     -  $     9.790  $    12.092  $    10.448   $     8.319
 Number of Units Outstanding, End of Period                                 -      136,628      281,569      521,562       463,678
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    10.243
 Accumulation Unit Value, End of Period                                     -            -            -  $    10.243   $     9.786
 Number of Units Outstanding, End of Period                                 -            -            -      130,014       842,184
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $     9.062  $     8.808   $    11.235
 Accumulation Unit Value, End of Period                                     -  $     9.062  $     8.808  $    11.235   $    12.174
 Number of Units Outstanding, End of Period                                 -       79,729      230,000      509,161       494,048
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -  $    10.000  $    11.997  $    24.191   $    21.445
 Accumulation Unit Value, End of Period                                     -  $    11.997  $    24.191  $    21.445   $    14.493
 Number of Units Outstanding, End of Period                                 -      254,704    1,761,875    3,397,290     2,278,513
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     8.324
 Accumulation Unit Value, End of Period                                     -            -            -  $     8.324   $     6.300
 Number of Units Outstanding, End of Period                                 -            -            -      330,757       336,633
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     8.145
 Accumulation Unit Value, End of Period                                     -            -            -  $     8.145   $     6.135
 Number of Units Outstanding, End of Period                                 -            -            -      256,762       375,013
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                                 42  PROSPECTUS

AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    10.764
 Accumulation Unit Value, End of Period                                     -            -            -  $    10.764   $    10.635
 Number of Units Outstanding, End of Period                                 -            -            -      710,787     2,686,180
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     7.861
 Accumulation Unit Value, End of Period                                     -            -            -  $     7.861   $     6.406
 Number of Units Outstanding, End of Period                                 -            -            -    1,090,403     1,004,407
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -                          -
 Accumulation Unit Value, End of Period                                     -            -            -                          -
 Number of Units Outstanding, End of Period                                 -            -            -                          -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $    10.800
 Accumulation Unit Value, End of Period                                     -            -            -  $    10.800   $     9.973
 Number of Units Outstanding, End of Period                                 -            -            -      294,258       357,566
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     9.083
 Accumulation Unit Value, End of Period                                     -            -            -  $     9.083   $     7.114
 Number of Units Outstanding, End of Period                                 -            -            -      577,155       662,362
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -            -             -
 Accumulation Unit Value, End of Period                                     -            -            -            -             -
 Number of Units Outstanding, End of Period                                 -            -            -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -            -  $    10.000   $     8.125
 Accumulation Unit Value, End of Period                                     -            -            -  $     8.125   $     6.219
 Number of Units Outstanding, End of Period                                 -            -            -      594,706       647,820
-----------------------------------------------------------------------------------------------------------------------------------





FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                 2002         2003         2004        2005         2006
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     9.905  $     7.563  $    9.407  $   10.460   $   12.712
 Accumulation Unit Value, End of Period                           $     7.563  $     9.407  $   10.460  $   12.712   $   13.525
 Number of Units Outstanding, End of Period                         1,469,643    1,182,043     899,342     637,524      444,416
--------------------------------------------------------------------------------------------------------------------------------

                                 43  PROSPECTUS


Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    34.380  $    27.809  $   35.088  $   37.546   $   39.122
 Accumulation Unit Value, End of Period                           $    27.809  $    35.088  $   37.546  $   39.122   $   42.880
 Number of Units Outstanding, End of Period                        14,271,895   11,388,813   8,614,729   6,150,647    4,417,726
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    48.840  $    37.962  $   45.995  $   50.436   $   58.796
 Accumulation Unit Value, End of Period                           $    37.962  $    45.995  $   50.436  $   58.796   $   60.437
 Number of Units Outstanding, End of Period                         6,962,525    5,390,368   4,082,674   2,973,450    2,130,839
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    33.048  $    25.640  $   32.640  $   36.304   $   38.931
 Accumulation Unit Value, End of Period                           $    25.640  $    32.640  $   36.304  $   38.931   $   50.016
 Number of Units Outstanding, End of Period                         3,538,947    2,729,709   2,086,485   1,443,696    1,083,879
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     7.501  $     5.865  $    7.587  $    8.424   $    8.877
 Accumulation Unit Value, End of Period                           $     5.865  $     7.587  $    8.424  $    8.877   $   10.383
 Number of Units Outstanding, End of Period                         1,176,968    1,000,001     764,552     555,009      405,315
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    17.100  $    14.759  $   19.231  $   21.807   $   22.879
 Accumulation Unit Value, End of Period                           $    14.759  $    19.231  $   21.807  $   22.879   $   27.526
 Number of Units Outstanding, End of Period                         6,686,000    5,329,708   4,254,555   3,176,388    2,410,773
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.493  $     9.614  $   12.115  $   13.129   $   13.236
 Accumulation Unit Value, End of Period                           $     9.614  $    12.115  $   13.129  $   13.236   $   14.273
 Number of Units Outstanding, End of Period                         2,130,485    2,018,163   1,548,414     962,837      663,543
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.964  $    11.813  $   14.084  $   15.418   $   16.270
 Accumulation Unit Value, End of Period                           $    11.813  $    14.084  $   15.418  $   16.270   $   18.334
 Number of Units Outstanding, End of Period                         1,492,253    1,199,577     970,700     656,182      519,312
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    21.563  $    22.447  $   24.016  $   24.933   $   25.417
 Accumulation Unit Value, End of Period                           $    22.447  $    24.016  $   24.933  $   25.417   $   26.505
 Number of Units Outstanding, End of Period                         9,891,692    7,521,052   5,706,741   4,193,246    3,197,996
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    11.067  $    11.361  $   11.459  $   11.466   $   11.524
 Accumulation Unit Value, End of Period                           $    11.361  $    11.459  $   11.466  $   11.524   $   11.856
 Number of Units Outstanding, End of Period                         2,184,695    1,875,942   1,494,669   1,125,988      746,919
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    14.436  $    14.433  $   14.334  $   14.265   $   14.467
 Accumulation Unit Value, End of Period                           $    14.433  $    14.334  $   14.265  $   14.467   $   14.932
 Number of Units Outstanding, End of Period                        12,828,970    8,011,135   6,004,073   4,778,094    4,181,794
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.217  $     7.813  $    9.856  $   10.754   $   11.102
 Accumulation Unit Value, End of Period                           $     7.813  $     9.856  $   10.754  $   11.102   $   12.658
 Number of Units Outstanding, End of Period                         4,046,964    3,888,379   3,407,326   2,439,845    1,618,578
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    27.669  $    24.598  $   30.638  $   33.363   $   35.656
 Accumulation Unit Value, End of Period                           $    24.598  $    30.638  $   33.363  $   35.656   $   40.461
 Number of Units Outstanding, End of Period                         6,737,267    5,265,389   3,980,578   2,909,826    2,217,972
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    24.478  $    18.627  $   21.565  $   25.671   $   29.031
 Accumulation Unit Value, End of Period                           $    18.627  $    21.565  $   25.671  $   29.031   $   34.462
 Number of Units Outstanding, End of Period                         5,635,019    4,217,232   3,267,278   2,450,035    1,901,657
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     7.586  $     6.819  $   10.069  $   12.230   $   16.151
 Accumulation Unit Value, End of Period                           $     6.819  $    10.069  $   12.230  $   16.151   $   21.854
 Number of Units Outstanding, End of Period                           461,316      507,331     464,745     380,097      301,731
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.137  $     7.214  $    8.892  $    9.455   $   10.794
 Accumulation Unit Value, End of Period                           $     7.214  $     8.892  $    9.455  $   10.794   $   11.086
 Number of Units Outstanding, End of Period                         1,312,108    1,115,541     939,474     694,442      526,258
--------------------------------------------------------------------------------------------------------------------------------

                                 44  PROSPECTUS



Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     8.319  $     6.827  $    8.582  $    9.940   $   10.892
 Accumulation Unit Value, End of Period                           $     6.827  $     8.582  $    9.940  $   10.892   $   13.447
 Number of Units Outstanding, End of Period                           405,211      472,457     449,004     408,589      343,994
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     7.326  $   10.246  $   12.292   $   14.258
 Accumulation Unit Value, End of Period                           $     7.326  $    10.246  $   12.292  $   14.258   $   15.373
 Number of Units Outstanding, End of Period                            35,545      253,955     324,513     277,181      223,398
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     9.786  $     6.949  $    9.702  $   10.969   $   12.154
 Accumulation Unit Value, End of Period                           $     6.949  $     9.702  $   10.969  $   12.154   $   14.474
 Number of Units Outstanding, End of Period                           863,660      848,880     819,612     621,597      472,554
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    12.174  $    11.835  $   16.167  $   21.756   $   25.125
 Accumulation Unit Value, End of Period                           $    11.835  $    16.167  $   21.756  $   25.125   $   34.220
 Number of Units Outstanding, End of Period                           644,176      567,867     465,548     294,218      226,573
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   11.148   $   12.221
 Accumulation Unit Value, End of Period                                     -            -  $   11.148  $   12.221   $   12.651
 Number of Units Outstanding, End of Period                                 -            -      13,131      24,994       26,037
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     8.066  $   10.425  $   12.111   $   12.472
 Accumulation Unit Value, End of Period                           $     8.066  $    10.425  $   12.111  $   12.472   $   14.308
 Number of Units Outstanding, End of Period                           612,695    1,477,236   2,137,081   1,989,581    1,567,597
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    14.493  $     9.654  $   12.129  $   12.808   $   13.639
 Accumulation Unit Value, End of Period                           $     9.654  $    12.129  $   12.808  $   13.639   $   13.841
 Number of Units Outstanding, End of Period                         1,675,939    1,366,571   1,059,152     753,367      528,733
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     6.300  $     4.702  $    6.008  $    6.320   $    6.787
 Accumulation Unit Value, End of Period                           $     4.702  $     6.008  $    6.320  $    6.787   $    7.118
 Number of Units Outstanding, End of Period                           284,291      306,517     291,181     217,208      241,036
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                     -            -           -           -   $   10.817
 Number of Units Outstanding, End of Period                                 -            -           -           -      147,923
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   10.838   $   11.507
 Accumulation Unit Value, End of Period                                     -            -  $   10.838  $   11.507   $   12.630
 Number of Units Outstanding, End of Period                                 -            -      20,079     107,383       64,974
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     6.135  $     4.342  $    5.770  $    6.520   $    7.181
 Accumulation Unit Value, End of Period                           $     4.342  $     5.770  $    6.520  $    7.181   $    6.997
 Number of Units Outstanding, End of Period                           279,753      582,899     732,150     549,286      412,305
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.635  $     8.156  $   10.636  $   11.671   $   12.045
 Accumulation Unit Value, End of Period                           $     8.156  $    10.636  $   11.671  $   12.045   $   13.902
 Number of Units Outstanding, End of Period                         2,122,155    2,063,625   1,740,326   1,279,033    1,186,867
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     6.406  $     4.371  $    5.320  $    5.686   $    6.443
 Accumulation Unit Value, End of Period                           $     4.371  $     5.320  $    5.686  $    6.443   $    6.316
 Number of Units Outstanding, End of Period                           923,651      670,836     557,743     503,519      516,685
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   10.713   $   10.920
 Accumulation Unit Value, End of Period                                     -            -  $   10.713  $   10.920   $   11.783
 Number of Units Outstanding, End of Period                                 -            -      73,220      29,053       37,421
--------------------------------------------------------------------------------------------------------------------------------

                                 45  PROSPECTUS


FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   11.259   $   11.286
 Accumulation Unit Value, End of Period                                     -            -  $   11.259  $   11.286   $   13.166
 Number of Units Outstanding, End of Period                                 -            -     109,912     293,020      450,069
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -           -  $   10.000   $   11.352
 Accumulation Unit Value, End of Period                                     -            -           -  $   11.352   $   13.102
 Number of Units Outstanding, End of Period                                 -            -           -      57,973      140,299
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   10.970   $   11.965
 Accumulation Unit Value, End of Period                                     -            -  $   10.970  $   11.965   $   13.975
 Number of Units Outstanding, End of Period                                 -            -      40,237     200,311      243,334
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                               -            -  $   10.000  $   11.538   $   12.541
 Accumulation Unit Value, End of Period                                     -            -  $   11.538  $   12.541   $   15.027
 Number of Units Outstanding, End of Period                                 -            -      56,465     218,833      264,220
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     9.973  $     7.971  $   10.018  $   10.982   $   11.401
 Accumulation Unit Value, End of Period                           $     7.971  $    10.018  $   10.982  $   11.401   $   13.039
 Number of Units Outstanding, End of Period                           337,171      356,652     281,169     185,642      157,795
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     7.114  $     5.778  $    7.327  $    8.400   $    9.298
 Accumulation Unit Value, End of Period                           $     5.778  $     7.327  $    8.400  $    9.298   $   11.717
 Number of Units Outstanding, End of Period                           594,387      619,117     469,236     427,528      421,805
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $    10.000  $     7.308  $   10.789  $   13.435   $   14.188
 Accumulation Unit Value, End of Period                           $     7.308  $    10.789  $   13.435  $   14.188   $   16.419
 Number of Units Outstanding, End of Period                           198,217      180,269     144,803      96,506       68,930
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $     6.219  $     4.508  $    5.555  $    5.757   $    6.003
 Accumulation Unit Value, End of Period                           $     4.508  $     5.555  $    5.757  $    6.003   $    6.245
 Number of Units Outstanding, End of Period                           801,112      457,530     381,566     281,603      192,384
--------------------------------------------------------------------------------------------------------------------------------



*The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table on page 41. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%

..


                                 46  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2000     2001     2002     2003      2004
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.129  $ 7.098  $ 5.382   $ 6.647
 Accumulation Unit Value, End of Period                           $10.129  $ 7.098  $ 5.382  $ 6.647   $ 7.340
 Number of Units Outstanding, End of Period                             0    1,652    1,817    2,091     2,005
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.495  $ 9.745  $ 7.828   $ 9.808
 Accumulation Unit Value, End of Period                           $10.495  $ 9.745  $ 7.828  $ 9.808   $10.422
 Number of Units Outstanding, End of Period                         3,475   41,334   55,944   62,454    30,254
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.128  $ 9.745  $ 5.600   $ 6.737
 Accumulation Unit Value, End of Period                           $10.128  $ 9.745  $ 5.600  $ 6.737   $ 7.336
 Number of Units Outstanding, End of Period                             0   69,035   82,007   85,882    49,330
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.401  $ 8.378  $ 6.455   $ 8.160
 Accumulation Unit Value, End of Period                           $10.401  $ 8.378  $ 6.455  $ 8.160   $ 9.013
 Number of Units Outstanding, End of Period                             0   25,476   33,850   33,441    19,099
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.869  $ 7.411  $ 5.749   $ 7.386
 Accumulation Unit Value, End of Period                           $ 9.869  $ 7.411  $ 5.749  $ 7.386   $ 8.143
 Number of Units Outstanding, End of Period                             0    5,126    8,431    7,075     6,273
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.476  $ 8.121   $10.509
 Accumulation Unit Value, End of Period                           $10.319  $ 9.476  $ 8.121  $10.509   $11.833
 Number of Units Outstanding, End of Period                             0   18,699   27,267   33,076    26,554
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $$9.542  $ 6.192  $ 5.633   $ 7.050
 Accumulation Unit Value, End of Period                           $ 9.542  $ 6.192  $ 5.633  $ 7.050   $ 7.586
 Number of Units Outstanding, End of Period                            98      204    1,853    2,331     1,648
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.277  $10.483  $ 9.318   $11.032
 Accumulation Unit Value, End of Period                           $10.277  $10.483  $ 9.318  $11.032   $11.993
 Number of Units Outstanding, End of Period                             0        0      936    8,277     7,491
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.751  $11.114   $11.808
 Accumulation Unit Value, End of Period                           $10.017  $10.751  $11.114  $11.808   $12.173
 Number of Units Outstanding, End of Period                         2,755   13,344   18,094   19,180    22,351
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.007  $10.461  $10.664   $10.681
 Accumulation Unit Value, End of Period                           $10.007  $10.461  $10.664  $10.681   $10.613
 Number of Units Outstanding, End of Period                             0    9,043   30,423    8,647       474
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.017  $10.194  $10.121   $ 9.982
 Accumulation Unit Value, End of Period                           $10.017  $10.194  $10.121  $ 9.982   $ 9.864
 Number of Units Outstanding, End of Period                             0        0    7,283   10,899     5,213
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.978  $ 8.578  $ 6.514   $ 8.159
 Accumulation Unit Value, End of Period                           $ 9.978  $ 8.578  $ 6.514  $ 8.159   $ 8.841
 Number of Units Outstanding, End of Period                             0    4,348   10,101    7,819     6,666
---------------------------------------------------------------------------------------------------------------

                                 47  PROSPECTUS



Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.071  $ 8.861  $ 7.822   $ 9.675
 Accumulation Unit Value, End of Period                           $10.071  $ 8.861  $ 7.822  $ 9.675   $10.462
 Number of Units Outstanding, End of Period                         3,347    5,682    3,623   11,837    11,558
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.139  $ 7.374  $ 5.573   $ 6.406
 Accumulation Unit Value, End of Period                           $10.139  $ 7.374  $ 5.573  $ 6.406   $ 7.573
 Number of Units Outstanding, End of Period                         6,315    3,081    1,656    2,634       571
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.538  $ 8.736  $ 7.797   $11.433
 Accumulation Unit Value, End of Period                           $ 9.538  $ 8.736  $ 7.797  $11.433   $13.790
 Number of Units Outstanding, End of Period                             0    7,015   10,972   15,738    14,257
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.829  $ 8.172  $ 5.775   $ 7.069
 Accumulation Unit Value, End of Period                           $ 9.829  $ 8.172  $ 5.775  $ 7.069   $ 7.464
 Number of Units Outstanding, End of Period                             0    6,041    8,634    8,594     6,644
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.198  $ 8.062  $ 6.571   $ 8.202
 Accumulation Unit Value, End of Period                           $10.198  $ 8.062  $ 6.571  $ 8.202   $ 9.433
 Number of Units Outstanding, End of Period                             0    4,891    8,959    7,729     6,724
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.291   $10.127
 Accumulation Unit Value, End of Period                                 -        -  $ 7.291  $10.127   $12.065
 Number of Units Outstanding, End of Period                             -        -    9,244    9,732     4,775
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.319  $ 9.790  $ 6.903   $ 9.571
 Accumulation Unit Value, End of Period                           $10.319  $ 9.790  $ 6.903  $ 9.571   $10.745
 Number of Units Outstanding, End of Period                             0    7,459    9,315   14,752    14,091
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.025  $10.786  $10.412   $14.124
 Accumulation Unit Value, End of Period                           $10.025  $10.786  $10.412  $14.124   $18.874
 Number of Units Outstanding, End of Period                             0    4,991    9,476    6,979     5,869
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.095
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 8.029   $10.304
 Accumulation Unit Value, End of Period                                 -        -  $ 8.029  $10.304   $11.887
 Number of Units Outstanding, End of Period                             -        -      359    8,291     8,941
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.838  $ 6.601  $ 4.366   $ 5.448
 Accumulation Unit Value, End of Period                           $ 9.838  $ 6.601  $ 4.366  $ 5.448   $ 5.713
 Number of Units Outstanding, End of Period                             0   17,319   25,304   24,193    18,048
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.895  $ 7.436  $ 5.510   $ 6.992
 Accumulation Unit Value, End of Period                           $ 9.895  $ 7.436  $ 5.510  $ 6.992   $ 7.304
 Number of Units Outstanding, End of Period                             0   13,961   25,054   21,313    19,669
---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                           -        -        -        -         -
 Accumulation Unit Value, End of Period                                 -        -        -        -         -
 Number of Units Outstanding, End of Period                             -        -        -        -         -
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.787
 Number of Units Outstanding, End of Period                             -        -        -        -         8
---------------------------------------------------------------------------------------------------------------

                                 48  PROSPECTUS



AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.927  $ 7.424  $ 5.217   $ 6.885
 Accumulation Unit Value, End of Period                           $ 9.927  $ 7.424  $ 5.217  $ 6.885   $ 7.726
 Number of Units Outstanding, End of Period                             0    4,367    6,161    5,057     4,213
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.359  $10.162  $ 7.739   $10.022
 Accumulation Unit Value, End of Period                           $10.359  $10.162  $ 7.739  $10.022   $10.920
 Number of Units Outstanding, End of Period                             0    5,013    7,042   12,771    13,421
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.807  $ 7.935  $ 5.376   $ 6.498
 Accumulation Unit Value, End of Period                           $ 9.807  $ 7.935  $ 5.376  $ 6.498   $ 6.897
 Number of Units Outstanding, End of Period                             0    5,423    5,914    4,757     4,215
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.662
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.205
 Number of Units Outstanding, End of Period                             -        -        -        -         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -         -
 Accumulation Unit Value, End of Period                                 -        -        -        -         -
 Number of Units Outstanding, End of Period                             -        -        -        -         -
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $10.917
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -        -        -   $10.000
 Accumulation Unit Value, End of Period                                 -        -        -        -   $11.483
 Number of Units Outstanding, End of Period                             -        -        -        -        20
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.225  $ 9.375  $ 7.441   $ 9.286
 Accumulation Unit Value, End of Period                           $10.225  $ 9.375  $ 7.441  $ 9.286   $10.109
 Number of Units Outstanding, End of Period                             0    3,587    5,340   11,842    12,033
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $10.316  $ 8.022  $ 6.470   $ 8.147
 Accumulation Unit Value, End of Period                           $10.316  $ 8.022  $ 6.470  $ 8.147   $ 9.275
 Number of Units Outstanding, End of Period                             0    4,133    7,113    7,249     4,937
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                           -        -  $10.000  $ 7.274   $10.664
 Accumulation Unit Value, End of Period                                 -        -  $ 7.274  $10.664   $13.187
 Number of Units Outstanding, End of Period                             -        -      158      315       271
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 9.817  $ 7.522  $ 5.414   $ 6.625
 Accumulation Unit Value, End of Period                           $ 9.817  $ 7.522  $ 5.414  $ 6.625   $ 6.817
 Number of Units Outstanding, End of Period                             0    4,086    7,096    6,303     5,753
---------------------------------------------------------------------------------------------------------------






                                 49  PROSPECTUS

FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                          2005      2006
Morgan Stanley VIS Aggressive Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.340   $ 8.857
 Accumulation Unit Value, End of Period                      $ 8.857   $ 9.359
 Number of Units Outstanding, End of Period                    1,314     1,139
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.422   $10.783
 Accumulation Unit Value, End of Period                      $10.783   $11.737
 Number of Units Outstanding, End of Period                   26,322     9,654
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.336   $ 8.493
 Accumulation Unit Value, End of Period                      $ 8.493   $ 8.669
 Number of Units Outstanding, End of Period                   46,632    23,798
-------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 9.013   $ 9.598
 Accumulation Unit Value, End of Period                      $ 9.598   $12.244
 Number of Units Outstanding, End of Period                   17,253     9,856
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 8.143   $ 8.521
 Accumulation Unit Value, End of Period                      $ 8.521   $ 9.897
 Number of Units Outstanding, End of Period                    5,603     4,414
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class X
Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.833   $12.328
 Accumulation Unit Value, End of Period                      $12.328   $14.729
 Number of Units Outstanding, End of Period                   23,800     8,567
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.586   $ 7.595
 Accumulation Unit Value, End of Period                      $ 7.595   $ 8.133
 Number of Units Outstanding, End of Period                    1,648     1,648
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.993   $12.568
 Accumulation Unit Value, End of Period                      $12.568   $14.063
 Number of Units Outstanding, End of Period                    9,338     3,376
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $12.173   $12.324
 Accumulation Unit Value, End of Period                      $12.324   $12.762
 Number of Units Outstanding, End of Period                   21,235     9,848
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.613   $10.592
 Accumulation Unit Value, End of Period                      $10.592   $10.822
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 9.864   $ 9.934
 Accumulation Unit Value, End of Period                      $ 9.934   $10.182
 Number of Units Outstanding, End of Period                    4,581     2,596
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 8.841   $ 9.064
 Accumulation Unit Value, End of Period                      $ 9.064   $10.262
 Number of Units Outstanding, End of Period                    5,253     3,694
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.462   $11.104
 Accumulation Unit Value, End of Period                      $11.104   $12.512
 Number of Units Outstanding, End of Period                   10,797       576
-------------------------------------------------------------------------------

                                 50  PROSPECTUS



Morgan Stanley VIS Utilities - Class X Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.573   $ 8.505
 Accumulation Unit Value, End of Period                      $ 8.505   $10.026
 Number of Units Outstanding, End of Period                    3,652     3,254
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $13.790   $18.086
 Accumulation Unit Value, End of Period                      $18.086   $24.302
 Number of Units Outstanding, End of Period                   13,231     4,291
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.464   $ 8.461
 Accumulation Unit Value, End of Period                      $ 8.461   $ 8.631
 Number of Units Outstanding, End of Period                    4,914     3,183
-------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 9.433   $10.265
 Accumulation Unit Value, End of Period                      $10.265   $12.586
 Number of Units Outstanding, End of Period                    5,050     4,200
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $12.065   $13.897
 Accumulation Unit Value, End of Period                      $13.897   $14.879
 Number of Units Outstanding, End of Period                    4,568       572
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.745   $11.823
 Accumulation Unit Value, End of Period                      $11.823   $13.981
 Number of Units Outstanding, End of Period                   14,685     6,105
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $18.874   $21.646
 Accumulation Unit Value, End of Period                      $21.646   $29.277
 Number of Units Outstanding, End of Period                    5,673     4,460
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.095   $12.077
 Accumulation Unit Value, End of Period                      $12.077   $12.415
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.887   $12.156
 Accumulation Unit Value, End of Period                      $12.156   $13.849
 Number of Units Outstanding, End of Period                   11,009     4,818
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 5.713   $ 6.041
 Accumulation Unit Value, End of Period                      $ 6.041   $ 6.088
 Number of Units Outstanding, End of Period                   16,689     7,685
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                $ 7.304   $ 7.789
 Accumulation Unit Value, End of Period                      $ 7.789   $ 8.112
 Number of Units Outstanding, End of Period                   16,512    15,014
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $10.765
 Number of Units Outstanding, End of Period                       --     2,385
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.787   $11.372
 Accumulation Unit Value, End of Period                      $11.372   $12.394
 Number of Units Outstanding, End of Period                    2,367     2,380
-------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 7.726   $ 8.450
 Accumulation Unit Value, End of Period                      $ 8.450   $ 8.176
 Number of Units Outstanding, End of Period                    3,888     3,081
-------------------------------------------------------------------------------

                                 51  PROSPECTUS



AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.920   $11.191
 Accumulation Unit Value, End of Period                      $11.191   $12.827
 Number of Units Outstanding, End of Period                   12,715     5,038
-------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 6.897   $ 7.761
 Accumulation Unit Value, End of Period                      $ 7.761   $ 7.555
 Number of Units Outstanding, End of Period                    7,717     6,070
-------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.662   $10.791
 Accumulation Unit Value, End of Period                      $10.791   $11.562
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.205   $11.157
 Accumulation Unit Value, End of Period                      $11.157   $12.926
 Number of Units Outstanding, End of Period                       77       321
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.000   $11.298
 Accumulation Unit Value, End of Period                      $11.298   $12.950
 Number of Units Outstanding, End of Period                    2,383     2,715
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.917   $11.825
 Accumulation Unit Value, End of Period                      $11.825   $13.715
 Number of Units Outstanding, End of Period                      788       760
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                $11.483   $12.394
 Accumulation Unit Value, End of Period                      $12.394   $14.747
 Number of Units Outstanding, End of Period                    2,859     2,821
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                $10.109   $10.422
 Accumulation Unit Value, End of Period                      $10.422   $11.836
 Number of Units Outstanding, End of Period                   11,947     2,918
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 9.275   $10.195
 Accumulation Unit Value, End of Period                      $10.195   $12.758
 Number of Units Outstanding, End of Period                    4,319     2,526
-------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                $13.187   $13.828
 Accumulation Unit Value, End of Period                      $13.828   $15.892
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                $ 6.817   $ 7.060
 Accumulation Unit Value, End of Period                      $ 7.060   $ 7.293
 Number of Units Outstanding, End of Period                    4,821     3,192
-------------------------------------------------------------------------------



*Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown on page 41 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.




                                 52  PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals =                                                               $0
--------------------------------------------------------------------------------------------------------------------
In-Force Premium =                                                                $100,000 ($100,000 + $0 -$0)
--------------------------------------------------------------------------------------------------------------------
  Death Benefit Earnings =                                                       $25,000 ($125,000 - $100,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  40 % X $25,000 = $10,000
--------------------------------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

 Excess of Earnings Withdrawals =                        $ 5,000 ($10,000 - $5,000)
------------------------------------------------------------------------------------------
 In-Force Premium =                                   $95,000 ($100,000 + $0 - $5,000)
------------------------------------------------------------------------------------------
 Death Benefit Earnings =                              $ 19,000 ($114,000 - $95,000)
------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                         40 %X $19,000 = $7,600
------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

 Excess of Earnings Withdrawals =                                                 $30,000 ($50,000 - $20,000)
--------------------------------------------------------------------------------------------------------------------
 In-Force Premium =                                                                       $ 120,000
                                                                                 ($110,000 + $40,000 - $30,000)
--------------------------------------------------------------------------------------------------------------------
Death Benefit Earnings =                                                        $ 20,000  ($140,000 - $120,000)
--------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                                                  25 % of $20,000 = $5,000
--------------------------------------------------------------------------------------------------------------------


In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 53  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 54  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397,
FAX: 1-866-628-1006                                 PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 41 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS Y SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)          PRODUCTS TRUST (CLASS 2 SHARES)
                                       PUTNAM VARIABLE TRUST (CLASS IB SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 54 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  The Contract at a Glance                                      4
--------------------------------------------------------------------------------
  How the Contract Works                                        6
--------------------------------------------------------------------------------
  Expense Table                                                 7
--------------------------------------------------------------------------------
  Financial Information                                         10
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                  10
--------------------------------------------------------------------------------
  Purchases                                                     11
--------------------------------------------------------------------------------
  Contract Value                                                12
--------------------------------------------------------------------------------
  Investment Alternatives                                       12
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  12
--------------------------------------------------------------------------------
     The Fixed Account Options                                  15
--------------------------------------------------------------------------------
     Transfers                                                  16
--------------------------------------------------------------------------------
  Expenses                                                      19
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                          21
--------------------------------------------------------------------------------
  Income Payments                                               21
--------------------------------------------------------------------------------
  Death Benefits                                                24
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                             28
--------------------------------------------------------------------------------
     Allstate Life                                              28
--------------------------------------------------------------------------------
     The Variable Account                                       29
--------------------------------------------------------------------------------
     The Portfolios                                             29
--------------------------------------------------------------------------------
     The Contract                                               30
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan       30
--------------------------------------------------------------------------------
     Legal Matters                                              30
--------------------------------------------------------------------------------
  Taxes                                                         31
--------------------------------------------------------------------------------
APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS
                                                                39
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                           41
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           54
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                              6
--------------------------------------------------------------------------------
Accumulation Unit                                               10
--------------------------------------------------------------------------------
Accumulation Unit Value                                         10
--------------------------------------------------------------------------------
Allstate Life ("We")                                            28
--------------------------------------------------------------------------------
Annuitant                                                       10
--------------------------------------------------------------------------------
Automatic Additions Program                                     11
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         18
--------------------------------------------------------------------------------
Beneficiary                                                     10
--------------------------------------------------------------------------------
Contract*                                                       10
--------------------------------------------------------------------------------
Contract Anniversary                                            5
--------------------------------------------------------------------------------
Contract Owner ("You")                                          10
--------------------------------------------------------------------------------
Contract Value                                                  12
--------------------------------------------------------------------------------
Contract Year                                                   5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                       24
--------------------------------------------------------------------------------
Death Benefit Combination Option                                25
--------------------------------------------------------------------------------
Dollar Cost Averaging                                           18
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                     15
--------------------------------------------------------------------------------
Due Proof of Death                                              24
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Plus Option                     26
--------------------------------------------------------------------------------
Excess of Earnings Withdrawals                                  26
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Fixed Account Options                                           15
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                   25
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                             23
--------------------------------------------------------------------------------
In-Force Premium                                                26
--------------------------------------------------------------------------------
In-Force Earnings                                               26
--------------------------------------------------------------------------------
Income Plans                                                    22
--------------------------------------------------------------------------------
Investment Alternatives                                         12
--------------------------------------------------------------------------------
Issue Date                                                      6
--------------------------------------------------------------------------------
Payout Phase                                                    6
--------------------------------------------------------------------------------
Payout Start Date                                               21
--------------------------------------------------------------------------------
Performance Death Benefit Option                                25
--------------------------------------------------------------------------------
Portfolios                                                      29
--------------------------------------------------------------------------------
Qualified Contracts                                             34
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   21
--------------------------------------------------------------------------------
Valuation Date                                                  12
--------------------------------------------------------------------------------
Variable Account                                                29
--------------------------------------------------------------------------------
Variable Sub-Account                                            12
--------------------------------------------------------------------------------
  *In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can add to your Contract as often and as much as
                        you like,  but each  payment  must be at least  $100.
                         You  must  maintain  a minimum account size of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .
                          Total Variable Account annual fees  equal to 1.35% of
                          average  daily  net assets  (1.48% if  you  select
                           the  PERFORMANCE  DEATH BENEFIT OPTION or 1.59% if
                          you  select  the  DEATH BENEFIT COMBINATION  OPTION,
                           or 1.65% if you  select  the  INCOME  BENEFIT
                          COMBINATION  OPTION 2 or  1.85% if you  select  the
                          INCOME AND DEATH  BENEFIT COMBINATION OPTION 2)

                        .If you select the Enhanced Earnings Death Benefit
                          Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                          (depending on the age of the oldest Contract owner
                          (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application
                          Date"))

                        .Annual contract maintenance charge of $35  (waived in
                          certain cases)

                        .Withdrawal  charges  ranging from  0% to 6% of
                           purchase  payment(s) withdrawn (with certain
                          exceptions)

                        .Transfer fee of $25 after the 12th transfer in any
                          CONTRACT YEAR  (fee currently waived)

                        . State  premium  tax (if your state imposes  one)

                        In addition,  each Portfolio  pays  expenses  that  you
                        will bear  indirectly  if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 41 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest  at
                          rates we guarantee)

                        .38 Variable Sub-Accounts investing in Portfolios
                           offering professional  money management by these
                          investment advisers:

                          . Morgan Stanley Investment Advisors Inc.

                          . Van Kampen (1)

                          . Van Kampen Asset Management

                          . A I M Advisors, Inc.

                          . AllianceBernstein L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Putnam Investment Management, LLC

                          . Templeton Investment Counsel, LLC

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                         Sub-Accounts have performed, call us at
                        1-800-654-2397.

                        (1) Morgan Stanley Investment Management, Inc., the
                        adviser to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------


                                 4  PROSPECTUS

SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two.  You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 120 months

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified  period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die  before the PAYOUT START DATE, we  will  pay
                         the death benefit described in the Contract.  We also
                        offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.  Transfers
                        must be at least $100 or the total amount in the
                        investment  alternative, whichever is less. Transfers
                        to the Standard Fixed Account Option for any Guarantee
                         Period must be at least  $500.

                        We do not currently impose a fee upon  transfers.
                        However, we reserve the right to charge $25 per
                        transfer after  the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        Contract or  a Contract  anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your  Contract  Value
                        at any  time  during  the  Accumulation Phase and
                         during the Payout  Phase in certain  cases.  In
                        general,  you must  withdraw  at least  $500 at a time
                        or the  total amount in the investment alternative, if
                        less. Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 591/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge also may apply.
-------------------------------------------------------------------------------







                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 41 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being       0    1    2    3    4    5     6+
 Withdrawn
------------------------------------------------------------------------------------------------------
Applicable Charge                                                  6%   5%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                             $35.00**
------------------------------------------------------------------------------------------------------
Transfer Fee                                                                    $25***
------------------------------------------------------------------------------------------------------



*Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                                     With the
                                                                            With the            With the              Income
                                                       With the               Death              Income             and Death
                                                     Performance            Benefit             Benefit              Benefit
                                     Base           Death Benefit         Combination         Combination          Combination
                                   Contract             Option               Option            Option 2*            Option 2*
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.25%              1.38%                1.49%               1.55%                1.75%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge        0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.35%              1.48%                1.59%               1.65%                1.85%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------
  If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
                                 (assuming age is between 66 and 75 on Rider Application Date)**
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.60%              1.73%                1.84%               1.90%                2.10%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge       0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.70%              1.83%                1.94%               2.00%                2.20%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------



* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.



                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.53%                        1.63%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses         $847           $1,617          $2,313           $4,366
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses         $735           $1,285          $1,773           $3,352
-----------------------------------------------------------------------------------------------------------------------




                                 8  PROSPECTUS

EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $422           $1,277          $2,143           $4,366
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $310           $  945          $1,603           $3,352
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 9  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest
 Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the


                                 10  PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in


                                 11  PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.






INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397.


                                 12  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth          and long term growth of
 Portfolio - Class Y      income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -       investments in common
 Class Y                  stocks believed by the
                          Investment Adviser to have
                          potential for superior
                          growth. As a secondary
                          objective, income but only
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity          appreciation of its
 Portfolio - Class Y      investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth   and long-term growth of
 Portfolio - Class Y      income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class  income by investing in a
 Y                        diversified portfolio
                          consisting principally of    MORGAN STANLEY
                          fixed-income securities,     INVESTMENT ADVISORS INC.
                          which may include both
                          non-convertible and
                          convertible debt securities
                          and preferred stocks. As a
                          secondary objective,
                          capital appreciation, but
                          only when consistent with
                          its primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder           secondary objective, growth
 Portfolio - Class Y      of capital
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -  income by investing
 Class Y                  primarily in U.S.
                          government securities and
                          other fixed-income
                          securities. As a secondary
                          objective, capital
                          appreciation but only when
                          consistent with its primary
                          objective.
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration         income consistent with
 Portfolio - Class Y      preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -       preservation of capital,
 Class Y                  and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -    before expenses, correspond
 Class Y                  to the total return (i.e.,
                          combination of capital
                          changes and income) of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -   return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -    current income
 Class Y
-------------------------------------------------------------------------------

                                 13  PROSPECTUS



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
Markets Equity            appreciation by investing
Portfolio, Class I        primarily in
                          growth-oriented equity
                          securities of issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
I                         primarily in
                          growth-oriented equity
                          securities of large
                          capitalization companies.
-------------------------------------------------------
Van Kampen UIF            Long-term capital
International Magnum      appreciation by investing
Portfolio, Class I        primarily in equity
                          securities of non-U.S.
                          issuers domiciled in EAFE
                          countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
Growth Portfolio, Class   investing primarily in       VAN KAMPEN /(1)/
I                         common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class I                   three to five years by
                          investing in common stocks
                          and other equity
                          securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
I                         capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class II       through investments in
                          equity securities,
                          including common stocks,     VAN KAMPEN ASSET
                          preferred stocks and         MANAGEMENT
                          securities convertible into
                          common and preferred
                          stocks.
-------------------------------------------------------
Van Kampen LIT Strategic  Capital appreciation.
Growth Portfolio, Class
I /(2)/
-------------------------------------------------------
Van Kampen LIT Strategic  Capital appreciation.
Growth Portfolio, Class
II /(2)/
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I                                               A I M ADVISORS, INC.
-------------------------------------------------------/(3)/
AIM V.I. Core Equity      Growth of capital
Fund - Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
Equity Fund - Series I
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of capital
and Income Portfolio -
Class B
-------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein Growth  Long-term growth of capital
Portfolio - Class B
-------------------------------------------------------
AllianceBernstein Large   Long-term growth of capital
Cap Growth Portfolio -
Class B
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.       FRANKLIN ADVISERS, INC.
-------------------------------------------------------
FTVIP Franklin High       High level of current
 Income Securities Fund    income with capital
 - Class 2                 appreciation as a
                           secondary goal
-------------------------------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with    FRANKLIN MUTUAL
 Securities Fund - Class   income as a secondary goal  ADVISERS, LLC
 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------


                                 14  PROSPECTUS

PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International   Capital appreciation.        MANAGEMENT, LLC
Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation.
Value Fund - Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------





(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

(3) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 18, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 16. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 16. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money


                                 15  PROSPECTUS
immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

 At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6


                                 16  PROSPECTUS
months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e.


                                 17  PROSPECTUS

International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not


                                 18  PROSPECTUS
responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
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As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the


                                 19  PROSPECTUS
contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


                                 20  PROSPECTUS

ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.


INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


                                 21  PROSPECTUS

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:


                                 22  PROSPECTUS

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary; and

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.


                                 23  PROSPECTUS

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                 24  PROSPECTUS

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

.. We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 23) with the features of the Death Benefit Combination Option (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest


                                 25  PROSPECTUS

Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

.. the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

.. the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

  In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.


                                 26  PROSPECTUS

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

  Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
 Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.


                                 27  PROSPECTUS

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial,


                                 28  PROSPECTUS

Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares


                                 29  PROSPECTUS
of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Inc. Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the National Association of Securities Dealers. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 30  PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 31  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 32  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the


                                 33  PROSPECTUS

IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of


                                 34  PROSPECTUS
the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable


                                 35  PROSPECTUS
amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;


                                 36  PROSPECTUS

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer


                                 37  PROSPECTUS
a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 38  PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000.
 Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                      $125,000.00
(B)  Total Purchase Payments                                              $100,000.00
(C)  Total Excess-of-Earnings
Withdrawals:                                                              $      0.00
(D)  In-Force Premium:                           (D) = (B) - (C)          $100,000.00
(E)  In-Force Earnings:                          (E) = (A) - (D)          $ 25,000.00
(F)   Cap:                                      (F) = 100% X (D)          $100,000.00
G)  Enhanced Earnings Death Benefit
Plus*:                                     (G) = MIN [50% X (E); (F)]     $ 12,500.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $105,000.00
(2) Total Purchase Payments:                                                                    $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $100,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $  5,000.00
(6) Withdrawal Amount:                                                                          $ 10,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $  5,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $  5,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                           $114,000.00
(B)  In-Force Premium (before withdrawal):                                                     $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                     $  5,000.00
(D)  In-Force Premium (after withdrawal):                             (D) = (B) - (C)          $ 95,000.00
(E)  In-Force Earnings:                                               (E) = (A) - (D)          $ 19,000.00
(F)  Cap:                                                            (F) = 100% X (D)          $ 95,000.00
(G)  Enhanced Earnings Death Benefit Plus*:                     (G) = MIN [50% X (E); (F)]     $  9,500.00


*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between


                                 39  PROSPECTUS
the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $130,000.00
(2) Contract Value on Rider Date:                                                               $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $110,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $ 20,000.00
(6) Withdrawal Amount:                                                                          $ 50,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $ 30,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $ 30,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                      $140,000.00
(B)  In-Force Premium (before withdrawal and purchase
payment):                                                                                 $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                $ 30,000.00
(D)  Additional Purchase Payment:                                                         $ 40,000.00
(E)  In-Force Premium (after withdrawal  and purchase
payment):                                                                                 $120,000.00
(F)  In-Force Earnings:                                            (F) = (A) - (E)        $ 20,000.00
(G)  Cap:                                                          (G) = 50% X (E)        $ 60,000.00
                                                                (H) = MIN [25% X (F);
(H)  Enhanced Earnings Death Benefit Plus*:                              (G)]             $  5,000.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00).
 If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).




                                 40  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges.
 Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE CONTRACT)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                2000       2001        2002        2003         2004
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.677  $    6.815  $    5.188   $    6.438
 Accumulation Unit Value, End of Period                           $  9.677  $    6.815  $    5.188  $    6.438   $    7.144
 Number of Units Outstanding, End of Period                        198,351     316,721     283,883     272,336      234,755
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.683  $    9.968  $    8.041   $   10.116
 Accumulation Unit Value, End of Period                           $ 10.683  $    9.968  $    8.041  $   10.116   $   10.800
 Number of Units Outstanding, End of Period                        251,851   1,048,759   1,067,569   1,139,957      990,965
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.528  $    6.855  $    5.312   $    6.423
 Accumulation Unit Value, End of Period                           $  9.528  $    6.855  $    5.312  $    6.423   $    7.025
 Number of Units Outstanding, End of Period                        675,279   1,600,336   1,731,827   1,648,842    1,202,257
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.190  $    7.442  $    5.761   $    7.316
 Accumulation Unit Value, End of Period                           $  9.190  $    7.442  $    5.761  $    7.316   $    8.118
 Number of Units Outstanding, End of Period                        244,691     511,559     356,625     309,363      272,927
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.414  $    6.347  $    4.950   $    6.386
 Accumulation Unit Value, End of Period                           $  8.414  $    6.347  $    4.950  $    6.386   $    7.074
 Number of Units Outstanding, End of Period                         83,033     111,943     109,629     102,666       86,414
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.931  $    9.166  $    7.893   $   10.251
 Accumulation Unit Value, End of Period                           $  9.931  $    9.166  $    7.893  $   10.251   $   11.595
 Number of Units Outstanding, End of Period                         33,924     100,886     218,644     269,243      283,766
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.944  $    4.527  $    4.138   $    5.202
 Accumulation Unit Value, End of Period                           $  6.944  $    4.527  $    4.138  $    5.202   $    5.623
 Number of Units Outstanding, End of Period                         33,813     224,510     353,006     391,579      320,319
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.030  $   10.103  $    9.174   $   10.907
 Accumulation Unit Value, End of Period                           $ 10.030  $   10.103  $    9.174  $   10.907   $   11.915
 Number of Units Outstanding, End of Period                         27,433     103,772     178,947     220,708      220,046
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.748  $   11.593  $   12.039   $   12.838
 Accumulation Unit Value, End of Period                           $ 10.748  $   11.593  $   12.039  $   12.838   $   13.309
 Number of Units Outstanding, End of Period                        176,424     967,824   1,319,879   1,348,933    1,129,562
----------------------------------------------------------------------------------------------------------------------------

                                 41  PROSPECTUS



Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.303  $   10.824  $   11.085   $   11.153
 Accumulation Unit Value, End of Period                           $ 10.303  $   10.824  $   11.085  $   11.153   $   11.132
 Number of Units Outstanding, End of Period                         22,608     196,418     713,418     772,405      662,808
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.262  $   10.492  $   10.464   $   10.367
 Accumulation Unit Value, End of Period                           $ 10.262  $   10.492  $   10.464  $   10.367   $   10.291
 Number of Units Outstanding, End of Period                        272,169   1,063,770   1,408,669     905,962      604,071
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.959  $    7.731  $    5.898   $    7.421
 Accumulation Unit Value, End of Period                           $  8.959  $    7.731  $    5.898  $    7.421   $    8.075
 Number of Units Outstanding, End of Period                        301,630     975,139   1,267,235   1,514,029    1,558,007
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.922  $    8.770  $    7.777   $    9.659
 Accumulation Unit Value, End of Period                           $  9.922  $    8.770  $    7.777  $    9.659   $   10.494
 Number of Units Outstanding, End of Period                        426,068   1,061,403     963,286     932,750      783,532
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.130  $    7.396  $    5.613   $    6.489
 Accumulation Unit Value, End of Period                           $ 10.130  $    7.396  $    5.613  $    6.489   $    7.700
 Number of Units Outstanding, End of Period                        337,753     773,382     539,074     462,973      390,011
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    6.386  $    5.891  $    5.295   $    7.819
 Accumulation Unit Value, End of Period                           $  6.386  $    5.891  $    5.295  $    7.819   $    9.497
 Number of Units Outstanding, End of Period                         61,310      73,439     117,274     128,637      112,553
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.335  $    6.980  $    4.968   $    6.123
 Accumulation Unit Value, End of Period                           $  8.335  $    6.980  $    4.968  $    6.123   $    6.510
 Number of Units Outstanding, End of Period                        182,173     206,607     217,248     207,602      200,709
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.054  $    7.209  $    5.916   $    7.437
 Accumulation Unit Value, End of Period                           $  9.054  $    7.209  $    5.916  $    7.437   $    8.613
 Number of Units Outstanding, End of Period                         41,665      75,869      98,575     120,003      129,973
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.326   $   10.246
 Accumulation Unit Value, End of Period                                  -           -  $    7.326  $   10.246   $   12.292
 Number of Units Outstanding, End of Period                              -           -      22,083      69,239       79,478
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.231  $    9.775  $    6.942   $    9.691
 Accumulation Unit Value, End of Period                           $ 10.231  $    9.775  $    6.942  $    9.691   $   10.957
 Number of Units Outstanding, End of Period                         54,051     274,260     557,452     543,989      541,279
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   11.503  $   12.465  $   12.117   $   16.552
 Accumulation Unit Value, End of Period                           $ 11.503  $   12.465  $   12.117  $   16.552   $   22.274
 Number of Units Outstanding, End of Period                         20,901      83,055     150,580     156,443      137,651
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.148
 Number of Units Outstanding, End of Period                              -           -           -           -       28,289
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    8.054   $   10.391
 Accumulation Unit Value, End of Period                                  -           -  $    8.054  $   10.391   $   12.038
 Number of Units Outstanding, End of Period                              -           -     586,029     781,942      849,641
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account/(1)/
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.129  $    5.494  $    3.659   $    4.597
 Accumulation Unit Value, End of Period                           $  8.129  $    5.494  $    3.659  $    4.597   $    4.855
 Number of Units Outstanding, End of Period                        472,104     722,796     343,933     288,538      257,735
----------------------------------------------------------------------------------------------------------------------------


                                 42  PROSPECTUS


Van Kampen LIT Strategic Growth, Class II Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                            -  $   10.000  $    8.106  $    5.385   $    6.750
 Accumulation Unit Value, End of Period                                  -  $    8.106  $    5.385  $    6.750   $    7.111
 Number of Units Outstanding, End of Period                              -     175,128     242,253     221,320      210,046
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.285  $    6.270  $    4.679   $    5.979
 Accumulation Unit Value, End of Period                           $  8.285  $    6.270  $    4.679  $    5.979   $    6.290
 Number of Units Outstanding, End of Period                         90,817     201,850     144,764     152,197      155,432
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -            -
 Accumulation Unit Value, End of Period                                  -           -           -           -            -
 Number of Units Outstanding, End of Period                              -           -           -           -            -
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.838
 Number of Units Outstanding, End of Period                              -           -           -           -        6,388
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.000  $    6.026  $    4.265   $    5.667
 Accumulation Unit Value, End of Period                           $  8.000  $    6.026  $    4.265  $    5.667   $    6.404
 Number of Units Outstanding, End of Period                        119,976     269,657     256,501     264,050      257,682
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.242  $   10.119  $    7.761   $   10.121
 Accumulation Unit Value, End of Period                           $ 10.242  $   10.119  $    7.761  $   10.121   $   11.106
 Number of Units Outstanding, End of Period                        102,708     642,105     826,573     819,711      771,745
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    7.978  $    6.501  $    4.436   $    5.399
 Accumulation Unit Value, End of Period                           $  7.978  $    6.501  $    4.436  $    5.399   $    5.771
 Number of Units Outstanding, End of Period                        304,578     358,857     306,552     286,209      259,495
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.713
 Number of Units Outstanding, End of Period                              -           -           -           -        1,181
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.259
 Number of Units Outstanding, End of Period                              -           -           -           -       30,303
----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   10.970
 Number of Units Outstanding, End of Period                              -           -           -           -        5,679
----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                                  -           -           -           -   $   11.538
 Number of Units Outstanding, End of Period                              -           -           -           -       17,573
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $   10.564  $    9.755  $    7.797   $    9.799
 Accumulation Unit Value, End of Period                           $ 10.564  $    9.755  $    7.797  $    9.799   $   10.741
 Number of Units Outstanding, End of Period                         73,374     366,952     285,561     355,263      327,179
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    9.016  $    7.061  $    5.735   $    7.272
 Accumulation Unit Value, End of Period                           $  9.016  $    7.061  $    5.735  $    7.272   $    8.337
 Number of Units Outstanding, End of Period                        187,566     474,491     573,617     537,358      464,986
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                            -           -  $   10.000  $    7.308   $   10.789
 Accumulation Unit Value, End of Period                                  -           -  $    7.308  $   10.789   $   13.435
 Number of Units Outstanding, End of Period                              -           -     257,805     278,343      260,878
----------------------------------------------------------------------------------------------------------------------------

                                 43  PROSPECTUS


Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $ 10.000  $    8.117  $    6.213  $    4.503   $    5.549
 Accumulation Unit Value, End of Period                           $  8.117  $    6.213  $    4.503  $    5.549   $    5.751
 Number of Units Outstanding, End of Period                        211,436     340,965     424,724     410,372      319,118
----------------------------------------------------------------------------------------------------------------------------





FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                  2005         2006
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    7.144   $    8.650
 Accumulation Unit Value, End of Period                            $    8.650   $    9.186
 Number of Units Outstanding, End of Period                           227,739      204,772
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.800   $   11.226
 Accumulation Unit Value, End of Period                            $   11.226   $   12.276
 Number of Units Outstanding, End of Period                           811,829      688,174
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    7.025   $    8.172
 Accumulation Unit Value, End of Period                            $    8.172   $    8.379
 Number of Units Outstanding, End of Period                         1,050,552      827,076
-------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    8.118   $    8.679
 Accumulation Unit Value, End of Period                            $    8.679   $   11.121
 Number of Units Outstanding, End of Period                           234,229      211,820
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    7.074   $    7.429
 Accumulation Unit Value, End of Period                            $    7.429   $    8.675
 Number of Units Outstanding, End of Period                            81,526       73,406
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.595   $   12.146
 Accumulation Unit Value, End of Period                            $   12.146   $   14.572
 Number of Units Outstanding, End of Period                           253,561      264,127
-------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    5.623   $    5.654
 Accumulation Unit Value, End of Period                            $    5.654   $    6.081
 Number of Units Outstanding, End of Period                           239,792      169,994
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.915   $   12.544
 Accumulation Unit Value, End of Period                            $   12.544   $   14.104
 Number of Units Outstanding, End of Period                           198,756      180,290
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   13.309   $   13.535
 Accumulation Unit Value, End of Period                            $   13.535   $   14.067
 Number of Units Outstanding, End of Period                         1,005,575      811,450
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.132   $   11.149
 Accumulation Unit Value, End of Period                            $   11.149   $   11.443
 Number of Units Outstanding, End of Period                           573,784      498,856
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.291   $   10.410
 Accumulation Unit Value, End of Period                            $   10.410   $   10.718
 Number of Units Outstanding, End of Period                           520,195      473,348
-------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    8.075   $    8.321
 Accumulation Unit Value, End of Period                            $    8.321   $    9.458
 Number of Units Outstanding, End of Period                         1,419,666    1,199,301
-------------------------------------------------------------------------------------------

                                 44  PROSPECTUS



Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.494   $   11.188
 Accumulation Unit Value, End of Period                            $   11.188   $   12.667
 Number of Units Outstanding, End of Period                           610,562      483,042
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    7.700   $    8.687
 Accumulation Unit Value, End of Period                            $    8.687   $   10.288
 Number of Units Outstanding, End of Period                           355,076      290,239
-------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    9.497   $   12.542
 Accumulation Unit Value, End of Period                            $   12.542   $   16.971
 Number of Units Outstanding, End of Period                           110,994       90,909
-------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    6.510   $    7.432
 Accumulation Unit Value, End of Period                            $    7.432   $    7.634
 Number of Units Outstanding, End of Period                           152,389      180,242
-------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    8.613   $    9.439
 Accumulation Unit Value, End of Period                            $    9.439   $   11.653
 Number of Units Outstanding, End of Period                           128,034      126,493
-------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   12.292   $   14.258
 Accumulation Unit Value, End of Period                            $   14.258   $   15.373
 Number of Units Outstanding, End of Period                            75,045       84,049
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.957   $   12.141
 Accumulation Unit Value, End of Period                            $   12.141   $   14.458
 Number of Units Outstanding, End of Period                           463,148      389,524
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   22.274   $   25.724
 Accumulation Unit Value, End of Period                            $   25.724   $   35.036
 Number of Units Outstanding, End of Period                           121,936      105,373
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.148   $   12.221
 Accumulation Unit Value, End of Period                            $   12.221   $   12.651
 Number of Units Outstanding, End of Period                            34,063       35,502
-------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   12.038   $   12.366
 Accumulation Unit Value, End of Period                            $   12.366   $   14.158
 Number of Units Outstanding, End of Period                           874,617      795,608
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                      $    4.855   $    5.170
 Accumulation Unit Value, End of Period                            $    5.170   $    5.246
 Number of Units Outstanding, End of Period                           214,331      181,710
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                      $    7.111   $    7.551
 Accumulation Unit Value, End of Period                            $    7.551   $    7.646
 Number of Units Outstanding, End of Period                           184,695      164,496
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    6.290   $    6.754
 Accumulation Unit Value, End of Period                            $    6.754   $    7.084
 Number of Units Outstanding, End of Period                           215,906      255,483
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                              --   $   10.000
 Accumulation Unit Value, End of Period                                    --   $   10.818
 Number of Units Outstanding, End of Period                                        314,621
-------------------------------------------------------------------------------------------

                                 45  PROSPECTUS


AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.838   $   11.508
 Accumulation Unit Value, End of Period                            $   11.508   $   12.630
 Number of Units Outstanding, End of Period                            14,794       16,695
-------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    6.404   $    7.053
 Accumulation Unit Value, End of Period                            $    7.053   $    6.873
 Number of Units Outstanding, End of Period                           225,528      170,381
-------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.106   $   11.461
 Accumulation Unit Value, End of Period                            $   11.461   $   13.228
 Number of Units Outstanding, End of Period                           704,582      574,562
-------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    5.771   $    6.539
 Accumulation Unit Value, End of Period                            $    6.539   $    6.410
 Number of Units Outstanding, End of Period                           260,704      268,191
-------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.713   $   10.920
 Accumulation Unit Value, End of Period                            $   10.920   $   11.782
 Number of Units Outstanding, End of Period                            12,375        8,082
-------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.259   $   11.286
 Accumulation Unit Value, End of Period                            $   11.286   $   13.166
 Number of Units Outstanding, End of Period                            72,954      138,166
-------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.970   $   11.965
 Accumulation Unit Value, End of Period                            $   11.965   $   13.975
 Number of Units Outstanding, End of Period                            38,802       71,535
-------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   11.538   $   12.541
 Accumulation Unit Value, End of Period                            $   12.541   $   15.027
 Number of Units Outstanding, End of Period                            53,868       63,797
-------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   10.741   $   11.152
 Accumulation Unit Value, End of Period                            $   11.152   $   12.753
 Number of Units Outstanding, End of Period                           285,586      206,667
-------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    8.337   $    9.229
 Accumulation Unit Value, End of Period                            $    9.229   $   11.629
 Number of Units Outstanding, End of Period                           440,036      444,760
-------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                      $   13.435   $   14.188
 Accumulation Unit Value, End of Period                            $   14.188   $   16.419
 Number of Units Outstanding, End of Period                           253,085      216,399
-------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                      $    5.751   $    5.997
 Accumulation Unit Value, End of Period                            $    5.997   $    6.238
 Number of Units Outstanding, End of Period                           286,756      220,007
-------------------------------------------------------------------------------------------



*Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Strategic Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities
- Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.




                                 46  PROSPECTUS

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests in the Van Kampen LIT Strategic Portfolio, Class I.




                                 47  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               2001      2002      2003      2004       2005
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.157  $  6.912  $  8.504   $  9.356
 Accumulation Unit Value, End of Period                           $ 9.157  $  6.912  $  8.504  $  9.356   $ 11.234
 Number of Units Outstanding, End of Period                         3,625    34,442    36,657    21,802     19,146
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.282  $  7.424  $  9.262   $  9.804
 Accumulation Unit Value, End of Period                           $ 9.282  $  7.424  $  9.262  $  9.804   $ 10.105
 Number of Units Outstanding, End of Period                        66,076   151,394   187,461   182,934    142,402
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.190  $  7.061  $  8.466   $  9.181
 Accumulation Unit Value, End of Period                           $ 9.190  $  7.061  $  8.466  $  9.181   $ 10.589
 Number of Units Outstanding, End of Period                        42,655   134,909   161,433   150,953    128,743
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.526  $  7.312  $  9.206   $ 10.130
 Accumulation Unit Value, End of Period                           $ 9.526  $  7.312  $  9.206  $ 10.130   $ 10.739
 Number of Units Outstanding, End of Period                         7,447    49,709    49,736    50,739     42,930
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.948  $  6.920  $  8.852   $  9.723
 Accumulation Unit Value, End of Period                           $ 8.948  $  6.920  $  8.852  $  9.723   $ 10.125
 Number of Units Outstanding, End of Period                         2,373     7,000     7,473     6,162      4,844
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.656  $  8.244  $ 10.617   $ 11.907
 Accumulation Unit Value, End of Period                           $ 9.656  $  8.244  $ 10.617  $ 11.907   $ 12.368
 Number of Units Outstanding, End of Period                        15,650    55,252    66,972    69,173     58,205
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  7.694  $  6.973  $  8.692   $  9.316
 Accumulation Unit Value, End of Period                           $ 7.694  $  6.973  $  8.692  $  9.316   $  9.289
 Number of Units Outstanding, End of Period                        11,886    28,418    57,287    26,938     24,907
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.597  $  8.641  $ 10.187   $ 11.034
 Accumulation Unit Value, End of Period                           $ 9.597  $  8.641  $ 10.187  $ 11.034   $ 11.518
 Number of Units Outstanding, End of Period                        11,722    38,298    40,683    37,223     38,479
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.389  $ 10.698  $ 11.311   $ 11.627
 Accumulation Unit Value, End of Period                           $10.389  $ 10.698  $ 11.311  $ 11.627   $ 11.724
 Number of Units Outstanding, End of Period                        83,474   208,916   184,067   120,227     78,497
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.247  $ 10.406  $ 10.381   $ 10.274
 Accumulation Unit Value, End of Period                           $10.247  $ 10.406  $ 10.381  $ 10.274   $ 10.203
 Number of Units Outstanding, End of Period                        32,220    82,074    86,453    76,730     59,571
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.022  $  9.911  $  9.735   $  9.582
 Accumulation Unit Value, End of Period                           $10.022  $  9.911  $  9.735  $  9.582   $  9.612
 Number of Units Outstanding, End of Period                        59,819   142,108   178,188    41,556     39,922
-------------------------------------------------------------------------------------------------------------------

                                 48  PROSPECTUS


Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.419  $  7.125  $  8.890   $  9.591
 Accumulation Unit Value, End of Period                           $ 9.419  $  7.125  $  8.890  $  9.591   $  9.799
 Number of Units Outstanding, End of Period                        24,696    96,995   138,852   140,324    120,601
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.503  $  8.356  $ 10.290   $ 11.085
 Accumulation Unit Value, End of Period                           $ 9.503  $  8.356  $ 10.290  $ 11.085   $ 11.718
 Number of Units Outstanding, End of Period                        36,980    85,975    97,199    82,276     70,690
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.283  $  6.232  $  7.144   $  8.406
 Accumulation Unit Value, End of Period                           $ 8.283  $  6.232  $  7.144  $  8.406   $  9.403
 Number of Units Outstanding, End of Period                        17,626    31,085    41,878    40,647     36,244
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.736  $  8.676  $ 12.703   $ 15.299
 Accumulation Unit Value, End of Period                           $ 9.736  $  8.676  $ 12.703  $ 15.299   $ 20.035
 Number of Units Outstanding, End of Period                         3,571     6,324     4,688     6,847     11,855
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.604  $  6.777  $  8.282   $  8.732
 Accumulation Unit Value, End of Period                           $ 9.604  $  6.777  $  8.282  $  8.732   $  9.884
 Number of Units Outstanding, End of Period                         4,178     8,993    12,298    13,989     20,721
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.069  $  7.380  $  9.199   $ 10.564
 Accumulation Unit Value, End of Period                           $ 9.069  $  7.380  $  9.199  $ 10.564   $ 11.479
 Number of Units Outstanding, End of Period                         5,001     8,835     8,460     7,719      7,505
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.284  $ 10.102   $ 12.016
 Accumulation Unit Value, End of Period                                 -  $  7.284  $ 10.102  $ 12.016   $ 13.821
 Number of Units Outstanding, End of Period                             -    21,474    44,789    40,019     38,555
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.826  $  6.918  $  9.577   $ 10.736
 Accumulation Unit Value, End of Period                           $ 9.826  $  6.918  $  9.577  $ 10.736   $ 11.796
 Number of Units Outstanding, End of Period                        34,561   159,570   108,644    96,549     84,584
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $ 10.225  $  9.855  $ 13.349   $ 17.812
 Accumulation Unit Value, End of Period                           $10.225  $  9.855  $ 13.349  $ 17.812   $ 20.396
 Number of Units Outstanding, End of Period                        16,325    49,735    43,639    43,644     35,891
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.084
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.084   $ 12.048
 Number of Units Outstanding, End of Period                             -         -         -    14,991      9,733
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  8.008  $ 10.245   $ 11.768
 Accumulation Unit Value, End of Period                                 -  $  8.008  $ 10.245  $ 11.768   $ 11.986
 Number of Units Outstanding, End of Period                             -   197,550   137,220   145,475    121,757
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.241  $  5.781  $  7.201   $  7.540
 Accumulation Unit Value, End of Period                           $ 9.241  $  5.781  $  7.201  $  7.540   $  7.962
 Number of Units Outstanding, End of Period                             0     9,693    10,484     5,962      3,696
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account /(1) /
 Accumulation Unit Value, Beginning of Period                     $10.000  $  8.740  $  5.757  $  7.155   $  7.474
 Accumulation Unit Value, End of Period                           $ 8.740  $  5.757  $  7.155  $  7.474   $  7.870
 Number of Units Outstanding, End of Period                        33,708    74,725    88,587    59,538     48,503
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.206  $  6.812  $  8.631   $  9.002
 Accumulation Unit Value, End of Period                           $ 9.206  $  6.812  $  8.631  $  9.002   $  9.585
 Number of Units Outstanding, End of Period                        13,272    48,520    49,580    45,718     32,142
-------------------------------------------------------------------------------------------------------------------

                                 49  PROSPECTUS


AIM V.I. Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -         -          -
 Accumulation Unit Value, End of Period                                 -         -         -         -          -
 Number of Units Outstanding, End of Period                             -         -         -
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.776
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.776   $ 11.345
 Number of Units Outstanding, End of Period                             -         -         -        41         49
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.101  $  6.386  $  8.416   $  9.429
 Accumulation Unit Value, End of Period                           $ 9.101  $  6.386  $  8.416  $  9.429   $ 10.297
 Number of Units Outstanding, End of Period                         1,281    20,135    27,475    27,853     31,006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.490  $  7.217  $  9.332   $ 10.153
 Accumulation Unit Value, End of Period                           $ 9.490  $  7.217  $  9.332  $ 10.153   $ 10.389
 Number of Units Outstanding, End of Period                        73,305   169,183   165,403   155,011    128,916
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.288  $  6.283  $  7.583   $  8.037
 Accumulation Unit Value, End of Period                           $ 9.288  $  6.283  $  7.583  $  8.037   $  9.030
 Number of Units Outstanding, End of Period                        17,059    36,076    52,980    45,259     26,842
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.651
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.651   $ 10.763
 Number of Units Outstanding, End of Period                             -         -         -       772      6,242
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.194
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.194   $ 11.124
 Number of Units Outstanding, End of Period                             -         -         -    27,077     38,953
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.906
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.906   $ 11.794
 Number of Units Outstanding, End of Period                             -         -         -     5,220     16,167
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.472
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.472   $ 12.362
 Number of Units Outstanding, End of Period                             -         -         -     4,198     17,260
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.424  $  7.468  $  9.307   $ 10.116
 Accumulation Unit Value, End of Period                           $ 9.424  $  7.468  $  9.307  $ 10.116   $ 10.414
 Number of Units Outstanding, End of Period                        21,590    50,216    58,800    43,382     34,460
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.150  $  7.369  $  9.265   $ 10.531
 Accumulation Unit Value, End of Period                           $ 9.150  $  7.369  $  9.265  $ 10.531   $ 11.560
 Number of Units Outstanding, End of Period                        12,096    91,404    56,386    58,334     41,656
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.266  $ 10.637   $ 13.134
 Accumulation Unit Value, End of Period                                 -  $  7.266  $ 10.637  $ 13.134   $ 13.752
 Number of Units Outstanding, End of Period                             -    83,657    52,971    40,838     35,746
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                     $10.000  $  9.087  $  6.531  $  7.980   $  8.199
 Accumulation Unit Value, End of Period                           $ 9.087  $  6.531  $  7.980  $  8.199   $  8.478
 Number of Units Outstanding, End of Period                        25,087    47,887    48,058    37,632     34,095
-------------------------------------------------------------------------------------------------------------------




                                 50  PROSPECTUS

FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                    2006
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.234
 Accumulation Unit Value, End of Period                               $ 11.829
 Number of Units Outstanding, End of Period                             18,704
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.105
 Accumulation Unit Value, End of Period                               $ 10.956
 Number of Units Outstanding, End of Period                            132,871
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.589
 Accumulation Unit Value, End of Period                               $ 10.765
 Number of Units Outstanding, End of Period                            117,118
-------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.739
 Accumulation Unit Value, End of Period                               $ 13.644
 Number of Units Outstanding, End of Period                             41,036
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.125
 Accumulation Unit Value, End of Period                               $ 11.723
 Number of Units Outstanding, End of Period                              4,835
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 12.368
 Accumulation Unit Value, End of Period                               $ 14.714
 Number of Units Outstanding, End of Period                             52,241
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.289
 Accumulation Unit Value, End of Period                               $  9.906
 Number of Units Outstanding, End of Period                             20,594
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.518
 Accumulation Unit Value, End of Period                               $ 12.841
 Number of Units Outstanding, End of Period                             32,246
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.724
 Accumulation Unit Value, End of Period                               $ 12.082
 Number of Units Outstanding, End of Period                             80,658
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.203
 Accumulation Unit Value, End of Period                               $ 10.383
 Number of Units Outstanding, End of Period                             56,300
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.612
 Accumulation Unit Value, End of Period                               $  9.813
 Number of Units Outstanding, End of Period                             43,346
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.799
 Accumulation Unit Value, End of Period                               $ 11.045
 Number of Units Outstanding, End of Period                            100,807
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.718
 Accumulation Unit Value, End of Period                               $ 13.155
 Number of Units Outstanding, End of Period                             63,990
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.403
 Accumulation Unit Value, End of Period                               $ 11.042
                                                                     ----------
 Number of Units Outstanding, End of Period                             31,667
-------------------------------------------------------------------------------

                                 51  PROSPECTUS


Van Kampen UIF Emerging Markets Equity, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 20.035
 Accumulation Unit Value, End of Period                               $ 26.880
 Number of Units Outstanding, End of Period                              9,024
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.884
 Accumulation Unit Value, End of Period                               $ 10.067
 Number of Units Outstanding, End of Period                             24,826
-------------------------------------------------------------------------------
Van Kampen UIF International Magnum, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.479
 Accumulation Unit Value, End of Period                               $ 14.052
 Number of Units Outstanding, End of Period                              8,894
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 13.821
 Accumulation Unit Value, End of Period                               $ 14.775
 Number of Units Outstanding, End of Period                             34,841
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.796
 Accumulation Unit Value, End of Period                               $ 13.928
 Number of Units Outstanding, End of Period                             66,275
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 20.396
 Accumulation Unit Value, End of Period                               $ 27.546
 Number of Units Outstanding, End of Period                             28,872
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 12.048
 Accumulation Unit Value, End of Period                               $ 12.366
 Number of Units Outstanding, End of Period                              9,940
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.986
 Accumulation Unit Value, End of Period                               $ 13.608
 Number of Units Outstanding, End of Period                            116,192
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class I Sub-Account /(1)/
 Accumulation Unit Value, Beginning of Period                         $  7.962
 Accumulation Unit Value, End of Period                               $  8.011
 Number of Units Outstanding, End of Period                              3,062
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account /(1) /
 Accumulation Unit Value, Beginning of Period                         $  7.870
 Accumulation Unit Value, End of Period                               $  7.901
 Number of Units Outstanding, End of Period                             47,902
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series I Sub-Account/ /
 Accumulation Unit Value, Beginning of Period                         $  9.585
 Accumulation Unit Value, End of Period                               $  9.968
 Number of Units Outstanding, End of Period                             36,864
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $ 10.756
 Number of Units Outstanding, End of Period                             40,723
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series I Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.345
 Accumulation Unit Value, End of Period                               $ 12.347
 Number of Units Outstanding, End of Period                                511
-------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.297
 Accumulation Unit Value, End of Period                               $  9.949
 Number of Units Outstanding, End of Period                             23,602
-------------------------------------------------------------------------------

                                 52  PROSPECTUS


AllianceBernstein Growth and Income - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.389
 Accumulation Unit Value, End of Period                               $ 11.890
 Number of Units Outstanding, End of Period                            109,590
-------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  9.030
 Accumulation Unit Value, End of Period                               $  8.777
 Number of Units Outstanding, End of Period                             25,192
-------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.763
 Accumulation Unit Value, End of Period                               $ 11.516
 Number of Units Outstanding, End of Period                                734
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.124
 Accumulation Unit Value, End of Period                               $ 12.868
 Number of Units Outstanding, End of Period                             39,348
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.794
 Accumulation Unit Value, End of Period                               $ 13.659
 Number of Units Outstanding, End of Period                             23,031
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 12.362
 Accumulation Unit Value, End of Period                               $ 14.687
 Number of Units Outstanding, End of Period                             16,838
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 10.414
 Accumulation Unit Value, End of Period                               $ 11.809
 Number of Units Outstanding, End of Period                             31,512
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 11.560
 Accumulation Unit Value, End of Period                               $ 14.443
 Number of Units Outstanding, End of Period                             38,366
-------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                         $ 13.752
 Accumulation Unit Value, End of Period                               $ 15.781
 Number of Units Outstanding, End of Period                             29,283
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
 Accumulation Unit Value, Beginning of Period                         $  8.478
 Accumulation Unit Value, End of Period                               $  8.745
 Number of Units Outstanding, End of Period                             32,627
-------------------------------------------------------------------------------




*Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Strategic Growth, Class II Sub-Account which commenced operations May 17, 2001, and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.



(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class I.




                                 53  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
NET INVESTMENT FACTOR
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALEUS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 54  PROSPECTUS

                       MORGAN STANLEY VARIABLE ANNUITY II




Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I dated May 1, 2007


P.O. Box 80469 Lincoln, NE 68501-0469 1 (800) 654-2397


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2007, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.




TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
    Purchases
    Tax-free Exchanges (1035 Exchanges, Rollovers and
    Transfers)
    Calculation of Accumulation Unit Values
    Calculation of Variable Income Payments
General Matters
    Intestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASES

Morgan Stanley & Co. Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.


For the Variable Account, we paid commissions to Morgan Stanley & Co. of $25,689,897, $39,410,626 and $32,225,579 for the years 2004, 2005 and 2006 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.



SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


o consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2006 and for each of the periods in the two years then ended,



The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004, the AIM V.I. Core Equity- Series I Sub-Account was first offered on May 1, 2006.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31                      1997        1998       1999        2000      2001
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.465   $14.005
Accumulation Unit Value, End of Period                                             -           -    $14.465     $14.005    $9.871
Number of Units Outstanding, End of Period                                         -           -  1,122,012   4,013,767 2,725,210
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $26.260     $32.500    $36.593     $35.192   $36.516
Accumulation Unit Value, End of Period                                       $32.500     $36.590    $35.192     $36.516   $34.106
Number of Units Outstanding, End of Period                                13,973,141  19,936,437 20,053,835  14,630,92912,948,190
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                 $28.630     $38.760    $49.825     $77.861   $67.245
Accumulation Unit Value, End of Period                                       $38.760     $49.830    $77.861     $67.245   $48.450
Number of Units Outstanding, End of Period                                 5,454,409   7,931,260 10,374,793  10,575,220 8,138,160
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                 $24.300     $27.790    $33.944     $43.185   $40.461
Accumulation Unit Value, End of Period                                       $27.790     $33.940    $43.185     $40.461   $32.784
Number of Units Outstanding, End of Period                                 3,091,981   4,668,539  4,444,148   4,301,593 3,317,658
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                       -     $10.000     $9.720     $12.152    $9.893
Accumulation Unit Value, End of Period                                             -      $9.720    $12.152      $9.893    $7.473
Number of Units Outstanding, End of Period                                         -   1,965,368  2,481,411   2,978,593 2,262,652
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $13.820     $15.260    $16.291     $19.115   $18.366
Accumulation Unit Value, End of Period                                       $15.260     $16.920    $19.115     $18.366   $16.964
Number of Units Outstanding, End of Period                                 7,789,952   8,929,904  8,775,455   6,909,685 5,770,297
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                 $24.110     $26.580    $24.563     $23.879   $15.948
Accumulation Unit Value, End of Period                                       $26.580     $24.560    $23.879     $15.948   $10.409
Number of Units Outstanding, End of Period                                 8,797,892   5,304,510  4,203,079   2,849,935 2,178,760
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                 $10.000     $12.070    $12.274     $12.947   $12.780
Accumulation Unit Value, End of Period                                       $12.070     $12.270    $12.947     $12.780   $12.881
Number of Units Outstanding, End of Period                                 2,024,851   3,652,211  3,133,231   2,229,410 2,367,507
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                 $16.380     $17.930     $5.334     $13.390   $19.815
Accumulation Unit Value, End of Period                                       $17.930     $19.200     $8.730     $13.989   $21.390
Number of Units Outstanding, End of Period                                 3,843,253   5,109,593  4,058,485   8,280,928 5,113,210
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                 $12.070     $12.510    $10.000     $10.056   $10.490
Accumulation Unit Value, End of Period                                       $12.510     $12.960    $10.056     $10.490   $11.029
Number of Units Outstanding, End of Period                                 5,406,175   8,938,860    121,549     243,983   822,746
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                       -           -    $19.200     $18.101   $13.989
Accumulation Unit Value, End of Period                                             -           -    $18.101     $19.815   $14.320
Number of Units Outstanding, End of Period                                         -           -  5,167,349   4,441,67111,669,438
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                 $19.170     $21.480    $11.117     $13.170   $11.760
Accumulation Unit Value, End of Period                                       $21.480     $26.780    $13.170     $11.760   $10.169
Number of Units Outstanding, End of Period                                 3,529,096           -  6,209,831   7,535,806 6,817,073
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                       -     $10.000    $26.783     $30.968   $31.017
Accumulation Unit Value, End of Period                                             -     $11.120    $30.968     $31.017   $27.448
Number of Units Outstanding, End of Period                                         -   2,003,301  6,559,093   6,719,790 5,764,581
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                 $19.270     $24.140    $29.438     $32.693   $33.193
Accumulation Unit Value, End of Period                                       $24.140     $29.440    $32.693     $33.193   $24.282
Number of Units Outstanding, End of Period                                 1,753,743   3,510,503  4,016,659   4,175,987 3,506,974
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                       -     $10.000     $7.095     $13.679    $8.194
Accumulation Unit Value, End of Period                                             -      $7.095    $13.679      $8.194    $7.549
Number of Units Outstanding, End of Period                                         -      94,600    689,216     884,729   695,767
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                       -     $10.000    $10.094     $13.869   $12.061
Accumulation Unit Value, End of Period                                             -     $10.094    $13.869     $12.061   $10.087
Number of Units Outstanding, End of Period                                         -   1,530,819  2,952,648   4,201,929 3,084,036
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                       -     $10.000     $9.780     $12.063   $10.410
Accumulation Unit Value, End of Period                                             -      $9.780    $12.063     $10.410    $8.278
Number of Units Outstanding, End of Period                                         -     170,897    416,818     713,739   651,537
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       -           -          -           -   $10.000
Accumulation Unit Value, End of Period                                             -           -          -           -   $12.092
Number of Units Outstanding, End of Period                                         -           -          -           -         -
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -           -          -     $10.000   $10.234
Accumulation Unit Value, End of Period                                             -           -          -     $10.234    $9.765
Number of Units Outstanding, End of Period                                         -           -          -     119,091 1,367,293
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                       -     $10.000     $9.054      $8.790   $11.197
Accumulation Unit Value, End of Period                                             -      $9.054     $8.790     $11.197   $12.117
Number of Units Outstanding, End of Period                                         -      80,782    194,964     526,895   613,092
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                                       -     $10.000    $11.985     $10.000   $21.368
Accumulation Unit Value, End of Period                                             -     $11.985    $24.135     $21.368   $14.422
Number of Units Outstanding, End of Period                                         -     402,082  2,522,689   5,404,064 4,150,641
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.447    $8.317
Accumulation Unit Value, End of Period                                             -           -    $14.447      $8.317    $6.287
Number of Units Outstanding, End of Period                                         -           -          -     403,019   510,155
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.447    $7.994
Accumulation Unit Value, End of Period                                             -           -    $14.447      $7.994    $6.886
Number of Units Outstanding, End of Period                                         -           -          -     867,766 1,317,408
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.447    $8.138
Accumulation Unit Value, End of Period                                             -           -    $14.447      $8.138    $6.121
Number of Units Outstanding, End of Period                                         -           -          -     253,019   457,425
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.447   $10.755
Accumulation Unit Value, End of Period                                             -           -    $14.447     $10.755   $10.612
Number of Units Outstanding, End of Period                                         -           -          -     756,656 3,317,724
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       -           -    $10.000     $14.447    $7.854
Accumulation Unit Value, End of Period                                             -           -    $14.447      $7.854    $6.392
Number of Units Outstanding, End of Period                                         -           -          -   1,370,194 1,117,648
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -           -          -     $10.000   $10.791
Accumulation Unit Value, End of Period                                             -           -          -     $10.791    $9.952
Number of Units Outstanding, End of Period                                         -           -          -     220,718   458,634
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       -           -          -     $10.000    $9.076
Accumulation Unit Value, End of Period                                             -           -          -      $9.076    $7.098
Number of Units Outstanding, End of Period                                         -           -          -     562,467   605,965
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -           -          -           -         -
Accumulation Unit Value, End of Period                                             -           -          -           -         -
Number of Units Outstanding, End of Period                                         -           -          -           -         -
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                       -           -          -     $10.000    $8.118
Accumulation Unit Value, End of Period                                             -           -          -      $8.118    $6.206
Number of Units Outstanding, End of Period                                         -           -          -     786,759   864,153







For the Period Beginning January 1* and Ending December 31                2002         2003          2004         2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $9.871       $7.528        $9.350      $10.384    $12.602
Accumulation Unit Value, End of Period                                  $7.528       $9.350       $10.384      $12.602    $13.391
Number of Units Outstanding, End of Period                           1,948,166    1,714,271     1,361,018    1,019,103    780,467
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                           $34.106      $27.551       $34.717      $37.102    $38.608
Accumulation Unit Value, End of Period                                 $27.551      $34.717       $37.102      $38.608    $42.263
Number of Units Outstanding, End of Period                          10,489,433    8,870,731     7,047,011    4,911,800  3,546,322
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                           $48.450      $37.610       $45.509      $49.838    $58.024
Accumulation Unit Value, End of Period                                 $37.610      $45.509       $49.838      $58.024    $59.566
Number of Units Outstanding, End of Period                           6,331,379    5,231,139     4,131,819    2,949,664  2,194,479
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                           $32.784      $25.402       $32.295      $35.874    $38.420
Accumulation Unit Value, End of Period                                 $25.402      $32.295       $35.874      $38.420    $49.295
Number of Units Outstanding, End of Period                           2,548,744    2,066,923     1,686,266    1,201,751    894,573
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $7.473       $5.830        $7.532       $8.352     $8.789
Accumulation Unit Value, End of Period                                  $5.830       $7.532        $8.352       $8.789    $10.267
Number of Units Outstanding, End of Period                           1,684,270    1,459,745     1,190,435      854,304    622,718
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                           $16.964      $14.622       $19.028      $21.548    $22.579
Accumulation Unit Value, End of Period                                 $14.622      $19.028       $21.548      $22.579    $27.129
Number of Units Outstanding, End of Period                           4,777,066    4,093,574     3,493,723    2,606,536  1,915,298
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                           $10.409       $9.524       $11.987      $12.973    $13.062
Accumulation Unit Value, End of Period                                  $9.524      $11.987       $12.973      $13.062    $14.067
Number of Units Outstanding, End of Period                           1,675,719    1,699,286     1,377,197      945,262    710,366
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                           $12.881      $11.722       $13.957      $15.260    $16.082
Accumulation Unit Value, End of Period                                 $11.722      $13.957       $15.260      $16.082    $18.098
Number of Units Outstanding, End of Period                           2,012,059    1,733,127     1,464,501    1,065,844    790,698
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                           $21.390      $22.238       $23.762      $24.637    $25.084
Accumulation Unit Value, End of Period                                 $22.238      $23.762       $24.637      $25.084    $26.123
Number of Units Outstanding, End of Period                           5,001,207    4,034,766     3,076,944    2,234,168  1,646,739
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                           $11.029      $11.307       $11.389      $11.382    $11.424
Accumulation Unit Value, End of Period                                 $11.307      $11.389       $11.382      $11.424    $11.739
Number of Units Outstanding, End of Period                           2,600,397    1,967,285     1,658,557    1,253,495  1,036,788
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                           $14.320      $14.299       $14.183      $14.096    $14.277
Accumulation Unit Value, End of Period                                 $14.299      $14.183       $14.096      $14.277    $14.717
Number of Units Outstanding, End of Period                          10,573,509    5,773,240     3,746,714    2,747,066  2,447,475
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                           $10.169       $7.766        $9.784      $10.661    $10.992
Accumulation Unit Value, End of Period                                  $7.766       $9.784       $10.661      $10.992    $12.517
Number of Units Outstanding, End of Period                           5,971,731    5,882,954     5,142,081    3,722,566  2,631,419
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                           $27.448      $24.370       $30.314      $32.968    $35.188
Accumulation Unit Value, End of Period                                 $24.370      $30.314       $32.968      $35.188    $39.878
Number of Units Outstanding, End of Period                           4,631,326    3,912,134     3,178,632    2,306,062  1,770,166
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                           $24.282      $18.455       $21.337      $25.367    $28.650
Accumulation Unit Value, End of Period                                 $18.455      $21.337       $25.367      $28.650    $33.966
Number of Units Outstanding, End of Period                           2,659,431    2,213,596     1,799,377    1,356,098  1,001,339
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $7.549       $6.776        $9.993      $12.122    $15.989
Accumulation Unit Value, End of Period                                  $6.776       $9.993       $12.122      $15.989    $21.606
Number of Units Outstanding, End of Period                             746,143      765,582       752,985      657,079    524,432
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                           $10.087       $7.169        $8.825       $9.371    $10.685
Accumulation Unit Value, End of Period                                  $7.169       $8.825        $9.371      $10.685    $10.961
Number of Units Outstanding, End of Period                           2,467,852    2,198,775     1,827,817    1,393,539    990,122
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $8.278       $6.785        $8.518       $9.852    $10.782
Accumulation Unit Value, End of Period                                  $6.785       $8.518        $9.852      $10.782    $13.295
Number of Units Outstanding, End of Period                             580,876      710,369       673,859      564,965    534,694
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                           $12.092       $7.319       $10.224      $12.250    $14.191
Accumulation Unit Value, End of Period                                  $7.319      $10.224       $12.250      $14.191    $15.280
Number of Units Outstanding, End of Period                              82,841      474,262       571,267      519,595    408,245
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $9.765       $6.925        $9.656      $10.902    $12.065
Accumulation Unit Value, End of Period                                  $6.925       $9.656       $10.902      $12.065    $14.349
Number of Units Outstanding, End of Period                           1,483,690    1,742,730     1,679,162    1,299,789  1,049,995
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                           $12.117      $11.764       $16.049      $21.569    $24.877
Accumulation Unit Value, End of Period                                 $11.764      $16.049       $21.569      $24.877    $33.839
Number of Units Outstanding, End of Period                             812,682      712,547       610,706      473,300    354,666
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $11.138    $12.195
Accumulation Unit Value, End of Period                                       -            -       $11.138      $12.195    $12.608
Number of Units Outstanding, End of Period                                   -            -        40,008       43,994     35,417
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                           $10.000       $8.059       $10.402      $12.069    $12.412
Accumulation Unit Value, End of Period                                  $8.059      $10.402       $12.069      $12.412    $14.222
Number of Units Outstanding, End of Period                             882,878    2,134,435     3,144,760    3,041,301  2,426,538
VAN KAMPEN LIT STRATEGIC GROWTH (Class I)
Accumulation Unit Value, Beginning of Period                           $14.422       $9.594       $12.038      $12.695    $13.501
Accumulation Unit Value, End of Period                                  $9.594      $12.038       $12.695      $13.501    $13.683
Number of Units Outstanding, End of Period                           2,831,762    2,449,383     1,901,939    1,408,260    980,607
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            $6.287       $4.686        $5.980       $6.282     $6.737
Accumulation Unit Value, End of Period                                  $4.686       $5.980        $6.282       $6.737     $7.057
Number of Units Outstanding, End of Period                             511,129      524,081       534,172      392,447    433,180
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                            $6.886       $4.732        $5.832       $6.078    $10.000
Accumulation Unit Value, End of Period                                  $4.732       $5.832        $6.078       $6.327    $10.807
Number of Units Outstanding, End of Period                           1,091,493      879,147       686,372      485,608    259,256
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $10.829    $11.483
Accumulation Unit Value, End of Period                                       -            -       $10.829      $11.483    $12.586
Number of Units Outstanding, End of Period                                   -            -        60,758      174,142    206,849
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $6.121       $4.326        $5.742       $6.480     $7.128
Accumulation Unit Value, End of Period                                  $4.326       $5.742        $6.480       $7.128     $6.936
Number of Units Outstanding, End of Period                             353,529      743,523       923,315      852,090    738,855
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                           $10.612       $8.128       $10.586      $11.601    $11.956
Accumulation Unit Value, End of Period                                  $8.128      $10.586       $11.601      $11.956    $13.782
Number of Units Outstanding, End of Period                           2,563,335    2,741,141     2,504,349    1,925,548  1,502,358
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                            $6.392       $4.355        $5.294       $5.652     $6.396
Accumulation Unit Value, End of Period                                  $4.355       $5.294        $5.652       $6.396     $6.261
Number of Units Outstanding, End of Period                             953,511    1,039,818       867,095      732,068    798,997
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $10.703    $10.896
Accumulation Unit Value, End of Period                                       -            -       $10.703      $10.896    $11.741
Number of Units Outstanding, End of Period                                   -            -        16,340       35,988     87,585
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $11.249    $11.261
Accumulation Unit Value, End of Period                                       -            -       $11.249      $11.261    $13.121
Number of Units Outstanding, End of Period                                   -            -       136,380      401,874    666,843
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                 -            -             -      $10.000    $11.342
Accumulation Unit Value, End of Period                                       -            -             -      $11.342    $13.073
Number of Units Outstanding, End of Period                                   -            -             -       84,541    329,440
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $10.960    $11.939
Accumulation Unit Value, End of Period                                       -            -       $10.960      $11.939    $13.926
Number of Units Outstanding, End of Period                                   -            -       128,383      408,502    675,203
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                 -            -       $10.000      $11.528    $12.514
Accumulation Unit Value, End of Period                                       -            -       $11.528      $12.514    $14.975
Number of Units Outstanding, End of Period                                   -            -        97,324      387,782    553,193
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $9.952       $7.944        $9.970      $10.915    $11.318
Accumulation Unit Value, End of Period                                  $7.944       $9.970       $10.915      $11.318    $12.926
Number of Units Outstanding, End of Period                             597,267      552,457       457,153      334,455    240,380
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $7.098       $5.758        $7.292       $8.349     $9.230
Accumulation Unit Value, End of Period                                  $5.758       $7.292        $8.349       $9.230    $11.616
Number of Units Outstanding, End of Period                             777,124      775,816       811,538      726,556    712,821
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                           $10.000       $7.301       $10.766      $13.389    $14.120
Accumulation Unit Value, End of Period                                  $7.301      $10.766       $13.389      $14.120    $16.320
Number of Units Outstanding, End of Period                             232,446      298,655       218,058      160,174    110,309
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $6.206       $4.492        $5.529       $5.722     $5.959
Accumulation Unit Value, End of Period                                  $4.492       $5.529        $5.722       $5.959     $6.191
Number of Units Outstanding, End of Period                             888,918      894,868       771,536      557,264    408,396





*Contracts with the with the Enhanced Death Benefit, The Performance Income
Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

























ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT
COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION






For the Period Beginning January 1* and Ending December 31                   1998       1999        2000        2001        2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.454     $13.980      $9.842
Accumulation Unit Value, End of Period                                          -    $14.454     $13.980      $9.842      $7.497
Number of Units Outstanding, End of Period                                      -    458,487   1,751,421   1,396,166   1,100,322
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $32.096    $36.031     $34.614     $35.877     $33.471
Accumulation Unit Value, End of Period                                    $36.031    $34.614     $35.877     $33.471     $27.009
Number of Units Outstanding, End of Period                                528,141  1,434,477   1,488,899   1,469,841   1,236,385
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $38.177    $49.060     $76.581     $55.067     $47.549
Accumulation Unit Value, End of Period                                    $49.060    $76.581     $55.067     $47.549     $36.870
Number of Units Outstanding, End of Period                                221,631    950,293   1,396,798   1,180,919     963,009
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $27.627    $33.452     $42.510     $39.785     $32.201
Accumulation Unit Value, End of Period                                    $33.452    $42.510     $39.785     $32.201     $24.923
Number of Units Outstanding, End of Period                                175,357    392,050     635,143     508,808     439,161
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.714     $12.130      $9.864      $7.443
Accumulation Unit Value, End of Period                                     $9.714    $12.130      $9.864      $7.443      $5.801
Number of Units Outstanding, End of Period                                178,762    489,657     810,537     635,032     477,241
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $15.193    $16.794     $18.951     $18.188     $16.781
Accumulation Unit Value, End of Period                                    $16.794    $18.951     $18.188     $16.781     $14.449
Number of Units Outstanding, End of Period                                156,429    488,336     611,375     578,485     527,173
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $26.463    $24.176     $23.477     $15.662     $10.211
Accumulation Unit Value, End of Period                                    $24.176    $23.477     $15.662     $10.211      $9.333
Number of Units Outstanding, End of Period                                137,884    290,136     271,440     263,472     232,640
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $12.036    $12.248     $12.906     $12.725     $12.812
Accumulation Unit Value, End of Period                                    $12.240    $12.906     $12.725     $12.812     $11.646
Number of Units Outstanding, End of Period                                164,457    270,771     228,558     316,173     279,620
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $17.841    $18.906     $17.804     $19.468     $20.992
Accumulation Unit Value, End of Period                                    $18.906    $17.804     $19.468     $20.992     $21.801
Number of Units Outstanding, End of Period                                169,761    328,139     388,445     744,296     815,016
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $10.049     $10.470     $10.996
Accumulation Unit Value, End of Period                                          -    $10.049     $10.470     $10.996     $11.262
Number of Units Outstanding, End of Period                                      -     34,947      68,599     186,207     615,331
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $12.355    $12.766     $13.166     $13.743     $14.053
Accumulation Unit Value, End of Period                                    $12.760 6  $13.166     $13.743     $14.053     $14.016
Number of Units Outstanding, End of Period                                673,034  1,263,421   1,085,418   1,927,404   1,869,783
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000    $11.110     $13.146     $11.727     $10.128
Accumulation Unit Value, End of Period                                    $11.110    $13.146     $11.727     $10.128      $7.727
Number of Units Outstanding, End of Period                                283,511  1,877,442   2,621,084   2,479,435   2,143,724
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $21.497    $26.371     $30.459     $30.474     $26.937
Accumulation Unit Value, End of Period                                    $26.371    $30.459     $30.474     $26.937     $23.891
Number of Units Outstanding, End of Period                                472,816  1,004,838   1,334,894   1,250,916   1,089,895
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $23.622    $28.985     $32.155     $32.612     $23.831
Accumulation Unit Value, End of Period                                    $28.985    $32.155     $32.612     $23.831     $18.091
Number of Units Outstanding, End of Period                                159,860    340,744     558,866     503,281     375,148
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $7.089     $13.584      $8.169      $7.518
Accumulation Unit Value, End of Period                                     $7.089    $13.584      $8.169      $7.518      $6.740
Number of Units Outstanding, End of Period                                 19,500    210,592     449,505     318,648     299,268
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.370     $13.842     $12.024     $10.045
Accumulation Unit Value, End of Period                                    $10.370    $13.842     $12.024     $10.045      $7.132
Number of Units Outstanding, End of Period                                154,201    495,861     915,909     789,440     671,758
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.771     $12.040     $10.378      $8.243
Accumulation Unit Value, End of Period                                     $9.771    $12.040     $10.378      $8.243      $6.749
Number of Units Outstanding, End of Period                                 31,933    172,588     359,209     352,646     307,511
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -           -           -     $10.000
Accumulation Unit Value, End of Period                                          -          -           -           -      $7.314
Number of Units Outstanding, End of Period                                      -          -           -           -      23,737
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $10.226      $9.747
Accumulation Unit Value, End of Period                                          -          -     $10.226      $9.747      $6.905
Number of Units Outstanding, End of Period                                      -          -      67,804     439,613     525,390
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.048      $8.774     $11.165     $12.069
Accumulation Unit Value, End of Period                                     $9.048     $8.774     $11.165     $12.069     $11.704
Number of Units Outstanding, End of Period                                 37,193     93,827     165,007     258,530     241,081
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -     $10.000
Accumulation Unit Value, End of Period                                          -          -           -           -      $8.053
Number of Units Outstanding, End of Period                                      -          -           -           -     167,424
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $12.590     $24.088     $21.302     $14.362
Accumulation Unit Value, End of Period                                    $12.590    $24.088     $21.302     $14.362      $9.543
Number of Units Outstanding, End of Period                                 82,427    818,855   2,158,492   1,771,972   1,377,228
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.447      $8.311      $6.275
Accumulation Unit Value, End of Period                                          -    $14.447      $8.311      $6.275      $4.672
Number of Units Outstanding, End of Period                                      -          -     252,723     284,246     271,424
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.447      $7.988      $6.874
Accumulation Unit Value, End of Period                                          -    $14.447      $7.988      $6.874      $4.718
Number of Units Outstanding, End of Period                                      -          -     510,446     651,404     532,387
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.447      $8.132      $6.110
Accumulation Unit Value, End of Period                                          -    $14.447      $8.132      $6.110      $4.314
Number of Units Outstanding, End of Period                                      -          -     145,135     131,345     168,550
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.447     $10.747     $10.592
Accumulation Unit Value, End of Period                                          -    $14.447     $10.747     $10.592      $8.104
Number of Units Outstanding, End of Period                                      -          -     282,835     876,470     874,921
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $14.450      $7.850      $6.380
Accumulation Unit Value, End of Period                                          -    $14.450      $7.850      $6.380      $4.340
Number of Units Outstanding, End of Period                                      -          -     505,325     463,774     386,342
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $10.783      $9.934      $9.034
Accumulation Unit Value, End of Period                                          -    $10.783      $9.934      $9.034      $7.920
Number of Units Outstanding, End of Period                                      -          -      86,919     148,690     180,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $9.069      $7.085
Accumulation Unit Value, End of Period                                          -          -      $9.069      $7.085      $5.741
Number of Units Outstanding, End of Period                                      -          -     430,045     555,094     563,131
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -     $10.000
Accumulation Unit Value, End of Period                                          -          -           -           -      $7.296
Number of Units Outstanding, End of Period                                      -          -           -           -      88,462
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.112      $6.195
Accumulation Unit Value, End of Period                                          -          -      $8.112      $6.195      $4.479
Number of Units Outstanding, End of Period                                      -          -     361,221     386,861     361,566



For the Period Beginning January 1* and Ending December 31                   2003       2004        2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $7.497     $9.302     $10.319     $12.510
Accumulation Unit Value, End of Period                                     $9.302    $10.319     $12.510     $13.279
Number of Units Outstanding, End of Period                                936,114    786,828     692,992     558,156
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $27.009    $33.997     $36.292     $37.724
Accumulation Unit Value, End of Period                                    $33.997    $36.292     $37.724     $41.250
Number of Units Outstanding, End of Period                              1,146,502  1,026,499     774,588     552,084
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $36.870    $44.564     $48.750     $56.695
Accumulation Unit Value, End of Period                                    $44.564    $48.750     $56.695     $58.138
Number of Units Outstanding, End of Period                                862,396    708,400     548,534     391,964
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $24.923    $31.651     $35.120     $37.572
Accumulation Unit Value, End of Period                                    $31.651    $35.120     $37.572     $48.153
Number of Units Outstanding, End of Period                                389,513    334,106     256,371     191,573
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $5.801     $7.486      $8.292      $8.716
Accumulation Unit Value, End of Period                                     $7.486     $8.292      $8.716     $10.170
Number of Units Outstanding, End of Period                                416,584    324,955     257,313     197,125
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $14.449    $18.782     $21.246     $22.237
Accumulation Unit Value, End of Period                                    $18.782    $21.246     $22.237     $26.690
Number of Units Outstanding, End of Period                                499,186    511,112     436,822     307,136
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $9.333    $11.733     $12.685     $12.758
Accumulation Unit Value, End of Period                                    $11.733    $12.685     $12.758     $13.724
Number of Units Outstanding, End of Period                                238,029    217,455     170,920     104,383
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.646    $13.851     $15.127     $15.925
Accumulation Unit Value, End of Period                                    $13.851    $15.127     $15.925     $17.902
Number of Units Outstanding, End of Period                                294,943    252,681     181,022     139,480
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $21.801    $23.269     $24.099     $24.509
Accumulation Unit Value, End of Period                                    $23.269    $24.099     $24.509     $25.497
Number of Units Outstanding, End of Period                                706,544    598,113     460,366     344,442
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.262    $11.331     $11.311     $11.341
Accumulation Unit Value, End of Period                                    $11.331    $11.311     $11.341     $11.640
Number of Units Outstanding, End of Period                                677,384    549,730     457,645     332,221
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $14.016    $13.887     $13.787     $13.949
Accumulation Unit Value, End of Period                                    $13.887    $13.787     $13.949     $14.363
Number of Units Outstanding, End of Period                              1,023,409    713,532     537,764     454,914
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.727     $9.724     $10.584     $10.901
Accumulation Unit Value, End of Period                                     $9.724    $10.584     $10.901     $12.399
Number of Units Outstanding, End of Period                              1,923,322  1,699,726   1,304,095     979,066
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $23.891    $29.685     $32.248     $34.382
Accumulation Unit Value, End of Period                                    $29.685    $32.248     $34.382     $38.922
Number of Units Outstanding, End of Period                                988,019    831,106     620,128     466,433
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $18.091    $20.894     $24.813     $27.994
Accumulation Unit Value, End of Period                                    $20.894    $24.813     $27.994     $33.151
Number of Units Outstanding, End of Period                                325,600    298,991     246,774     191,485
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.740     $9.930     $12.032     $15.852
Accumulation Unit Value, End of Period                                     $9.930    $10.859     $15.852     $21.398
Number of Units Outstanding, End of Period                                287,030    195,077     266,461     229,253
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.132     $8.769      $9.302     $10.594
Accumulation Unit Value, End of Period                                     $8.769     $9.302     $10.594     $10.855
Number of Units Outstanding, End of Period                                622,830    541,735     418,498     316,705
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $6.749     $8.464      $9.779     $10.690
Accumulation Unit Value, End of Period                                     $8.464     $9.779     $10.690     $13.167
Number of Units Outstanding, End of Period                                294,087    323,407     279,738     224,033
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $7.314    $10.205     $12.214     $14.134
Accumulation Unit Value, End of Period                                    $10.205    $12.214     $14.134     $15.201
Number of Units Outstanding, End of Period                                143,566    163,930     135,132     129,398
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $6.905     $9.617     $10.847     $11.990
Accumulation Unit Value, End of Period                                     $9.617    $10.847     $11.990     $14.244
Number of Units Outstanding, End of Period                                576,286    667,647     541,289     481,937
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $11.704    $15.950     $21.413     $24.670
Accumulation Unit Value, End of Period                                    $15.950    $21.413     $24.670     $33.520
Number of Units Outstanding, End of Period                                241,022    228,234     193,931     132,182
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.130     $12.173
Accumulation Unit Value, End of Period                                          -    $11.130     $12.173     $12.571
Number of Units Outstanding, End of Period                                      -     20,987      20,104      24,913
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                               $8.053    $10.383     $12.034     $12.362
Accumulation Unit Value, End of Period                                    $10.383    $12.034     $12.362     $14.149
Number of Units Outstanding, End of Period                                432,096    867,838     991,168     798,244
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $9.543    $11.961     $12.601     $13.386
Accumulation Unit Value, End of Period                                    $11.961    $12.601     $13.386     $13.552
Number of Units Outstanding, End of Period                              1,216,620    992,268     755,142     526,881
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $4.672     $5.955      $6.250      $6.695
Accumulation Unit Value, End of Period                                     $5.955     $6.250      $6.695      $7.005
Number of Units Outstanding, End of Period                                271,052    236,279     197,593     205,733
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -     $10.000
Accumulation Unit Value, End of Period                                          -          -           -     $10.799
Number of Units Outstanding, End of Period                                      -          -           -      78,487
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $10.821     $11.461
Accumulation Unit Value, End of Period                                          -    $10.821     $11.461     $12.549
Number of Units Outstanding, End of Period                                      -     47,583      96,570      92,001
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $4.314     $5.719      $6.447      $7.084
Accumulation Unit Value, End of Period                                     $5.719     $6.447      $7.084      $6.886
Number of Units Outstanding, End of Period                                198,533    291,146     261,849     168,370
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $8.104    $10.543     $11.541     $11.882
Accumulation Unit Value, End of Period                                    $10.543    $11.541     $11.882     $13.681
Number of Units Outstanding, End of Period                                953,732    954,974     713,596     505,215
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $4.340     $5.273      $5.623      $6.356
Accumulation Unit Value, End of Period                                     $5.273     $5.623      $6.356      $6.216
Number of Units Outstanding, End of Period                                290,112    229,089     197,617     228,467
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $10.695     $10.876
Accumulation Unit Value, End of Period                                          -    $10.695     $10.876     $11.707
Number of Units Outstanding, End of Period                                      -     11,017      19,067      26,301
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.240     $11.240
Accumulation Unit Value, End of Period                                          -    $11.240     $11.240     $13.082
Number of Units Outstanding, End of Period                                      -    134,298     283,686     250,351
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $11.333
Accumulation Unit Value, End of Period                                          -          -     $11.333     $13.049
Number of Units Outstanding, End of Period                                      -          -           0      95,424
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $10.952     $11.917
Accumulation Unit Value, End of Period                                          -    $10.952     $11.917     $13.885
Number of Units Outstanding, End of Period                                      -     56,369     173,535     273,442
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.519     $12.491
Accumulation Unit Value, End of Period                                          -    $11.519     $12.491     $14.931
Number of Units Outstanding, End of Period                                      -     48,500     150,618     192,836
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $7.920     $9.930     $10.859     $11.247
Accumulation Unit Value, End of Period                                     $9.930    $10.859     $11.247     $12.832
Number of Units Outstanding, End of Period                                211,577    195,077     146,737     116,393
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $5.741     $7.263      $8.306      $9.173
Accumulation Unit Value, End of Period                                     $7.263     $8.306      $9.173     $11.531
Number of Units Outstanding, End of Period                                532,300    482,357     395,391     384,374
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                               $7.296    $10.746     $13.349     $14.063
Accumulation Unit Value, End of Period                                    $10.746    $13.349     $14.063     $16.236
Number of Units Outstanding, End of Period                                 92,387     62,877      41,540      25,716
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $4.479     $5.507      $5.693      $5.922
Accumulation Unit Value, End of Period                                     $5.507     $5.693      $5.922      $6.146
Number of Units Outstanding, End of Period                                334,698    293,046     212,282     135,468




*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.












ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST OFFERED  WITH  INCOME
BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.210      $6.480      $4.933
Accumulation Unit Value, End of Period                                     $9.210     $6.480      $4.933      $6.117
Number of Units Outstanding, End of Period                                      0      1,833         650       7,209
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.423      $9.718      $7.837
Accumulation Unit Value, End of Period                                    $10.423     $9.718      $7.837      $9.859
Number of Units Outstanding, End of Period                                      0     24,417      25,783      27,423
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.271      $6.669      $5.168
Accumulation Unit Value, End of Period                                     $9.271     $6.669      $5.168      $6.242
Number of Units Outstanding, End of Period                                      0     23,789      34,036      47,044
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.330      $8.356      $6.464
Accumulation Unit Value, End of Period                                    $10.330     $8.356      $6.464      $8.204
Number of Units Outstanding, End of Period                                      0     11,431      16,926      13,718
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.051      $6.826      $5.316
Accumulation Unit Value, End of Period                                     $9.051     $6.826      $5.316      $6.857
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.283      $9.482      $8.159
Accumulation Unit Value, End of Period                                    $10.283     $9.482      $8.159     $10.600
Number of Units Outstanding, End of Period                                      0      1,963       3,173       4,465
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $8.358      $5.446      $4.975
Accumulation Unit Value, End of Period                                     $8.358     $5.446      $4.975      $6.251
Number of Units Outstanding, End of Period                                      0     12,725      13,026      13,666
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.024     $10.253      $9.163
Accumulation Unit Value, End of Period                                    $10.024    $10.253      $9.163     $10.891
Number of Units Outstanding, End of Period                                      0          0         175         376
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401     $11.209     $11.633
Accumulation Unit Value, End of Period                                    $10.401    $11.209     $11.633     $12.409
Number of Units Outstanding, End of Period                                      0      2,626       4,355       6,819
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.090     $10.591     $10.840
Accumulation Unit Value, End of Period                                    $10.090    $10.591     $10.840     $10.900
Number of Units Outstanding, End of Period                                      0      1,106       2,815       2,843
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.069     $10.290     $10.257
Accumulation Unit Value, End of Period                                    $10.069    $10.290     $10.257     $10.156
Number of Units Outstanding, End of Period                                      0      8,224      17,127       7,756
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.212      $7.951      $6.063
Accumulation Unit Value, End of Period                                     $9.212     $7.951      $6.063      $7.625
Number of Units Outstanding, End of Period                                      0      3,772       3,969       4,645
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.576      $8.459      $7.498
Accumulation Unit Value, End of Period                                     $9.576     $8.459      $7.498      $9.311
Number of Units Outstanding, End of Period                                      0     31,531      33,650      33,598
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.022      $7.319      $5.553
Accumulation Unit Value, End of Period                                    $10.022     $7.319      $5.553      $6.410
Number of Units Outstanding, End of Period                                      0     11,476       8,429       8,593
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.387      $7.315      $6.913
Accumulation Unit Value, End of Period                                     $8.387     $7.315      $6.913     $10.178
Number of Units Outstanding, End of Period                                      0          0         292       1,366
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.585      $7.168      $5.086
Accumulation Unit Value, End of Period                                     $8.585     $7.168      $5.086      $6.250
Number of Units Outstanding, End of Period                                      0        596         955       1,405
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $8.405      $6.390
Accumulation Unit Value, End of Period                                     $9.838     $8.405      $6.390      $8.009
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.311
Accumulation Unit Value, End of Period                                          -          -      $7.311     $10.195
Number of Units Outstanding, End of Period                                      -          -           0       3,751
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.834      $9.368      $6.632
Accumulation Unit Value, End of Period                                     $9.834     $9.368      $6.632      $9.231
Number of Units Outstanding, End of Period                                      0        334       4,187      10,642
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.749     $11.987     $11.255
Accumulation Unit Value, End of Period                                    $10.749    $11.987     $11.255     $15.329
Number of Units Outstanding, End of Period                                      0          0          71         108
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.050
Accumulation Unit Value, End of Period                                          -          -      $8.050     $10.373
Number of Units Outstanding, End of Period                                      -          -         130       2,942
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.112      $5.466      $3.630
Accumulation Unit Value, End of Period                                     $8.112     $5.466      $3.630      $4.547
Number of Units Outstanding, End of Period                                      0        946       3,710       4,155
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $8.237      $6.215      $4.625
Accumulation Unit Value, End of Period                                     $8.237     $6.215      $4.625      $5.892
Number of Units Outstanding, End of Period                                      0        184         220       6,481
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.407      $8.315      $5.550
Accumulation Unit Value, End of Period                                     $9.407     $8.315      $5.550      $6.828
Number of Units Outstanding, End of Period                                      0          0           0       3,561
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.859      $6.810      $4.694
Accumulation Unit Value, End of Period                                     $8.859     $6.815      $4.694      $6.220
Number of Units Outstanding, End of Period                                      0          0           0         294
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000     $9.941      $9.793      $7.488
Accumulation Unit Value, End of Period                                     $9.941     $9.793      $7.488      $9.736
Number of Units Outstanding, End of Period                                      0      4,956       8,612       7,484
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.835      $7.178      $4.883
Accumulation Unit Value, End of Period                                     $8.835     $7.178      $4.883      $5.926
Number of Units Outstanding, End of Period                                      0        428         427         159
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.074      $9.275      $7.391
Accumulation Unit Value, End of Period                                    $10.074     $9.275      $7.391      $9.260
Number of Units Outstanding, End of Period                                      0          0         163           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.942      $7.763      $6.287
Accumulation Unit Value, End of Period                                     $9.942     $7.763      $6.287      $7.948
Number of Units Outstanding, End of Period                                      0        597       3,292       2,930
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.293
Accumulation Unit Value, End of Period                                          -          -      $7.293     $10.735
Number of Units Outstanding, End of Period                                      -          -          95          94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $7.661      $6.714      $4.852
Accumulation Unit Value, End of Period                                     $7.661     $6.714      $4.852      $5.962
Number of Units Outstanding, End of Period                                      0        509         627         588


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.117     $6.782      $8.217
Accumulation Unit Value, End of Period                                     $6.782     $8.217      $8.717
Number of Units Outstanding, End of Period                                  6,437     10,057       3,317
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.859    $10.518     $10.927
Accumulation Unit Value, End of Period                                    $10.518    $10.927     $11.941
Number of Units Outstanding, End of Period                                 23,818     11,535       7,097
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.242     $6.825      $7.932
Accumulation Unit Value, End of Period                                     $6.825     $7.932      $8.129
Number of Units Outstanding, End of Period                                 39,820     27,448      16,409
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.204     $9.097      $9.726
Accumulation Unit Value, End of Period                                     $9.097     $9.726     $12.458
Number of Units Outstanding, End of Period                                 13,149     10,014       7,450
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.857     $7.590      $7.974
Accumulation Unit Value, End of Period                                     $7.590     $7.974      $9.299
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.600    $11.983     $12.535
Accumulation Unit Value, End of Period                                    $11.983    $12.535     $15.036
Number of Units Outstanding, End of Period                                  3,981      1,369       1,138
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $6.251     $6.753      $6.788
Accumulation Unit Value, End of Period                                     $6.753     $6.788      $7.298
Number of Units Outstanding, End of Period                                 13,010      1,039         651
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.891    $11.887     $12.507
Accumulation Unit Value, End of Period                                    $11.887    $12.507     $14.051
Number of Units Outstanding, End of Period                                    375        375         375
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.409    $12.844     $13.055
Accumulation Unit Value, End of Period                                    $12.844    $13.055     $13.573
Number of Units Outstanding, End of Period                                  5,892      5,365       5,375
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.900    $10.874     $10.896
Accumulation Unit Value, End of Period                                    $10.874    $10.896     $11.177
Number of Units Outstanding, End of Period                                  2,901      2,950       3,005
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.156    $10.077     $10.189
Accumulation Unit Value, End of Period                                    $10.077    $10.189     $10.485
Number of Units Outstanding, End of Period                                  7,785        729         755
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.625     $8.294      $8.537
Accumulation Unit Value, End of Period                                     $8.294     $8.537      $9.705
Number of Units Outstanding, End of Period                                  7,558      3,088       2,698
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.311    $10.109     $10.771
Accumulation Unit Value, End of Period                                    $10.109    $10.771     $12.186
Number of Units Outstanding, End of Period                                 32,956     20,005      18,847
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.410     $7.608      $8.577
Accumulation Unit Value, End of Period                                     $7.608     $8.577     $10.152
Number of Units Outstanding, End of Period                                  8,357      8,227       6,045
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.178    $12.326     $16.230
Accumulation Unit Value, End of Period                                    $12.326    $16.230     $21.895
Number of Units Outstanding, End of Period                                    641        640         639
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.250     $6.625      $7.541
Accumulation Unit Value, End of Period                                     $6.625     $7.541      $7.723
Number of Units Outstanding, End of Period                                    645        637         172
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.009     $9.247     $10.103
Accumulation Unit Value, End of Period                                     $9.247    $10.103     $12.436
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.195    $12.194     $14.103
Accumulation Unit Value, End of Period                                    $12.194    $14.103     $15.159
Number of Units Outstanding, End of Period                                  3,731        120          98
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.231    $10.405     $11.496
Accumulation Unit Value, End of Period                                    $10.405    $11.496     $13.649
Number of Units Outstanding, End of Period                                  9,776      2,466       2,445
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $15.329    $20.567     $23.681
Accumulation Unit Value, End of Period                                    $20.567    $23.681     $32.157
Number of Units Outstanding, End of Period                                    197        195         100
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.125     $12.159
Accumulation Unit Value, End of Period                                    $11.125    $12.159     $12.549
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.373    $12.015     $12.335
Accumulation Unit Value, End of Period                                    $12.015    $12.335     $14.109
Number of Units Outstanding, End of Period                                  8,123     11,003       6,423
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.547     $4.787      $5.082
Accumulation Unit Value, End of Period                                     $4.787     $5.082      $5.142
Number of Units Outstanding, End of Period                                  3,682      1,979       1,999
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.892     $6.179      $6.616
Accumulation Unit Value, End of Period                                     $6.179     $6.616      $6.918
Number of Units Outstanding, End of Period                                  6,448      2,363       2,368
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000
Accumulation Unit Value, End of Period                                          -          -     $10.795
Number of Units Outstanding, End of Period                                      -          -           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.816     $11.449
Accumulation Unit Value, End of Period                                    $10.816    $11.449     $12.528
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.220     $7.007      $7.694
Accumulation Unit Value, End of Period                                     $7.007     $7.694      $7.475
Number of Units Outstanding, End of Period                                    293        293           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.736    $10.651     $10.959
Accumulation Unit Value, End of Period                                    $10.651    $10.959     $12.611
Number of Units Outstanding, End of Period                                  7,442      4,389       1,291
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.926     $6.315      $7.134
Accumulation Unit Value, End of Period                                     $6.315     $7.134      $6.973
Number of Units Outstanding, End of Period                                    158        145         160
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.691     $10.864
Accumulation Unit Value, End of Period                                    $10.691    $10.864     $11.687
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.236     $11.230
Accumulation Unit Value, End of Period                                    $11.236    $11.230     $13.061
Number of Units Outstanding, End of Period                                      0      2,780           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.329
Accumulation Unit Value, End of Period                                          -    $11.329     $13.036
Number of Units Outstanding, End of Period                                      -          0           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.947     $11.905
Accumulation Unit Value, End of Period                                    $10.947    $11.905     $13.863
Number of Units Outstanding, End of Period                                      0      2,843           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.515     $12.477
Accumulation Unit Value, End of Period                                    $11.515    $12.477     $14.906
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.260    $10.121     $10.476
Accumulation Unit Value, End of Period                                    $10.121    $10.476     $11.945
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.948     $9.084     $10.026
Accumulation Unit Value, End of Period                                     $9.084    $10.026     $12.596
Number of Units Outstanding, End of Period                                  2,871        930         850
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.735    $13.328     $14.032
Accumulation Unit Value, End of Period                                    $13.328    $14.032     $16.191
Number of Units Outstanding, End of Period                                     94         94          93
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.962     $6.159      $6.404
Accumulation Unit Value, End of Period                                     $6.159     $6.404      $6.641
Number of Units Outstanding, End of Period                                    593        576         599





*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE  CONTRACTS  WERE FIRST
OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.210      $6.465      $4.912
Accumulation Unit Value, End of Period                                     $9.210     $6.465      $4.912      $6.079
Number of Units Outstanding, End of Period                                  2,135     21,622      30,043      32,007
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.420      $9.696      $7.803
Accumulation Unit Value, End of Period                                    $10.420     $9.696      $7.803      $9.797
Number of Units Outstanding, End of Period                                 17,411    162,997     228,110     293,361
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.270      $6.653      $5.146
Accumulation Unit Value, End of Period                                     $9.270     $6.653      $5.146      $6.203
Number of Units Outstanding, End of Period                                 44,843    275,064     364,305     420,656
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.333      $8.337      $6.436
Accumulation Unit Value, End of Period                                    $10.333     $8.337      $6.436      $8.152
Number of Units Outstanding, End of Period                                  8,533     69,755      93,851     113,318
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.050      $6.810      $5.293
Accumulation Unit Value, End of Period                                     $9.050     $6.810      $5.293      $6.813
Number of Units Outstanding, End of Period                                      0      7,009      10,650      19,978
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.280      $9.460      $8.124
Accumulation Unit Value, End of Period                                    $10.280     $9.460      $8.124     $10.533
Number of Units Outstanding, End of Period                                  5,147     37,562      64,609      93,369
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $8.360      $5.434      $4.954
Accumulation Unit Value, End of Period                                     $8.360     $5.434      $4.954      $6.211
Number of Units Outstanding, End of Period                                  3,234     18,175      14,611      29,408
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.063      $9.247      $9.123
Accumulation Unit Value, End of Period                                    $10.063     $9.247      $9.123     $10.823
Number of Units Outstanding, End of Period                                      0      6,190       8,977      18,815
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.400     $11.183     $11.583
Accumulation Unit Value, End of Period                                    $10.400    $11.183     $11.583     $12.331
Number of Units Outstanding, End of Period                                  6,003     39,929      65,507      85,873
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.088     $10.566     $10.793
Accumulation Unit Value, End of Period                                    $10.088    $10.566     $10.793     $10.832
Number of Units Outstanding, End of Period                                      0        565      36,300      63,057
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.070     $10.266     $10.213
Accumulation Unit Value, End of Period                                    $10.070    $10.266     $10.213     $10.092
Number of Units Outstanding, End of Period                                  4,189     34,948     144,203      53,703
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.210      $7.933      $6.037
Accumulation Unit Value, End of Period                                     $9.210     $7.933      $6.037      $7.577
Number of Units Outstanding, End of Period                                 19,728     62,351      94,444     144,901
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.573      $8.440      $7.466
Accumulation Unit Value, End of Period                                     $9.573     $8.440      $7.466      $9.252
Number of Units Outstanding, End of Period                                    314     64,590     279,760     298,815
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.021      $7.303      $5.529
Accumulation Unit Value, End of Period                                    $10.021     $7.303      $5.529      $6.370
Number of Units Outstanding, End of Period                                  1,268     57,623      67,816      66,227
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.387      $7.697      $6.884
Accumulation Unit Value, End of Period                                     $8.387     $7.697      $6.884     $10.114
Number of Units Outstanding, End of Period                                      0        391       3,280       3,756
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.584      $7.151      $5.064
Accumulation Unit Value, End of Period                                     $8.584     $7.151      $5.064      $6.210
Number of Units Outstanding, End of Period                                    721     16,825      24,796      38,524
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.836      $7.791      $6.362
Accumulation Unit Value, End of Period                                     $9.836     $7.791      $6.362      $7.958
Number of Units Outstanding, End of Period                                      0        516       1,624       2,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.301
Accumulation Unit Value, End of Period                                          -          -      $7.301     $10.161
Number of Units Outstanding, End of Period                                      -          -      13,040      22,868
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.832      $9.346      $6.604
Accumulation Unit Value, End of Period                                     $9.832     $9.346      $6.604      $9.173
Number of Units Outstanding, End of Period                                      0     16,142      30,234      47,180
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.747     $11.586     $11.207
Accumulation Unit Value, End of Period                                    $10.747    $11.586     $11.207     $15.233
Number of Units Outstanding, End of Period                                      0      2,387      13,890      20,305
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.039
Accumulation Unit Value, End of Period                                          -          -      $8.039     $10.338
Number of Units Outstanding, End of Period                                      -          -      17,868      55,677
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.110      $5.453      $3.614
Accumulation Unit Value, End of Period                                     $8.110     $5.453      $3.614      $4.518
Number of Units Outstanding, End of Period                                  6,591     72,989      78,885      93,400
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $8.233      $6.201      $4.605
Accumulation Unit Value, End of Period                                     $8.233     $6.201      $4.605      $5.855
Number of Units Outstanding, End of Period                                      0      6,247      12,799      19,664
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.406      $8.072      $5.526
Accumulation Unit Value, End of Period                                     $9.406     $8.072      $5.526      $6.785
Number of Units Outstanding, End of Period                                      0      2,372       6,588       8,143
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.858      $6.637      $4.674
Accumulation Unit Value, End of Period                                     $8.858     $6.637      $4.674      $6.181
Number of Units Outstanding, End of Period                                      0      6,281       1,597       5,809
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000     $9.940      $9.770      $7.456
Accumulation Unit Value, End of Period                                     $9.940     $9.770      $7.456      $9.675
Number of Units Outstanding, End of Period                                      0     33,844      55,529      68,144
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.830      $7.162      $4.862
Accumulation Unit Value, End of Period                                     $8.830     $7.162      $4.862      $5.888
Number of Units Outstanding, End of Period                                    661      3,489       9,508       9,233
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $9.253      $7.359
Accumulation Unit Value, End of Period                                    $10.072     $9.253      $7.359      $9.202
Number of Units Outstanding, End of Period                                      0      1,873       8,929      11,895
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.940      $7.745      $6.260
Accumulation Unit Value, End of Period                                     $9.940     $7.745      $6.260      $7.898
Number of Units Outstanding, End of Period                                      0      6,602      17,401      16,442
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.283
Accumulation Unit Value, End of Period                                          -          -      $7.283     $10.700
Number of Units Outstanding, End of Period                                      -          -       2,826       2,713
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $7.659      $6.699      $4.831
Accumulation Unit Value, End of Period                                     $7.659     $6.699      $4.831      $5.924
Number of Units Outstanding, End of Period                                      0      3,663       6,287       6,437


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.079     $6.726      $8.133
Accumulation Unit Value, End of Period                                     $6.726     $8.133      $8.611
Number of Units Outstanding, End of Period                                 28,468     27,456      30,853
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.797    $10.431     $10.815
Accumulation Unit Value, End of Period                                    $10.431    $10.815     $11.795
Number of Units Outstanding, End of Period                                227,838    158,922     109,240
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.203     $6.768      $7.851
Accumulation Unit Value, End of Period                                     $6.768     $7.851      $8.030
Number of Units Outstanding, End of Period                                310,095    216,204     178,335
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.152     $9.022      $9.627
Accumulation Unit Value, End of Period                                     $9.022     $9.627     $12.306
Number of Units Outstanding, End of Period                                 85,785     62,937      50,633
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.813     $7.527      $7.892
Accumulation Unit Value, End of Period                                     $7.527     $7.892      $9.185
Number of Units Outstanding, End of Period                                 19,644     16,720      16,086
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.533    $11.884     $12.406
Accumulation Unit Value, End of Period                                    $11.884    $12.406     $14.852
Number of Units Outstanding, End of Period                                102,733     77,443      44,403
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $6.211     $6.698      $6.719
Accumulation Unit Value, End of Period                                     $6.698     $6.719      $7.209
Number of Units Outstanding, End of Period                                 23,913     14,287       7,578
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.823    $11.789     $12.379
Accumulation Unit Value, End of Period                                    $11.789    $12.379     $13.879
Number of Units Outstanding, End of Period                                 14,185      8,697       5,167
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.331    $12.738     $12.921
Accumulation Unit Value, End of Period                                    $12.738    $12.921     $13.407
Number of Units Outstanding, End of Period                                 78,891     66,178      46,127
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.832    $10.784     $10.785
Accumulation Unit Value, End of Period                                    $10.784    $10.785     $11.041
Number of Units Outstanding, End of Period                                 42,187     30,808      21,857
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.092     $9.993     $10.084
Accumulation Unit Value, End of Period                                     $9.993    $10.084     $10.357
Number of Units Outstanding, End of Period                                 39,662     25,479      17,287
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.577     $8.226      $8.450
Accumulation Unit Value, End of Period                                     $8.226     $8.450      $9.586
Number of Units Outstanding, End of Period                                122,419     99,695      70,161
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.252    $10.025     $10.661
Accumulation Unit Value, End of Period                                    $10.025    $10.661     $12.037
Number of Units Outstanding, End of Period                                182,549    145,729      61,412
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.370     $7.545      $8.489
Accumulation Unit Value, End of Period                                     $7.545     $8.489     $10.028
Number of Units Outstanding, End of Period                                 49,683     43,122      26,562
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.114    $12.224     $16.063
Accumulation Unit Value, End of Period                                    $12.224    $16.063     $21.627
Number of Units Outstanding, End of Period                                  7,978      7,332       7,347
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.210     $6.571      $7.464
Accumulation Unit Value, End of Period                                     $6.571     $7.464      $7.628
Number of Units Outstanding, End of Period                                 37,045     24,528      21,248
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $7.958     $9.171     $10.000
Accumulation Unit Value, End of Period                                     $9.171    $10.000     $12.285
Number of Units Outstanding, End of Period                                  5,834      7,252      10,031
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.161    $12.129     $14.000
Accumulation Unit Value, End of Period                                    $12.129    $14.000     $15.018
Number of Units Outstanding, End of Period                                 18,936     16,914       9,167
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.173    $10.319     $11.378
Accumulation Unit Value, End of Period                                    $10.319    $11.378     $13.482
Number of Units Outstanding, End of Period                                 50,117     39,026      28,814
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $15.233    $20.397     $23.438
Accumulation Unit Value, End of Period                                    $20.397    $23.438     $31.765
Number of Units Outstanding, End of Period                                 15,512     12,929      10,906
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.110     $12.121
Accumulation Unit Value, End of Period                                    $11.110    $12.121     $12.485
Number of Units Outstanding, End of Period                                    411        409         411
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.338    $11.951     $12.245
Accumulation Unit Value, End of Period                                    $11.951    $12.245     $13.978
Number of Units Outstanding, End of Period                                 71,853     61,998      43,977
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.518     $4.747      $5.030
Accumulation Unit Value, End of Period                                     $4.747     $5.030      $5.079
Number of Units Outstanding, End of Period                                 63,359     57,840      44,530
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.855     $6.128      $6.548
Accumulation Unit Value, End of Period                                     $6.128     $6.548      $6.833
Number of Units Outstanding, End of Period                                 25,056     22,843      22,062
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000
Accumulation Unit Value, End of Period                                          -          -     $10.780
Number of Units Outstanding, End of Period                                      -          -       5,895
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.802     $11.413
Accumulation Unit Value, End of Period                                    $10.802    $11.413     $12.464
Number of Units Outstanding, End of Period                                      0          4         471
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.181     $6.949      $7.616
Accumulation Unit Value, End of Period                                     $6.949     $7.616      $7.384
Number of Units Outstanding, End of Period                                 16,717     10,669       5,694
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.675    $10.563     $10.847
Accumulation Unit Value, End of Period                                    $10.563    $10.847     $12.457
Number of Units Outstanding, End of Period                                 50,289     42,214      27,676
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.888     $6.263      $7.061
Accumulation Unit Value, End of Period                                     $6.263     $7.061      $6.887
Number of Units Outstanding, End of Period                                  9,211      5,939       7,309
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.677     $10.828
Accumulation Unit Value, End of Period                                    $10.677    $10.828     $11.626
Number of Units Outstanding, End of Period                                      0      2,474           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.220     $11.191
Accumulation Unit Value, End of Period                                    $11.220    $11.191     $12.991
Number of Units Outstanding, End of Period                                      0      3,301       8,186
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.314
Accumulation Unit Value, End of Period                                          -    $11.314     $12.993
Number of Units Outstanding, End of Period                                      -        789       4,583
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.932     $11.865
Accumulation Unit Value, End of Period                                    $10.932    $11.865     $13.789
Number of Units Outstanding, End of Period                                      0      4,867      10,351
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.499     $12.437
Accumulation Unit Value, End of Period                                    $11.499    $12.437     $14.828
Number of Units Outstanding, End of Period                                      0      6,840       4,288
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.202    $10.037     $10.369
Accumulation Unit Value, End of Period                                    $10.037    $10.369     $11.799
Number of Units Outstanding, End of Period                                  9,242      7,277       5,607
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                               $7.898     $9.009      $9.923
Accumulation Unit Value, End of Period                                     $9.009     $9.923     $12.442
Number of Units Outstanding, End of Period                                 16,766     14,612      21,948
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.700    $13.257     $13.930
Accumulation Unit Value, End of Period                                    $13.257    $13.930     $16.041
Number of Units Outstanding, End of Period                                  1,717      1,548         549
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.924     $6.108      $6.338
Accumulation Unit Value, End of Period                                     $6.108     $6.338      $6.560
Number of Units Outstanding, End of Period                                  4,767      5,483       1,787



*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning June 1* and Ending December 31                      2002       2003        2004        2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.823     $10.927     $12.099     $14.639
Accumulation Unit Value, End of Period                                     $8.823    $10.927     $12.099     $14.639     $15.510
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.532     $10.719     $11.421     $11.849
Accumulation Unit Value, End of Period                                     $8.532    $10.719     $11.421     $11.849     $12.932
Number of Units Outstanding, End of Period                                      0        541         520         499         479
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.737     $10.540     $11.508     $13.358
Accumulation Unit Value, End of Period                                     $8.737    $10.540     $11.508     $13.358     $13.672
Number of Units Outstanding, End of Period                                      0      1,488       1,430       1,372       1,317
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.304     $10.526     $11.657     $12.447
Accumulation Unit Value, End of Period                                     $8.304    $10.526     $11.657     $12.447     $15.922
Number of Units Outstanding, End of Period                                      0        549         548         547         546
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $8.584     $11.057     $12.224     $12.825
Accumulation Unit Value, End of Period                                     $8.584    $11.057     $12.224     $12.825     $14.937
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.611     $11.172     $12.614     $13.178
Accumulation Unit Value, End of Period                                     $8.611    $11.172     $12.614     $13.178     $15.786
Number of Units Outstanding, End of Period                                      0      1,219       1,178       1,141       1,100
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.625     $12.077     $13.032     $13.082
Accumulation Unit Value, End of Period                                     $9.625    $12.077     $13.032     $13.082     $14.046
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.379     $11.134     $12.137     $12.753
Accumulation Unit Value, End of Period                                     $9.379    $11.134     $12.137     $12.753     $14.309
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.415     $11.095     $11.470     $11.642
Accumulation Unit Value, End of Period                                    $10.415    $11.095     $11.470     $11.642     $12.089
Number of Units Outstanding, End of Period                                      0        403         424         456         513
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.142     $10.185     $10.148     $10.155
Accumulation Unit Value, End of Period                                    $10.142    $10.185     $10.148     $10.155     $10.404
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000     $9.972      $9.861      $9.771      $9.867
Accumulation Unit Value, End of Period                                     $9.972     $9.861      $9.771      $9.867     $10.141
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.065     $11.386     $12.370     $12.716
Accumulation Unit Value, End of Period                                     $9.065    $11.386     $12.370     $12.716     $14.436
Number of Units Outstanding, End of Period                                      0          0           0           0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.435     $11.701     $12.687     $13.501
Accumulation Unit Value, End of Period                                     $9.435    $11.701     $12.687     $13.501     $15.255
Number of Units Outstanding, End of Period                                      0      1,991       1,947       1,896       1,843
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000     $9.337     $10.763     $12.758     $14.366
Accumulation Unit Value, End of Period                                     $9.337    $10.763     $12.758     $14.366     $16.981
Number of Units Outstanding, End of Period                                      0        627         602         578         555
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.882     $13.059     $15.794     $20.769
Accumulation Unit Value, End of Period                                     $8.882    $13.059     $15.794     $20.769     $27.982
Number of Units Outstanding, End of Period                                      0        122         116          97          83
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.919     $10.946     $11.589     $13.174
Accumulation Unit Value, End of Period                                     $8.919    $10.946     $11.589     $13.174     $13.473
Number of Units Outstanding, End of Period                                      0        473         473         472         471
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $8.432     $10.554     $12.171     $13.280
Accumulation Unit Value, End of Period                                     $8.432    $10.554     $12.171     $13.280     $16.326
Number of Units Outstanding, End of Period                                      0          0           0           0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.683     $12.092     $14.445     $16.684
Accumulation Unit Value, End of Period                                     $8.683    $12.092     $14.445     $16.684     $17.910
Number of Units Outstanding, End of Period                                      0          0           0           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000     $8.855     $12.310     $13.857     $15.289
Accumulation Unit Value, End of Period                                     $8.855    $12.310     $13.857     $15.289     $18.129
Number of Units Outstanding, End of Period                                      0        251         256         242         238
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000     $8.930     $12.147     $16.276     $18.716
Accumulation Unit Value, End of Period                                     $8.930    $12.147     $16.276     $18.716     $25.383
Number of Units Outstanding, End of Period                                      0        125         109          99          84
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $11.116     $12.132
Accumulation Unit Value, End of Period                                          -          -     $11.116     $12.132     $12.505
Number of Units Outstanding, End of Period                                      -          -           0           0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.000     $9.119     $11.735     $13.575     $13.919
Accumulation Unit Value, End of Period                                     $9.119    $11.735     $13.575     $13.919     $15.901
Number of Units Outstanding, End of Period                                      0        402         386         395         395
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.379     $10.482     $11.022     $11.687
Accumulation Unit Value, End of Period                                     $8.379    $10.482     $11.022     $11.687     $11.809
Number of Units Outstanding, End of Period                                      0        238         238         237         237
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION (1)
Accumulation Unit Value, Beginning of Period                              $10.000     $9.021     $11.479     $12.023     $12.856
Accumulation Unit Value, End of Period                                     $9.021    $11.479     $12.023     $12.856     $13.425
Number of Units Outstanding, End of Period                                      0          0           0           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.972     $11.024     $11.454     $10.000
Accumulation Unit Value, End of Period                                     $8.972    $11.024     $11.454     $11.889     $10.785
Number of Units Outstanding, End of Period                                      0      1,048       1,023         997       1,213
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $10.807     $11.424
Accumulation Unit Value, End of Period                                          -          -     $10.807     $11.424     $12.484
Number of Units Outstanding, End of Period                                      -          -           0           0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.003     $11.913     $13.404     $14.700
Accumulation Unit Value, End of Period                                     $9.003    $11.913     $13.404     $14.700     $14.262
Number of Units Outstanding, End of Period                                      0          0           0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000     $9.059     $11.764     $12.853     $13.208
Accumulation Unit Value, End of Period                                     $9.059    $11.764     $12.853     $13.208     $15.179
Number of Units Outstanding, End of Period                                      0        713         686         658         631
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.939     $10.833     $11.530     $13.009
Accumulation Unit Value, End of Period                                     $8.939    $10.833     $11.530     $13.009     $12.698
Number of Units Outstanding, End of Period                                      0          0           0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $10.682     $10.840
Accumulation Unit Value, End of Period                                          -          -     $10.682     $10.840     $11.647
Number of Units Outstanding, End of Period                                      -          -           0           0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $11.226     $11.204
Accumulation Unit Value, End of Period                                          -          -     $11.226     $11.204     $13.014
Number of Units Outstanding, End of Period                                      -          -           0           0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -     $10.000     $11.319
Accumulation Unit Value, End of Period                                          -          -           -     $11.319     $13.008
Number of Units Outstanding, End of Period                                      -          -           -           0           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $10.938     $11.878
Accumulation Unit Value, End of Period                                          -          -     $10.938     $11.878     $13.814
Number of Units Outstanding, End of Period                                      -          -           0           0           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000     $11.504     $12.450
Accumulation Unit Value, End of Period                                          -          -     $11.504     $12.450     $14.854
Number of Units Outstanding, End of Period                                      -          -           0           0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000     $8.994     $11.255     $12.285     $12.700
Accumulation Unit Value, End of Period                                     $8.994    $11.255     $12.285     $12.700     $14.462
Number of Units Outstanding, End of Period                                      0      1,212       1,195       1,178       1,164
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.497     $10.729     $12.247     $13.499
Accumulation Unit Value, End of Period                                     $8.497    $10.729     $12.247     $13.499     $16.937
Number of Units Outstanding, End of Period                                      0          0           0           0           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.000     $8.034     $11.811     $14.645     $15.399
Accumulation Unit Value, End of Period                                     $8.034    $11.811     $14.645     $15.399     $17.744
Number of Units Outstanding, End of Period                                      0          0           0           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $8.981     $11.021     $11.371     $11.807
Accumulation Unit Value, End of Period                                     $8.981    $11.021     $11.371     $11.807     $12.230
Number of Units Outstanding, End of Period                                      0          0           0           0           0







*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.130      $7.135      $5.437
Accumulation Unit Value, End of Period                                    $10.130     $7.135      $5.437      $6.748
Number of Units Outstanding, End of Period                                      0     12,656      12,653      12,649
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.496      $9.796      $7.908
Accumulation Unit Value, End of Period                                    $10.496     $9.796      $7.908      $9.958
Number of Units Outstanding, End of Period                                      0     55,801      65,323      53,149
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.292      $5.657
Accumulation Unit Value, End of Period                                    $10.128     $7.292      $5.657      $6.840
Number of Units Outstanding, End of Period                                      0    109,861     109,820      93,305
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.422      $6.521
Accumulation Unit Value, End of Period                                    $10.401     $8.422      $6.521      $8.285
Number of Units Outstanding, End of Period                                      0     15,831      17,262      19,778
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $7.450      $5.808
Accumulation Unit Value, End of Period                                     $9.869     $7.450      $5.808      $7.499
Number of Units Outstanding, End of Period                                      0          0       4,767       4,766
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.525      $8.204
Accumulation Unit Value, End of Period                                    $10.320     $9.525      $8.204     $10.669
Number of Units Outstanding, End of Period                                      0      7,798       7,793      11,703
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.543      $6.224      $5.691
Accumulation Unit Value, End of Period                                     $9.543     $6.224      $5.691      $7.158
Number of Units Outstanding, End of Period                                      0      9,421       8,884       7,761
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.278     $10.352      $9.414
Accumulation Unit Value, End of Period                                    $10.278    $10.352      $9.414     $11.201
Number of Units Outstanding, End of Period                                      0      2,625         238         238
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.807     $11.228
Accumulation Unit Value, End of Period                                    $10.018    $10.807     $11.228     $11.989
Number of Units Outstanding, End of Period                                      0     34,608      24,930      24,246
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.515     $10.773
Accumulation Unit Value, End of Period                                    $10.010    $10.515     $10.773     $10.844
Number of Units Outstanding, End of Period                                      0      1,041         841       1,001
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.247     $10.225
Accumulation Unit Value, End of Period                                    $10.017    $10.247     $10.225     $10.135
Number of Units Outstanding, End of Period                                      0     22,571      29,440      19,771
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.979      $8.622      $6.581
Accumulation Unit Value, End of Period                                     $9.979     $8.622      $6.581      $8.284
Number of Units Outstanding, End of Period                                      0      7,168       8,291      12,326
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $8.907      $7.902
Accumulation Unit Value, End of Period                                    $10.072     $8.907      $7.902      $9.823
Number of Units Outstanding, End of Period                                      0     38,063      25,869      20,237
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.140      $7.413      $5.630
Accumulation Unit Value, End of Period                                    $10.140     $7.413      $5.630      $6.504
Number of Units Outstanding, End of Period                                      0     38,052      34,088      33,975
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.781      $7.877
Accumulation Unit Value, End of Period                                     $9.538     $8.781      $7.877     $11.608
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.215      $5.835
Accumulation Unit Value, End of Period                                     $9.829     $8.215      $5.835      $7.177
Number of Units Outstanding, End of Period                                      0     10,841      10,836      14,407
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.104      $6.638
Accumulation Unit Value, End of Period                                    $10.199     $8.104      $6.638      $8.328
Number of Units Outstanding, End of Period                                      0      1,531       1,557       1,483
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.316
Accumulation Unit Value, End of Period                                          -          -      $7.316     $10.212
Number of Units Outstanding, End of Period                                      -          -       1,281       2,965
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.841      $6.974
Accumulation Unit Value, End of Period                                    $10.320     $9.841      $6.974      $9.717
Number of Units Outstanding, End of Period                                      0      2,487       2,457       2,439
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $10.842     $10.519
Accumulation Unit Value, End of Period                                    $10.025    $10.842     $10.519     $14.340
Number of Units Outstanding, End of Period                                      0        195         332         331
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.055
Accumulation Unit Value, End of Period                                          -          -      $8.055     $10.390
Number of Units Outstanding, End of Period                                      -          -       6,585       6,583
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.839      $6.636      $4.411
Accumulation Unit Value, End of Period                                     $9.839     $6.636      $4.411      $5.531
Number of Units Outstanding, End of Period                                      0      9,781       9,938       9,901
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.896      $7.601      $5.567
Accumulation Unit Value, End of Period                                     $9.896     $7.601      $5.567      $7.099
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $8.745      $6.005
Accumulation Unit Value, End of Period                                    $10.159     $8.745      $6.005      $7.396
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.928      $7.642      $5.271
Accumulation Unit Value, End of Period                                     $9.928     $7.642      $5.271      $6.991
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.214      $7.818
Accumulation Unit Value, End of Period                                    $10.359    $10.214      $7.818     $10.175
Number of Units Outstanding, End of Period                                      0     15,086       5,823       8,822
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.808      $8.110      $5.431
Accumulation Unit Value, End of Period                                     $9.808     $8.110      $5.431      $6.597
Number of Units Outstanding, End of Period                                      0          0      15,221      19,513
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.226      $9.424      $7.517
Accumulation Unit Value, End of Period                                    $10.226     $9.424      $7.517      $9.428
Number of Units Outstanding, End of Period                                      0      2,533       2,440       2,353
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.063      $6.536
Accumulation Unit Value, End of Period                                    $10.316     $8.063      $6.536      $8.272
Number of Units Outstanding, End of Period                                      0      1,298       1,297       1,297
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.298
Accumulation Unit Value, End of Period                                          -          -      $7.298     $10.753
Number of Units Outstanding, End of Period                                      -          -       2,080       2,080
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.818      $7.561      $5.469
Accumulation Unit Value, End of Period                                     $9.818     $7.561      $5.469      $6.727
Number of Units Outstanding, End of Period                                      0      1,587       1,690       1,643


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.748     $7.489      $9.083
Accumulation Unit Value, End of Period                                     $7.489     $9.083      $9.645
Number of Units Outstanding, End of Period                                  5,903      7,843      12,018
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.958    $10.634     $11.058
Accumulation Unit Value, End of Period                                    $10.634    $11.058     $12.096
Number of Units Outstanding, End of Period                                 42,195     25,782      10,598
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.840     $7.486      $8.709
Accumulation Unit Value, End of Period                                     $7.486     $8.709      $8.934
Number of Units Outstanding, End of Period                                 64,110     35,753      14,913
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.285     $9.196      $9.842
Accumulation Unit Value, End of Period                                     $9.196     $9.842     $12.619
Number of Units Outstanding, End of Period                                 11,690     10,945       7,008
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.499     $8.309      $8.738
Accumulation Unit Value, End of Period                                     $8.309     $8.738     $10.200
Number of Units Outstanding, End of Period                                  4,765          0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.669    $12.074     $12.642
Accumulation Unit Value, End of Period                                    $12.074    $12.642     $15.180
Number of Units Outstanding, End of Period                                  3,941      4,222       2,054
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.158     $7.741      $7.789
Accumulation Unit Value, End of Period                                     $7.741     $7.789      $8.382
Number of Units Outstanding, End of Period                                    696      1,189         681
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.201    $12.237     $12.888
Accumulation Unit Value, End of Period                                    $12.237    $12.888     $14.493
Number of Units Outstanding, End of Period                                    237        237         237
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.989    $12.421     $12.638
Accumulation Unit Value, End of Period                                    $12.421    $12.638     $13.152
Number of Units Outstanding, End of Period                                 21,972     11,928      11,360
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.844    $10.829     $10.862
Accumulation Unit Value, End of Period                                    $10.829    $10.862     $11.153
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.135    $10.065     $10.187
Accumulation Unit Value, End of Period                                    $10.065    $10.187     $10.494
Number of Units Outstanding, End of Period                                 13,483     11,621      11,352
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.284     $9.021      $9.295
Accumulation Unit Value, End of Period                                     $9.021     $9.295     $10.576
Number of Units Outstanding, End of Period                                 12,307     12,290      11,965
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.823    $10.675     $11.386
Accumulation Unit Value, End of Period                                    $10.675    $11.386     $12.895
Number of Units Outstanding, End of Period                                 16,794      4,986       4,023
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.504     $7.728      $8.721
Accumulation Unit Value, End of Period                                     $7.728     $8.721     $10.332
Number of Units Outstanding, End of Period                                 17,973      8,199       6,810
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.608    $14.072     $18.547
Accumulation Unit Value, End of Period                                    $14.072    $18.547     $25.045
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.177     $7.616      $8.677
Accumulation Unit Value, End of Period                                     $7.616     $8.677      $8.895
Number of Units Outstanding, End of Period                                 10,827     10,823      10,820
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.328     $9.626     $10.527
Accumulation Unit Value, End of Period                                     $9.626    $10.527     $12.971
Number of Units Outstanding, End of Period                                      0      6,953       6,952
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.212    $12.227     $14.154
Accumulation Unit Value, End of Period                                    $12.227    $14.154     $15.230
Number of Units Outstanding, End of Period                                  2,964      1,682       1,682
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.717    $10.964     $12.124
Accumulation Unit Value, End of Period                                    $10.964    $12.124     $14.409
Number of Units Outstanding, End of Period                                  2,416      2,395       2,490
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.340    $19.259     $22.197
Accumulation Unit Value, End of Period                                    $19.259    $22.197     $30.172
Number of Units Outstanding, End of Period                                    331        330         330
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.133     $12.179
Accumulation Unit Value, End of Period                                    $11.133    $12.179     $12.583
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.390    $12.047     $12.380
Accumulation Unit Value, End of Period                                    $12.047    $12.380     $14.175
Number of Units Outstanding, End of Period                                  4,292      8,965       8,963
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.531     $5.829      $6.195
Accumulation Unit Value, End of Period                                     $5.829     $6.195      $6.274
Number of Units Outstanding, End of Period                                  7,304      3,221       3,220
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.099     $7.453      $7.988
Accumulation Unit Value, End of Period                                     $7.453     $7.988      $8.361
Number of Units Outstanding, End of Period                                      0          0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.802
Number of Units Outstanding, End of Period                                                             0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.824     $11.468
Accumulation Unit Value, End of Period                                    $10.824    $11.468     $12.562
Number of Units Outstanding, End of Period                                      0          0         197
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.991     $7.883      $8.666
Accumulation Unit Value, End of Period                                     $7.883     $8.666      $8.427
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.175    $11.143     $11.476
Accumulation Unit Value, End of Period                                    $11.143    $11.476     $13.220
Number of Units Outstanding, End of Period                                  6,961      6,825       2,849
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.597     $7.038      $7.958
Accumulation Unit Value, End of Period                                     $7.038     $7.958      $7.786
Number of Units Outstanding, End of Period                                  4,292      4,291           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.698     $10.882
Accumulation Unit Value, End of Period                                    $10.698    $10.882     $11.719
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.243     $11.248
Accumulation Unit Value, End of Period                                    $11.243    $11.248     $13.095
Number of Units Outstanding, End of Period                                      0          0         740
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.336
Accumulation Unit Value, End of Period                                          -    $11.336     $13.058
Number of Units Outstanding, End of Period                                      -          0         192
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.955     $11.924
Accumulation Unit Value, End of Period                                    $10.955    $11.924     $13.899
Number of Units Outstanding, End of Period                                      0          0       1,065
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.522     $12.498
Accumulation Unit Value, End of Period                                    $11.522    $12.498     $14.946
Number of Units Outstanding, End of Period                                      0        311         310
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.428    $10.315     $10.687
Accumulation Unit Value, End of Period                                    $10.315    $10.687     $12.198
Number of Units Outstanding, End of Period                                  1,973        273           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.272     $9.464     $10.455
Accumulation Unit Value, End of Period                                     $9.464    $10.455     $13.148
Number of Units Outstanding, End of Period                                  1,297      1,297       2,274
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.753    $13.364     $14.084
Accumulation Unit Value, End of Period                                    $13.364    $14.084     $16.266
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.727     $6.956      $7.240
Accumulation Unit Value, End of Period                                     $6.956     $7.240      $7.516
Number of Units Outstanding, End of Period                                    540        516           0


*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME
BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.130      $7.125      $5.423
Accumulation Unit Value, End of Period                                    $10.130     $7.125      $5.423      $6.722
Number of Units Outstanding, End of Period                                      0      6,584       5,568       5,625
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.783      $7.887
Accumulation Unit Value, End of Period                                    $10.495     $9.783      $7.887      $9.918
Number of Units Outstanding, End of Period                                  5,188    152,030     136,698     111,771
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.283      $5.642
Accumulation Unit Value, End of Period                                    $10.128     $7.283      $5.642      $6.813
Number of Units Outstanding, End of Period                                  4,354    170,453     269,947     102,699
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.410      $6.504
Accumulation Unit Value, End of Period                                    $10.401     $8.410      $6.504      $8.252
Number of Units Outstanding, End of Period                                      0     74,523      64,578      53,393
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $7.440      $5.793
Accumulation Unit Value, End of Period                                     $9.869     $7.440      $5.793      $7.469
Number of Units Outstanding, End of Period                                      0      6,087       4,292       4,290
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.512      $8.183
Accumulation Unit Value, End of Period                                    $10.319     $9.512      $8.183     $10.627
Number of Units Outstanding, End of Period                                  1,060     41,357      37,187      17,868
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $6.216      $5.676
Accumulation Unit Value, End of Period                                     $9.542     $6.216      $5.676      $7.129
Number of Units Outstanding, End of Period                                  2,053      7,045       9,732       8,393
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.338      $9.389
Accumulation Unit Value, End of Period                                    $10.277    $10.338      $9.389     $11.156
Number of Units Outstanding, End of Period                                  9,373      6,147       6,205      14,829
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.793     $11.198
Accumulation Unit Value, End of Period                                    $10.018    $10.793     $11.198     $11.941
Number of Units Outstanding, End of Period                                 14,084     36,716      30,753      13,698
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.007     $10.501     $10.745
Accumulation Unit Value, End of Period                                    $10.007    $10.501     $10.745     $10.801
Number of Units Outstanding, End of Period                                      0         92         18,      23,668
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.233     $10.198
Accumulation Unit Value, End of Period                                    $10.017    $10.233     $10.198     $10.095
Number of Units Outstanding, End of Period                                      0     15,344       8,807       9,148
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.979      $8.611      $6.563
Accumulation Unit Value, End of Period                                     $9.979     $8.611      $6.563      $8.252
Number of Units Outstanding, End of Period                                      0     30,583      27,663      22,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $8.895      $7.882
Accumulation Unit Value, End of Period                                    $10.072     $8.895      $7.882      $9.784
Number of Units Outstanding, End of Period                                 11,272     33,660      38,904      35,686
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.403      $5.615
Accumulation Unit Value, End of Period                                    $10.139     $7.403      $5.615      $6.479
Number of Units Outstanding, End of Period                                  6,965     39,374      33,686      33,095
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.770      $7.856
Accumulation Unit Value, End of Period                                     $9.538     $8.770      $7.856     $11.562
Number of Units Outstanding, End                                                0     10,484       7,309       3,758
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.204      $5.819
Accumulation Unit Value, End of Period                                     $9.829     $8.204      $5.819      $7.149
Number of Units Outstanding, End of Period                                  1,183     26,681      23,623      23,389
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.093      $6.620
Accumulation Unit Value, End of Period                                    $10.199     $8.093      $6.620      $8.295
Number of Units Outstanding, End of Period                                      0      4,053       5,540       5,205
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.310
Accumulation Unit Value, End of Period                                          -          -      $7.310     $10.190
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.834      $6.955
Accumulation Unit Value, End of Period                                    $10.320     $9.834      $6.955      $9.679
Number of Units Outstanding, End of Period                                      0      4,883      11,310      15,104
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $10.827     $10.491
Accumulation Unit Value, End of Period                                    $10.025    $10.827     $10.491     $14.284
Number of Units Outstanding, End of Period                                  5,505      3,542       5,026       2,575
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.048
Accumulation Unit Value, End of Period                                          -          -      $8.048     $10.367
Number of Units Outstanding, End of Period                                      -          -       4,570       8,888
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.627      $4.400
Accumulation Unit Value, End of Period                                     $9.838     $6.627      $4.400      $5.509
Number of Units Outstanding, End of Period                                    463     20,768      17,731      18,911
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.896      $7.464      $5.552
Accumulation Unit Value, End of Period                                     $9.896     $7.464      $5.552      $7.072
Number of Units Outstanding, End of Period                                      0      5,678       1,987       5,057
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $8.734      $5.989
Accumulation Unit Value, End of Period                                    $10.159     $8.734      $5.989      $7.367
Number of Units Outstanding, End of Period                                      0      6,178         763         763
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.928      $7.453      $5.257
Accumulation Unit Value, End of Period                                     $9.928     $7.453      $5.257      $6.963
Number of Units Outstanding, End of Period                                      0      1,080           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.201      $7.797
Accumulation Unit Value, End of Period                                    $10.359    $10.201      $7.797     $10.135
Number of Units Outstanding, End of Period                                      0     23,723      15,277      35,028
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.808      $7.965      $5.417
Accumulation Unit Value, End of Period                                     $9.808     $7.965      $5.417      $6.571
Number of Units Outstanding, End of Period                                      0      2,592       1,096       1,096
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.226      $9.411      $7.497
Accumulation Unit Value, End of Period                                    $10.226     $9.411      $7.497      $9.391
Number of Units Outstanding, End of Period                                      0        920           0       4,769
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.052      $6.519
Accumulation Unit Value, End of Period                                    $10.316     $8.052      $6.519      $8.239
Number of Units Outstanding, End of Period                                      0      2,054         320         320
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.292
Accumulation Unit Value, End of Period                                          -          -      $7.292     $10.730
Number of Units Outstanding, End of Period                                      -          -         275         275
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.818      $7.551      $5.455
Accumulation Unit Value, End of Period                                     $9.818     $7.551      $5.455      $6.700
Number of Units Outstanding, End of Period                                      0      1,684         724      13,649

For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.722     $7.450      $9.024
Accumulation Unit Value, End of Period                                     $7.450     $9.024      $9.570
Number of Units Outstanding, End of Period                                  3,083      2,915       2,887
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.918    $10.578     $10.986
Accumulation Unit Value, End of Period                                    $10.578    $10.986     $12.002
Number of Units Outstanding, End of Period                                108,879     72,994      48,364
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.813     $7.446      $8.652
Accumulation Unit Value, End of Period                                     $7.446     $8.652      $8.864
Number of Units Outstanding, End of Period                                 88,503     44,698      29,004
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.252     $9.148      $9.778
Accumulation Unit Value, End of Period                                     $9.148     $9.778     $12.521
Number of Units Outstanding, End of Period                                 52,538     24,352      21,247
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.469     $8.266      $8.681
Accumulation Unit Value, End of Period                                     $8.266     $8.681     $10.120
Number of Units Outstanding, End of Period                                  4,288      4,287       4,285
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.627    $12.011     $12.560
Accumulation Unit Value, End of Period                                    $12.011    $12.560     $15.061
Number of Units Outstanding, End of Period                                 18,470     17,125      16,769
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.129     $7.701      $7.738
Accumulation Unit Value, End of Period                                     $7.701     $7.738      $8.316
Number of Units Outstanding, End of Period                                  4,611      4,703       3,692
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.156    $12.173     $12.804
Accumulation Unit Value, End of Period                                    $12.173    $12.804     $14.380
Number of Units Outstanding, End of Period                                 17,568     14,896      14,844
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.941    $12.356     $12.555
Accumulation Unit Value, End of Period                                    $12.356    $12.555     $13.050
Number of Units Outstanding, End of Period                                 13,464     13,212       8,538
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.801    $10.772     $10.791
Accumulation Unit Value, End of Period                                    $10.772    $10.791     $11.066
Number of Units Outstanding, End of Period                                 23,264     22,775      16,494
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.095    $10.013     $10.121
Accumulation Unit Value, End of Period                                    $10.013    $10.121     $10.412
Number of Units Outstanding, End of Period                                  8,613      8,466       5,357
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.252     $8.974      $9.234
Accumulation Unit Value, End of Period                                     $8.974     $9.234     $10.493
Number of Units Outstanding, End of Period                                 16,280     13,600      11,359
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.784    $10.620     $11.312
Accumulation Unit Value, End of Period                                    $10.620    $11.312     $12.794
Number of Units Outstanding, End of Period                                 34,358     31,135      26,903
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.479     $7.687      $8.664
Accumulation Unit Value, End of Period                                     $7.687     $8.664     $10.252
Number of Units Outstanding, End of Period                                 30,664     24,526      17,246
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.562    $13.998     $18.426
Accumulation Unit Value, End of Period                                    $13.998    $18.426     $24.850
Number of Units Outstanding, End                                            8,221      7,656       7,720
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.149     $7.576      $8.620
Accumulation Unit Value, End of Period                                     $7.576     $8.620      $8.825
Number of Units Outstanding, End of Period                                 18,921     16,845      15,025
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.295     $9.575     $10.458
Accumulation Unit Value, End of Period                                     $9.575    $10.458     $12.870
Number of Units Outstanding, End of Period                                  5,870      5,522       1,302
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.190    $12.184     $14.087
Accumulation Unit Value, End of Period                                    $12.184    $14.087     $15.138
Number of Units Outstanding, End of Period                                  1,978        872         621
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.679    $10.906     $12.045
Accumulation Unit Value, End of Period                                    $10.906    $12.045     $14.297
Number of Units Outstanding, End of Period                                 20,531     20,354      17,404
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.284    $19.158     $22.052
Accumulation Unit Value, End of Period                                    $19.158    $22.052     $29.937
Number of Units Outstanding, End of Period                                  2,484      2,212       1,697
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.123     $12.153
Accumulation Unit Value, End of Period                                    $11.123    $12.153     $12.539
Number of Units Outstanding, End of Period                                      0        366         350
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.367    $12.005     $12.322
Accumulation Unit Value, End of Period                                    $12.005    $12.322     $14.090
Number of Units Outstanding, End of Period                                 21,797     17,192      15,363
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.509     $5.799      $6.155
Accumulation Unit Value, End of Period                                     $5.799     $6.155      $6.225
Number of Units Outstanding, End of Period                                  8,543     10,492      10,131
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.072     $7.414      $7.936
Accumulation Unit Value, End of Period                                     $7.414     $7.936      $8.295
Number of Units Outstanding, End of Period                                  4,603      4,144       3,024
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.793
Number of Units Outstanding, End of Period                                                           636
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.814     $11.443
Accumulation Unit Value, End of Period                                    $10.814    $11.443     $12.518
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.963     $7.842      $8.609
Accumulation Unit Value, End of Period                                     $7.842     $8.609      $8.361
Number of Units Outstanding, End of Period                                  9,707      1,676       1,377
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.135    $11.085     $11.402
Accumulation Unit Value, End of Period                                    $11.085    $11.402     $13.116
Number of Units Outstanding, End of Period                                 41,146     23,572      16,545
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.571     $7.001      $7.907
Accumulation Unit Value, End of Period                                     $7.001     $7.907      $7.725
Number of Units Outstanding, End of Period                                  1,095      1,094       1,094
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.689     $10.858
Accumulation Unit Value, End of Period                                    $10.689    $10.858     $11.678
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.233     $11.223
Accumulation Unit Value, End of Period                                    $11.233    $11.223     $13.049
Number of Units Outstanding, End of Period                                  2,579      4,497         989
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.327
Accumulation Unit Value, End of Period                                          -    $11.327     $13.030
Number of Units Outstanding, End of Period                                      -          0           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.945     $11.898
Accumulation Unit Value, End of Period                                    $10.945    $11.898     $13.851
Number of Units Outstanding, End of Period                                      0      2,038           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.512     $12.471
Accumulation Unit Value, End of Period                                    $11.512    $12.471     $14.894
Number of Units Outstanding, End of Period                                      0      1,413         600
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.391    $10.261     $10.618
Accumulation Unit Value, End of Period                                    $10.261    $10.618     $12.103
Number of Units Outstanding, End of Period                                  4,613      4,758       4,471
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.239     $9.414     $10.387
Accumulation Unit Value, End of Period                                     $9.414    $10.387     $13.046
Number of Units Outstanding, End of Period                                    319          0         286
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.730    $13.317     $14.017
Accumulation Unit Value, End of Period                                    $13.317    $14.017     $16.168
Number of Units Outstanding, End of Period                                    275          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.700     $6.920      $7.192
Accumulation Unit Value, End of Period                                     $6.920     $7.192      $7.457
Number of Units Outstanding, End of Period                                 17,816      5,256         722




*Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced
Death Benefit, the Performance Income Benefit, or the Performance Death Benefit
Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit
Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.















ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH
BENEFIT COMBINATION OPTION




For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $7.117      $5.410
Accumulation Unit Value, End of Period                                    $10.129     $7.117      $5.410      $6.699
Number of Units Outstanding, End of Period                                      0     25,339      27,103      28,266
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.496      $9.772      $7.869
Accumulation Unit Value, End of Period                                    $10.496     $9.772      $7.869      $9.885
Number of Units Outstanding, End of Period                                      0     82,875      92,065     126,141
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.274      $5.629
Accumulation Unit Value, End of Period                                    $10.128     $7.274      $5.629      $6.790
Number of Units Outstanding, End of Period                                      0    139,672     149,747     114,285
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.401      $6.489
Accumulation Unit Value, End of Period                                    $10.401     $8.401      $6.489      $8.225
Number of Units Outstanding, End of Period                                      0     40,707      53,867      27,866
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $7.431      $5.780
Accumulation Unit Value, End of Period                                     $9.869     $7.431      $5.780      $7.444
Number of Units Outstanding, End of Period                                      0     18,778       4,312       4,190
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.501      $8.164
Accumulation Unit Value, End of Period                                    $10.319     $9.501      $8.164     $10.592
Number of Units Outstanding, End of Period                                      0     23,606      34,121      51,184
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $6.209      $5.663
Accumulation Unit Value, End of Period                                     $9.542     $6.209      $5.663      $7.106
Number of Units Outstanding, End of Period                                      0      2,570       5,380       6,300
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.326      $9.368
Accumulation Unit Value, End of Period                                    $10.277    $10.326      $9.368     $11.119
Number of Units Outstanding, End of Period                                      0         11      30,977      21,311
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.780     $11.173
Accumulation Unit Value, End of Period                                    $10.018    $10.780     $11.173     $11.902
Number of Units Outstanding, End of Period                                      0     46,655      20,623      17,910
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.489     $10.721
Accumulation Unit Value, End of Period                                    $10.010    $10.489     $10.721     $10.765
Number of Units Outstanding, End of Period                                      0      4,863      16,691       4,921
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.222     $10.175
Accumulation Unit Value, End of Period                                    $10.017    $10.222     $10.175     $10.061
Number of Units Outstanding, End of Period                                      0     42,162      23,643      18,215
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.601      $6.549
Accumulation Unit Value, End of Period                                     $9.978     $8.601      $6.549      $8.224
Number of Units Outstanding, End of Period                                      0     42,471      27,039      16,303
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $8.885      $7.864
Accumulation Unit Value, End of Period                                    $10.072     $8.885      $7.864      $9.752
Number of Units Outstanding, End of Period                                      0     67,992      60,627      47,003
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.394      $5.602
Accumulation Unit Value, End of Period                                    $10.139     $7.394      $5.602      $6.457
Number of Units Outstanding, End of Period                                      0     33,478      26,391      47,205
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.760      $7.838
Accumulation Unit Value, End of Period                                     $9.538     $8.760      $7.838     $11.524
Number of Units Outstanding, End of Period                                      0      6,110       5,442       5,563
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.194      $5.806
Accumulation Unit Value, End of Period                                     $9.829     $8.194      $5.806      $7.125
Number of Units Outstanding, End of Period                                      0     27,025       9,582       8,958
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.084      $6.606
Accumulation Unit Value, End of Period                                    $10.199     $8.084      $6.606      $8.267
Number of Units Outstanding, End of Period                                      0      3,255       3,203       1,719
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.304
Accumulation Unit Value, End of Period                                          -          -      $7.304     $10.171
Number of Units Outstanding, End of Period                                      -          -         160       1,909
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.816      $6.940
Accumulation Unit Value, End of Period                                    $10.320     $9.816      $6.940      $9.646
Number of Units Outstanding, End of Period                                      0      5,227       7,785      12,229
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $10.815     $10.467
Accumulation Unit Value, End of Period                                    $10.025    $10.815     $10.467     $14.236
Number of Units Outstanding, End of Period                                      0      2,973       7,607      16,619
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.043
Accumulation Unit Value, End of Period                                          -          -      $8.043     $10.348
Number of Units Outstanding, End of Period                                      -          -       6,510      19,932
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.619      $4.390
Accumulation Unit Value, End of Period                                     $9.838     $6.619      $4.390      $5.491
Number of Units Outstanding, End of Period                                      0     29,475      41,330      15,371
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $7.456      $5.540
Accumulation Unit Value, End of Period                                     $9.895     $7.456      $5.540      $7.048
Number of Units Outstanding, End of Period                                      0      2,415       3,758       5,875
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $8.724      $5.976
Accumulation Unit Value, End of Period                                    $10.159     $8.724      $5.976      $7.342
Number of Units Outstanding, End of Period                                      0     13,177       8,868       7,625
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $7.444      $5.245
Accumulation Unit Value, End of Period                                     $9.927     $7.444      $5.245      $6.940
Number of Units Outstanding, End of Period                                      0      3,249       2,288       4,861
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.189      $7.780
Accumulation Unit Value, End of Period                                    $10.359    $10.189      $7.780     $10.101
Number of Units Outstanding, End of Period                                      0     24,208      35,560      40,357
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.808      $7.956      $5.405
Accumulation Unit Value, End of Period                                     $9.808     $7.956      $5.405      $6.549
Number of Units Outstanding, End of Period                                      0      4,364         294      19,631
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.230      $9.400      $7.480
Accumulation Unit Value, End of Period                                    $10.225     $9.400      $7.480      $9.360
Number of Units Outstanding, End of Period                                      0      1,125       4,191       2,965
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.043      $6.504
Accumulation Unit Value, End of Period                                    $10.316     $8.043      $6.504      $8.212
Number of Units Outstanding, End of Period                                      0      3,661       2,746       2,389
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.286
Accumulation Unit Value, End of Period                                          -          -      $7.286     $10.710
Number of Units Outstanding, End of Period                                      -          -       3,261       2,542
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.820      $7.540      $5.443
Accumulation Unit Value, End of Period                                     $9.817     $7.542      $5.443      $6.678
Number of Units Outstanding, End of Period                                      0      3,758       4,247      15,540

For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.699     $7.417      $8.974
Accumulation Unit Value, End of Period                                     $7.417     $8.974      $9.507
Number of Units Outstanding, End of Period                                 26,075     25,801      25,208
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.885    $10.532     $10.925
Accumulation Unit Value, End of Period                                    $10.532    $10.925     $11.923
Number of Units Outstanding, End of Period                                 97,863     81,167      73,240
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.790     $7.413      $8.604
Accumulation Unit Value, End of Period                                     $7.413     $8.604      $8.806
Number of Units Outstanding, End of Period                                 86,778     61,508      44,228
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.225     $9.108      $9.724
Accumulation Unit Value, End of Period                                     $9.108     $9.724     $12.438
Number of Units Outstanding, End of Period                                 19,440     16,477      15,678
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.444     $8.229      $8.633
Accumulation Unit Value, End of Period                                     $8.229     $8.633     $10.053
Number of Units Outstanding, End of Period                                  3,085        747         737
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.592    $11.957     $12.491
Accumulation Unit Value, End of Period                                    $11.957    $12.491     $14.962
Number of Units Outstanding, End of Period                                 48,062     39,468      38,836
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.106     $7.666      $7.695
Accumulation Unit Value, End of Period                                     $7.666     $7.695      $8.261
Number of Units Outstanding, End of Period                                  4,535      5,392       3,671
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.119    $12.119     $12.733
Accumulation Unit Value, End of Period                                    $12.119    $12.733     $14.285
Number of Units Outstanding, End of Period                                 18,924     10,961      10,201
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.902    $12.302     $12.486
Accumulation Unit Value, End of Period                                    $12.302    $12.486     $12.963
Number of Units Outstanding, End of Period                                 16,913      8,392       6,825
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.765    $10.725     $10.732
Accumulation Unit Value, End of Period                                    $10.725    $10.732     $10.993
Number of Units Outstanding, End of Period                                  1,129      1,218       1,193
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.061     $9.968     $10.065
Accumulation Unit Value, End of Period                                     $9.968    $10.065     $10.343
Number of Units Outstanding, End of Period                                  7,858     11,203      11,387
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.224     $8.934      $9.183
Accumulation Unit Value, End of Period                                     $8.934     $9.183     $10.424
Number of Units Outstanding, End of Period                                 12,033     10,921       3,029
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.752    $10.572     $11.250
Accumulation Unit Value, End of Period                                    $10.572    $11.250     $12.710
Number of Units Outstanding, End of Period                                 37,597     25,324      11,762
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.457     $7.653      $8.617
Accumulation Unit Value, End of Period                                     $7.653     $8.617     $10.184
Number of Units Outstanding, End of Period                                 37,897     36,090      31,227
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.524    $13.936     $18.324
Accumulation Unit Value, End of Period                                    $13.936    $18.324     $24.685
Number of Units Outstanding, End of Period                                  4,008      4,745       8,155
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.125     $7.542      $8.573
Accumulation Unit Value, End of Period                                     $7.542     $8.573      $8.767
Number of Units Outstanding, End of Period                                  6,500      7,861       9,235
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.267     $9.533     $10.401
Accumulation Unit Value, End of Period                                     $9.533    $10.401     $12.785
Number of Units Outstanding, End of Period                                  2,270      2,243       3,266
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.171    $12.149     $14.030
Accumulation Unit Value, End of Period                                    $12.149    $14.030     $15.060
Number of Units Outstanding, End of Period                                  7,342     14,689       3,722
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.646    $10.858     $11.979
Accumulation Unit Value, End of Period                                    $10.858    $11.979     $14.202
Number of Units Outstanding, End of Period                                 12,204     18,421      17,977
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.236    $19.073     $21.931
Accumulation Unit Value, End of Period                                    $19.073    $21.931     $29.739
Number of Units Outstanding, End of Period                                 12,940     14,111      12,811
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.115     $12.130
Accumulation Unit Value, End of Period                                    $11.115    $12.130     $12.502
Number of Units Outstanding, End of Period                                      0          0         194
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.348    $11.970     $12.272
Accumulation Unit Value, End of Period                                    $11.970    $12.272     $14.018
Number of Units Outstanding, End of Period                                 19,541     26,871      27,948
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.491     $5.773      $6.121
Accumulation Unit Value, End of Period                                     $5.773     $6.121      $6.184
Number of Units Outstanding, End of Period                                 12,790     12,098      11,668
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.048     $7.382      $7.892
Accumulation Unit Value, End of Period                                     $7.382     $7.892      $8.240
Number of Units Outstanding, End of Period                                  2,400      4,735       6,468
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.785
Number of Units Outstanding, End of Period                                                         4,202
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.806     $11.422
Accumulation Unit Value, End of Period                                    $10.806    $11.422     $12.481
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.940     $7.807      $8.562
Accumulation Unit Value, End of Period                                     $7.807     $8.562      $8.306
Number of Units Outstanding, End of Period                                  2,297      2,143         268
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.101    $11.036     $11.339
Accumulation Unit Value, End of Period                                    $11.036    $11.339     $13.030
Number of Units Outstanding, End of Period                                 16,427     10,124       8,856
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.549     $6.970      $7.863
Accumulation Unit Value, End of Period                                     $6.970     $7.863      $7.674
Number of Units Outstanding, End of Period                                    310        300       2,596
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.681     $10.838
Accumulation Unit Value, End of Period                                    $10.681    $10.838     $11.644
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.225     $11.203
Accumulation Unit Value, End of Period                                    $11.225    $11.203     $13.012
Number of Units Outstanding, End of Period                                    506      2,906      15,516
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.318
Accumulation Unit Value, End of Period                                          -    $11.318     $13.006
Number of Units Outstanding, End of Period                                      -          0      15,142
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.937     $11.877
Accumulation Unit Value, End of Period                                    $10.937    $11.877     $13.812
Number of Units Outstanding, End of Period                                    144        940         939
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.504     $12.449
Accumulation Unit Value, End of Period                                    $11.504    $12.449     $14.851
Number of Units Outstanding, End of Period                                    141      3,600       4,436
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.360    $10.215     $10.559
Accumulation Unit Value, End of Period                                    $10.215    $10.559     $12.023
Number of Units Outstanding, End of Period                                  2,684      2,427       2,957
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.212     $9.372     $10.330
Accumulation Unit Value, End of Period                                     $9.372    $10.330     $12.960
Number of Units Outstanding, End of Period                                  1,402      1,569       1,540
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.710    $13.278     $13.961
Accumulation Unit Value, End of Period                                    $13.278    $13.961     $16.085
Number of Units Outstanding, End of Period                                    276        276           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.678     $6.889      $7.153
Accumulation Unit Value, End of Period                                     $6.889     $7.153      $7.408
Number of Units Outstanding, End of Period                                  2,945      2,948       1,645




*Contracts with the Enhanced Earnings Death Benefit Option and the Performance
Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.












ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $7.250      $5.404
Accumulation Unit Value, End of Period                                    $10.129     $7.250      $5.404      $6.687
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.765      $7.859
Accumulation Unit Value, End of Period                                    $10.495     $9.765      $7.859      $9.867
Number of Units Outstanding, End of Period                                      0      3,793       5,739       6,873
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.270      $5.622
Accumulation Unit Value, End of Period                                    $10.128     $7.270      $5.622      $6.778
Number of Units Outstanding, End of Period                                      0      5,498       9,016       9,013
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.400      $8.396      $6.481
Accumulation Unit Value, End of Period                                    $10.400     $8.396      $6.481      $8.210
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.868      $8.018      $5.773
Accumulation Unit Value, End of Period                                     $9.868     $8.018      $5.773      $7.431
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.495      $8.155
Accumulation Unit Value, End of Period                                    $10.319     $9.495      $8.155     $10.573
Number of Units Outstanding, End of Period                                      0      3,784       6,045       6,044
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.541      $6.205      $5.656
Accumulation Unit Value, End of Period                                     $9.541     $6.205      $5.656      $7.093
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.498      $9.356
Accumulation Unit Value, End of Period                                    $10.277    $10.498      $9.356     $11.099
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.774     $11.159
Accumulation Unit Value, End of Period                                    $10.017    $10.774     $11.159     $11.880
Number of Units Outstanding, End of Period                                      0        506         504         503
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.313     $10.708
Accumulation Unit Value, End of Period                                    $10.010    $10.313     $10.708     $10.746
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.016     $10.215     $10.162
Accumulation Unit Value, End of Period                                    $10.016    $10.215     $10.162     $10.043
Number of Units Outstanding, End of Period                                      0     14,901           0           0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978     $10.313      $6.541
Accumulation Unit Value, End of Period                                     $9.978    $10.313      $6.541      $8.209
Number of Units Outstanding, End of Period                                      0          0       6,883       9,787
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.071      $8.879      $7.854
Accumulation Unit Value, End of Period                                    $10.071     $8.879      $7.854      $9.734
Number of Units Outstanding, End of Period                                      0      4,132       6,639       6,638
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.390      $5.595
Accumulation Unit Value, End of Period                                    $10.139     $7.390      $5.595      $6.445
Number of Units Outstanding, End of Period                                      0          0           0           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.537      $8.307      $7.829
Accumulation Unit Value, End of Period                                     $9.537     $8.307      $7.829     $11.503
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.828      $8.231      $5.799
Accumulation Unit Value, End of Period                                     $9.828     $8.231      $5.799      $7.112
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.198      $8.702      $6.597
Accumulation Unit Value, End of Period                                    $10.198     $8.702      $6.597      $8.252
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.301
Accumulation Unit Value, End of Period                                          -          -      $7.301     $10.161
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.935      $6.931
Accumulation Unit Value, End of Period                                    $10.319     $9.935      $6.931      $9.629
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $11.164     $10.454
Accumulation Unit Value, End of Period                                    $10.025    $11.164     $10.454     $14.210
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.039
Accumulation Unit Value, End of Period                                          -          -      $8.039     $10.338
Number of Units Outstanding, End of Period                                      -          -           0       1,579
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.976      $4.384
Accumulation Unit Value, End of Period                                     $9.838     $6.976      $4.384      $5.481
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $7.586      $5.533
Accumulation Unit Value, End of Period                                     $9.895     $7.586      $5.533      $7.035
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.158      $8.967      $5.968
Accumulation Unit Value, End of Period                                    $10.158     $8.967      $5.968      $7.329
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $7.626      $5.239
Accumulation Unit Value, End of Period                                     $9.927     $7.626      $5.239      $6.927
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.358     $10.183      $7.770
Accumulation Unit Value, End of Period                                    $10.358    $10.183      $7.770     $10.083
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.807      $8.093      $5.398
Accumulation Unit Value, End of Period                                     $9.807     $8.093      $5.398      $6.537
Number of Units Outstanding, End of Period                                      0          0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.840      $7.471
Accumulation Unit Value, End of Period                                    $10.225     $9.840      $7.471      $9.343
Number of Units Outstanding, End of Period                                      0          0           0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.160      $8.510      $6.496
Accumulation Unit Value, End of Period                                    $10.160     $8.510      $6.496      $8.197
Number of Units Outstanding, End of Period                                      0          0           0       2,272
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.283
Accumulation Unit Value, End of Period                                          -          -      $7.283     $10.700
Number of Units Outstanding, End of Period                                      -          -           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.972      $5.436
Accumulation Unit Value, End of Period                                     $9.817     $7.972      $5.436      $6.666
Number of Units Outstanding, End of Period                                      0          0           0           0




For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.687     $7.399      $8.947
Accumulation Unit Value, End of Period                                     $7.399     $8.947      $9.472
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.867    $10.506     $10.892
Accumulation Unit Value, End of Period                                    $10.506    $10.892     $11.880
Number of Units Outstanding, End of Period                                  1,133          0           0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.778     $7.395      $8.578
Accumulation Unit Value, End of Period                                     $7.395     $8.578      $8.774
Number of Units Outstanding, End of Period                                    788        786           0
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.210     $9.086      $9.695
Accumulation Unit Value, End of Period                                     $9.086     $9.695     $12.393
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.431     $8.209      $8.607
Accumulation Unit Value, End of Period                                     $8.209     $8.607     $10.017
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.573    $11.929     $12.453
Accumulation Unit Value, End of Period                                    $11.929    $12.453     $14.908
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.093     $7.648      $7.672
Accumulation Unit Value, End of Period                                     $7.648     $7.672      $8.232
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.099    $12.090     $12.695
Accumulation Unit Value, End of Period                                    $12.090    $12.695     $14.234
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.880    $12.272     $12.448
Accumulation Unit Value, End of Period                                    $12.272    $12.448     $12.917
Number of Units Outstanding, End of Period                                    502        500           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.746    $10.699     $10.699
Accumulation Unit Value, End of Period                                    $10.699    $10.699     $10.953
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.043     $9.944     $10.035
Accumulation Unit Value, End of Period                                     $9.944    $10.035     $10.306
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.209     $8.912      $9.155
Accumulation Unit Value, End of Period                                     $8.912     $9.155     $10.386
Number of Units Outstanding, End of Period                                  2,903          0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.734    $10.547     $11.216
Accumulation Unit Value, End of Period                                    $10.547    $11.216     $12.664
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.445     $7.635      $8.591
Accumulation Unit Value, End of Period                                     $7.635     $8.591     $10.147
Number of Units Outstanding, End of Period                                      0          0           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.503    $13.902     $18.269
Accumulation Unit Value, End of Period                                    $13.902    $18.269     $24.596
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.112     $7.524      $8.547
Accumulation Unit Value, End of Period                                     $7.524     $8.547      $8.735
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.252     $9.510     $10.369
Accumulation Unit Value, End of Period                                     $9.510    $10.369     $12.738
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.161    $12.129     $14.000
Accumulation Unit Value, End of Period                                    $12.129    $14.000     $15.018
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.629    $10.832     $11.943
Accumulation Unit Value, End of Period                                    $10.832    $11.943     $14.151
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.210    $19.027     $21.865
Accumulation Unit Value, End of Period                                    $19.027    $21.865     $29.632
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.110     $12.118
Accumulation Unit Value, End of Period                                    $11.110    $12.118     $12.482
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.338    $11.951     $12.245
Accumulation Unit Value, End of Period                                    $11.951    $12.245     $13.978
Number of Units Outstanding, End of Period                                  1,578          0           0
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.481     $5.759      $6.102
Accumulation Unit Value, End of Period                                     $5.759     $6.102      $6.162
Number of Units Outstanding, End of Period                                      0          0           0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.035     $7.364      $7.868
Accumulation Unit Value, End of Period                                     $7.364     $7.868      $8.211
Number of Units Outstanding, End of Period                                      0          0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.780
Number of Units Outstanding, End of Period                                                             0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.802     $11.410
Accumulation Unit Value, End of Period                                    $10.802    $11.410     $12.461
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.927     $7.788      $8.536
Accumulation Unit Value, End of Period                                     $7.788     $8.536      $8.276
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.083    $11.009     $11.304
Accumulation Unit Value, End of Period                                    $11.009    $11.304     $12.983
Number of Units Outstanding, End of Period                                                 0           0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.537     $6.953      $7.839
Accumulation Unit Value, End of Period                                     $6.953     $7.839      $7.647
Number of Units Outstanding, End of Period                                      0          0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.677     $10.827
Accumulation Unit Value, End of Period                                    $10.677    $10.827     $11.625
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.220     $11.191
Accumulation Unit Value, End of Period                                    $11.220    $11.191     $12.990
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.298
Accumulation Unit Value, End of Period                                          -    $11.298     $12.950
Number of Units Outstanding, End of Period                                      -      2,383       2,715
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.932     $11.864
Accumulation Unit Value, End of Period                                    $10.932    $11.864     $13.788
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.499     $12.435
Accumulation Unit Value, End of Period                                    $11.499    $12.435     $14.826
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.343    $10.190     $10.527
Accumulation Unit Value, End of Period                                    $10.190    $10.527     $11.979
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.197     $9.350     $10.298
Accumulation Unit Value, End of Period                                     $9.350    $10.298     $12.913
Number of Units Outstanding, End of Period                                  2,271          0           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.700    $13.257     $13.930
Accumulation Unit Value, End of Period                                    $13.257    $13.930     $16.041
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.666     $6.873      $7.131
Accumulation Unit Value, End of Period                                     $6.873     $7.131      $7.381
Number of Units Outstanding, End of Period                                      0          0           0



*Contracts with the Enhanced Earnings Death Benefit Option and the Income
Benefit Combination Option 2 were first offered under the Contracts on December
6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE LONGEVITY
REWARD RIDER



For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.695      $6.847      $5.232
Accumulation Unit Value, End of Period                                     $9.695     $6.847      $5.232      $6.511
Number of Units Outstanding, End of Period                                 72,420     69,330      78,923      57,670
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.702     $10.016      $8.107
Accumulation Unit Value, End of Period                                    $10.702    $10.016      $8.107     $10.236
Number of Units Outstanding, End of Period                                996,619  1,735,966   2,069,193   1,985,789
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.543      $6.890      $5.359
Accumulation Unit Value, End of Period                                     $9.543     $6.890      $5.359      $6.497
Number of Units Outstanding, End of Period                              1,289,081  1,905,766   2,177,746   2,098,413
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.208      $7.476      $5.805
Accumulation Unit Value, End of Period                                     $9.208     $7.476      $5.805      $7.394
Number of Units Outstanding, End of Period                                434,294    649,898     776,990     738,423
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $8.434      $6.383      $4.990
Accumulation Unit Value, End of Period                                     $8.434     $6.383      $4.990      $6.460
Number of Units Outstanding, End of Period                                 36,893     26,764      40,415      41,645
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.951      $9.209      $7.954
Accumulation Unit Value, End of Period                                     $9.951     $9.209      $7.954     $10.372
Number of Units Outstanding, End of Period                                220,380    383,696     500,284     543,582
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $6.956      $4.550      $4.171
Accumulation Unit Value, End of Period                                     $6.956     $4.550      $4.171      $5.260
Number of Units Outstanding, End of Period                                 94,315     39,386     171,317     262,468
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.050     $10.150      $9.255
Accumulation Unit Value, End of Period                                    $10.050    $10.150      $9.255     $11.041
Number of Units Outstanding, End of Period                                  9,550     56,983      58,092      91,299
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.774     $11.653     $12.140
Accumulation Unit Value, End of Period                                    $10.774    $11.653     $12.140     $12.997
Number of Units Outstanding, End of Period                                374,073    908,741   1,239,228   1,200,593
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.008     $10.880     $11.178
Accumulation Unit Value, End of Period                                    $10.008    $10.880     $11.178     $11.281
Number of Units Outstanding, End of Period                                      0     83,420     220,576     204,283
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.281     $10.545     $10.550
Accumulation Unit Value, End of Period                                    $10.281    $10.545     $10.550     $10.486
Number of Units Outstanding, End of Period                                185,342    390,513     463,153     389,404
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $8.970      $7.771      $5.947
Accumulation Unit Value, End of Period                                     $8.970     $7.771      $5.947      $7.507
Number of Units Outstanding, End of Period                                 70,626     92,819     148,845     162,008
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.940      $8.814      $7.841
Accumulation Unit Value, End of Period                                     $9.940     $8.814      $7.841      $9.773
Number of Units Outstanding, End of Period                              1,009,853  1,726,975   1,820,120   1,860,045
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.142      $7.434      $5.661
Accumulation Unit Value, End of Period                                    $10.142     $7.434      $5.661      $6.559
Number of Units Outstanding, End of Period                                781,016  1,174,451   1,139,800   1,050,788
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $6.389      $5.898      $5.304
Accumulation Unit Value, End of Period                                     $6.389     $5.898      $5.304      $7.838
Number of Units Outstanding, End of Period                                  4,827     10,560      11,069      23,523
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.339      $6.988      $4.977
Accumulation Unit Value, End of Period                                     $8.339     $6.988      $4.977      $6.138
Number of Units Outstanding, End of Period                                 16,016     51,206      68,489      87,619
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.057      $7.217      $5.927
Accumulation Unit Value, End of Period                                     $9.057     $7.217      $5.927      $7.456
Number of Units Outstanding, End of Period                                  1,690     35,642      48,702      55,816
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.329
Accumulation Unit Value, End of Period                                          -          -      $7.329     $10.258
Number of Units Outstanding, End of Period                                      -          -       5,836      22,505
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.235      $9.786      $6.954
Accumulation Unit Value, End of Period                                    $10.235     $9.786      $6.954      $9.716
Number of Units Outstanding, End of Period                                  2,735     41,817      71,617      98,437
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $11.507     $12.478     $12.139
Accumulation Unit Value, End of Period                                    $11.507    $12.478     $12.139     $16.594
Number of Units Outstanding, End of Period                                  9,341     29,381      32,174      29,685
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.070
Accumulation Unit Value, End of Period                                          -          -      $8.070     $10.437
Number of Units Outstanding, End of Period                                      -          -      55,955     137,662
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.132      $5.500      $3.666
Accumulation Unit Value, End of Period                                     $8.132     $5.500      $3.666      $4.609
Number of Units Outstanding, End of Period                                 95,704    171,875     153,303     183,071
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $8.288      $6.277      $4.688
Accumulation Unit Value, End of Period                                     $8.288     $6.277      $4.688      $5.994
Number of Units Outstanding, End of Period                                 18,076     55,783      60,405      54,583
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.325      $7.186      $4.947
Accumulation Unit Value, End of Period                                     $8.325     $7.186      $4.947      $6.110
Number of Units Outstanding, End of Period                                 33,192    105,969      57,370      71,986
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.003      $6.033      $4.272
Accumulation Unit Value, End of Period                                     $8.003     $6.033      $4.272      $5.682
Number of Units Outstanding, End of Period                                 18,271     21,838      13,414      23,470
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.246     $10.131      $7.775
Accumulation Unit Value, End of Period                                    $10.246    $10.131      $7.775     $10.146
Number of Units Outstanding, End of Period                                  6,267    201,245     308,682     304,110
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $7.982      $6.508      $4.444
Accumulation Unit Value, End of Period                                     $7.982     $6.508      $4.444      $5.412
Number of Units Outstanding, End of Period                                 14,138     27,732      42,579      33,651
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.568      $9.766      $7.811
Accumulation Unit Value, End of Period                                    $10.568     $9.766      $7.811      $9.823
Number of Units Outstanding, End of Period                                     79     19,767      35,624      43,176
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.019      $7.069      $5.745
Accumulation Unit Value, End of Period                                     $9.019     $7.069      $5.745      $7.291
Number of Units Outstanding, End of Period                                 24,612     76,988     140,025     107,076
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.311
Accumulation Unit Value, End of Period                                          -          -      $7.311     $10.802
Number of Units Outstanding, End of Period                                      -          -       2,641       6,304
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $8.120      $6.220      $4.511
Accumulation Unit Value, End of Period                                     $8.120     $6.220      $4.511      $5.563
Number of Units Outstanding, End of Period                                 25,462     59,547      73,129      79,963


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.511     $7.246      $8.811
Accumulation Unit Value, End of Period                                     $7.246     $8.811      $9.382
Number of Units Outstanding, End of Period                                 57,150     85,931      78,596
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.236    $10.961     $11.429
Accumulation Unit Value, End of Period                                    $10.961    $11.429     $12.536
Number of Units Outstanding, End of Period                              1,878,483  2,227,912   1,854,236
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.497     $7.130      $8.317
Accumulation Unit Value, End of Period                                     $7.130     $8.317      $8.555
Number of Units Outstanding, End of Period                              2,025,062  2,377,828   1,829,964
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $7.394     $8.230      $8.832
Accumulation Unit Value, End of Period                                     $8.230     $8.832     $11.354
Number of Units Outstanding, End of Period                                713,485    822,776     655,127
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.460     $7.178      $7.568
Accumulation Unit Value, End of Period                                     $7.178     $7.568      $8.858
Number of Units Outstanding, End of Period                                 72,052     65,157      57,555
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.372    $11.769     $12.356
Accumulation Unit Value, End of Period                                    $11.769    $12.356     $14.876
Number of Units Outstanding, End of Period                                608,087    799,018     669,466
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $5.260     $5.704      $5.755
Accumulation Unit Value, End of Period                                     $5.704     $5.755      $6.210
Number of Units Outstanding, End of Period                                199,512    318,388     261,402
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.041    $12.096     $12.773
Accumulation Unit Value, End of Period                                    $12.096    $12.773     $14.403
Number of Units Outstanding, End of Period                                109,425    125,512      99,804
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.997    $13.503     $13.775
Accumulation Unit Value, End of Period                                    $13.503    $13.775     $14.375
Number of Units Outstanding, End of Period                              1,061,043  1,098,818     843,188
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.281    $11.296     $11.361
Accumulation Unit Value, End of Period                                    $11.296    $11.361     $11.697
Number of Units Outstanding, End of Period                                185,724    201,071     185,022
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.486    $10.442     $10.597
Accumulation Unit Value, End of Period                                    $10.442    $10.597     $10.946
Number of Units Outstanding, End of Period                                276,452    340,368     386,163
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.507     $8.197      $8.468
Accumulation Unit Value, End of Period                                     $8.197     $8.468      $9.662
Number of Units Outstanding, End of Period                                229,570    359,888     246,650
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.773    $10.650     $11.390
Accumulation Unit Value, End of Period                                    $10.650    $11.390     $12.934
Number of Units Outstanding, End of Period                              1,860,567  1,864,221   1,600,534
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.559     $7.813      $8.842
Accumulation Unit Value, End of Period                                     $7.813     $8.842     $10.503
Number of Units Outstanding, End of Period                                881,636  1,083,037     900,613
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $7.838     $9.527     $12.591
Accumulation Unit Value, End of Period                                     $9.527    $12.591     $17.049
Number of Units Outstanding, End of Period                                 39,331     63,026      38,261
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.138     $6.531      $7.461
Accumulation Unit Value, End of Period                                     $6.531     $7.461      $7.669
Number of Units Outstanding, End of Period                                161,926    177,312     139,008
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $7.456     $8.641      $9.476
Accumulation Unit Value, End of Period                                     $8.641     $9.476     $11.707
Number of Units Outstanding, End of Period                                 72,356     78,380      61,253
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.258    $12.315     $14.295
Accumulation Unit Value, End of Period                                    $12.315    $14.295     $15.423
Number of Units Outstanding, End of Period                                 32,443     50,928      32,275
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.716    $10.992     $12.188
Accumulation Unit Value, End of Period                                    $10.992    $12.188     $14.524
Number of Units Outstanding, End of Period                                102,584    122,411      95,028
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $16.594    $22.345     $25.824
Accumulation Unit Value, End of Period                                    $22.345    $25.824     $35.197
Number of Units Outstanding, End of Period                                 28,214     37,960      30,355
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.153     $12.236
Accumulation Unit Value, End of Period                                    $11.153    $12.236     $12.675
Number of Units Outstanding, End of Period                                    400        640         640
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.437    $12.134     $12.504
Accumulation Unit Value, End of Period                                    $12.134    $12.504     $14.355
Number of Units Outstanding, End of Period                                434,447    616,400     520,894
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.609     $4.870      $5.190
Accumulation Unit Value, End of Period                                     $4.870     $5.190      $5.271
Number of Units Outstanding, End of Period                                183,777    219,627     125,779
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.994     $6.310      $6.781
Accumulation Unit Value, End of Period                                     $6.130     $6.781      $7.117
Number of Units Outstanding, End of Period                                 54,787     51,166      94,759
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.822
Number of Units Outstanding, End of Period                                                        22,931
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.843     $11.521
Accumulation Unit Value, End of Period                                    $10.843    $11.521     $12.654
Number of Units Outstanding, End of Period                                  3,752      9,628      19,765
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $5.682     $6.425      $7.081
Accumulation Unit Value, End of Period                                     $6.425     $7.081      $6.904
Number of Units Outstanding, End of Period                                 45,367     67,670      59,906
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.146    $11.141     $11.506
Accumulation Unit Value, End of Period                                    $11.141    $11.506     $13.289
Number of Units Outstanding, End of Period                                262,876    273,254     220,462
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.412     $5.790      $6.565
Accumulation Unit Value, End of Period                                     $5.790     $6.565      $6.440
Number of Units Outstanding, End of Period                                 39,117     45,016      48,279
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.718     $10.933
Accumulation Unit Value, End of Period                                    $10.718    $10.933     $11.805
Number of Units Outstanding, End of Period                                    377      1,470       1,782
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.264     $11.299
Accumulation Unit Value, End of Period                                    $11.264    $11.299     $13.191
Number of Units Outstanding, End of Period                                 10,378     52,610     100,385
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.357
Accumulation Unit Value, End of Period                                          -    $11.357     $13.117
Number of Units Outstanding, End of Period                                      -      9,410       9,049
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.975     $11.979
Accumulation Unit Value, End of Period                                    $10.975    $11.979     $14.001
Number of Units Outstanding, End of Period                                  4,359     21,014      53,070
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.544     $12.556
Accumulation Unit Value, End of Period                                    $11.544    $12.556     $15.055
Number of Units Outstanding, End of Period                                  3,345     78,568      84,892
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.823    $10.776     $11.195
Accumulation Unit Value, End of Period                                    $10.776    $11.195     $12.812
Number of Units Outstanding, End of Period                                 39,057     30,538      27,760
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.291     $8.364      $9.265
Accumulation Unit Value, End of Period                                     $8.364     $9.265     $11.683
Number of Units Outstanding, End of Period                                159,662    182,134     158,006
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.802    $13.460     $14.224
Accumulation Unit Value, End of Period                                    $13.460    $14.224     $16.472
Number of Units Outstanding, End of Period                                  3,628      3,881       4,408
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.563     $5.769      $6.020
Accumulation Unit Value, End of Period                                     $5.769     $6.020      $6.267
Number of Units Outstanding, End of Period                                 69,245     70,217      48,218


*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.688      $6.833      $5.214
Accumulation Unit Value, End of Period                                     $9.688     $6.833      $5.214      $6.481
Number of Units Outstanding, End of Period                                 32,338     29,849      22,928      36,637
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.694      $9.995      $8.080
Accumulation Unit Value, End of Period                                    $10.694     $9.995      $8.080     $10.189
Number of Units Outstanding, End of Period                                274,154    574,872     683,253     829,863
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.536      $6.876      $5.341
Accumulation Unit Value, End of Period                                     $9.536     $6.876      $5.341      $6.467
Number of Units Outstanding, End of Period                                323,143    548,984     625,271     820,106
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.202      $7.461      $5.785
Accumulation Unit Value, End of Period                                     $9.202     $7.461      $5.785      $7.360
Number of Units Outstanding, End of Period                                118,339    245,887     253,460     269,434
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $8.427      $6.370      $4.974
Accumulation Unit Value, End of Period                                     $8.427     $6.370      $4.974      $6.430
Number of Units Outstanding, End of Period                                  5,746     12,618       7,764      14,167
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.943      $9.191      $7.928
Accumulation Unit Value, End of Period                                     $9.943     $9.191      $7.928     $10.324
Number of Units Outstanding, End of Period                                 95,817    211,641     250,523     287,875
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $6.951      $4.540      $4.157
Accumulation Unit Value, End of Period                                     $6.951     $4.540      $4.157      $5.236
Number of Units Outstanding, End of Period                                 24,508     23,364      33,980      57,374
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.042     $10.129      $9.224
Accumulation Unit Value, End of Period                                    $10.042    $10.129      $9.224     $10.990
Number of Units Outstanding, End of Period                                  1,966     20,197      15,096      35,341
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.766     $11.630     $12.099
Accumulation Unit Value, End of Period                                    $10.766    $11.630     $12.099     $12.937
Number of Units Outstanding, End of Period                                108,499    245,837     324,541     355,309
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320     $10.858     $11.140
Accumulation Unit Value, End of Period                                    $10.320    $10.858     $11.140     $11.229
Number of Units Outstanding, End of Period                                      0     13,568      77,630      72,936
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.273     $10.524     $10.515
Accumulation Unit Value, End of Period                                    $10.273    $10.524     $10.515     $10.437
Number of Units Outstanding, End of Period                                  8,043     45,902     158,833     114,053
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $8.963      $7.756      $5.927
Accumulation Unit Value, End of Period                                     $8.963     $7.756      $5.927      $7.472
Number of Units Outstanding, End of Period                                 41,057     71,445      89,352     141,795
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.932      $8.796      $7.815
Accumulation Unit Value, End of Period                                     $9.932     $8.796      $7.815      $9.728
Number of Units Outstanding, End of Period                                326,654    560,497     541,067     613,074
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.135      $7.419      $5.642
Accumulation Unit Value, End of Period                                    $10.135     $7.419      $5.642      $6.528
Number of Units Outstanding, End of Period                                226,311    357,307     341,997     338,944
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $6.389      $5.886      $5.287
Accumulation Unit Value, End of Period                                     $6.389     $5.886      $5.287      $7.802
Number of Units Outstanding, End of Period                                     12         10      19,656      29,445
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.333      $6.974      $4.960
Accumulation Unit Value, End of Period                                     $8.333     $6.974      $4.960      $6.110
Number of Units Outstanding, End of Period                                 17,488     19,987      11,310      26,818
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.051      $7.202      $5.907
Accumulation Unit Value, End of Period                                     $9.051     $7.202      $5.907      $7.421
Number of Units Outstanding, End of Period                                  3,672     11,730      12,608      22,820
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.323
Accumulation Unit Value, End of Period                                          -          -      $7.323     $10.236
Number of Units Outstanding, End of Period                                      -          -       5,206       8,564
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.766      $6.931
Accumulation Unit Value, End of Period                                    $10.320     $9.766      $6.931      $9.671
Number of Units Outstanding, End of Period                                      0     19,804      36,225      48,989
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $11.499     $12.453     $12.098
Accumulation Unit Value, End of Period                                    $11.499    $12.453     $12.098     $16.517
Number of Units Outstanding, End of Period                                    452      5,850      12,835      27,913
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.063
Accumulation Unit Value, End of Period                                          -          -      $8.063     $10.414
Number of Units Outstanding, End of Period                                      -          -      20,208      51,404
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.126      $5.489      $3.654
Accumulation Unit Value, End of Period                                     $8.126     $5.489      $3.654      $4.588
Number of Units Outstanding, End of Period                                 49,523     58,602      56,884     184,934
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $8.282      $6.264      $4.672
Accumulation Unit Value, End of Period                                     $8.282     $6.264      $4.672      $5.967
Number of Units Outstanding, End of Period                                  4,937      9,044      20,204      45,160
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $7.171      $4.931
Accumulation Unit Value, End of Period                                    $10.159     $7.171      $4.931      $6.081
Number of Units Outstanding, End of Period                                      0     31,111      24,045       9,217
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $7.998      $6.020      $4.258
Accumulation Unit Value, End of Period                                     $7.998     $6.020      $4.258      $5.655
Number of Units Outstanding, End of Period                                  6,857     17,963       9,039      18,045
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.239     $10.110      $7.749
Accumulation Unit Value, End of Period                                    $10.239    $10.110      $7.749     $10.099
Number of Units Outstanding, End of Period                                 10,486     43,606      96,407     166,608
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $7.976      $6.495      $4.429
Accumulation Unit Value, End of Period                                     $7.976     $6.495      $4.429      $5.387
Number of Units Outstanding, End of Period                                  5,139      9,497      13,771      31,798
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.560      $9.746      $7.785
Accumulation Unit Value, End of Period                                    $10.560     $9.746      $7.785      $9.778
Number of Units Outstanding, End of Period                                  5,428      7,204      28,718      44,525
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.013      $7.054      $5.726
Accumulation Unit Value, End of Period                                     $9.013     $7.054      $5.726      $7.257
Number of Units Outstanding, End of Period                                  3,997     15,017      28,263      57,485
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.305
Accumulation Unit Value, End of Period                                          -          -      $7.305     $10.778
Number of Units Outstanding, End of Period                                      -          -       7,820      11,144
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $8.114      $6.207      $4.496
Accumulation Unit Value, End of Period                                     $8.114     $6.207      $4.496      $5.538
Number of Units Outstanding, End of Period                                  3,404      4,428      14,057      38,335


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.481     $7.203      $8.748
Accumulation Unit Value, End of Period                                     $7.203     $8.748      $9.302
Number of Units Outstanding, End of Period                                 35,684     99,456      97,090
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.189    $10.896     $11.346
Accumulation Unit Value, End of Period                                    $10.896    $11.346     $12.429
Number of Units Outstanding, End of Period                                905,170  1,844,726   1,571,338
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.467     $7.087      $8.257
Accumulation Unit Value, End of Period                                     $7.087     $8.257      $8.483
Number of Units Outstanding, End of Period                                973,779  2,224,244   1,906,651
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $7.360     $8.181      $8.768
Accumulation Unit Value, End of Period                                     $8.181     $8.768     $11.258
Number of Units Outstanding, End of Period                                267,130    564,921     490,532
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.430     $7.135      $7.514
Accumulation Unit Value, End of Period                                     $7.135     $7.514      $8.783
Number of Units Outstanding, End of Period                                 39,053     72,838      66,198
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.324    $11.699     $12.267
Accumulation Unit Value, End of Period                                    $11.699    $12.267     $14.750
Number of Units Outstanding, End of Period                                302,991    598,046     477,853
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $5.236     $5.671      $5.714
Accumulation Unit Value, End of Period                                     $5.671     $5.714      $6.157
Number of Units Outstanding, End of Period                                100,343    171,558     152,718
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.990    $12.024     $12.681
Accumulation Unit Value, End of Period                                    $12.024    $12.681     $14.281
Number of Units Outstanding, End of Period                                 83,247    141,118     134,361
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.937    $13.423     $13.676
Accumulation Unit Value, End of Period                                    $13.423    $13.676     $14.253
Number of Units Outstanding, End of Period                                355,286    613,650     534,244
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.229    $11.229     $11.279
Accumulation Unit Value, End of Period                                    $11.229    $11.279     $11.598
Number of Units Outstanding, End of Period                                 70,226    128,466     143,012
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.437    $10.380     $10.521
Accumulation Unit Value, End of Period                                    $10.380    $10.521     $10.853
Number of Units Outstanding, End of Period                                101,027    143,030     148,718
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.472     $8.148      $8.407
Accumulation Unit Value, End of Period                                     $8.148     $8.407      $9.580
Number of Units Outstanding, End of Period                                159,396    354,596     296,168
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.728    $10.587     $11.308
Accumulation Unit Value, End of Period                                    $10.587    $11.308     $12.824
Number of Units Outstanding, End of Period                                803,910  1,095,506     958,510
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.528     $7.767      $8.778
Accumulation Unit Value, End of Period                                     $7.767     $8.778     $10.414
Number of Units Outstanding, End of Period                                350,343    629,330     496,285
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $7.802     $9.471     $12.500
Accumulation Unit Value, End of Period                                     $9.471    $12.500     $16.904
Number of Units Outstanding, End of Period                                 48,002    112,111      83,983
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.110     $6.492      $7.408
Accumulation Unit Value, End of Period                                     $6.492     $7.408      $7.604
Number of Units Outstanding, End of Period                                 63,555    153,571     143,922
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $7.421     $8.590      $9.407
Accumulation Unit Value, End of Period                                     $8.590     $9.407     $11.607
Number of Units Outstanding, End of Period                                 32,386     63,969      82,413
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.236    $12.272     $14.227
Accumulation Unit Value, End of Period                                    $12.272    $14.227     $15.330
Number of Units Outstanding, End of Period                                 17,776     73,335      68,854
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.671    $10.927     $12.100
Accumulation Unit Value, End of Period                                    $10.927    $12.100     $14.401
Number of Units Outstanding, End of Period                                 65,854    141,560     130,694
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $16.517    $22.213     $25.638
Accumulation Unit Value, End of Period                                    $22.213    $25.638     $34.898
Number of Units Outstanding, End of Period                                 28,430     38,879      37,837
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.144     $12.209
Accumulation Unit Value, End of Period                                    $11.144    $12.209     $12.631
Number of Units Outstanding, End of Period                                  3,822      5,267       6,756
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.414    $12.092     $12.444
Accumulation Unit Value, End of Period                                    $12.092    $12.444     $14.268
Number of Units Outstanding, End of Period                                146,680    384,883     325,991
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.588     $4.842      $5.153
Accumulation Unit Value, End of Period                                     $4.842     $5.153      $5.226
Number of Units Outstanding, End of Period                                229,324    346,125     311,883
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.967     $6.273      $6.732
Accumulation Unit Value, End of Period                                     $6.273     $6.732      $7.056
Number of Units Outstanding, End of Period                                 46,044     34,856      60,721
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.813
Number of Units Outstanding, End of Period                                                        21,759
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.834     $11.499
Accumulation Unit Value, End of Period                                    $10.834    $11.499     $12.613
Number of Units Outstanding, End of Period                                  5,192     15,496      15,599
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $5.655     $6.386      $7.030
Accumulation Unit Value, End of Period                                     $6.386     $7.030      $6.846
Number of Units Outstanding, End of Period                                 29,462     90,937      91,570
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.099    $11.075     $11.423
Accumulation Unit Value, End of Period                                    $11.075    $11.423     $13.176
Number of Units Outstanding, End of Period                                222,746    380,216     320,959
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.387     $5.755      $6.517
Accumulation Unit Value, End of Period                                     $5.755     $6.517      $6.385
Number of Units Outstanding, End of Period                                 33,878     79,082      69,377
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.709     $10.909
Accumulation Unit Value, End of Period                                    $10.709    $10.909     $11.764
Number of Units Outstanding, End of Period                                  1,083     14,447      15,801
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.254     $11.275
Accumulation Unit Value, End of Period                                    $11.254    $11.275     $13.145
Number of Units Outstanding, End of Period                                 26,676    113,496     175,989
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.347
Accumulation Unit Value, End of Period                                          -    $11.347     $13.089
Number of Units Outstanding, End of Period                                      -          0      26,924
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.965     $11.952
Accumulation Unit Value, End of Period                                    $10.965    $11.952     $13.952
Number of Units Outstanding, End of Period                                      0     54,279      61,800
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.533     $12.529
Accumulation Unit Value, End of Period                                    $11.533    $12.529     $15.004
Number of Units Outstanding, End of Period                                  3,448     64,333      77,890
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.778    $10.712     $11.115
Accumulation Unit Value, End of Period                                    $10.712    $11.115     $12.703
Number of Units Outstanding, End of Period                                 41,833     58,716      49,340
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.257     $8.314      $9.198
Accumulation Unit Value, End of Period                                     $8.314     $9.198     $11.584
Number of Units Outstanding, End of Period                                 71,627    136,746     147,320
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.778    $13.414     $14.156
Accumulation Unit Value, End of Period                                    $13.414    $14.156     $16.373
Number of Units Outstanding, End of Period                                  7,962     12,409      10,699
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.538     $5.735      $5.977
Accumulation Unit Value, End of Period                                     $5.735     $5.977      $6.214
Number of Units Outstanding, End of Period                                 39,607     68,847      71,299





*Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the
Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

















ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.682      $6.821      $5.200
Accumulation Unit Value, End of Period                                     $9.682     $6.821      $5.200      $6.456
Number of Units Outstanding, End of Period                                  3,790      3,592       6,292       9,282
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.688      $9.978      $8.057
Accumulation Unit Value, End of Period                                    $10.688     $9.978      $8.057     $10.149
Number of Units Outstanding, End of Period                                 50,253    130,186     121,293     132,918
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.530      $6.864      $5.326
Accumulation Unit Value, End of Period                                     $9.530     $6.864      $5.326      $6.442
Number of Units Outstanding, End of Period                                 55,513    122,771      97,168     125,713
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.196      $7.448      $5.769
Accumulation Unit Value, End of Period                                     $9.196     $7.448      $5.769      $7.331
Number of Units Outstanding, End of Period                                 23,454     37,252      47,375      43,203
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $6.857      $4.960
Accumulation Unit Value, End of Period                                     $9.869     $6.857      $4.960      $6.405
Number of Units Outstanding, End of Period                                      0          0         494         494
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.937      $9.175      $7.905
Accumulation Unit Value, End of Period                                     $9.937     $9.175      $7.905     $10.283
Number of Units Outstanding, End of Period                                 13,949     37,059      42,631      61,916
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $6.947      $4.532      $4.146
Accumulation Unit Value, End of Period                                     $6.947     $4.532      $4.146      $5.215
Number of Units Outstanding, End of Period                                  4,679      5,065      15,389      16,556
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.112      $9.198
Accumulation Unit Value, End of Period                                    $10.277    $10.112      $9.198     $10.947
Number of Units Outstanding, End of Period                                      0     30,858      11,696       8,820
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.759     $11.609     $12.065
Accumulation Unit Value, End of Period                                    $10.759    $11.609     $12.065     $12.887
Number of Units Outstanding, End of Period                                  9,069     38,761      40,119      61,233
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.310     $10.839     $11.109
Accumulation Unit Value, End of Period                                    $10.310    $10.839     $11.109     $11.185
Number of Units Outstanding, End of Period                                      0      1,344       9,484      10,026
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.267     $10.506     $10.485
Accumulation Unit Value, End of Period                                    $10.267    $10.506     $10.485     $10.396
Number of Units Outstanding, End of Period                                  2,122     24,050      23,607      27,338
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $8.957      $7.742      $5.911
Accumulation Unit Value, End of Period                                     $8.957     $7.742      $5.911      $7.443
Number of Units Outstanding, End of Period                                  9,545      8,769      16,817      11,192
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000     $9.926      $8.780      $7.793
Accumulation Unit Value, End of Period                                     $9.926     $8.780      $7.793      $9.690
Number of Units Outstanding, End of Period                                 52,247    180,367     105,669     144,775
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.406      $5.627
Accumulation Unit Value, End of Period                                    $10.128     $7.406      $5.627      $6.503
Number of Units Outstanding, End of Period                                 30,526     72,900      67,904      74,314
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $5.568      $5.272
Accumulation Unit Value, End of Period                                     $9.538     $5.568      $5.272      $7.771
Number of Units Outstanding, End of Period                                      0          0       6,165       3,790
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.327      $6.961      $4.946
Accumulation Unit Value, End of Period                                     $8.327     $6.961      $4.946      $6.086
Number of Units Outstanding, End of Period                                 11,936     15,170       6,235      10,156
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000     $9.045      $7.189      $5.890
Accumulation Unit Value, End of Period                                     $9.045     $7.189      $5.890      $7.392
Number of Units Outstanding, End of Period                                  1,098      5,136       9,222       9,873
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.317
Accumulation Unit Value, End of Period                                          -          -      $7.317     $10.217
Number of Units Outstanding, End of Period                                      -          -         887       8,193
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.221      $9.749      $6.911
Accumulation Unit Value, End of Period                                    $10.221     $9.749      $6.911      $9.633
Number of Units Outstanding, End of Period                                    361     11,011      14,736      17,598
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $12.431     $12.064
Accumulation Unit Value, End of Period                                    $10.025    $12.431     $12.064     $16.452
Number of Units Outstanding, End of Period                                      0        144       1,927       3,216
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.057
Accumulation Unit Value, End of Period                                          -          -      $8.057     $10.395
Number of Units Outstanding, End of Period                                      -          -         205       8,269
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $8.121      $5.479      $3.643
Accumulation Unit Value, End of Period                                     $8.121     $5.479      $3.643      $4.570
Number of Units Outstanding, End of Period                                 14,669     16,442      20,987      38,535
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $6.253      $4.659
Accumulation Unit Value, End of Period                                     $9.895     $6.253      $4.659      $5.943
Number of Units Outstanding, End of Period                                      0        475       1,687       2,161
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $8.313      $7.159      $4.917
Accumulation Unit Value, End of Period                                     $8.313     $7.159      $4.917      $6.057
Number of Units Outstanding, End of Period                                    101         99       3,349       3,370
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $6.153      $4.246
Accumulation Unit Value, End of Period                                     $9.927     $6.153      $4.246      $5.633
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.092      $7.727
Accumulation Unit Value, End of Period                                    $10.359    $10.092      $7.727     $10.060
Number of Units Outstanding, End of Period                                      0      6,026      12,958      19,313
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $7.971      $6.484      $4.416
Accumulation Unit Value, End of Period                                     $7.971     $6.484      $4.416      $5.366
Number of Units Outstanding, End of Period                                  1,954      3,244       3,632       5,179
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.729      $7.763
Accumulation Unit Value, End of Period                                    $10.225     $9.729      $7.763      $9.739
Number of Units Outstanding, End of Period                                      0      1,234       2,855       3,109
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $7.042      $5.710
Accumulation Unit Value, End of Period                                    $10.316     $7.042      $5.710      $7.228
Number of Units Outstanding, End of Period                                      0        820       2,127       2,104
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.299
Accumulation Unit Value, End of Period                                          -          -      $7.299     $10.759
Number of Units Outstanding, End of Period                                      -          -       1,942       1,625
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $8.109      $6.196      $4.483
Accumulation Unit Value, End of Period                                     $8.109     $6.196      $4.483      $5.516
Number of Units Outstanding, End of Period                                    482      1,050       3,471       6,470


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.456     $7.167      $8.694
Accumulation Unit Value, End of Period                                     $7.167     $8.694      $9.235
Number of Units Outstanding, End of Period                                 18,652     21,685      19,378
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.149    $10.841     $11.277
Accumulation Unit Value, End of Period                                    $10.841    $11.277     $12.340
Number of Units Outstanding, End of Period                                201,114    257,558     229,748
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.442     $7.052      $8.207
Accumulation Unit Value, End of Period                                     $7.052     $8.207      $8.422
Number of Units Outstanding, End of Period                                140,268    241,473     188,461
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $7.331     $8.140      $8.715
Accumulation Unit Value, End of Period                                     $8.140     $8.715     $11.177
Number of Units Outstanding, End of Period                                 58,810     88,725      67,849
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.405     $7.099      $7.468
Accumulation Unit Value, End of Period                                     $7.099     $7.468      $8.720
Number of Units Outstanding, End of Period                                    494      2,513       1,341
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.283    $11.640     $12.192
Accumulation Unit Value, End of Period                                    $11.640    $12.192     $14.644
Number of Units Outstanding, End of Period                                 72,505    121,814     108,877
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $5.215     $5.642      $5.679
Accumulation Unit Value, End of Period                                     $5.642     $5.679      $6.113
Number of Units Outstanding, End of Period                                 22,282     37,232      32,294
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.947    $11.964     $12.604
Accumulation Unit Value, End of Period                                    $11.964    $12.604     $14.178
Number of Units Outstanding, End of Period                                 26,357     44,906      27,742
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.887    $13.356     $13.592
Accumulation Unit Value, End of Period                                    $13.356    $13.592     $14.150
Number of Units Outstanding, End of Period                                 61,127     81,861      65,971
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.185    $11.173     $11.210
Accumulation Unit Value, End of Period                                    $11.173    $11.210     $11.514
Number of Units Outstanding, End of Period                                 15,470     24,262      23,734
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.396    $10.328     $10.457
Accumulation Unit Value, End of Period                                    $10.328    $10.457     $10.775
Number of Units Outstanding, End of Period                                 36,878     36,620      52,665
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.443     $8.107      $8.356
Accumulation Unit Value, End of Period                                     $8.107     $8.356      $9.511
Number of Units Outstanding, End of Period                                 12,703     40,893      40,201
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.690    $10.533     $11.238
Accumulation Unit Value, End of Period                                    $10.533    $11.238     $12.731
Number of Units Outstanding, End of Period                                117,831    126,554     111,525
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.503     $7.728      $8.724
Accumulation Unit Value, End of Period                                     $7.728     $8.724     $10.339
Number of Units Outstanding, End of Period                                 78,558     89,956      93,096
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $7.771     $9.423     $12.424
Accumulation Unit Value, End of Period                                     $9.423    $12.424     $16.782
Number of Units Outstanding, End of Period                                 11,797     70,216      72,527
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.086     $6.460      $7.362
Accumulation Unit Value, End of Period                                     $6.460     $7.362      $7.549
Number of Units Outstanding, End of Period                                 26,153     36,554      34,992
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $7.392     $8.547      $9.350
Accumulation Unit Value, End of Period                                     $8.547     $9.350     $11.524
Number of Units Outstanding, End of Period                                 17,590     23,231      24,810
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.217    $12.236     $14.170
Accumulation Unit Value, End of Period                                    $12.236    $14.170     $15.251
Number of Units Outstanding, End of Period                                 12,396     15,630      11,272
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.633    $10.872     $12.026
Accumulation Unit Value, End of Period                                    $10.872    $12.026     $14.297
Number of Units Outstanding, End of Period                                 20,113     61,240      62,775
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $16.452    $22.102     $25.482
Accumulation Unit Value, End of Period                                    $22.102    $25.482     $34.647
Number of Units Outstanding, End of Period                                  8,569     16,457      13,944
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.135     $12.187
Accumulation Unit Value, End of Period                                    $11.135    $12.187     $12.595
Number of Units Outstanding, End of Period                                  2,594      3,141       4,837
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.395    $12.057     $12.394
Accumulation Unit Value, End of Period                                    $12.057    $12.394     $14.195
Number of Units Outstanding, End of Period                                 42,824     91,027      85,371
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.570     $4.817      $5.121
Accumulation Unit Value, End of Period                                     $4.817     $5.121      $5.188
Number of Units Outstanding, End of Period                                 70,463    119,379      94,371
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.943     $6.241      $6.691
Accumulation Unit Value, End of Period                                     $6.241     $6.691      $7.005
Number of Units Outstanding, End of Period                                 17,146     18,156      20,083
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.804
Number of Units Outstanding, End of Period                                                         5,693
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.826     $11.475
Accumulation Unit Value, End of Period                                    $10.826    $11.475     $12.572
Number of Units Outstanding, End of Period                                      0     12,449      13,121
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $5.633     $6.354      $6.987
Accumulation Unit Value, End of Period                                     $6.354     $6.987      $6.796
Number of Units Outstanding, End of Period                                 10,400     23,815      27,978
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.060    $11.020     $11.353
Accumulation Unit Value, End of Period                                    $11.020    $11.353     $13.081
Number of Units Outstanding, End of Period                                 22,522     59,040      52,134
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.366     $5.726      $6.477
Accumulation Unit Value, End of Period                                     $5.726     $6.477      $6.339
Number of Units Outstanding, End of Period                                  4,621      9,752      14,317
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.701     $10.888
Accumulation Unit Value, End of Period                                    $10.701    $10.888     $11.728
Number of Units Outstanding, End of Period                                      0      1,451       1,462
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.246     $11.254
Accumulation Unit Value, End of Period                                    $11.246    $11.254     $13.106
Number of Units Outstanding, End of Period                                  5,173     13,076      19,241
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.339
Accumulation Unit Value, End of Period                                          -    $11.339     $13.065
Number of Units Outstanding, End of Period                                      -          0      17,519
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.957     $11.930
Accumulation Unit Value, End of Period                                    $10.957    $11.930     $13.911
Number of Units Outstanding, End of Period                                  1,650     24,837      27,846
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.525     $12.505
Accumulation Unit Value, End of Period                                    $11.525    $12.505     $14.958
Number of Units Outstanding, End of Period                                    351     30,728      24,011
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.739    $10.658     $11.047
Accumulation Unit Value, End of Period                                    $10.658    $11.047     $12.612
Number of Units Outstanding, End of Period                                  7,921     22,040      21,435
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.228     $8.272      $9.142
Accumulation Unit Value, End of Period                                     $8.272     $9.142     $11.500
Number of Units Outstanding, End of Period                                 14,061     27,526      24,109
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.759    $13.374     $14.099
Accumulation Unit Value, End of Period                                    $13.374    $14.099     $16.289
Number of Units Outstanding, End of Period                                    701        701         701
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.516     $5.706      $5.940
Accumulation Unit Value, End of Period                                     $5.706     $5.940      $6.169
Number of Units Outstanding, End of Period                                 20,971     29,031      28,932




*Contracts with the Longevity Reward Rider with the Performance Benefit
Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $6.605      $4.941
Accumulation Unit Value, End of Period                                    $10.129     $6.605      $4.941      $6.131
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.726      $7.849
Accumulation Unit Value, End of Period                                    $10.495     $9.726      $7.849      $9.881
Number of Units Outstanding, End of Period                                      0      1,066      11,886      14,734
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $6.674      $5.176
Accumulation Unit Value, End of Period                                    $10.128     $6.674      $5.176      $6.256
Number of Units Outstanding, End of Period                                      0      5,104      16,549      13,735
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.363      $6.473
Accumulation Unit Value, End of Period                                    $10.401     $8.363      $6.473      $8.222
Number of Units Outstanding, End of Period                                      0      2,012       7,417      10,658
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.870      $7.368      $5.324
Accumulation Unit Value, End of Period                                     $9.870     $7.368      $5.324      $6.872
Number of Units Outstanding, End of Period                                      0          0           0       1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.925      $8.171
Accumulation Unit Value, End of Period                                    $10.319     $9.925      $8.171     $10.623
Number of Units Outstanding, End of Period                                      0          0       8,755       7,222
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.540      $6.486      $4.983
Accumulation Unit Value, End of Period                                     $9.540     $6.486      $4.983      $6.264
Number of Units Outstanding, End of Period                                      0          0           0       1,888
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.258      $9.176
Accumulation Unit Value, End of Period                                    $10.277    $10.258      $9.176     $10.915
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $11.011     $11.651
Accumulation Unit Value, End of Period                                    $10.018    $11.011     $11.651     $12.437
Number of Units Outstanding, End of Period                                      0          0       3,384       8,083
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.007     $10.418     $10.856
Accumulation Unit Value, End of Period                                    $10.007    $10.418     $10.856     $10.924
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.264     $10.272
Accumulation Unit Value, End of Period                                    $10.017    $10.264     $10.272     $10.179
Number of Units Outstanding, End of Period                                      0          0       2,635       2,632
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.232      $6.072
Accumulation Unit Value, End of Period                                     $9.978     $8.232      $6.072      $7.641
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.071      $8.466      $7.509
Accumulation Unit Value, End of Period                                    $10.071     $8.466      $7.509      $9.331
Number of Units Outstanding, End of Period                                      0      2,056       3,712      20,526
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.325      $5.562
Accumulation Unit Value, End of Period                                    $10.139     $7.325      $5.562      $6.424
Number of Units Outstanding, End of Period                                      0          0       2,297       2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $7.320      $6.924
Accumulation Unit Value, End of Period                                     $9.538     $7.320      $6.924     $10.201
Number of Units Outstanding, End of Period                                      0          0           0         872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $7.204      $5.094
Accumulation Unit Value, End of Period                                     $9.829     $7.204      $5.094      $6.264
Number of Units Outstanding, End of Period                                      0          0         699         698
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.410      $6.399
Accumulation Unit Value, End of Period                                    $10.199     $8.410      $6.399      $8.026
Number of Units Outstanding, End of Period                                      0          0           0       7,117
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.314
Accumulation Unit Value, End of Period                                          -          -      $7.314     $10.207
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.486      $6.642
Accumulation Unit Value, End of Period                                    $10.319     $9.486      $6.642      $9.252
Number of Units Outstanding, End of Period                                      0          0         326      12,477
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $11.993     $11.272
Accumulation Unit Value, End of Period                                    $10.025    $11.993     $11.272     $15.363
Number of Units Outstanding, End of Period                                      0          0           0         114
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.054
Accumulation Unit Value, End of Period                                          -          -      $8.054     $10.385
Number of Units Outstanding, End of Period                                      -          -           0      11,512
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $5.763      $3.635
Accumulation Unit Value, End of Period                                     $9.838     $5.763      $3.635      $4.557
Number of Units Outstanding, End of Period                                      0          0         583         581
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $6.326      $4.631
Accumulation Unit Value, End of Period                                     $9.895     $6.326      $4.631      $5.905
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.158      $8.320      $5.558
Accumulation Unit Value, End of Period                                    $10.158     $8.320      $5.558      $6.843
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $6.819      $4.701
Accumulation Unit Value, End of Period                                     $9.927     $6.819      $4.701      $6.233
Number of Units Outstanding, End of Period                                      0          0           0       1,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359      $9.801      $7.499
Accumulation Unit Value, End of Period                                    $10.359     $9.801      $7.499      $9.757
Number of Units Outstanding, End of Period                                      0      1,014       1,014       1,014
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.807      $7.305      $4.890
Accumulation Unit Value, End of Period                                     $9.807     $7.305      $4.890      $5.939
Number of Units Outstanding, End of Period                                      0          0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.282      $7.402
Accumulation Unit Value, End of Period                                    $10.225     $9.282      $7.402      $9.281
Number of Units Outstanding, End of Period                                      0      1,039       1,547       1,546
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.217      $6.296
Accumulation Unit Value, End of Period                                    $10.316     $8.217      $6.296      $7.965
Number of Units Outstanding, End of Period                                      0          0         451         450
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.296
Accumulation Unit Value, End of Period                                          -          -      $7.296     $10.748
Number of Units Outstanding, End of Period                                      -          -           0         172
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.100      $4.859
Accumulation Unit Value, End of Period                                     $9.817     $7.100      $4.859      $5.975
Number of Units Outstanding, End of Period                                      0          0           0           0


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.131     $6.802      $8.247
Accumulation Unit Value, End of Period                                     $6.802     $8.247      $8.755
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.881    $10.549     $10.966
Accumulation Unit Value, End of Period                                    $10.549    $10.966     $11.992
Number of Units Outstanding, End of Period                                 14,673      8,993       2,466
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.256     $6.844      $7.961
Accumulation Unit Value, End of Period                                     $6.844     $7.961      $8.164
Number of Units Outstanding, End of Period                                 11,088     11,110       5,293
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.222     $9.124      $9.762
Accumulation Unit Value, End of Period                                     $9.124     $9.762     $12.512
Number of Units Outstanding, End of Period                                  9,910      4,520       2,473
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.872     $7.612      $8.002
Accumulation Unit Value, End of Period                                     $7.612     $8.002      $9.339
Number of Units Outstanding, End of Period                                  1,557      1,557         954
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.623    $12.018     $12.580
Accumulation Unit Value, End of Period                                    $12.018    $12.580     $15.100
Number of Units Outstanding, End of Period                                  8,185      3,620       2,891
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $6.264     $6.773      $6.813
Accumulation Unit Value, End of Period                                     $6.773     $6.813      $7.329
Number of Units Outstanding, End of Period                                  1,886      1,884       1,883
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.915    $11.922     $12.552
Accumulation Unit Value, End of Period                                    $11.922    $12.552     $14.111
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.437    $12.882     $13.102
Accumulation Unit Value, End of Period                                    $12.882    $13.102     $13.632
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.924    $10.906     $10.936
Accumulation Unit Value, End of Period                                    $10.906    $10.936     $11.226
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.179    $10.106     $10.226
Accumulation Unit Value, End of Period                                    $10.106    $10.226     $10.530
Number of Units Outstanding, End of Period                                    848        848       1,100
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.641     $8.318      $8.568
Accumulation Unit Value, End of Period                                     $8.318     $8.568      $9.746
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.331    $10.138     $10.810
Accumulation Unit Value, End of Period                                    $10.138    $10.810     $12.239
Number of Units Outstanding, End of Period                                  5,142      5,142       2,593
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.424     $7.630      $8.608
Accumulation Unit Value, End of Period                                     $7.630     $8.608     $10.195
Number of Units Outstanding, End of Period                                  2,297      2,297           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.201    $12.362     $16.288
Accumulation Unit Value, End of Period                                    $12.362    $16.288     $21.989
Number of Units Outstanding, End of Period                                    872        872         745
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.264     $6.645      $7.568
Accumulation Unit Value, End of Period                                     $6.645     $7.568      $7.756
Number of Units Outstanding, End of Period                                    696        695           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.026     $9.274     $10.140
Accumulation Unit Value, End of Period                                     $9.274    $10.140     $12.490
Number of Units Outstanding, End of Period                                      0        237         215
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.207    $12.217     $14.139
Accumulation Unit Value, End of Period                                    $12.217    $14.139     $15.209
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.252    $10.436     $11.537
Accumulation Unit Value, End of Period                                    $10.436    $11.537     $13.707
Number of Units Outstanding, End of Period                                  1,243      1,242         918
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $15.363    $20.626     $23.766
Accumulation Unit Value, End of Period                                    $20.626    $23.766     $32.296
Number of Units Outstanding, End of Period                                    104        111         102
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.131     $12.173
Accumulation Unit Value, End of Period                                    $11.131    $12.173     $12.573
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.385    $12.037     $12.367
Accumulation Unit Value, End of Period                                    $12.037    $12.367     $14.156
Number of Units Outstanding, End of Period                                  7,659      2,229       2,251
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.557     $4.801      $5.101
Accumulation Unit Value, End of Period                                     $4.801     $5.101      $5.164
Number of Units Outstanding, End of Period                                    580        579           0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.905     $6.197      $6.639
Accumulation Unit Value, End of Period                                     $6.197     $6.639      $6.947
Number of Units Outstanding, End of Period                                      0        356         908
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.800
Number of Units Outstanding, End of Period                                                             0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.821     $11.462
Accumulation Unit Value, End of Period                                    $10.821    $11.462     $12.552
Number of Units Outstanding, End of Period                                      0         72          73
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.233     $7.027      $7.722
Accumulation Unit Value, End of Period                                     $7.027     $7.722      $7.507
Number of Units Outstanding, End of Period                                  1,009          0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.757    $10.682     $10.998
Accumulation Unit Value, End of Period                                    $10.682    $10.998     $12.665
Number of Units Outstanding, End of Period                                  2,097      1,014           0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.939     $6.333      $7.160
Accumulation Unit Value, End of Period                                     $6.333     $7.160      $7.003
Number of Units Outstanding, End of Period                                      0          0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.696     $10.877
Accumulation Unit Value, End of Period                                    $10.696    $10.877     $11.709
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.241     $11.242
Accumulation Unit Value, End of Period                                    $11.241    $11.242     $13.085
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.334
Accumulation Unit Value, End of Period                                          -    $11.334     $13.052
Number of Units Outstanding, End of Period                                      -         73          70
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.953     $11.918
Accumulation Unit Value, End of Period                                    $10.953    $11.918     $13.888
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.520     $12.492
Accumulation Unit Value, End of Period                                    $11.520    $12.492     $14.934
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.281    $10.150     $10.514
Accumulation Unit Value, End of Period                                    $10.150    $10.514     $11.997
Number of Units Outstanding, End of Period                                  1,545      1,544           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.965     $9.110     $10.062
Accumulation Unit Value, End of Period                                     $9.110    $10.062     $12.650
Number of Units Outstanding, End of Period                                    449        448           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.748    $13.353     $14.069
Accumulation Unit Value, End of Period                                    $13.353    $14.069     $16.244
Number of Units Outstanding, End of Period                                    147        143         148
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.975     $6.177      $6.427
Accumulation Unit Value, End of Period                                     $6.177     $6.427      $6.670
Number of Units Outstanding, End of Period                                      0          0           0




*Contracts with the Longevity Reward Rider with the Income Benefit Combination
Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $6.594      $4.920
Accumulation Unit Value, End of Period                                    $10.129     $6.594      $4.920      $6.092
Number of Units Outstanding, End of Period                                      0          0           0         826
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.494      $9.704      $7.815
Accumulation Unit Value, End of Period                                    $10.494     $9.704      $7.815      $9.819
Number of Units Outstanding, End of Period                                      0     10,388      19,689      33,534
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.127      $6.659      $5.153
Accumulation Unit Value, End of Period                                    $10.127     $6.659      $5.153      $6.217
Number of Units Outstanding, End of Period                                      0      6,558      27,362      48,892
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.400      $8.344      $6.446
Accumulation Unit Value, End of Period                                    $10.400     $8.344      $6.446      $8.170
Number of Units Outstanding, End of Period                                      0      3,180      13,466      24,573
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.868      $7.356      $5.301
Accumulation Unit Value, End of Period                                     $9.868     $7.356      $5.301      $6.829
Number of Units Outstanding, End of Period                                      0          0           0       1,144
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.318      $9.468      $8.136
Accumulation Unit Value, End of Period                                    $10.318     $9.468      $8.136     $10.556
Number of Units Outstanding, End of Period                                      0        126       9,357      14,353
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.541      $5.438      $4.961
Accumulation Unit Value, End of Period                                     $9.541     $5.438      $4.961      $6.225
Number of Units Outstanding, End of Period                                      0        426       2,107       2,720
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.276     $10.242      $9.137
Accumulation Unit Value, End of Period                                    $10.276    $10.242      $9.137     $10.846
Number of Units Outstanding, End of Period                                      0          0           0       1,796
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $11.192     $11.601
Accumulation Unit Value, End of Period                                    $10.017    $11.192     $11.601     $12.359
Number of Units Outstanding, End of Period                                      0          0      12,379      15,998
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.006     $10.401     $10.810
Accumulation Unit Value, End of Period                                    $10.006    $10.401     $10.810     $10.856
Number of Units Outstanding, End of Period                                      0          0       2,594       9,747
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.016     $10.274     $10.228
Accumulation Unit Value, End of Period                                    $10.016    $10.274     $10.228     $10.115
Number of Units Outstanding, End of Period                                      0      1,302       8,893       4,973
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.218      $6.046
Accumulation Unit Value, End of Period                                     $9.978     $8.218      $6.046      $7.593
Number of Units Outstanding, End of Period                                      0          0       5,382       7,145
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.071      $8.447      $7.477
Accumulation Unit Value, End of Period                                    $10.071     $8.447      $7.477      $9.273
Number of Units Outstanding, End of Period                                      0     16,545      30,864      34,527
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.308      $5.538
Accumulation Unit Value, End of Period                                    $10.139     $7.308      $5.538      $6.384
Number of Units Outstanding, End of Period                                      0      2,704       4,008       6,900
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.537      $7.308      $6.894
Accumulation Unit Value, End of Period                                     $9.537     $7.308      $6.894     $10.137
Number of Units Outstanding, End of Period                                      0          0         949       1,030
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.828      $7.192      $5.072
Accumulation Unit Value, End of Period                                     $9.828     $7.192      $5.072      $6.224
Number of Units Outstanding, End of Period                                      0          0       3,861       1,931
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.198      $8.396      $6.372
Accumulation Unit Value, End of Period                                    $10.198     $8.396      $6.372      $7.976
Number of Units Outstanding, End of Period                                      0          0           0         111
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.305
Accumulation Unit Value, End of Period                                          -          -      $7.305     $10.173
Number of Units Outstanding, End of Period                                      -          -           0       1,029
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.471      $6.613
Accumulation Unit Value, End of Period                                    $10.319     $9.471      $6.613      $9.194
Number of Units Outstanding, End of Period                                      0          0       6,599       8,897
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.024     $11.974     $11.224
Accumulation Unit Value, End of Period                                    $10.024    $11.974     $11.224     $15.267
Number of Units Outstanding, End of Period                                      0          0         356         915
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.043
Accumulation Unit Value, End of Period                                          -          -      $8.043     $10.350
Number of Units Outstanding, End of Period                                      -          -       2,151       7,639
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.837      $5.754      $3.620
Accumulation Unit Value, End of Period                                     $9.837     $5.754      $3.620      $4.528
Number of Units Outstanding, End of Period                                      0          0       5,789       4,743
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $6.316      $4.612
Accumulation Unit Value, End of Period                                     $9.895     $6.316      $4.612      $5.868
Number of Units Outstanding, End of Period                                      0          0           0         202
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.158      $8.307      $5.534
Accumulation Unit Value, End of Period                                    $10.158     $8.307      $5.534      $6.800
Number of Units Outstanding, End of Period                                      0          0           0         122
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $6.808      $4.681
Accumulation Unit Value, End of Period                                     $9.927     $6.808      $4.681      $6.194
Number of Units Outstanding, End of Period                                      0          0           0          25
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.356     $10.108      $7.467
Accumulation Unit Value, End of Period                                    $10.356    $10.108      $7.467      $9.696
Number of Units Outstanding, End of Period                                      0          0      10,597       9,853
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.807      $7.294      $4.869
Accumulation Unit Value, End of Period                                     $9.807     $7.294      $4.869      $5.901
Number of Units Outstanding, End of Period                                      0          0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.224      $9.697      $7.370
Accumulation Unit Value, End of Period                                    $10.224     $9.697      $7.370      $9.223
Number of Units Outstanding, End of Period                                      0          0           0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.315      $8.204      $6.269
Accumulation Unit Value, End of Period                                    $10.315     $8.204      $6.269      $7.915
Number of Units Outstanding, End of Period                                      0          0       4,846       4,320
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.287
Accumulation Unit Value, End of Period                                          -          -      $7.287     $10.712
Number of Units Outstanding, End of Period                                      -          -           0       2,197
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.816      $7.089      $4.839
Accumulation Unit Value, End of Period                                     $9.816     $7.089      $4.839      $5.937
Number of Units Outstanding, End of Period                                      0          0           0          26




For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.092     $6.746      $8.162
Accumulation Unit Value, End of Period                                     $6.746     $8.162      $8.648
Number of Units Outstanding, End of Period                                    825        824         823
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.819    $10.462     $10.854
Accumulation Unit Value, End of Period                                    $10.462    $10.854     $11.846
Number of Units Outstanding, End of Period                                 25,533     36,899      30,433
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.217     $6.788      $7.879
Accumulation Unit Value, End of Period                                     $6.788     $7.879      $8.064
Number of Units Outstanding, End of Period                                 41,361     44,749      33,366
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.170     $9.048      $9.662
Accumulation Unit Value, End of Period                                     $9.048     $9.662     $12.359
Number of Units Outstanding, End of Period                                 18,963     19,057      15,677
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.829     $7.549      $7.920
Accumulation Unit Value, End of Period                                     $7.549     $7.920      $9.225
Number of Units Outstanding, End of Period                                  1,127      1,370       1,344
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.556    $11.919     $12.451
Accumulation Unit Value, End of Period                                    $11.919    $12.451     $14.916
Number of Units Outstanding, End of Period                                  9,577     11,113       7,278
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $6.225     $6.717      $6.743
Accumulation Unit Value, End of Period                                     $6.717     $6.743      $7.240
Number of Units Outstanding, End of Period                                  2,557      1,868       1,254
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.846    $11.823     $12.423
Accumulation Unit Value, End of Period                                    $11.823    $12.423     $13.939
Number of Units Outstanding, End of Period                                  1,070      1,205         218
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.359    $12.775     $12.968
Accumulation Unit Value, End of Period                                    $12.775    $12.968     $13.465
Number of Units Outstanding, End of Period                                 11,235     12,084      12,224
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.856    $10.816     $10.824
Accumulation Unit Value, End of Period                                    $10.816    $10.824     $11.089
Number of Units Outstanding, End of Period                                 12,536     16,513      15,658
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.115    $10.023     $10.121
Accumulation Unit Value, End of Period                                    $10.023    $10.121     $10.402
Number of Units Outstanding, End of Period                                  5,949     13,472      22,394
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.593     $8.250      $8.480
Accumulation Unit Value, End of Period                                     $8.250     $8.480      $9.627
Number of Units Outstanding, End of Period                                  5,534      6,659       5,653
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.273    $10.054     $10.699
Accumulation Unit Value, End of Period                                    $10.054    $10.699     $12.089
Number of Units Outstanding, End of Period                                 80,279     79,224      58,835
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.384     $7.567      $8.520
Accumulation Unit Value, End of Period                                     $7.567     $8.520     $10.071
Number of Units Outstanding, End of Period                                  5,496      5,897       3,704
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.137    $12.260     $16.121
Accumulation Unit Value, End of Period                                    $12.260    $16.121     $21.720
Number of Units Outstanding, End of Period                                  1,920      2,734       4,257
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.224     $6.590      $7.491
Accumulation Unit Value, End of Period                                     $6.590     $7.491      $7.661
Number of Units Outstanding, End of Period                                  1,957      2,028       2,037
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $7.976     $9.198     $10.036
Accumulation Unit Value, End of Period                                     $9.198    $10.036     $12.337
Number of Units Outstanding, End of Period                                    453      1,201       1,172
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.173    $12.152     $14.036
Accumulation Unit Value, End of Period                                    $12.152    $14.036     $15.067
Number of Units Outstanding, End of Period                                  2,782      3,298       2,214
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.194    $10.349     $11.419
Accumulation Unit Value, End of Period                                    $10.349    $11.419     $13.540
Number of Units Outstanding, End of Period                                  4,690      6,683       6,618
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $15.267    $20.456     $23.523
Accumulation Unit Value, End of Period                                    $20.456    $23.523     $31.901
Number of Units Outstanding, End of Period                                  1,308      1,678       1,617
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.116     $12.135
Accumulation Unit Value, End of Period                                    $11.116    $12.135     $12.508
Number of Units Outstanding, End of Period                                    203        194         199
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.350    $11.973     $12.277
Accumulation Unit Value, End of Period                                    $11.973    $12.277     $14.024
Number of Units Outstanding, End of Period                                  9,193     19,535      16,587
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $4.528     $4.761      $5.049
Accumulation Unit Value, End of Period                                     $4.761     $5.049      $5.101
Number of Units Outstanding, End of Period                                  5,792      9,459       8,374
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $5.868     $6.146      $6.571
Accumulation Unit Value, End of Period                                     $6.146     $6.571      $6.863
Number of Units Outstanding, End of Period                                  1,252      1,329       1,441
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.800     $7.066     $10.000
Accumulation Unit Value, End of Period                                     $7.066     $7.334     $10.785
Number of Units Outstanding, End of Period                                    126        131         102
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.807     $11.424
Accumulation Unit Value, End of Period                                    $10.807    $11.424     $12.484
Number of Units Outstanding, End of Period                                      0        739         723
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.194     $6.969      $7.643
Accumulation Unit Value, End of Period                                     $6.969     $7.643      $7.415
Number of Units Outstanding, End of Period                                  4,201      5,091       5,175
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.696    $10.594     $10.886
Accumulation Unit Value, End of Period                                    $10.594    $10.886     $12.511
Number of Units Outstanding, End of Period                                  7,909     11,801      11,751
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.901     $6.281      $7.086
Accumulation Unit Value, End of Period                                     $6.281     $7.086      $6.917
Number of Units Outstanding, End of Period                                      0          0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.682     $10.840
Accumulation Unit Value, End of Period                                    $10.682    $10.840     $11.647
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.226     $11.204
Accumulation Unit Value, End of Period                                    $11.226    $11.204     $13.014
Number of Units Outstanding, End of Period                                      0      1,344       1,371
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.319
Accumulation Unit Value, End of Period                                          -    $11.319     $13.008
Number of Units Outstanding, End of Period                                      -        850         832
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.938     $11.878
Accumulation Unit Value, End of Period                                    $10.938    $11.878     $13.814
Number of Units Outstanding, End of Period                                      0      1,333       1,317
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.504     $12.451
Accumulation Unit Value, End of Period                                    $11.504    $12.451     $14.856
Number of Units Outstanding, End of Period                                  1,509      4,832       4,678
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.223    $10.067     $10.406
Accumulation Unit Value, End of Period                                    $10.067    $10.406     $11.850
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $7.915     $9.035      $9.959
Accumulation Unit Value, End of Period                                     $9.035     $9.959     $12.496
Number of Units Outstanding, End of Period                                  4,289      3,790       3,745
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.712    $13.282     $13.966
Accumulation Unit Value, End of Period                                    $13.282    $13.966     $16.093
Number of Units Outstanding, End of Period                                  2,174      1,863         809
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.937     $6.126      $6.361
Accumulation Unit Value, End of Period                                     $6.126     $6.361      $6.589
Number of Units Outstanding, End of Period                                      4          4           0


*Contracts with the Longevity Reward Rider with the Income and Death Benefit
Combination Option 2were first offered under the Contracts on October 30, 2000.
The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.130      $7.140      $5.445
Accumulation Unit Value, End of Period                                    $10.130     $7.140      $5.445      $6.763
Number of Units Outstanding, End of Period                                      0      8,274       2,542       1,721
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.500      $9.803      $7.919
Accumulation Unit Value, End of Period                                    $10.500     $9.803      $7.919      $9.979
Number of Units Outstanding, End of Period                                      0     32,767      42,750      42,787
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.130      $7.298      $5.665
Accumulation Unit Value, End of Period                                    $10.130     $7.298      $5.665      $6.855
Number of Units Outstanding, End of Period                                      0     42,019      64,478      74,136
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.400      $8.428      $6.530
Accumulation Unit Value, End of Period                                    $10.400     $8.428      $6.530      $8.302
Number of Units Outstanding, End of Period                                      0     15,632      22,600      21,150
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.870      $7.455      $5.817
Accumulation Unit Value, End of Period                                     $9.870     $7.455      $5.817      $7.515
Number of Units Outstanding, End of Period                                      0      2,872       2,872           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.532      $8.216
Accumulation Unit Value, End of Period                                    $10.320     $9.532      $8.216     $10.692
Number of Units Outstanding, End of Period                                      0     10,847      20,590      20,537
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.540      $6.229      $5.699
Accumulation Unit Value, End of Period                                     $9.540     $6.229      $5.699      $7.173
Number of Units Outstanding, End of Period                                      0      1,095       3,098       3,466
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.280     $10.524      $9.427
Accumulation Unit Value, End of Period                                    $10.280    $10.524      $9.427     $11.224
Number of Units Outstanding, End of Period                                      0          0       3,451       3,541
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.020     $10.815     $11.244
Accumulation Unit Value, End of Period                                    $10.020    $10.815     $11.244     $12.014
Number of Units Outstanding, End of Period                                      0     13,397      30,063      32,090
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.523     $10.789
Accumulation Unit Value, End of Period                                    $10.010    $10.523     $10.789     $10.867
Number of Units Outstanding, End of Period                                      0      2,790      11,646       9,583
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.020     $10.217     $10.239
Accumulation Unit Value, End of Period                                    $10.020    $10.217     $10.239     $10.156
Number of Units Outstanding, End of Period                                      0          0       6,065       6,224
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.980      $8.629      $6.590
Accumulation Unit Value, End of Period                                     $9.980     $8.629      $6.590      $8.302
Number of Units Outstanding, End of Period                                      0      2,300      17,670      21,148
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.070      $8.913      $7.914
Accumulation Unit Value, End of Period                                    $10.070     $8.913      $7.914      $9.844
Number of Units Outstanding, End of Period                                      0     16,838      39,436      39,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.140      $7.418      $5.638
Accumulation Unit Value, End of Period                                    $10.140     $7.418      $5.638      $6.518
Number of Units Outstanding, End of Period                                      0     15,501      17,202      17,738
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.540      $8.788      $7.888
Accumulation Unit Value, End of Period                                     $9.540     $8.788      $7.888     $11.633
Number of Units Outstanding, End of Period                                      0      1,255         649         648
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.830      $8.252      $5.843
Accumulation Unit Value, End of Period                                     $9.830     $8.252      $5.843      $7.192
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.200      $8.110      $6.647
Accumulation Unit Value, End of Period                                    $10.200     $8.110      $6.647      $8.346
Number of Units Outstanding, End of Period                                      0      5,712       4,909       4,736
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.319
Accumulation Unit Value, End of Period                                          -          -      $7.319     $10.224
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.848      $6.984
Accumulation Unit Value, End of Period                                    $10.320     $9.848      $6.984      $9.738
Number of Units Outstanding, End of Period                                      0      2,318       3,395         980
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.030     $11.192     $10.534
Accumulation Unit Value, End of Period                                    $10.030    $11.192     $10.534     $14.371
Number of Units Outstanding, End of Period                                      0          0         345         345
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.059
Accumulation Unit Value, End of Period                                          -          -      $8.059     $10.402
Number of Units Outstanding, End of Period                                      -          -       5,914       5,415
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.840      $6.641      $4.417
Accumulation Unit Value, End of Period                                     $9.840     $6.641      $4.417      $5.543
Number of Units Outstanding, End of Period                                      0      5,649       1,319       1,291
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.900      $7.605      $5.575
Accumulation Unit Value, End of Period                                     $9.900     $7.605      $5.575      $7.115
Number of Units Outstanding, End of Period                                      0          0         912         947
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.160      $8.752      $6.014
Accumulation Unit Value, End of Period                                    $10.160     $8.752      $6.014      $7.411
Number of Units Outstanding, End of Period                                      0      2,532       2,532           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.930      $7.645      $5.278
Accumulation Unit Value, End of Period                                     $9.930     $7.645      $5.278      $7.006
Number of Units Outstanding, End of Period                                      0          0           0         869
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.360     $10.222      $7.829
Accumulation Unit Value, End of Period                                    $10.360    $10.222      $7.829     $10.197
Number of Units Outstanding, End of Period                                      0      8,207      12,552      10,278
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.810      $7.982      $5.439
Accumulation Unit Value, End of Period                                     $9.810     $7.982      $5.439      $6.611
Number of Units Outstanding, End of Period                                      0          0           0          85
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.230      $9.431      $7.528
Accumulation Unit Value, End of Period                                    $10.230     $9.431      $7.528      $9.448
Number of Units Outstanding, End of Period                                      0      2,347       2,347           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $8.069      $6.546
Accumulation Unit Value, End of Period                                    $10.320     $8.069      $6.546      $8.289
Number of Units Outstanding, End of Period                                      0      2,833       3,124       2,972
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.301
Accumulation Unit Value, End of Period                                          -          -      $7.301     $10.766
Number of Units Outstanding, End of Period                                      -          -           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.820      $7.566      $5.477
Accumulation Unit Value, End of Period                                     $9.820     $7.566      $5.477      $6.741
Number of Units Outstanding, End of Period                                      0      2,587         890         980



For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.763     $7.511      $9.115
Accumulation Unit Value, End of Period                                     $7.511     $9.115      $9.686
Number of Units Outstanding, End of Period                                  1,721        729         729
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.979    $10.664     $11.097
Accumulation Unit Value, End of Period                                    $10.664    $11.097     $12.148
Number of Units Outstanding, End of Period                                 53,435     40,658      38,857
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.855     $7.507      $8.740
Accumulation Unit Value, End of Period                                     $7.507     $8.740      $8.972
Number of Units Outstanding, End of Period                                 73,329     40,658      23,587
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.302     $9.222      $9.877
Accumulation Unit Value, End of Period                                     $9.222     $9.877     $12.673
Number of Units Outstanding, End of Period                                 22,618     11,102       8,270
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.515     $8.333      $8.769
Accumulation Unit Value, End of Period                                     $8.333     $8.769     $10.243
Number of Units Outstanding, End of Period                                    768      1,415       1,414
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.692    $12.108     $12.687
Accumulation Unit Value, End of Period                                    $12.108    $12.687     $15.244
Number of Units Outstanding, End of Period                                 22,011     18,483       8,209
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.173     $7.763      $7.816
Accumulation Unit Value, End of Period                                     $7.763     $7.816      $8.417
Number of Units Outstanding, End of Period                                  3,619      2,136       2,152
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.224    $12.272     $12.933
Accumulation Unit Value, End of Period                                    $12.272    $12.933     $14.555
Number of Units Outstanding, End of Period                                  3,582      1,535       1,522
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $12.014    $12.457     $12.682
Accumulation Unit Value, End of Period                                    $12.457    $12.682     $13.208
Number of Units Outstanding, End of Period                                 20,752     18,809      20,068
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.867    $10.860     $10.900
Accumulation Unit Value, End of Period                                    $10.860    $10.900     $11.200
Number of Units Outstanding, End of Period                                 14,163     11,671      13,956
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.156    $10.094     $10.223
Accumulation Unit Value, End of Period                                    $10.094    $10.223     $10.539
Number of Units Outstanding, End of Period                                  7,414      8,697       6,810
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.302     $9.047      $9.327
Accumulation Unit Value, End of Period                                     $9.047     $9.327     $10.621
Number of Units Outstanding, End of Period                                 22,901     10,957       3,301
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.844    $10.706     $11.427
Accumulation Unit Value, End of Period                                    $10.706    $11.427     $12.950
Number of Units Outstanding, End of Period                                 34,113     28,478      25,606
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.518     $7.749      $8.752
Accumulation Unit Value, End of Period                                     $7.749     $8.752     $10.376
Number of Units Outstanding, End of Period                                 31,354     23,904      21,584
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.633    $14.111     $18.612
Accumulation Unit Value, End of Period                                    $14.111    $18.612     $25.151
Number of Units Outstanding, End of Period                                    832      1,442       1,240
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.192     $7.637      $8.708
Accumulation Unit Value, End of Period                                     $7.637     $8.708      $8.932
Number of Units Outstanding, End of Period                                      0        400           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.346     $9.653     $10.564
Accumulation Unit Value, End of Period                                     $9.653    $10.564     $13.026
Number of Units Outstanding, End of Period                                  5,792      4,258       3,826
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.224    $12.250     $14.191
Accumulation Unit Value, End of Period                                    $12.250    $14.191     $15.280
Number of Units Outstanding, End of Period                                    333        664       1,262
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.738    $10.995     $12.167
Accumulation Unit Value, End of Period                                    $10.995    $12.167     $14.470
Number of Units Outstanding, End of Period                                  2,089        456       1,070
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.371    $19.313     $22.275
Accumulation Unit Value, End of Period                                    $19.313    $22.275     $30.300
Number of Units Outstanding, End of Period                                    661        312         990
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.138     $12.194
Accumulation Unit Value, End of Period                                    $11.138    $12.194     $12.606
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.402    $12.069     $12.412
Accumulation Unit Value, End of Period                                    $12.069    $12.412     $14.222
Number of Units Outstanding, End of Period                                  6,312     11,014      10,255
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.543     $5.846      $6.217
Accumulation Unit Value, End of Period                                     $5.846     $6.217      $6.301
Number of Units Outstanding, End of Period                                  1,315        637         653
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.115     $7.475      $8.016
Accumulation Unit Value, End of Period                                     $7.475     $8.016      $8.396
Number of Units Outstanding, End of Period                                  1,641      1,568       1,579
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.807
Number of Units Outstanding, End of Period                                                             0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.829     $11.482
Accumulation Unit Value, End of Period                                    $10.829    $11.482     $12.586
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $7.006     $7.906      $8.696
Accumulation Unit Value, End of Period                                     $7.906     $8.696      $8.463
Number of Units Outstanding, End of Period                                    830      2,872       3,247
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.197    $11.175     $11.517
Accumulation Unit Value, End of Period                                    $11.175    $11.517     $13.276
Number of Units Outstanding, End of Period                                 11,954      6,419       6,363
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.611     $7.058      $7.987
Accumulation Unit Value, End of Period                                     $7.058     $7.987      $7.819
Number of Units Outstanding, End of Period                                     85        348         347
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.703     $10.896
Accumulation Unit Value, End of Period                                    $10.703    $10.896     $11.741
Number of Units Outstanding, End of Period                                      0        290         284
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.249     $11.262
Accumulation Unit Value, End of Period                                    $11.249    $11.262     $13.121
Number of Units Outstanding, End of Period                                  7,572      6,857       9,948
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.342
Accumulation Unit Value, End of Period                                          -    $11.342     $13.073
Number of Units Outstanding, End of Period                                      -      1,889       2,373
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.960     $11.939
Accumulation Unit Value, End of Period                                    $10.960    $11.939     $13.926
Number of Units Outstanding, End of Period                                      0        330         330
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.528     $12.513
Accumulation Unit Value, End of Period                                    $11.528    $12.513     $14.974
Number of Units Outstanding, End of Period                                      0      2,894       2,784
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.448    $10.344     $10.725
Accumulation Unit Value, End of Period                                    $10.344    $10.725     $12.249
Number of Units Outstanding, End of Period                                    917        737         737
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.289     $9.490     $10.492
Accumulation Unit Value, End of Period                                     $9.490    $10.492     $13.204
Number of Units Outstanding, End of Period                                  3,719      5,087       7,531
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.766    $13.389     $14.120
Accumulation Unit Value, End of Period                                    $13.389    $14.120     $16.320
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.741     $6.976      $7.265
Accumulation Unit Value, End of Period                                     $6.976     $7.265      $7.548
Number of Units Outstanding, End of Period                                  1,027      1,018       1,030




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.














ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.130      $7.125      $5.430
Accumulation Unit Value, End of Period                                    $10.130     $7.125      $5.430      $6.736
Number of Units Outstanding, End of Period                                      0      6,584           0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.790      $7.898
Accumulation Unit Value, End of Period                                    $10.495     $9.790      $7.898      $9.939
Number of Units Outstanding, End of Period                                 18,159     36,377      71,083      75,289
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.288      $5.650
Accumulation Unit Value, End of Period                                    $10.128     $7.288      $5.650      $6.828
Number of Units Outstanding, End of Period                                 31,703     49,917      70,133      95,253
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.417      $6.513
Accumulation Unit Value, End of Period                                    $10.401     $8.417      $6.513      $8.270
Number of Units Outstanding, End of Period                                 23,608     13,473      12,220      17,274
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $8.031      $5.801
Accumulation Unit Value, End of Period                                     $9.869     $8.031      $5.801      $7.485
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.519      $8.194
Accumulation Unit Value, End of Period                                    $10.319     $9.519      $8.194     $10.650
Number of Units Outstanding, End of Period                                 11,559     16,653      18,274      17,321
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $6.220      $5.684
Accumulation Unit Value, End of Period                                     $9.542     $6.220      $5.684      $7.144
Number of Units Outstanding, End of Period                                  5,110      3,793       1,640       1,635
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.593     $10.345      $9.402
Accumulation Unit Value, End of Period                                     $9.593    $10.345      $9.402     $11.180
Number of Units Outstanding, End of Period                                      0      1,634       1,634       1,634
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.800     $11.214
Accumulation Unit Value, End of Period                                    $10.018    $10.800     $11.214     $11.967
Number of Units Outstanding, End of Period                                      0      1,594       2,479       7,530
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.330     $10.760
Accumulation Unit Value, End of Period                                    $10.010    $10.330     $10.760     $10.824
Number of Units Outstanding, End of Period                                      0          0          66         579
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.241     $10.212
Accumulation Unit Value, End of Period                                    $10.017    $10.241     $10.212     $10.116
Number of Units Outstanding, End of Period                                      0          0       7,378      14,580
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.979      $8.617      $6.573
Accumulation Unit Value, End of Period                                     $9.979     $8.617      $6.573      $8.269
Number of Units Outstanding, End of Period                                      0        793       4,489      17,514
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $8.901      $7.893
Accumulation Unit Value, End of Period                                    $10.072     $8.901      $7.893      $9.805
Number of Units Outstanding, End of Period                                 20,031     13,653      22,795      53,168
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.140      $7.408      $5.623
Accumulation Unit Value, End of Period                                    $10.140     $7.408      $5.623      $6.493
Number of Units Outstanding, End of Period                                      0     34,512      31,969      41,789
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.326      $7.867
Accumulation Unit Value, End of Period                                     $9.538     $8.326      $7.867     $11.587
Number of Units Outstanding, End of Period                                      0          0       1,079       1,538
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.210      $5.827
Accumulation Unit Value, End of Period                                     $9.829     $8.210      $5.827      $7.164
Number of Units Outstanding, End of Period                                      0      2,081       2,079       2,075
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.099      $6.630
Accumulation Unit Value, End of Period                                    $10.199     $8.099      $6.630      $8.313
Number of Units Outstanding, End of Period                                      0      2,017         268         263
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.313
Accumulation Unit Value, End of Period                                          -          -      $7.313     $10.202
Number of Units Outstanding, End of Period                                      -          -       2,108       3,788
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.834      $6.965
Accumulation Unit Value, End of Period                                    $10.320     $9.834      $6.965      $9.699
Number of Units Outstanding, End of Period                                      0      4,883       5,129       5,253
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $11.182     $10.506
Accumulation Unit Value, End of Period                                    $10.025    $11.182     $10.506     $14.314
Number of Units Outstanding, End of Period                                      0          0         749         947
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.052
Accumulation Unit Value, End of Period                                          -          -      $8.052     $10.380
Number of Units Outstanding, End of Period                                      -          -         214       4,034
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.632      $4.406
Accumulation Unit Value, End of Period                                     $9.838     $6.632      $4.406      $5.521
Number of Units Outstanding, End of Period                                      0        616       1,150       3,077
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.896      $7.464      $5.560
Accumulation Unit Value, End of Period                                     $9.896     $7.464      $5.560      $7.087
Number of Units Outstanding, End of Period                                      0      5,678           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $8.740      $5.998
Accumulation Unit Value, End of Period                                    $10.159     $8.740      $5.998      $7.382
Number of Units Outstanding, End of Period                                      0        954         954         954
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.928      $7.639      $5.264
Accumulation Unit Value, End of Period                                     $9.928     $7.639      $5.264      $6.978
Number of Units Outstanding, End of Period                                      0          0           0       1,517
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.208      $7.808
Accumulation Unit Value, End of Period                                    $10.359    $10.208      $7.808     $10.157
Number of Units Outstanding, End of Period                                      0      2,843       5,213      10,026
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.808      $7.971      $5.424
Accumulation Unit Value, End of Period                                     $9.808     $7.971      $5.424      $6.585
Number of Units Outstanding, End of Period                                      0      1,017       1,545       1,542
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.856      $7.508
Accumulation Unit Value, End of Period                                    $10.225     $9.856      $7.508      $9.411
Number of Units Outstanding, End of Period                                      0          0           0       1,663
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.058      $6.528
Accumulation Unit Value, End of Period                                    $10.316     $8.058      $6.528      $8.257
Number of Units Outstanding, End of Period                                      0      2,709       2,709       3,068
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.295
Accumulation Unit Value, End of Period                                          -          -      $7.295     $10.743
Number of Units Outstanding, End of Period                                      -          -       2,094       2,230
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.556      $5.463
Accumulation Unit Value, End of Period                                     $9.817     $7.556      $5.463      $6.714
Number of Units Outstanding, End of Period                                      0        858         858         858


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.736     $7.471      $9.056
Accumulation Unit Value, End of Period                                     $7.471     $9.056      $9.610
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.939    $10.608     $11.025
Accumulation Unit Value, End of Period                                    $10.608    $11.025     $12.053
Number of Units Outstanding, End of Period                                 74,505     90,045      75,621
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.828     $7.467      $8.683
Accumulation Unit Value, End of Period                                     $7.467     $8.683      $8.902
Number of Units Outstanding, End of Period                                 83,819    101,797      99,627
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.270     $9.174      $9.813
Accumulation Unit Value, End of Period                                     $9.174     $9.813     $12.574
Number of Units Outstanding, End of Period                                 16,765     40,083      37,659
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.485     $8.289      $8.711
Accumulation Unit Value, End of Period                                     $8.289     $8.711     $10.163
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.650    $12.045     $12.604
Accumulation Unit Value, End of Period                                    $12.045    $12.604     $15.125
Number of Units Outstanding, End of Period                                 17,415     15,073      13,690
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.144     $7.722      $7.765
Accumulation Unit Value, End of Period                                     $7.722     $7.765      $8.352
Number of Units Outstanding, End of Period                                  1,631      1,626       2,467
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.180    $12.208     $12.849
Accumulation Unit Value, End of Period                                    $12.208    $12.849     $14.441
Number of Units Outstanding, End of Period                                  1,634          0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.967    $12.391     $12.600
Accumulation Unit Value, End of Period                                    $12.391    $12.600     $13.105
Number of Units Outstanding, End of Period                                  4,023      2,087       2,851
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.824    $10.803     $10.829
Accumulation Unit Value, End of Period                                    $10.803    $10.829     $11.113
Number of Units Outstanding, End of Period                                    636        702       5,707
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.116    $10.041     $10.157
Accumulation Unit Value, End of Period                                    $10.041    $10.157     $10.456
Number of Units Outstanding, End of Period                                 16,991     10,780      10,855
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.269     $8.999      $9.267
Accumulation Unit Value, End of Period                                     $8.999     $9.267     $10.538
Number of Units Outstanding, End of Period                                 11,128      4,486       7,205
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.805    $10.650     $11.352
Accumulation Unit Value, End of Period                                    $10.650    $11.352     $12.849
Number of Units Outstanding, End of Period                                 52,874     47,255      46,736
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.493     $7.709      $8.695
Accumulation Unit Value, End of Period                                     $7.709     $8.695     $10.295
Number of Units Outstanding, End of Period                                 42,181     41,322      29,667
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.587    $14.037     $18.491
Accumulation Unit Value, End of Period                                    $14.037    $18.491     $24.955
Number of Units Outstanding, End of Period                                  1,537      1,079       1,080
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.164     $7.597      $8.651
Accumulation Unit Value, End of Period                                     $7.597     $8.651      $8.863
Number of Units Outstanding, End of Period                                  2,073      2,071       2,069
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.313     $9.602     $10.495
Accumulation Unit Value, End of Period                                     $9.602    $10.495     $12.924
Number of Units Outstanding, End of Period                                    244      4,447       7,708
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.202    $12.207     $14.123
Accumulation Unit Value, End of Period                                    $12.207    $14.123     $15.187
Number of Units Outstanding, End of Period                                  3,718      3,520       3,528
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.699    $10.937     $12.088
Accumulation Unit Value, End of Period                                    $10.937    $12.088     $14.357
Number of Units Outstanding, End of Period                                  5,247        346       2,261
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.314    $19.212     $22.130
Accumulation Unit Value, End of Period                                    $19.212    $22.130     $30.064
Number of Units Outstanding, End of Period                                    170        161         302
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.128     $12.167
Accumulation Unit Value, End of Period                                    $11.128    $12.167     $12.562
Number of Units Outstanding, End of Period                                      0        164         152
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.380    $12.028     $12.353
Accumulation Unit Value, End of Period                                    $12.028    $12.353     $14.136
Number of Units Outstanding, End of Period                                 10,094     14,986      18,855
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.521     $5.815      $6.176
Accumulation Unit Value, End of Period                                     $5.815     $6.176      $6.251
Number of Units Outstanding, End of Period                                  3,435      2,519       1,865
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.087     $7.435      $7.964
Accumulation Unit Value, End of Period                                     $7.435     $7.964      $8.330
Number of Units Outstanding, End of Period                                      0          0       1,625
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.798
Number of Units Outstanding, End of Period                                                           306
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.819     $11.457
Accumulation Unit Value, End of Period                                    $10.819    $11.457     $12.542
Number of Units Outstanding, End of Period                                      0          0         816
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.978     $7.864      $8.640
Accumulation Unit Value, End of Period                                     $7.864     $8.640      $8.396
Number of Units Outstanding, End of Period                                  4,938     13,238       9,818
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.157    $11.116     $11.442
Accumulation Unit Value, End of Period                                    $11.116    $11.442     $13.172
Number of Units Outstanding, End of Period                                 12,137     27,779      20,831
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.585     $7.021      $7.935
Accumulation Unit Value, End of Period                                     $7.021     $7.935      $7.758
Number of Units Outstanding, End of Period                                  1,540      1,538       1,537
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.694     $10.871
Accumulation Unit Value, End of Period                                    $10.694    $10.871     $11.700
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.239     $11.236
Accumulation Unit Value, End of Period                                    $11.239    $11.236     $13.074
Number of Units Outstanding, End of Period                                  1,255      2,854       8,466
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.332
Accumulation Unit Value, End of Period                                          -    $11.332     $13.045
Number of Units Outstanding, End of Period                                      -          0         615
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.950     $11.912
Accumulation Unit Value, End of Period                                    $10.950    $11.912     $13.877
Number of Units Outstanding, End of Period                                      0          0       3,922
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.518     $12.486
Accumulation Unit Value, End of Period                                    $11.518    $12.486     $14.922
Number of Units Outstanding, End of Period                                      0      3,642       3,616
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.411    $10.290     $10.655
Accumulation Unit Value, End of Period                                    $10.290    $10.655     $12.154
Number of Units Outstanding, End of Period                                  1,588          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.257     $9.441     $10.424
Accumulation Unit Value, End of Period                                     $9.441    $10.424     $13.101
Number of Units Outstanding, End of Period                                  2,858      3,105       3,884
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.743    $13.342     $14.053
Accumulation Unit Value, End of Period                                    $13.342    $14.053     $16.221
Number of Units Outstanding, End of Period                                  2,220      2,216       2,216
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.714     $6.940      $7.218
Accumulation Unit Value, End of Period                                     $6.940     $7.218      $7.489
Number of Units Outstanding, End of Period                                    858     13,689      12,740



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER,
ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR
PERFORMANCE BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $7.122      $5.418
Accumulation Unit Value, End of Period                                    $10.129     $7.122      $5.418      $6.714
Number of Units Outstanding, End of Period                                      0        685         683         529
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.779      $7.880
Accumulation Unit Value, End of Period                                    $10.495     $9.779      $7.880      $9.906
Number of Units Outstanding, End of Period                                 11,924     26,520      68,216      70,032
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.280      $5.637
Accumulation Unit Value, End of Period                                    $10.128     $7.280      $5.637      $6.805
Number of Units Outstanding, End of Period                                  3,680     24,391      62,104      70,827
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.407      $6.498
Accumulation Unit Value, End of Period                                    $10.401     $8.407      $6.498      $8.242
Number of Units Outstanding, End of Period                                  9,466      9,998      23,556      27,735
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $8.025      $5.788
Accumulation Unit Value, End of Period                                     $9.869     $8.025      $5.788      $7.460
Number of Units Outstanding, End of Period                                      0          0           0         404
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.508      $8.176
Accumulation Unit Value, End of Period                                    $10.319     $9.508      $8.176     $10.614
Number of Units Outstanding, End of Period                                  8,932      9,555      19,240      21,539
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $6.213      $5.671
Accumulation Unit Value, End of Period                                     $9.542     $6.213      $5.671      $7.121
Number of Units Outstanding, End of Period                                  3,187      1,156       1,898       3,465
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.334      $9.381
Accumulation Unit Value, End of Period                                    $10.277    $10.334      $9.381     $11.143
Number of Units Outstanding, End of Period                                  3,460      3,291       3,223       1,835
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.788     $11.189
Accumulation Unit Value, End of Period                                    $10.018    $10.788     $11.189     $11.927
Number of Units Outstanding, End of Period                                      0     30,313      40,152      48,405
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.010     $10.322     $10.736
Accumulation Unit Value, End of Period                                    $10.010    $10.322     $10.736     $10.788
Number of Units Outstanding, End of Period                                      0          0         612           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.229     $10.189
Accumulation Unit Value, End of Period                                    $10.017    $10.229     $10.189     $10.082
Number of Units Outstanding, End of Period                                      0      8,819         512       1,799
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.908      $6.558
Accumulation Unit Value, End of Period                                     $9.978     $8.908      $6.558      $8.242
Number of Units Outstanding, End of Period                                      0          0      10,797      11,050
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.071      $8.891      $7.875
Accumulation Unit Value, End of Period                                    $10.071     $8.891      $7.875      $9.773
Number of Units Outstanding, End of Period                                  1,636     20,009      49,021      59,626
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.400      $5.610
Accumulation Unit Value, End of Period                                    $10.139     $7.400      $5.610      $6.471
Number of Units Outstanding, End of Period                                  1,818      2,088      15,213      14,147
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.314      $7.850
Accumulation Unit Value, End of Period                                     $9.538     $8.314      $7.850     $11.548
Number of Units Outstanding, End of Period                                      0          0          72       2,072
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.200      $5.814
Accumulation Unit Value, End of Period                                     $9.829     $8.200      $5.814      $7.140
Number of Units Outstanding, End of Period                                      0        272         984       3,987
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.709      $6.615
Accumulation Unit Value, End of Period                                    $10.199     $8.709      $6.615      $8.285
Number of Units Outstanding, End of Period                                      0          0          85       1,574
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.308
Accumulation Unit Value, End of Period                                          -          -      $7.308     $10.183
Number of Units Outstanding, End of Period                                      -          -           0         229
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.823      $6.950
Accumulation Unit Value, End of Period                                    $10.319     $9.823      $6.950      $9.667
Number of Units Outstanding, End of Period                                      0      4,366       5,625       6,359
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $10.823     $10.482
Accumulation Unit Value, End of Period                                    $10.025    $10.823     $10.482     $14.267
Number of Units Outstanding, End of Period                                      0      1,035       1,049         454
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.046
Accumulation Unit Value, End of Period                                          -          -      $8.046     $10.361
Number of Units Outstanding, End of Period                                      -          -       1,534       1,824
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.982      $4.396
Accumulation Unit Value, End of Period                                     $9.838     $6.982      $4.396      $5.503
Number of Units Outstanding, End of Period                                  3,527          0       2,081       4,849
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $7.592      $5.548
Accumulation Unit Value, End of Period                                     $9.895     $7.592      $5.548      $7.063
Number of Units Outstanding, End of Period                                      0          0         236         572
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.158      $8.975      $5.984
Accumulation Unit Value, End of Period                                    $10.158     $8.975      $5.984      $7.358
Number of Units Outstanding, End of Period                                      0          0          55          17
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $7.633      $5.253
Accumulation Unit Value, End of Period                                     $9.927     $7.633      $5.253      $6.955
Number of Units Outstanding, End of Period                                      0          0          60          18
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.196      $7.791
Accumulation Unit Value, End of Period                                    $10.359    $10.196      $7.791     $10.123
Number of Units Outstanding, End of Period                                      0     10,100      13,476      20,083
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.810      $8.100      $5.412
Accumulation Unit Value, End of Period                                     $9.810     $8.100      $5.412      $6.563
Number of Units Outstanding, End of Period                                    576          0          58          19
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.407      $7.491
Accumulation Unit Value, End of Period                                    $10.225     $9.407      $7.491      $9.380
Number of Units Outstanding, End of Period                                      0      1,046       1,088       1,013
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.517      $6.514
Accumulation Unit Value, End of Period                                    $10.316     $8.517      $6.514      $8.229
Number of Units Outstanding, End of Period                                      0          0          87       2,070
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.290
Accumulation Unit Value, End of Period                                          -          -      $7.290     $10.723
Number of Units Outstanding, End of Period                                      -          -           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.979      $5.450
Accumulation Unit Value, End of Period                                     $9.817     $7.979      $5.450      $6.692
Number of Units Outstanding, End of Period                                      0          0       5,560       5,951


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.714     $7.438      $9.006
Accumulation Unit Value, End of Period                                     $7.438     $9.006      $9.547
Number of Units Outstanding, End of Period                                  1,799      1,645       1,665
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.906    $10.561     $10.964
Accumulation Unit Value, End of Period                                    $10.561    $10.964     $11.973
Number of Units Outstanding, End of Period                                 70,821     87,204      56,693
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.805     $7.434      $8.635
Accumulation Unit Value, End of Period                                     $7.434     $8.635      $8.843
Number of Units Outstanding, End of Period                                 69,444    104,670      81,223
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.242     $9.133      $9.758
Accumulation Unit Value, End of Period                                     $9.133     $9.758     $12.491
Number of Units Outstanding, End of Period                                 28,315     26,626      19,381
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.460     $8.252      $8.663
Accumulation Unit Value, End of Period                                     $8.252     $8.663     $10.096
Number of Units Outstanding, End of Period                                  1,075      1,119       1,042
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.614    $11.991     $12.535
Accumulation Unit Value, End of Period                                    $11.991    $12.535     $15.025
Number of Units Outstanding, End of Period                                 25,861     25,247      12,751
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.121     $7.688      $7.722
Accumulation Unit Value, End of Period                                     $7.688     $7.722      $8.296
Number of Units Outstanding, End of Period                                  2,309      7,228       6,286
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.143    $12.154     $12.778
Accumulation Unit Value, End of Period                                    $12.154    $12.778     $14.346
Number of Units Outstanding, End of Period                                  1,835      1,835       1,835
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.927    $12.337     $12.530
Accumulation Unit Value, End of Period                                    $12.337    $12.530     $13.018
Number of Units Outstanding, End of Period                                 18,622     27,659      21,104
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.788    $10.755     $10.770
Accumulation Unit Value, End of Period                                    $10.755    $10.770     $11.040
Number of Units Outstanding, End of Period                                    191      1,211       3,513
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.082     $9.997     $10.101
Accumulation Unit Value, End of Period                                     $9.997    $10.101     $10.387
Number of Units Outstanding, End of Period                                 13,218      1,307       3,029
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.242     $8.959      $9.215
Accumulation Unit Value, End of Period                                     $8.959     $9.215     $10.468
Number of Units Outstanding, End of Period                                 14,880     14,996       4,107
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.773    $10.602     $11.289
Accumulation Unit Value, End of Period                                    $10.602    $11.289     $12.764
Number of Units Outstanding, End of Period                                 61,133     75,099      68,338
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.471     $7.675      $8.647
Accumulation Unit Value, End of Period                                     $7.675     $8.647     $10.227
Number of Units Outstanding, End of Period                                 11,092     17,619       9,285
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.548    $13.975     $18.389
Accumulation Unit Value, End of Period                                    $13.975    $18.389     $24.790
Number of Units Outstanding, End of Period                                  2,841      1,566       1,463
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.140     $7.564      $8.603
Accumulation Unit Value, End of Period                                     $7.564     $8.603      $8.804
Number of Units Outstanding, End of Period                                  2,553      5,195       5,262
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.285     $9.560     $10.437
Accumulation Unit Value, End of Period                                     $9.560    $10.437     $12.839
Number of Units Outstanding, End of Period                                  5,651      5,219       1,836
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.183    $12.171     $14.066
Accumulation Unit Value, End of Period                                    $12.171    $14.066     $15.110
Number of Units Outstanding, End of Period                                    582        545         550
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.667    $10.889     $12.021
Accumulation Unit Value, End of Period                                    $10.889    $12.021     $14.262
Number of Units Outstanding, End of Period                                  9,214      5,765       2,786
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.267    $19.127     $22.008
Accumulation Unit Value, End of Period                                    $19.127    $22.008     $29.865
Number of Units Outstanding, End of Period                                  1,937      1,901       1,809
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.120     $12.144
Accumulation Unit Value, End of Period                                    $11.120    $12.144     $12.525
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.361    $11.992     $12.304
Accumulation Unit Value, End of Period                                    $11.992    $12.304     $14.063
Number of Units Outstanding, End of Period                                  7,406     12,710       9,643
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.503     $5.789      $6.142
Accumulation Unit Value, End of Period                                     $5.789     $6.142      $6.210
Number of Units Outstanding, End of Period                                  8,506     12,432       6,726
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.063     $7.402      $7.920
Accumulation Unit Value, End of Period                                     $7.402     $7.920      $8.275
Number of Units Outstanding, End of Period                                  2,302      2,276       4,062
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.790
Number of Units Outstanding, End of Period                                                           989
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.811     $11.435
Accumulation Unit Value, End of Period                                    $10.811    $11.435     $12.505
Number of Units Outstanding, End of Period                                      0        741         741
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.955     $7.830      $8.592
Accumulation Unit Value, End of Period                                     $7.830     $8.592      $8.341
Number of Units Outstanding, End of Period                                    368        370         373
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.123    $11.067     $11.379
Accumulation Unit Value, End of Period                                    $11.067    $11.379     $13.085
Number of Units Outstanding, End of Period                                 23,653     25,611      15,549
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.563     $6.990      $7.891
Accumulation Unit Value, End of Period                                     $6.990     $7.891      $7.707
Number of Units Outstanding, End of Period                                    382        362         362
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.686     $10.851
Accumulation Unit Value, End of Period                                    $10.686    $10.851     $11.665
Number of Units Outstanding, End of Period                                      0        728         728
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.230     $11.215
Accumulation Unit Value, End of Period                                    $11.230    $11.216     $13.036
Number of Units Outstanding, End of Period                                  1,381      4,392       4,684
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.324
Accumulation Unit Value, End of Period                                          -    $11.324     $13.021
Number of Units Outstanding, End of Period                                      -          0           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.942     $11.890
Accumulation Unit Value, End of Period                                    $10.942    $11.891     $13.836
Number of Units Outstanding, End of Period                                      0      1,820       6,617
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.509     $12.462
Accumulation Unit Value, End of Period                                    $11.509    $12.462     $14.878
Number of Units Outstanding, End of Period                                      0      1,482       2,836
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.380    $10.244     $10.596
Accumulation Unit Value, End of Period                                    $10.244    $10.596     $12.073
Number of Units Outstanding, End of Period                                    967          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.229     $9.399     $10.366
Accumulation Unit Value, End of Period                                     $9.399    $10.366     $13.014
Number of Units Outstanding, End of Period                                  3,175      1,483       1,346
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.723    $13.303     $13.997
Accumulation Unit Value, End of Period                                    $13.303    $13.997     $16.138
Number of Units Outstanding, End of Period                                    897        897         897
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.692     $6.909      $7.178
Accumulation Unit Value, End of Period                                     $6.909     $7.178      $7.439
Number of Units Outstanding, End of Period                                  7,436      9,394       5,273



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $7.254      $5.412
Accumulation Unit Value, End of Period                                    $10.129     $7.254      $5.412      $6.701
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495     $10.473      $7.871
Accumulation Unit Value, End of Period                                    $10.495    $10.473      $7.871      $9.888
Number of Units Outstanding, End of Period                                      0          0           0       1,371
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.242      $5.630
Accumulation Unit Value, End of Period                                    $10.128     $7.242      $5.630      $6.793
Number of Units Outstanding, End of Period                                      0          0           0      10,363
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.774      $6.491
Accumulation Unit Value, End of Period                                    $10.401     $8.774      $6.491      $8.227
Number of Units Outstanding, End of Period                                      0          0           0         818
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $8.021      $5.781
Accumulation Unit Value, End of Period                                     $9.869     $8.021      $5.781      $7.446
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.946      $8.166
Accumulation Unit Value, End of Period                                    $10.319     $9.946      $8.166     $10.595
Number of Units Outstanding, End of Period                                      0          0           0         372
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $7.393      $5.664
Accumulation Unit Value, End of Period                                     $9.542     $7.393      $5.664      $7.108
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000    $10.277     $10.503      $9.370
Accumulation Unit Value, End of Period                                    $10.277    $10.503      $9.370     $11.123
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.591     $11.175
Accumulation Unit Value, End of Period                                    $10.018    $10.591     $11.175     $11.905
Number of Units Outstanding, End of Period                                      0          0           0       5,085
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.007     $10.318     $10.723
Accumulation Unit Value, End of Period                                    $10.007    $10.318     $10.723     $10.769
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.196     $10.177
Accumulation Unit Value, End of Period                                    $10.017    $10.196     $10.177     $10.064
Number of Units Outstanding, End of Period                                      0          0           0         821
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.904      $6.550
Accumulation Unit Value, End of Period                                     $9.978     $8.904      $6.550      $8.227
Number of Units Outstanding, End of Period                                      0          0           0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.071      $9.115      $7.866
Accumulation Unit Value, End of Period                                    $10.071     $9.115      $7.866      $9.755
Number of Units Outstanding, End of Period                                      0          0           0         740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $8.352      $5.603
Accumulation Unit Value, End of Period                                    $10.139     $8.352      $5.603      $6.459
Number of Units Outstanding, End of Period                                      0          0           0       6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.310      $7.840
Accumulation Unit Value, End of Period                                     $9.538     $8.310      $7.840     $11.527
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.235      $5.807
Accumulation Unit Value, End of Period                                     $9.829     $8.235      $5.807      $7.127
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.706      $6.607
Accumulation Unit Value, End of Period                                    $10.199     $8.706      $6.607      $8.270
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.305
Accumulation Unit Value, End of Period                                          -          -      $7.305     $10.173
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.940      $6.941
Accumulation Unit Value, End of Period                                    $10.319     $9.940      $6.941      $9.649
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $11.169     $10.469
Accumulation Unit Value, End of Period                                    $10.025    $11.169     $10.469     $14.241
Number of Units Outstanding, End of Period                                      0          0           0           0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.043
Accumulation Unit Value, End of Period                                          -          -      $8.043     $10.350
Number of Units Outstanding, End of Period                                      -          -           0           0
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.979      $4.390
Accumulation Unit Value, End of Period                                     $9.838     $6.979      $4.390      $5.493
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $7.589      $5.541
Accumulation Unit Value, End of Period                                     $9.895     $7.589      $5.541      $7.050
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.158      $8.971      $5.977
Accumulation Unit Value, End of Period                                    $10.158     $8.971      $5.977      $7.344
Number of Units Outstanding, End of Period                                      0          0           0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $7.630      $5.246
Accumulation Unit Value, End of Period                                     $9.927     $7.630      $5.246      $6.942
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.356     $10.534      $7.781
Accumulation Unit Value, End of Period                                    $10.356    $10.534      $7.781     $10.104
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.807      $8.097      $5.406
Accumulation Unit Value, End of Period                                     $9.807     $8.097      $5.406      $6.551
Number of Units Outstanding, End of Period                                      0          0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.844      $7.482
Accumulation Unit Value, End of Period                                    $10.225     $9.844      $7.482      $9.362
Number of Units Outstanding, End of Period                                      0          0           0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.514      $6.506
Accumulation Unit Value, End of Period                                    $10.316     $8.514      $6.506      $8.214
Number of Units Outstanding, End of Period                                      0          0           0           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.287
Accumulation Unit Value, End of Period                                          -          -      $7.287     $10.712
Number of Units Outstanding, End of Period                                      -          -           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.976      $5.444
Accumulation Unit Value, End of Period                                     $9.817     $7.976      $5.444      $6.680
Number of Units Outstanding, End of Period                                      0          0           0           0


For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.701     $7.420      $8.979
Accumulation Unit Value, End of Period                                     $7.420     $8.979      $9.512
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.888    $10.536     $10.931
Accumulation Unit Value, End of Period                                    $10.536    $10.931     $11.930
Number of Units Outstanding, End of Period                                  1,295      1,222       1,154
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.793     $7.416      $8.609
Accumulation Unit Value, End of Period                                     $7.416     $8.609      $8.811
Number of Units Outstanding, End of Period                                 10,252     10,153      10,064
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.227     $9.111      $9.729
Accumulation Unit Value, End of Period                                     $9.111     $9.729     $12.445
Number of Units Outstanding, End of Period                                    782        750         723
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.446     $8.232      $8.637
Accumulation Unit Value, End of Period                                     $8.232     $8.637     $10.059
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.595    $11.962     $12.497
Accumulation Unit Value, End of Period                                    $11.962    $12.497     $14.971
Number of Units Outstanding, End of Period                                    371        370         369
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.108     $7.670      $7.699
Accumulation Unit Value, End of Period                                     $7.670     $7.699      $8.266
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.123    $12.124     $12.740
Accumulation Unit Value, End of Period                                    $12.124    $12.740     $14.294
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.905    $12.307     $12.492
Accumulation Unit Value, End of Period                                    $12.307    $12.492     $12.971
Number of Units Outstanding, End of Period                                  5,048      5,011       4,975
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.769    $10.729     $10.737
Accumulation Unit Value, End of Period                                    $10.729    $10.737     $11.000
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.064     $9.972     $10.070
Accumulation Unit Value, End of Period                                     $9.972    $10.070     $10.350
Number of Units Outstanding, End of Period                                    746        670         596
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.227     $8.938      $9.188
Accumulation Unit Value, End of Period                                     $8.938     $9.188     $10.430
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.755    $10.577     $11.255
Accumulation Unit Value, End of Period                                    $10.577    $11.255     $12.718
Number of Units Outstanding, End of Period                                    740        740         740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.459     $7.656      $8.621
Accumulation Unit Value, End of Period                                     $7.656     $8.621     $10.190
Number of Units Outstanding, End of Period                                  6,026      6,026       6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.527    $13.942     $18.333
Accumulation Unit Value, End of Period                                    $13.942    $18.333     $24.700
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.127     $7.545      $8.577
Accumulation Unit Value, End of Period                                     $7.545     $8.577      $8.772
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.270     $9.537     $10.406
Accumulation Unit Value, End of Period                                     $9.537    $10.406     $12.792
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.173    $12.152     $14.036
Accumulation Unit Value, End of Period                                    $12.152    $14.036     $15.067
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.649    $10.862     $11.985
Accumulation Unit Value, End of Period                                    $10.862    $11.985     $14.211
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.241    $19.081     $21.942
Accumulation Unit Value, End of Period                                    $19.081    $21.942     $29.757
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.116     $12.132
Accumulation Unit Value, End of Period                                    $11.116    $12.132     $12.505
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.350    $11.973     $12.277
Accumulation Unit Value, End of Period                                    $11.973    $12.277     $14.024
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.493     $5.775      $6.124
Accumulation Unit Value, End of Period                                     $5.775     $6.124      $6.188
Number of Units Outstanding, End of Period                                      0          0           0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.050     $7.385      $7.896
Accumulation Unit Value, End of Period                                     $7.385     $7.896      $8.245
Number of Units Outstanding, End of Period                                      0          0           0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.785
Number of Units Outstanding, End of Period                                                             0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.807     $11.424
Accumulation Unit Value, End of Period                                    $10.807    $11.424     $12.484
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.942     $7.811      $8.566
Accumulation Unit Value, End of Period                                     $7.811     $8.566      $8.311
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.104    $11.040     $11.344
Accumulation Unit Value, End of Period                                    $11.040    $11.344     $13.038
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.551     $6.973      $7.867
Accumulation Unit Value, End of Period                                     $6.973     $7.867      $7.679
Number of Units Outstanding, End of Period                                      0          0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.682     $10.840
Accumulation Unit Value, End of Period                                    $10.682    $10.840     $11.647
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.226     $11.204
Accumulation Unit Value, End of Period                                    $11.226    $11.204     $13.014
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.314
Accumulation Unit Value, End of Period                                          -    $11.314     $12.993
Number of Units Outstanding, End of Period                                      -          0       4,583
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.938     $11.878
Accumulation Unit Value, End of Period                                    $10.938    $11.878     $13.814
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.504     $12.450
Accumulation Unit Value, End of Period                                    $11.504    $12.450     $14.854
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.362    $10.219     $10.564
Accumulation Unit Value, End of Period                                    $10.219    $10.564     $12.030
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.214     $9.376     $10.335
Accumulation Unit Value, End of Period                                     $9.376    $10.335     $12.967
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.712    $13.282     $13.966
Accumulation Unit Value, End of Period                                    $13.282    $13.966     $16.093
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.680     $6.892      $7.156
Accumulation Unit Value, End of Period                                     $6.892     $7.156      $7.413
Number of Units Outstanding, End of Period                                      0          0           0



*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                   2000       2001        2002        2003
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.129      $7.244      $5.390
Accumulation Unit Value, End of Period                                    $10.129     $7.244      $5.390      $6.661
Number of Units Outstanding, End of Period                                      0          0           0       1,847
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.495      $9.752      $7.839
Accumulation Unit Value, End of Period                                    $10.495     $9.752      $7.839      $9.828
Number of Units Outstanding, End of Period                                      0     13,010      34,183      20,007
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.128      $7.260      $5.608
Accumulation Unit Value, End of Period                                    $10.128     $7.260      $5.608      $6.751
Number of Units Outstanding, End of Period                                      0     21,280      28,648      26,500
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.401      $8.384      $6.464
Accumulation Unit Value, End of Period                                    $10.401     $8.384      $6.464      $8.177
Number of Units Outstanding, End of Period                                      0      1,081       6,524      12,549
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000     $9.869      $8.010      $5.758
Accumulation Unit Value, End of Period                                     $9.869     $8.010      $5.758      $7.401
Number of Units Outstanding, End of Period                                      0          0           0       1,439
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000    $10.319      $9.483      $8.133
Accumulation Unit Value, End of Period                                    $10.319     $9.483      $8.133     $10.531
Number of Units Outstanding, End of Period                                      0      9,479      24,369       9,468
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000     $9.542      $7.383      $5.641
Accumulation Unit Value, End of Period                                     $9.542     $7.383      $5.641      $7.065
Number of Units Outstanding, End of Period                                      0          0       3,013       1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.593     $10.488      $9.332
Accumulation Unit Value, End of Period                                     $9.593    $10.488      $9.332     $11.055
Number of Units Outstanding, End of Period                                      0          0           0       8,960
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $10.000    $10.018     $10.576     $11.130
Accumulation Unit Value, End of Period                                    $10.018    $10.576     $11.130     $11.833
Number of Units Outstanding, End of Period                                      0          0       4,182       5,233
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000    $10.007     $10.304     $10.680
Accumulation Unit Value, End of Period                                    $10.007    $10.304     $10.680     $10.703
Number of Units Outstanding, End of Period                                      0          0       2,753          66
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000    $10.017     $10.183     $10.135
Accumulation Unit Value, End of Period                                    $10.017    $10.183     $10.135     $10.003
Number of Units Outstanding, End of Period                                      0          0         390         389
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000     $9.978      $8.892      $6.523
Accumulation Unit Value, End of Period                                     $9.978     $8.892      $6.523      $8.177
Number of Units Outstanding, End of Period                                      0          0           0       1,896
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000    $10.072      $8.867      $7.834
Accumulation Unit Value, End of Period                                    $10.072     $8.867      $7.834      $9.696
Number of Units Outstanding, End of Period                                      0        996      10,041      13,255
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.139      $7.380      $5.580
Accumulation Unit Value, End of Period                                    $10.139     $7.380      $5.580      $6.420
Number of Units Outstanding, End of Period                                      0     13,036      13,436       2,852
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000     $9.538      $8.299      $7.808
Accumulation Unit Value, End of Period                                     $9.538     $8.299      $7.808     $11.458
Number of Units Outstanding, End of Period                                      0          0           0       2,080
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.829      $8.224      $5.784
Accumulation Unit Value, End of Period                                     $9.829     $8.224      $5.784      $7.084
Number of Units Outstanding, End of Period                                      0          0           0       1,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000    $10.199      $8.694      $6.580
Accumulation Unit Value, End of Period                                    $10.199     $8.694      $6.580      $8.220
Number of Units Outstanding, End of Period                                      0          0           0          25
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.295
Accumulation Unit Value, End of Period                                          -          -      $7.295     $10.139
Number of Units Outstanding, End of Period                                      -          -           0         815
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.320      $9.927      $6.913
Accumulation Unit Value, End of Period                                    $10.320     $9.927      $6.913      $9.591
Number of Units Outstanding, End of Period                                      0          0           0       4,464
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000    $10.025     $11.154     $10.427
Accumulation Unit Value, End of Period                                    $10.025    $11.154     $10.427     $14.154
Number of Units Outstanding, End of Period                                      0          0           0         723
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $8.032
Accumulation Unit Value, End of Period                                          -          -      $8.032     $10.316
Number of Units Outstanding, End of Period                                      -          -           0       1,032
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.838      $6.969      $4.373
Accumulation Unit Value, End of Period                                     $9.838     $6.969      $4.373      $5.459
Number of Units Outstanding, End of Period                                      0          0       1,362       2,229
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000     $9.895      $7.579      $5.518
Accumulation Unit Value, End of Period                                     $9.895     $7.579      $5.518      $7.007
Number of Units Outstanding, End of Period                                      0          0           0       1,791
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.159      $8.959      $5.953
Accumulation Unit Value, End of Period                                    $10.159     $8.959      $5.953      $7.300
Number of Units Outstanding, End of Period                                      0          0           0       3,110
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.927      $7.619      $5.225
Accumulation Unit Value, End of Period                                     $9.927     $7.619      $5.225      $6.900
Number of Units Outstanding, End of Period                                      0          0           0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.359     $10.519      $7.750
Accumulation Unit Value, End of Period                                    $10.359    $10.519      $7.750     $10.043
Number of Units Outstanding, End of Period                                      0          0       2,436       7,853
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000     $9.807      $8.086      $5.384
Accumulation Unit Value, End of Period                                     $9.807     $8.086      $5.384      $6.512
Number of Units Outstanding, End of Period                                      0          0           0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                    -          -           -           -
Accumulation Unit Value, End of Period                                          -          -           -           -
Number of Units Outstanding, End of Period                                      -          -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000    $10.225      $9.831      $7.451
Accumulation Unit Value, End of Period                                    $10.225     $9.831      $7.451      $9.306
Number of Units Outstanding, End of Period                                      0          0           0           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.316      $8.502      $6.479
Accumulation Unit Value, End of Period                                    $10.316     $8.502      $6.479      $8.164
Number of Units Outstanding, End of Period                                      0          0           0       1,296
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                    -          -     $10.000      $7.277
Accumulation Unit Value, End of Period                                          -          -      $7.277     $10.676
Number of Units Outstanding, End of Period                                      -          -           0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000     $9.817      $7.965      $5.421
Accumulation Unit Value, End of Period                                     $9.817     $7.965      $5.421      $6.639
Number of Units Outstanding, End of Period                                      0          0           0       1,508



For the Period Beginning January 1* and Ending December 31                   2004       2005        2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $6.661     $7.360      $8.889
Accumulation Unit Value, End of Period                                     $7.360     $8.889      $9.398
Number of Units Outstanding, End of Period                                    997      1,288       1,201
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $9.828    $10.451     $10.821
Accumulation Unit Value, End of Period                                    $10.451    $10.821     $11.787
Number of Units Outstanding, End of Period                                 41,870     42,035      15,535
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.751     $7.357      $8.523
Accumulation Unit Value, End of Period                                     $7.357     $8.523      $8.705
Number of Units Outstanding, End of Period                                 46,242     45,614      15,680
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.177     $9.038      $9.631
Accumulation Unit Value, End of Period                                     $9.038     $9.631     $12.296
Number of Units Outstanding, End of Period                                 20,517     18,875       5,937
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $7.401     $8.166      $8.551
Accumulation Unit Value, End of Period                                     $8.166     $8.551      $9.939
Number of Units Outstanding, End of Period                                    778        806         800
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.531    $11.866     $12.372
Accumulation Unit Value, End of Period                                    $11.866    $12.372     $14.791
Number of Units Outstanding, End of Period                                 18,479     17,240       4,099
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $7.065     $7.608      $7.622
Accumulation Unit Value, End of Period                                     $7.608     $7.622      $8.167
Number of Units Outstanding, End of Period                                  1,471      1,471       1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.055    $12.027     $12.612
Accumulation Unit Value, End of Period                                    $12.027    $12.612     $14.123
Number of Units Outstanding, End of Period                                  8,960      8,960       8,960
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.833    $12.208     $12.367
Accumulation Unit Value, End of Period                                    $12.208    $12.367     $12.816
Number of Units Outstanding, End of Period                                  2,307      1,928       1,006
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.703    $10.643     $10.630
Accumulation Unit Value, End of Period                                    $10.643    $10.630     $10.868
Number of Units Outstanding, End of Period                                      0          0           0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.003     $9.892      $9.969
Accumulation Unit Value, End of Period                                     $9.892     $9.969     $10.226
Number of Units Outstanding, End of Period                                  1,215      1,263       1,295
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $8.177     $8.866      $9.096
Accumulation Unit Value, End of Period                                     $8.866     $9.096     $10.305
Number of Units Outstanding, End of Period                                  1,429      2,086       1,256
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $9.696    $10.492     $11.143
Accumulation Unit Value, End of Period                                    $10.492    $11.143     $12.565
Number of Units Outstanding, End of Period                                 11,233     10,025       7,800
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $6.420     $7.595      $8.535
Accumulation Unit Value, End of Period                                     $7.595     $8.535     $10.068
Number of Units Outstanding, End of Period                                  2,500      2,499         497
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $11.458    $13.829     $18.150
Accumulation Unit Value, End of Period                                    $13.829    $18.150     $24.404
Number of Units Outstanding, End of Period                                  1,662      1,769       1,119
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $7.084     $7.485      $8.491
Accumulation Unit Value, End of Period                                     $7.485     $8.491      $8.667
Number of Units Outstanding, End of Period                                    823        859         863
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.220     $9.460     $10.302
Accumulation Unit Value, End of Period                                     $9.460    $10.302     $12.639
Number of Units Outstanding, End of Period                                     24         23          21
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $10.139    $12.087     $13.933
Accumulation Unit Value, End of Period                                    $12.087    $13.933     $14.928
Number of Units Outstanding, End of Period                                  5,338      5,315         395
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $9.591    $10.775     $11.865
Accumulation Unit Value, End of Period                                    $10.775    $11.865     $14.041
Number of Units Outstanding, End of Period                                  3,952      3,936       3,931
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $14.154    $18.928     $21.722
Accumulation Unit Value, End of Period                                    $18.928    $21.722     $29.401
Number of Units Outstanding, End of Period                                    386        310         283
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                              $10.000    $11.100     $12.091
Accumulation Unit Value, End of Period                                    $11.100    $12.091     $12.438
Number of Units Outstanding, End of Period                                      0          0           0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                              $10.316    $11.909     $12.187
Accumulation Unit Value, End of Period                                    $11.909    $12.187     $13.894
Number of Units Outstanding, End of Period                                    546        541         560
VAN KAMPEN LIT STRATEGIC GROWTH
Accumulation Unit Value, Beginning of Period                               $5.459     $5.729      $6.062
Accumulation Unit Value, End of Period                                     $5.729     $6.062      $6.113
Number of Units Outstanding, End of Period                                    543        545         546
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $7.007     $7.325      $7.817
Accumulation Unit Value, End of Period                                     $7.325     $7.817      $8.147
Number of Units Outstanding, End of Period                                  1,018      1,085       1,989
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                               $7.300     $7.570     $10.000
Accumulation Unit Value, End of Period                                     $7.570     $7.841     $10.771
Number of Units Outstanding, End of Period                                  3,110      3,110       2,558
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000    $10.792     $11.385
Accumulation Unit Value, End of Period                                    $10.792    $11.385     $12.417
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.900     $7.748      $8.480
Accumulation Unit Value, End of Period                                     $7.748     $8.480      $8.211
Number of Units Outstanding, End of Period                                      0          0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.043    $10.951     $11.231
Accumulation Unit Value, End of Period                                    $10.951    $11.231     $12.881
Number of Units Outstanding, End of Period                                  7,361      7,371       7,408
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $6.512     $6.917      $7.788
Accumulation Unit Value, End of Period                                     $6.917     $7.788      $7.587
Number of Units Outstanding, End of Period                                      0          0           0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.667     $10.803
Accumulation Unit Value, End of Period                                    $10.667    $10.803     $11.584
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.211     $11.168
Accumulation Unit Value, End of Period                                    $11.211    $11.168     $12.947
Number of Units Outstanding, End of Period                                  3,137      3,137       3,749
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                    -    $10.000     $11.304
Accumulation Unit Value, End of Period                                          -    $11.304     $12.965
Number of Units Outstanding, End of Period                                      -          0           0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $10.923     $11.838
Accumulation Unit Value, End of Period                                    $10.923    $11.838     $13.740
Number of Units Outstanding, End of Period                                      0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.000    $11.489     $12.408
Accumulation Unit Value, End of Period                                    $11.489    $12.408     $14.774
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $9.306    $10.137     $10.459
Accumulation Unit Value, End of Period                                    $10.137    $10.459     $11.886
Number of Units Outstanding, End of Period                                    595        607         636
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.164     $9.301     $10.231
Accumulation Unit Value, End of Period                                     $9.301    $10.231     $12.812
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                              $10.676    $13.211     $13.864
Accumulation Unit Value, End of Period                                    $13.211    $13.864     $15.944
Number of Units Outstanding, End of Period                                      0          0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $6.639     $6.837      $7.085
Accumulation Unit Value, End of Period                                     $6.837     $7.085      $7.324
Number of Units Outstanding, End of Period                                    853        915       1,006




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                        Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company                                                 Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                    Dated May 1, 2007
P.O. Box 80469 Lincoln, NE 68501-0469 1 (800) 654-2397


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2007, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.




PURCHASE OF CONTRACTS

Morgan Stanley & Co. Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley & Co. of $25,689,897, $39,410,626 and $32,225,579 for the years 2004, 2005, and 2006 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and related consolidated financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2006 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                                             APPENDIX A

                                                      ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000, and the Van Kampen LIT Strategic Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT  SINCE  CONTRACTS  WERE FIRST
OFFERED  WITH THE  PERFORMANCE  DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                 2000      2001      2002       2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                             $10.000    $9.670    $6.801     $5.171    $6.408
Accumulation Unit Value, End of Period                                    $9.670    $6.801    $5.171     $6.408    $7.101
Number of Units Outstanding, End of Period                               383,413   454,677    62,720    417,628   356,858
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                             $10.000   $10.675    $9.948     $8.014   $10.070
Accumulation Unit Value, End of Period                                   $10.675    $9.948    $8.014    $10.070   $10.736
Number of Units Outstanding, End of Period                               438,718 1,236,410 1,359,754  1,396,083 1,258,432
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                             $10.000    $9.521    $6.841     $5.295    $6.393
Accumulation Unit Value, End of Period                                    $9.521    $6.841    $5.295     $6.393    $6.984
Number of Units Outstanding, End of Period                             1,035,141 1,706,161 1,693,321  1,683,190 1,443,163
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                             $10.000    $9.183    $7.426     $5.742    $7.282
Accumulation Unit Value, End of Period                                    $9.183    $7.426    $5.742     $7.282    $8.070
Number of Units Outstanding, End of Period                               284,828   418,373   395,883    425,781   381,556
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                             $10.000    $8.407    $6.334     $4.934    $6.356
Accumulation Unit Value, End of Period                                    $8.407    $6.334    $4.934     $6.356    $7.032
Number of Units Outstanding, End of Period                               181,032   227,577   151,012    145,534   137,568
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                             $10.000    $9.924    $9.147     $7.866   $10.203
Accumulation Unit Value, End of Period                                    $9.924    $9.147    $7.866    $10.203   $11.526
Number of Units Outstanding, End of Period                                73,926   176,270   287,520    333,317   322,125
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                             $10.000    $6.939    $4.518     $4.124    $5.178
Accumulation Unit Value, End of Period                                    $6.939    $4.518    $4.124     $5.178    $5.589
Number of Units Outstanding, End of Period                                40,393   179,817   243,294    421,935   356,879
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                             $10.000   $10.022   $10.082     $9.143   $10.857
Accumulation Unit Value, End of Period                                   $10.022   $10.082    $9.143    $10.857   $11.844
Number of Units Outstanding, End of Period                                17,095   108,292   164,567    206,462   203,182
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                             $10.000   $10.741   $11.569    $11.999   $12.779
Accumulation Unit Value, End of Period                                   $10.741   $11.569   $11.999    $12.779   $13.230
Number of Units Outstanding, End of Period                               106,629   644,029   956,318    829,644   764,010
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                             $10.000   $10.295   $10.802    $11.048   $11.101
Accumulation Unit Value, End of Period                                   $10.295   $10.802   $11.048    $11.101   $11.066
Number of Units Outstanding, End of Period                                32,340   200,505   576,822    602,541   603,850
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                             $10.000   $10.254   $10.471    $10.429   $10.319
Accumulation Unit Value, End of Period                                   $10.254   $10.471   $10.429    $10.319   $10.230
Number of Units Outstanding, End of Period                               333,297   951,781 1,463,833    908,235   616,028
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                             $10.000    $8.952    $7.715     $5.878    $7.387
Accumulation Unit Value, End of Period                                    $8.952    $7.715    $5.878     $7.387    $8.027
Number of Units Outstanding, End of Period                               424,465 1,051,174 1,366,831  1,426,535 1,328,127
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                             $10.000    $9.915    $8.752     $7.751    $9.614
Accumulation Unit Value, End of Period                                    $9.915    $8.752    $7.751     $9.614   $10.431
Number of Units Outstanding, End of Period                               474,436   917,051 1,027,725  1,038,099   945,026
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                             $10.000   $10.122    $7.381     $5.594    $6.459
Accumulation Unit Value, End of Period                                   $10.122    $7.381    $5.594     $6.459    $7.655
Number of Units Outstanding, End of Period                               377,975   647,789   595,281    584,580   514,501
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                             $10.000    $6.381    $5.879     $5.277    $7.782
Accumulation Unit Value, End of Period                                    $6.381    $5.879    $5.277     $7.782    $9.441
Number of Units Outstanding, End of Period                                31,762    66,955   118,128    112,751   110,348
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                             $10.000    $8.329    $6.966     $4.951    $6.094
Accumulation Unit Value, End of Period                                    $8.329    $6.966    $4.951     $6.094    $6.472
Number of Units Outstanding, End of Period                               441,371   657,405   595,843    559,323   530,988
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                             $10.000    $9.047    $7.194     $5.896    $7.403
Accumulation Unit Value, End of Period                                    $9.047    $7.194    $5.896     $7.403    $8.562
Number of Units Outstanding, End of Period                                38,115   134,109   133,204    169,601   181,261
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                   -         -   $10.000     $7.319   $10.224
Accumulation Unit Value, End of Period                                         -         -    $7.319    $10.224   $12.250
Number of Units Outstanding, End of Period                                     -         -    50,957    107,052   121,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                             $10.000   $10.224    $9.755     $6.918    $9.646
Accumulation Unit Value, End of Period                                   $10.224    $9.755    $6.918     $9.646   $10.892
Number of Units Outstanding, End of Period                                88,818   432,708   600,780    583,068   557,824
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                             $10.000   $11.494   $12.439    $12.076   $16.476
Accumulation Unit Value, End of Period                                   $11.494   $12.439   $12.076    $16.476   $22.142
Number of Units Outstanding, End of Period                                25,524    72,958   131,902    139,260   126,800
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $11.138
Number of Units Outstanding, End of Period                                     -         -         -          -    23,031
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                   -         -   $10.000     $8.047   $10.369
Accumulation Unit Value, End of Period                                         -         -    $8.047    $10.369   $11.997
Number of Units Outstanding, End of Period                                     -         -   280,004    506,782   644,084
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                             $10.000    $8.123    $5.483     $3.647    $4.576
Accumulation Unit Value, End of Period                                    $8.123    $5.483    $3.647     $4.576    $4.826
Number of Units Outstanding, End of Period                               788,781   840,217   684,505    640,748   550,386
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                   -   $10.000    $8.099     $5.374    $6.727
Accumulation Unit Value, End of Period                                         -    $8.099    $5.374     $6.727    $7.077
Number of Units Outstanding, End of Period                                     -   172,187   270,543    292,764   259,756
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                             $10.000    $8.279    $6.257     $4.664    $5.952
Accumulation Unit Value, End of Period                                    $8.279    $6.257    $4.664     $5.952    $6.253
Number of Units Outstanding, End of Period                               255,570   334,318   350,929    330,297   304,454
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                   -         -         -          -         -
Accumulation Unit Value, End of Period                                         -         -         -          -         -
Number of Units Outstanding, End of Period                                     -         -         -          -         -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $10.829
Number of Units Outstanding, End of Period                                     -         -         -          -     6,246
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                             $10.000    $7.994    $6.014     $4.250    $5.641
Accumulation Unit Value, End of Period                                    $7.994    $6.014    $4.250     $5.641    $6.366
Number of Units Outstanding, End of Period                               132,881   228,473   214,930    255,157   270,886
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             $10.000   $10.235   $10.099     $7.735   $10.074
Accumulation Unit Value, End of Period                                   $10.235   $10.099    $7.735    $10.074   $11.040
Number of Units Outstanding, End of Period                               146,820 1,033,578 1,215,178  1,184,630 1,062,106
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                             $10.000    $7.973    $6.488     $4.421    $5.374
Accumulation Unit Value, End of Period                                    $7.973    $6.488    $4.421     $5.374    $5.737
Number of Units Outstanding, End of Period                               403,783   539,301   541,542    533,138   458,318
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $10.703
Number of Units Outstanding, End of Period                                     -         -         -          -     2,191
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $11.249
Number of Units Outstanding, End of Period                                     -         -         -          -    27,352
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $10.960
Number of Units Outstanding, End of Period                                     -         -         -          -     7,179
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                   -         -         -          -   $10.000
Accumulation Unit Value, End of Period                                         -         -         -          -   $11.528
Number of Units Outstanding, End of Period                                     -         -         -          -    17,571
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             $10.000   $10.556    $9.735     $7.771    $9.753
Accumulation Unit Value, End of Period                                   $10.556    $9.735    $7.771     $9.753   $10.678
Number of Units Outstanding, End of Period                                 3,293   285,053   344,419    304,659   285,760
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                             $10.000    $9.009    $7.046     $5.716    $7.239
Accumulation Unit Value, End of Period                                    $9.009    $7.046    $5.716     $7.239    $8.288
Number of Units Outstanding, End of Period                               267,159   434,350   588,980    533,525   472,533
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                   -         -   $10.000     $7.301   $10.766
Accumulation Unit Value, End of Period                                         -         -    $7.301    $10.766   $13.389
Number of Units Outstanding, End of Period                                     -         -    71,944    123,936   127,561
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                             $10.000    $8.111    $6.200     $4.488    $5.524
Accumulation Unit Value, End of Period                                    $8.111    $6.200    $4.488     $5.524    $5.716
Number of Units Outstanding, End of Period                               307,692   600,738   662,928    621,618   545,296








For the Period Beginning January 1* and Ending December 31,                       2005            2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                    $7.101          $8.587
Accumulation Unit Value, End of Period                                          $8.587          $9.108
Number of Units Outstanding, End of Period                                     352,351         333,941
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                   $10.736         $11.145
Accumulation Unit Value, End of Period                                         $11.145         $12.171
Number of Units Outstanding, End of Period                                   1,076,026         867,687
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                    $6.984          $8.113
Accumulation Unit Value, End of Period                                          $8.113          $8.307
Number of Units Outstanding, End of Period                                   1,179,382         988,392
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                                    $8.070          $8.616
Accumulation Unit Value, End of Period                                          $8.616         $11.027
Number of Units Outstanding, End of Period                                     304,520         274,133
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                    $7.032          $7.376
Accumulation Unit Value, End of Period                                          $7.376          $8.601
Number of Units Outstanding, End of Period                                     128,432         119,819
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                   $11.526         $12.058
Accumulation Unit Value, End of Period                                         $12.058         $14.449
Number of Units Outstanding, End of Period                                     326,131         285,784
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                    $5.589          $5.613
Accumulation Unit Value, End of Period                                          $5.613          $6.029
Number of Units Outstanding, End of Period                                     308,894         225,268
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                   $11.844         $12.453
Accumulation Unit Value, End of Period                                         $12.453         $13.984
Number of Units Outstanding, End of Period                                     192,707         170,479
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                   $13.230         $13.437
Accumulation Unit Value, End of Period                                         $13.437         $13.947
Number of Units Outstanding, End of Period                                     694,113         612,984
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                   $11.066         $11.069
Accumulation Unit Value, End of Period                                         $11.069         $11.346
Number of Units Outstanding, End of Period                                     490,183         416,159
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                   $10.230         $10.335
Accumulation Unit Value, End of Period                                         $10.335         $10.627
Number of Units Outstanding, End of Period                                     496,319         446,959
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                    $8.027          $8.261
Accumulation Unit Value, End of Period                                          $8.261          $9.378
Number of Units Outstanding, End of Period                                   1,139,468         954,977
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                   $10.431         $11.107
Accumulation Unit Value, End of Period                                         $11.107         $12.559
Number of Units Outstanding, End of Period                                     840,536         739,984
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                    $7.655          $8.625
Accumulation Unit Value, End of Period                                          $8.625         $10.201
Number of Units Outstanding, End of Period                                     463,318         411,299
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                    $9.441         $12.452
Accumulation Unit Value, End of Period                                         $12.452         $16.826
Number of Units Outstanding, End of Period                                     106,944         104,252
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                    $6.472          $7.379
Accumulation Unit Value, End of Period                                          $7.379          $7.569
Number of Units Outstanding, End of Period                                     367,080         301,065
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                    $8.562          $9.371
Accumulation Unit Value, End of Period                                          $9.371         $11.554
Number of Units Outstanding, End of Period                                     163,192         158,361
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                   $12.250         $14.191
Accumulation Unit Value, End of Period                                         $14.191         $15.280
Number of Units Outstanding, End of Period                                     118,192         105,867
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                   $10.892         $12.053
Accumulation Unit Value, End of Period                                         $12.053         $14.335
Number of Units Outstanding, End of Period                                     515,859         454,153
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                   $22.142         $25.538
Accumulation Unit Value, End of Period                                         $25.538         $34.738
Number of Units Outstanding, End of Period                                     112,085          98,413
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
Accumulation Unit Value, Beginning of Period                                   $11.138         $12.195
Accumulation Unit Value, End of Period                                         $12.195         $12.608
Number of Units Outstanding, End of Period                                      29,797          26,037
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                   $11.997         $12.307
Accumulation Unit Value, End of Period                                         $12.307         $14.072
Number of Units Outstanding, End of Period                                     699,360         608,840
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                    $4.826          $5.133
Accumulation Unit Value, End of Period                                          $5.133          $5.202
Number of Units Outstanding, End of Period                                     429,514         350,600
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                    $7.077          $7.506
Accumulation Unit Value, End of Period                                          $7.506          $7.590
Number of Units Outstanding, End of Period                                     203,011         182,969
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION                                                   $6.253          $6.706
Accumulation Unit Value, Beginning of Period                                    $6.706          $7.024
Accumulation Unit Value, End of Period                                         254,117         422,934
Number of Units Outstanding, End of Period
AIM V.I. CORE EQUITY                                                                           $10.000
Accumulation Unit Value, Beginning of Period                                         -         $10.808
Accumulation Unit Value, End of Period                                               -         333,459
Number of Units Outstanding, End of Period                                           -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                   $10.829         $11.483
Accumulation Unit Value, End of Period                                         $11.483         $12.587
Number of Units Outstanding, End of Period                                      14,826          15,925
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                    $6.366          $7.003
Accumulation Unit Value, End of Period                                          $7.003          $6.814
Number of Units Outstanding, End of Period                                     265,129         208,416
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                   $11.040         $11.378
Accumulation Unit Value, End of Period                                         $11.378         $13.116
Number of Units Outstanding, End of Period                                     955,381         850,938
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    $5.737          $6.492
Accumulation Unit Value, End of Period                                          $6.492          $6.356
Number of Units Outstanding, End of Period                                     435,012         386,171
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                   $10.703         $10.896
Accumulation Unit Value, End of Period                                         $10.896         $11.742
Number of Units Outstanding, End of Period                                       4,489           8,268
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                   $11.249         $11.261
Accumulation Unit Value, End of Period                                         $11.261         $13.120
Number of Units Outstanding, End of Period                                     104,600         155,445
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                   $10.960         $11.939
Accumulation Unit Value, End of Period                                         $11.939         $13.926
Number of Units Outstanding, End of Period                                      65,412         103,491
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                   $11.528         $12.514
Accumulation Unit Value, End of Period                                         $12.514         $14.975
Number of Units Outstanding, End of Period                                      72,747          82,536
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                   $10.678         $11.071
Accumulation Unit Value, End of Period                                         $11.071         $12.645
Number of Units Outstanding, End of Period                                     240,104         206,718
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                    $8.288          $9.162
Accumulation Unit Value, End of Period                                          $9.162         $11.531
Number of Units Outstanding, End of Period                                     428,281         431,954
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                   $13.389         $14.120
Accumulation Unit Value, End of Period                                         $14.120         $16.320
Number of Units Outstanding, End of Period                                     138,750         136,771
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                    $5.716          $5.953
Accumulation Unit Value, End of Period                                          $5.953          $6.185
Number of Units Outstanding, End of Period                                     390,753         331,284



*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST
OFFERED  WITH  THE  DEATH  BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31),             2000       2001       2002       2003        2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000     $9.664     $6.789     $5.156      $6.383
Accumulation Unit Value, End of Period                                 $9.664     $6.789     $5.156     $6.383      $7.066
Number of Units Outstanding, End of Period                            256,441    436,004    500,733    490,963     427,422
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000    $10.669     $9.930     $7.991     $10.030
Accumulation Unit Value, End of Period                                $10.669     $9.930     $7.991    $10.030     $10.682
Number of Units Outstanding, End of Period                            279,490    994,366  1,381,111  1,488,302   1,347,847
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000     $9.515     $6.829     $5.280      $6.368
Accumulation Unit Value, End of Period                                 $9.515     $6.829     $5.280     $6.368      $6.949
Number of Units Outstanding, End of Period                            692,900  1,351,618  1,722,405  1,791,930   1,549,931
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000     $9.178     $7.414     $5.726      $7.253
Accumulation Unit Value, End of Period                                 $9.178     $7.414     $5.726     $7.253      $8.030
Number of Units Outstanding, End of Period                            222,221    359,098    441,085    462,045     433,021
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                          $10.000     $8.402     $6.323     $4.920      $6.331
Accumulation Unit Value, End of Period                                 $8.402     $6.323     $4.920     $6.331      $6.997
Number of Units Outstanding, End of Period                            110,885    137,873    127,797    133,453     131,478
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000     $9.918     $9.131     $7.844     $10.163
Accumulation Unit Value, End of Period                                 $9.918     $9.131     $7.844    $10.163     $11.468
Number of Units Outstanding, End of Period                             34,125    173,267    358,014    446,295     481,525
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                          $10.000     $6.935     $4.510     $4.112      $5.157
Accumulation Unit Value, End of Period                                 $6.935     $4.510     $4.112     $5.157      $5.561
Number of Units Outstanding, End of Period                            139,820    213,247    335,188    642,860     540,477
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                          $10.000    $10.016    $10.065     $9.118     $10.814
Accumulation Unit Value, End of Period                                $10.016    $10.065     $9.118    $10.814     $11.785
Number of Units Outstanding, End of Period                             36,714    150,236    248,486  1,168,417   1,004,477
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                          $10.000    $10.248    $11.549    $11.965     $12.729
Accumulation Unit Value, End of Period                                $10.248    $11.549    $11.965    $12.729     $13.164
Number of Units Outstanding, End of Period                             83,975    821,947  1,812,603  1,527,428   1,301,953
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                          $10.000    $10.289    $10.783    $11.017     $11.058
Accumulation Unit Value, End of Period                                $10.289    $10.783    $11.017    $11.058     $11.011
Number of Units Outstanding, End of Period                             21,819    335,922    858,697  1,125,940     951,252
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                          $10.000    $10.248    $10.453    $10.400     $10.278
Accumulation Unit Value, End of Period                                $10.248    $10.453    $10.400    $10.278     $10.178
Number of Units Outstanding, End of Period                            322,690  1,095,666  1,597,019  1,123,944     741,890
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                          $10.000     $8.946     $7.702     $5.862      $7.358
Accumulation Unit Value, End of Period                                 $8.946     $7.702     $5.862     $7.358      $7.987
Number of Units Outstanding, End of Period                            283,453    851,343  1,585,106  2,047,393   1,910,356
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                          $10.000     $9.909     $8.837     $7.729      $9.577
Accumulation Unit Value, End of Period                                 $9.909     $8.837     $7.729     $9.577     $10.379
Number of Units Outstanding, End of Period                            456,525    932,911  1,309,753  1,377,829   1,334,249
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                          $10.000    $10.116     $7.369     $5.578      $6.433
Accumulation Unit Value, End of Period                                $10.116     $7.369     $5.578     $6.433      $7.616
Number of Units Outstanding, End of Period                            357,734    564,418    668,026    734,509     657,696
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000     $6.377     $5.869     $5.262      $7.752
Accumulation Unit Value, End of Period                                 $6.377     $5.869     $5.262     $7.752      $9.393
Number of Units Outstanding, End of Period                             78,128    125,949    172,084    144,846     150,964
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000     $8.324     $6.954     $4.937      $6.071
Accumulation Unit Value, End of Period                                 $8.324     $6.954     $4.937     $6.071      $6.439
Number of Units Outstanding, End of Period                            301,548    431,332    456,897    532,130     514,290
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                          $10.000     $9.041     $7.181     $5.880      $7.374
Accumulation Unit Value, End of Period                                 $9.041     $7.181     $5.880     $7.374      $8.519
Number of Units Outstanding, End of Period                             73,831    120,221    163,628    236,961     238,284
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                -          -    $10.000     $7.314     $10.205
Accumulation Unit Value, End of Period                                      -          -     $7.314    $10.205     $12.214
Number of Units Outstanding, End of Period                                  -          -     78,423    184,747     188,752
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                          $10.000    $10.217     $9.739     $6.899      $9.609
Accumulation Unit Value, End of Period                                $10.217     $9.739     $6.899     $9.609     $10.837
Number of Units Outstanding, End of Period                             98,471    484,236    930,000  1,028,980     936,164
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                          $10.000    $11.487    $12.418    $12.042     $16.411
Accumulation Unit Value, End of Period                                $11.487    $12.418    $12.042    $16.411     $22.031
Number of Units Outstanding, End of Period                             23,718     90,218    200,431    234,006     215,474
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $11.130
Number of Units Outstanding, End of Period                                  -          -          -          -      35,346
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                -          -    $10.000     $8.041     $10.350
Accumulation Unit Value, End of Period                                      -          -     $8.041    $10.350     $11.962
Number of Units Outstanding, End of Period                                  -          -    663,761  1,266,222   1,531,776
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                          $10.000     $8.118     $5.473     $3.637      $4.558
Accumulation Unit Value, End of Period                                 $8.118     $5.473     $3.637     $4.558      $4.802
Number of Units Outstanding, End of Period                          663,700.0    845,177    708,543    656,167     528,663
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                -    $10.000     $8.094     $5.364      $6.707
Accumulation Unit Value, End of Period                                      -     $8.094     $5.364     $6.707      $7.049
Number of Units Outstanding, End of Period                                  -    182,095    495,589    500,983     461,976
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                          $10.000     $8.273     $6.247     $4.650      $5.928
Accumulation Unit Value, End of Period                                 $8.273     $6.247     $4.650     $5.928      $6.221
Number of Units Outstanding, End of Period                            146,236    267,191    412,123    599,760     533,269
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                -          -          -          -           -
Accumulation Unit Value, End of Period                                      -          -          -          -           -
Number of Units Outstanding, End of Period                                  -          -          -          -           -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $10.821
Number of Units Outstanding, End of Period                                  -          -          -          -      17,828
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000     $7.989     $6.003     $4.238      $5.619
Accumulation Unit Value, End of Period                                 $7.989     $6.003     $4.238     $5.619      $6.334
Number of Units Outstanding, End of Period                            126,220    223,872    302,481    421,273     451,056
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                          $10.000    $10.228    $10.081     $7.713     $10.035
Accumulation Unit Value, End of Period                                $10.228    $10.081     $7.713    $10.035     $10.985
Number of Units Outstanding, End of Period                            139,161  1,024,922  1,562,496  1,690,954   1,671,288
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000     $7.968     $6.477     $4.408      $5.353
Accumulation Unit Value, End of Period                                 $7.968     $6.477     $4.408     $5.353      $5.708
Number of Units Outstanding, End of Period                            373,195    577,287    602,725    766,215     721,643
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $10.695
Number of Units Outstanding, End of Period                                  -          -          -          -      15,886
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $11.240
Number of Units Outstanding, End of Period                                  -          -          -          -      42,318
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $10.952
Number of Units Outstanding, End of Period                                  -          -          -          -      24,502
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                -          -          -          -     $10.000
Accumulation Unit Value, End of Period                                      -          -          -          -     $11.519
Number of Units Outstanding, End of Period                                  -          -          -          -      44,013
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                          $10.000    $10.549     $9.718     $7.749      $9.715
Accumulation Unit Value, End of Period                                $10.549     $9.718     $7.749     $9.715     $10.624
Number of Units Outstanding, End of Period                             59,847    313,375    545,726    744,288     591,161
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000     $9.003     $7.034     $5.700      $7.210
Accumulation Unit Value, End of Period                                 $9.003     $7.034     $5.700     $7.210      $8.246
Number of Units Outstanding, End of Period                            180,652    401,979    569,619    564,642     516,366
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                -          -    $10.000     $7.296     $10.746
Accumulation Unit Value, End of Period                                      -          -     $7.296    $10.746     $13.349
Number of Units Outstanding, End of Period                                  -          -    305,980    445,143     485,217
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                          $10.000     $8.106     $6.189     $4.475      $5.502
Accumulation Unit Value, End of Period                                 $8.106     $6.189     $4.475     $5.502      $5.688
Number of Units Outstanding, End of Period                            292,798    570,627    734,266    661,226     617,844



For the Period Beginning January 1* and Ending December 31),                 2005           2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $7.066         $8.535
Accumulation Unit Value, End of Period                                     $8.535         $9.043
Number of Units Outstanding, End of Period                                340,319        335,593
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.682        $11.077
Accumulation Unit Value, End of Period                                    $11.077        $12.084
Number of Units Outstanding, End of Period                              1,142,480      1,005,855
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $6.949         $8.063
Accumulation Unit Value, End of Period                                     $8.063         $8.248
Number of Units Outstanding, End of Period                              1,272,029      1,099,288
MORGAN STANLEY VIS EUROPEAN EQUITY
Accumulation Unit Value, Beginning of Period                               $8.030         $8.564
Accumulation Unit Value, End of Period                                     $8.564        $10.947
Number of Units Outstanding, End of Period                                387,345        369,392
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $6.997         $7.331
Accumulation Unit Value, End of Period                                     $7.331         $8.539
Number of Units Outstanding, End of Period                                115,446        100,291
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $11.468        $11.985
Accumulation Unit Value, End of Period                                    $11.985        $14.345
Number of Units Outstanding, End of Period                                470,394        430,061
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $5.561         $5.579
Accumulation Unit Value, End of Period                                     $5.579         $5.986
Number of Units Outstanding, End of Period                                384,421        299,875
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $11.785        $12.377
Accumulation Unit Value, End of Period                                    $12.377        $13.883
Number of Units Outstanding, End of Period                                798,338        652,666
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $13.164        $13.355
Accumulation Unit Value, End of Period                                    $13.355        $13.847
Number of Units Outstanding, End of Period                              1,111,321        979,647
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.011        $11.001
Accumulation Unit Value, End of Period                                    $11.001        $11.264
Number of Units Outstanding, End of Period                                829,027        774,764
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.178        $10.272
Accumulation Unit Value, End of Period                                    $10.272        $10.551
Number of Units Outstanding, End of Period                                720,117        671,275
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $7.987         $8.210
Accumulation Unit Value, End of Period                                     $8.210         $9.310
Number of Units Outstanding, End of Period                              1,700,618      1,454,502
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.379        $11.040
Accumulation Unit Value, End of Period                                    $11.040        $12.469
Number of Units Outstanding, End of Period                              1,151,169      1,028,880
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $7.616         $8.572
Accumulation Unit Value, End of Period                                     $8.572        $10.127
Number of Units Outstanding, End of Period                                538,300        463,568
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $9.393        $12.376
Accumulation Unit Value, End of Period                                    $12.376        $16.705
Number of Units Outstanding, End of Period                                163,988        163,047
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $6.439         $7.334
Accumulation Unit Value, End of Period                                     $7.334         $7.515
Number of Units Outstanding, End of Period                                436,679        320,230
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $8.519         $9.313
Accumulation Unit Value, End of Period                                     $9.313        $11.471
Number of Units Outstanding, End of Period                                200,916        193,947
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $12.214        $14.134
Accumulation Unit Value, End of Period                                    $14.134        $15.201
Number of Units Outstanding, End of Period                                200,084        170,680
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.837        $11.980
Accumulation Unit Value, End of Period                                    $11.980        $14.232
Number of Units Outstanding, End of Period                                880,280        808,535
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $22.031        $25.382
Accumulation Unit Value, End of Period                                    $25.382        $34.489
Number of Units Outstanding, End of Period                                189,199        174,366
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                              $11.130        $12.172
Accumulation Unit Value, End of Period                                    $12.172        $12.571
Number of Units Outstanding, End of Period                                 34,037         31,569
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                              $11.962        $12.257
Accumulation Unit Value, End of Period                                    $12.257        $14.000
Number of Units Outstanding, End of Period                              1,529,185      1,368,211
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                               $4.802         $5.101
Accumulation Unit Value, End of Period                                     $5.101         $5.164
Number of Units Outstanding, End of Period                                378,012        282,336
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                               $7.049         $7.468
Accumulation Unit Value, End of Period                                     $7.468         $7.543
Number of Units Outstanding, End of Period                                400,905        370,838
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $6.221         $6.665
Accumulation Unit Value, End of Period                                     $6.665         $6.973
Number of Units Outstanding, End of Period                                501,230        730,504
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -        $10.000
Accumulation Unit Value, End of Period                                          -        $10.800
Number of Units Outstanding, End of Period                                      -        376,947
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.821        $11.462
Accumulation Unit Value, End of Period                                    $11.462        $12.550
Number of Units Outstanding, End of Period                                 22,544         15,855
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $6.334         $6.960
Accumulation Unit Value, End of Period                                     $6.960         $6.765
Number of Units Outstanding, End of Period                                432,132        372,439
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.985        $11.309
Accumulation Unit Value, End of Period                                    $11.309        $13.021
Number of Units Outstanding, End of Period                              1,431,212      1,291,664
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                               $5.708         $6.452
Accumulation Unit Value, End of Period                                     $6.452         $6.310
Number of Units Outstanding, End of Period                                708,345        657,344
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                              $10.695        $10.876
Accumulation Unit Value, End of Period                                    $10.876        $11.708
Number of Units Outstanding, End of Period                                 16,833         28,331
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                              $11.240        $11.241
Accumulation Unit Value, End of Period                                    $11.241        $13.082
Number of Units Outstanding, End of Period                                108,603        217,490
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                              $10.952        $11.916
Accumulation Unit Value, End of Period                                    $11.916        $13.885
Number of Units Outstanding, End of Period                                144,079        213,727
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                              $11.519        $12.491
Accumulation Unit Value, End of Period                                    $12.491        $14.931
Number of Units Outstanding, End of Period                                134,184        177,843
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.624        $11.004
Accumulation Unit Value, End of Period                                    $11.004        $12.554
Number of Units Outstanding, End of Period                                507,798        443,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $8.246         $9.106
Accumulation Unit Value, End of Period                                     $9.106        $11.447
Number of Units Outstanding, End of Period                                533,021        515,718
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                              $13.349        $14.063
Accumulation Unit Value, End of Period                                    $14.063        $16.236
Number of Units Outstanding, End of Period                                459,194        456,712
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $5.688         $5.917
Accumulation Unit Value, End of Period                                     $5.917         $6.140
Number of Units Outstanding, End of Period                                492,552        435,359

*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.












ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST
OFFERED  WITH  THE  INCOME  BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                2000       2001       2002       2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $9.661     $6.783     $5.148     $6.369
Accumulation Unit Value, End of Period                                   $9.661     $6.783     $5.148     $6.369     $7.046
Number of Units Outstanding, End of Period                               42,754    174,685    256,420    295,950    262,263
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $10.665     $9.921     $7.979    $10.009
Accumulation Unit Value, End of Period                                  $10.665     $9.921     $7.979    $10.009    $10.653
Number of Units Outstanding, End of Period                               21,693    235,720    421,155    500,347    472,460
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $9.512     $6.823     $5.272     $6.355
Accumulation Unit Value, End of Period                                   $9.512     $6.823     $5.272     $6.355     $6.930
Number of Units Outstanding, End of Period                               85,912    365,394    584,017    663,185    624,822
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $9.175     $7.407     $5.717     $7.238
Accumulation Unit Value, End of Period                                   $9.175     $7.407     $5.717     $7.238     $8.008
Number of Units Outstanding, End of Period                               33,630    125,570    273,929    298,415    282,437
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000     $8.399     $6.317     $4.912     $6.318
Accumulation Unit Value, End of Period                                   $8.399     $6.317     $4.912     $6.318     $6.978
Number of Units Outstanding, End of Period                               29,414     52,850     75,455     95,232     82,030
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $9.914     $9.123     $7.832    $10.141
Accumulation Unit Value, End of Period                                   $9.914     $9.123     $7.832    $10.141    $11.437
Number of Units Outstanding, End of Period                                  725     71,662    195,517    283,850    346,948
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000     $6.933     $4.506     $4.106     $5.146
Accumulation Unit Value, End of Period                                   $6.933     $4.506     $4.106     $5.146     $5.546
Number of Units Outstanding, End of Period                                6,400     60,626    144,983    313,755    364,784
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000    $10.013    $10.055     $9.103    $10.791
Accumulation Unit Value, End of Period                                  $10.013    $10.055     $9.103    $10.791    $11.752
Number of Units Outstanding, End of Period                                    0     37,712     82,651    129,269    143,673
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                            $10.000    $10.730    $11.538    $11.947    $12.702
Accumulation Unit Value, End of Period                                  $10.730    $11.538    $11.947    $12.702    $13.128
Number of Units Outstanding, End of Period                               11,910    208,135    449,444    438,057    459,141
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000    $10.285    $10.773    $11.000    $11.034
Accumulation Unit Value, End of Period                                  $10.285    $10.773    $11.000    $11.034    $10.981
Number of Units Outstanding, End of Period                                8,832    139,644    562,816    651,487    590,495
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000    $10.244    $10.443    $10.384    $10.256
Accumulation Unit Value, End of Period                                  $10.244    $10.443    $10.384    $10.256    $10.151
Number of Units Outstanding, End of Period                               42,625    473,269    651,222    349,472    297,482
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000     $8.943     $7.694     $5.853     $7.342
Accumulation Unit Value, End of Period                                   $8.943     $7.694     $5.853     $7.342     $7.965
Number of Units Outstanding, End of Period                               18,563    314,650    639,982    827,234    813,625
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000     $9.905     $8.729     $7.717     $9.556
Accumulation Unit Value, End of Period                                   $9.905     $8.729     $7.717     $9.556    $10.351
Number of Units Outstanding, End of Period                               18,516    202,350    296,576    396,752    434,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000    $10.113     $7.362     $5.570     $6.420
Accumulation Unit Value, End of Period                                  $10.113     $7.362     $5.570     $6.420     $7.595
Number of Units Outstanding, End of Period                               14,072    113,013    146,863    153,059    177,833
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $6.375     $5.863     $5.254     $7.735
Accumulation Unit Value, End of Period                                   $6.375     $5.863     $5.254     $7.735     $9.367
Number of Units Outstanding, End of Period                               28,025     39,539    126,816    163,520    191,255
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $8.321     $6.947     $4.929     $6.058
Accumulation Unit Value, End of Period                                   $8.321     $6.947     $4.929     $6.058     $6.422
Number of Units Outstanding, End of Period                               28,025     66,571    157,942    255,722    246,238
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000     $9.038     $7.175     $5.871     $7.358
Accumulation Unit Value, End of Period                                   $9.038     $7.175     $5.871     $7.358     $8.496
Number of Units Outstanding, End of Period                                6,737     44,320     83,338    135,827    143,327
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000     $7.311    $10.195
Accumulation Unit Value, End of Period                                        -          -     $7.311    $10.195    $12.194
Number of Units Outstanding, End of Period                                    -          -     42,389    112,784    127,863
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000    $10.214     $9.729     $6.888     $9.588
Accumulation Unit Value, End of Period                                  $10.214     $9.729     $6.888     $9.588    $10.807
Number of Units Outstanding, End of Period                               13,153    289,059    570,396    644,672    623,287
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000    $11.483    $12.406    $12.024    $16.376
Accumulation Unit Value, End of Period                                  $11.483    $12.406    $12.024    $16.376    $21.971
Number of Units Outstanding, End of Period                                4,475     42,773    147,714    167,421    150,898
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $11.125
Number of Units Outstanding, End of Period                                    -          -          -          -     43,737
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000     $8.038    $10.339
Accumulation Unit Value, End of Period                                        -          -     $8.038    $10.339    $11.942
Number of Units Outstanding, End of Period                                    -          -    299,434    655,388    825,722
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000     $8.115     $5.468     $3.631     $4.548
Accumulation Unit Value, End of Period                                   $8.115     $5.468     $3.631     $4.548     $4.789
Number of Units Outstanding, End of Period                              196,257    281,050        261    249,079    219,439
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                  -    $10.000     $8.090     $5.359     $6.697
Accumulation Unit Value, End of Period                                        -     $8.090     $5.359     $6.697     $7.034
Number of Units Outstanding, End of Period                                    -    219,730    474,867    564,240    502,029
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            $10.000     $8.271     $6.241     $4.643     $5.916
Accumulation Unit Value, End of Period                                   $8.271     $6.241     $4.643     $5.916     $6.204
Number of Units Outstanding, End of Period                                6,211     96,658    231,645    287,723    268,632
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                  -          -          -          -          -
Accumulation Unit Value, End of Period                                        -          -          -          -          -
Number of Units Outstanding, End of Period                                    -          -          -          -          -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $10.816
Number of Units Outstanding, End of Period                                    -          -          -          -      7,239
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $7.987     $5.997     $4.232     $5.607
Accumulation Unit Value, End of Period                                   $7.987     $5.997     $4.232     $5.607     $6.317
Number of Units Outstanding, End of Period                                8,756    104,686    136,411    183,502    203,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000    $10.225    $10.072     $7.701    $10.013
Accumulation Unit Value, End of Period                                  $10.225    $10.072     $7.701    $10.013    $10.955
Number of Units Outstanding, End of Period                                7,310    426,575    770,127    815,187    739,834
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $7.965     $6.471     $4.402     $5.341
Accumulation Unit Value, End of Period                                   $7.965     $6.471     $4.402     $5.341     $5.692
Number of Units Outstanding, End of Period                               30,555    141,332    266,582    298,215    285,393
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $10.691
Number of Units Outstanding, End of Period                                    -          -          -          -      1,404
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $11.236
Number of Units Outstanding, End of Period                                    -          -          -          -     26,473
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $10.947
Number of Units Outstanding, End of Period                                    -          -          -          -     16,625
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                  -          -          -          -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -          -    $11.515
Number of Units Outstanding, End of Period                                    -          -          -          -     23,770
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000    $10.546     $9.709     $7.737     $9.694
Accumulation Unit Value, End of Period                                  $10.546     $9.709     $7.737     $9.694    $10.595
Number of Units Outstanding, End of Period                               10,484     59,852    122,668    143,446    132,544
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $9.000     $7.028     $5.691     $7.195
Accumulation Unit Value, End of Period                                   $9.000     $7.028     $5.691     $7.195     $8.223
Number of Units Outstanding, End of Period                               23,069    229,523    513,582    600,746    565,839
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000     $7.293    $10.735
Accumulation Unit Value, End of Period                                        -          -     $7.293    $10.735    $13.328
Number of Units Outstanding, End of Period                                    -          -    117,413    204,374    194,831
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000     $8.103     $6.183     $4.468     $5.490
Accumulation Unit Value, End of Period                                        8     $6.183     $4.468     $5.490     $5.672
Number of Units Outstanding, End of Period                               94,544    203,000    374,566    442,740    401,713



For the Period Beginning January 1* and Ending December 31,                        2005             2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $7.046           $8.507
Accumulation Unit Value, End of Period                                           $8.507           $9.007
Number of Units Outstanding, End of Period                                      245,674          264,786
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                    $10.653          $11.040
Accumulation Unit Value, End of Period                                          $11.040          $12.036
Number of Units Outstanding, End of Period                                      443,270          392,454
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $6.930           $8.037
Accumulation Unit Value, End of Period                                           $8.037           $8.215
Number of Units Outstanding, End of Period                                      544,766          491,332
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                                     $8.008           $8.535
Accumulation Unit Value, End of Period                                           $8.535          $10.904
Number of Units Outstanding, End of Period                                      252,518          237,294
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $6.978           $7.306
Accumulation Unit Value, End of Period                                           $7.306           $8.506
Number of Units Outstanding, End of Period                                       78,841           70,261
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                    $11.437          $11.945
Accumulation Unit Value, End of Period                                          $11.945          $14.288
Number of Units Outstanding, End of Period                                      334,877          298,429
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $5.546           $5.561
Accumulation Unit Value, End of Period                                           $5.561           $5.963
Number of Units Outstanding, End of Period                                      299,040          249,981
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                    $11.752          $12.336
Accumulation Unit Value, End of Period                                          $12.336          $13.829
Number of Units Outstanding, End of Period                                      153,296          145,993
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                    $13.128          $13.311
Accumulation Unit Value, End of Period                                          $13.311          $13.792
Number of Units Outstanding, End of Period                                      435,508          375,191
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                    $10.981          $10.965
Accumulation Unit Value, End of Period                                          $10.965          $11.220
Number of Units Outstanding, End of Period                                      516,195          403,667
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                    $10.151          $10.238
Accumulation Unit Value, End of Period                                          $10.238          $10.509
Number of Units Outstanding, End of Period                                      258,659          397,866
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $7.965           $8.183
Accumulation Unit Value, End of Period                                           $8.183           $9.274
Number of Units Outstanding, End of Period                                      709,396          595,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                    $10.351          $11.003
Accumulation Unit Value, End of Period                                          $11.003          $12.420
Number of Units Outstanding, End of Period                                      384,516          369,964
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $7.595           $8.544
Accumulation Unit Value, End of Period                                           $8.544          $10.087
Number of Units Outstanding, End of Period                                      171,227          168,602
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $9.367          $12.334
Accumulation Unit Value, End of Period                                          $12.334          $16.640
Number of Units Outstanding, End of Period                                      214,581          193,417
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $6.422           $7.309
Accumulation Unit Value, End of Period                                           $7.309           $7.485
Number of Units Outstanding, End of Period                                      225,147          247,540
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $8.496           $9.282
Accumulation Unit Value, End of Period                                           $9.282          $11.426
Number of Units Outstanding, End of Period                                      132,746          127,491
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    $12.194          $14.103
Accumulation Unit Value, End of Period                                          $14.103          $15.159
Number of Units Outstanding, End of Period                                      124,661          142,903
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                    $10.807          $11.940
Accumulation Unit Value, End of Period                                          $11.940          $14.176
Number of Units Outstanding, End of Period                                      568,527          510,550
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                    $21.971          $25.298
Accumulation Unit Value, End of Period                                          $25.298          $34.353
Number of Units Outstanding, End of Period                                      142,875          124,320
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                    $11.125          $12.161
Accumulation Unit Value, End of Period                                          $12.161          $12.551
Number of Units Outstanding, End of Period                                       36,429           32,990
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                    $11.942          $12.230
Accumulation Unit Value, End of Period                                          $12.230          $13.961
Number of Units Outstanding, End of Period                                      791,506          748,965
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                     $4.789           $5.084
Accumulation Unit Value, End of Period                                           $5.084           $5.144
Number of Units Outstanding, End of Period                                      213,137          181,432
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                     $7.034           $7.447
Accumulation Unit Value, End of Period                                           $7.447           $7.518
Number of Units Outstanding, End of Period                                      440,100          383,772
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $6.204           $6.642
Accumulation Unit Value, End of Period                                           $6.642           $6.946
Number of Units Outstanding, End of Period                                      254,069          343,531
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                          -          $10.000
Accumulation Unit Value, End of Period                                                -          $10.796
Number of Units Outstanding, End of Period                                            -          166,825
AIM V.I. MID CAP CORE EQUITY)
Accumulation Unit Value, Beginning of Period                                    $10.816          $11.450
Accumulation Unit Value, End of Period                                          $11.450          $12.529
Number of Units Outstanding, End of Period                                       13,811            9,556
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $6.317           $6.937
Accumulation Unit Value, End of Period                                           $6.937           $6.739
Number of Units Outstanding, End of Period                                      267,679          255,228
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    $10.955          $11.271
Accumulation Unit Value, End of Period                                          $11.271          $12.970
Number of Units Outstanding, End of Period                                      615,391          515,021
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     $5.692           $6.431
Accumulation Unit Value, End of Period                                           $6.431           $6.285
Number of Units Outstanding, End of Period                                      292,691          271,897
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                    $10.691          $10.865
Accumulation Unit Value, End of Period                                          $10.865          $11.688
Number of Units Outstanding, End of Period                                       12,312           13,737
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                    $11.236          $11.229
Accumulation Unit Value, End of Period                                          $11.229          $13.061
Number of Units Outstanding, End of Period                                       82,649          159,527
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                    $10.947          $11.905
Accumulation Unit Value, End of Period                                          $11.905          $13.863
Number of Units Outstanding, End of Period                                       44,544           93,180
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                    $11.515          $12.478
Accumulation Unit Value, End of Period                                          $12.478          $14.906
Number of Units Outstanding, End of Period                                      128,442          135,316
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                    $10.595          $10.967
Accumulation Unit Value, End of Period                                          $10.967          $12.505
Number of Units Outstanding, End of Period                                      122,068          117,478
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $8.223           $9.076
Accumulation Unit Value, End of Period                                           $9.076          $11.402
Number of Units Outstanding, End of Period                                      525,204          527,562
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                    $13.328          $14.032
Accumulation Unit Value, End of Period                                          $14.032          $16.191
Number of Units Outstanding, End of Period                                      190,603          185,427
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $5.672           $5.897
Accumulation Unit Value, End of Period                                           $5.897           $6.116
Number of Units Outstanding, End of Period                                      305,304          278,355


*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.





ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,               2000        2001        2002        2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                           $10.000      $9.650      $6.762      $5.122     $6.324
Accumulation Unit Value, End of Period                                  $9.650      $6.762      $5.122      $6.324     $6.982
Number of Units Outstanding, End of Period                             469,487   1,061,789   1,360,374   1,518,112  1,294,253
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                           $10.000     $10.653      $9.890      $7.938     $9.937
Accumulation Unit Value, End of Period                                 $10.653      $9.890      $7.938      $9.937    $10.556
Number of Units Outstanding, End of Period                             271,910   1,578,584   2,860,148   3,379,413  3,154,351
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                           $10.000      $9.501      $6.801      $5.244     $6.309
Accumulation Unit Value, End of Period                                  $9.501      $6.801      $5.244      $6.309     $6.867
Number of Units Outstanding, End of Period                             774,487   2,807,145   4,539,999   5,149,626  4,596,555
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                           $10.000      $9.164      $7.383      $5.688     $7.186
Accumulation Unit Value, End of Period                                  $9.164      $7.383      $5.688      $7.186     $7.935
Number of Units Outstanding, End of Period                             366,996   1,088,233   1,709,498   1,769,973  1,647,296
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                           $10.000      $8.390      $6.297      $4.877     $6.273
Accumulation Unit Value, End of Period                                  $8.390      $6.297      $4.877      $6.273     $6.914
Number of Units Outstanding, End of Period                             138,177     309,367     446,731     527,968    508,753
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                           $10.000      $9.903      $9.904      $7.792    $10.069
Accumulation Unit Value, End of Period                                  $9.903      $9.904      $7.792     $10.069    $11.333
Number of Units Outstanding, End of Period                              76,411     443,781   1,032,571   1,394,809  1,626,502
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                           $10.000      $6.925      $4.492      $4.085     $5.110
Accumulation Unit Value, End of Period                                  $6.925      $4.492      $4.085      $5.110     $5.496
Number of Units Outstanding, End of Period                              54,190     383,103     926,754   1,944,473  1,395,462
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                           $10.000     $10.001     $10.024      $9.057    $10.714
Accumulation Unit Value, End of Period                                 $10.001     $10.024      $9.057     $10.714    $11.645
Number of Units Outstanding, End of Period                              10,568     179,563     491,480     776,916    741,291
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                           $10.000     $10.718     $11.502     $11.885    $12.611
Accumulation Unit Value, End of Period                                 $10.718     $11.502     $11.885     $12.611    $13.008
Number of Units Outstanding, End of Period                              71,637   1,097,215   2,096,621   2,585,587  2,422,099
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                           $10.000     $10.274     $10.739     $10.944    $10.956
Accumulation Unit Value, End of Period                                 $10.274     $10.739     $10.944     $10.956    $10.881
Number of Units Outstanding, End of Period                              44,141     752,768   2,232,929   3,093,826  2,622,457
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                           $10.000     $10.233     $10.410     $10.330    $10.183
Accumulation Unit Value, End of Period                                 $10.233     $10.410     $10.330     $10.183    $10.058
Number of Units Outstanding, End of Period                             331,136   2,182,137   2,918,838   2,162,161  1,403,818
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                           $10.000      $8.933      $7.670      $5.823     $7.290
Accumulation Unit Value, End of Period                                  $8.933      $7.670      $5.823      $7.290     $7.893
Number of Units Outstanding, End of Period                             349,739   2,012,604   3,905,323   4,735,787  4,561,829
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                           $10.000      $9.894      $8.702      $7.678     $9.488
Accumulation Unit Value, End of Period                                  $9.894      $8.702      $7.678      $9.488    $10.257
Number of Units Outstanding, End of Period                             927,640   1,542,063   2,468,150   2,884,770  2,753,264
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                           $10.000     $10.101      $7.339      $5.541     $6.374
Accumulation Unit Value, End of Period                                 $10.101      $7.339      $5.541      $6.374     $7.526
Number of Units Outstanding, End of Period                             262,820     833,046   1,077,478   1,077,891    995,363
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                           $10.000      $6.368      $5.845      $5.227     $7.680
Accumulation Unit Value, End of Period                                  $6.368      $5.845      $5.227      $7.680     $9.282
Number of Units Outstanding, End of Period                              83,363     309,853     797,483   1,014,076  1,086,953
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                           $10.000      $8.312      $6.926      $4.904     $6.014
Accumulation Unit Value, End of Period                                  $8.312      $6.926      $4.904      $6.014     $6.363
Number of Units Outstanding, End of Period                             289,749     583,460     843,410     963,208  1,101,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                           $10.000      $9.028      $7.152      $5.840     $7.305
Accumulation Unit Value, End of Period                                  $9.028      $7.152      $5.840      $7.305     $8.419
Number of Units Outstanding, End of Period                              64,366     243,882     481,617     684,693    803,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                 -           -     $10.000      $7.301    $10.161
Accumulation Unit Value, End of Period                                       -           -      $7.301     $10.161    $12.129
Number of Units Outstanding, End of Period                                   -           -     283,317     624,223    749,018
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                           $10.000     $10.202      $9.699      $6.853     $9.520
Accumulation Unit Value, End of Period                                 $10.202      $9.699      $6.853      $9.520    $10.709
Number of Units Outstanding, End of Period                             169,809   1,402,322   3,137,440   3,453,572  3,298,103
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                           $10.000     $11.470     $12.367     $11.962    $16.260
Accumulation Unit Value, End of Period                                 $11.470     $12.367     $11.962     $16.260    $21.771
Number of Units Outstanding, End of Period                              24,307     284,418     698,197     856,824    787,430
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $11.110
Number of Units Outstanding, End of Period                                   -           -           -           -    185,623
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                 -           -     $10.000      $8.027    $10.305
Accumulation Unit Value, End of Period                                       -           -      $8.027     $10.305    $11.879
Number of Units Outstanding, End of Period                                   -           -   2,060,862   3,981,373  4,692,162
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                           $10.000      $8.106      $5.451      $3.612     $4.516
Accumulation Unit Value, End of Period                                  $8.106      $5.451      $3.612      $4.516     $4.745
Number of Units Outstanding, End of Period                           1,125,425   2,276,631   2,047,802   1,832,709  1,475,725
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                 -     $10.000      $8.080      $5.342     $6.662
Accumulation Unit Value, End of Period                                       -      $8.080      $5.342      $6.662     $6.983
Number of Units Outstanding, End of Period                                   -   1,087,677   2,448,148   2,776,672  2,487,740
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                           $10.000      $8.261      $6.221      $4.619     $5.874
Accumulation Unit Value, End of Period                                  $8.261      $6.221      $4.619      $5.874     $6.148
Number of Units Outstanding, End of Period                             149,322     879,656   1,496,142   1,627,186  1,543,912
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                 -           -           -           -          -
Accumulation Unit Value, End of Period                                       -           -           -           -          -
Number of Units Outstanding, End of Period                                   -           -           -           -          -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $10.802
Number of Units Outstanding, End of Period                                   -           -           -           -     41,109
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                           $10.000      $7.978      $5.979      $4.210     $5.567
Accumulation Unit Value, End of Period                                  $7.978      $5.979      $4.210      $5.567     $6.259
Number of Units Outstanding, End of Period                              95,260     528,503     832,952   1,079,645  1,300,828
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                           $10.000     $10.213     $10.040      $7.661     $9.942
Accumulation Unit Value, End of Period                                 $10.213     $10.040      $7.661      $9.942    $10.855
Number of Units Outstanding, End of Period                             284,825   2,415,219   4,521,368   5,085,088  4,668,739
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                           $10.000      $7.956      $6.450      $4.379     $5.303
Accumulation Unit Value, End of Period                                  $7.956      $6.450      $4.379      $5.303     $5.641
Number of Units Outstanding, End of Period                             438,221   1,128,214   1,651,117   1,756,540  1,564,218
Franklin Templeton Variable Insurance Products Trusts (Class                2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $10.677
Number of Units Outstanding, End of Period                                   -           -           -           -     42,624
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $11.220
Number of Units Outstanding, End of Period                                   -           -           -           -    144,870
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $10.932
Number of Units Outstanding, End of Period                                   -           -           -           -     92,727
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                 -           -           -           -    $10.000
Accumulation Unit Value, End of Period                                       -           -           -           -    $11.499
Number of Units Outstanding, End of Period                                   -           -           -           -    134,646
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                           $10.000     $10.534      $9.679      $7.697     $9.625
Accumulation Unit Value, End of Period                                 $10.534      $9.679      $7.697      $9.625    $10.499
Number of Units Outstanding, End of Period                              87,345     539,368     827,518     985,327    908,815
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                           $10.000      $8.990      $7.005      $5.662     $7.144
Accumulation Unit Value, End of Period                                  $8.990      $7.005      $5.662      $7.144     $8.149
Number of Units Outstanding, End of Period                             291,584   1,315,715   2,572,408   2,667,528  2,577,575
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                 -           -     $10.000      $7.283    $10.700
Accumulation Unit Value, End of Period                                       -           -      $7.283     $10.700    $13.257
Number of Units Outstanding, End of Period                                   -           -     878,033   1,294,572  1,280,419
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                           $10.000      $8.094      $6.164      $4.445     $5.451
Accumulation Unit Value, End of Period                                  $8.094      $6.164      $4.445      $5.451     $5.621
Number of Units Outstanding, End of Period                             409,032   1,324,888   2,330,221   2,485,962  2,096,307



For the Period Beginning January 1* and Ending December 31,                          2005            2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                       $6.982          $8.412
Accumulation Unit Value, End of Period                                             $8.412          $8.890
Number of Units Outstanding, End of Period                                      1,123,088       1,056,141
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.556         $10.918
Accumulation Unit Value, End of Period                                            $10.918         $11.879
Number of Units Outstanding, End of Period                                      2,941,147       2,484,631
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                       $6.867          $7.947
Accumulation Unit Value, End of Period                                             $7.947          $8.108
Number of Units Outstanding, End of Period                                      3,934,936       3,309,829
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                                       $7.935          $8.441
Accumulation Unit Value, End of Period                                             $8.441         $10.762
Number of Units Outstanding, End of Period                                      1,401,134       1,250,182
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                       $6.914          $7.225
Accumulation Unit Value, End of Period                                             $7.225          $8.395
Number of Units Outstanding, End of Period                                        458,383         397,207
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $11.333         $11.812
Accumulation Unit Value, End of Period                                            $11.812         $14.102
Number of Units Outstanding, End of Period                                      1,516,768       1,286,764
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                       $5.496          $5.499
Accumulation Unit Value, End of Period                                             $5.499          $5.885
Number of Units Outstanding, End of Period                                      1,286,402         952,543
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                      $11.645         $12.199
Accumulation Unit Value, End of Period                                            $12.199         $13.648
Number of Units Outstanding, End of Period                                        645,319         634,974
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                                      $13.008         $13.163
Accumulation Unit Value, End of Period                                            $13.163         $13.613
Number of Units Outstanding, End of Period                                      2,051,814       1,845,122
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                      $10.881         $10.843
Accumulation Unit Value, End of Period                                            $10.843         $11.074
Number of Units Outstanding, End of Period                                      2,353,613       2,062,909
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                      $10.058         $10.124
Accumulation Unit Value, End of Period                                            $10.124         $10.372
Number of Units Outstanding, End of Period                                      1,155,833       1,264,392
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                       $7.893          $8.092
Accumulation Unit Value, End of Period                                             $8.092          $9.153
Number of Units Outstanding, End of Period                                      3,977,510       3,410,096
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                      $10.257         $10.881
Accumulation Unit Value, End of Period                                            $10.881         $12.258
Number of Units Outstanding, End of Period                                      2,455,142       2,194,919
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                       $7.526          $8.449
Accumulation Unit Value, End of Period                                             $8.449          $9.956
Number of Units Outstanding, End of Period                                        955,425         863,444
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                       $9.282         $12.198
Accumulation Unit Value, End of Period                                            $12.198         $16.422
Number of Units Outstanding, End of Period                                      1,006,355         892,045
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                       $6.363          $7.228
Accumulation Unit Value, End of Period                                             $7.228          $7.387
Number of Units Outstanding, End of Period                                        985,765         961,796
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                       $8.419          $9.180
Accumulation Unit Value, End of Period                                             $9.180         $11.277
Number of Units Outstanding, End of Period                                        797,967         790,770
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      $12.129         $14.000
Accumulation Unit Value, End of Period                                            $14.000         $15.018
Number of Units Outstanding, End of Period                                        761,607         743,358
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $10.709         $11.807
Accumulation Unit Value, End of Period                                            $11.807         $13.991
Number of Units Outstanding, End of Period                                      2,998,788       2,647,402
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                      $21.771         $25.018
Accumulation Unit Value, End of Period                                            $25.018         $33.905
Number of Units Outstanding, End of Period                                        689,910         601,479
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      $11.110         $12.120
Accumulation Unit Value, End of Period                                            $12.120         $12.484
Number of Units Outstanding, End of Period                                        174,188         177,939
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      $11.879         $12.141
Accumulation Unit Value, End of Period                                            $12.141         $13.832
Number of Units Outstanding, End of Period                                      4,582,941       4,010,523
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                       $4.745          $5.028
Accumulation Unit Value, End of Period                                             $5.028          $5.077
Number of Units Outstanding, End of Period                                      1,270,965       1,003,582
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                                       $6.983          $7.379
Accumulation Unit Value, End of Period                                             $7.379          $7.434
Number of Units Outstanding, End of Period                                      2,167,218       1,907,902
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       $6.148          $6.569
Accumulation Unit Value, End of Period                                             $6.569          $6.855
Number of Units Outstanding, End of Period                                      1,391,899       1,620,505
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                                            -         $10.000
Accumulation Unit Value, End of Period                                                  -         $10.781
Number of Units Outstanding, End of Period                                              -         940,918
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.802         $11.411
Accumulation Unit Value, End of Period                                            $11.411         $12.462
Number of Units Outstanding, End of Period                                         88,723         108,969
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                       $6.259          $6.860
Accumulation Unit Value, End of Period                                             $6.860          $6.651
Number of Units Outstanding, End of Period                                      1,381,719       1,281,664
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.855         $11.146
Accumulation Unit Value, End of Period                                            $11.146         $12.801
Number of Units Outstanding, End of Period                                      4,090,295       3,434,765
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       $5.641          $6.359
Accumulation Unit Value, End of Period                                             $6.359          $6.203
Number of Units Outstanding, End of Period                                      1,465,897       1,454,980
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                      $10.677         $10.828
Accumulation Unit Value, End of Period                                            $10.828         $11.625
Number of Units Outstanding, End of Period                                         54,130          69,780
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      $11.220         $11.191
Accumulation Unit Value, End of Period                                            $11.191         $12.991
Number of Units Outstanding, End of Period                                        462,215         713,094
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      $10.932         $11.865
Accumulation Unit Value, End of Period                                            $11.865         $13.789
Number of Units Outstanding, End of Period                                        291,753         502,147
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      $11.499         $12.436
Accumulation Unit Value, End of Period                                            $12.436         $14.827
Number of Units Outstanding, End of Period                                        459,858         602,947
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.499         $10.846
Accumulation Unit Value, End of Period                                            $10.846         $12.342
Number of Units Outstanding, End of Period                                        778,357         679,235
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       $8.149          $8.975
Accumulation Unit Value, End of Period                                             $8.975         $11.254
Number of Units Outstanding, End of Period                                      2,509,433       2,358,081
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $13.257         $13.930
Accumulation Unit Value, End of Period                                            $13.930         $16.041
Number of Units Outstanding, End of Period                                      1,222,210       1,178,909
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                       $5.621          $5.832
Accumulation Unit Value, End of Period                                             $5.832          $6.037
Number of Units Outstanding, End of Period                                      1,746,200       1,344,321

*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT  SINCE  CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning June 1* and Ending December 31,            2002     2003       2004      2005      2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $8.810    $10.884   $12.026   $14.500
Accumulation Unit Value, End of Period                            $8.810  $10.884    $12.026   $14.500   $15.333
Number of Units Outstanding, End of Period                         1,460   14,520     14,544    18,613    16,861
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $8.526    $10.680   $11.353   $11.750
Accumulation Unit Value, End of Period                            $8.526  $10.680    $11.353   $11.750   $12.794
Number of Units Outstanding, End of Period                        11,360   27,358     32,517    32,668    37,727
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $8.724    $10.502   $11.438   $13.248
Accumulation Unit Value, End of Period                            $8.724  $10.502    $11.438   $13.248   $13.525
Number of Units Outstanding, End of Period                         4,253   15,879     10,719     9,644     8,340
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $8.298    $10.491   $11.592   $12.340
Accumulation Unit Value, End of Period                            $8.298  $10.491    $11.592   $12.340   $15.745
Number of Units Outstanding, End of Period                         5,681   13,996     15,565    10,959     7,264
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000   $8.580    $11.021   $12.157   $12.712
Accumulation Unit Value, End of Period                            $8.580  $11.021    $12.157   $12.712   $14.780
Number of Units Outstanding, End of Period                             0        0          0         0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $8.605    $11.128   $12.533   $13.073
Accumulation Unit Value, End of Period                            $8.605  $11.128    $12.533   $13.073   $15.617
Number of Units Outstanding, End of Period                             0   24,624     41,010    39,208    38,157
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000   $9.613    $12.034   $12.952   $12.969
Accumulation Unit Value, End of Period                            $9.613  $12.034    $12.952   $12.969   $13.888
Number of Units Outstanding, End of Period                             0    5,800     10,504    10,655     7,771
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000   $9.367    $11.089   $12.061   $12.643
Accumulation Unit Value, End of Period                            $9.367  $11.089    $12.061   $12.643   $14.155
Number of Units Outstanding, End of Period                             0       74         54        54     1,244
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000  $10.403    $11.046   $11.401   $11.545
Accumulation Unit Value, End of Period                           $10.403  $11.046    $11.401   $11.545   $11.948
Number of Units Outstanding, End of Period                        10,374   35,489     54,275    53,107    45,648
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000  $10.130    $10.148   $10.086   $10.058
Accumulation Unit Value, End of Period                           $10.130  $10.148    $10.086   $10.058   $10.279
Number of Units Outstanding, End of Period                        19,719  109,392    144,023   141,441   130,042
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000   $9.959     $9.824    $9.711    $9.781
Accumulation Unit Value, End of Period                            $9.959   $9.824     $9.711    $9.781   $10.028
Number of Units Outstanding, End of Period                         2,992   52,417     43,132    50,449    55,783
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000   $9.051    $11.340   $12.287   $12.606
Accumulation Unit Value, End of Period                            $9.051  $11.340    $12.287   $12.606   $14.268
Number of Units Outstanding, End of Period                        71,676  184,051    217,300   228,608   231,991
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000   $9.423    $11.652   $12.605   $13.382
Accumulation Unit Value, End of Period                            $9.423  $11.652    $12.605   $13.382   $15.085
Number of Units Outstanding, End of Period                         3,207    5,236      5,148     5,148     5,337
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000   $9.317    $10.724   $12.672   $14.235
Accumulation Unit Value, End of Period                            $9.317  $10.724    $12.672   $14.235   $16.786
Number of Units Outstanding, End of Period                             0      661      1,030     1,029     1,029
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $8.882    $13.059   $15.794   $20.769
Accumulation Unit Value, End of Period                            $8.882  $13.059    $15.794   $20.769   $27.982
Number of Units Outstanding, End of Period                         3,795   23,359     28,697    32,078    14,039
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $8.919    $10.946   $11.589   $13.174
Accumulation Unit Value, End of Period                            $8.919  $10.946    $11.589   $13.174   $13.473
Number of Units Outstanding, End of Period                           681    2,161      7,985     2,181     2,223
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000   $8.432    $10.554   $12.171   $13.280
Accumulation Unit Value, End of Period                            $8.432  $10.554    $12.171   $13.280   $16.326
Number of Units Outstanding, End of Period                         1,404    9,112      7,219     7,003     8,711
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $8.683    $12.092   $14.445   $16.684
Accumulation Unit Value, End of Period                            $8.683  $12.092    $14.445   $16.684   $17.910
Number of Units Outstanding, End of Period                         3,899   11,541      9,076     8,638     7,873
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                     $10.000   $8.855    $12.310   $13.857   $15.289
Accumulation Unit Value, End of Period                            $8.855  $12.310    $13.857   $15.289   $18.129
Number of Units Outstanding, End of Period                        17,921   43,340     50,152    47,142    40,961
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000   $8.930    $12.147   $16.276   $18.716
Accumulation Unit Value, End of Period                            $8.930  $12.147    $16.276   $18.716   $25.383
Number of Units Outstanding, End of Period                         5,972   16,596     20,596    17,696     7,888
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $11.116   $12.132
Accumulation Unit Value, End of Period                                 -        -    $11.116   $12.132   $12.505
Number of Units Outstanding, End of Period                             -        -     26,597    26,597    26,597
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                     $10.000   $9.108    $11.700   $13.497   $13.804
Accumulation Unit Value, End of Period                            $9.108  $11.700    $13.497   $13.804   $15.737
Number of Units Outstanding, End of Period                        36,039   76,351     88,146    88,766    29,247
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                     $10.000   $8.379    $10.482   $11.022   $11.687
Accumulation Unit Value, End of Period                            $8.379  $10.482    $11.022   $11.687   $11.809
Number of Units Outstanding, End of Period                           356      545        545       545       545
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                     $10.000   $8.369    $10.444   $10.955   $11.585
Accumulation Unit Value, End of Period                            $8.369  $10.444    $10.955   $11.585   $11.679
Number of Units Outstanding, End of Period                           481    5,295      7,292     8,243     9,841
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000   $9.021    $11.479   $12.023   $12.856
Accumulation Unit Value, End of Period                            $9.021  $11.479    $12.023   $12.856   $13.425
Number of Units Outstanding, End of Period                         1,495    5,864     10,342    10,091    12,286
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                           -        -          -         -   $10.000
Accumulation Unit Value, End of Period                                 -        -          -         -   $10.786
Number of Units Outstanding, End of Period                             -        -          -         -         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $10.807   $11.424
Accumulation Unit Value, End of Period                                 -        -    $10.807   $11.424   $12.484
Number of Units Outstanding, End of Period                             -        -          0         0         0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.003    $11.913   $13.404   $14.700
Accumulation Unit Value, End of Period                            $9.003  $11.913    $13.404   $14.700   $14.262
Number of Units Outstanding, End of Period                           680    7,194      7,036    10,544     7,069
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $9.059    $11.764   $12.853   $13.208
Accumulation Unit Value, End of Period                            $9.059  $11.764    $12.853   $13.208   $15.179
Number of Units Outstanding, End of Period                         7,678   31,399     27,801    29,082    23,383
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $8.939    $10.833   $11.530   $13.009
Accumulation Unit Value, End of Period                            $8.939  $10.833    $11.530   $13.009   $12.698
Number of Units Outstanding, End of Period                           948    3,075      5,468     7,705    12,062
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $10.682   $10.840
Accumulation Unit Value, End of Period                                 -        -    $10.682   $10.840   $11.647
Number of Units Outstanding, End of Period                             -        -          0         0         0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $11.226   $11.204
Accumulation Unit Value, End of Period                                 -        -    $11.226   $11.204   $13.014
Number of Units Outstanding, End of Period                             -        -          0         0         0
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $10.938   $11.878
Accumulation Unit Value, End of Period                                 -        -    $10.938   $11.878   $13.814
Number of Units Outstanding, End of Period                             -        -          0         0       211
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                           -        -    $10.000   $11.504   $12.450
Accumulation Unit Value, End of Period                                 -        -    $11.504   $12.450   $14.854
Number of Units Outstanding, End of Period                             -        -      2,061    39,960   120,687
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $8.994    $11.255   $12.285   $12.700
Accumulation Unit Value, End of Period                            $8.994  $11.255    $12.285   $12.700   $14.462
Number of Units Outstanding, End of Period                         3,357    4,186        806       812       806
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $8.497    $10.729   $12.247   $13.499
Accumulation Unit Value, End of Period                            $8.497  $10.729    $12.247   $13.499   $16.937
Number of Units Outstanding, End of Period                        18,950   35,752     39,815     9,962    13,059
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                     $10.000   $8.034    $11.811   $14.645   $15.399
Accumulation Unit Value, End of Period                            $8.034  $11.811    $14.645   $15.399   $17.744
Number of Units Outstanding, End of Period                         5,825   16,810     13,208    12,544    11,757
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000   $8.981    $11.021   $11.371   $11.807
Accumulation Unit Value, End of Period                            $8.981  $11.021    $11.371   $11.807   $12.230
Number of Units Outstanding, End of Period                        24,064   46,604     53,005    47,533    46,247

*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)


For the Period Beginning January 1* and Ending
December 31,                                                  2001     2002     2003      2004     2005     2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period               $10.000   $9.360   $6.965    $8.612   $9.523  $11.491
Accumulation Unit Value, End of Period                      $9.364   $6.965   $8.612    $9.523  $11.491  $12.161
Number of Units Outstanding, End of Period                       0        0       95         0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period               $10.000   $9.307   $7.482    $9.380   $9.979  $10.337
Accumulation Unit Value, End of Period                      $9.307   $7.482   $9.380    $9.979  $10.337  $11.263
Number of Units Outstanding, End of Period                  18,107   14,726   14,740    14,274   13,243   11,839
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period               $10.000   $9.215   $7.116    $8.574   $9.345  $10.832
Accumulation Unit Value, End of Period                      $9.215   $7.116   $8.574    $9.345  $10.832  $11.067
Number of Units Outstanding, End of Period                   3,911    4,067    4,052     4,097    4,083    4,068
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period               $10.000   $9.973   $7.369    $9.324  $10.311  $10.985
Accumulation Unit Value, End of Period                      $9.973   $7.369   $9.324   $10.311  $10.985  $14.027
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period               $10.000   $9.697   $6.974    $8.965   $9.897  $10.357
Accumulation Unit Value, End of Period                      $9.697   $6.974   $8.965    $9.897  $10.357  $12.051
Number of Units Outstanding, End of Period                       0    3,143    2,650     2,239    1,859    1,094
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period               $10.000  $10.132   $8.308   $10.752  $12.120  $12.652
Accumulation Unit Value, End of Period                     $10.132   $8.308  $10.752   $12.120  $12.652  $15.126
Number of Units Outstanding, End of Period                       0      314      381       408        0        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period               $10.000   $9.193   $7.027    $8.803   $9.482   $9.502
Accumulation Unit Value, End of Period                      $9.193   $7.027   $8.803    $9.482   $9.502  $10.184
Number of Units Outstanding, End of Period                       0    2,147    2,101     1,965    1,935    1,908
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period               $10.000   $9.623   $8.708   $10.317  $11.231  $11.782
Accumulation Unit Value, End of Period                      $9.623   $8.708  $10.317   $11.231  $11.782  $13.201
Number of Units Outstanding, End of Period                   8,565    8,563    8,562     8,154    7,884    6,802
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period               $10.000  $10.417  $10.780   $11.456  $11.834  $11.993
Accumulation Unit Value, End of Period                     $10.417  $10.780  $11.456   $11.834  $11.993  $12.421
Number of Units Outstanding, End of Period                  10,593   11,909   11,914    12,107   11,206   11,206
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period               $10.000  $10.270  $10.486   $10.513  $10.457  $10.437
Accumulation Unit Value, End of Period                     $10.275  $10.486  $10.513   $10.457  $10.437  $10.674
Number of Units Outstanding, End of Period                     173    1,892    1,905     1,933    1,106    1,106
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period               $10.000  $10.049   $9.987    $9.860   $9.753   $9.832
Accumulation Unit Value, End of Period                     $10.049   $9.987   $9.860    $9.753   $9.832  $10.088
Number of Units Outstanding, End of Period                  19,173   19,165   19,118    17,724   17,724   17,724
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period               $10.000   $9.444   $7.180    $9.003   $9.762  $10.024
Accumulation Unit Value, End of Period                      $9.444   $7.180   $9.003    $9.762  $10.024  $11.355
Number of Units Outstanding, End of Period                       0    6,894    6,370     4,062    3,650    2,854
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period               $10.000   $9.784   $8.420   $10.421  $11.282  $11.987
Accumulation Unit Value, End of Period                      $9.784   $8.420  $10.421   $11.282  $11.987  $13.524
Number of Units Outstanding, End of Period                       0    6,826    6,773     1,137    1,137    1,137
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period               $10.000   $8.305   $6.280    $7.235   $8.556   $9.619
Accumulation Unit Value, End of Period                      $8.305   $6.280   $7.235    $8.556   $9.619  $11.352
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period               $10.000   $9.258   $8.743   $12.866  $15.572  $20.494
Accumulation Unit Value, End of Period                      $9.258   $8.743  $12.866   $15.572  $20.494  $27.634
Number of Units Outstanding, End of Period                       0        0       64         0        0       88
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period               $10.000   $9.674   $6.829    $8.388   $8.888  $10.111
Accumulation Unit Value, End of Period                      $9.674   $6.829   $8.388    $8.888  $10.111  $10.349
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period               $10.000   $9.789   $7.437    $9.317  $10.752  $11.742
Accumulation Unit Value, End of Period                      $9.789   $7.437   $9.317   $10.752  $11.742  $14.446
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -  $10.000   $7.309   $10.187  $12.178  $14.077
Accumulation Unit Value, End of Period                           -   $7.309  $10.187   $12.178  $14.077  $15.124
Number of Units Outstanding, End of Period                       -        0        0         0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period               $10.000   $9.852   $6.972    $9.700  $10.928  $12.066
Accumulation Unit Value, End of Period                      $9.852   $6.972   $9.700   $10.928  $12.066  $14.319
Number of Units Outstanding, End of Period                   1,569    8,009    6,585     3,462    3,432    3,405
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period               $10.000  $10.584   $9.931   $13.519  $18.129  $20.864
Accumulation Unit Value, End of Period                     $10.584   $9.931  $13.519   $18.129  $20.864  $28.318
Number of Units Outstanding, End of Period                       0      487      501       406      385      366
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $11.122  $12.148
Accumulation Unit Value, End of Period                           -        -        -   $11.122  $12.148  $12.532
Number of Units Outstanding, End of Period                       -        -        -         0        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                     -  $10.000   $8.035   $10.331  $11.927  $12.208
Accumulation Unit Value, End of Period                           -   $8.035  $10.331   $11.927  $12.208  $13.929
Number of Units Outstanding, End of Period                       -        0    2,394         0      666    1,106
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period               $10.000   $9.250   $5.825    $7.293   $7.675   $8.144
Accumulation Unit Value, End of Period                      $9.250   $5.825   $7.293    $7.675   $8.144   $8.236
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period               $10.000   $9.240   $5.802    $7.246   $7.607   $8.051
Accumulation Unit Value, End of Period                      $9.246   $5.802   $7.246    $7.607   $8.051   $8.123
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period               $10.000   $9.392   $6.864    $8.741   $9.163   $9.805
Accumulation Unit Value, End of Period                      $9.392   $6.864   $8.741    $9.163   $9.805  $10.248
Number of Units Outstanding, End of Period                       0        0        0         0        0    1,009
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -        -        -         -        -  $10.000
Accumulation Unit Value, End of Period                           -        -        -         -        -  $10.792
Number of Units Outstanding, End of Period                       -        -        -         -        -    1,217
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $10.813  $11.439
Accumulation Unit Value, End of Period                           -        -        -   $10.813  $11.439  $12.511
Number of Units Outstanding, End of Period                       -        -        -         0        0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period               $10.000   $9.350   $6.436    $8.523   $9.597  $10.533
Accumulation Unit Value, End of Period                      $9.350   $6.436   $8.523    $9.597  $10.533  $10.228
Number of Units Outstanding, End of Period                       0        0        0         0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $10.000   $9.516   $7.272    $9.451  $10.334  $10.628
Accumulation Unit Value, End of Period                      $9.516   $7.272   $9.451   $10.334  $10.628  $12.224
Number of Units Outstanding, End of Period                   1,576    9,421    4,607     2,082    2,054    2,028
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period               $10.000   $9.474   $6.332    $7.680   $8.181   $9.237
Accumulation Unit Value, End of Period                      $9.474   $6.332   $7.680    $8.181   $9.237   $9.024
Number of Units Outstanding, End of Period                       0   11,533    5,544     2,336    1,885    1,030
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $10.687  $10.856
Accumulation Unit Value, End of Period                           -        -        -   $10.687  $10.856  $11.673
Number of Units Outstanding, End of Period                       -        -        -         0      907      755
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $11.232  $11.220
Accumulation Unit Value, End of Period                           -        -        -   $11.232  $11.220  $13.044
Number of Units Outstanding, End of Period                       -        -        -         0      876      720
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $10.944  $11.894
Accumulation Unit Value, End of Period                           -        -        -   $10.944  $11.894  $13.843
Number of Units Outstanding, End of Period                       -        -        -         0        0        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                     -        -        -   $10.000  $11.511  $12.468
Accumulation Unit Value, End of Period                           -        -        -   $11.511  $12.468  $14.887
Number of Units Outstanding, End of Period                       -        -        -         0      341      158
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $10.000   $9.450   $7.526    $9.425  $10.296  $10.652
Accumulation Unit Value, End of Period                      $9.450   $7.526   $9.425   $10.296  $10.652  $12.140
Number of Units Outstanding, End of Period                  15,899   20,229   18,317    14,368   13,625   11,492
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period               $10.000   $9.174   $7.426    $9.383  $10.719  $11.825
Accumulation Unit Value, End of Period                      $9.174   $7.426   $9.383   $10.719  $11.825  $14.849
Number of Units Outstanding, End of Period                       0    5,907    4,009       179      170      161
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                     -  $10.000   $7.291   $10.726  $13.310  $14.007
Accumulation Unit Value, End of Period                           -   $7.291  $10.726   $13.310  $14.007  $16.153
Number of Units Outstanding, End of Period                       -    2,623    2,600     2,646    2,586    2,375
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period               $10.000   $9.630   $6.581    $8.082   $8.346   $8.672
Accumulation Unit Value, End of Period                      $9.632   $6.581   $8.082    $8.346   $8.672   $8.990
Number of Units Outstanding, End of Period                       0      369      452       490      479        0

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending
December 31,                                                2001      2002     2003      2004      2005     2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.175   $6.951    $8.584    $9.480  $11.424
Accumulation Unit Value, End of Period                    $9.175    $6.951   $8.584    $9.480   $11.424  $12.074
Number of Units Outstanding, End of Period                 3,973     2,316    1,503     1,222     1,110    1,039
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.301   $7.467    $9.349    $9.933  $10.276
Accumulation Unit Value, End of Period                    $9.301    $7.467   $9.349    $9.933   $10.276  $11.183
Number of Units Outstanding, End of Period                16,151    18,848   20,763    19,616     9,307    7,345
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.200   $7.102    $8.545    $9.302  $10.769
Accumulation Unit Value, End of Period                    $9.208    $7.102   $8.545    $9.302   $10.769  $10.988
Number of Units Outstanding, End of Period                22,051    23,263   23,537    21,461     9,432    9,364
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.545   $7.354    $9.293   $10.264  $10.920
Accumulation Unit Value, End of Period                    $9.545    $7.354   $9.293   $10.264   $10.920  $13.927
Number of Units Outstanding, End of Period                10,888    12,537   13,535    13,451     2,830    2,759
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period             $10.000    $9.694   $6.960    $8.935    $9.851  $10.296
Accumulation Unit Value, End of Period                    $9.694    $6.960   $8.935    $9.851   $10.296  $11.965
Number of Units Outstanding, End of Period                     0     1,650    1,648     1,646     1,644    1,642
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.675   $8.291   $10.717   $12.064  $12.577
Accumulation Unit Value, End of Period                    $9.675    $8.291  $10.717   $12.064   $12.577  $15.018
Number of Units Outstanding, End of Period                 4,517     9,550    9,033     7,548    10,175    9,256
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period             $10.000    $7.710   $7.012    $8.774    $9.439   $9.446
Accumulation Unit Value, End of Period                    $7.710    $7.012   $8.774    $9.439    $9.446  $10.111
Number of Units Outstanding, End of Period                12,775    12,775   13,516    13,543     2,771    2,752
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period             $10.000    $9.783   $8.691   $10.283   $11.179  $11.713
Accumulation Unit Value, End of Period                    $9.783    $8.691  $10.283   $11.179   $11.713  $13.107
Number of Units Outstanding, End of Period                     0     1,698    3,142     4,044     3,586    3,585
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period             $10.000   $10.409  $10.759   $11.418   $11.780  $11.923
Accumulation Unit Value, End of Period                   $10.409   $10.759  $11.418   $11.780   $11.923  $12.332
Number of Units Outstanding, End of Period                 2,021     5,487    8,409     5,504     6,781    6,706
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period             $10.000   $10.110  $10.465   $10.479   $10.409  $10.375
Accumulation Unit Value, End of Period                   $10.110   $10.465  $10.479   $10.409   $10.375  $10.598
Number of Units Outstanding, End of Period                     0     1,022    1,961     2,039     6,052    6,114
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period             $10.000   $10.042   $9.967    $9.827    $9.708   $9.774
Accumulation Unit Value, End of Period                   $10.042    $9.967   $9.827    $9.708    $9.774  $10.015
Number of Units Outstanding, End of Period                 3,050    22,709   24,432    24,078    23,530   10,784
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period             $10.000    $9.438   $7.166    $8.974    $9.718   $9.965
Accumulation Unit Value, End of Period                    $9.438    $7.166   $8.974    $9.718    $9.965  $11.273
Number of Units Outstanding, End of Period                 9,096    13,228   12,619    10,597     9,718    6,224
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period             $10.000    $9.522   $8.404   $10.387   $11.231  $11.917
Accumulation Unit Value, End of Period                    $9.522    $8.404  $10.387   $11.231   $11.917  $13.427
Number of Units Outstanding, End of Period                16,619    22,766   22,832    22,844    22,267   21,407
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period             $10.000    $8.299   $6.268    $7.211    $8.516   $9.563
Accumulation Unit Value, End of Period                    $8.299    $6.268   $7.211    $8.516    $9.563  $11.270
Number of Units Outstanding, End of Period                 1,366     5,673    5,791     3,637     5,915    5,807
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.256   $8.726   $12.823   $15.501  $20.374
Accumulation Unit Value, End of Period                    $9.256    $8.726  $12.823   $15.501   $20.374  $27.436
Number of Units Outstanding, End of Period                     0         0        0       539     1,756    2,185
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.623   $6.816    $8.360    $8.847  $10.051
Accumulation Unit Value, End of Period                    $9.623    $6.816   $8.360    $8.847   $10.051  $10.275
Number of Units Outstanding, End of Period                     0     2,619    3,917     1,682     1,090    1,059
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period             $10.000    $9.787   $7.422    $9.286   $10.703  $11.673
Accumulation Unit Value, End of Period                    $9.787    $7.422   $9.286   $10.703   $11.673  $14.342
Number of Units Outstanding, End of Period                     0         0        0       677       747        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                   -   $10.000   $7.302   $10.165   $12.136  $14.010
Accumulation Unit Value, End of Period                         -    $7.302  $10.165   $12.136   $14.010  $15.032
Number of Units Outstanding, End of Period                     -         0    1,710     2,171     2,693    2,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period             $10.000    $9.846   $6.958    $9.668   $10.877  $11.995
Accumulation Unit Value, End of Period                    $9.846    $6.958   $9.668   $10.877   $11.995  $14.216
Number of Units Outstanding, End of Period                 5,928    19,174   20,791    17,046    15,165    8,240
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period             $10.000   $10.581   $9.911   $13.475   $18.046  $20.741
Accumulation Unit Value, End of Period                   $10.581    $9.911  $13.475   $18.046   $20.741  $28.115
Number of Units Outstanding, End of Period                     0     2,727    3,445     3,382     3,631    1,978
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.112  $12.123
Accumulation Unit Value, End of Period                         -         -        -   $11.112   $12.123  $12.490
Number of Units Outstanding, End of Period                     -         -        -       244       822      822
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                   -   $10.000   $8.028   $10.308   $11.885  $12.150
Accumulation Unit Value, End of Period                         -    $8.028  $10.308   $11.885   $12.150  $13.844
Number of Units Outstanding, End of Period                     -    14,478   21,527    20,092    24,574   19,413
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period             $10.000    $8.770   $5.814    $7.269    $7.640   $8.096
Accumulation Unit Value, End of Period                    $8.770    $5.814   $7.269    $7.640    $8.096   $8.177
Number of Units Outstanding, End of Period                 3,377     1,912    1,586     1,028     1,062    1,209
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period             $10.000    $8.757   $5.790    $7.223    $7.572   $8.003
Accumulation Unit Value, End of Period                    $8.757    $5.790   $7.223    $7.572    $8.003   $8.065
Number of Units Outstanding, End of Period                 3,870     8,296   10,585    11,139     8,411    6,818
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period             $10.000    $9.224   $6.851    $8.712    $9.121   $9.748
Accumulation Unit Value, End of Period                    $9.224    $6.851   $8.712    $9.121    $9.748  $10.174
Number of Units Outstanding, End of Period                 2,269    10,698   10,697    10,659    10,233   10,229
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                   -         -        -         -         -  $10.000
Accumulation Unit Value, End of Period                         -         -        -        --         -  $10.783
Number of Units Outstanding, End of Period                     -         -        -         -         -    6,376
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.803  $11.414
Accumulation Unit Value, End of Period                         -         -        -   $10.803   $11.414  $12.468
Number of Units Outstanding, End of Period                     -         -        -         0     3,834    3,834
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.119   $6.423    $8.495    $9.553  $10.472
Accumulation Unit Value, End of Period                    $9.119    $6.423   $8.495    $9.553   $10.472  $10.155
Number of Units Outstanding, End of Period                   535     8,177    8,172     8,291     6,852    1,611
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000    $9.509   $7.258    $9.420   $10.287  $10.565
Accumulation Unit Value, End of Period                    $9.509    $7.258   $9.420   $10.287   $10.565  $12.136
Number of Units Outstanding, End of Period                15,351    34,338   35,918    31,412    37,836   42,483
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.307   $6.319    $7.655    $8.143   $9.183
Accumulation Unit Value, End of Period                    $9.307    $6.319   $7.655    $8.143    $9.183   $8.959
Number of Units Outstanding, End of Period                 8,555     9,321    8,803     8,688     7,465    7,356
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.678  $10.831
Accumulation Unit Value, End of Period                         -         -        -   $10.678   $10.831  $11.631
Number of Units Outstanding, End of Period                     -         -        -         0     1,974    1,974
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.222  $11.194
Accumulation Unit Value, End of Period                         -         -        -   $11.222   $11.194  $12.997
Number of Units Outstanding, End of Period                     -         -        -         0     1,881    3,629
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.934  $11.868
Accumulation Unit Value, End of Period                         -         -        -   $10.934   $11.868  $13.795
Number of Units Outstanding, End of Period                     -         -        -         0         0    2,397
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.501  $12.440
Accumulation Unit Value, End of Period                         -         -        -   $11.501   $12.440  $14.834
Number of Units Outstanding, End of Period                     -         -        -         0     3,840    5,261
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000    $9.443   $7.511    $9.394   $10.249  $10.590
Accumulation Unit Value, End of Period                    $9.443    $7.511   $9.394   $10.249   $10.590  $12.053
Number of Units Outstanding, End of Period                   835     1,134    1,830     2,453     1,618    1,618
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.168   $7.411    $9.352   $10.670  $11.755
Accumulation Unit Value, End of Period                    $9.168    $7.411   $9.352   $10.670   $11.755  $14.742
Number of Units Outstanding, End of Period                 6,531    12,641   12,721    12,098    11,375   10,224
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                   -   $10.000   $7.284   $10.703   $13.264  $13.940
Accumulation Unit Value, End of Period                         -    $7.284  $10.703   $13.264   $13.940  $16.055
Number of Units Outstanding, End of Period                     -     3,602    4,910     5,377     6,879    5,110
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period             $10.000    $9.105   $6.568    $8.055    $8.307   $8.621
Accumulation Unit Value, End of Period                    $9.105    $6.568   $8.055    $8.307    $8.621   $8.926
Number of Units Outstanding, End of Period                11,986    12,469   12,622    12,622     2,021    2,021

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.


(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending
December 31,                                                2001      2002     2003      2004      2005     2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.169   $6.939    $8.560    $9.443  $11.367
Accumulation Unit Value, End of Period                    $9.169    $6.939   $8.560    $9.443   $11.367  $12.001
Number of Units Outstanding, End of Period                 1,807     3,835    7,107     7,569     2,584    2,335
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.295   $7.454    $9.323    $9.895  $10.225
Accumulation Unit Value, End of Period                    $9.295    $7.454   $9.323    $9.895   $10.225  $11.115
Number of Units Outstanding, End of Period                51,343    93,638  110,832   125,637    91,864   82,523
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.203   $7.090    $8.522    $9.266  $10.715
Accumulation Unit Value, End of Period                    $9.203    $7.090   $8.522    $9.266   $10.715  $10.921
Number of Units Outstanding, End of Period                13,092    40,981   53,262    41,362    20,991   18,438
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.539   $7.342    $9.267   $10.224  $10.866
Accumulation Unit Value, End of Period                    $9.539    $7.342   $9.267   $10.224   $10.866  $13.842
Number of Units Outstanding, End of Period                 2,806     9,478   19,281    19,421    12,878   13,864
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period             $10.000    $8.961   $6.948    $8.910    $9.813  $10.245
Accumulation Unit Value, End of Period                    $8.961    $6.948   $8.910    $9.813   $10.245  $11.892
Number of Units Outstanding, End of Period                   248       553      690       640       598      570
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.669   $8.277   $10.687   $12.017  $12.515
Accumulation Unit Value, End of Period                    $9.669    $8.277  $10.687   $12.017   $12.515  $14.927
Number of Units Outstanding, End of Period                 7,554    29,993   31,562    48,272    49,835   49,540
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period             $10.000    $7.705   $7.001    $8.749    $9.402   $9.399
Accumulation Unit Value, End of Period                    $7.705    $7.001   $8.749    $9.402    $9.399  $10.050
Number of Units Outstanding, End of Period                16,540    28,573   59,649    59,314    58,901   47,116
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period             $10.000    $9.611   $8.676   $10.254   $11.136  $11.655
Accumulation Unit Value, End of Period                    $9.611    $8.676  $10.254   $11.136   $11.655  $13.027
Number of Units Outstanding, End of Period                 5,853    14,564   10,592     7,873    16,514   17,041
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period             $10.000   $10.403  $10.741   $11.386   $11.734  $11.863
Accumulation Unit Value, End of Period                   $10.403   $10.741  $11.386   $11.734   $11.863  $12.257
Number of Units Outstanding, End of Period                55,102    97,055   97,760    89,449    88,985   75,551
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period             $10.000   $10.262  $10.448   $10.450   $10.369  $10.324
Accumulation Unit Value, End of Period                   $10.262   $10.448  $10.450   $10.369   $10.324  $10.534
Number of Units Outstanding, End of Period                 3,574    29,559   28,409    38,678    36,636   38,202
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period             $10.000   $10.036   $9.950    $9.800    $9.671   $9.726
Accumulation Unit Value, End of Period                   $10.036    $9.950   $9.800    $9.671    $9.726   $9.955
Number of Units Outstanding, End of Period                31,775   109,463  122,578    67,007    66,243   35,867
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period             $10.000    $9.432   $7.154    $8.949    $9.680   $9.915
Accumulation Unit Value, End of Period                    $9.432    $7.154   $8.949    $9.680    $9.915  $11.205
Number of Units Outstanding, End of Period                38,678    92,525   99,376    98,705    94,644   79,041
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period             $10.000    $9.517   $8.389   $10.358   $11.187  $11.857
Accumulation Unit Value, End of Period                    $9.517    $8.389  $10.358   $11.187   $11.857  $13.345
Number of Units Outstanding, End of Period                26,727    29,884   37,993    34,613    22,301   14,754
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period             $10.000    $8.294   $6.257    $7.191    $8.483   $9.515
Accumulation Unit Value, End of Period                    $8.294    $6.257   $7.191    $8.483    $9.515  $11.202
Number of Units Outstanding, End of Period                 7,285    30,818   27,723    27,496    29,044   28,546
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.749   $8.711   $12.787   $15.441  $20.272
Accumulation Unit Value, End of Period                    $9.749    $8.711  $12.787   $15.441   $20.272  $27.270
Number of Units Outstanding, End of Period                   261       219      403       279       269      254
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.617   $6.804    $8.337    $8.812  $10.001
Accumulation Unit Value, End of Period                    $9.617    $6.804   $8.337    $8.812   $10.001  $10.213
Number of Units Outstanding, End of Period                14,722    19,814   29,715    31,157     4,295   10,055
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period             $10.000    $9.082   $7.410    $9.260   $10.661  $11.615
Accumulation Unit Value, End of Period                    $9.082    $7.410   $9.260   $10.661   $11.615  $14.255
Number of Units Outstanding, End of Period                14,303    16,294   25,629    27,310    17,482   17,633
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                   -   $10.000   $7.297   $10.146   $12.100  $13.953
Accumulation Unit Value, End of Period                         -    $7.297  $10.146   $12.100   $13.953  $14.955
Number of Units Outstanding, End of Period                     -     3,329    9,504    12,697    10,702   15,502
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period             $10.000    $9.840   $6.946    $9.641   $10.835  $11.936
Accumulation Unit Value, End of Period                    $9.840    $6.946   $9.641   $10.835   $11.936  $14.130
Number of Units Outstanding, End of Period                14,911    70,822   81,948    77,981    59,595   59,778
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period             $10.000   $10.239   $9.895   $13.437   $17.976  $20.638
Accumulation Unit Value, End of Period                   $10.239    $9.895  $13.437   $17.976   $20.638  $27.945
Number of Units Outstanding, End of Period                 8,679    22,702   23,861    42,455    42,345   40,550
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.103  $12.099
Accumulation Unit Value, End of Period                         -         -        -   $11.103   $12.099  $12.451
Number of Units Outstanding, End of Period                     -         -        -         0         0        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                   -   $10.000   $8.022   $10.289   $11.850  $12.101
Accumulation Unit Value, End of Period                         -    $8.022  $10.289   $11.850   $12.101  $13.774
Number of Units Outstanding, End of Period                     -    49,245   67,760    74,478    61,386   62,749
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period             $10.000    $8.765   $5.804    $7.249    $7.610   $8.056
Accumulation Unit Value, End of Period                    $8.765    $5.804   $7.249    $7.610    $8.056   $8.127
Number of Units Outstanding, End of Period                   853         0        0         0         0        0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period             $10.000    $8.752   $5.781    $7.202    $7.543   $7.963
Accumulation Unit Value, End of Period                    $8.752    $5.781   $7.202    $7.543    $7.963   $8.016
Number of Units Outstanding, End of Period                14,002    32,757   47,592    49,459    31,596   27,257
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period             $10.000    $9.219   $6.839    $8.688    $9.086   $9.699
Accumulation Unit Value, End of Period                    $9.219    $6.839   $8.688    $9.086    $9.699  $10.112
Number of Units Outstanding, End of Period                 5,605     8,527    9,053     7,696     6,245   10,581
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                   -         -        -         -         -  $10.000
Accumulation Unit Value, End of Period                         -         -        -         -         -  $10.775
Number of Units Outstanding, End of Period                     -         -        -         -         -   16,794
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.795  $11.393
Accumulation Unit Value, End of Period                         -         -        -   $10.795   $11.393  $12.431
Number of Units Outstanding, End of Period                     -         -        -       951         0        0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.114   $6.412    $8.471    $9.516  $10.419
Accumulation Unit Value, End of Period                    $9.114    $6.412   $8.471    $9.516   $10.419  $10.093
Number of Units Outstanding, End of Period                   885     2,536    2,827     3,382     3,088    3,061
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000    $9.504   $7.246    $9.394   $10.247  $10.513
Accumulation Unit Value, End of Period                    $9.504    $7.246   $9.394   $10.247   $10.513  $12.063
Number of Units Outstanding, End of Period                35,106    78,061   79,264    97,704    91,169   91,430
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period             $10.000    $9.301   $6.309    $7.633    $8.112   $9.137
Accumulation Unit Value, End of Period                    $9.301    $6.309   $7.633    $8.112    $9.137   $8.905
Number of Units Outstanding, End of Period                 8,463    15,350   14,333    11,607    11,285    7,843
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.670  $10.811
Accumulation Unit Value, End of Period                         -         -        -   $10.670   $10.811  $11.597
Number of Units Outstanding, End of Period                     -         -        -     1,422         0    2,175
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.214  $11.174
Accumulation Unit Value, End of Period                         -         -        -   $11.214   $11.174  $12.959
Number of Units Outstanding, End of Period                     -         -        -     3,881    10,553   19,158
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $10.926  $11.846
Accumulation Unit Value, End of Period                         -         -        -   $10.926   $11.846  $13.754
Number of Units Outstanding, End of Period                     -         -        -     7,835    19,382   19,320
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                   -         -        -   $10.000   $11.492  $12.416
Accumulation Unit Value, End of Period                         -         -        -   $11.492   $12.416  $14.790
Number of Units Outstanding, End of Period                     -         -        -     1,368         0        0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000    $9.437   $7.498    $9.368   $10.209  $10.537
Accumulation Unit Value, End of Period                    $9.437    $7.498   $9.368   $10.209   $10.537  $11.980
Number of Units Outstanding, End of Period                15,121    27,927   22,635    22,255    20,110   13,071
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period             $10.000    $9.162   $7.398    $9.326   $10.629  $11.697
Accumulation Unit Value, End of Period                    $9.162    $7.398   $9.326   $10.629   $11.697  $14.653
Number of Units Outstanding, End of Period                 7,318    21,602   17,195    15,197    14,877   12,231
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                   -   $10.000   $7.279   $10.684   $13.225  $13.884
Accumulation Unit Value, End of Period                         -    $7.279  $10.684   $13.225   $13.884  $15.973
Number of Units Outstanding, End of Period                     -    17,611   20,417    19,553    21,761   22,510
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period             $10.000    $9.100   $6.557    $8.033    $8.275   $8.579
Accumulation Unit Value, End of Period                    $9.100    $6.557   $8.033    $8.275    $8.579   $8.871
Number of Units Outstanding, End of Period                 6,656     9,990   10,204     9,979     9,392    8,772

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December,            2001       2002      2003       2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.116    $6.933     $8.547     $9.423    $11.336
Accumulation Unit Value, End of Period                            $9.116     $6.933    $8.547     $9.423    $11.336    $11.961
Number of Units Outstanding, End of Period                           748      2,254     2,254      2,908      2,908     68,547
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $9.292    $7.447     $9.309     $9.874    $10.197
Accumulation Unit Value, End of Period                            $9.292     $7.447    $9.309     $9.874    $10.197    $11.078
Number of Units Outstanding, End of Period                             0      1,088     1,426      3,141      2,494    293,661
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.176    $7.083     $8.509     $9.246    $10.686
Accumulation Unit Value, End of Period                            $9.176     $7.083    $8.509     $9.246    $10.686    $10.885
Number of Units Outstanding, End of Period                             0        187       434        420        407    324,226
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.536    $7.335     $9.253    $10.202    $10.836
Accumulation Unit Value, End of Period                            $9.536     $7.335    $9.253    $10.202    $10.836    $13.796
Number of Units Outstanding, End of Period                           441      1,548     1,809      1,710      1,696    161,459
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000     $9.691    $6.942     $8.897     $9.792    $10.217
Accumulation Unit Value, End of Period                            $9.691     $6.942    $8.897     $9.792    $10.217    $11.853
Number of Units Outstanding, End of Period                             0      1,034       884        883        313     45,731
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.127    $8.270    $10.671    $11.992    $12.481
Accumulation Unit Value, End of Period                           $10.127     $8.270   $10.671    $11.992    $12.481    $14.877
Number of Units Outstanding, End of Period                             0          0       526          0          0    161,349
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000     $9.188    $6.994     $8.736     $9.382     $9.374
Accumulation Unit Value, End of Period                            $9.188     $6.994    $8.736     $9.382     $9.374    $10.016
Number of Units Outstanding, End of Period                             0          0       241        451      1,007     61,593
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000     $9.780    $8.668    $10.239    $11.112    $11.623
Accumulation Unit Value, End of Period                            $9.780     $8.668   $10.239    $11.112    $11.623    $12.984
Number of Units Outstanding, End of Period                             0          0       522        964          0     50,458
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.400   $10.731    $11.369    $11.709    $11.831
Accumulation Unit Value, End of Period                           $10.400    $10.731   $11.369    $11.709    $11.831    $12.217
Number of Units Outstanding, End of Period                         2,112      1,964     1,874      1,874      1,851    170,422
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.107   $10.438    $10.434    $10.347    $10.296
Accumulation Unit Value, End of Period                           $10.107    $10.438   $10.434    $10.347    $10.296    $10.499
Number of Units Outstanding, End of Period                             0          0     2,047      2,520        915    224,364
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.033    $9.941     $9.785     $9.650     $9.699
Accumulation Unit Value, End of Period                           $10.033     $9.941    $9.785     $9.650     $9.699     $9.922
Number of Units Outstanding, End of Period                         7,315      1,785     6,332      6,145      1,681     98,057
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000     $9.778    $7.147     $8.935     $9.659     $9.888
Accumulation Unit Value, End of Period                            $9.778     $7.147    $8.935     $9.659     $9.888    $11.168
Number of Units Outstanding, End of Period                             0        631       859        858        304    304,202
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000     $9.778    $8.382    $10.342    $11.163    $11.825
Accumulation Unit Value, End of Period                            $9.778     $8.382   $10.342    $11.163    $11.825    $13.301
Number of Units Outstanding, End of Period                             0      1,032     1,709      1,689      2,959    163,323
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000     $8.292    $6.251     $7.180     $8.465     $9.489
Accumulation Unit Value, End of Period                            $8.292     $6.251    $7.180     $8.465     $9.489    $11.165
Number of Units Outstanding, End of Period                           328      2,123     1,017          0          0     64,213
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.253    $8.703    $12.768    $15.408    $20.217
Accumulation Unit Value, End of Period                            $9.253     $8.703   $12.768    $15.408    $20.217    $27.179
Number of Units Outstanding, End of Period                             0          0       252        226        176     65,468
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $9.669    $6.798     $8.324     $8.794     $9.974
Accumulation Unit Value, End of Period                            $9.669     $6.798    $8.324     $8.794     $9.974    $10.179
Number of Units Outstanding, End of Period                             0          0         0          0          0     52,483
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000     $9.784    $7.403     $9.246    $10.639    $11.583
Accumulation Unit Value, End of Period                            $9.784     $7.403    $9.246    $10.639    $11.583    $14.208
Number of Units Outstanding, End of Period                             0          0         0          0          0     72,691
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                           -    $10.000    $7.294    $10.136    $12.081    $13.923
Accumulation Unit Value, End of Period                                 -     $7.294   $10.136    $12.081    $13.923    $14.914
Number of Units Outstanding, End of Period                             -          0         0          0        643    127,187
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                     $10.000     $9.837    $6.940     $9.626    $10.812    $11.903
Accumulation Unit Value, End of Period                            $9.837     $6.940    $9.626    $10.812    $11.903    $14.083
Number of Units Outstanding, End of Period                           577      2,543     3,023      2,900      2,952    313,313
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.578    $9.886    $13.417    $17.938    $20.582
Accumulation Unit Value, End of Period                           $10.578     $9.886   $13.417    $17.938    $20.582    $27.852
Number of Units Outstanding, End of Period                             0        601       220        194        445     96,837
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $11.099    $12.087
Accumulation Unit Value, End of Period                                 -          -         -    $11.099    $12.087    $12.433
Number of Units Outstanding, End of Period                             -          -         -          0          0     32,761
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                           -    $10.000    $8.019    $10.279    $11.831    $12.074
Accumulation Unit Value, End of Period                                 -     $8.019   $10.279    $11.831    $12.074    $13.735
Number of Units Outstanding, End of Period                             -      1,583     1,682      1,765      3,075    468,737
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                     $10.000     $9.244    $5.798     $7.238     $7.594     $8.034
Accumulation Unit Value, End of Period                            $9.244     $5.798    $7.238     $7.594     $8.034     $8.100
Number of Units Outstanding, End of Period                             0          0         0          0          0     52,238
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                     $10.000     $9.241    $5.775     $7.191     $7.527     $7.942
Accumulation Unit Value, End of Period                            $9.241     $5.775    $7.191     $7.527     $7.942     $7.989
Number of Units Outstanding, End of Period                             0          0       290        544      1,294    228,453
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000     $9.387    $6.833     $8.675     $9.066     $9.673
Accumulation Unit Value, End of Period                            $9.387     $6.833    $8.675     $9.066     $9.673    $10.079
Number of Units Outstanding, End of Period                             0          0         0          0          0    173,575
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                           -          -         -          -          -    $10.000
Accumulation Unit Value, End of Period                                 -          -         -          -          -    $10.771
Number of Units Outstanding, End of Period                             -          -         -          -          -    103,731
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $10.790    $11.381
Accumulation Unit Value, End of Period                                 -          -         -    $10.790    $11.381    $12.412
Number of Units Outstanding, End of Period                             -          -         -          0          0      8,815
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $9.344    $6.406     $8.458     $9.496    $10.391
Accumulation Unit Value, End of Period                            $9.344     $6.406    $8.458     $9.496    $10.391    $10.059
Number of Units Outstanding, End of Period                             0          0         0          0          0     68,950
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000     $9.829    $7.239     $9.379    $10.225    $10.484
Accumulation Unit Value, End of Period                            $9.829     $7.239    $9.379    $10.225    $10.484    $12.023
Number of Units Outstanding, End of Period                             0        264       547        530        514    376,318
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $9.469    $6.303     $7.622     $8.094     $9.112
Accumulation Unit Value, End of Period                            $9.469     $6.303    $7.622     $8.094     $9.112    $12.939
Number of Units Outstanding, End of Period                             0          0         0          0          0    114,135
Franklin Templeton Variable Insurance Products Trusts
(Class 2)
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $10.666    $10.800
Accumulation Unit Value, End of Period                                 -          -         -    $10.666    $10.800    $11.579
Number of Units Outstanding, End of Period                             -          -         -          0          0      5,368
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $11.209    $11.162
Accumulation Unit Value, End of Period                                 -          -         -    $11.209    $11.162    $12.939
Number of Units Outstanding, End of Period                             -          -         -          0          0     50,178
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $10.921    $11.834
Accumulation Unit Value, End of Period                                 -          -         -    $10.921    $11.834    $13.733
Number of Units Outstanding, End of Period                             -          -         -          0          0     35,121
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                           -          -         -    $10.000    $11.487    $12.404
Accumulation Unit Value, End of Period                                 -          -         -    $11.487    $12.404    $14.767
Number of Units Outstanding, End of Period                             -          -         -          0          0     40,216
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000     $9.886    $7.491     $9.354    $10.188    $10.508
Accumulation Unit Value, End of Period                            $9.886     $7.491    $9.354    $10.188    $10.508    $11.940
Number of Units Outstanding, End of Period                             0      1,533       829        828        293     51,131
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.702    $7.392     $9.312    $10.606    $11.665
Accumulation Unit Value, End of Period                            $9.702     $7.392    $9.312    $10.606    $11.665    $14.604
Number of Units Outstanding, End of Period                             0        439       727      1,289      2,093    191,447
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                           -    $10.000    $7.276    $10.673    $13.204    $13.854
Accumulation Unit Value, End of Period                                 -     $7.276   $10.673    $13.204    $13.854    $15.929
Number of Units Outstanding, End of Period                             -        229       805        738      1,077    118,421
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000     $9.097    $6.551     $8.021     $8.257     $8.555
Accumulation Unit Value, End of Period                            $9.097     $6.551    $8.021     $8.257     $8.555     $8.842
Number of Units Outstanding, End of Period                           602      2,633     3,644      1,961      2,010    104,720

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)


For the Period Beginning January 1* and Ending
December,                                                2001      2002     2003       2004      2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period          $10.000    $9.191   $6.987     $8.656    $9.591    $11.596
Accumulation Unit Value, End of Period                 $9.191    $6.987   $8.656     $9.591   $11.596    $12.296
Number of Units Outstanding, End of Period              2,706     4,552    4,551      4,550     4,549      4,549
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period          $10.000    $9.317   $7.505     $9.428   $10.050    $10.431
Accumulation Unit Value, End of Period                 $9.317    $7.505   $9.428    $10.050   $10.431    $11.389
Number of Units Outstanding, End of Period              1,011     1,011    1,011      1,011     1,011      1,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period          $10.000    $9.225   $7.138     $8.617    $9.411    $10.931
Accumulation Unit Value, End of Period                 $9.225    $7.138   $8.617     $9.411   $10.931    $11.190
Number of Units Outstanding, End of Period              4,427     6,013    8,253      8,253     8,253      7,881
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period          $10.000    $9.976   $7.391     $9.371   $10.384    $11.085
Accumulation Unit Value, End of Period                 $9.976    $7.391   $9.371    $10.384   $11.085    $14.183
Number of Units Outstanding, End of Period                  0       288      288        287       255        255
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period          $10.000    $8.982   $6.995     $9.010    $9.967    $10.451
Accumulation Unit Value, End of Period                 $8.982    $6.995   $9.010     $9.967   $10.451    $12.185
Number of Units Outstanding, End of Period                  0       286      285        284       284        283
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period          $10.000   $10.136   $8.334    $10.807   $12.206    $12.767
Accumulation Unit Value, End of Period                $10.136    $8.334  $10.807    $12.206   $12.767    $15.294
Number of Units Outstanding, End of Period                  0       277      277        277       245        245
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period          $10.000    $9.196   $7.048     $8.848    $9.549     $9.589
Accumulation Unit Value, End of Period                 $9.196    $7.048   $8.848     $9.549    $9.589    $10.297
Number of Units Outstanding, End of Period                  0       113        0          0         0          0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period          $10.000    $9.789   $8.735    $10.370   $11.310    $11.890
Accumulation Unit Value, End of Period                 $9.789    $8.735  $10.370    $11.310   $11.890    $13.348
Number of Units Outstanding, End of Period                  0       868        0          0         0          0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period          $10.000   $10.428  $10.813    $11.514   $11.918    $12.102
Accumulation Unit Value, End of Period                $10.428   $10.813  $11.514    $11.918   $12.102    $12.559
Number of Units Outstanding, End of Period              1,996     3,393    3,391      3,389     3,365      3,363
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period          $10.000   $10.116  $10.518    $10.567   $10.532    $10.532
Accumulation Unit Value, End of Period                $10.116   $10.518  $10.567    $10.532   $10.532    $10.793
Number of Units Outstanding, End of Period                  0       727      726        726       643        642
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period          $10.000   $10.060  $10.018     $9.910    $9.822     $9.922
Accumulation Unit Value, End of Period                $10.060   $10.018   $9.910     $9.822    $9.922    $10.200
Number of Units Outstanding, End of Period             45,369    44,522   15,933      3,656       132        132
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period          $10.000    $9.455   $7.202     $9.049    $9.832    $10.115
Accumulation Unit Value, End of Period                 $9.455    $7.202   $9.049     $9.832   $10.115    $11.481
Number of Units Outstanding, End of Period              1,990     2,368    2,770      2,769     2,681      2,680
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period          $10.000    $9.787   $8.446    $10.475   $11.362    $12.096
Accumulation Unit Value, End of Period                 $9.787    $8.446  $10.475    $11.362   $12.096    $13.674
Number of Units Outstanding, End of Period                  0     3,500    4,319      4,317     4,316      4,024
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period          $10.000    $8.314   $6.300     $7.272    $8.616     $9.707
Accumulation Unit Value, End of Period                 $8.314    $6.300   $7.272     $8.616    $9.707    $11.478
Number of Units Outstanding, End of Period              1,019     1,019    1,019      1,019     1,019      1,019
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period          $10.000    $9.772   $8.770    $12.931   $15.683    $20.681
Accumulation Unit Value, End of Period                 $9.772    $8.770  $12.931    $15.683   $20.681    $27.941
Number of Units Outstanding, End of Period                793     2,091        0          0         0          0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period          $10.000    $9.678   $6.850     $8.431    $8.951    $10.203
Accumulation Unit Value, End of Period                 $9.678    $6.850   $8.431     $8.951   $10.203    $10.464
Number of Units Outstanding, End of Period                  0       373      373        372       330        330
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period          $10.000    $9.793   $7.460     $9.364   $10.829    $11.849
Accumulation Unit Value, End of Period                 $9.793    $7.460   $9.364    $10.829   $11.849    $14.607
Number of Units Outstanding, End of Period                  0         0        0          0         0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                -   $10.000   $7.318    $10.221   $12.243    $14.180
Accumulation Unit Value, End of Period                      -    $7.318  $10.221    $12.243   $14.180    $15.265
Number of Units Outstanding, End of Period                  -     1,498    1,498      1,498     1,498      1,498
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period          $10.000    $9.863   $6.993     $9.749   $11.005    $12.176
Accumulation Unit Value, End of Period                 $9.863    $6.993   $9.749    $11.005   $12.176    $14.478
Number of Units Outstanding, End of Period                276     2,156    1,850      1,850     1,849      1,848
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period          $10.000   $10.263   $9.962    $13.588   $18.258    $21.054
Accumulation Unit Value, End of Period                $10.263    $9.962  $13.588    $18.258   $21.054    $28.633
Number of Units Outstanding, End of Period              1,620     1,707       88         87        78         77
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $11.137    $12.190
Accumulation Unit Value, End of Period                      -         -        -    $11.137   $12.190    $12.600
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                -   $10.000   $8.046    $10.365   $11.990    $12.298
Accumulation Unit Value, End of Period                      -    $8.046  $10.365    $11.990   $12.298    $14.059
Number of Units Outstanding, End of Period                  -         0        0          0         0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period          $10.000    $9.253   $5.843     $7.330    $7.729     $8.218
Accumulation Unit Value, End of Period                 $9.253    $5.843   $7.330     $7.729    $8.218     $8.328
Number of Units Outstanding, End of Period                  0         0        0          0         0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period          $10.000    $8.773   $5.820     $7.283    $7.661     $8.124
Accumulation Unit Value, End of Period                 $8.773    $5.820   $7.283     $7.661    $8.124     $8.213
Number of Units Outstanding, End of Period              2,245     1,102        0          0         0          0
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period          $10.000    $9.240   $6.886     $8.786    $9.228     $9.895
Accumulation Unit Value, End of Period                 $9.240    $6.886   $8.786     $9.228    $9.895    $10.362
Number of Units Outstanding, End of Period                293       453      452        451       432        431
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                -         -        -          -         -    $10.000
Accumulation Unit Value, End of Period                      -         -        -          -         -    $10.807
Number of Units Outstanding, End of Period                  -         -        -          -         -      3,425
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $10.827    $11.478
Accumulation Unit Value, End of Period                      -         -        -    $10.827   $11.478    $12.579
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period          $10.000    $9.353   $6.456     $8.566    $9.665    $10.630
Accumulation Unit Value, End of Period                 $9.353    $6.456   $8.566     $9.665   $10.630    $10.342
Number of Units Outstanding, End of Period                  0         0        0          0         0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period          $10.000    $9.526   $7.295     $9.499   $10.408    $10.725
Accumulation Unit Value, End of Period                 $9.526    $7.295   $9.499    $10.408   $10.725    $12.360
Number of Units Outstanding, End of Period              2,580     4,034    5,985      5,984     5,983      5,652
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period          $10.000    $9.323   $6.352     $7.719    $8.239     $9.321
Accumulation Unit Value, End of Period                 $9.323    $6.352   $7.719     $8.239    $9.321     $9.124
Number of Units Outstanding, End of Period              7,034     6,992    6,537      6,537     6,537      6,129
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $10.702    $10.892
Accumulation Unit Value, End of Period                      -         -        -    $10.702   $10.892    $11.735
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $11.247    $11.257
Accumulation Unit Value, End of Period                      -         -        -    $11.247   $11.257    $13.113
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $10.958    $11.934
Accumulation Unit Value, End of Period                      -         -        -    $10.958   $11.934    $13.918
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                -         -        -    $10.000   $11.526    $12.509
Accumulation Unit Value, End of Period                      -         -        -    $11.526   $12.509    $14.966
Number of Units Outstanding, End of Period                  -         -        -          0         0          0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period          $10.000    $9.895   $7.549     $9.473   $10.369    $10.749
Accumulation Unit Value, End of Period                 $9.895    $7.549   $9.473    $10.369   $10.749    $12.275
Number of Units Outstanding, End of Period                  0     1,421    3,366      3,366     3,366      3,039
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period          $10.000    $9.184   $7.449     $9.431   $10.795    $11.932
Accumulation Unit Value, End of Period                 $9.184    $7.449   $9.431    $10.795   $11.932    $15.014
Number of Units Outstanding, End of Period              5,772     5,918    5,490      5,490     5,490      5,151
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                -   $10.000   $7.300    $10.762   $13.381    $14.110
Accumulation Unit Value, End of Period                      -    $7.300  $10.762    $13.381   $14.110    $16.304
Number of Units Outstanding, End of Period                  -     1,452    1,452      1,452     1,452      1,452
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period          $10.000    $9.121   $6.601     $8.123    $8.405     $8.751
Accumulation Unit Value, End of Period                 $9.121    $6.601   $8.123     $8.405    $8.751     $9.090
Number of Units Outstanding, End of Period                285     1,988    4,360      4,360     4,359      3,962


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.185      $6.973    $8.628     $9.547    $11.528
Accumulation Unit Value, End of Period                           $9.185     $6.973      $8.628    $9.547    $11.528    $12.208
Number of Units Outstanding, End of Period                          856        906       2,717     2,485      2,428      1,921
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.311      $7.490    $9.397    $10.004    $10.369
Accumulation Unit Value, End of Period                           $9.311     $7.490      $9.397   $10.004    $10.369    $11.307
Number of Units Outstanding, End of Period                        7,536     22,181      21,880    17,779     15,055     11,790
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.218      $7.124    $8.589     $9.368    $10.867
Accumulation Unit Value, End of Period                           $9.218     $7.124      $8.589    $9.368    $10.867    $11.110
Number of Units Outstanding, End of Period                        7,275     15,485      13,811    14,703     11,688     11,689
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.556      $7.377    $9.341    $10.336    $11.020
Accumulation Unit Value, End of Period                           $9.556     $7.377      $9.341   $10.336    $11.020    $14.081
Number of Units Outstanding, End of Period                        1,140      3,566       5,381     6,227      5,946      5,945
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.698      $6.981    $8.981     $9.921    $10.390
Accumulation Unit Value, End of Period                           $9.698     $6.981      $8.981    $9.921    $10.390    $12.098
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.685      $8.317   $10.771    $12.150    $12.692
Accumulation Unit Value, End of Period                           $9.685     $8.317     $10.771   $12.150    $12.692    $15.185
Number of Units Outstanding, End of Period                        1,632      6,641       6,177     6,320      2,673      2,673
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.718      $7.034    $8.818     $9.506     $9.532
Accumulation Unit Value, End of Period                           $7.718     $7.034      $8.818    $9.506     $9.532    $10.223
Number of Units Outstanding, End of Period                          439        439         951       771        853        416
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.627      $8.717   $10.335    $11.258    $11.820
Accumulation Unit Value, End of Period                           $9.627     $8.717     $10.335   $11.258    $11.820    $13.253
Number of Units Outstanding, End of Period                          829      3,694       5,893     5,914      4,609      4,109
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.421     $10.792   $11.476    $11.863    $12.031
Accumulation Unit Value, End of Period                          $10.421    $10.792     $11.476   $11.863    $12.031    $12.469
Number of Units Outstanding, End of Period                          943      3,998      19,710    14,303      5,125      2,050
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.279     $10.497   $10.532    $10.483    $10.470
Accumulation Unit Value, End of Period                          $10.279    $10.497     $10.532   $10.483    $10.470    $10.716
Number of Units Outstanding, End of Period                          121     33,980       5,478     3,679      2,472      2,712
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.053      $9.998    $9.877     $9.777     $9.863
Accumulation Unit Value, End of Period                          $10.053     $9.998      $9.877    $9.777     $9.863    $10.127
Number of Units Outstanding, End of Period                       20,406     50,938       6,593     3,661      3,235      2,294
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.448      $7.188    $9.019     $9.787    $10.056
Accumulation Unit Value, End of Period                           $9.448     $7.188      $9.019    $9.787    $10.056    $11.399
Number of Units Outstanding, End of Period                       12,846     17,866      23,530    22,150     21,877     20,830
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.532      $8.430   $10.440    $11.310    $12.025
Accumulation Unit Value, End of Period                           $9.532     $8.430     $10.440   $11.310    $12.025    $13.576
Number of Units Outstanding, End of Period                        7,962     11,014      12,718     9,930      9,603      5,447
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.308      $6.287    $7.248     $8.577     $9.650
Accumulation Unit Value, End of Period                           $8.308     $6.287      $7.248    $8.577     $9.650    $11.396
Number of Units Outstanding, End of Period                        2,204      2,203       2,202     2,201          0          0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.766      $8.752   $12.888    $15.611    $20.559
Accumulation Unit Value, End of Period                           $9.766     $8.752     $12.888   $15.611    $20.559    $27.741
Number of Units Outstanding, End of Period                        1,106      1,804       2,087     1,217      1,216      1,216
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.633      $6.837    $8.403     $8.910    $10.143
Accumulation Unit Value, End of Period                           $9.633     $6.837      $8.403    $8.910    $10.143    $10.389
Number of Units Outstanding, End of Period                        1,842      5,397       5,397     6,321      6,321      6,321
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.791      $7.445    $9.333    $10.779    $11.779
Accumulation Unit Value, End of Period                           $9.791     $7.445      $9.333   $10.779    $11.779    $14.502
Number of Units Outstanding, End of Period                            0          0           0       621        621        621
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.312   $10.199    $12.201    $14.113
Accumulation Unit Value, End of Period                                -     $7.312     $10.199   $12.201    $14.113    $15.173
Number of Units Outstanding, End of Period                            -      3,414       3,258     3,257      3,256      3,096
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.856      $6.979    $9.717    $10.955    $12.105
Accumulation Unit Value, End of Period                           $9.856     $6.979      $9.717   $10.955    $12.105    $14.375
Number of Units Outstanding, End of Period                        5,648     17,892      10,131    16,589     16,370     11,918
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.256      $9.942   $13.543    $18.174    $20.930
Accumulation Unit Value, End of Period                          $10.256     $9.942     $13.543   $18.174    $20.930    $28.428
Number of Units Outstanding, End of Period                          726      3,570       2,211     1,670        754        475
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.127    $12.163
Accumulation Unit Value, End of Period                                -          -           -   $11.127    $12.163    $12.556
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.039   $10.343    $11.949    $12.239
Accumulation Unit Value, End of Period                                -     $8.039     $10.343   $11.949    $12.239    $13.974
Number of Units Outstanding, End of Period                            -      1,915       3,863     3,282      6,017      4,622
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $8.780      $5.832    $7.306     $7.694     $8.170
Accumulation Unit Value, End of Period                           $8.780     $5.832      $7.306    $7.694     $8.170     $8.268
Number of Units Outstanding, End of Period                        1,647      6,399       6,403     6,406      4,897      4,907
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.767      $5.808    $7.259     $7.626     $8.076
Accumulation Unit Value, End of Period                           $8.767     $5.808      $7.259    $7.626     $8.076     $8.154
Number of Units Outstanding, End of Period                        3,477      7,732       7,327     6,065      6,906      5,717
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.234      $6.872    $8.757     $9.186     $9.836
Accumulation Unit Value, End of Period                           $9.234     $6.872      $8.757    $9.186     $9.836    $10.287
Number of Units Outstanding, End of Period                          423        536         265       265        268        820
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.797
Number of Units Outstanding, End of Period                            -          -           -         -          -      3,800
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.818    $11.453
Accumulation Unit Value, End of Period                                -          -           -   $10.818    $11.453    $12.535
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.129      $6.443    $8.538     $9.621    $10.567
Accumulation Unit Value, End of Period                           $9.129     $6.443      $8.538    $9.621    $10.567    $10.268
Number of Units Outstanding, End of Period                        1,019      1,724         468     2,573      2,340      1,961
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.520      $7.280    $9.468    $10.360    $10.661
Accumulation Unit Value, End of Period                           $9.520     $7.280      $9.468   $10.360    $10.661    $12.271
Number of Units Outstanding, End of Period                        4,775     15,189      12,798    10,232     10,582      7,554
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.317      $6.339    $7.694     $8.201     $9.266
Accumulation Unit Value, End of Period                           $9.317     $6.339      $7.694    $8.201     $9.266     $9.059
Number of Units Outstanding, End of Period                        3,831      8,884       8,877     8,871      8,866      8,861
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.693    $10.868
Accumulation Unit Value, End of Period                                -          -           -   $10.693    $10.868    $11.694
Number of Units Outstanding, End of Period                            -          -           -         0        398        397
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.237    $11.234
Accumulation Unit Value, End of Period                                -          -           -   $11.237    $11.234    $13.069
Number of Units Outstanding, End of Period                            -          -           -       675        674        811
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.949    $11.908
Accumulation Unit Value, End of Period                                -          -           -   $10.949    $11.908    $13.870
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.516    $12.482
Accumulation Unit Value, End of Period                                -          -           -   $11.516    $12.482    $14.915
Number of Units Outstanding, End of Period                            -          -           -       647      3,327      3,117
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.453      $7.534    $9.442    $10.322    $10.686
Accumulation Unit Value, End of Period                           $9.453     $7.534      $9.442   $10.322    $10.686    $12.187
Number of Units Outstanding, End of Period                        4,403      4,797       4,602     4,137      4,005      3,500
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.178      $7.434    $9.400    $10.746    $11.862
Accumulation Unit Value, End of Period                           $9.178     $7.434      $9.400   $10.746    $11.862    $14.906
Number of Units Outstanding, End of Period                        2,107      3,659       1,882     1,804      1,803      1,978
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.294   $10.739    $13.335    $14.043
Accumulation Unit Value, End of Period                                -     $7.294     $10.739   $13.335    $14.043    $16.206
Number of Units Outstanding, End of Period                            -      9,797       1,794     3,821      2,635      2,525
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.115      $6.588    $8.096     $8.366     $8.700
Accumulation Unit Value, End of Period                           $9.115     $6.588      $8.096    $8.366     $8.700     $9.025
Number of Units Outstanding, End of Period                        2,670      4,058       3,654     3,652      1,038          0


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.179      $6.961    $8.604     $9.510    $11.470
Accumulation Unit Value, End of Period                           $9.179     $6.961      $8.604    $9.510    $11.470    $12.134
Number of Units Outstanding, End of Period                          992        387         387     4,474      4,170        493
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.305      $7.477    $9.370     $9.965    $10.318
Accumulation Unit Value, End of Period                           $9.305     $7.477      $9.370    $9.965    $10.318    $11.238
Number of Units Outstanding, End of Period                       14,817     21,705      15,980    15,619     13,103     10,111
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.213      $7.112    $8.565     $9.332    $10.813
Accumulation Unit Value, End of Period                           $9.213     $7.112      $8.565    $9.332    $10.813    $11.043
Number of Units Outstanding, End of Period                        8,540     17,782      23,875    18,672     18,339     11,746
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.549      $7.364    $9.315    $10.296    $10.965
Accumulation Unit Value, End of Period                           $9.549     $7.364      $9.315   $10.296    $10.965    $13.996
Number of Units Outstanding, End of Period                        2,347      8,911       6,539     2,243        355        683
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $8.970      $6.970    $8.956     $9.882    $10.338
Accumulation Unit Value, End of Period                           $8.970     $6.970      $8.956    $9.882    $10.338    $12.025
Number of Units Outstanding, End of Period                        1,956      1,983       1,964     2,819      2,373        630
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.680      $8.303   $10.741    $12.103    $12.629
Accumulation Unit Value, End of Period                           $9.680     $8.303     $10.741   $12.103    $12.629    $15.093
Number of Units Outstanding, End of Period                        3,229      3,999       7,002    11,014     11,424      5,318
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.713      $7.022    $8.794     $9.469     $9.485
Accumulation Unit Value, End of Period                           $7.713     $7.022      $8.794    $9.469     $9.485    $10.161
Number of Units Outstanding, End of Period                          820      2,764       3,042     3,210      2,733      3,023
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.621      $8.703   $10.307    $11.215    $11.761
Accumulation Unit Value, End of Period                           $9.621     $8.703     $10.307   $11.215    $11.761    $13.172
Number of Units Outstanding, End of Period                        6,066      8,223       7,639     5,916      5,691      5,332
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.415     $10.774   $11.444    $11.817    $11.971
Accumulation Unit Value, End of Period                          $10.415    $10.774     $11.444   $11.817    $11.971    $12.394
Number of Units Outstanding, End of Period                        9,489     13,467      14,631    18,737     21,142     10,742
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.273     $10.480   $10.503    $10.443    $10.418
Accumulation Unit Value, End of Period                          $10.273    $10.480     $10.503   $10.443    $10.418    $10.651
Number of Units Outstanding, End of Period                       11,499     20,114      23,724    25,752     24,259     15,161
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.040      $9.981    $9.850     $9.739     $9.814
Accumulation Unit Value, End of Period                          $10.047     $9.981      $9.850    $9.739     $9.814    $10.066
Number of Units Outstanding, End of Period                        8,001     12,995      31,026    16,866     20,227     12,845
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.442      $7.176    $8.994     $9.749    $10.006
Accumulation Unit Value, End of Period                           $9.442     $7.176      $8.994    $9.749    $10.006    $11.330
Number of Units Outstanding, End of Period                       13,404     34,883      49,619    21,212     18,778     16,162
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.527      $8.415   $10.411    $11.266    $11.965
Accumulation Unit Value, End of Period                           $9.527     $8.415     $10.411   $11.266    $11.965    $13.494
Number of Units Outstanding, End of Period                        8,726      9,745      12,723    16,367     13,441      8,462
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.303      $6.277    $7.227     $8.544     $9.602
Accumulation Unit Value, End of Period                           $8.303     $6.277      $7.227    $8.544     $9.602    $11.326
Number of Units Outstanding, End of Period                        5,707      5,841       5,879     4,448      5,806      3,821
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.257      $8.738   $12.852    $15.550    $20.457
Accumulation Unit Value, End of Period                           $9.257     $8.738     $12.852   $15.550    $20.457    $27.573
Number of Units Outstanding, End of Period                            0        223         508       297        286        468
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.628      $6.825    $8.379     $8.875    $10.093
Accumulation Unit Value, End of Period                           $9.628     $6.825      $8.379    $8.875    $10.093    $10.326
Number of Units Outstanding, End of Period                        4,732      7,470       7,543     7,886      7,631      7,231
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.092      $7.433    $9.307    $10.737    $11.720
Accumulation Unit Value, End of Period                           $9.092     $7.433      $9.307   $10.737    $11.720    $14.414
Number of Units Outstanding, End of Period                        1,647      4,029       2,686     2,662      3,659      3,554
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.307   $10.180    $12.165    $14.056
Accumulation Unit Value, End of Period                                -     $7.307     $10.180   $12.165    $14.056    $15.095
Number of Units Outstanding, End of Period                            -          0         648     1,218      1,099      1,407
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.850      $6.967    $9.690    $10.912    $12.044
Accumulation Unit Value, End of Period                           $9.850     $6.967      $9.690   $10.912    $12.044    $14.287
Number of Units Outstanding, End of Period                       18,147     30,706      33,646    20,908     21,538     16,231
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.250      $9.925   $13.506    $18.104    $20.826
Accumulation Unit Value, End of Period                          $10.250     $9.925     $13.506   $18.104    $20.826    $28.255
Number of Units Outstanding, End of Period                        2,377      8,313       6,916     4,826      4,696      4,315
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.119    $12.141
Accumulation Unit Value, End of Period                                -          -           -   $11.119    $12.141    $12.519
Number of Units Outstanding, End of Period                            -          -           -       334      1,287          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.033   $10.324    $11.914    $12.190
Accumulation Unit Value, End of Period                                -     $8.033     $10.324   $11.914    $12.190    $13.903
Number of Units Outstanding, End of Period                            -     16,284      13,850    14,313     20,882     17,296
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $8.774      $5.822    $7.286     $7.664     $8.130
Accumulation Unit Value, End of Period                           $8.774     $5.822      $7.286    $7.664     $8.130     $8.218
Number of Units Outstanding, End of Period                        1,555      1,136       1,319     1,469      1,673        154
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.761      $5.798    $7.239     $7.596     $8.036
Accumulation Unit Value, End of Period                           $8.761     $5.798      $7.239    $7.596     $8.036     $8.105
Number of Units Outstanding, End of Period                       12,321     23,907      25,816    14,878     12,138      9,379
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.229      $6.860    $8.732     $9.150     $9.787
Accumulation Unit Value, End of Period                           $9.229     $6.860      $8.732    $9.150     $9.787    $10.225
Number of Units Outstanding, End of Period                        6,576      7,069       7,246     7,258      7,039      8,346
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.789
Number of Units Outstanding, End of Period                            -          -           -         -          -      3,309
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.810    $11.432
Accumulation Unit Value, End of Period                                -          -           -   $10.810    $11.432    $12.498
Number of Units Outstanding, End of Period                            -          -           -         0        326        695
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.124      $6.432    $8.514     $9.583    $10.514
Accumulation Unit Value, End of Period                           $9.124     $6.432      $8.514    $9.583    $10.514    $10.205
Number of Units Outstanding, End of Period                          100        100       1,749     2,524      4,298      4,540
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.514      $7.268    $9.441    $10.320    $10.608
Accumulation Unit Value, End of Period                           $9.514     $7.268      $9.441   $10.320    $10.608    $12.197
Number of Units Outstanding, End of Period                       14,176     31,552      30,734    21,742     20,013     15,426
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.311      $6.328    $7.672     $8.169     $9.220
Accumulation Unit Value, End of Period                           $9.311     $6.328      $7.672    $8.169     $9.220     $9.004
Number of Units Outstanding, End of Period                        7,953     11,894      12,779     9,006      8,807      9,423
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.685    $10.850
Accumulation Unit Value, End of Period                                -          -           -   $10.685    $10.850    $11.662
Number of Units Outstanding, End of Period                            -          -           -       407        829        783
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.229    $11.212
Accumulation Unit Value, End of Period                                -          -           -   $11.229    $11.212    $13.029
Number of Units Outstanding, End of Period                            -          -           -         0      1,869      7,221
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.941    $11.886
Accumulation Unit Value, End of Period                                -          -           -   $10.941    $11.886    $13.829
Number of Units Outstanding, End of Period                            -          -           -         0          0        767
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.508    $12.459
Accumulation Unit Value, End of Period                                -          -           -   $11.508    $12.459    $14.871
Number of Units Outstanding, End of Period                            -          -           -     1,752      4,171      4,702
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.447      $7.521    $9.416    $10.282    $10.633
Accumulation Unit Value, End of Period                           $9.447     $7.521      $9.416   $10.282    $10.633    $12.113
Number of Units Outstanding, End of Period                           30         29       4,313     3,573      3,019      2,503
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.172      $7.421    $9.374    $10.704    $11.803
Accumulation Unit Value, End of Period                           $9.172     $7.421      $9.374   $10.704    $11.803    $14.816
Number of Units Outstanding, End of Period                        1,426      5,760       5,622     5,562      5,061      4,747
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.289   $10.719    $13.296    $13.986
Accumulation Unit Value, End of Period                                -     $7.289     $10.719   $13.296    $13.986    $16.123
Number of Units Outstanding, End of Period                            -      4,307       5,159     3,193      2,522      2,697
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.110      $6.577    $8.074     $8.334     $8.657
Accumulation Unit Value, End of Period                           $9.110     $6.577      $8.074    $8.334     $8.657     $8.970
Number of Units Outstanding, End of Period                        6,514     11,559       8,300     4,151      5,649      3,493


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.


(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION
2


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.176      $6.954    $8.590     $9.490    $11.439
Accumulation Unit Value, End of Period                           $9.176     $6.954      $8.590    $9.490    $11.439    $12.094
Number of Units Outstanding, End of Period                        1,791      3,560       3,314     3,314      3,314      3,883
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.302      $7.470    $9.356     $9.944    $10.290
Accumulation Unit Value, End of Period                           $9.302     $7.470      $9.356    $9.944    $10.290    $11.201
Number of Units Outstanding, End of Period                        7,116      7,441       7,368     6,291      6,287      6,137
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.210      $7.105    $8.552     $9.312    $10.783
Accumulation Unit Value, End of Period                           $9.210     $7.105      $8.552    $9.312    $10.783    $11.006
Number of Units Outstanding, End of Period                        4,944      6,780       8,093     6,992      6,982      6,982
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.546      $7.357    $9.300    $10.274    $10.935
Accumulation Unit Value, End of Period                           $9.546     $7.357      $9.300   $10.274    $10.935    $13.950
Number of Units Outstanding, End of Period                        1,959      3,136       3,771     2,708      2,704      2,139
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $8.968      $6.963    $8.942     $9.862    $10.310
Accumulation Unit Value, End of Period                           $8.968     $6.963      $8.942    $9.862    $10.310    $11.985
Number of Units Outstanding, End of Period                          268        796         796       796        796        545
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.677      $8.295   $10.725    $12.077    $12.594
Accumulation Unit Value, End of Period                           $9.677     $8.295     $10.725   $12.077    $12.594    $15.043
Number of Units Outstanding, End of Period                          885      3,196       3,945     2,772      2,771      2,980
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.711      $7.016    $8.780     $9.449     $9.459
Accumulation Unit Value, End of Period                           $7.711     $7.016      $8.780    $9.449     $9.459    $10.128
Number of Units Outstanding, End of Period                        2,141      2,406       3,344     3,343      3,344      1,162
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.618      $8.695   $10.291    $11.191    $11.729
Accumulation Unit Value, End of Period                           $9.618     $8.695     $10.291   $11.191    $11.729    $13.129
Number of Units Outstanding, End of Period                            0        154         467       467        466        619
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.411     $10.764   $11.427    $11.792    $11.939
Accumulation Unit Value, End of Period                          $10.411    $10.764     $11.427   $11.792    $11.939    $12.352
Number of Units Outstanding, End of Period                          231      5,622       9,776     6,521      6,121      5,568
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.269     $10.470   $10.487    $10.420    $10.390
Accumulation Unit Value, End of Period                          $10.269    $10.470     $10.487   $10.420    $10.390    $10.616
Number of Units Outstanding, End of Period                            0      6,570      16,396    13,964     12,806     16,086
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.027      $9.972    $9.835     $9.719     $9.788
Accumulation Unit Value, End of Period                          $10.027     $9.972      $9.835    $9.719     $9.788    $10.032
Number of Units Outstanding, End of Period                            0      1,023         718       774        776        711
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.439      $7.169    $8.980     $9.728     $9.979
Accumulation Unit Value, End of Period                           $9.439     $7.169      $8.980    $9.728     $9.979    $11.292
Number of Units Outstanding, End of Period                        2,487      5,111       6,291     6,286      6,281      5,813
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.524      $8.407   $10.395    $11.242    $11.933
Accumulation Unit Value, End of Period                           $9.524     $8.407     $10.395   $11.242    $11.933    $13.449
Number of Units Outstanding, End of Period                        1,931      1,975       3,824     3,617      3,230      3,018
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $9.388      $6.271    $7.216     $8.526     $9.576
Accumulation Unit Value, End of Period                           $9.388     $6.271      $7.216    $8.526     $9.576    $11.289
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.757      $8.730   $12.833    $15.517    $20.401
Accumulation Unit Value, End of Period                           $9.757     $8.730     $12.833   $15.517    $20.401    $27.481
Number of Units Outstanding, End of Period                          275        939       1,257     1,185        918        918
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.672      $6.819    $8.367     $8.856    $10.065
Accumulation Unit Value, End of Period                           $9.672     $6.819      $8.367    $8.856    $10.065    $10.292
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.089      $7.426    $9.293    $10.714    $11.689
Accumulation Unit Value, End of Period                           $9.089     $7.426      $9.293   $10.714    $11.689    $14.366
Number of Units Outstanding, End of Period                          849        237         228       208        200          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.304   $10.170    $12.145    $14.025
Accumulation Unit Value, End of Period                                -     $7.304     $10.170   $12.145    $14.025    $15.053
Number of Units Outstanding, End of Period                            -      1,457       1,749     1,416      1,011        657
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.847      $6.961    $9.675    $10.889    $12.012
Accumulation Unit Value, End of Period                           $9.847     $6.961      $9.675   $10.889    $12.012    $14.240
Number of Units Outstanding, End of Period                        6,589     10,426      10,871     9,595      8,279      5,985
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.247      $9.916   $13.485    $18.065    $20.770
Accumulation Unit Value, End of Period                          $10.247     $9.916     $13.485   $18.065    $20.770    $28.162
Number of Units Outstanding, End of Period                        2,225      3,416       4,051     4,046      3,915      2,664
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.114    $12.128
Accumulation Unit Value, End of Period                                -          -           -   $11.114    $12.128    $12.498
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.030   $10.313    $11.895    $12.163
Accumulation Unit Value, End of Period                                -     $8.030     $10.313   $11.895    $12.163    $13.864
Number of Units Outstanding, End of Period                            -      2,875       9,305     9,237      8,035      6,613
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $9.248      $5.816    $7.275     $7.648     $8.107
Accumulation Unit Value, End of Period                           $9.248     $5.816      $7.275    $7.648     $8.107     $8.191
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.759      $5.793    $7.228     $7.580     $8.014
Accumulation Unit Value, End of Period                           $8.759     $5.793      $7.228    $7.580     $8.014     $8.078
Number of Units Outstanding, End of Period                        6,150      9,435      10,609     9,108      7,843      5,346
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.226      $6.854    $8.719     $9.131     $9.761
Accumulation Unit Value, End of Period                           $9.226     $6.854      $8.719    $9.131     $9.761    $10.191
Number of Units Outstanding, End of Period                        2,227      2,846       3,045     3,045      3,041      4,752
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.785
Number of Units Outstanding, End of Period                            -          -           -         -          -      6,184
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.805    $11.420
Accumulation Unit Value, End of Period                                -          -           -   $10.805    $11.420    $12.478
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.348      $6.426    $8.501     $9.563    $10.486
Accumulation Unit Value, End of Period                           $9.348     $6.426      $8.501    $9.563    $10.486    $10.171
Number of Units Outstanding, End of Period                            0        292         292       291        291        290
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.511      $7.261    $9.427    $10.298    $10.580
Accumulation Unit Value, End of Period                           $9.511     $7.261      $9.427   $10.298    $10.580    $12.156
Number of Units Outstanding, End of Period                        5,378      7,511       6,687     6,685      6,683      6,169
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.308      $6.322    $7.661     $8.152     $9.195
Accumulation Unit Value, End of Period                           $9.308     $6.322      $7.661    $8.152     $9.195     $8.974
Number of Units Outstanding, End of Period                          918      2,874       2,349     2,348      2,348      2,347
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.680    $10.836
Accumulation Unit Value, End of Period                                -          -           -   $10.680    $10.836    $11.640
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.224    $11.200
Accumulation Unit Value, End of Period                                -          -           -   $11.224    $11.200    $13.007
Number of Units Outstanding, End of Period                            -          -           -         0          0      2,687
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.936    $11.874
Accumulation Unit Value, End of Period                                -          -           -   $10.936    $11.874    $13.806
Number of Units Outstanding, End of Period                            -          -           -         0          0        147
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.503    $12.447
Accumulation Unit Value, End of Period                                -          -           -   $11.503    $12.447    $14.847
Number of Units Outstanding, End of Period                            -          -           -         0      1,694      1,694
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.444      $7.515    $9.402    $10.260    $10.604
Accumulation Unit Value, End of Period                           $9.444     $7.515      $9.402   $10.260    $10.604    $12.073
Number of Units Outstanding, End of Period                          151      7,727       7,981     5,073      4,315      4,300
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.169      $7.414    $9.360    $10.681    $11.771
Accumulation Unit Value, End of Period                           $9.169     $7.414      $9.360   $10.681    $11.771    $14.767
Number of Units Outstanding, End of Period                        2,608      6,255       7,734     7,630      6,993      7,449
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.286   $10.709    $13.275    $13.956
Accumulation Unit Value, End of Period                                -     $7.286     $10.709   $13.275    $13.956    $16.078
Number of Units Outstanding, End of Period                            -      1,126       1,233     1,030        930      1,218
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.107      $6.571    $8.061     $8.316     $8.633
Accumulation Unit Value, End of Period                           $9.107     $6.571      $8.061    $8.316     $8.633     $8.940
Number of Units Outstanding, End of Period                        1,593      4,400       3,601     3,598      2,354      2,352


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.166      $6.933    $8.547     $9.423    $11.336
Accumulation Unit Value, End of Period                           $9.166     $6.933      $8.547    $9.423    $11.336    $11.961
Number of Units Outstanding, End of Period                       37,994     76,164      86,053    75,534     56,625     68,547
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.292      $7.447    $9.309     $9.874    $10.197
Accumulation Unit Value, End of Period                           $9.292     $7.447      $9.309    $9.874    $10.197    $11.078
Number of Units Outstanding, End of Period                      102,358    286,605     339,360   326,216    324,816    293,661
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.200      $7.083    $8.509     $9.246    $10.686
Accumulation Unit Value, End of Period                           $9.200     $7.083      $8.509    $9.246    $10.686    $10.885
Number of Units Outstanding, End of Period                      122,908    272,935     412,984   387,007    354,728    324,226
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.536      $7.335    $9.253    $10.202    $10.836
Accumulation Unit Value, End of Period                           $9.536     $7.335      $9.253   $10.202    $10.836    $13.796
Number of Units Outstanding, End of Period                       54,700    135,636     186,223   207,982    176,568    161,459
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $8.958      $6.942    $8.897     $9.792    $10.217
Accumulation Unit Value, End of Period                           $8.958     $6.942      $8.897    $9.792    $10.217    $11.853
Number of Units Outstanding, End of Period                       11,212     38,317      41,394    47,791     47,118     45,731
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.666      $8.270   $10.671    $11.992    $12.481
Accumulation Unit Value, End of Period                           $9.666     $8.270     $10.671   $11.992    $12.481    $14.877
Number of Units Outstanding, End of Period                       42,603    115,288     164,382   171,712    168,650    161,349
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.702      $6.994    $8.736     $9.382     $9.374
Accumulation Unit Value, End of Period                           $7.702     $6.994      $8.736    $9.382     $9.374    $10.016
Number of Units Outstanding, End of Period                       27,974     57,789     113,500    73,086     73,125     61,593
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.608      $8.668   $10.239    $11.112    $11.623
Accumulation Unit Value, End of Period                           $9.608     $8.668     $10.239   $11.112    $11.623    $12.984
Number of Units Outstanding, End of Period                       14,674     53,629      59,137    57,695     55,232     50,458
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.400     $10.731   $11.369    $11.709    $11.831
Accumulation Unit Value, End of Period                          $10.400    $10.731     $11.369   $11.709    $11.831    $12.217
Number of Units Outstanding, End of Period                      143,420    257,927     310,658   246,055    204,685    170,422
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.258     $10.438   $10.434    $10.347    $10.296
Accumulation Unit Value, End of Period                          $10.258    $10.438     $10.434   $10.347    $10.296    $10.499
Number of Units Outstanding, End of Period                       45,215    199,471     323,923   297,301    285,331    224,364
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.033      $9.941    $9.785     $9.650     $9.699
Accumulation Unit Value, End of Period                          $10.033     $9.941      $9.785    $9.650     $9.699     $9.922
Number of Units Outstanding, End of Period                       93,551    219,478     218,730   131,136    109,800     98,057
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.429      $7.147    $8.935     $9.659     $9.888
Accumulation Unit Value, End of Period                           $9.429     $7.147      $8.935    $9.659     $9.888    $11.168
Number of Units Outstanding, End of Period                       88,645    245,361     354,806   348,913    335,708    304,202
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.513      $8.382   $10.342    $11.163    $11.825
Accumulation Unit Value, End of Period                           $9.513     $8.382     $10.342   $11.163    $11.825    $13.301
Number of Units Outstanding, End of Period                       73,693    156,829     190,018   185,018    174,800    163,323
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.292      $6.251    $7.180     $8.465     $9.489
Accumulation Unit Value, End of Period                           $8.292     $6.251      $7.180    $8.465     $9.489    $11.165
Number of Units Outstanding, End of Period                       42,821     62,913      71,562    71,377     56,285     64,213
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.746      $8.703   $12.768    $15.408    $20.217
Accumulation Unit Value, End of Period                           $9.746     $8.703     $12.768   $15.408    $20.217    $27.179
Number of Units Outstanding, End of Period                       10,220     39,406      46,488    56,958     59,869     65,468
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.614      $6.798    $8.324     $8.794     $9.974
Accumulation Unit Value, End of Period                           $9.614     $6.798      $8.324    $8.794     $9.974    $10.179
Number of Units Outstanding, End of Period                       14,404     27,519      39,755    43,350     52,024     52,483
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.079      $7.403    $9.246    $10.639    $11.583
Accumulation Unit Value, End of Period                           $9.079     $7.403      $9.246   $10.639    $11.583    $14.208
Number of Units Outstanding, End of Period                       10,515     27,754      56,020    63,359     73,325     72,691
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.294   $10.136    $12.081    $13.923
Accumulation Unit Value, End of Period                                -     $7.294     $10.136   $12.081    $13.923    $14.914
Number of Units Outstanding, End of Period                            -     56,575     135,814   134,760    131,074    127,187
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.837      $6.940    $9.626    $10.812    $11.903
Accumulation Unit Value, End of Period                           $9.837     $6.940      $9.626   $10.812    $11.903    $14.083
Number of Units Outstanding, End of Period                      106,457    341,330     367,430   364,758    344,756    313,313
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.236      $9.886   $13.417    $17.938    $20.582
Accumulation Unit Value, End of Period                          $10.236     $9.886     $13.417   $17.938    $20.582    $27.852
Number of Units Outstanding, End of Period                                 107,231     126,165   107,711    102,983     96,837
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.099    $12.088
Accumulation Unit Value, End of Period                                -          -           -   $11.099    $12.088    $12.433
Number of Units Outstanding, End of Period                            -          -           -    29,081     32,469     32,761
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.019   $10.279    $11.831    $12.074
Accumulation Unit Value, End of Period                                -     $8.019     $10.279   $11.831    $12.074    $13.735
Number of Units Outstanding, End of Period                            -    284,827     494,148   506,975    496,495    468,737
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $8.762      $5.798    $7.238     $7.594     $8.034
Accumulation Unit Value, End of Period                           $8.762     $5.798      $7.238    $7.594     $8.034     $8.100
Number of Units Outstanding, End of Period                        3,800     54,261      66,098    62,312     56,702     52,238
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.749      $5.775    $7.191     $7.527     $7.942
Accumulation Unit Value, End of Period                           $8.749     $5.775      $7.191    $7.527     $7.942     $7.989
Number of Units Outstanding, End of Period                       94,621    217,390     280,774   267,459    253,949    228,453
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.216      $6.833    $8.675     $9.066     $9.673
Accumulation Unit Value, End of Period                           $9.216     $6.833      $8.675    $9.066     $9.673    $10.079
Number of Units Outstanding, End of Period                       67,153    118,996     138,347   137,069    135,057    173,575
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.771
Number of Units Outstanding, End of Period                            -          -           -         -          -    103,731
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.790    $11.382
Accumulation Unit Value, End of Period                                -          -           -   $10.790    $11.382    $12.412
Number of Units Outstanding, End of Period                            -          -           -     6,573      9,637      8,815
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.111      $6.406    $8.458     $9.496    $10.484
Accumulation Unit Value, End of Period                           $9.111     $6.406      $8.458    $9.496    $10.391    $12.023
Number of Units Outstanding, End of Period                       12,882     23,416      43,411    61,958     64,667    376,318
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.501      $7.239    $9.379    $10.225    $10.484
Accumulation Unit Value, End of Period                           $9.501     $7.239      $9.379   $10.225    $10.484    $12.023
Number of Units Outstanding, End of Period                      141,748    347,329     472,780   450,307    408,626    376,318
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.298      $6.303    $7.622     $8.094     $9.112
Accumulation Unit Value, End of Period                           $9.298     $6.303      $7.622    $8.094     $9.112     $8.875
Number of Units Outstanding, End of Period                       50,766    117,399     152,193   127,106    109,632    114,135
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.666    $10.801
Accumulation Unit Value, End of Period                                -          -           -   $10.666    $10.801    $11.579
Number of Units Outstanding, End of Period                            -          -           -       105      1,015      5,368
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.209    $11.163
Accumulation Unit Value, End of Period                                -          -           -   $11.209    $11.163    $12.939
Number of Units Outstanding, End of Period                            -          -           -     1,293     17,067     50,178
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.921    $11.835
Accumulation Unit Value, End of Period                                -          -           -   $10.921    $11.835    $13.733
Number of Units Outstanding, End of Period                            -          -           -     1,564     13,268     35,121
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.487    $12.405
Accumulation Unit Value, End of Period                                -          -           -   $11.487    $12.405    $14.767
Number of Units Outstanding, End of Period                            -          -           -     4,315     26,752     40,216
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.434      $7.491    $9.354    $10.188    $10.508
Accumulation Unit Value, End of Period                           $9.434     $7.491      $9.354   $10.188    $10.508    $11.940
Number of Units Outstanding, End of Period                       35,301     82,223      89,052    74,840     60,183     51,131
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.159      $7.392    $9.312    $10.606    $11.665
Accumulation Unit Value, End of Period                           $9.159     $7.392      $9.312   $10.606    $11.665    $14.604
Number of Units Outstanding, End of Period                       63,280    181,371     203,349   193,306    187,094    191,447
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.276   $10.673    $13.204    $13.854
Accumulation Unit Value, End of Period                                -     $7.276     $10.673   $13.204    $13.854    $15.929
Number of Units Outstanding, End of Period                            -     97,785     125,788   124,346    124,592    118,421
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.097      $6.551    $8.021     $8.257     $8.555
Accumulation Unit Value, End of Period                           $9.097     $6.551      $8.021    $8.257     $8.555     $8.842
Number of Units Outstanding, End of Period                       71,449    134,073     159,730   143,502    126,102    104,720


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.186      $6.976    $8.634     $9.557    $11.543
Accumulation Unit Value, End of Period                           $9.186     $6.976      $8.634    $9.557    $11.543    $12.229
Number of Units Outstanding, End of Period                          149          0           0         0          0          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.312      $7.493    $9.404    $10.014    $10.384
Accumulation Unit Value, End of Period                           $9.312     $7.493      $9.404   $10.014    $10.384    $11.326
Number of Units Outstanding, End of Period                       10,910     14,181      24,848    24,079     10,668     10,668
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.182      $7.127    $8.596     $9.378    $10.881
Accumulation Unit Value, End of Period                           $9.182     $7.127      $8.596    $9.378    $10.881    $11.129
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.974      $7.380    $9.348    $10.347    $11.035
Accumulation Unit Value, End of Period                           $9.974     $7.380      $9.348   $10.347    $11.035    $14.105
Number of Units Outstanding, End of Period                            0          0           0         0      1,421      1,421
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.698      $6.985    $8.988     $9.932    $10.404
Accumulation Unit Value, End of Period                           $9.698     $6.985      $8.988    $9.932    $10.404    $12.118
Number of Units Outstanding, End of Period                            0          0           0       776        775        775
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000    $10.134      $8.321   $10.780    $12.163    $12.709
Accumulation Unit Value, End of Period                          $10.134     $8.321     $10.780   $12.163    $12.709    $15.210
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $9.195      $7.037    $8.825     $9.516     $9.545
Accumulation Unit Value, End of Period                           $9.195     $7.037      $8.825    $9.516     $9.545    $10.240
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.628      $8.721   $10.343    $11.270    $11.836
Accumulation Unit Value, End of Period                           $9.628     $8.721     $10.343   $11.270    $11.836    $13.275
Number of Units Outstanding, End of Period                        1,438      2,759       2,845     2,207      1,733      1,810
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.422     $10.797   $11.485    $11.876    $12.048
Accumulation Unit Value, End of Period                          $10.422    $10.797     $11.485   $11.876    $12.048    $12.490
Number of Units Outstanding, End of Period                        1,612      4,551       2,344     2,428      2,240      2,266
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.280     $10.502   $10.540    $10.494    $10.484
Accumulation Unit Value, End of Period                          $10.280    $10.502     $10.540   $10.494    $10.484    $10.734
Number of Units Outstanding, End of Period                        1,488      4,504       4,247     4,247          0          0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.031     $10.002    $9.885     $9.788     $9.877
Accumulation Unit Value, End of Period                          $10.031    $10.002      $9.885    $9.788     $9.877    $10.144
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.449      $7.191    $9.026     $9.797    $10.069
Accumulation Unit Value, End of Period                           $9.449     $7.191      $9.026    $9.797    $10.069    $11.418
Number of Units Outstanding, End of Period                        8,443      9,701       9,248     8,412        680        654
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.534      $8.433   $10.448    $11.322    $12.042
Accumulation Unit Value, End of Period                           $9.534     $8.433     $10.448   $11.322    $12.042    $13.599
Number of Units Outstanding, End of Period                          146        142         140       227        235        235
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.309      $6.290    $7.253     $8.586     $9.663
Accumulation Unit Value, End of Period                           $8.309     $6.290      $7.253    $8.586     $9.663    $11.415
Number of Units Outstanding, End of Period                          912        964         964       306        280        293
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.259      $8.757   $12.898    $15.628    $20.587
Accumulation Unit Value, End of Period                           $9.259     $8.757     $12.898   $15.628    $20.587    $27.787
Number of Units Outstanding, End of Period                            0          0           0         0        817        817
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.676      $6.840    $8.409     $8.919    $10.157
Accumulation Unit Value, End of Period                           $9.676     $6.840      $8.409    $8.919    $10.157    $10.406
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.791      $7.449    $9.340    $10.790    $11.795
Accumulation Unit Value, End of Period                           $9.791     $7.449      $9.340   $10.790    $11.795    $14.526
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.314   $10.204    $12.210    $14.128
Accumulation Unit Value, End of Period                                -     $7.314     $10.204   $12.210    $14.128    $15.194
Number of Units Outstanding, End of Period                            -          0           0         0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.858      $6.982    $9.724    $10.966    $12.121
Accumulation Unit Value, End of Period                           $9.858     $6.982      $9.724   $10.966    $12.121    $14.399
Number of Units Outstanding, End of Period                        2,378      8,179       9,829     9,785      8,388      8,380
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.586      $9.947   $13.554    $18.193    $20.959
Accumulation Unit Value, End of Period                          $10.586     $9.947     $13.554   $18.193    $20.959    $28.475
Number of Units Outstanding, End of Period                            0        515         461       456        423        361
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.129    $12.169
Accumulation Unit Value, End of Period                                -          -           -   $11.129    $12.169    $12.566
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.041   $10.348    $11.958    $12.253
Accumulation Unit Value, End of Period                                -     $8.041     $10.348   $11.958    $12.253    $13.994
Number of Units Outstanding, End of Period                            -      1,595         513     1,175        663        663
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $9.251      $5.834    $7.312     $7.702     $8.181
Accumulation Unit Value, End of Period                           $9.251     $5.834      $7.312    $7.702     $8.181     $8.282
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.768      $5.811    $7.265     $7.634     $8.087
Accumulation Unit Value, End of Period                           $8.768     $5.811      $7.265    $7.634     $8.087     $8.168
Number of Units Outstanding, End of Period                           46        289         288       286        285        284
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.235      $6.875    $8.763     $9.196     $9.850
Accumulation Unit Value, End of Period                           $9.235     $6.875      $8.763    $9.196     $9.850    $10.305
Number of Units Outstanding, End of Period                        1,127      3,414       3,414     3,414          0          0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.799
Number of Units Outstanding, End of Period                            -          -           -         -          -        281
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.820    $11.459
Accumulation Unit Value, End of Period                                -          -           -   $10.820    $11.459    $12.545
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.351      $6.446    $8.545     $9.631    $10.581
Accumulation Unit Value, End of Period                           $9.351     $6.446      $8.545    $9.631    $10.581    $10.285
Number of Units Outstanding, End of Period                            0          0           0       779      7,789      7,789
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.521      $7.284    $9.475    $10.371    $10.676
Accumulation Unit Value, End of Period                           $9.521     $7.284      $9.475   $10.371    $10.676    $12.292
Number of Units Outstanding, End of Period                        1,942      4,455       4,062     4,093     10,969     10,994
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.318      $6.342    $7.700     $8.210     $9.279
Accumulation Unit Value, End of Period                           $9.318     $6.342      $7.700    $8.210     $9.279     $9.074
Number of Units Outstanding, End of Period                        3,489      5,215       5,215     5,215          0          0
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.695    $10.873
Accumulation Unit Value, End of Period                                -          -           -   $10.695    $10.873    $11.703
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.240    $11.238
Accumulation Unit Value, End of Period                                -          -           -   $11.240    $11.238    $13.078
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.951    $11.914
Accumulation Unit Value, End of Period                                -          -           -   $10.951    $11.914    $13.881
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.519    $12.488
Accumulation Unit Value, End of Period                                -          -           -   $11.519    $12.488    $14.926
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.455      $7.538    $9.449    $10.333    $10.701
Accumulation Unit Value, End of Period                           $9.455     $7.538      $9.449   $10.333    $10.701    $12.207
Number of Units Outstanding, End of Period                          783        782         781       780          0          0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.709      $7.437    $9.407    $10.757    $11.878
Accumulation Unit Value, End of Period                           $9.709     $7.437      $9.407   $10.757    $11.878    $14.931
Number of Units Outstanding, End of Period                            0        523         523       522        502        468
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.295   $10.744    $13.346    $14.058
Accumulation Unit Value, End of Period                                -     $7.295     $10.744   $13.346    $14.058    $16.229
Number of Units Outstanding, End of Period                            -          0           0       622        622        622
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.116      $6.591    $8.102     $8.375     $8.712
Accumulation Unit Value, End of Period                           $9.116     $6.591      $8.102    $8.375     $8.712     $9.040
Number of Units Outstanding, End of Period                          545        544      18,726    18,725     18,183     18,183


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.180      $6.962    $8.606     $9.513    $11.476
Accumulation Unit Value, End of Period                           $9.180     $6.962      $8.606    $9.513    $11.476    $12.141
Number of Units Outstanding, End of Period                          533        448       1,315       866        866        866
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.306      $7.478    $9.373     $9.968    $10.323
Accumulation Unit Value, End of Period                           $9.306     $7.478      $9.373    $9.968    $10.323    $11.245
Number of Units Outstanding, End of Period                       14,854     18,111      17,045    15,543     12,020      8,315
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.213      $7.113    $8.567     $9.335    $10.817
Accumulation Unit Value, End of Period                           $9.213     $7.113      $8.567    $9.335    $10.817    $11.049
Number of Units Outstanding, End of Period                        9,231      9,856      12,256    12,518     12,458     12,400
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.550      $7.365    $9.317    $10.300    $10.970
Accumulation Unit Value, End of Period                           $9.550     $7.365      $9.317   $10.300    $10.970    $14.004
Number of Units Outstanding, End of Period                        6,146      6,767       5,778     5,528      1,126      1,660
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.696      $6.971    $8.958     $9.886    $10.343
Accumulation Unit Value, End of Period                           $9.696     $6.971      $8.958    $9.886    $10.343    $12.031
Number of Units Outstanding, End of Period                            0          0           0     1,463      1,463      1,463
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.680      $8.304   $10.744    $12.107    $12.634
Accumulation Unit Value, End of Period                           $9.680     $8.304     $10.744   $12.107    $12.634    $15.101
Number of Units Outstanding, End of Period                        2,610      5,821       7,194     5,881      5,810      5,757
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.714      $7.023    $8.796     $9.472     $9.489
Accumulation Unit Value, End of Period                           $7.714     $7.023      $8.796    $9.472     $9.489    $10.167
Number of Units Outstanding, End of Period                        1,265      1,532       2,051     1,996        703        726
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.621      $8.704   $10.309    $11.219    $11.766
Accumulation Unit Value, End of Period                           $9.621     $8.704     $10.309   $11.219    $11.766    $13.180
Number of Units Outstanding, End of Period                        2,103      3,485       3,548     4,627      4,503      2,039
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.415     $10.775   $11.447    $11.822    $11.977
Accumulation Unit Value, End of Period                          $10.415    $10.775     $11.447   $11.822    $11.977    $12.400
Number of Units Outstanding, End of Period                        7,023      8,473      13,360    12,441     10,151     10,090
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.273     $10.481   $10.505    $10.446    $10.423
Accumulation Unit Value, End of Period                          $10.273    $10.481     $10.505   $10.446    $10.423    $10.657
Number of Units Outstanding, End of Period                       10,406     14,410      19,226    20,657     11,670     10,167
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.048      $9.982    $9.852     $9.743     $9.819
Accumulation Unit Value, End of Period                          $10.048     $9.982      $9.852    $9.743     $9.819    $10.071
Number of Units Outstanding, End of Period                       11,116     14,913       9,509     6,418     12,525      5,342
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.443      $7.177    $8.996     $9.752    $10.010
Accumulation Unit Value, End of Period                           $9.443     $7.177      $8.996    $9.752    $10.010    $11.336
Number of Units Outstanding, End of Period                        6,089      6,762       5,941     4,532      4,534      4,534
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.527      $8.417   $10.414    $11.270    $11.971
Accumulation Unit Value, End of Period                           $9.527     $8.417     $10.414   $11.270    $11.971    $13.501
Number of Units Outstanding, End of Period                        4,929      7,339       7,102     5,875      5,871      3,910
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.304      $6.278    $7.229     $8.547     $9.606
Accumulation Unit Value, End of Period                           $8.304     $6.278      $7.229    $8.547     $9.606    $11.333
Number of Units Outstanding, End of Period                        5,804      5,801       5,799     5,797      5,683      5,683
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.760      $8.739   $12.856    $15.556    $20.466
Accumulation Unit Value, End of Period                           $9.760     $8.739     $12.856   $15.556    $20.466    $27.588
Number of Units Outstanding, End of Period                          803      2,130       1,918       799        798        941
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.628      $6.826    $8.382     $8.878    $10.097
Accumulation Unit Value, End of Period                           $9.628     $6.826      $8.382    $8.878    $10.097    $10.332
Number of Units Outstanding, End of Period                          351        350         350       349        349        348
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.092      $7.434    $9.310    $10.741    $11.726
Accumulation Unit Value, End of Period                           $9.092     $7.434      $9.310   $10.741    $11.726    $14.422
Number of Units Outstanding, End of Period                          322        706         730       756        543        515
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.307   $10.182    $12.168    $14.061
Accumulation Unit Value, End of Period                                -     $7.307     $10.182   $12.168    $14.061    $15.103
Number of Units Outstanding, End of Period                            -        239       2,753     4,491      4,235      3,776
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.851      $6.969    $9.692    $10.916    $12.050
Accumulation Unit Value, End of Period                           $9.851     $6.969      $9.692   $10.916    $12.050    $14.295
Number of Units Outstanding, End of Period                       22,642     29,391      33,393    31,513     25,387     21,134
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.250      $9.927   $13.509    $18.110    $20.836
Accumulation Unit Value, End of Period                          $10.250     $9.927     $13.509   $18.110    $20.836    $28.271
Number of Units Outstanding, End of Period                        1,180      3,929       4,030     2,847      2,011      1,772
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.119    $12.142
Accumulation Unit Value, End of Period                                -          -           -   $11.119    $12.142    $12.522
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.034   $10.325    $11.917    $12.195
Accumulation Unit Value, End of Period                                -     $8.034     $10.325   $11.917    $12.195    $13.909
Number of Units Outstanding, End of Period                            -      8,026      10,933    13,154     11,488     11,055
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $9.249      $5.823    $7.288     $7.667     $8.133
Accumulation Unit Value, End of Period                           $9.249     $5.823      $7.288    $7.667     $8.133     $8.222
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.760      $5.799    $7.241     $7.599     $8.040
Accumulation Unit Value, End of Period                           $8.762     $5.799      $7.241    $7.599     $8.040     $8.109
Number of Units Outstanding, End of Period                       10,081      9,015      10,219    10,236      9,874      9,872
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.229      $6.861    $8.734     $9.153     $9.792
Accumulation Unit Value, End of Period                           $9.229     $6.861      $8.734    $9.153     $9.792    $10.231
Number of Units Outstanding, End of Period                        7,038      9,362      10,311    10,340      7,952     12,575
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.790
Number of Units Outstanding, End of Period                            -          -           -         -          -      7,875
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.810    $11.433
Accumulation Unit Value, End of Period                                -          -           -   $10.810    $11.433    $12.501
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.120      $6.433    $8.517     $9.587    $10.519
Accumulation Unit Value, End of Period                           $9.124     $6.433      $8.517    $9.587    $10.519    $10.211
Number of Units Outstanding, End of Period                        1,651      1,068       2,116     4,746      3,791      3,401
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.514      $7.269    $9.444    $10.323    $10.613
Accumulation Unit Value, End of Period                           $9.514     $7.269      $9.444   $10.323    $10.613    $12.203
Number of Units Outstanding, End of Period                       10,661     15,331      19,325    17,426     15,491     11,662
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.312      $6.329    $7.674     $8.172     $9.225
Accumulation Unit Value, End of Period                           $9.312     $6.329      $7.674    $8.172     $9.225     $9.009
Number of Units Outstanding, End of Period                        8,414      8,828       8,821     9,050      9,131      9,805
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.685    $10.849
Accumulation Unit Value, End of Period                                -          -           -   $10.685    $10.849    $11.662
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.230    $11.213
Accumulation Unit Value, End of Period                                -          -           -   $11.230    $11.213    $13.032
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.941    $11.888
Accumulation Unit Value, End of Period                                -          -           -   $10.941    $11.888    $13.832
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.508    $12.462
Accumulation Unit Value, End of Period                                -          -           -   $11.508    $12.462    $14.876
Number of Units Outstanding, End of Period                            -          -           -     2,147      1,869      1,630
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.448      $7.523    $9.418    $10.285    $10.638
Accumulation Unit Value, End of Period                           $9.448     $7.523      $9.418   $10.285    $10.638    $12.120
Number of Units Outstanding, End of Period                          909      1,125       3,046     5,811      5,807      3,004
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.173      $7.422    $9.376    $10.708    $11.809
Accumulation Unit Value, End of Period                           $9.173     $7.422      $9.376   $10.708    $11.809    $14.824
Number of Units Outstanding, End of Period                        7,069     10,565      12,159    11,697      8,075      7,607
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.289   $10.721    $13.300    $13.991
Accumulation Unit Value, End of Period                                -     $7.289     $10.721   $13.300    $13.991    $16.130
Number of Units Outstanding, End of Period                            -      2,552       5,267     7,324      5,441      5,302
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.110      $6.578    $8.076     $8.337     $8.661
Accumulation Unit Value, End of Period                           $9.110     $6.578      $8.076    $8.337     $8.661     $8.975
Number of Units Outstanding, End of Period                        7,712      7,712       7,712     7,712      7,712      7,712

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.174      $6.950    $8.582     $9.476    $11.418
Accumulation Unit Value, End of Period                           $9.174     $6.950      $8.582    $9.476    $11.418    $12.067
Number of Units Outstanding, End of Period                        5,184      9,472       5,744     5,113      3,402      3,401
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.300      $7.466    $9.347     $9.930    $10.271
Accumulation Unit Value, End of Period                           $9.300     $7.466      $9.347    $9.930    $10.271    $11.176
Number of Units Outstanding, End of Period                       16,542     31,608      29,987    32,617     21,417     21,993
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.208      $7.101    $8.543     $9.299    $10.764
Accumulation Unit Value, End of Period                           $9.208     $7.101      $8.543    $9.299    $10.764    $10.982
Number of Units Outstanding, End of Period                        8,290     15,924      26,502    26,861     17,923      9,355
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.544      $7.353    $9.291    $10.260    $10.915
Accumulation Unit Value, End of Period                           $9.544     $7.353      $9.291   $10.260    $10.915    $13.919
Number of Units Outstanding, End of Period                        2,088      9,116      11,344    11,682     10,926     14,625
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $8.966      $6.959    $8.933     $9.848    $10.291
Accumulation Unit Value, End of Period                           $8.966     $6.959      $8.933    $9.848    $10.291    $11.958
Number of Units Outstanding, End of Period                        1,368      1,401       2,582     2,573      2,699      3,148
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.675      $8.290   $10.714    $12.060    $12.571
Accumulation Unit Value, End of Period                           $9.675     $8.290     $10.714   $12.060    $12.571    $15.009
Number of Units Outstanding, End of Period                        1,394      6,004       7,622    16,555     20,868     18,314
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.709      $7.011    $8.772     $9.435     $9.442
Accumulation Unit Value, End of Period                           $7.709     $7.011      $8.772    $9.435     $9.442    $10.105
Number of Units Outstanding, End of Period                        1,226      9,124      14,666    13,826     11,692     10,053
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.616      $8.689   $10.280    $11.175    $11.708
Accumulation Unit Value, End of Period                           $9.616     $8.689     $10.280   $11.175    $11.708    $13.100
Number of Units Outstanding, End of Period                        6,298      4,618      12,308    12,305     12,939     11,722
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.409     $10.757   $11.415    $11.776    $11.917
Accumulation Unit Value, End of Period                          $10.409    $10.757     $11.415   $11.776    $11.917    $12.325
Number of Units Outstanding, End of Period                       17,399     13,431      54,139    33,502     43,259     40,886
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.267     $10.464   $10.476    $10.406    $10.371
Accumulation Unit Value, End of Period                          $10.267    $10.464     $10.476   $10.406    $10.371    $10.592
Number of Units Outstanding, End of Period                       14,958     34,867      25,275    24,002     16,570     12,428
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.042      $9.965    $9.825     $9.705     $9.770
Accumulation Unit Value, End of Period                          $10.042     $9.965      $9.825    $9.705     $9.770    $10.010
Number of Units Outstanding, End of Period                       62,503     91,643      62,778    31,619     20,991     13,535
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.437      $7.165    $8.971     $9.714     $9.960
Accumulation Unit Value, End of Period                           $9.430     $7.165      $8.971    $9.714     $9.960    $11.267
Number of Units Outstanding, End of Period                        5,933     11,051      18,993    51,235     42,193     20,801
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.520      $8.402   $10.385    $11.227    $11.911
Accumulation Unit Value, End of Period                           $9.522     $8.402     $10.385   $11.227    $11.911    $13.419
Number of Units Outstanding, End of Period                        7,403     21,585      36,214    30,261     29,015     35,078
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.299      $6.267    $7.209     $8.513     $9.558
Accumulation Unit Value, End of Period                           $8.299     $6.267      $7.209    $8.513     $9.558    $11.264
Number of Units Outstanding, End of Period                        2,364      5,972       5,863     5,862      6,309      5,938
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.255      $8.724   $12.820    $15.495    $20.364
Accumulation Unit Value, End of Period                           $9.255     $8.724     $12.820   $15.495    $20.364    $27.421
Number of Units Outstanding, End of Period                            0      3,749         426       369      1,140      3,521
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.623      $6.815    $8.358     $8.844    $10.047
Accumulation Unit Value, End of Period                           $9.623     $6.815      $8.358    $8.844    $10.047    $10.269
Number of Units Outstanding, End of Period                          605        712       1,095     1,104      1,037      2,036
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.087      $7.421    $9.284    $10.699    $11.667
Accumulation Unit Value, End of Period                           $9.087     $7.421      $9.284   $10.699    $11.667    $14.334
Number of Units Outstanding, End of Period                        2,449      2,988       5,737     5,427      6,343      5,928
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.302   $10.163    $12.132    $14.005
Accumulation Unit Value, End of Period                                -     $7.302     $10.163   $12.132    $14.005    $15.025
Number of Units Outstanding, End of Period                            -         66       4,253     4,035      3,899      3,464
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.845      $6.957    $9.665    $10.874    $11.990
Accumulation Unit Value, End of Period                           $9.845     $6.957      $9.665   $10.874    $11.990    $14.209
Number of Units Outstanding, End of Period                       13,669     54,846      57,906    51,083     47,023     40,603
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.244      $9.910   $13.471    $18.040    $20.732
Accumulation Unit Value, End of Period                          $10.244     $9.910     $13.471   $18.040    $20.732    $28.100
Number of Units Outstanding, End of Period                        5,124     11,314       3,464     3,919      5,922      5,927
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.111    $12.120
Accumulation Unit Value, End of Period                                -          -           -   $11.111    $12.120    $12.485
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.028   $10.306    $11.882    $12.146
Accumulation Unit Value, End of Period                                -     $8.028     $10.306   $11.882    $12.146    $13.838
Number of Units Outstanding, End of Period                            -     40,034      48,193    48,186     41,048     36,279
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $8.770      $5.813    $7.267     $7.637     $8.093
Accumulation Unit Value, End of Period                           $8.770     $5.813      $7.267    $7.637     $8.093     $8.172
Number of Units Outstanding, End of Period                        1,154      2,104       2,103     2,103      2,102      1,714
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.757      $5.789    $7.221     $7.570     $8.000
Accumulation Unit Value, End of Period                           $8.757     $5.789      $7.221    $7.570     $8.000     $8.060
Number of Units Outstanding, End of Period                        4,181     11,391      27,227    24,426     20,438     18,987
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.224      $6.850    $8.710     $9.118     $9.743
Accumulation Unit Value, End of Period                           $9.224     $6.850      $8.710    $9.118     $9.743    $10.169
Number of Units Outstanding, End of Period                        4,010      8,484       6,482     5,340      3,913      5,649
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.782
Number of Units Outstanding, End of Period                            -          -           -         -          -      6,336
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.802    $11.412
Accumulation Unit Value, End of Period                                -          -           -   $10.802    $11.412    $12.464
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.119      $6.422    $8.493     $9.550    $10.467
Accumulation Unit Value, End of Period                           $9.119     $6.422      $8.493    $9.550    $10.467    $10.149
Number of Units Outstanding, End of Period                          830      1,853       9,088     2,878      2,876      1,741
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.509      $7.257    $9.417    $10.283    $10.560
Accumulation Unit Value, End of Period                           $9.509     $7.257      $9.417   $10.283    $10.560    $12.129
Number of Units Outstanding, End of Period                       40,349    101,407     115,918   106,290     92,313     78,450
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.306      $6.318    $7.653     $8.140     $9.179
Accumulation Unit Value, End of Period                           $9.306     $6.318      $7.653    $8.140     $9.179     $8.954
Number of Units Outstanding, End of Period                        3,186     11,614      16,483    15,850     14,908     13,695
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.677    $10.830
Accumulation Unit Value, End of Period                                -          -           -   $10.677    $10.830    $11.629
Number of Units Outstanding, End of Period                            -          -           -         0        835        760
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.221    $11.193
Accumulation Unit Value, End of Period                                -          -           -   $11.221    $11.193    $12.994
Number of Units Outstanding, End of Period                            -          -           -     8,134     19,028     17,847
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.933    $11.867
Accumulation Unit Value, End of Period                                -          -           -   $10.933    $11.867    $13.792
Number of Units Outstanding, End of Period                            -          -           -         0        637      8,217
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.500    $12.438
Accumulation Unit Value, End of Period                                -          -           -   $11.500    $12.438    $14.831
Number of Units Outstanding, End of Period                            -          -           -         0     11,647     14,719
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.442      $7.510    $9.392    $10.245    $10.585
Accumulation Unit Value, End of Period                           $9.442     $7.510      $9.392   $10.245    $10.585    $12.046
Number of Units Outstanding, End of Period                        3,685      2,711       1,716     1,684      1,688      1,058
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.167      $7.410    $9.350    $10.666    $11.750
Accumulation Unit Value, End of Period                           $9.167     $7.410      $9.350   $10.666    $11.750    $14.734
Number of Units Outstanding, End of Period                        4,725     12,230      18,700    18,280     17,420     19,992
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.284   $10.701    $13.261    $13.935
Accumulation Unit Value, End of Period                                -     $7.284     $10.701   $13.261    $13.935    $16.048
Number of Units Outstanding, End of Period                            -     23,862      10,448    13,094      9,363      8,914
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.105      $6.567    $8.053     $8.304     $8.618
Accumulation Unit Value, End of Period                           $9.105     $6.567      $8.053    $8.304     $8.618     $8.921
Number of Units Outstanding, End of Period                       15,362     42,101      42,280    41,085     34,313     34,030

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.360      $6.944    $8.569     $9.456    $11.387
Accumulation Unit Value, End of Period                           $9.360     $6.944      $8.569    $9.456    $11.387    $12.027
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.297      $7.459    $9.333     $9.909    $10.243
Accumulation Unit Value, End of Period                           $9.297     $7.459      $9.333    $9.909    $10.243    $11.139
Number of Units Outstanding, End of Period                          584      4,244       4,061     4,059      3,394      3,019
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.205      $7.094    $8.530     $9.279    $10.734
Accumulation Unit Value, End of Period                           $9.205     $7.094      $8.530    $9.279    $10.734    $10.946
Number of Units Outstanding, End of Period                          591      2,516       4,005     3,911      1,338      1,338
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.969      $7.346    $9.277    $10.238    $10.886
Accumulation Unit Value, End of Period                           $9.969     $7.346      $9.277   $10.238    $10.886    $13.873
Number of Units Outstanding, End of Period                            0        310         310       310        310        271
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.693      $6.952    $8.919     $9.827    $10.263
Accumulation Unit Value, End of Period                           $9.693     $6.952      $8.919    $9.827    $10.263    $11.919
Number of Units Outstanding, End of Period                            0          0         197       197        197        197
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000    $10.129      $8.283   $10.698    $12.034    $12.537
Accumulation Unit Value, End of Period                          $10.129     $8.283     $10.698   $12.034    $12.537    $14.960
Number of Units Outstanding, End of Period                            0        681       1,136     1,072          0          0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $9.190      $7.005    $8.758     $9.415     $9.416
Accumulation Unit Value, End of Period                           $9.190     $7.005      $8.758    $9.415     $9.416    $10.072
Number of Units Outstanding, End of Period                            0          0         528       528        528        528
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.782      $8.681   $10.265    $11.151    $11.676
Accumulation Unit Value, End of Period                           $9.782     $8.681     $10.265   $11.151    $11.676    $13.056
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.406     $10.747   $11.398    $11.751    $11.885
Accumulation Unit Value, End of Period                          $10.406    $10.747     $11.398   $11.751    $11.885    $12.284
Number of Units Outstanding, End of Period                        4,834      7,038       4,967     4,932      4,068      3,859
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.264     $10.454   $10.460    $10.384    $10.343
Accumulation Unit Value, End of Period                          $10.264    $10.454     $10.460   $10.384    $10.343    $10.557
Number of Units Outstanding, End of Period                        1,946     10,346      33,139    29,764     23,615     19,790
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.038      $9.956    $9.810     $9.684     $9.743
Accumulation Unit Value, End of Period                          $10.038     $9.956      $9.810    $9.684     $9.743     $9.977
Number of Units Outstanding, End of Period                          598        594       1,592     1,285      1,285      1,249
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.434      $7.158    $8.958     $9.693     $9.933
Accumulation Unit Value, End of Period                           $9.434     $7.158      $8.958    $9.693     $9.933    $11.230
Number of Units Outstanding, End of Period                          382        871         255       255        255        255
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.519      $8.395   $10.369    $11.203    $11.879
Accumulation Unit Value, End of Period                           $9.519     $8.395     $10.369   $11.203    $11.879    $13.375
Number of Units Outstanding, End of Period                        1,516      3,398       2,834     2,995      2,995      2,995
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $9.386      $6.261    $7.198     $8.495     $9.532
Accumulation Unit Value, End of Period                           $9.386     $6.261      $7.198    $8.495     $9.532    $11.227
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.254      $8.716   $12.800    $15.463    $20.309
Accumulation Unit Value, End of Period                           $9.254     $8.716     $12.800   $15.463    $20.309    $27.330
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.671      $6.808    $8.345     $8.825    $10.020
Accumulation Unit Value, End of Period                           $9.671     $6.808      $8.345    $8.825    $10.020    $10.235
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.084      $7.414    $9.269    $10.677    $11.636
Accumulation Unit Value, End of Period                           $9.084     $7.414      $9.269   $10.677    $11.636    $14.287
Number of Units Outstanding, End of Period                          200        448       1,045     1,186      1,186      1,186
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.299   $10.153    $12.113    $13.974
Accumulation Unit Value, End of Period                                -     $7.299     $10.153   $12.113    $13.974    $14.983
Number of Units Outstanding, End of Period                            -          0         297       297        297        297
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.969      $6.950    $9.650    $10.851    $11.957
Accumulation Unit Value, End of Period                           $9.969     $6.950      $9.650   $10.851    $11.957    $14.162
Number of Units Outstanding, End of Period                            0        812       1,989     1,911        655        655
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.580      $9.901   $13.451    $18.001    $20.676
Accumulation Unit Value, End of Period                          $10.580     $9.901     $13.451   $18.001    $20.676    $28.007
Number of Units Outstanding, End of Period                            0        288         869       887        452        452
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.106    $12.107
Accumulation Unit Value, End of Period                                -          -           -   $11.106    $12.107    $12.465
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.024   $10.296    $11.863    $12.119
Accumulation Unit Value, End of Period                                -     $8.024     $10.296   $11.863    $12.119    $13.799
Number of Units Outstanding, End of Period                            -          0       4,988     5,116      5,116      5,116
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $9.246      $5.807    $7.256     $7.621     $8.071
Accumulation Unit Value, End of Period                           $9.246     $5.807      $7.256    $7.621     $8.071     $8.145
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.754      $5.784    $7.210     $7.553     $7.978
Accumulation Unit Value, End of Period                           $8.754     $5.784      $7.210    $7.553     $7.978     $8.034
Number of Units Outstanding, End of Period                        1,424      1,697       1,697     1,697      1,697      1,697
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.388      $6.843    $8.697     $9.099     $9.717
Accumulation Unit Value, End of Period                           $9.388     $6.843      $8.697    $9.099     $9.717    $10.135
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.778
Number of Units Outstanding, End of Period                            -          -           -         -          -      1,009
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.798    $11.401
Accumulation Unit Value, End of Period                                -          -           -   $10.798    $11.401    $12.444
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.346      $6.416    $8.480     $9.529    $10.438
Accumulation Unit Value, End of Period                           $9.346     $6.416      $8.480    $9.529    $10.438    $10.115
Number of Units Outstanding, End of Period                            0          0         604       604        604        604
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.506      $7.250    $9.403    $10.262    $10.532
Accumulation Unit Value, End of Period                           $9.506     $7.250      $9.403   $10.262    $10.532    $12.089
Number of Units Outstanding, End of Period                        2,764      4,810       7,577     7,442      5,022      5,022
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.471      $6.313    $7.641     $8.123     $9.154
Accumulation Unit Value, End of Period                           $9.471     $6.313      $7.641    $8.123     $9.154     $8.924
Number of Units Outstanding, End of Period                            0          0         333       333        333        333
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.673    $10.818
Accumulation Unit Value, End of Period                                -          -           -   $10.673    $10.818    $11.609
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.217    $11.181
Accumulation Unit Value, End of Period                                -          -           -   $11.217    $11.181    $12.973
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.929    $11.854
Accumulation Unit Value, End of Period                                -          -           -   $10.929    $11.854    $13.769
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.495    $12.425
Accumulation Unit Value, End of Period                                -          -           -   $11.495    $12.425    $14.806
Number of Units Outstanding, End of Period                            -          -           -         0          0          0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.439      $7.503    $9.378    $10.224    $10.556
Accumulation Unit Value, End of Period                           $9.439     $7.503      $9.378   $10.224    $10.556    $12.006
Number of Units Outstanding, End of Period                        3,504      3,504       3,504     3,504      3,504      3,504
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.704      $7.403    $9.336    $10.644    $11.718
Accumulation Unit Value, End of Period                           $9.704     $7.403      $9.336   $10.644    $11.718    $14.685
Number of Units Outstanding, End of Period                            0          0           0         0          0          0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.281   $10.691    $13.239    $13.904
Accumulation Unit Value, End of Period                                -     $7.281     $10.691   $13.239    $13.904    $16.003
Number of Units Outstanding, End of Period                            -          0           0         0          0          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.628      $6.561    $8.041     $8.287     $8.594
Accumulation Unit Value, End of Period                           $9.628     $6.561      $8.041    $8.287     $8.594     $8.891
Number of Units Outstanding, End of Period                            0          0           0         0          0          0


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth
Portfolio,  Class II is offered with Contracts  issued on or after May 17, 2001.
Contracts  issued  prior  to May 17,  2001,  may  only  invest  in the  Variable
Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class
I.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31,        2001       2002        2003      2004       2005       2006
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.162      $6.922    $8.525     $9.390    $11.285
Accumulation Unit Value, End of Period                           $9.162     $6.922      $8.525    $9.390    $11.285    $11.895
Number of Units Outstanding, End of Period                       32,523     46,945      67,686    68,323     62,702     71,258
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.287      $7.436    $9.285     $9.839    $10.151
Accumulation Unit Value, End of Period                           $9.287     $7.436      $9.285    $9.839    $10.151    $11.017
Number of Units Outstanding, End of Period                      107,106    217,081     303,011   315,518    267,427    206,852
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.195      $7.072    $8.487     $9.214    $10.637
Accumulation Unit Value, End of Period                           $9.195     $7.072      $8.487    $9.214    $10.637    $10.825
Number of Units Outstanding, End of Period                       82,118    191,360     275,607   252,732    222,072    178,255
MORGAN STANLEY VIS EUROPEAN  EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.531      $7.323    $9.230    $10.166    $10.787
Accumulation Unit Value, End of Period                           $9.531     $7.323      $9.230   $10.166    $10.787    $13.720
Number of Units Outstanding, End of Period                       19,588     62,369      85,128    71,463     59,830     49,897
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                    $10.000     $8.953      $6.931    $8.874     $9.757    $10.171
Accumulation Unit Value, End of Period                           $8.953     $6.931      $8.874    $9.757    $10.171    $11.788
Number of Units Outstanding, End of Period                        4,005     11,385      17,176    22,146     17,988     14,275
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.661      $8.257   $10.644    $11.950    $12.424
Accumulation Unit Value, End of Period                           $9.661     $8.257     $10.644   $11.950    $12.424    $14.795
Number of Units Outstanding, End of Period                       14,265     64,127     126,613   148,551    144,996    120,994
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $10.000     $7.698      $6.983    $8.714     $9.349     $9.331
Accumulation Unit Value, End of Period                           $7.698     $6.983      $8.714    $9.349     $9.331     $9.961
Number of Units Outstanding, End of Period                       13,004     62,541     120,583    66,919     61,846     35,798
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.602      $8.655   $10.213    $11.073    $11.571
Accumulation Unit Value, End of Period                           $9.602     $8.655     $10.213   $11.073    $11.571    $12.913
Number of Units Outstanding, End of Period                       19,518     57,563     104,801    99,568     89,567     95,709
MORGAN STANLEY VIS INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $10.000    $10.394     $10.714   $11.340    $11.668    $11.778
Accumulation Unit Value, End of Period                          $10.394    $10.714     $11.340   $11.668    $11.778    $12.149
Number of Units Outstanding, End of Period                       74,643    217,334     282,496   215,559    204,542    193,805
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                    $10.000    $10.253     $10.422   $10.407    $10.310    $10.249
Accumulation Unit Value, End of Period                          $10.253    $10.422     $10.407   $10.310    $10.249    $10.441
Number of Units Outstanding, End of Period                       62,636    140,912     225,916   208,409    178,949    164,858
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.000    $10.028      $9.926    $9.760     $9.616     $9.655
Accumulation Unit Value, End of Period                          $10.028     $9.926      $9.760    $9.616     $9.655     $9.867
Number of Units Outstanding, End of Period                      140,953    226,154     220,177   175,947    162,683    197,588
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                    $10.000     $9.424      $7.136    $8.912     $9.625     $9.844
Accumulation Unit Value, End of Period                           $9.424     $7.136      $8.912    $9.625     $9.844    $11.106
Number of Units Outstanding, End of Period                       88,849    189,549     245,807   265,677    205,733    189,286
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                    $10.000     $9.508      $8.369   $10.316    $11.124    $11.772
Accumulation Unit Value, End of Period                           $9.508     $8.369     $10.316   $11.124    $11.772    $13.228
Number of Units Outstanding, End of Period                       55,765    121,094     130,297   121,354    108,279    103,138
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                    $10.000     $8.287      $6.242    $7.162     $8.436     $9.446
Accumulation Unit Value, End of Period                           $8.287     $6.242      $7.162    $8.436     $9.446    $11.103
Number of Units Outstanding, End of Period                       45,946     81,041      89,601    80,742     83,991     83,606
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.741      $8.689   $12.736    $15.354    $20.126
Accumulation Unit Value, End of Period                           $9.741     $8.689     $12.736   $15.354    $20.126    $27.029
Number of Units Outstanding, End of Period                        9,160     17,207      18,327    31,006     27,601     37,976
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.609      $6.787    $8.303     $8.763     $9.929
Accumulation Unit Value, End of Period                           $9.609     $6.787      $8.303    $8.763     $9.929    $10.123
Number of Units Outstanding, End of Period                       17,703     40,574      55,332    58,863     53,711     43,460
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                    $10.000     $9.074      $7.391    $9.223    $10.601    $11.531
Accumulation Unit Value, End of Period                           $9.074     $7.391      $9.223   $10.601    $11.531    $14.130
Number of Units Outstanding, End of Period                        7,499     23,975      29,246    33,939     36,853     40,218
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.289   $10.119    $12.049    $13.872
Accumulation Unit Value, End of Period                                -     $7.289     $10.119   $12.049    $13.872    $14.844
Number of Units Outstanding, End of Period                            -     33,994      74,890    83,472     73,876     74,724
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    $10.000     $9.831      $6.929    $9.602    $10.774    $11.849
Accumulation Unit Value, End of Period                           $9.831     $6.929      $9.602   $10.774    $11.849    $14.006
Number of Units Outstanding, End of Period                      128,931    278,464     270,357   255,492    235,099    211,658
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                    $10.000    $10.230      $9.870   $13.383    $17.875    $20.489
Accumulation Unit Value, End of Period                          $10.230     $9.870     $13.383   $17.875    $20.489    $27.699
Number of Units Outstanding, End of Period                       22,121     57,417      85,725    99,081     90,566     82,787
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.091    $12.069
Accumulation Unit Value, End of Period                                -          -           -   $11.091    $12.069    $12.401
Number of Units Outstanding, End of Period                            -          -           -    19,969     15,592     14,399
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                          -    $10.000      $8.014   $10.262    $11.800    $12.030
Accumulation Unit Value, End of Period                                -     $8.014     $10.262   $11.800    $12.030    $13.671
Number of Units Outstanding, End of Period                            -    276,201     390,412   430,151    415,996    398,600
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                    $10.000     $9.243      $5.789    $7.220     $7.567     $7.998
Accumulation Unit Value, End of Period                           $9.243     $5.789      $7.220    $7.567     $7.998     $8.056
Number of Units Outstanding, End of Period                            0     22,995      27,996    24,935     24,281     23,173
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1)
Accumulation Unit Value, Beginning of Period                    $10.000     $8.744      $5.766    $7.173     $7.500     $7.906
Accumulation Unit Value, End of Period                           $8.744     $5.766      $7.173    $7.500     $7.906     $7.945
Number of Units Outstanding, End of Period                       97,388    190,862     238,208   213,338    185,732    152,940
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $10.000     $9.211      $6.822    $8.653     $9.034     $9.629
Accumulation Unit Value, End of Period                           $9.211     $6.822      $8.653    $9.034     $9.629    $10.023
Number of Units Outstanding, End of Period                       61,095     62,600      58,582    60,099     49,360     60,571
AIM V.I. CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -         -          -    $10.000
Accumulation Unit Value, End of Period                                -          -           -         -          -    $10.763
Number of Units Outstanding, End of Period                            -          -           -         -          -     74,006
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.783    $11.366
Accumulation Unit Value, End of Period                                -          -           -   $10.783    $11.366    $12.382
Number of Units Outstanding, End of Period                            -          -           -       454      1,292      2,261
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.106      $6.396    $8.437     $9.462    $10.344
Accumulation Unit Value, End of Period                           $9.106     $6.396      $8.437    $9.462    $10.344    $10.004
Number of Units Outstanding, End of Period                       28,772     27,065      46,904    60,088     61,575     47,328
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.496      $7.228    $9.356    $10.189    $10.437
Accumulation Unit Value, End of Period                           $9.496     $7.228      $9.356   $10.189    $10.437    $11.956
Number of Units Outstanding, End of Period                      160,636    298,203     354,552   319,663    308,155    268,493
ALLIANCEBERNSTEIN LARGE CAP GROWTH
Accumulation Unit Value, Beginning of Period                    $10.000     $9.293      $6.293    $7.602     $8.066     $9.071
Accumulation Unit Value, End of Period                           $9.293     $6.293      $7.602    $8.066     $9.071     $8.826
Number of Units Outstanding, End of Period                       19,553     66,588      80,947    73,273     61,745     64,399
FTVIP FRANKLIN HIGH INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.658    $10.783
Accumulation Unit Value, End of Period                                -          -           -   $10.658    $10.783    $11.548
Number of Units Outstanding, End of Period                            -          -           -       605      2,691      7,992
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.201    $11.145
Accumulation Unit Value, End of Period                                -          -           -   $11.201    $11.145    $12.905
Number of Units Outstanding, End of Period                            -          -           -     1,875     19,125     58,251
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $10.914    $11.815
Accumulation Unit Value, End of Period                                -          -           -   $10.914    $11.815    $13.697
Number of Units Outstanding, End of Period                            -          -           -     1,015     10,726     40,049
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                          -          -           -   $10.000    $11.479    $12.384
Accumulation Unit Value, End of Period                                -          -           -   $11.479    $12.384    $14.728
Number of Units Outstanding, End of Period                            -          -           -     7,526     30,764     39,331
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $10.000     $9.429      $7.480    $9.330    $10.152    $10.461
Accumulation Unit Value, End of Period                           $9.429     $7.480      $9.330   $10.152    $10.461    $11.874
Number of Units Outstanding, End of Period                        3,372     54,496      65,291    62,661     55,079     47,260
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $10.000     $9.155      $7.380    $9.289    $10.569    $11.612
Accumulation Unit Value, End of Period                           $9.155     $7.380      $9.289   $10.569    $11.612    $14.524
Number of Units Outstanding, End of Period                       34,549     97,694     117,722   116,159    113,555    125,048
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                          -    $10.000      $7.271   $10.655    $13.169    $13.803
Accumulation Unit Value, End of Period                                -     $7.271     $10.655   $13.169    $13.803    $15.855
Number of Units Outstanding, End of Period                            -     81,504     105,138   117,987    109,662    105,321
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $10.000     $9.092      $6.541    $8.000     $8.228     $8.517
Accumulation Unit Value, End of Period                           $9.092     $6.541      $8.000    $8.228     $8.517     $8.793
Number of Units Outstanding, End of Period                       40,982     69,720      76,360    72,051     65,481     53,369



*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.


(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class I.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                      ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                                   ------------------------
(IN MILLIONS)                                                       2006     2005     2004
                                                                   ------   ------   ------
REVENUES
Premiums (net of reinsurance ceded of $617, $606 and $526)         $  576   $  474   $  637
Contract charges (net of reinsurance ceded of $170, $ - and $ -)    1,009    1,079      961
Net investment income                                               4,057    3,707    3,260
Realized capital gains and losses                                     (79)      19      (11)
                                                                   ------   ------   ------
                                                                    5,563    5,279    4,847
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $548,
   $515 and $418)                                                   1,372    1,340    1,359
Interest credited to contractholder funds                           2,543    2,340    1,923
Amortization of deferred policy acquisition costs                     538      568      534
Operating costs and expenses                                          398      433      462
                                                                   ------   ------   ------
                                                                    4,851    4,681    4,278
Loss on disposition of operations                                     (88)      (7)     (24)
                                                                   ------   ------   ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                   624      591      545
Income tax expense                                                    196      174      189
                                                                   ------   ------   ------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  428      417      356
Cumulative effect of change in accounting principle, after-tax         --       --     (175)
                                                                   ------   ------   ------
NET INCOME                                                            428      417      181
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
   Unrealized net capital gains and losses                           (263)    (425)     (40)
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX                                  (263)    (425)     (40)
                                                                   ------   ------   ------
COMPREHENSIVE INCOME (LOSS)                                        $  165   $   (8)  $  141
                                                                   ======   ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                                   ------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                      2006       2005
                                                                   ------   ---------
ASSETS
Investments
         Fixed income securities, at fair value (amortized
         cost $60,851 and $59,717)                                 $62,439   $61,977
         Mortgage loans                                              8,690     8,108
         Equity securities                                             533       324
         Short-term                                                    805       927
         Policy loans                                                  752       729
         Other                                                         941       691
                                                                   -------   -------
      Total investments                                             74,160    72,756
Cash                                                                   273       154
Deferred policy acquisition costs                                    3,485     3,948
Reinsurance recoverables, net                                        3,392     1,699
Accrued investment income                                              689       648
Other assets                                                           585       582
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL ASSETS                                                    $98,758   $95,022
                                                                   =======   =======
LIABILITIES
Contractholder funds                                               $60,565   $58,190
Reserve for life-contingent contract benefits                       12,204    11,881
Unearned premiums                                                       34        35
Payable to affiliates, net                                              84        98
Other liabilities and accrued expenses                               3,235     3,054
Deferred income taxes                                                  258       340
Note payable to parent                                                 500        --
Long-term debt                                                         206       181
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL LIABILITIES                                                93,260    89,014
                                                                   -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000
   shares authorized, 49,230 shares issued and outstanding               5         5
Redeemable preferred stock - series B, $100 par value, 1,500,000
   shares authorized, none issued                                       --        --
Common stock, $227 par value, 23,800 shares authorized
   and outstanding                                                       5         5
Additional capital paid-in                                           1,108     1,108
Retained income                                                      4,055     4,302
Accumulated other comprehensive income:
      Unrealized net capital gains and losses                          325       588
                                                                   -------   -------
   Total accumulated other comprehensive income                        325       588
                                                                   -------   -------
   TOTAL SHAREHOLDER'S EQUITY                                        5,498     6,008
                                                                   -------   -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $98,758   $95,022
                                                                   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
(IN MILLIONS)                                        2006      2005     2004
                                                    ------    ------   ------

REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                          $    5    $    5   $   82
Redemption of stock                                     --        --       (7)
Reclassification to long-term debt                      --        --      (70)
                                                    ------    ------   ------
Balance, end of year                                     5         5        5
                                                    ------    ------   ------
REDEEMABLE PREFERRED STOCK - SERIES B                   --        --       --
                                                    ------    ------   ------

COMMON STOCK                                             5         5        5
                                                    ------    ------   ------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                           1,108     1,108    1,067
Capital contributions                                   --        --       41
                                                    ------    ------   ------

Balance, end of year                                 1,108     1,108    1,108
                                                    ------    ------   ------

RETAINED INCOME
Balance, beginning of year                           4,302     4,178    4,222
Net income                                             428       417      181
Dividends                                             (675)     (293)    (225)
                                                    ------    ------   ------

Balance, end of year                                 4,055     4,302    4,178
                                                    ------    ------   ------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             588     1,013    1,053
Change in unrealized net capital gains and losses     (263)     (425)     (40)
                                                    ------    ------   ------
Balance, end of year                                   325       588    1,013
                                                    ------    ------   ------
TOTAL SHAREHOLDER'S EQUITY                          $5,498    $6,008   $6,309
                                                    ======    ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                               YEAR ENDED DECEMBER 31,
                                                                           ------------------------------
(IN MILLIONS)                                                                2006       2005       2004
                                                                           --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $    428   $    417   $    181
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                    (280)      (175)      (145)
      Realized capital gains and losses                                          79        (19)        11
      Loss on disposition of operations                                          88          7         24
      Cumulative effect of change in accounting principle                        --         --        175
      Interest credited to contractholder funds                               2,543      2,340      1,923
      Changes in:
         Policy benefit and other insurance reserves                           (199)      (200)       (85)
         Unearned premiums                                                       (1)         4          2
         Deferred policy acquisition costs                                     (205)      (198)      (279)
         Reinsurance recoverables                                              (218)      (197)      (241)
         Income taxes payable                                                  (122)        18         40
         Other operating assets and liabilities                                  93         95        (86)
                                                                           --------   --------   --------
            Net cash provided by operating activities                         2,206      2,092      1,520
                                                                           --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                   12,555     10,881      9,040
   Equity securities                                                            137         57        349
Investment collections
   Fixed income securities                                                    3,174      4,575      4,314
   Mortgage loans                                                             1,618      1,172        729
Investment purchases
   Fixed income securities                                                  (17,000)   (18,756)   (20,295)
   Equity securities                                                           (304)      (203)      (334)
   Mortgage loans                                                            (2,159)    (1,976)    (1,711)
Change in short-term investments, net                                           362       (352)        11
Change in other investments, net                                                  9       (108)       (46)
Disposition of operations                                                      (826)        (2)        40
                                                                           --------   --------   --------
            Net cash used in investing activities                            (2,434)    (4,712)    (7,903)
                                                                           --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                          500         --         --
Redemption of long-term debt                                                    (26)       (26)       (20)
Contractholder fund deposits                                                  9,546     11,374     13,076
Contractholder fund withdrawals                                              (8,998)    (8,604)    (6,352)
Dividends paid                                                                 (675)      (211)      (201)
                                                                           --------   --------   --------
            Net cash provided by financing activities                           347      2,533      6,503
                                                                           --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                                 119        (87)       120
CASH AT BEGINNING OF YEAR                                                       154        241        121
                                                                           --------   --------   --------
CASH AT END OF YEAR                                                        $    273   $    154   $    241
                                                                           ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are deferred and immediate fixed annuities, and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2006, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through several distribution channels, including Allstate exclusive agencies, independent agents (including master brokerage agencies), and financial services firms, such as broker/dealers and specialized structured settlement brokers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use security specific information such as ratings, industry, coupon and maturity along with third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include limited partnership interests and non-redeemable preferred and common stocks. Investments in limited partnership interests had a carrying value of $461 million and $257 million at December 31, 2006 and 2005, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting. Common and non-redeemable preferred stocks had a carrying value of $72 million and $67 million, and cost of $61 million and $62 million at December 31, 2006 and 2005, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the investment of collateral received in connection with securities lending business activities, funds received in connection with securities repurchase agreements and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity indexed fixed income securities, equity-indexed annuity contracts, variable annuity contracts which are reinsured, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million, $7 million and $8 million in 2006, 2005 and 2004, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof used to adjust the book value of the asset, liability or portion thereof, which has already been recognized in income while the hedge was in place, is amortized over the remaining life of the hedged asset, liability or portion thereof to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become other than temporarily impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to other than temporarily impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities, which include securities lending transactions, and securities sold under agreements to repurchase that primarily include a mortgage dollar roll program ("repurchase agreements"), and are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to our disposal of substantially all of our variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down if necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of acquisition costs previously deferred under the original contracts are charged to income. The new acquisition costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. Actual amortization periods range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $25 million and $37 million at December 31, 2006 and 2005, respectively. Amortization expense on the present value of future profits was $6 million, $8 million and $6 million for the years ended December 31, 2006, 2005 and 2004 respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2006.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to, and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, which for variable annuities was reinsured to Prudential in 2006, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIEs")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses or receive a majority of the entity's expected returns, or both (see Note 13).

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP that affected the Company at the time of adoption are listed below. These provisions were primarily applicable to the business that was subsequently substantially reinsured on June 1, 2006 (see Note 3).

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP required consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitated the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see
Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, "ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS" ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Based on the issued standard and the TPAs released in February 2007, the Company's estimated impacts of adoption will not have a material effect on its results of operations or financial position.

SFAS NO. 155, "ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140" ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The provisions of SFAS No. 155 are effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year that begins after September 15, 2006. The Company elected not to remeasure its existing hybrid financial instruments at the date of adoption that contained embedded derivatives requiring bifurcation pursuant to paragraph 12 or 13 of SFAS No 133. The adoption of SFAS No. 155 is not expected to have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal of substantially all of its variable annuity business pursuant to a definitive agreement (the "Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). The disposal was effected through a combination of coinsurance and modified coinsurance reinsurance agreements (the "Reinsurance Agreements").

     As a result of the modified coinsurance reinsurance, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured to Prudential beginning on June 1, 2006 and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income. In contrast, $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions. The general account liabilities of $1.49 billion as of December 31, 2006, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable. For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $77 million pretax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pretax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $61 million, after-tax during 2006. During 2006, loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included $1 million, after-tax, of amortization of ALIC's deferred gain. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $15.07 billion as of December 31, 2006. Separate account balances totaling approximately $1.10 billion at December 31, 2006 relate primarily to the variable life business that is being retained by ALIC and ALNY, and some minimal variable annuity business in three affiliated companies that the Company plans to sell.

     In the five-months of 2006, prior to the disposition of ALIC's and ALNY's variable annuity business, ALIC's and ALNY's variable annuity business generated approximately $127 million in contract charges. In 2005 and 2004, ALIC's and ALNY's variable annuity business generated approximately $278 million and $244 million in contract charges, respectively. The separate account balances were $14.23 billion and general account balances were $1.81 billion as of December 31, 2005.

CHARTER NATIONAL LIFE INSURANCE COMPANY ("CHARTER") AND INTRAMERICA LIFE INSURANCE COMPANY ("INTRAMERICA")

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During 2005, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $427 million at December 31, 2006 ($106 million and $292 million are classified as reinsurance recoverables and separate accounts, respectively) are still held for sale.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $39 million, $51 million and $79 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $2.29 billion, $2.23 billion and $2.93 billion at December 31, 2006, 2005, and 2004, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2006      2005      2004
                                                                        -------   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $    96   $  (221)  $  (305)
Net change in short-term investments                                       (159)      918      (705)
                                                                        -------   -------   -------
   Operating cash flow (used) provided                                  $   (63)  $   697   $(1,010)
                                                                        =======   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(2,231)  $(2,928)  $(1,918)
Liabilities for collateral and security repurchase, end of year          (2,294)   (2,231)   (2,928)
                                                                        -------   -------   -------
   Operating cash flow provided (used)                                  $    63   $  (697)  $ 1,010
                                                                        =======   =======   =======

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $494 million, $410 million, and $322 million in 2006, 2005 and 2004, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $72 million, $235 million and $98 million of structured settlement annuities, a type of immediate annuity, in 2006, 2005 and 2004, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $10 million, $9 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2006, 2005, and 2004, respectively. In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.92 billion and $4.94 billion at December 31, 2006 and 2005, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $44 million, $46 million and $44 million of commission and other distribution expenses for the years ending December 31, 2006, 2005 and 2004, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2006, 2005 and 2004, the Company assumed premiums and contract charges of $16 million, $17 million and $14 million, respectively; contract benefits of $11 million, $10 million and $11 million, respectively; and interest credited to contractholder funds of $24 million, $32 million and $36 million, respectively.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2006, 2005 and 2004, the Company assumed $0.1 million, $0.2 million and $14 million, respectively, in premiums and contract charges from Columbia.

     The Company has a contract to assume nearly all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2006 and 2005. The Company assumed premiums from AIC in the amount of $0.3 million in 2004.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note has an interest rate of 5.25% and is reflected as note payable to parent on the Company's Consolidated Statements of Financial Position.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company, a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset once every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset once every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Condensed Consolidated Statements of Financial Position. In 2006, the Company incurred $4 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2006 and 2005, the Company incurred $5 million and $2 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006 and 2005, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million, $2 million and $2 million were incurred and paid during 2006, 2005, and 2004, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations. At December 31, 2006 and 2005, redeemable preferred stock totaling $6 million and $32 million, respectively, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During both 2006 and 2005, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorliy redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006 and 2005. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in the first quarter of 2007.

     The Company has an intercompany loan agreement with The Allstate Corporation. The amount of intercompany loans available to the Company is at the discretion of The Allstate Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                        AMORTIZED   ----------------    FAIR
(IN MILLIONS)                             COST        GAINS   LOSSES    VALUE
                                        ---------    ------   ------   -------
AT DECEMBER 31, 2006
U.S. government and agencies             $ 2,763     $  736   $  (3)   $ 3,496
Municipal                                  4,732        101     (43)     4,790
Corporate (1)                             33,823        811    (325)    34,309
Foreign government                         1,709        317      (3)     2,023
Mortgage-backed securities                 4,543         31     (56)     4,518
Commercial mortgage-backed securities      7,597         64     (61)     7,600
Asset-backed securities                    5,663         34     (16)     5,681
Redeemable preferred stock                    21          1      --         22
                                         -------     ------   -----    -------
   Total fixed income securities         $60,851     $2,095   $(507)   $62,439
                                         =======     ======   =====    =======
AT DECEMBER 31, 2005
U.S. government and agencies             $ 2,639     $  850   $  (2)   $ 3,487
Municipal                                  4,291        167     (15)     4,443
Corporate (1)                             33,437      1,216    (273)    34,380
Foreign government                         1,727        374      (2)     2,099
Mortgage-backed securities                 5,742         29     (78)     5,693
Commercial mortgage-backed securities      6,745         50     (63)     6,732
Asset-backed securities                    5,114         32     (28)     5,118
Redeemable preferred stock                    22          3      --         25
                                         -------     ------   -----    -------
   Total fixed income securities         $59,717     $2,721   $(461)   $61,977
                                         =======     ======   =====    =======

----------
(1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $982 million and $945 million at December 31, 2006 and 2005, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED    FAIR
(IN MILLIONS)                              COST       VALUE
                                         ---------   -------
Due in one year or less                   $ 1,209    $ 1,213
Due after one year through five years      11,306     11,415
Due after five years through ten years     16,087     16,372
Due after ten years                        22,043     23,240
                                          -------    -------
                                           50,645     52,240
Mortgage- and asset-backed securities      10,206     10,199
                                          -------    -------
   Total                                  $60,851    $62,439
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN MILLIONS)                           2006     2005     2004
                                       ------   ------   ------
Fixed income securities                $3,578   $3,377   $3,072
Mortgage loans                            508      469      435
Equity securities                          44       37       24
Other                                     184       19     (143)
                                       ------   ------   ------
   Investment income, before expense    4,314    3,902    3,388
   Investment expense                     257      195      128
                                       ------   ------   ------
      Net investment income            $4,057   $3,707   $3,260
                                       ======   ======   ======

     Net investment income from equity securities includes income from partnership interests of $42 million, $35 million and $19 million for the years ended December 31, 2006, 2005 and 2004, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006   2005   2004
                                                     ----   ----   ----
Fixed income securities                              $(96)  $(94)  $(87)
Equity securities                                       4      7     11
Other investments                                      13    106     65
                                                     ----   ----   ----
   Realized capital gains and losses, pre-tax         (79)    19    (11)
   Income tax (expense) benefit                        28     (7)     3
                                                     ----   ----   ----
      Realized capital gains and losses, after-tax   $(51)  $ 12   $ (8)
                                                     ====   ====   ====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006    2005   2004
                                                     ----   -----   ----
Write-downs                                          $(21)  $ (24)  $(81)
Dispositions (1)                                      (89)     88    129
Valuation of derivative instruments                   (17)   (105)   (66)
Settlement of derivative instruments                   48      60      7
                                                     ----   -----   ----
   Realized capital gains and losses, pre-tax         (79)     19    (11)
   Income tax benefit (expense)                        28      (7)     3
                                                     ----   -----   ----
      Realized capital gains and losses, after-tax   $(51)  $  12   $ (8)
                                                     ====   =====   ====

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $60 million and $67 million in 2006 and 2005, respectively, due to changes in intent to hold impaired securities. There were no losses recognized due to a change in intent during 2004.

     Gross gains of $104 million, $199 million and $189 million and gross losses of $233 million, $132 million and $157 million were realized on sales of fixed income securities during 2006, 2005 and 2004, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2006
Fixed income securities                                     $62,439   $2,095    $(507)       $ 1,588
Equity securities                                               533       11       --             11
Derivative instruments (1)                                      (16)       2      (18)           (16)
                                                                                             -------
   Total                                                                                       1,583
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,129)
   Deferred policy acquisition and sales inducement costs                                         46
                                                                                             -------
      Total                                                                                   (1,083)
   Deferred income taxes                                                                        (175)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   325
                                                                                             =======

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2005
Fixed income securities                                     $61,977   $2,721    $(461)       $ 2,260
Equity securities                                               324        6       (1)             5
Derivative instruments (1)                                       (6)      --       (6)            (6)
                                                                                             -------
   Total                                                                                       2,259
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,343)
   Deferred policy acquisition and sales inducement costs                                        (12)
                                                                                             -------
      Total                                                                                   (1,355)
   Deferred income taxes                                                                        (316)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   588
                                                                                             =======

----------
(1) Included in the fair value of derivative securities are $(7) million and $(4) million classified as assets and $9 million and $2 million classified as liabilities at December 31, 2006 and 2005, respectively.

(2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                2006     2005     2004
                                                            -----   -------   -----
Fixed income securities                                     $(672)  $(1,067)  $ 150
Equity securities                                               6        (4)      5
Derivative instruments                                        (10)       17     (21)
                                                            -----   -------   -----
   Total                                                     (676)   (1,054)    134
Amounts recognized for:
   Premium deficiency reserve                                 214      (254)   (157)
   Deferred policy acquisition and sales inducement costs      58       653     (39)
                                                            -----   -------   -----
      Total                                                   272       399    (196)
Deferred income taxes                                         141       230      22
                                                            -----   -------   -----
Decrease in unrealized net capital gains and losses         $(263)  $  (425)  $ (40)
                                                            =====   =======   =====

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                  LESS THAN 12 MONTHS             12 MONTHS OR MORE
                                           -----------------------------   -----------------------------
                                           NUMBER                          NUMBER                            TOTAL
                                             OF       FAIR    UNREALIZED     OF      FAIR     UNREALIZED   UNREALIZED
$ IN MILLIONS                              ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES        LOSSES
                                           ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                11   $   177     $  (1)        12   $    87     $  (2)      $  (3)
   Municipal                                  184     1,018       (20)       143       558       (23)        (43)
   Corporate                                  477     6,114       (80)       607     7,665      (245)       (325)
   Foreign government                           7        40        (1)         8       113        (2)         (3)
   Mortgage-backed securities                 232       753        (6)       722     1,933       (50)        (56)
   Commercial mortgage-backed securities      131     1,624       (10)       224     2,272       (51)        (61)
   Asset-backed securities                    100       881        (5)        59       523       (11)        (16)
   Redeemable preferred stock                   1         7        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143    10,614      (123)     1,775    13,151      (384)       (507)
Equity securities                              --        --        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income & equity
         securities                         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    1,081   $10,169     $(113)     1,723   $12,804     $(368)      $(481)
Below investment grade fixed income
   securities                                  62       445       (10)        52       347       (16)        (26)
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
AT DECEMBER 31, 2005
Fixed income securities
   U.S. government and agencies                13   $    99     $  (2)         3   $     8     $  --       $  (2)
   Municipal                                  160       878       (12)        25        96        (3)        (15)
   Corporate                                  819     9,936      (193)       168     1,962       (80)       (273)
   Foreign government                          21       291        (2)         2        20        --          (2)
   Mortgage-backed securities                 755     3,694       (60)       222       587       (18)        (78)
   Commercial mortgage-backed securities      321     3,727       (53)        36       329       (10)        (63)
   Asset-backed securities                    119     1,162       (12)        48       359       (16)        (28)
   Redeemable preferred stock                  --        --        --         --        --        --          --
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208    19,787      (334)       504     3,361      (127)       (461)
Equity securities                               2         9        (1)        --        --        --          (1)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income & equity
         securities                         2,210   $19,796     $(335)       504    $3,361     $(127)      $(462)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    2,076   $19,203     $(314)       488   $ 3,227     $(112)      $(426)
Below investment grade fixed income
   securities                                 132       584       (20)        16       134       (15)        (35)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208   $19,787     $(334)       504   $ 3,361     $(127)      $(461)
                                            =====   =======     =====      =====   =======     =====       =====

     As of December 31, 2006, $506 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $506 million, $481 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the remaining $1 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost and related to below investment grade fixed income securities. These securities were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2006 and 2005, the carrying value for cost method investments was $362 million and $213 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" ("SFAS No. 107") because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In both 2006 and 2005, the Company had write-downs of $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2006 and 2005 was $5 million and $3 million, respectively. No valuation allowances were held at December 31, 2006 or 2005 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.4 million, $0.2 million and $2 million during 2006, 2005 and 2004, respectively. The average balance of impaired loans was $5 million, $6 million and $29 million during 2006, 2005 and 2004, respectively.

     No valuation allowances were charged to operations in 2006 or 2005. In 2004, a valuation allowance of $1 million was charged to operations and $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)    2006    2005
                                                  ----    ----
California                                        20.4%   22.2%
New York                                          10.6     6.5
New Jersey                                         7.8     9.6
Texas                                              5.4     6.8
Pennsylvania                                       5.2     5.4

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006    2005
                                                       ----    ----
California                                             19.3%   16.6%
Illinois                                                9.7     8.5
Texas                                                   7.6     8.1
Pennsylvania                                            5.7     6.6
New York                                                5.1     5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006     2005
                                                      -----    -----
Office buildings                                       34.7%    32.4%
Retail                                                 25.7     22.6
Warehouse                                              20.5     23.2
Apartment complex                                      15.5     18.4
Industrial                                              1.1      1.2
Other                                                   2.5      2.2
                                                      -----    -----
   Total                                              100.0%   100.0%
                                                      =====    =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2006 for loans that were not in foreclosure are as follows:

                  NUMBER OF   CARRYING
($ IN MILLIONS)     LOANS       VALUE    PERCENT
                  ---------   --------   -------
2007                  39       $  301       3.5%
2008                  75          576       6.6
2009                 118        1,156      13.3
2010                 103        1,299      14.9
2011                 101        1,248      14.4
Thereafter           453        4,110      47.3
                     ---       ------     -----
   Total             889       $8,690     100.0%
                     ===       ======     =====

     In 2006, $419 million of commercial mortgage loans were contractually due. Of these, 70% were paid as due, 24% were refinanced at prevailing market terms and 6% were extended for less than one year. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2006, the Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2006 and 2005, fixed income securities with a carrying value of $1.74 billion and $1.81 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $5 million and $4 million, for the years ended December 31, 2006, 2005 and 2004, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2006 and 2005, the Company had $143 million and $87 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds.

Interest income recorded as a result of the program was $1 million, $9 million and $23 million for the years ended December 31, 2006, 2005 and 2004, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.26 billion and $3.13 billion at December 31, 2006 and 2005, respectively.

     At December 31, 2006, fixed income securities with a carrying value of $58 million were on deposit with regulatory authorities as required by law.

     At December 31, 2006, the carrying value of fixed income securities that were non-income producing was $10 million. No other investments were non-income producing at December 31, 2006.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                           DECEMBER 31, 2006     DECEMBER 31, 2005
                          -------------------   -------------------
                          CARRYING     FAIR      CARRYING    FAIR
(IN MILLIONS)               VALUE      VALUE       VALUE     VALUE
                          --------   --------    --------   -------
Fixed income securities    $62,439    $62,439     $61,977   $61,977
Mortgage loans               8,690      8,761       8,108     8,290
Equity securities               72         72          67        67
Short-term investments         805        805         927       927
Policy loans                   752        752         729       729
Separate accounts           16,174     16,174      15,235    15,235

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2006 and 2005, equity securities in the table above exclude $461 million and $257 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2006    DECEMBER 31, 2005
                                                     ------------------   ------------------
                                                     CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                          VALUE     VALUE     VALUE       VALUE
                                                     --------   -------   --------   -------
Contractholder funds on investment contracts          $52,143   $50,124    $50,253   $48,269
Note payable to parent                                    500       500         --        --
Long-term debt                                            206       206        181       181
Liability for collateral and repurchase agreements      2,294     2,294      2,231     2,231
Separate accounts                                      16,174    16,174     15,235    15,235

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2006, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

($ IN MILLIONS)                           2006                           2005
                             -----------------------------  -----------------------------
                                            FAIR VALUE                     FAIR VALUE
                                       -------------------            -------------------   IMPACT TO PRETAX
                                       FAIR   CASH                     FAIR   CASH              INCOME
                             NOTIONAL  VALUE  FLOW    NON-  NOTIONAL  VALUE   FLOW   NON-  ------------------
                              AMOUNT   HEDGE  HEDGE  HEDGE   AMOUNT   HEDGE  HEDGE  HEDGE  2006   2005  2004
                             --------  -----  -----  -----  --------  -----  -----  -----  ----  -----  ----
RISK REDUCTION
   Interest rate exposure     $25,819   $ 24   $ --   $ 43   $22,304   $ 12    $--  $  82  $(45) $(161) $(241)
   Macro hedging                3,425     --     --      1     3,319     --     --      1    16     (9)   (32)
   Hedging of equity
      exposure in annuity
      contracts                 4,722     --    --     125     4,523     --     --     66   103     20     53
   Hedging interest rate
      and foreign currency
      risk inherent in
      funding agreements        1,948    366    --      --     2,501    327     --     --    13     77    143
   Other                          470      3    (17)    (4)      642      3     (6)    (1)  (75)   (10)    (8)

ASSET REPLICATION                 395     --    --       2       432     --     --     --     4      2      1

EMBEDDED DERIVATIVES
   Convertibles                   488     --    --     187       453     --     --    159    51     27     14
   Equity indexed notes           625     --    --     305       325     --     --    133    49     19     --
   Annuity contracts            6,122     --    --    (171)    4,494     --     --   (113)  (57)    (8)    13
                              -------   ----   ----   ----   -------   ----    ---  -----  ----  -----  -----
TOTAL                         $44,014   $393   $(17)  $488   $38,993   $342    $(6) $ 327  $ 59  $ (43) $ (57)
                              =======   ====   ====   ====   =======   ====    ===  =====  ====  =====  =====

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                CARRYING VALUE
                                         -----------------------------
                                             ASSETS      (LIABILITIES)
                                         -------------   -------------
(IN MILLIONS)                             2006    2005    2006    2005
                                         ------   ----   -----   -----
Fixed income securities                  $  492   $292   $  --   $  --
Other investments                           666    522      --      --
Other assets                                  3      3      --      --
Contractholder funds                         --     --    (171)   (113)
Other liabilities and accrued expenses       --     --    (126)    (41)
                                         ------   ----   -----   -----
   Total                                 $1,161   $817   $(297)  $(154)
                                         ======   ====   =====   =====

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(16) million and $(6) million at December 31, 2006 and 2005, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $(10) million, $17 million, and $(18) million in 2006, 2005 and 2004, respectively, and the amortization of gains to income of $3 million in 2004. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be less than $1 million in 2007.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006.

                                                                                    CARRYING VALUE
                                                            NOTIONAL     FAIR   ----------------------
($ IN MILLIONS)                                              AMOUNT     VALUE   ASSETS   (LIABILITIES)
                                                            --------    -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                               $14,529     $  24   $   30       $  (6)
Financial futures contracts                                   3,626         1        1          --
Interest rate cap and floor agreements                       12,065        27       26           1
                                                            -------     -----   ------       -----
Total interest rate contracts                                30,220        52       57          (5)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                      4,521       125      233        (108)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                              1,551       362      375         (13)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                 395         2        1           1
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit (1)                           1,608         7       --           7
Guaranteed withdrawal benefit (1)                             1,067         1       --           1
Conversion options in fixed income securities                   488       187      187          --
Equity-indexed call options in fixed income securities          625       305      305          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                  3,343      (189)      --        (189)
Other embedded derivative financial instruments                 104        10       --          10
                                                            -------     -----   ------       -----
Total embedded derivative financial instruments               7,235       321      492        (171)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                           92         2        3          (1)
                                                            -------     -----   ------       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                      $44,014     $ 864   $1,161       $(297)
                                                            =======     =====   ======       =====

(1) These embedded derivative financial instruments relate to the Company's variable annuity business, which was fully reinsured to Prudential effective June 1, 2006 (see Note 3).

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005:

                                                                                 CARRYING VALUE
                                                          NOTIONAL    FAIR   ----------------------
($ IN MILLIONS)                                            AMOUNT    VALUE   ASSETS   (LIABILITIES)
                                                          --------   -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $11,512   $  43    $ 49       $  (6)
Financial futures contracts                                  4,188       1       1          --
Interest rate cap and floor agreements                      10,792      51      49           2
                                                           -------   -----    ----       -----
Total interest rate contracts                               26,492      95      99          (4)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                     3,948      66     101         (35)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                             2,765     321     323          (2)
Foreign currency futures contracts                              31      --      --          --
                                                           -------   -----    ----       -----
Total foreign currency contracts                             2,796     321     323          (2)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                432      --      --          --
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                              1,208       2      --           2
Guaranteed withdrawal benefit                                  532      --      --          --
Conversion options in fixed income securities                  453     159     159          --
Equity-indexed call options in fixed income securities         325     133     133          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                 2,650    (120)     --        (120)
Other embedded derivative financial instruments                132       4      (1)          5
                                                           -------   -----    ----       -----
Total embedded derivative financial instruments              5,300     178     291        (113)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                          25       3       3          --
                                                           -------   -----    ----       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $38,993   $ 663    $817       $(154)
                                                           =======   =====    ====       =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2006, counterparties pledged $357 million in cash to the Company and the Company pledged $10 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)

($ IN MILLIONS)                           2006                                                   2005
                  ----------------------------------------------------   ----------------------------------------------------
                  NUMBER OF                                EXPOSURE,     NUMBER OF                                EXPOSURE,
                   COUNTER-   NOTIONAL      CREDIT          NET OF        COUNTER-   NOTIONAL      CREDIT          NET OF
RATING (1)         PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)    PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)
----------        ---------   --------   ------------   --------------   ---------   --------   ------------   --------------
 AAA                   1       $   457       $ 10             $10             1       $   484       $ 10             $10
 AA                    5         8,124        137              32             5         6,171        123              25
 AA-                   6         7,484        201              21             3         3,484         14              14
 A+                    3        12,494         86              20             6        15,337        273              23
  A                   --            --         --              --             1            30         --              --
                     ---       -------       ----             ---            --       -------       ----             ---
Total                 15       $28,559       $434             $83            16       $25,506       $420             $72
                     ===       =======       ====             ===            ==       =======       ====             ===

----------
(1)  Rating is the lower of S&P's or Moody's ratings.

(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND INVESTMENT VIE NOT CONSOLIDATED

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2006                  2005
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
(IN MILLIONS)                            AMOUNT      VALUE      AMOUNT     VALUE
                                       -----------   -----   -----------   -----
Commitments to invest                         $707     $--          $569     $--
Private placement commitments                  112      --           205      --
Commitments to extend mortgage loans           527       5           407       4

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, totaling $378 million at

December 31, 2006. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $8 million at December 31, 2006.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN MILLIONS)                                                 2006      2005
                                                            -------   -------
Immediate annuities:
   Structured settlement annuities                           $6,950   $ 6,813
   Other immediate annuities                                  2,317     2,414
Traditional Life                                              2,234     2,094
Other                                                           703       560
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,204   $11,881
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                          INTEREST              ESTIMATION
            PRODUCT                           MORTALITY                     RATE                  METHOD
Structured settlement annuities   U.S. population with projected     Interest rate        Present value of
                                  calendar year improvements;        assumptions range    contractually
                                  mortality rates adjusted for       from 4.1% to 11.7%   specified future
                                  each impaired life based on                             benefits
                                  reduction in life expectancy and
                                  nature of impairment

Other immediate annuities         1983 group annuity mortality       Interest rate        Present value of
                                  table                              assumptions range    expected future
                                  1983 individual annuity            from 1.9% to 11.5%   benefits based on
                                  mortality table                                         historical experience
                                  1983-a annuity mortality table

Traditional life                  Actual company experience plus     Interest rate        Net level premium
                                  loading                            assumptions range    reserve method using
                                                                     from 4.0% to 11.3%   the Company's
                                                                                          withdrawal experience
                                                                                          rates

Other:
   Variable annuity guaranteed    90% of 1994 group annuity          Interest rate        Projected benefit
      minimum death benefits      mortality table with internal      assumptions range    ratio applied to
                                  modifications                      from 6.5% to 7.0%    cumulative assessments

   Accident & health              Actual company experience plus                          Unearned premium;
                                  loading                                                 additional contract
                                                                                          reserves for
                                                                                          traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.13 billion and $1.34 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2006 and 2005, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                       2006      2005
                                                  -------   -------
Interest-sensitive life                           $ 8,397   $ 7,917
Investment contracts:
   Fixed annuities                                 39,277    37,451
   Funding agreements backing medium-term notes    12,787    12,454
   Other investment contracts                         104       368
                                                  -------   -------
      Total contractholder funds                  $60,565   $58,190
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                        WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range       Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                   amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range       Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                     annuities and 0% to 10.0% for       approximately 28.3% of fixed annuities are
                                     fixed annuities (which include      subject to market value adjustment for
                                     equity-indexed annuities whose      discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Funding agreements backing           Interest rates credited range       Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)

Other investment contracts:
   Variable annuity guaranteed       Interest rates used in              Withdrawal and surrender charges are based on
      minimum income benefit (1)     establishing reserves range from    the terms of the related interest-sensitive life
      and secondary guarantees on    1.8% to 10.3%                       or fixed annuity contract.
      interest-sensitive life and
      fixed annuities

   Guaranteed investment contracts   Interest rates credited range       Generally not subject to discretionary withdrawal
                                     from 3.7% to 7.7%

   Other investment contracts        Not applicable                      Not applicable

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                  2006      2005
                                                             -------   -------
Balance, beginning of year                                   $58,190   $53,939
   Deposits                                                    9,541    11,410
   Interest credited                                           2,600     2,340
   Benefits                                                   (1,500)   (1,336)
   Surrenders and partial withdrawals                         (4,627)   (3,839)
   Maturities of institutional products                       (2,726)   (3,090)
   Contract charges                                             (697)     (649)
   Net transfers to separate accounts                           (145)     (339)
   Fair value hedge adjustments for institutional products        38      (289)
   Other adjustments                                            (109)       43
                                                             -------   -------
Balance, end of year                                         $60,565   $58,190
                                                             =======   =======

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contracts guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $14.64 billion and $13.90 billion of equity, fixed income and balanced mutual funds and $674 million and $580 million of money market mutual funds at December 31, 2006 and 2005, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                DECEMBER 31,
                                                                           ---------------------
(IN MILLIONS)                                                                2006        2005
                                                                           ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                  $  15,269   $  14,465
   Net amount at risk (1)                                                  $   1,068   $   1,521
   Average attained age of contractholders                                  65 years    65 years

AT ANNUITIZATION
   Separate account value                                                  $   3,830   $   3,836
   Net amount at risk (2)                                                  $      64   $      45
   Weighted average waiting period until annuitization options available     4 years     6 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                  $   1,041   $     508
   Net amount at risk (3)                                                  $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                  $   1,595   $   1,175
   Net amount at risk (4)                                                  $      --   $      --
   Weighted average waiting period until guarantee date                     11 years    11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees was established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                          GUARANTEES
                                          RELATED TO      LIABILITY
                                        DEATH BENEFITS       FOR      LIABILITY FOR
                                             AND         GUARANTEES     GUARANTEES
                                           INTEREST-     RELATED TO     RELATED TO
                                           SENSITIVE       INCOME      ACCUMULATION
(IN MILLIONS)                            LIFE PRODUCTS    BENEFITS       BENEFITS     TOTAL
                                        --------------   ----------   -------------   -----
Balance at December 31, 2004                 $ 95           $ 45          $ (1)       $139
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2004               85             45            (1)        129
Incurred guaranteed benefits                   50              6            (1)         55
Paid guarantee benefits                       (48)            --            --         (48)
                                             ----           ----          ----        ----
   Net change                                   2              6            (1)          7
Net balance at December 31, 2005               87             51            (2)        136
   Plus reinsurance recoverables               10             --            --          10
                                             ----           ----          ----        ----
Balance, December 31, 2005 (1)               $ 97           $ 51          $ (2)       $146
                                             ====           ====          ====        ====
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2005               87             51            (2)        136
Variable annuity business disposition
   related reinsurance recoverables           (75)           (23)           12         (86)
Incurred guaranteed benefits                   23             (2)          (10)         11
Paid guarantee benefits                       (17)            (2)           --         (19)
                                             ----           ----          ----        ----
   Net change                                 (69)           (27)            2         (94)
Net balance at December 31, 2006               18             24            --          42
   Plus reinsurance recoverables               96             23            (8)        111
                                             ----           ----          ----        ----
Balance, December 31, 2006 (2)               $114           $ 47          $ (8)       $153
                                             ====           ====          ====        ====

----------
(1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

(2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in 2006, the Company increased its mortality risk retention to $5 million per life for certain insurance applications meeting specific criteria. From October 1998 through December 2005, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2006, the Company had reinsurance recoverables of $1.49 billion due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. Prior to this disposal, the Company ceded 100% of the mortality and certain other risks related to product features on certain in-force variable annuity contracts. In addition, as of December 31, 2006 and 2005, the Company had reinsurance recoverables of $153 million and $150 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2006, the gross life insurance in force was $478 billion of which $236 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                              2006     2005     2004
                                                          ------   ------   ------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $2,326   $2,115   $2,098
Assumed
   Affiliate                                                  16       17       14
   Non-affiliate                                              30       27       12
Ceded--non-affiliate                                        (787)    (606)    (526)
                                                          ------   ------   ------
      Premiums and contract charges, net of reinsurance   $1,585   $1,553   $1,598
                                                          ======   ======   ======

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                  2006     2005     2004
                                              ------   ------   ------
CONTRACT BENEFITS
Direct                                        $1,886   $1,824   $1,762
Assumed
   Affiliate                                      11       10       11
   Non-affiliate                                  23       21        4
Ceded--non-affiliate                            (548)    (515)    (418)
                                              ------   ------   ------
      Contract benefits, net of reinsurance   $1,372   $1,340   $1,359
                                              ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

                      REINSURANCE
                 RECOVERABLE ON PAID
(IN MILLIONS)      AND UNPAID CLAIMS
                 -------------------
                    2006     2005
                   ------   ------
Annuities          $1,654   $  172
Life insurance      1,217    1,115
Long-term care        427      324
Other                  94       88
                   ------   ------
Total              $3,392   $1,699
                   ======   ======

     At December 31, 2006 and 2005, approximately 88% and 83%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                            2006     2005     2004
                                        ------   ------   ------
BALANCE, BEGINNING OF YEAR              $3,948   $3,176   $3,202
Disposition of operation (1)(2)           (726)      --     (238)
Impact of adoption of SOP-03-1 (3)          --       --     (144)
Reinsurance (4)                             --       --       40
Acquisition costs deferred                 742      766      828
Amortization charged to income            (538)    (568)    (534)
Effect of unrealized gains and losses       59      574       22
                                        ------   ------   ------
BALANCE, END OF YEAR                    $3,485   $3,948   $3,176
                                        ======   ======   ======

----------
(1) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) In 2004, DAC was reduced in connection with the disposition of substantially all of the Company's direct response distribution business.

(3) In 2004, the impact of adoption of SOP 03-1 included a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(4) In 2004, DAC was increased as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income, due to the realization of capital (gains) and losses, includes $(50) million, $126 million and $120 million in 2006, 2005 and 2004, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005 and 2004, DAC and DSI amortization was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

(IN MILLIONS)                                    2006   2005   2004(2)
                                                 ----   ----   -------
BALANCE, BEGINNING OF YEAR                       $237   $134     $ 99
Disposition of operation (1)                      (70)    --       --
Sales inducements deferred                        105     99       55
Amortization charged to income                    (48)   (74)     (45)
Effects of unrealized gains and losses              1     78       25
                                                 ----   ----     ----
BALANCE, END OF YEAR                             $225   $237     $134
                                                 ====   ====     ====

----------
(1) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $0.3 million in 2006 and $1 million in both 2005 and 2004.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $260 million at December 31, 2006. The obligations associated with these fixed income securities expire at various times during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending a certified nationwide class action related to certain of its universal life policies written prior to 1992. The breach of contract claim involves premium increases that the Company charged related to those policies. Other life insurance companies have faced similar suits. The Company is vigorously defending this lawsuit, and the outcome of this dispute is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. In a recently concluded examination, regulators in the state of New York focused, as they have with other insurers, on one of the Company's New York subsidiary's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They found that this New York subsidiary failed to meet the requirements of certain applicable regulations. The New York subsidiary has settled this examination and has substantially completed customer remediation related to replacement sales and is completing its other obligations arising from the examination.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

   Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Any subsidiary not eligible to join in the consolidated federal income tax return files a separate tax return.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year and the statute of limitations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                        2006     2005
                                    -----   -------
   DEFERRED ASSETS
Life and annuity reserves           $ 682   $   925
Other assets                           48        70
                                    -----   -------
   Total deferred assets              730       995
DEFERRED LIABILITIES
Deferred policy acquisition costs    (784)     (981)
Unrealized net capital gains         (175)     (317)
Other liabilities                     (29)      (37)
                                    -----   -------
   Total deferred liabilities        (988)   (1,335)
                                    -----   -------
      Net deferred liability        $(258)  $  (340)
                                    =====   =======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)               2006    2005    2004
                           -----   -----   -----
Current                    $ 136   $ 225   $ 236
Deferred                      60     (51)    (47)
                           -----   -----   -----
Total income tax expense   $ 196   $ 174   $ 189
                           =====   =====   =====

     The Company paid income taxes of $317 million, $156 million and $149 million in 2006, 2005 and 2004, respectively. The Company had a current income tax receivable of $49 million and a payable of $133 million at December 31, 2006 and 2005, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                            2006   2005   2004
                                            ----   ----   ----
Statutory federal income tax rate           35.0%  35.0%  35.0%
Adjustment for prior year tax liabilities   (1.6)  (3.9)  (0.1)
Dividends received deduction                (2.7)  (2.5)  (2.4)
Other                                        0.6    0.8    2.1
                                            ----   ----   ----
    Effective income tax rate               31.3%  29.4%  34.6%
                                            ====   ====   ====

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                            2006   2005
                                                           ----   ----
6.18% Surplus Notes, due 2036                              $100   $ --
5.06% Surplus Notes, due 2035                               100    100
Mandatorily redeemable preferred stock - Series A             6     32
Structured investment security VIE obligations, due 2007     --     49
                                                           ----   ----
   Total long-term debt                                     206    181
Note payable to parent                                      500     --
                                                           ----   ----
   Total debt                                              $706   $181
                                                           ====   ====

     Certain of the Company's debt relates to intercompany obligations. These obligations, which include the Surplus Notes, preferred stock-Series A and note payable to parent, are discussed in Note 5 to the consolidated financial statements.

     The Company was the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position included $54 million of investments and $49 million of long-term debt as of December 31, 2005. In 2006, the debt associated with the VIE was redeemed.

14. STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2006, 2005 and 2004 was $281 million, $294 million and $293 million, respectively. Statutory capital and surplus was $3.36 billion and $3.66 billion as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $675 million in 2006. This amount was in excess of the $366 million that was allowed under Illinois insurance law based on 2005 formula amounts. The Company received approval from the IL DOI for the portion of the 2006 dividends in excess of this amount. Based on 2006 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2007 is $336 million, less dividends paid during the preceding twelve months measured at that point in time.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2006, 2005 and 2004 was $32 million, $18 million and $17 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $6 million and $8 million for postretirement benefits other than pension plans in 2006, 2005 and 2004, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $10 million, and $14 million in 2006, 2005 and 2004, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                             2006                    2005                    2004
                                    ---------------------   ---------------------   ---------------------
                                                    AFTER                   AFTER                  AFTER-
(IN MILLIONS)                       PRETAX    TAX    -TAX   PRETAX    TAX   -TAX    PRETAX   TAX    TAX
                                    ------   ----   -----   ------   ----   -----   ------   ---   ------
Unrealized holding (losses) gains
   arising during the period,
   net of related offsets           $(493)   $172   $(321)   $(724)  $254   $(470)   $(113)  $40    $(73)
Less: reclassification
   adjustment                         (89)     31     (58)     (69)    24     (45)     (51)   18     (33)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
UNREALIZED NET CAPITAL
   (LOSSES) GAINS                    (404)    141    (263)    (655)   230    (425)     (62)   22     (40)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
Other comprehensive (loss)
   income                           $(404)   $141   $(263)   $(655)  $230   $(425)   $ (62)  $22    $(40)
                                    =====    ====   =====    =====   ====   =====    =====   ===    ====

                    --------------------------------------------------
                    ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                         AIM V. I.       AIM V. I.                          AIM V. I.
                                    Basic         AIM V. I.          Capital         Capital          AIM V. I.      Diversified
                                  Balanced       Basic Value      Appreciation     Development      Core Equity        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    49,269,266  $    31,390,189  $   195,068,066  $    24,549,960  $   231,959,462  $    22,573,358
Contracts in payout
   (annuitization) period              23,711            9,138          286,222           45,660          431,202           17,302

   Total net assets           $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,135,317        2,350,249        7,450,583        1,334,543        8,537,497        2,728,341
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    46,744,006  $    24,582,290  $   187,573,769  $    17,194,088  $   208,969,378  $    25,263,495
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.92  $         12.55  $          6.32  $         13.09  $          7.92  $         11.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.65  $         14.68  $         15.94  $         18.48  $         20.23  $         13.84
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                        AIM V. I.         AIM V.I.        AIM V. I.
                                 Government        AIM V. I.     International      Large Cap         Mid Cap          AIM V. I.
                                 Securities       High Yield        Growth           Growth         Core Equity      Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    25,424,933  $    13,218,196  $    62,759,515  $    19,080,483  $    28,740,025  $    21,047,556
Contracts in payout
   (annuitization) period              51,697           26,998           67,814            5,293            8,957           32,306

   Total net assets           $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,159,036        2,164,247        2,134,806        1,392,106        2,126,404       21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    25,636,770  $    13,920,072  $    41,854,464  $    17,154,201  $    26,358,835  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.03  $         10.38  $         11.76  $         11.07  $         12.35  $         10.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         14.92  $         22.74  $         11.11  $         16.59  $         12.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                AIM Variable     AIM Variable       Insurance        Insurance       Insurance        Insurance
                                  Insurance        Insurance          Funds            Funds           Funds            Funds
                                    Funds            Funds          Series II        Series II       Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   AIM V. I.                         AIM V. I.        AIM V. I.
                                 AIM V. I.        AIM V. I.          Basic          AIM V. I.         Capital          Capital
                                 Technology       Utilities       Balanced II     Basic Value II  Appreciation II   Development II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,519,397  $    14,670,527  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
Contracts in payout
   (annuitization) period                   -           12,476                -                -                -                -

   Total net assets           $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      393,680          691,616          163,658        1,676,555          319,338           32,563
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,510,860  $    10,199,090  $     1,538,785  $    17,716,504  $     6,748,429  $       438,301
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.08  $         17.30  $         10.90  $         12.29  $         10.74  $         14.02
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.28  $         17.58  $         11.34  $         16.40  $         14.45  $         14.52
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable    AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance       Insurance         Insurance       Insurance        AIM Variable
                                   Funds            Funds           Funds             Funds           Funds            Insurance
                                 Series II        Series II       Series II         Series II       Series II            Funds
                                Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account        Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.       AIM V. I.                         AIM V. I.         AIM V. I.
                                    Core          Diversified     Government        AIM V. I.      International      Large Cap
                                 Equity II         Income II     Securities II    High Yield II      Growth II        Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      195,999           67,214          116,053          120,205           54,644           76,666
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,812,271  $       591,865  $     1,420,848  $       693,344  $     1,066,748  $       937,852
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.71  $         11.16  $         10.63  $         13.71  $         18.12  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.02  $         11.61  $         11.06  $         14.20  $         18.87  $         11.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Alliance        Alliance
                                AIM Variable     AIM Variable     AIM Variable     AIM Variable      Bernstein        Bernstein
                                 Insurance        Insurance        Insurance         Insurance        Variable        Variable
                                   Funds            Funds            Funds             Funds          Product          Product
                                 Series II        Series II        Series II         Series II      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Alliance
                                  AIM V. I.        AIM V. I.                                          Alliance        Bernstein
                                Mid Cap Core        Money          AIM V. I.         AIM V. I.       Bernstein         Growth &
                                 Equity II        Market II      Technology II     Utilities II       Growth            Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,974,389  $     2,143,457  $       123,414  $       872,686  $    59,825,756  $   203,595,016
Contracts in payout
   (annuitization) period              15,704                -                -                -           38,763          154,504

   Total net assets           $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      520,871        2,143,457            8,872           41,320        3,008,267        7,565,894
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,598,219  $     2,143,457  $        99,710  $       637,390  $    52,543,801  $   162,214,041
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.17  $          9.58  $         11.89  $         17.13  $          6.65  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.29  $         10.13  $         12.12  $         17.38  $         15.16  $         16.12
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        American
                                  Variable         Variable         Variable        Variable          Variable         Century
                                  Product          Product          Product          Product          Product         Variable
                                Series Fund      Series Fund      Series Fund      Series Fund      Series Fund    Portfolios, Inc
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein         Alliance        American
                               International      Large Cap        Small/Mid         Utility         Bernstein         Century
                                   Value           Growth          Cap Value         Income            Value         VP Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    41,512,924  $    44,053,130  $    49,368,437  $     6,084,172  $     4,624,453  $        50,165
Contracts in payout
   (annuitization) period                   -                -                -           34,674                -                -

   Total net assets           $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,677,968        1,670,578        2,742,691          247,526          309,328            6,662
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    33,484,283  $    40,679,945  $    41,869,643  $     5,146,821  $     4,092,646  $        48,959
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.53  $          6.20  $         18.13  $         13.09  $         12.57  $         15.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.88  $         13.69  $         19.03  $         13.38  $         12.85  $         15.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   Dreyfus
                                  American         Socially                          Dreyfus          Dreyfus          Dreyfus
                                  Century        Responsible                         Variable         Variable         Variable
                                  Variable          Growth       Dreyfus Stock      Investment       Investment       Investment
                              Portfolios, Inc     Fund, Inc.       Index Fund          Fund             Fund             Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Dreyfus
                                  American        Socially
                                 Century VP      Responsible     Dreyfus Stock     VIF Growth &         VIF           VIF Small
                               International     Growth Fund       Index Fund         Income        Money Market    Company Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        3,000            8,186           41,340           12,825          803,351            3,922
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        33,350  $       228,708  $     1,183,506  $       270,071  $       803,351  $        64,949
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         16.29  $          6.35  $          9.36  $          9.61  $         10.13  $         16.58
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.29  $         11.93  $         14.76  $         13.51  $         12.13  $         17.51
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS              DWS              DWS              DWS              DWS              DWS
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP          DWS VIP          DWS VIP
                                  DWS VIP          Capital           Global         Growth and        DWS VIP          DWS VIP
                                   Bond A          Growth A      Opportunities       Income A      International      Balanced A
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       792,592  $     1,775,591  $     1,798,972  $     1,239,514  $       812,474  $     2,078,149
Contracts in payout
   (annuitization) period               6,175            3,670                -                -            2,237           11,983

   Total net assets           $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      113,623           97,547           99,172          113,301           60,709           85,451
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       786,525  $     1,606,699  $     1,178,264  $       996,939  $       584,035  $     1,835,669
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.90  $         11.32  $         25.64  $         11.23  $         14.47  $         11.63
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.01  $         11.41  $         25.85  $         11.32  $         14.59  $         11.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Fidelity         Fidelity         Fidelity
                                    DWS              DWS           Federated         Variable         Variable         Variable
                                  Variable         Variable        Insurance        Insurance        Insurance        Insurance
                                 Series II        Series II          Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP         Federated
                                  DWS VIP         Small Cap          Prime                              VIP
                              Money Market A II    Growth A      Money Fund II    VIP Contrafund   Equity-Income      VIP Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,012,899  $       575,753  $     5,991,844  $    15,425,019  $     4,121,571  $     7,661,815
Contracts in payout
   (annuitization) period                   -                -            4,607           71,561           37,015                -

   Total net assets           $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,012,899           40,575        5,996,451          492,424          158,725          213,600
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,012,899  $       496,894  $     5,996,451  $    11,959,172  $     3,705,816  $     8,338,209
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.06  $         12.11  $         10.10  $         12.89  $         13.78  $          6.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.07  $         12.13  $         12.76  $         22.81  $         17.03  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity          Fidelity
                                  Fidelity        Fidelity        Fidelity        Fidelity        Variable          Variable
                                  Variable        Variable        Variable        Variable        Insurance         Insurance
                                 Insurance       Insurance       Insurance       Insurance      Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   Products Fund  (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              --------------- --------------- --------------- --------------- ----------------- -----------------

                                                                                                  VIP Asset
                                  VIP High          VIP        VIP Investment                   Manager Growth    VIP Contrafund
                                   Income        Index 500       Grade Bond     VIP Overseas  (Service Class 2) (Service Class 2)
                              --------------- --------------- --------------- --------------- ----------------- -----------------
ASSETS
Investments at fair value     $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              --------------- --------------- --------------- --------------- ----------------- -----------------

   Total assets               $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

NET ASSETS
Accumulation units            $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,831,368
Contracts in payout
   (annuitization) period                   -               -               -               -                 -             8,300

   Total net assets           $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

FUND SHARE INFORMATION
Number of shares                      511,632          72,776         321,038         155,366             4,707         2,502,079
                              =============== =============== =============== =============== ================= =================

Cost of investments           $     3,418,003 $     9,559,494 $     4,108,936 $     2,718,234 $          58,429 $      76,644,082
                              =============== =============== =============== =============== ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.34 $          9.42 $         13.97 $         10.92 $           10.58 $           10.21
                              =============== =============== =============== =============== ================= =================

   Highest                    $         11.61 $         10.93 $         14.39 $         13.89 $           10.73 $           18.33
                              =============== =============== =============== =============== ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                        VIP                VIP
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom    Freedom Growth     Freedom Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio   Stock Portfolio       Portfolio
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   153,808           296,980           171,756            92,308            38,120            52,510
                          ================ ================= ================= ================= ================= =================

Cost of investments       $      3,353,511 $       3,330,330 $       2,042,920 $       1,110,442 $         427,299 $         567,635
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.91 $           10.42 $           10.46 $           10.48 $            9.73 $           10.33
                          ================ ================= ================= ================= ================= =================

   Highest                $          16.42 $           10.48 $           10.51 $           10.52 $            9.77 $           10.37
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP Growth &                          VIP High                         VIP Investment
                               Income          VIP Growth          Income        VIP Index 500       Grade Bond        VIP MidCap
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   915,546            18,476         1,760,197            24,559             1,690           666,143
                          ================ ================= ================= ================= ================= =================

Cost of investments       $     13,092,809 $         534,972 $      11,127,911 $       3,353,772 $          22,007 $    21,  778,097
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.11 $            8.44 $           11.28 $           10.76 $           11.78 $            9.83
                          ================ ================= ================= ================= ================= =================

   Highest                $          12.38 $           12.31 $           15.26 $           14.53 $           11.78 $           13.47
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
--------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Franklin      Franklin       Franklin        Franklin
                              Variable          Variable          Templeton     Templeton      Templeton       Templeton
                              Insurance         Insurance         Variable      Variable       Variable        Variable
                            Products Fund     Products Fund       Insurance     Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2)  Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account   Sub-Account
                          ----------------- ----------------- --------------- -------------- -------------- --------------

                                                                                 Franklin
                             VIP Money                           Franklin       Growth and                     Franklin
                               Market         VIP Overseas    Flex Cap Growth     Income     Franklin High     Income
                          (Service Class 2) (Service Class 2)   Securities      Securities    Income Sec 2    Securities
                          ----------------- ----------------- --------------- -------------- -------------- --------------
ASSETS
Investments at fair value $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ----------------- ----------------- --------------- -------------- -------------- --------------

   Total assets           $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

NET ASSETS
Accumulation units        $      11,107,199 $         135,042 $     4,724,713 $   93,138,431 $   13,689,318 $  271,996,820
Contracts in payout
   (annuitization) period                 -                 -               -        230,879              -        194,296

   Total net assets       $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

FUND SHARE INFORMATION
Number of shares                 11,107,199             5,686         424,121      5,617,889      1,998,441     15,679,212
                          ================= ================= =============== ============== ============== ==============

Cost of investments       $      11,107,199 $          96,937 $     4,470,158 $   79,626,463 $   13,221,125 $  246,282,885
                          ================= ================= =============== ============== ============== ==============

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $           10.16 $           13.17 $         11.35 $        16.34 $        11.44 $        12.73
                          ================= ================= =============== ============== ============== ==============

   Highest                $           10.23 $           19.44 $         11.61 $        17.33 $        11.80 $        13.19
                          ================= ================= =============== ============== ============== ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Franklin         Franklin         Franklin
                                    Large            Small       Small-Mid Cap
                                 Cap Growth       Cap Value          Growth        Franklin U.S.       Mutual       Mutual Shares
                                 Securities       Securities       Securities       Government        Discovery      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    64,782,376  $    78,389,778  $     3,789,342  $    20,518,006  $    18,246,492  $   219,443,825
Contracts in payout
   (annuitization) period              37,906           47,365                -           24,010                -          340,120

   Total net assets           $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,935,658        4,174,409          171,231        1,640,736          839,691       10,736,881
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    59,219,274  $    61,811,399  $     2,468,226  $    20,633,906  $    16,454,208  $   180,522,969
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.18  $         12.95  $          7.77  $         10.27  $         10.95  $         13.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.50  $         22.19  $         20.62  $         10.66  $         13.85  $         22.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin
                                  Templeton        Templeton        Templeton        Templeton      Goldman Sachs   Goldman Sachs
                                  Variable         Variable         Variable         Variable          Variable       Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance       Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust        Trust           Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Templeton
                                 Developing        Templeton        Templeton        Templeton
                                   Markets          Foreign       Global Income       Growth            VIT        VIT Growth and
                                 Securities       Securities       Securities       Securities     Capital Growth      Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    39,309,581  $   206,909,123  $     3,516,548  $     5,394,661  $        61,702  $     9,037,250
Contracts in payout
   (annuitization) period              64,246           62,093           83,468                -                -                -

   Total net assets           $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,855,245       11,056,155          232,259          338,648            5,328          649,694
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    26,476,798  $   166,222,513  $     3,276,383  $     4,103,191  $        61,756  $     8,085,245
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         21.15  $         12.47  $         14.92  $         14.62  $          7.75  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         33.24  $         20.87  $         20.22  $         20.75  $         11.60  $         13.43
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                               Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs
                                  Variable        Variable        Variable        Variable                       Janus Aspen
                                 Insurance       Insurance       Insurance       Insurance         Janus           Series
                                   Trust           Trust           Trust           Trust        Aspen Series   (Service Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                    VIT             VIT
                                    VIT                          Structured      Structured
                               International        VIT          Small Cap      U.S. Equity        Forty        Foreign Stock
                                   Equity      Mid Cap Value    Equity Fund         Fund         Portfolio     (Service Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair value     $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
Contracts in payout
   (annuitization) period                   -               -               -               -               -                 -

   Total net assets           $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                          512         637,360       1,632,386         951,720             740             2,784
                              =============== =============== =============== =============== =============== =================

Cost of investments           $         5,091 $    10,348,779 $    23,813,446 $    12,465,220 $        15,895 $          31,381
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.48 $         12.79 $         12.32 $          9.82 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

   Highest                    $         15.48 $         26.50 $         20.87 $         13.81 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                  Legg Mason      Legg Mason
                                   Lazard          Partners        Partners
                                 Retirement        Variable         Variable       Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.  Portfolios I, Inc Portfolios I, Inc  Series Fund      Series Fund      Series Fund
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Legg Mason      Legg Mason
                                                   Variable        Variable
                                  Emerging         All Cap         Investors                                          Growth and
                                   Markets       Portfolio I      Portfolio I       All Value      Bond-Debenture       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,182,279  $    43,043,571
Contracts in payout
   (annuitization) period                   -                -                -                -           27,180           76,471

   Total net assets           $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,055              383              574          894,050        2,889,312        1,469,667
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,141  $         5,572  $         7,398  $    13,288,499  $    34,602,513  $    40,539,379
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         40.36  $         14.32  $         13.37  $         12.66  $         10.86  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         40.36  $         14.32  $         13.37  $         13.05  $         11.19  $         12.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                                Lord Abbett      Lord Abbett        Insurance        Insurance        Insurance       Insurance
                                Series Fund      Series Fund          Trust            Trust            Trust           Trust
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   Growth          Mid-Cap        MFS Emerging         MFS         MFS Investors       MFS New
                               Opportunities        Value            Growth        High Income         Trust          Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      890,027        2,402,927          106,190           72,943          161,043          197,148
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    12,352,984  $    51,326,603  $     2,789,550  $       695,455  $     2,797,217  $     2,845,323
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.92  $         12.79  $          5.59  $         12.80  $          9.56  $          9.53
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.27  $         13.18  $         14.18  $         13.18  $         11.52  $         19.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MFS Variable     MFS Variable     MFS Variable
                                MFS Variable     MFS Variable     MFS Variable      Insurance        Insurance        Insurance
                                  Insurance        Insurance        Insurance         Trust            Trust            Trust
                                    Trust            Trust            Trust      (Service Class)  (Service Class)  (Service Class)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   MFS Emerging    MFS Investors       MFS New
                                                 MFS Research                         Growth           Trust          Discovery
                                MFS Research         Bond        MFS Utilities   (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       78,791          216,283           11,968           27,947           35,201           63,219
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,433,762  $     2,511,933  $       264,444  $       444,903  $       552,956  $       793,153
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.97  $         14.02  $         17.52  $          8.41  $         10.34  $         10.01
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.35  $         14.44  $         18.00  $         13.39  $         13.75  $         13.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable    Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Insurance        Insurance         Variable         Variable         Variable         Variable
                                   Trust            Trust          Investment       Investment       Investment       Investment
                              (Service Class)  (Service Class)       Series           Series           Series           Series
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Research    MFS Utilities      Aggressive        Dividend                          European
                              (Service Class)  (Service Class)       Equity           Growth           Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       463,747  $     1,714,985  $    28,781,247  $   434,681,649  $   349,224,238  $   130,646,306
Contracts in payout
   (annuitization) period                   -                -           40,015        4,859,030        2,510,165          773,799

   Total net assets           $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       25,850           59,117        1,940,826       26,590,483       11,870,888        5,184,225
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       343,269  $     1,116,941  $    25,244,665  $ 1,323,992,080  $   374,572,231  $    89,307,176
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.85  $         14.20  $          8.61  $         11.33  $          8.03  $         11.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         19.54  $         13.53  $         42.88  $        105.84  $         52.86
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                    Global
                                  Global           Dividend                                           Limited
                                 Advantage          Growth         High Yield     Income Builder      Duration       Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    15,722,760  $   153,255,312  $    26,197,423  $    32,715,994  $    32,244,584  $   123,511,747
Contracts in payout
   (annuitization) period               5,026        1,187,949          258,934           47,905           26,569          767,436

   Total net assets           $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,535,917        8,671,716       22,807,204        2,410,883        3,400,543      124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,694,351  $   109,048,611  $    39,656,865  $    26,994,908  $    33,698,642  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.72  $         14.64  $          4.93  $         13.87  $         10.99  $         10.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.38  $         28.79  $         18.36  $         18.98  $         12.33  $         24.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Morgan Stanley    Morgan Stanley
                               Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley     Variable         Variable
                                  Variable       Variable        Variable        Variable       Investment       Investment
                                 Investment      Investment      Investment      Investment       Series           Series
                                   Series          Series          Series          Series    (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                                                 Aggressive       Dividend
                                  Quality                                                          Equity          Growth
                                Income Plus    S&P 500 Index     Strategist       Utilities   (Class Y Shares) (Class Y Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair
   value                      $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $   168,698,609 $    77,606,780 $   238,612,829 $   130,444,173 $    30,430,084 $     129,049,431
Contracts in payout
   (annuitization) period           2,244,609         353,341       3,131,323       1,742,293               -            32,781

   Total net assets           $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                   16,264,816       5,987,720      14,624,571       6,799,715       2,077,139         7,818,426
                              =============== =============== =============== =============== =============== =================

Cost of investments           $   171,574,188 $    62,635,811 $   219,322,345 $   107,431,929 $    22,420,484 $     103,687,547
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.09 $          9.51 $         12.04 $         10.03 $          8.20 $           10.96
                              =============== =============== =============== =============== =============== =================

   Highest                    $         34.48 $         12.66 $         50.41 $         36.08 $         17.48 $           14.90
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment       Investment       Investment       Investment       Investment       Investment
                                    Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European         Global            Global
                                  Equity            Growth         Advantage     Dividend Growth     High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

   Total assets               $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,153,233 $     44,430,462 $     10,540,924 $     72,740,289 $     28,708,441 $     43,322,831
Contracts in payout
   (annuitization) period               35,722            8,811                -           26,302                -           18,014

   Total net assets           $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     3,742,831        1,764,163        1,034,438        4,120,419       24,748,656        3,196,228
                              ================ ================ ================ ================ ================ ================

Cost of investments           $     91,669,677 $     29,819,434 $      8,146,533 $     50,911,434 $     29,418,806 $     34,268,427
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           7.55 $          10.76 $           8.39 $          14.10 $           5.88 $          12.84
                              ================ ================ ================ ================ ================ ================

    Highest                   $          15.53 $          19.32 $          17.15 $          18.47 $          13.89 $          15.11
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                  Limited                           Quality
                                  Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

    Total assets              $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,310,580 $     98,997,936 $    204,823,271 $    161,660,867 $     98,797,619 $     33,296,700
Contracts in payout
   (annuitization) period               44,070           59,869          206,432           20,156           28,146           20,511

   Total net assets           $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                    11,653,078       99,057,805       19,545,253       12,514,011        5,985,813        1,714,730
                              ================ ================ ================ ================ ================ ================

Cost of investments           $    115,508,604 $     99,057,805 $    205,081,599 $    126,245,023 $     89,302,043 $     26,856,403
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           9.81 $           9.78 $          10.78 $           9.04 $          11.62 $           9.13
                              ================ ================ ================ ================ ================ ================

   Highest                    $          11.44 $          10.72 $          14.07 $          15.46 $          15.81 $          18.27
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                           Neuberger & Berman Neuberger & Berman  Oppernheimer    Oppernheimer      Oppernheimer     Oppernheimer
                                  Advisors         Advisors         Variable        Variable          Variable         Variable
                             Management Trust  Management Trust  Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   Oppenheimer                       Oppenheimer
                                    AMT                           Oppenheimer         Capital       Oppenheimer        Global
                               Mid-Cap Growth    AMT Partners       Balanced       Appreciation      Core Bond       Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,818  $       141,701  $     8,084,206  $    12,520,287  $     4,088,841  $    12,151,425
Contracts in payout
   (annuitization) period                   -                -           32,292                -                -                -

   Total net assets           $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          293            6,697          458,818          302,203          366,384          330,292
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         7,236  $       123,092  $     7,080,203  $    11,168,110  $     4,036,827  $     8,547,914
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.73  $         15.40  $         12.42  $          8.20  $         13.52  $         13.39
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.01  $         15.40  $         15.70  $         13.15  $         13.93  $         21.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                                                                                                       Variable
                                Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer    Account Funds
                                  Variable         Variable         Variable         Variable         Variable      (Service Class
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer
                                                                  Main Street      Oppenheimer
                                Oppenheimer      Oppenheimer       Small Cap         MidCap         Oppenheimer     Oppenheimer
                                High Income      Main Street         Growth           Fund         Strategic Bond   Balanced (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,505,133
Contracts in payout
   (annuitization) period                   -                -                -                -                -           35,724

   Total net assets           $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      223,157          334,363          246,257           48,792        1,194,863        2,421,221
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,862,035  $     6,631,564  $     3,115,693  $     2,374,374  $     5,585,112  $    38,086,146
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.16  $          9.74  $         21.02  $          5.43  $         13.98  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.36  $         14.58  $         21.65  $         13.43  $         15.36  $         15.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                 Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                   Variable        Variable         Variable        Variable        Variable        Variable
                                Account Funds    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                               (Service Class    (Service Class  (Service Class  (Service Class  (Service Class (Service Class
                                   ("SC"))          ("SC"))         ("SC"))         ("SC"))         ("SC"))          ("SC"))
                                 Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------- --------------- --------------- --------------- --------------- ---------------

                                                                                                                  Oppenheimer
                                 Oppenheimer                      Oppenheimer     Oppenheimer     Oppenheimer      Main Street
                                   Capital         Oppenheimer      Global            High            Main         Small Cap
                              Appreciation (SC)  Core Bond (SC) Securities (SC)   Income (SC)     Street (SC)      Growth (SC)
                              ----------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value     $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ----------------- --------------- --------------- --------------- --------------- ---------------

   Total assets               $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

NET ASSETS
Accumulation units            $      79,202,026 $    32,374,306 $    44,137,111 $    40,645,158 $   116,968,323 $    55,304,771
Contracts in payout
   (annuitization) period                98,677               -          30,967         116,091          69,103           9,906

   Total net assets           $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

FUND SHARE INFORMATION
Number of shares                      1,929,927       2,916,604       1,210,416       4,795,441       4,761,490       2,914,367
                              ================= =============== =============== =============== =============== ===============

Cost of investments           $      69,451,410 $    31,672,969 $    33,073,758 $    39,600,686 $    94,558,710 $    43,470,173
                              ================= =============== =============== =============== =============== ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           13.54 $         10.29 $         20.80 $         14.39 $         15.27 $         20.13
                              ================= =============== =============== =============== =============== ===============

   Highest                    $           14.27 $         10.59 $         21.92 $         15.19 $         16.20 $         21.28
                              ================= =============== =============== =============== =============== ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer
                                  Variable         Variable          PIMCO            PIMCO
                               Account Funds    Account Funds       Advisors         Advisors          PIMCO            PIMCO
                               (Service Class (Service Class        Variable         Variable         Variable         Variable
                                   ("SC"))          ("SC"))     Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Oppenheimer
                                Oppenheimer       Strategic                           OpCap
                              MidCap Fund (SC)     Bond (SC)     OpCap Balanced     Small Cap       Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    22,453,432  $   132,493,365  $        10,216  $         2,209  $         2,744  $         9,178
Contracts in payout
   (annuitization) period                   -          457,965                -                -                -                -

   Total net assets           $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      447,369       24,897,253              901               60              272            9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    18,754,336  $   125,839,828  $         9,017  $         1,697  $         2,749  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.66  $         13.20  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.47  $         14.00  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO          PIMCO             PIMCO
                                  Variable        Variable        Variable       Variable          Variable         Putnam
                              Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                                Sub-Account     Sub-Account     Sub-Account    Sub-Account       Sub-Account      Sub-Account
                              --------------- --------------- --------------- ---------------  --------------- ---------------

                                                 PIMCO VIT       PIMCO VIT
                                                 Commodity       Emerging        PIMCO VIT        PIMCO VIT       VT American
                                   PIMCO        Real Return    Markets Bond     Real Return      Total Return      Government
                               Total Return      Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)      Income
                              --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments at fair value     $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              --------------- --------------- --------------- ---------------- ---------------- ---------------

   Total assets               $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

NET ASSETS
Accumulation units            $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,287,244
Contracts in payout
   (annuitization) period                   -               -               -               -                 -         532,014

   Total net assets           $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

FUND SHARE INFORMATION
Number of shares                        1,240         179,964          32,802          150,742        1,188,808       4,393,233
                              =============== =============== =============== ================ ================ ===============

Cost of investments           $        12,878 $     2,154,497 $       446,949 $      1,870,133 $     12,010,459 $    51,209,163
                              =============== =============== =============== ================ ================ ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.83 $          9.44 $         10.65 $          10.08 $          10.25 $          6.94
                              =============== =============== =============== ================ ================ ===============

   Highest                    $         11.83 $          9.52 $         10.73 $          10.15 $          10.33 $         13.46
                              =============== =============== =============== ================ ================ ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                    VT The George
                                 VT Capital       VT Capital      VT Discovery    VT Diversified        VT           Putnam Fund
                                Appreciation    Opportunities        Growth           Income       Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,261,558  $     8,301,989  $    16,746,213  $    83,377,076  $    36,582,325  $   210,916,932
Contracts in payout
   (annuitization) period               3,493                -           11,247          220,783          167,532          575,098

   Total net assets           $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,706,721          487,206        2,830,652        9,521,396        2,327,413       17,055,809
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,097,571  $     7,291,118  $    11,904,309  $    83,630,781  $    29,814,020  $   179,825,233
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.29  $         18.29  $          5.29  $         13.54  $         15.73  $         12.22
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.10  $         18.98  $         14.27  $         15.14  $         16.54  $         14.73
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                     VT
                                Global Asset         VT          VT Growth and      VT Growth        VT Health
                                 Allocation     Global Equity        Income       Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    51,483,132  $    59,150,240  $   556,438,154  $    20,967,995  $    67,204,064  $    97,083,363
Contracts in payout
   (annuitization) period             131,314           79,177          798,474           27,304           22,457          123,357

   Total net assets           $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,120,583        4,364,732       18,979,449        4,006,737        4,943,127       12,494,437
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    45,078,272  $    67,102,099  $   455,100,028  $    25,516,457  $    58,795,385  $    95,131,271
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.95  $          6.71  $         11.50  $          4.38  $          9.99  $         12.91
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.85  $         10.82  $         17.71  $         11.30  $         13.64  $         16.27
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                       VT              VT
                                                      VT         International    International
                                                International     Growth and           New                                VT
                                  VT Income         Equity           Income       Opportunities     VT Investors     Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   213,191,960  $   332,249,445  $    73,909,767  $    40,873,805  $   172,083,893  $    19,861,723
Contracts in payout
   (annuitization) period             830,555          407,535           65,203                -          259,340                -

   Total net assets           $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   16,972,444       16,117,102        3,850,857        2,239,661       14,114,925        1,119,601
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   211,903,739  $   239,860,023  $    49,000,787  $    30,725,966  $   170,281,088  $    16,413,544
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.69  $         10.82  $         14.50  $          6.91  $          7.46  $         17.81
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.69  $         21.57  $         21.06  $         14.14  $         17.56  $         18.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam            Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  --------------

                                                                                    VT OTC &
                                     VT             VT New                          Emerging                         VT Small Cap
                                Money Market    Opportunities     VT New Value       Growth         VT Research          Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   150,120,671  $   109,300,845  $   201,605,140  $    29,495,048  $    84,544,949  $   163,856,080
Contracts in payout
   (annuitization) period             551,336          200,385          293,784           22,822          322,831          164,400

   Total net assets           $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                  150,672,007        5,464,133       11,008,665        4,071,430        6,468,581        6,758,157
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   150,672,007  $   148,558,360  $   158,862,847  $    42,818,603  $    78,460,072  $   110,329,509
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.75  $          5.07  $         12.26  $          2.37  $          8.37  $         15.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.46  $         17.21  $         20.00  $          5.84  $         15.94  $         29.02
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam            Rydex         STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT Utilities                                                                             STI
                                 Growth and                                                          STI Capital    International
                                   Income          VT Vista        VT Voyager       Rydex OTC       Appreciation       Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,804,864  $    87,310,615  $   303,766,878  $         4,635  $    20,951,424  $     4,126,319
Contracts in payout
   (annuitization) period             154,146          101,244          201,795                -           66,744            7,054

   Total net assets           $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,870,930        5,946,385       10,108,702              301        1,242,943          275,926
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    40,416,465  $    89,771,666  $   378,654,996  $         4,164  $    20,562,135  $     3,090,723
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $          6.40  $          5.88  $         13.09  $          8.63  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         22.82  $         18.41  $         14.04  $         13.09  $         23.05  $         19.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic       STI Classic      STI Classic      STI Classic      STI Classic    Institutional
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   STI Large       STI Large                                          Van Kampen
                               STI Investment    Cap Relative      Cap Value            STI         STI Small Cap    UIF Emerging
                                 Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,069,569  $     5,012,867  $    21,915,077  $     8,441,021  $    10,010,281  $    62,836,180
Contracts in payout
   (annuitization) period                 489                -           99,423           23,996           11,138          211,005

   Total net assets           $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      893,602          380,339        1,247,280          615,638          620,137        3,226,570
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,069,793  $     4,003,186  $    17,006,082  $     7,168,986  $     8,409,786  $    35,097,432
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.30  $         12.17  $         12.97  $         11.08  $         18.26  $         16.42
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.30  $         15.82  $         24.13  $         21.02  $         29.66  $         27.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   Van Kampen                      Van Kampen UIF
                               Van Kampen UIF   Van Kampen UIF     UIF Global       Van Kampen     International    Van Kampen UIF
                               Equity Growth     Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    58,137,984  $     1,863,307  $        54,227  $         8,727  $    40,637,495  $   40,057,080
Contracts in payout
   (annuitization) period              50,954                -                -                -          101,027                -

   Total net assets           $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,530,882          163,448            3,194              644        2,856,839       3,209,702
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    51,740,815  $     1,841,320  $        39,514  $         4,052  $    31,012,371  $   30,202,343
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.25          $ 11.53  $         13.17  $         13.61  $         11.28  $        14.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.47          $ 14.03  $         16.03  $         13.61  $         16.33  $        17.91
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Van Kampen       Van Kampen       Van Kampen
                                 Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                  UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate        UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   141,371,932  $    79,414,530  $       342,010  $    29,696,038  $    34,945,258  $    83,673,884
Contracts in payout
   (annuitization) period             117,199           98,631                -            3,019                -           89,430

   Total net assets           $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,167,636        2,708,214           23,000        3,340,726        1,790,228        5,625,474
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   105,015,096  $    42,939,547  $       286,050  $    28,753,394  $    22,823,011  $    74,113,208
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.03  $         24.84  $         13.12  $         14.19  $         30.84  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         20.47  $         40.50  $         17.11  $         18.37  $         32.37  $         15.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Van Kampen       Van Kampen                      Van Kampen UIF   Van Kampen UIF
                               Van Kampen UIF     UIF Global       UIF Int'l      Van Kampen UIF   Small Company     U.S. Mid Cap
                               Equity Growth       Franchise     Growth Equity    Mid Cap Growth       Growth           Value
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    18,785,974  $   113,832,810  $     3,764,926  $    49,626,832  $    27,533,993  $    81,227,059
Contracts in payout
   (annuitization) period              23,094          115,658                -                -           56,965           64,049

   Total net assets                18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,151,106        6,319,937          347,318        3,995,719        1,537,958        4,130,646
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    15,166,825  $    92,358,227  $     3,387,037  $    42,018,315  $    21,930,136  $    67,431,054
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $             -  $         10.68  $          9.77  $         18.74  $         14.43
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.51  $         18.08  $         10.76  $         19.62  $         19.67  $         19.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                               Institutional         Life             Life             Life             Life          Investment
                                Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                 (Class II)         Trust            Trust            Trust            Trust          (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen
                                 UIF U.S.                                                                           LIT Aggressive
                                Real Estate           LIT              LIT             LIT             Strat            Growth
                                (Class II)         Comstock        Government      Money Market       Growth I        (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   118,591,557  $   106,017,494  $     1,625,914  $     2,930,986  $    51,633,097  $    21,979,686
Contracts in payout
   (annuitization) period              53,357          165,343                -                -          114,625                -

   Total net assets           $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,077,145        7,198,836          174,829        2,930,986        1,796,172        4,194,596
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    79,333,348  $    86,676,782  $     1,617,921  $     2,930,986  $    61,204,900  $    19,058,562
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         25.62  $         13.81  $         11.27  $         10.91  $          4.80  $         12.23
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         30.72  $         17.04  $         11.48  $         11.23  $         13.84  $         16.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------

                                 Van Kampen       Van Kampen       Van Kampen      Van Kampen
                                    Life             Life             Life            Life
                                 Investment       Investment       Investment      Investment
                                    Trust            Trust            Trust           Trust
                                 (Class II)       (Class II)       (Class II)      (Class II)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-account
                              ---------------  ---------------  ---------------  ---------------

                                                LIT Growth and         LIT
                                LIT Comstock        Income        Money Market        Strat
                                 (Class II)       (Class II)       (Class II)       Growth II
                              ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ---------------  ---------------  ---------------  ---------------

   Total assets               $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   356,690,753  $   171,545,102  $    31,042,091  $    65,541,994
Contracts in payout
   (annuitization) period              78,156          356,483                -                -

   Total net assets           $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   24,269,994        7,827,941       31,042,091        2,296,496
                              ===============  ===============  ===============  ===============

Cost of investments           $   290,202,047  $   139,782,752  $    31,042,091  $    57,054,497
                              ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.93  $         15.80  $          9.92  $          7.43
                              ===============  ===============  ===============  ===============

   Highest                    $         17.09  $         18.77  $         10.32  $         13.45
                              ===============  ===============  ===============  ===============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance       Insurance        Insurance       Insurance       Insurance
                                         Funds          Funds           Funds            Funds           Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                       AIM V. I.
                                       AIM V. I.      AIM V. I.                                         Capital        AIM V. I.
                                      Aggressive        Basic          AIM V. I.       AIM V. I.      Appreciation      Capital
                                      Growth (a)      Balanced        Basic Value    Blue Chip (b)    (a) (c) (d)     Development
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $      935,640  $      120,261  $       47,469  $      112,151  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk          (115,060)       (650,448)       (409,604)       (114,990)     (2,270,925)       (321,357)
      Administrative expense                (9,110)        (51,585)        (31,910)         (8,895)       (169,400)        (25,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)        (124,170)        233,607        (321,253)        (76,416)     (2,328,174)       (346,629)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               29,844,209      12,722,576       8,388,164      20,545,780      42,347,018       7,148,050
      Cost of investments sold          29,185,536      12,594,599       6,684,848      23,375,367      42,212,281       5,078,092
                                    --------------  --------------  --------------  --------------  --------------  --------------


         Realized gains (losses)
            on fund shares                 658,673         127,977       1,703,316      (2,829,587)        134,737       2,069,958

Realized gain distributions                      -               -       1,329,702               -               -         426,335
                                    --------------  --------------  --------------  --------------  --------------  --------------


   Net realized gains (losses)             658,673         127,977       3,033,018      (2,829,587)        134,737       2,496,293

Change in unrealized gains (losses)      1,881,646       4,018,486         794,922       2,202,421       5,373,453       1,380,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments      2,540,319       4,146,463       3,827,940        (627,166)      5,508,190       3,876,298
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $    2,416,149  $    4,380,070  $    3,506,687  $     (703,582) $    3,180,016  $    3,529,669
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                      Insurance       Insurance       Insurance       Insurance        Insurance      Insurance
                                        Funds           Funds           Funds           Funds            Funds          Funds
                                     Sub-account     Sub-account     Sub-account     Sub-account      Sub-account    Sub-account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                      AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                        Core         Demographic     Diversified     Government       AIM V. I.       AIM V. I.
                                     Equity (e)       Trends (c)       Income        Securities      Growth (d)      High Yield
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    1,252,006  $            -  $    1,385,552  $    1,032,580  $            -  $    1,105,001
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (2,480,846)       (101,287)       (309,163)       (363,972)       (326,565)       (179,414)
     Administrative expense              (190,580)         (7,930)        (24,608)        (28,792)        (24,723)        (14,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)      (1,419,420)       (109,217)      1,051,781         639,816        (351,288)        911,365
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales               47,656,779      10,528,761       6,965,812       9,612,681      80,501,156       5,055,837
     Cost of investments sold          45,854,500      13,902,135       7,656,266       9,542,304      99,703,537       5,288,530
                                   --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares               1,802,279      (3,373,374)       (690,454)         70,377     (19,202,381)       (232,693)

Realized gain distributions                     -         947,588               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------


  Net realized gains (losses)           1,802,279      (2,425,786)       (690,454)         70,377     (19,202,381)       (232,693)

Change in unrealized gains (losses)    23,921,285       2,830,530         352,573        (159,158)     24,515,493         564,387
                                   --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
     gains (losses) on investments     25,723,564         404,744        (337,881)        (88,781)      5,313,112         331,694
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $   24,304,144  $      295,527  $      713,900  $      551,035  $    4,961,824  $    1,243,059
                                   ==============  ==============  ==============  ==============  ==============  ==============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance        Insurance       Insurance      Insurance       Insurance
                                         Funds          Funds            Funds           Funds          Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                     -------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.      AIM V. I.        AIM V. I.
                                     International    Large Cap         Mid Cap        AIM V. I.       AIM V. I.       AIM V. I.
                                         Growth     Growth (b) (f)    Core Equity    Money Market  Premier Equity (e) Technology
                                     -------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     591,644  $       31,705  $      268,309  $      878,918  $    1,480,824  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (732,925)       (132,578)       (394,503)       (264,609)       (637,727)        (71,275)
     Administrative expense                (57,219)        (10,239)        (29,896)        (20,884)        (47,632)         (5,661)
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (198,500)       (111,112)       (156,090)        593,425         795,465         (76,936)
                                     -------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                14,144,152       1,811,972       9,285,607      17,861,237     154,815,844       2,117,661
     Cost of investments sold           10,036,039       1,730,451       8,088,502      17,861,237     170,460,712       1,828,116
                                     -------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                 4,108,113          81,521       1,197,105               -     (15,644,868)        289,545

Realized gain distributions                      -               -       2,858,816               -               -               -
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)         4,108,113          81,521       4,055,921               -     (15,644,868)        289,545

Change in unrealized gains (losses)      9,674,730       1,931,575      (1,232,880)              -      22,086,795         275,452
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments   1 3,782,843       2,013,096       2,823,041               -       6,441,927         564,997
                                     -------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                         $  13,584,343  $    1,901,984  $    2,666,951  $      593,425  $    7,237,392     $   488,061
                                     =============  ==============  ==============  ==============  ==============  ==============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   AIM Variable   AIM Variable    AIM Variable     AIM Variable      AIM Variable
                                   AIM Variable     Insurance       Insurance       Insurance       Insurance         Insurance
                                    Insurance         Funds           Funds           Funds           Funds             Funds
                                      Funds         Series II       Series II       Series II       Series II         Series II
                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

                                                                                                                     AIM V. I.
                                                    AIM V. I.       AIM V. I.                                         Capital
                                     AIM V. I.     Aggressive         Basic         AIM V. I.       AIM V. I.      Appreciation II
                                     Utilities    Growth II (g)    Balanced II   Basic Value II  Blue Chip II (h)    (g) (i) (j)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    468,761  $            -  $       32,087  $       27,232  $              -  $             -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (176,212)         (3,530)        (28,519)       (333,258)           (6,767)        (118,181)
     Administrative expense             (13,814)           (219)         (1,915)        (38,375)             (468)         (13,801)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
     Net investment income (loss)       278,735          (3,749)          1,653        (344,401)           (7,235)        (131,982)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales              4,291,237         698,931         446,400       2,827,175         1,011,471        1,135,635
     Cost of investments sold         3,140,017         506,616         383,057       2,303,768           899,482          965,651
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

        Realized gains (losses)
           on fund shares             1,151,220         192,315          63,343         523,407           111,989          169,984

Realized gain distributions             289,411               -               -         946,313                 -                -
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

     Net realized gains (losses)      1,440,631         192,315          63,343       1,469,720           111,989         169,984

Change in unrealized gains (losses)   1,253,685        (132,272)         94,822       1,170,468          (146,355)        249,909
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

   Net realized and unrealized
     gains (losses) on investments    2,694,316          60,043         158,165       2,640,188           (34,366)        419,893
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                   $  2,973,051  $       56,294  $      159,818  $    2,295,787  $        (41,601) $      287,911
                                   ============  ==============  ==============  ==============  ================  ==============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable     AIM Variable     AIM Variable   AIM Variable    AIM Variable   AIM Variable
                                       Insurance        Insurance         Insurance      Insurance      Insurance      Insurance
                                         Funds            Funds             Funds          Funds          Funds          Funds
                                       Series II        Series II         Series II      Series II      Series II      Series II
                                      Sub-Account      Sub-Account       Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- ------------------ -------------- -------------- -------------- --------------

                                       AIM V. I.                          AIM V. I.      AIM V. I.      AIM V. I.
                                        Capital        AIM V. I.         Demographic    Diversified     Government     AIM V. I.
                                     Development II Core Equity II (k)  Trends II (i)    Income II    Securities II  Growth II (j)
                                     -------------- ------------------ -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            - $           27,159 $            - $       32,290 $       51,247 $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk              (7,651)           (56,321)        (3,486)        (9,915)       (25,631)        (1,547)
     Administrative expense                    (510)            (5,924)          (233)          (657)        (1,838)          (106)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net investment income (loss)            (8,161)           (35,086)        (3,719)        21,718         23,778         (1,653)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS

Realized gains (losses) on
  fund shares:
     Proceeds from sales                    174,310            713,644        325,742        269,280        893,191        342,514
     Cost of investments sold               111,020            683,489        277,320        280,884        914,253        249,336
                                     -------------- ------------------ -------------- -------------- -------------- --------------

        Realized gains (losses)
           on fund shares                    63,290             30,155         48,422        (11,604)       (21,062)        93,178

Realized gain distributions                  10,343                  -         29,025              -              -              -
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized gains (losses)             73,633             30,155         77,447        (11,604)       (21,062)        93,178

Change in unrealized gains (losses)          19,869            406,135        (63,477)         3,384         22,851        (70,788)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized and unrealized
        gains (losses) on investments        93,502            436,290         13,970         (8,220)         1,789         22,390
                                     -------------- ------------------ -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       85,341 $          401,204 $       10,251 $       13,498 $       25,567 $       20,737
                                     ============== ================== ============== ============== ============== ==============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable     AIM Variable    AIM Variable   AIM Variable   AIM Variable
                                        Insurance       Insurance        Insurance       Insurance      Insurance      Insurance
                                          Funds           Funds            Funds           Funds          Funds          Funds
                                        Series II       Series II        Series II       Series II      Series II      Series II
                                       Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- ----------------- -------------- -------------- --------------

                                                        AIM V. I.        AIM V. I.       AIM V. I.      AIM V. I.      AIM V. I.
                                         AIM V. I.    International      Large Cap        Mid Cap         Money         Premier
                                       High Yield II    Growth II    Growth II (f)(h) Core Equity II    Market II    Equity II (k)
                                      -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $       58,960 $       13,877 $               - $       48,564 $       89,540 $       33,902
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk             (11,050)       (17,286)           (8,093)      (108,133)       (31,824)       (24,981)
      Administrative expense                    (777)        (1,150)             (561)       (11,807)        (2,285)        (2,758)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net investment income (loss)            47,133         (4,559)           (8,654)       (71,376)        55,431          6,163
                                      -------------- -------------- ----------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    186,297        153,880            34,473      1,392,311      1,463,857      4,910,225
      Cost of investments sold               177,736        104,345            31,924      1,262,440      1,463,857      4,105,341
                                      -------------- -------------- ----------------- -------------- -------------- --------------

         Realized gains (losses)

            on fund shares                     8,561         49,535             2,549        129,871              -        804,884

Realized gain distributions                        -              -                 -        693,421              -              -
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized gains (losses)              8,561         49,535             2,549        823,292              -        804,884

Change in unrealized gains (losses)            7,722        233,193           109,404       (126,164)             -       (587,468)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized and unrealized
         gains (losses) on investments        16,283        282,728           111,953        697,128              -        217,416
                                      -------------- -------------- ----------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                    $       63,416 $      278,169 $         103,299 $      625,752 $       55,431 $      223,579
                                      ============== ============== ================= ============== ============== ==============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Alliance        Alliance        Alliance        Alliance
                                     AIM Variable    AIM Variable      Bernstein       Bernstein       Bernstein       Bernstein
                                      Insurance        Insurance       Variable        Variable        Variable        Variable
                                         Funds           Funds          Product         Product         Product         Product
                                      Series II        Series II      Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                       Alliance        Alliance        Alliance
                                                                       Alliance        Bernstein       Bernstein       Bernstein
                                       AIM V. I.       AIM V. I.       Bernstein       Growth &      International     Large Cap
                                     Technology II   Utilities II       Growth          Income           Value          Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       27,013  $            -  $    2,312,785  $      368,253  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk             (2,072)         (9,562)       (928,057)     (3,070,134)       (429,488)       (689,582)
     Administrative expense                  (133)           (674)        (88,015)       (236,286)        (55,146)        (54,407)
                                     --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)           (2,205)         16,777      (1,016,072)       (993,635)       (116,381)       (743,989)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                    32,800          46,755      13,394,542      43,702,681       5,234,383      10,635,523
     Cost of investments sold               27,689          33,059      12,036,810      37,302,665       4,553,375      10,363,360
                                    --------------  --------------  --------------  --------------  --------------  --------------

       Realized gains (losses)
          on fund shares                     5,111          13,696       1,357,732       6,400,016         681,008         272,163
Realized gain distributions                      -          17,061               -      10,384,249         523,445               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)             5,111          30,757       1,357,732      16,784,265       1,204,453         272,163

Change in unrealized gains (losses)          7,695         101,257      (2,468,198)     12,258,755       7,026,148        (786,977)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments        12,806         132,014      (1,110,466)     29,043,020       8,230,601        (514,814)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $        10,601  $      148,791  $   (2,126,538) $   28,049,385  $    8,114,220  $   (1,258,803)
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance        Alliance        American         American        Dreyfus
                                       Bernstein       Bernstein       Bernstein        Century         Century        Socially
                                       Variable        Variable        Variable        Variable         Variable      Responsible
                                        Product         Product         Product       Portfolios,     Portfolios,       Growth
                                      Series Fund     Series Fund     Series Fund         Inc             Inc         Fund, Inc.
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Alliance        Alliance                                        American         Dreyfus
                                       Bernstein       Bernstein       Alliance        American         Century        Socially
                                       Small/Mid        Utility        Bernstein        Century           VP          Responsible
                                       Cap Value        Income           Value        VP Balanced    International    Growth Fund
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      106,824  $      114,031  $       31,532  $        1,153  $          446  $          259
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (709,334)        (72,215)        (49,788)           (717)           (372)         (3,287)
     Administrative expense                (87,344)         (8,971)         (6,290)            (56)            (27)           (235)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (689,854)         32,845         (24,546)            380              47          (3,263)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                 5,942,788         719,090         776,573          14,136           1,675          42,503
     Cost of investments sold            5,166,023         670,359         726,255          14,628           1,725          48,949
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                   776,765          48,731          50,318            (492)            (50)         (6,446)
Realized gain distributions              3,153,865               -          89,819           3,866               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)        3,930,630          48,731         140,137           3,374             (50)         (6,446)

Change in unrealized gains (losses)      2,109,059         885,596         481,966             136           5,742          26,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments     6,039,689         934,327         622,103           3,510           5,692          19,580
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,349,835  $      967,172  $      597,557  $        3,890  $        5,739  $       16,317
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                        Dreyfus         Dreyfus         Dreyfus
                                                        Variable       Variable        Variable          DWS             DWS
                                     Dreyfus Stock     Investment     Investment      Investment       Variable        Variable
                                       Index Fund         Fund           Fund            Fund          Series I        Series I
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account(l)  Sub-Account(l)
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       DWS VIP
                                     Dreyfus Stock   VIF Growth &         VIF          VIF Small       DWS VIP         Capital
                                       Index Fund       Income       Money Market    Company Stock    Bond A (m)     Growth A (n)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       26,161  $        2,296  $       37,770  $            -  $       38,893  $       13,514
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk            (21,480)         (3,723)        (11,554)         (1,098)         (4,251)         (9,873)
     Administrative expense                 (1,613)           (296)           (847)            (79)         (3,016)         (6,794)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)            3,068          (1,723)         25,369          (1,177)         31,626          (3,153)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                   470,198          75,675         301,871           5,748         413,698         961,460
     Cost of investments sold              421,301          70,346         301,871           4,914         408,178         936,341
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares                   48,897           5,329               -             834           5,520          25,119

Realized gain distributions                      -               -               -           9,401           1,241               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)            48,897           5,329               -          10,235           6,761          25,119

Change in unrealized gains (losses)        155,611          33,246               -          (1,870)             79         142,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments       204,508          38,575               -           8,365           6,840         168,086
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $      207,576  $       36,852  $       25,369  $        7,188  $       38,466  $      164,933
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                     DWS               DWS              DWS               DWS             DWS             DWS
                                    Variable         Variable         Variable          Variable        Variable        Variable
                                    Series I         Series I         Series I          Series I        Series II      Series II
                                Sub-Account(l)   Sub-Account(l)    Sub-Account(l)    Sub-Account(l)  Sub-Account(o)  Sub-Account(o)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

                                                                                                                         DWS VIP
                                   DWS VIP           DWS VIP                            DWS VIP                           Money
                                   Global           Growth and         DWS VIP           Money          DWS VIP        Market A II
                              Opportunities (p)   Income A (q)   International (r)  Market A (s) (t) Balanced A (u)      (t) (v)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          19,591  $       11,083  $          16,804  $         42,820 $       60,497  $        6,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                            (8,424)         (4,947)            (4,064)           (4,137)       (10,290)           (715)
      Administrative expense             (5,739)         (3,548)            (2,757)           (2,856)        (7,201)           (509)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net investment income
         (loss)                           5,428           2,588              9,983            35,827         43,006           5,206
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               836,540         409,201            348,985         1,764,447        870,280         286,962
      Cost of investments
         sold                           588,918         353,045            304,073         1,764,447        785,443         286,962
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

         Realized gains
            (losses) on fund
            shares                      247,622          56,156             44,912                 -         84,837               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

Realized gain distributions                   -               -                  -                 -              -               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized gains
         (losses)                       247,622          56,156             44,912                 -         84,837               -

Change in unrealized gains
   (losses)                             101,173          84,089            142,714                 -         93,664               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    348,795         140,245            187,626                 -        178,501               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $         354,223  $      142,833  $         197,609  $         35,827 $      221,507  $        5,206
                              =================  ==============  =================  ================ ==============  ==============

(l) Previously known as Scudder Variable Series I
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity        Fidelity       Fidelity        Fidelity
                                    DWS           Federated      Variable         Variable       Variable        Variable
                                 Variable         Insurance      Insurance        Insurance      Insurance       Insurance
                                 Series II         Series     Products Fund    Products Fund   Products Fund   Products Fund
                              Sub-Account(o)    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 DWS VIP        Federated
                                Small Cap         Prime             VIP             VIP            VIP             VIP
                               Growth A (w)    Money Fund II    Contrafund     Equity-Income      Growth        High Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      270,812  $      203,583  $      156,490  $       35,819  $      243,349
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (3,334)        (79,530)       (198,763)        (58,814)       (104,982)        (41,093)
      Administrative expense          (2,300)         (6,119)        (15,934)         (4,682)         (8,453)         (3,410)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (5,634)        185,163         (11,114)         92,994         (77,616)        198,846
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            418,785       4,225,439       3,991,949       2,371,174       2,653,412         995,257
      Cost of investments
         sold                        350,951       4,225,439       2,981,508       2,121,428       3,063,895       1,052,279
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    67,834               -       1,010,441         249,746        (410,483)        (57,022)

Realized gain distributions                -               -       1,254,943         551,785               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     67,834               -       2,265,384         801,531        (410,483)        (57,022)

Change in unrealized gains
   (losses)                          (25,621)              -        (714,412)       (100,420)        918,519         174,422
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  42,213               -       1,550,972         701,111         508,036         117,400
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $       36,579  $      185,163  $    1,539,858  $      794,105  $      430,420  $      316,246
                              ==============  ==============  ==============  ==============  ==============  ==============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity         Fidelity
                                 Fidelity        Fidelity        Fidelity           Variable          Variable         Variable
                                 Variable        Variable        Variable           Insurance         Insurance        Insurance
                                 Insurance       Insurance       Insurance       Products Fund     Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   (Service Class 2) (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                              --------------  --------------  --------------    ----------------  ---------------- ----------------

                                                                                   VIP Asset                              VIP
                                    VIP       VIP Investment        VIP         Manager Growth    VIP Contrafund     Equity-income
                                 Index 500      Grade Bond       Overseas      (Service Class 2) (Service Class 2) (Service Class 2)
                              --------------  --------------  --------------    ---------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      226,476  $      190,913  $       32,172    $          853    $      576,485    $      110,609
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (150,346)        (52,715)        (45,413)             (642)         (728,269)          (53,840)
      Administrative expense         (12,141)         (4,424)         (3,647)              (51)          (93,150)           (3,735)
                              --------------  --------------  --------------    --------------    --------------    --------------

      Net investment income
         (loss)                       63,989         133,774         (16,888)              160          (244,934)           53,034
                              --------------  --------------  --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          3,479,308       1,098,688         930,374             9,506         5,248,216           330,881
      Cost of investments
         sold                      3,205,659       1,139,349         734,618             9,109         4,923,045           276,172
                              --------------  --------------  --------------    --------------    --------------    --------------

         Realized gains
            (losses) on fund
            shares                   273,649         (40,661)        195,756               397           325,171            54,709

Realized gain distributions                -          11,432          22,366                 -         5,803,753           455,986
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized gains
      (losses)                       273,649         (29,229)       218,122               397          6,128,924           510,695

Change in unrealized gains
   (losses)                        1,250,684          16,618         351,930             2,163          (820,978)           61,427
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized and
      unrealized gains
      (losses) on
      investments                  1,524,333         (12,611)        570,052             2,560         5,307,946           572,122
                              --------------  --------------  --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    1,588,322  $      121,163  $      553,164    $        2,720    $    5,063,012    $      625,156
                              ==============  ==============  ==============    ==============    ==============    ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund     Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                    VIP              VIP             VIP           VIP Freedom          VIP
                                  Freedom          Freedom         Freedom        Growth Stock    Freedom Income    VIP Growth &
                              2010 Portfolio   2020 Portfolio   2030 Portfolio      Portfolio        Portfolio         Income
                                 (Service         (Service         (Service         (Service         (Service         (Service
                               Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)       Class 2)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       49,782   $       27,660   $       14,647   $            -   $       15,255   $       56,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (15,821)          (6,095)          (4,282)          (2,183)          (2,267)        (168,115)
      Administrative expense          (2,042)            (831)            (557)            (312)            (304)         (21,335)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       31,919           20,734            9,808           (2,495)          12,684         (133,020)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             61,150           90,559          252,230           54,970          182,133        1,940,263
      Cost of investments
         sold                         59,257           87,345          255,264           53,433          182,282        1,834,627
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     1,893            3,214           (3,034)           1,537             (149)         105,636

Realized gain distributions           13,752           18,440           11,471                -            2,543          204,223
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     15,645           21,654            8,437            1,537            2,394          309,859

Change in unrealized gains
   (losses)                          102,755           31,894           36,027           28,236           (6,307)       1,050,077
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 118,400           53,548           44,464           29,773           (3,913)       1,359,936
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      150,319   $       74,282   $       54,272   $       27,278   $        8,771   $    1,226,916
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  VIP High                       VIP Investment                         VIP
                                VIP Growth         Income        VIP Index 500     Grade Bond       VIP MidCap      Money Market
                           (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(x)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        1,172   $      805,854   $       28,448   $          782   $       17,537   $      143,344
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (9,547)        (126,903)         (34,662)            (295)        (223,383)         (44,516)
      Administrative expense            (675)         (15,802)          (2,930)             (22)         (28,953)          (5,676)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       (9,050)         663,149           (9,144)             465         (234,799)          93,152
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            118,939          682,126          237,487            3,948        1,905,017        1,671,019
      Cost of investments
         sold                        100,228          676,067          204,014            4,106        1,867,573        1,671,019
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                    18,711            6,059           33,473             (158)          37,444                -

Realized gain distributions                -                -                -               49        1,169,323                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     18,711            6,059           33,473             (109)       1,206,767                -
Change in unrealized gains
   (losses)                           22,950          141,936          336,878              177          432,593                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  41,661          147,995          370,351               68        1,639,360                -
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $       32,611   $      811,144   $      361,207   $          533   $    1,404,561   $       93,152
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity          Franklin        Franklin         Franklin         Franklin        Franklin
                                 Variable         Templeton        Templeton        Templeton        Templeton      Templeton
                                 Insurance         Variable        Variable         Variable         Variable        Variable
                               Products Fund       Insurance       Insurance        Insurance        Insurance       Insurance
                             (Service Class 2)  Products Trust  Products Trust   Products Trust   Products Trust  Products Trust
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                             -----------------  --------------  --------------  ----------------  --------------  --------------

                                                   Franklin        Franklin                                          Franklin
                                                   Flex Cap       Growth and                         Franklin       Large Cap
                                VIP Overseas        Growth          Income        Franklin High       Income          Growth
                             (Service Class 2)    Securities      Securities    Income Sec 2 (y)    Securities      Securities
                             -----------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $             537  $          237  $    2,148,060  $        838,180  $    6,728,548  $      360,442
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (1,303)        (41,129)     (1,246,592)         (193,897)     (2,822,413)       (662,457)
      Administrative expense               (94)         (5,284)       (168,126)          (21,768)       (345,012)        (90,506)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                           (860)        (46,176)        733,342           622,515       3,561,123        (392,521)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               10,476         348,884      15,090,731         2,460,761      21,523,695       5,699,664
      Cost of investments
         sold                            8,112         338,462      13,531,909         2,433,686      20,491,498       5,520,431
                             -----------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                       2,364          10,422       1,558,822            27,075       1,032,197         179,233

Realized gain distributions                465               -       4,455,418                 -         900,026               -
                             -----------------  --------------  --------------  ----------------  --------------  --------------
      Net realized gains
         (losses)                        2,829          10,422       6,014,240            27,075       1,932,223         179,233

Change in unrealized gains
   (losses)                             14,239         169,628       5,652,391           305,653      25,319,370       5,099,396
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    17,068         180,050      11,666,631           332,728      27,251,593       5,278,629
                             -----------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $          16,208  $      133,874  $   12,399,973  $        955,243  $   30,812,716  $    4,886,108
                             =================  ==============  ==============  ================  ==============  ==============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                 Templeton       Templeton      Templeton        Templeton       Templeton       Templeton
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance      Insurance        Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Franklin        Franklin                                                        Templeton
                                 Small Cap     Small-Mid Cap     Franklin                                       Developing
                                   Value          Growth           U.S.           Mutual       Mutual Shares      Markets
                                Securities      Securities      Government       Discovery      Securities      Securities
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      456,713  $            -  $      765,618  $       71,845  $    2,329,519  $      371,546
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,017,324)        (54,720)       (246,575)       (125,982)     (2,606,082)       (501,514)
      Administrative expense        (130,179)         (6,848)        (33,615)        (16,284)       (319,858)        (65,439)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (690,790)        (61,568)        485,428         (70,421)       (596,421)       (195,407)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         13,533,914         579,400       3,257,861       1,778,764      24,260,008       9,985,862
      Cost of investments
         sold                     10,972,865         391,186       3,316,244       1,689,226      20,882,580       7,689,090
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 2,561,049         188,214         (58,383)         89,538       3,377,428       2,296,772

Realized gain distributions        2,555,648               -               -         254,033       5,932,678               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,116,697         188,214         (58,383)        343,571       9,310,106       2,296,772

Change in unrealized gains
   (losses)                        5,217,462         128,883          29,071       1,613,654      19,740,964       5,850,490
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              10,334,159         317,097         (29,312)      1,957,225      29,051,070       8,147,262
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    9,643,369  $      255,529  $      456,116  $    1,886,804  $   28,454,649  $    7,951,855
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin
                                 Templeton       Templeton       Templeton     Goldman Sachs   Goldman Sachs   Goldman Sachs
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust       Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Templeton       Templeton       Templeton                                          VIT
                                  Foreign      Global Income      Growth            VIT       VIT Growth and   International
                                Securities      Securities      Securities    Capital Growth      Income          Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,066,098  $      120,425  $       73,325  $           76  $      138,299  $          112
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,415,648)        (53,862)        (75,726)         (1,036)       (103,371)           (184)
      Administrative expense        (285,626)         (6,058)         (5,528)            (71)        (13,185)            (15)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (635,176)         60,505          (7,929)         (1,031)         21,743             (87)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         24,281,583       1,302,283       2,039,219          17,436       1,103,052          27,543
      Cost of investments
         sold                     20,852,354       1,198,354       1,725,235          17,832       1,001,112          29,194
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 3,429,229         103,929         313,984            (396)        101,940          (1,651)

Realized gain distributions                -               -         204,279               -         332,370               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  3,429,229         103,929         518,263            (396)        434,310          (1,651)

Change in unrealized gains
   (losses)                       27,431,164         238,558         495,721           5,774         860,685           3,984
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              30,860,393         342,487       1,013,984           5,378       1,294,995           2,333
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   30,225,217  $      402,992  $    1,006,055  $        4,347  $    1,316,738  $        2,246
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Goldman Sachs   Goldman Sachs    Goldman Sachs
                                Variable        Variable         Variable                           Janus           Lazard
                                Insurance       Insurance        Insurance         Janus        Aspen Series      Retirement
                                  Trust           Trust            Trust       Aspen Series   (Service Shares)   Series, Inc.
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------   --------------  --------------  ----------------  --------------

                                                   VIT              VIT
                                               Structured       Structured
                                   VIT          Small Cap       U.S. Equity        Forty       Foreign Stock       Emerging
                              Mid Cap Value  Equity Fund (z)     Fund (aa)       Portfolio    (Service Shares)      Markets
                             --------------  --------------   --------------  --------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $       92,780  $       151,794  $      142,127  $           75  $            691  $          121
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (142,123)        (293,874)       (168,146)           (292)             (604)           (330)
      Administrative expense        (18,218)         (37,694)        (21,140)            (21)              (43)            (23)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net investment income
         (loss)                     (67,561)        (179,774)        (47,159)           (238)               44            (232)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         1,635,172        2,178,767       2,072,805             333               680           4,067
      Cost of investments
         sold                     1,603,602        2,132,045       1,912,949             255               481           2,353
                             --------------  ---------------  --------------  --------------  ----------------  --------------

         Realized gains
            (losses) on fund
            shares                   31,570           46,722         159,856              78               199           1,714

Realized gain distributions       1,022,118        1,656,895               -               -             1,250           1,585
                             --------------  ---------------  --------------  --------------  ----------------  --------------


      Net realized gains
         (losses)                 1,053,688        1,703,617         159,856              78             1,449           3,299

Change in unrealized gains
   (losses)                         262,155          227,018       1,086,499           1,758             5,042           2,566
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              1,315,843        1,930,635       1,246,355           1,836             6,491           5,865
                             --------------  ---------------  --------------  --------------  ----------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $    1,248,282  $     1,750,861  $    1,199,196  $        1,598  $          6,535  $        5,633
                             ==============  ===============  ==============  ==============  ================  ==============

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason       Legg Mason
                                  Partners         Partners
                                  Variable         Variable         Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                              Portfolios I, Inc Portfolios I, Inc   Series Fund     Series Fund     Series Fund     Series Fund
                              Sub-Account (ab)  Sub-Account (ab)    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  ----------------  --------------  --------------  --------------  --------------

                                 Legg Mason       Legg Mason
                                  Variable         Variable
                                   All Cap         Investors                           Bond-        Growth and        Growth
                              Portfolio I (ac)  Portfolio I (ad)     All Value       Debenture        Income       Opportunities
                              ----------------  ----------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             96  $            146  $       81,560  $    1,930,863  $      506,198  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                              (96)             (122)       (187,747)       (364,032)       (449,752)       (122,547)
      Administrative expense                (7)               (8)        (24,112)        (49,439)        (62,290)        (16,334)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                             (7)               16        (130,299)      1,517,392          (5,844)       (138,881)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  125               167       3,538,085       3,646,787       4,995,618       1,556,367
      Cost of investments
         sold                               95               135       3,257,948       3,624,385       4,779,917       1,484,040
                              ----------------  ----------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                          30                32         280,137          22,402         215,701          72,327

Realized gain distributions                259               210         359,021               -       1,356,455         125,552
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                          289               242         639,158          22,402       1,572,156         197,879

Change in unrealized gains
   (losses)                                768             1,086         918,165         474,598       3,119,252         507,504
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                     1,057             1,328       1,557,323         497,000       4,691,408         705,383
                              ----------------  ----------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          1,050  $          1,344  $    1,427,024  $    2,014,392  $    4,685,564  $      566,502
                              ================  ================  ==============  ==============  ==============  ==============

(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                Lord Abbett      Insurance       Insurance       Insurance       Insurance       Insurance
                                Series Fund        Trust           Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                  Mid-Cap      MFS Emerging         MFS        MFS Investors      MFS New
                                   Value          Growth        High Income        Trust         Discovery     MFS Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      252,444  $            -  $       61,133  $       18,189  $            -  $        8,360
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (663,128)        (31,201)         (9,786)        (44,459)        (42,307)        (21,599)
      Administrative expense         (90,618)         (2,417)           (783)         (3,589)         (3,470)         (1,587)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (501,302)        (33,618)         50,564         (29,859)        (45,777)        (14,826)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,767,005         676,693         271,474         796,995         787,725         494,916
      Cost of investments
         sold                     10,497,205         935,851         262,925         695,623         676,325         537,805
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   269,800        (259,158)          8,549         101,372         111,400         (42,889)

Realized gain distributions        3,933,384               -               -               -          63,413               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  4,203,184        (259,158)          8,549         101,372         174,813         (42,889)

Change in unrealized gains
   (losses)                        1,084,451         431,639           7,209         317,706         255,446         185,994
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               5,287,635         172,481          15,758         419,078         430,259         143,105
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    4,786,333  $      138,863  $       66,322  $      389,219  $      384,482  $      128,279
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable     MFS Variable     MFS Variable     MFS Variable
                              MFS Variable    MFS Variable      Insurance        Insurance        Insurance        Insurance
                                Insurance       Insurance         Trust            Trust            Trust            Trust
                                  Trust           Trust      (Service Class)  (Service Class)  (Service Class)  (Service Class)
                               Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

                                                               MFS Emerging    MFS Investors       MFS New
                              MFS Research                        Growth           Trust          Discovery      MFS Research
                                  Bond        MFS Utilities  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $      112,202  $        4,528  $             -  $         1,928  $             -  $         1,404
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (31,672)         (3,302)          (9,048)         (10,686)         (15,396)          (6,253)
      Administrative expense         (2,638)           (245)            (609)            (740)          (1,054)            (440)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                      77,892             981           (9,657)          (9,498)         (16,450)          (5,289)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           654,897          45,453          123,487           71,142          141,990           26,353
      Cost of investments
         sold                       668,596          35,153          104,179           54,178          113,269           20,096
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  (13,699)         10,300           19,308           16,964           28,721            6,257

Realized gain distributions          12,688           8,600                -                -           19,717                -
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                    (1,011)         18,900           19,308           16,964           48,438            6,257

Change in unrealized gains
   (losses)                         (12,881)         49,521           21,182           69,692           82,394           35,054
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (13,892)         68,421           40,490           86,656          130,832           41,311
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       64,000  $       69,402  $        30,833  $        77,158  $       114,382  $        36,022
                             ==============  ==============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                              MFS Variable    Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                Insurance         Variable        Variable        Variable        Variable        Variable
                                  Trust         Investment      Investment      Investment      Investment      Investment
                             (Service Class)      Series          Series          Series          Series          Series
                               Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ---------------  --------------  --------------  --------------  --------------  --------------

                               MFS Utilities    Aggressive       Dividend                        European         Global
                             (Service Class)      Equity          Growth          Equity          Growth         Advantage
                             ---------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $        27,620  $            -  $    6,574,384  $            -  $    2,292,748  $      130,110
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (20,969)       (441,480)     (6,302,032)     (5,204,538)     (1,746,378)       (224,890)
      Administrative expense          (1,469)        (31,820)       (466,997)       (374,374)       (128,868)        (16,296)
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                        5,182        (473,300)       (194,645)     (5,578,912)        417,502        (111,076)
                             ---------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             81,596      11,284,188     156,254,637     124,082,417      40,437,630       5,442,909
      Cost of investments
         sold                         55,172      10,330,526     121,492,456     138,976,162      30,932,795       5,201,670
                             ---------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    26,424         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Realized gain distributions           56,291               -               -               -               -               -
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     82,715         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Change in unrealized gains
   (losses)                          297,293       1,405,224       7,154,714      28,636,442      23,298,391       2,401,932
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 380,008       2,358,886      41,916,895      13,742,697      32,803,226       2,643,171
                             ---------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       385,190  $    1,885,586  $   41,722,250  $    8,163,785  $   33,220,728  $    2,532,095
                             ===============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley  Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley  Morgan Stanley
                                 Variable        Variable        Variable         Variable         Variable        Variable
                                Investment      Investment      Investment       Investment       Investment      Investment
                                  Series          Series          Series           Series           Series          Series
                                Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ----------------  --------------  --------------

                                  Global
                                 Dividend                                                          Limited
                                  Growth        High Yield    Income Builder  Information (ae)     Duration      Money Market
                              --------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    3,205,622  $    2,079,587  $      904,380  $              -  $    1,702,230  $    5,973,906
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,086,567)       (384,632)       (465,244)          (16,938)       (485,213)     (1,727,481)
      Administrative expense        (156,199)        (27,878)        (34,147)           (1,226)        (36,400)       (127,523)
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                      962,856       1,667,077         404,989           (18,164)      1,180,617       4,118,902
                              --------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         49,103,133      10,338,039      10,950,494         2,960,624      13,442,534      86,261,948
      Cost of investments
         sold                     38,388,602      15,551,858       9,608,322         2,934,393      14,038,102      86,261,948
                              --------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,714,531      (5,213,819)      1,342,172            26,231        (595,568)              -

Realized gain distributions        2,042,681               -               -                 -               -               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized gains
         (losses)                 12,757,212      (5,213,819)      1,342,172            26,231        (595,568)              -

Change in unrealized gains
   (losses)                       15,206,142       5,704,225       2,260,939          (174,048)        398,998               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              27,963,354         490,406       3,603,111          (147,817)       (196,570)              -
                              --------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   28,926,210  $    2,157,483  $    4,008,100  $       (165,981) $      984,047  $    4,118,902
                              ==============  ==============  ==============  ================  ==============  ==============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Morgan Stanley    Morgan Stanley
                              Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley      Variable          Variable
                                 Variable        Variable        Variable        Variable        Investment        Investment
                                Investment      Investment      Investment      Investment         Series            Series
                                  Series          Series          Series          Series      (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              --------------  --------------  --------------  --------------  ----------------  ----------------

                                                                                                 Aggressive         Dividend
                                  Quality                                                          Equity            Growth
                                Income Plus    S&P 500 Index    Strategist       Utilities    (Class Y Shares)  (Class Y Shares)
                              --------------  --------------  --------------  --------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    9,819,871  $    1,410,863  $    6,595,956  $    2,752,114  $              -  $      1,478,476
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,458,259)     (1,182,090)     (3,318,267)     (1,738,711)         (482,016)       (2,078,484)
      Administrative expense        (183,949)        (86,567)       (238,954)       (129,910)          (35,439)         (165,831)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net investment income
         (loss)                    7,177,663         142,206       3,038,735         883,493          (517,455)         (765,839)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         60,999,218      32,952,085      67,850,446      37,717,027         4,905,380        23,259,041
      Cost of investments
         sold                     62,417,778      28,334,542      62,181,553      34,520,948         3,734,420        19,830,235
                              --------------  --------------  --------------  --------------  ----------------  ----------------

         Realized gains
            (losses) on fund
            shares                (1,418,560)      4,617,543       5,668,893       3,196,079         1,170,960         3,428,806

Realized gain distributions                -               -      20,053,680               -                 -                 -
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized gains
         (losses)                 (1,418,560)      4,617,543      25,722,573       3,196,079         1,170,960         3,428,806

Change in unrealized gains
   (losses)                        1,029,568       6,279,572       3,440,853      18,557,451           982,649         8,259,746
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (388,992)     10,897,115      29,163,426      21,753,530         2,153,609        11,688,552
                              --------------  --------------  --------------  --------------  ----------------  ----------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    6,788,671  $   11,039,321  $   32,202,161  $   22,637,023  $      1,636,154  $     10,922,713
                              ==============  ==============  ==============  ==============  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European          Global           Global
                                   Equity           Growth          Advantage     Dividend Growth    High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       617,923  $        57,312  $     1,233,580  $     2,079,826  $     1,034,082
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (1,802,185)        (663,373)        (167,691)      (1,106,186)        (493,491)        (694,981)
      Administrative expense         (151,812)         (51,774)         (12,947)         (91,993)         (43,802)         (55,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                    (1,953,997)         (97,224)        (123,326)          35,401        1,542,533          283,775
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          21,331,105        7,094,336        2,009,510       14,773,900        7,784,622        8,605,492
      Cost of investments
         sold                      18,618,869        5,409,075        1,720,275       11,276,066        8,125,695        7,202,277
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  2,712,236        1,685,261          289,235        3,497,834         (341,073)       1,403,215

Realized gain distributions                 -                -                -          893,598                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                   2,712,236        1,685,261          289,235        4,391,432         (341,073)       1,403,215

Change in unrealized gains
   (losses)                         1,444,336        8,437,348        1,383,493        7,970,462          864,928        3,184,816
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                4,156,572       10,122,609        1,672,728       12,361,894          523,855        4,588,031
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $     2,202,575  $    10,025,385  $     1,549,402  $    12,397,295  $     2,066,388  $     4,871,806
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                    Limited                          Quality
                                 Information       Duration       Money Market      Income Plus    S&P 500 Index      Strategist
                          (Class Y Shares)(ae)(Class Y Shares)(Class Y Shares)(ae)(Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $     5,158,208  $     4,287,649  $     9,927,944  $     2,274,975  $     2,325,066
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (66,759)      (1,838,635)      (1,548,421)      (3,043,219)      (2,508,241)      (1,546,398)
      Administrative expense           (4,999)        (162,715)        (151,063)        (294,564)        (223,406)        (119,648)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                       (71,758)       3,156,858        2,588,165        6,590,161         (456,672)         659,020
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           8,784,316       23,469,062       57,191,470       25,786,561       29,783,903       15,774,028
      Cost of investments
         sold                       8,506,006       24,591,007       57,191,470       26,265,376       24,820,875       14,325,848
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                    278,310       (1,121,945)               -         (478,815)       4,963,028        1,448,180

Realized gain distributions                 -                -                -                -                -        7,657,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                     278,310       (1,121,945)               -         (478,815)       4,963,028        9,105,903

Change in unrealized gains
   (losses)                          (800,973)         517,127                -          975,021       15,181,098        1,879,094
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 (522,663)        (604,818)               -          496,206       20,144,126       10,984,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      (594,421) $     2,552,040  $     2,588,165  $     7,086,367  $    19,687,454  $    11,644,017
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                   Morgan
                                  Stanley         Neuberger &     Neuberger &
                                  Variable          Berman          Berman
                                 Investment        Advisors        Advisors       Oppenheimer     Oppenheimer    Oppenheimer
                                   Series         Management      Management       Variable        Variable        Variable
                              (Class Y Shares)      Trust            Trust       Account Funds   Account Funds   Account Funds
                                Sub-Account       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  --------------  --------------  --------------  --------------  --------------

                                                                                                  Oppenheimer
                                 Utilities           AMT                          Oppenheimer       Capital       Oppenheimer
                              (Class Y Shares)  Mid-Cap Growth   AMT Partners      Balanced      Appreciation      Core Bond
                              ----------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        584,706  $            -  $        1,002  $      216,403  $       49,988  $      236,399
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (503,645)           (259)         (2,138)       (123,243)       (165,581)        (51,623)
      Administrative expense           (38,018)            (17)           (143)         (9,293)        (12,946)         (4,272)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                         43,043            (276)         (1,279)         83,867        (128,539)        180,504
                              ----------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            5,597,020          27,117          34,234       3,693,096       2,649,900         819,837
      Cost of investments
         sold                        4,985,875          30,355          28,447       3,517,884       2,538,806         833,276
                              ----------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     611,145          (3,238)          5,787         175,212         111,094         (13,439)

Realized gain distributions                  -               -          15,433         475,720               -               -
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                      611,145          (3,238)         21,220         650,932         111,094         (13,439)

Change in unrealized gains
   (losses)                          4,655,700           5,536          (5,453)         43,740         829,438          (9,636)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 5,266,845           2,298          15,767         694,672         940,532         (23,075)
                              ----------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $      5,309,888  $        2,022  $       14,488  $      778,539  $      811,993  $      157,429
                              ================  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                                  Variable        Variable        Variable        Variable        Variable       Variable
                               Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                Oppenheimer
                                Oppenheimer                                     Main Street     Oppenheimer
                                   Global       Oppenheimer     Oppenheimer      Small Cap         MidCap      Oppenheimer
                                 Securities     High Income     Main Street       Growth         Fund (af)    Strategic Bond
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      126,912  $      142,318  $      105,934  $        7,312  $            -  $      305,768
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (149,774)        (23,386)       (116,565)        (56,717)        (37,367)        (92,062)
      Administrative expense         (12,070)         (1,917)         (8,844)         (4,760)         (2,752)         (6,847)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      (34,932)        117,015         (19,475)        (54,165)        (40,119)        206,859
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          2,647,330         303,749       2,541,465         913,424         606,504       1,888,979
      Cost of investments
         sold                      2,056,373         303,661       2,271,792         636,540         686,497       1,754,660
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   590,957              88         269,673         276,884         (79,993)        134,319

Realized gain distributions          662,925               -               -         144,320               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,253,882              88         269,673         421,204         (79,993)        134,319

Change in unrealized gains
   (losses)                          579,562          31,377         847,716         224,374         153,661          42,276
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,833,444          31,465       1,117,389         645,578          73,668         176,595
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    1,798,512  $      148,480  $    1,097,914  $      591,413  $       33,549  $      383,454
                              ==============  ==============  ==============  ==============  ==============  ==============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable          Variable         Variable         Variable        Variable        Variable
                              Account Funds     Account Funds     Account Funds   Account Funds   Account Funds   Account Funds
                              (Service Class   (Service Class    (Service Class  (Service Class   (Service Class  (Service Class
                                 ("SC"))           ("SC"))            "SC"))         ("SC"))          ("SC"))         ("SC"))
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  -----------------  --------------  ---------------  --------------  --------------

                                                 Oppenheimer                       Oppenheimer     Oppenheimer     Oppenheimer
                                Oppenheimer        Capital         Oppenheimer        Global           High            Main
                               Balanced (SC)  Appreciation (SC)  Core Bond (SC)  Securities (SC)    Income (SC)     Street (SC)
                              --------------  -----------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      794,199  $         138,667  $      386,354  $       346,053  $    2,820,389  $      955,542
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (582,620)        (1,075,108)       (213,572)        (580,857)       (554,294)     (1,504,227)
      Administrative expense         (78,265)          (144,286)        (29,207)         (78,655)        (73,917)       (199,169)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net investment income
         (loss)                      133,314         (1,080,727)        143,575         (313,459)      2,192,178        (747,854)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          6,824,730         12,326,485       3,187,828        9,234,503       6,772,795      13,468,427
      Cost of investments
         sold                      6,508,063         11,284,732       3,228,869        7,321,225       6,845,557      11,463,073
                              --------------  -----------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   316,667          1,041,753         (41,041)       1,913,278         (72,762)      2,005,354

Realized gain distributions        1,927,794                  -               -        2,143,489               -               -
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,244,461          1,041,753         (41,041)       4,056,767         (72,762)      2,005,354

Change in unrealized gains
   (losses)                        1,248,274          4,300,852         689,784        2,170,402         706,477      11,585,942
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,492,735          5,342,605         648,743        6,227,169         633,715      13,591,296
                              --------------  -----------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    3,626,049  $       4,261,878  $      792,318  $     5,913,710  $    2,825,893  $   12,843,442
                              ==============  =================  ==============  ===============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable
                               Account Funds    Account Funds   Account Funds         PIMCO            PIMCO           PIMCO
                              (Service Class   (Service Class   (Service Class Advisors Variable  Advisors Variable   Variable
                                 ("SC"))          ("SC"))          ("SC"))      Insurance Trust    Insurance Trust  Insurance Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   ---------------   --------------

                                Oppenheimer
                                Main Street      Oppenheimer      Oppenheimer
                                 Small Cap       MidCap Fund       Strategic                          OpCap
                                Growth (SC)       (SC) (ag)        Bond (SC)     OpCap Balanced      Small Cap      Foreign Bond
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       11,451   $            -   $    4,948,200   $           79   $            -   $           84
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (730,789)        (313,001)      (1,770,336)            (134)             (28)             (37)
      Administrative expense         (96,556)         (41,410)        (238,658)             (10)              (3)              (3)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                     (815,894)        (354,411)       2,939,206              (65)             (31)              44
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          8,767,324        3,575,814       15,733,218              161               35               37
      Cost of investments
         sold                      7,132,155        3,015,936       15,438,389              153               32               26
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                 1,635,169          559,878          294,829                8                3               11

Realized gain distributions        1,445,611                -                -              265              108               34
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                  3,080,780          559,878          294,829              273              111               45

Change in unrealized gains
   (losses)                        3,632,966          (98,425)       3,583,649              648              321              (61)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               6,713,746          461,453        3,878,478              921             432              (16)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    5,897,852   $      107,042   $    6,817,684   $          856   $          401   $           28
                              ==============   ==============   ==============   ==============   ==============   ==============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO             PIMCO             PIMCO           PIMCO
                                 Variable        Variable        Variable          Variable          Variable        Variable
                                 Insurance       Insurance       Insurance         Insurance         Insurance       Insurance
                                   Trust           Trust           Trust             Trust             Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account     Sub-Account
                              --------------  --------------  --------------  ------------------  --------------  --------------


                                                                 PIMCO VIT         PIMCO VIT         PIMCO VIT       PIMCO VIT
                                                                 Commodity         Emerging         Real Return    Total Return
                                                   PIMCO        Real Return      Markets Bond        (Advisor        (Advisor
                               Money Market    Total Return    Strategy (x)   (Admin Shares) (x)    Shares) (x)     Shares) (x)
                              --------------  --------------  --------------  ------------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          407  $          521  $       59,821  $            7,548  $       26,815  $      188,175
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (127)           (165)        (10,955)             (2,228)         (8,571)        (59,351)
      Administrative expense              (8)            (12)         (1,407)               (269)         (1,107)         (7,803)
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net investment income
         (loss)                          272             344          47,459               5,051          17,137         121,021
                              --------------  --------------  --------------  ------------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                160           1,259          71,577              28,479         179,639         355,093
      Cost of investments
         sold                            160           1,248          73,665              28,269         182,014         354,567
                              --------------  --------------  --------------  ------------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                         -              11          (2,088)                210          (2,375)            526

Realized gain distributions                -              66           7,795               5,422          44,410          59,514
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized gains
         (losses)                          -              77           5,707               5,632          42,035          60,040

Change in unrealized gains
   (losses)                                -             (88)       (120,909)             10,969         (71,786)         20,278
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                       -             (11)       (115,202)             16,601         (29,751)         80,318
                              --------------  --------------  --------------  ------------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          272  $          333  $      (67,743) $           21,652  $      (12,614) $      201,339
                              ==============  ==============  ==============  ==================  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                               VT American
                                Government      VT Capital      VT Capital     VT Discovery   VT Diversified        VT
                                  Income       Appreciation    Opportunities      Growth          Income      Equity Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,224,140  $       17,744  $        6,945  $            -  $    4,908,736  $      353,067
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (727,269)       (232,290)       (104,882)       (234,924)     (1,155,974)       (414,840)
      Administrative expense               -               -               -            (732)         (1,107)              -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    1,496,871        (214,546)        (97,937)       (235,656)      3,751,655         (61,773)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,126,286       4,078,518       3,587,747       3,426,288      16,341,151       5,796,282
      Cost of investments
         sold                     12,665,996       3,424,916       3,248,178       2,550,524      16,803,113       5,067,245
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (539,710)        653,602         339,569         875,764        (461,962)        729,037

Realized gain distributions                -       1,515,333         505,613               -               -         955,118
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (539,710)      2,168,935         845,182         875,764        (461,962)      1,684,155

Change in unrealized gains
   (losses)                          (82,313)       (266,950)        202,152         931,658         738,730       3,535,067
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (622,023)      1,901,985       1,047,334       1,807,422         276,768       5,219,222
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      874,848  $    1,687,439  $      949,397  $    1,571,766  $    4,028,423  $    5,157,449
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                    Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                  Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                 VT The George        VT
                                  Putnam Fund    Global Asset         VT         VT Growth and     VT Growth       VT Health
                                   of Boston      Allocation     Global Equity      Income       Opportunities     Sciences
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    5,743,710  $    1,152,874  $      191,000  $    8,898,764  $       13,997  $      233,268
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (3,100,103)       (637,235)       (753,950)     (7,641,463)       (305,648)     (1,004,652)
      Administrative expense          (130,503)        (36,554)              -        (165,392)           (190)        (17,518)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      2,513,104         479,085        (562,950)      1,091,909        (291,841)       (788,902)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           65,668,862       8,833,074       9,952,608     120,754,634       4,812,502      16,117,883
      Cost of investments sold      60,738,339       8,124,392      12,513,728     107,086,006       6,470,526      14,474,202
                                --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   4,930,523         708,682      (2,561,120)     13,668,628      (1,658,024)      1,643,681

Realized gain distributions          8,163,149               -               -      13,861,535               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   13,093,672         708,682      (2,561,120)     27,530,163      (1,658,024)      1,643,681

Change in unrealized gains
   (losses)                          5,762,238       3,754,142      14,144,824      46,267,045       3,355,481         (37,203)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                18,855,910       4,462,824      11,583,704      73,797,208       1,697,457       1,606,478
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $   21,369,014  $    4,941,909  $   11,020,754  $   74,889,117  $    1,405,616  $      817,576
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT              VT
                                                                    VT         International   International
                                                               International    Growth and          New
                               VT High Yield     VT Income        Equity          Income       Opportunities   VT Investors
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    7,376,218  $    8,998,432  $    1,807,502  $      757,497  $      495,497  $      698,871
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,333,229)     (2,907,508)     (4,298,024)       (881,116)       (523,846)     (2,271,317)
      Administrative expense         (79,753)       (163,647)       (207,055)             (7)              -         (34,420)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    5,963,236       5,927,277      (2,697,577)       (123,626)        (28,349)     (1,606,866)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         21,524,780      37,373,218      51,476,588      10,582,532      10,632,008      31,818,706
      Cost of investments
         sold                     22,058,316      37,882,515      40,819,557       7,634,347       8,935,898      34,118,804
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Realized gain distributions                -               -               -               -               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Change in unrealized gains
   (losses)                        2,753,335         879,751      60,869,323      12,125,140       6,683,064      23,613,015
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,219,799         370,454      71,526,354      15,073,325       8,379,174      21,312,917
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    8,183,035  $    6,297,731  $   68,828,777  $   14,949,699  $    8,350,825  $   19,706,051
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                 VT OTC &
                                    VT              VT            VT New                         Emerging
                               Mid Cap Value   Money Market    Opportunities   VT New Value       Growth        VT Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       39,267  $    5,349,472  $            -  $    1,985,863  $            -  $      495,993
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (253,375)     (1,719,526)     (1,578,710)     (2,616,879)       (416,671)     (1,201,573)
      Administrative expense               -        (161,465)        (20,350)       (125,045)              -         (15,792)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (214,108)      3,468,481      (1,599,060)       (756,061)       (416,671)       (721,372)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          4,959,001      80,651,645      23,448,367      33,594,201       5,947,653      19,954,249
      Cost of investments
         sold                      4,296,203      80,651,645      33,126,718      27,604,005       8,999,244      19,625,688
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   662,798               -      (9,678,351)      5,990,196      (3,051,591)        328,561

Realized gain distributions          833,329               -               -      12,598,145               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,496,127               -      (9,678,351)     18,588,341      (3,051,591)        328,561

Change in unrealized gains
   (losses)                        1,082,688               -      19,006,110       7,875,714       6,635,614       8,534,273
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,578,815               -       9,327,759      26,464,055       3,584,023       8,862,834
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,364,707  $    3,468,481  $    7,728,699  $   25,707,994  $    3,167,352  $    8,141,462
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam           Rydex        STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                               VT Utilities
                               VT Small Cap     Growth and                                                      STI Capital
                                   Value          Income         VT Vista       VT Voyager       Rydex OTC     Appreciation
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      550,185  $    1,417,040  $            -  $      371,831  $            -  $       65,863
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,381,238)       (653,378)     (1,299,224)     (4,512,811)            (59)       (320,432)
      Administrative expense         (47,255)        (12,712)        (29,061)       (169,041)             (4)        (25,062)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,878,308)        750,950      (1,328,285)     (4,310,021)            (63)       (279,631)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         34,671,799      11,461,476      19,554,433      77,566,359             504      10,255,901
      Cost of investments
         sold                     24,120,819      10,647,390      20,486,821     103,893,523             446      10,482,400
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,550,980         814,086        (932,388)    (26,327,164)             58        (226,499)

Realized gain distributions       16,846,809               -               -               -               -       1,293,896
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 27,397,789         814,086        (932,388)    (26,327,164)             58       1,067,397

Change in unrealized gains
   (losses)                       (1,552,239)      9,234,463       5,804,482      41,510,623             232       1,232,470
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              25,845,550      10,048,549       4,872,094      15,183,459             290       2,299,867
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   23,967,242  $   10,799,499  $    3,543,809  $   10,873,438  $          227  $    2,020,236
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                STI Classic     STI Classic    STI Classic      STI Classic     STI Classic     STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                    STI                         STI Large        STI Large
                               International  STI Investment   Cap Relative      Cap Value          STI        STI Small Cap
                                  Equity        Grade Bond        Value           Equity      Mid-Cap Equity   Value Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       51,711  $      454,039  $       62,541  $      343,573  $       36,967  $       46,173
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (57,008)       (140,484)        (68,834)       (322,133)       (127,501)       (147,141)
      Administrative expense          (4,585)        (11,721)         (6,200)        (25,618)        (10,149)        (12,609)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (9,882)        301,834         (12,493)         (4,178)       (100,683)       (113,577)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          1,791,879       3,721,603       1,265,413      10,394,179       3,424,978       3,886,271
      Cost of investments
         sold                      1,516,996       3,746,942       1,030,841       8,882,955       2,985,418       2,634,646
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   274,883         (25,339)        234,572       1,511,224         439,560       1,251,625

Realized gain distributions                -               -         345,510               -         674,517       2,375,747
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                    274,883         (25,339)        580,082       1,511,224       1,114,077       3,627,372

Change in unrealized gains
   (losses)                          622,896         (10,388)        118,347       3,128,809        (201,482)     (2,081,522)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 897,779         (35,727)        698,429       4,640,033         912,595       1,545,850
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS  $      887,897  $      266,107  $      685,936  $    4,635,855  $      811,912  $    1,432,273
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal   The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                Van Kampen
                                Van Kampen      Van Kampen       Van Kampen     Van Kampen                          UIF
                               UIF Emerging         UIF             UIF         UIF Global      Van Kampen     International
                              Markets Equity   Equity Growth    Fixed Income   Value Equity   UIF High Yield      Magnum
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      439,027  $            -  $       78,522    $        804  $          674  $       35,601
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (887,462)       (901,611)        (26,483)           (657)           (117)       (564,614)
      Administrative expense         (57,913)        (74,975)         (1,944)            (50)             (8)        (37,401)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (506,348)       (976,586)         50,095              97             549        (566,414)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         20,447,714      17,690,632         390,747           2,045           8,746       9,650,377
      Cost of investments
         sold                     12,977,096      16,930,493         389,500           1,763          12,783       7,813,550
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 7,470,618         760,139           1,247             282          (4,037)      1,836,827

Realized gain distributions        1,348,316               -          10,434           1,976               -       2,856,834
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  8,818,934         760,139          11,681           2,258          (4,037)      4,693,661

Change in unrealized gains
   (losses)                        8,893,578       1,325,591         (22,093)          6,505           4,057       3,729,396
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              17,712,512       2,085,730         (10,412)          8,763              20       8,423,057
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   17,206,164  $    1,109,144  $       39,683    $      8,860  $          569  $    7,856,643
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               The Universal   The Universal
                               The Universal   The Universal   The Universal   The Universal   Institutional   Institutional
                               Institutional   Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)     (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------   -------------  --------------

                                                                                                 Van Kampen     Van Kampen
                                Van Kampen       Van Kampen      Van Kampen                     UIF Emerging   UIF Emerging
                                   UIF            UIF U.S.        UIF U.S.       Van Kampen     Markets Debt  Markets Equity
                              Mid Cap Growth   Mid Cap Value    Real Estate      UIF Value       (Class II)     (Class II)
                              --------------  --------------  --------------  --------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      387,106  $      823,418  $        5,801  $    2,451,092  $      210,124
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (648,016)     (2,146,791)     (1,141,482)         (4,950)       (398,835)       (423,352)
      Administrative expense         (41,713)       (153,488)        (74,085)           (334)        (52,604)        (53,515)
                              --------------  --------------  --------------  --------------  --------------  --------------
      Net investment income
         (loss)                     (689,729)     (1,913,173)       (392,149)            517       1,999,653        (266,743)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,453,639      31,708,173      21,460,543          62,770       5,248,290       4,027,933
      Cost of investments
         sold                      9,748,285      24,578,294      12,845,503          53,067       5,207,889       2,909,426
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses)on fund
            shares                 2,705,354       7,129,879       8,615,040           9,703          40,401       1,118,507
Realized gain distributions        2,638,310      16,699,765       4,943,524          34,191         534,856         659,767
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,343,664      23,829,644      13,558,564          43,894         575,257       1,778,274
Change in unrealized gains
   (losses)                       (1,984,782)      1,819,454       9,609,829           2,299        (146,605)      6,888,338
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,358,882      25,649,098      23,168,393          46,193         428,652       8,666,612
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,669,153  $   23,735,925  $   22,776,244  $       46,710  $    2,428,305  $    8,399,869
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal    The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional    Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      Funds, Inc.     Funds, Inc.
                                 (Class II)      (Class II)     (Class II)      (Class II)        (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ---------------  --------------  --------------

                                Van Kampen       Van Kampen                      Van Kampen      Van Kampen    Van Kampen UIF
                              UIF Equity and        UIF         Van Kampen       UIF Int'l          UIF        Small Company
                                  Income       Equity Growth    UIF Global     Growth Equity   Mid Cap Growth      Growth
                                (Class II)       (Class II)      Franchise    (Class II) (ah)  (Class II) (x)    (Class II)
                              --------------  --------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      831,429  $            -  $    1,344,531  $         5,338  $            -  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,050,354)       (287,405)     (1,422,008)         (19,390)       (637,355)       (430,407)
      Administrative expense        (138,242)        (37,217)       (179,791)          (2,449)        (77,787)        (52,938)
                              --------------  --------------  --------------  ---------------  --------------  --------------
      Net investment income
         (loss)                     (357,167)       (324,622)       (257,268)         (16,501)       (715,142)       (483,345)
                              --------------  --------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         17,659,648       5,363,949      12,796,129          390,850       7,221,992       6,732,929
      Cost of investments
         sold                     16,268,187       4,544,398      10,965,283          377,077       6,026,767       5,612,330
                              --------------  --------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,391,461         819,551       1,830,846           13,773       1,195,225       1,120,599

Realized gain distributions        1,581,855               -       2,211,587                -       2,517,494       2,091,193
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,973,316         819,551       4,042,433           13,773       3,712,719       3,211,792

Change in unrealized gains
   (losses)                        5,208,177        (214,105)     13,184,322          377,889         167,943        (146,114)
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               8,181,493         605,446      17,226,755          391,662       3,880,662       3,065,678
                              --------------  --------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    7,824,326  $      280,824  $   16,969,487  $       375,161  $    3,165,520  $    2,582,333
                              ==============  ==============  ==============  ===============  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal    Van Kampen      Van Kampen      Van Kampen      Van Kampen
                               Institutional   Institutional       Life            Life            Life            Life
                                Funds, Inc.     Funds, Inc.     Investment      Investment      Investment      Investment
                                 (Class II)      (Class II)        Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                              Van Kampen UIF    Van Kampen
                               U.S. Mid Cap      UIF U.S.
                                  Value        Real Estate          LIT                            LIT             Strat
                                (Class II)      (Class II)       Comstock     LIT Government   Money Market    Growth I (ai)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      157,850  $      988,264  $    1,625,016  $       70,617  $      119,125  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,080,845)     (1,487,345)     (1,461,355)        (21,682)        (33,176)       (858,104)
      Administrative expense        (135,197)       (193,302)       (107,304)         (1,757)         (2,741)        (59,797)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,058,192)       (692,383)         56,357          47,178          83,208        (917,901)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,277,138      20,599,618      31,845,147         704,018       2,043,674      20,361,191
      Cost of investments
         sold                      8,893,748      14,767,480      27,970,369         712,068       2,043,674      24,272,850
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,383,390       5,832,138       3,874,778          (8,050)              -      (3,911,659)

Realized gain distributions        8,708,948       6,779,188       6,650,382             -                 -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 10,092,338      12,611,326      10,525,160          (8,050)              -      (3,911,659)

Change in unrealized gains
   (losses)                        3,425,243      19,161,802       3,962,999           3,042               -       5,476,960
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              13,517,581      31,773,128      14,488,159          (5,008)              -       1,565,301
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   12,459,389  $   31,080,745  $   14,544,516  $       42,170  $       83,208  $      647,400
                              ==============  ==============  ==============  ==============  ==============  ==============

(ai) Previously known as LIT Emerging Growth


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------

                                Van Kampen      Van Kampen       Van Kampen     Van Kampen      Van Kampen
                                   Life            Life             Life           Life            Life
                                Investment      Investment       Investment     Investment      Investment
                                   Trust           Trust           Trust           Trust           Trust
                                (Class II)      (Class II)       (Class II)     (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------

                                                                                     LIT
                              LIT Aggressive   LIT Comstock   LIT Growth and     Money Market       Strat
                            Growth (Class II)   (Class II)   Income (Class II)   (Class II)   Growth II (aj)
                              --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $    4,225,305  $    1,544,001  $    1,210,051  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (356,751)     (5,196,550)     (2,394,108)       (415,204)     (1,065,886)
      Administrative expense         (37,280)       (528,832)       (305,657)        (56,137)       (102,512)
                              --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (394,031)     (1,500,077)     (1,155,764)        738,710      (1,168,398)
                              --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          5,701,208      49,721,002      24,171,991      15,653,133      12,805,340
      Cost of investments
         sold                      5,044,031      42,625,492      21,108,629      15,653,133      11,439,958
                              --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   657,177       7,095,510       3,063,362               -       1,365,382

Realized gain distributions        1,883,927      19,644,865      10,255,668               -               -
                              --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  2,541,104      26,740,375      13,319,030               -       1,365,382

Change in unrealized gains
   (losses)                       (1,466,903)     19,295,277       9,201,401               -         189,436
                              --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,074,201      46,035,652      22,520,431               -       1,554,818
                              --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      680,170  $   44,535,575  $   21,364,667  $      738,710  $      386,420
                              ==============  ==============  ==============  ==============  ==============

(a) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                    AIM Variable                       AIM Variable
                                       Insurance Funds                 Insurance Funds                    Insurance Funds
                                         Sub-Account                     Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                      Aggressive Growth                  Basic Balanced                 AIM V. I. Basic Value
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (a)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (124,170) $      (368,494) $       233,607  $        20,111  $      (321,253) $      (426,102)
Net realized gains (losses)           658,673         (672,913)         127,977         (659,787)       3,033,018        1,537,033
Change in unrealized gains
   (losses)                         1,881,646        2,084,268        4,018,486        2,697,431          794,922          282,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,416,149        1,042,861        4,380,070        2,057,755        3,506,687        1,393,067
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,215           22,505           64,920           53,656            9,464           27,627
Benefit payments                     (272,368)        (670,458)      (1,194,858)      (2,089,350)        (728,167)        (799,105)
Payments on termination              (817,963)      (1,991,348)      (8,865,059)      (6,351,818)      (5,153,530)      (3,778,661)
Contract maintenance charge            (4,417)         (13,973)         (20,042)         (22,892)         (11,312)         (12,100)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (28,292,898)        (798,235)         275,228         (376,249)         474,114        2,809,832
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   (29,367,431)      (3,451,509)      (9,739,811)      (8,786,653)      (5,409,431)      (1,752,407)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (26,951,282)      (2,408,648)      (5,359,741)      (6,728,898)      (1,902,744)        (359,340)

NET ASSETS AT BEGINNING OF
   PERIOD                          26,951,282       29,359,930       54,652,718       61,381,616       33,302,071       33,661,411
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    26,951,282  $    49,292,977  $    54,652,718  $    31,399,327  $    33,302,071
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,454,120        2,810,200        5,029,655        5,868,136        2,571,654        2,711,020
         Units issued                  68,783          265,811          438,367          625,884          313,566          717,187
         Units redeemed            (2,522,903)        (621,891)      (1,297,190)      (1,464,365)        (713,170)        (856,553)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        2,454,120        4,170,832        5,029,655        2,172,050        2,571,654
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                      AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                          AIM V. I.
                                     AIM V. I. Blue Chip              Capital Appreciation               Capital Development
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (b)           2005        2006 (a)(c)(d)        2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (76,416) $      (178,511) $    (2,328,174) $    (1,654,571) $      (346,629) $      (325,538)
Net realized gains (losses)        (2,829,587)        (613,618)         134,737       (1,646,079)       2,496,293          765,593
Change in unrealized gains
   (losses)                         2,202,421        1,142,720        5,373,453       11,044,610        1,380,005        1,459,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations            (703,582)         350,591        3,180,016        7,743,960        3,529,669        1,899,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,420            8,134          385,527          346,802           43,722            6,088
Benefit payments                     (399,574)        (655,291)      (4,570,520)      (2,782,341)        (565,498)        (419,398)
Payments on termination            (1,006,186)      (2,209,932)     (24,464,859)     (15,414,975)      (3,573,766)      (2,346,698)
Contract maintenance charge            (4,951)         (11,802)         (80,468)         (59,747)          (8,250)          (8,078)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (18,711,198)        (645,789)     104,549,957       (4,291,485)          79,088        2,773,295
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (20,117,489)      (3,514,680)      75,819,637      (22,201,746)      (4,024,704)           5,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (20,821,071)      (3,164,089)      78,999,653      (14,457,786)        (495,035)       1,904,314

NET ASSETS AT BEGINNING OF
   PERIOD                          20,821,071       23,985,160      116,354,635      130,812,421       25,090,655       23,186,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    20,821,071  $   195,354,288  $   116,354,635  $    24,595,620  $    25,090,655
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,256,037        3,828,137       11,585,051       13,757,751        1,693,097        1,701,239
         Units issued                 238,113          328,056       11,701,688        2,035,513          243,504          415,204
         Units redeemed            (3,494,150)        (900,156)      (4,778,459)      (4,208,213)        (488,522)        (423,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        3,256,037       18,508,280       11,585,051        1,448,079        1,693,097
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                       AIM Variable
                                       Insurance Funds                   Insurance Funds                    Insurance Funds
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                           AIM V. I.
                                    AIM V. I. Core Equity               Demographic Trends                 Diversified Income
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (e)           2005           2006 (c)           2005             2006            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,419,420) $        64,437  $      (109,217) $      (145,441) $     1,051,781  $     1,292,980
Net realized gains (losses)         1,802,279          286,653       (2,425,786)      (1,181,356)        (690,454)        (529,322)
Change in unrealized gains
   (losses)                        23,921,285        3,565,409        2,830,530        1,735,286          352,573         (329,502)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          24,304,144        3,916,499          295,527          408,489          713,900          434,156
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              309,776          108,408            4,822           11,367           15,171           22,007
Benefit payments                   (6,964,658)      (3,377,614)        (121,298)        (462,972)      (1,580,903)      (1,306,605)
Payments on termination           (28,743,756)     (13,331,985)      (1,144,511)      (1,563,312)      (4,108,673)      (4,091,502)
Contract maintenance charge           (94,418)         (57,810)          (4,890)          (6,378)          (7,179)          (8,625)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            137,162,852       (3,398,637)      (9,025,358)        (840,397)         714,695        1,587,854
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   101,669,796      (20,057,638)     (10,291,235)      (2,861,692)      (4,966,889)      (3,796,871)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         125,973,940      (16,141,139)      (9,995,708)      (2,453,203)      (4,252,989)      (3,362,715)

NET ASSETS AT BEGINNING OF
   PERIOD                         106,416,724      122,557,863        9,995,708       12,448,911       26,843,649       30,206,364
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   232,390,664  $   106,416,724  $             -  $     9,995,708  $    22,590,660  $    26,843,649
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,733,036       10,304,475        1,839,428        2,398,585        2,285,557        2,590,685
         Units issued              13,234,511          665,275           52,778          250,168          316,157          481,138
         Units redeemed            (4,516,693)      (2,236,714)      (1,892,206)        (809,325)        (729,272)        (786,266)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    17,450,854        8,733,036                -        1,839,428        1,872,442        2,285,557
                              ===============  ===============  ===============  ===============  ===============  ===============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable                      AIM Variable                      AIM Variable
                                        Insurance Funds                   Insurance Funds                   Insurance Funds
                                          Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.
                                    Government Securities               AIM V. I. Growth                 AIM V. I. High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006 (d)          2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       639,816  $       584,747  $      (351,288) $    (1,094,101) $       911,365  $     1,188,253
Net realized gains (losses)            70,377          237,311      (19,202,381)      (5,776,165)        (232,693)          24,398
Change in unrealized gains
   (losses)                          (159,158)        (729,599)      24,515,493       11,030,910          564,387         (994,898)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from
   operations                         551,035           92,459        4,961,824        4,160,644        1,243,059          217,753
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                7,797           12,105           54,696           98,170            6,164           14,923
Benefit payments                   (1,453,419)      (1,695,940)      (1,107,855)      (2,236,761)        (451,195)        (667,370)
Payments on termination            (5,706,491)      (5,311,391)      (3,221,827)      (8,273,756)      (3,033,581)      (2,412,404)
Contract maintenance charge            (9,487)         (11,760)         (13,190)         (40,753)          (5,078)          (6,020)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,038,240)      (1,348,494)     (75,302,501)      (3,372,611)        (115,442)        (980,059)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (8,199,840)      (8,355,480)     (79,590,677)     (13,825,711)      (3,599,132)      (4,050,930)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (7,648,805)      (8,263,021)     (74,628,853)      (9,665,067)      (2,356,073)      (3,833,177)

NET ASSETS AT BEGINNING OF
   PERIOD                          33,125,435       41,388,456       74,628,853       84,293,920       15,601,267       19,434,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    25,476,630  $    33,125,435  $             -  $    74,628,853  $    13,245,194  $    15,601,267
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,587,210        3,233,611       10,077,543       11,996,211        1,577,550        1,992,886
         Units issued                 230,730          405,705          390,089        2,145,677          193,668          357,522
         Units redeemed              (867,346)      (1,052,106)     (10,467,632)      (4,064,345)        (545,741)        (772,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,950,594        2,587,210                -       10,077,543        1,225,477        1,577,550
                              ===============  ===============  ===============  ===============  ===============  ===============

(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                          AIM Variable            AIM Variable               AIM Variable
                                        Insurance Funds         Insurance Funds            Insurance Funds
                                          Sub-Account             Sub-Account                Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                           AIM V. I.            AIM V. I. Large              AIM V. I.
                                     International Growth          Cap Growth           Mid Cap Core Equity
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005         2006 (b)(f)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (198,500) $      (345,899) $      (111,112) $      (156,090) $      (246,596)
Net realized gains (losses)         4,108,113        1,304,497           81,521        4,055,921        1,739,308
Change in unrealized gains
   (losses)                         9,674,730        6,687,181        1,931,575       (1,232,880)         230,659
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          13,584,343        7,645,779        1,901,984        2,666,951        1,723,371
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                               78,765           51,152            3,312           28,910          117,308
Benefit payments                   (1,759,741)      (1,286,573)        (258,340)        (687,158)        (289,408)
Payments on termination            (8,512,407)      (5,551,814)      (1,017,671)      (4,558,771)      (2,977,917)
Contract maintenance charge           (23,809)         (22,002)          (5,152)          (8,710)          (8,575)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              5,564,606        5,500,032       18,461,643          957,175        6,168,348
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (4,652,586)      (1,309,205)      17,183,792       (4,268,554)       3,009,756
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,931,757        6,336,574       19,085,776       (1,601,603)       4,733,127

NET ASSETS AT BEGINNING OF
   PERIOD                          53,895,572       47,558,998                -       30,350,585       25,617,458
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    62,827,329  $    53,895,572  $    19,085,776  $    28,748,982  $    30,350,585
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,971,488        3,968,781                -        2,172,241        1,876,228
         Units issued                 897,298          954,641        1,937,250          504,977        1,855,020
         Units redeemed            (1,152,132)        (951,934)        (215,892)        (779,268)      (1,559,007)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,716,654        3,971,488        1,721,358        1,897,950        2,172,241
                              ===============  ===============  ===============  ===============  ===============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                     AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   AIM V. I. Money Market           AIM V. I. Premier Equity            AIM V. I. Technology
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (e)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       593,425  $       242,582  $       795,465  $      (997,413) $       (76,936) $       (84,209)
Net realized gains (losses)                 -                -      (15,644,868)      (6,051,321)         289,545          102,452
Change in unrealized gains
   (losses)                                 -                -       22,086,795       12,742,532          275,452          (44,805)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             593,425          242,582        7,237,392        5,693,798          488,061          (26,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               26,936           15,483           78,992          172,425            8,654            8,109
Benefit payments                   (8,114,386)     (12,980,203)      (1,522,211)      (5,301,618)         (78,563)        (116,194)
Payments on termination           (11,532,625)      (8,903,804)      (6,049,247)     (17,432,839)        (688,387)        (710,996)
Contract maintenance charge            (7,344)          (8,289)         (27,173)         (86,130)          (3,289)          (3,831)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             19,928,144       16,782,968     (145,660,566)      (9,459,939)        (204,020)        (448,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       300,725       (5,093,845)    (153,180,205)     (32,108,101)        (965,605)      (1,271,817)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             894,150       (4,851,263)    (145,942,813)     (26,414,303)        (477,544)      (1,298,379)

NET ASSETS AT BEGINNING OF
   PERIOD                          20,185,712       25,036,975      145,942,813      172,357,116        5,996,941        7,295,320
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,079,862  $    20,185,712  $             -  $   145,942,813  $     5,519,397  $     5,996,941
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,792,903        2,239,273       15,762,610       19,267,691          536,082          657,425
         Units issued               2,769,251        3,730,812          417,671        2,333,499          106,031           76,130
         Units redeemed            (2,741,285)      (4,177,182)     (16,180,281)      (5,838,580)        (189,401)        (197,473)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,820,869        1,792,903                -       15,762,610          452,712          536,082
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                AIM Variable Insurance            AIM Variable Insurance
                                       Insurance Funds                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                         AIM V. I.
                                     AIM V. I. Utilities              Aggressive Growth II                Basic Balanced II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (g)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       278,735  $       144,416  $        (3,749) $       (10,274) $         1,653  $        (7,007)
Net realized gains (losses)         1,440,631          540,032          192,315            4,849           63,343           26,918
Change in unrealized gains
   (losses)                         1,253,685        1,090,839         (132,272)          28,161           94,822           47,456
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,973,051        1,775,287           56,294           22,736          159,818           67,367
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               12,718            5,380            5,369            6,106            3,030              800
Benefit payments                     (831,888)        (406,298)               -                -         (184,006)          (3,334)
Payments on termination            (1,687,240)      (1,453,411)          (3,784)          (8,674)        (198,301)        (183,441)
Contract maintenance charge            (5,850)          (5,774)               -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                141,438        2,562,546         (691,258)          18,981           54,157           48,100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,370,822)         702,443         (689,673)          16,413         (325,120)        (137,875)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             602,229        2,477,730         (633,379)          39,149         (165,302)         (70,508)

NET ASSETS AT BEGINNING OF
   PERIOD                          14,080,774       11,603,044          633,379          594,230        2,103,010        2,173,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,683,003  $    14,080,774  $             -  $       633,379  $     1,937,708  $     2,103,010
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             998,584          948,229           55,960           54,443          203,998          217,898
         Units issued                 174,253          527,651              526            4,820           22,690           23,156
         Units redeemed              (331,321)        (477,296)         (56,486)          (3,303)         (53,313)         (37,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       841,516          998,584                -           55,960          173,375          203,998
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              AIM V. I.
                                  AIM V. I. Basic Value II           AIM V. I. Blue Chip II            Capital Appreciation II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (h)           2005        2006 (g)(i)(j)        2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (344,401) $      (367,775) $        (7,235) $       (12,536) $      (131,982) $      (123,155)
Net realized gains (losses)         1,469,720          531,298          111,989           11,079          169,984          135,871
Change in unrealized gains
   (losses)                         1,170,468          625,320         (146,355)          17,568          249,909          470,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,295,787          788,843          (41,601)          16,111          287,911          482,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               24,667        1,494,568            6,316            7,926            8,793          210,248
Benefit payments                     (112,414)        (234,236)               -           (1,211)         (75,855)         (60,896)
Payments on termination              (996,752)        (696,246)         (44,384)         (33,938)        (393,594)        (330,132)
Contract maintenance charge           (66,390)         (64,500)               -                -          (18,426)         (19,186)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (914,833)        (188,928)        (964,190)         (29,700)         927,334         (493,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,065,722)         310,658       (1,002,258)         (56,923)         448,252         (692,997)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             230,065        1,099,501       (1,043,859)         (40,812)         736,163         (210,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          21,967,527       20,868,026        1,043,859        1,084,671        7,537,878        7,748,129
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,197,592  $    21,967,527  $             -  $     1,043,859  $     8,274,041  $     7,537,878
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,572,687        1,549,941          105,671          111,610          569,945          628,627
         Units issued                  46,214          409,587              664            3,922          139,166           62,765
         Units redeemed              (188,142)        (386,841)        (106,335)          (9,861)         (88,978)        (121,447)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,430,759        1,572,687                -          105,671          620,133          569,945
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                                                          AIM V. I.
                                   Capital Development II           AIM V. I. Core Equity II           Demographic Trends II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005            2006 (k)           2005           2006 (i)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (8,161) $        (7,315) $       (35,086) $        (1,366) $        (3,719) $        (4,640)
Net realized gains (losses)            73,633            7,071           30,155            7,935           77,447            5,621
Change in unrealized gains
   (losses)                            19,869           35,972          406,135           10,275          (63,477)          12,372
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              85,341           35,728          401,204           16,844           10,251           13,353
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,688              303              286              690              352            1,183
Benefit payments                     (111,513)               -         (119,842)               -          (47,394)               -
Payments on termination               (45,687)          (4,284)        (232,832)         (46,576)          (8,562)         (12,312)
Contract maintenance charge                 -                -          (11,568)               -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                136,386           70,712        4,780,701           15,515         (257,569)             143
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (16,126)          66,731        4,416,745          (30,371)        (313,173)         (10,986)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              69,215          102,459        4,817,949          (13,527)        (302,922)           2,367

NET ASSETS AT BEGINNING OF
   PERIOD                             523,102          420,643          477,954          491,481          302,922          300,555
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       592,317  $       523,102  $     5,295,903  $       477,954  $             -  $       302,922
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              41,806           36,107           42,597           45,304           30,304           31,387
         Units issued                  11,494           15,264          500,106            2,051            1,337            6,116
         Units redeemed               (11,883)          (9,565)         (68,734)          (4,758)         (31,641)          (7,199)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        41,417           41,806          473,969           42,597                -           30,304
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance             AIM Variable Insurance           AIM Variable Insurance
                                       Funds Series II                    Funds Series II                  Funds Series II
                                         Sub-Account                        Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                     Diversified Income II          Government Securities II             AIM V. I. Growth II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006 (j)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        21,718  $        32,324  $        23,778  $        31,644  $        (1,653) $        (5,035)
Net realized gains (losses)           (11,604)          (1,516)         (21,062)          (3,316)          93,178           16,409
Change in unrealized gains
   (losses)                             3,384          (22,966)          22,851          (29,553)         (70,788)           5,168
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              13,498            7,842           25,567           (1,225)          20,737           16,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,552              500            2,795                -            7,366            8,976
Benefit payments                       (2,023)               -          (78,497)         (29,088)               -                -
Payments on termination               (19,316)         (25,778)        (444,344)        (205,616)          (8,383)         (32,330)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (173,397)          (8,859)        (319,846)           1,254         (331,700)         (26,613)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (193,184)         (34,137)        (839,892)        (233,450)        (332,717)         (49,967)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (179,686)         (26,295)        (814,325)        (234,675)        (311,980)         (33,425)

NET ASSETS AT BEGINNING OF
   PERIOD                             731,511          757,806        2,176,790        2,411,465          311,980          345,405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       551,825  $       731,511  $     1,362,465  $     2,176,790  $             -  $       311,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,514           68,582          202,206          223,792           31,825           37,130
         Units issued                   6,081            3,519           23,560           16,432              840            1,983
         Units redeemed               (23,249)          (6,587)        (101,289)         (38,018)         (32,665)          (7,288)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        48,346           65,514          124,477          202,206                -           31,825
                              ===============  ===============  ===============  ===============  ===============  ===============

(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    AIM Variable
                                   AIM Variable Insurance             AIM Variable Insurance          Insurance
                                       Funds Series II                    Funds Series II             Funds II
                                         Sub-Account                        Sub-Account             Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                                                            AIM V. I.             AIM V. I. Large
                                   AIM V. I. High Yield II           International Growth II       Cap Growth II
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005             2006             2005          2006 (f)(h)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,133  $        60,626  $        (4,559) $        (7,329) $        (8,654)
Net realized gains (losses)             8,561            9,480           49,535           17,581            2,549
Change in unrealized gains
   (losses)                             7,722          (62,623)         233,193          116,806          109,404
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                     63,416            7,483          278,169          127,058          103,299
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,620            1,490            7,079            3,524               -
Benefit payments                            -                -          (20,424)               -           (2,252)
Payments on termination               (45,774)         (30,680)         (73,296)         (38,998)          (8,395)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (117,491)          15,569          428,826          170,945          954,604
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (161,645)         (13,621)         342,185          135,471          943,957
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (98,229)          (6,138)         620,354          262,529        1,047,256

NET ASSETS AT BEGINNING OF
   PERIOD                             830,276          836,414          972,512          709,983                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,047  $       830,276  $     1,592,866  $       972,512  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              64,335           65,405           65,852           55,701                -
         Units issued                   1,280            5,804           30,445           17,561           97,841
         Units redeemed               (13,533)          (6,874)         (10,442)          (7,410)          (3,272)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        52,082           64,335           85,855           65,852           94,569
                              ===============  ===============  ===============  ===============  ===============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                    Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                         AIM V. I.                          AIM V. I.
                                   Mid Cap Core Equity II               Money Market II                   Premier Equity II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006              2005            2006             2005          2006 (k)           2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (71,376) $       (95,862) $        55,431  $        26,530  $         6,163  $       (54,104)
Net realized gains (losses)           823,292          330,038                -                -          804,884           45,970
Change in unrealized
   gains (losses)                    (126,164)         194,930                -                -         (587,468)         169,893
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets
   from operations                    625,752          429,106           55,431           26,530          223,579          161,759
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,581        2,407,058                -            6,165           10,598          361,419
Benefit payments                      (89,589)         (58,549)        (277,843)        (299,952)               -          (21,132)
Payments on termination              (283,575)        (255,309)      (1,153,999)      (7,447,783)         (95,714)        (143,432)
Contract maintenance charge           (17,003)          (8,303)               -                -           (3,581)         (14,444)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (722,377)         704,117          725,977        4,877,375       (4,775,936)         (66,543)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (1,092,963)       2,789,014         (705,865)      (2,864,195)      (4,864,633)         115,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                        (467,211)       3,218,120         (650,434)      (2,837,665)      (4,641,054)         277,627

NET ASSETS AT BEGINNING OF
   PERIOD                           7,457,304        4,239,184        2,793,891        5,631,556        4,641,054        4,363,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,990,093  $     7,457,304  $     2,143,457  $     2,793,891   $            -  $     4,641,054
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             637,174          374,379          285,556          579,844          385,771          376,112
         Units issued                  58,072          786,949           95,334          603,040           19,792          119,353
         Units redeemed              (149,886)        (524,154)        (167,511)        (897,328)        (405,563)        (109,694)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       545,360          637,174          213,379          285,556                -          385,771
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Alliance
                                 AIM Variable Insurance              AIM Variable Insurance              Bernstein Variable
                                     Funds Series II                     Funds Series II                Product Series Fund
                                        Sub-Account                         Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                                Alliance
                                    AIM V. I. Technology II           AIM V. I. Utilities II               Bernstein Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006             2005            2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (2,205) $        (2,200) $        16,777  $         4,171  $    (1,016,072) $      (914,370)
Net realized gains (losses)             5,111            1,564           30,757           11,303        1,357,732        1,435,099
Change in unrealized gains
   (losses)                             7,695              847          101,257           51,267       (2,468,198)       5,265,901
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              10,601              211          148,791           66,741       (2,126,538)       5,786,630
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  388              497              912            1,031        3,763,842       10,848,923
Benefit payments                            -                -           (3,432)               -       (1,065,944)        (737,805)
Payments on termination                (1,371)         (12,803)         (30,262)         (25,480)      (5,549,062)      (4,082,854)
Contract maintenance charge                 -                -                -                -         (109,341)         (66,488)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (18,607)              24          206,599           51,838            2,694        4,154,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                       (19,590)         (12,282)         173,817           27,389       (2,957,811)      10,116,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                          (8,989)         (12,071)         322,608           94,130       (5,084,349)      15,902,971

NET ASSETS AT BEGINNING OF
   PERIOD                             132,403          144,474          550,078          455,948       64,948,868       49,045,897
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       123,414  $       132,403  $       872,686  $       550,078  $    59,864,519  $    64,948,868
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              11,963           13,086           39,277           37,369        6,832,050        6,175,132
         Units issued                   1,009              391           14,098            5,858        1,377,335        4,606,126
         Units redeemed                (2,689)          (1,514)          (2,890)          (3,950)      (1,953,056)      (3,949,208)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        10,283           11,963           50,485           39,277        6,256,329        6,832,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Alliance                            Alliance                         Alliance
                                     Bernstein Variable                  Bernstein Variable               Bernstein Variable
                                    Product Series Fund                 Product Series Fund              Product Series Fund
                                        Sub-Account                         Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                 Alliance Bernstein               Alliance Bernstein
                                      Growth & Income                   International Value               Large Cap Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006           2005 (ak)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $      (993,635) $      (796,387) $      (116,381) $       (70,023) $      (743,989) $      (699,045)
Net realized gains (losses)        16,784,265        5,579,463        1,204,453          317,950          272,163         (223,940)
Change in unrealized gains
   (losses)                        12,258,755        1,083,820        7,026,148        1,002,493         (786,977)       6,200,392
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          28,049,385        5,866,896        8,114,220        1,250,420       (1,258,803)       5,277,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              518,707        7,474,187       13,908,710       11,319,680          143,362          593,761
Benefit payments                   (3,018,124)      (3,355,357)        (448,214)         (54,568)        (720,381)        (652,659)
Payments on termination           (23,570,371)     (22,033,964)      (1,022,203)        (120,423)      (4,457,781)      (3,877,472)
Contract maintenance charge          (199,141)        (187,928)         (81,783)          (4,202)         (39,474)         (42,950)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,836,723)      (4,655,859)       5,624,460        3,026,827        3,779,658        2,166,301
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (32,105,652)     (22,758,921)      17,980,970       14,167,314       (1,294,616)      (1,813,019)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                      (4,056,267)     (16,892,025)      26,095,190       15,417,734       (2,553,419)       3,464,388

NET ASSETS AT BEGINNING OF
   PERIOD                         207,805,787      224,697,812       15,417,734                -       46,606,549       43,142,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   203,749,520  $   207,805,787  $    41,512,924  $    15,417,734  $    44,053,130  $    46,606,549
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          17,601,470       19,688,278        1,298,617                -        6,159,455        6,505,577
         Units issued               1,576,404        4,151,539        1,882,903        2,292,586        1,762,391        2,215,960
         Units redeemed            (4,194,663)      (6,238,347)        (550,339)        (993,969)      (1,899,686)      (2,562,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    14,983,211       17,601,470        2,631,181        1,298,617        6,022,160        6,159,455
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Alliance                          Alliance                          Alliance
                                      Bernstein Variable                Bernstein Variable                Bernstein Variable
                                     Product Series Fund               Product Series Fund               Product Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                Alliance Bernstein                     Alliance
                                     Small/Mid Cap Value                 Utility Income                    Bernstein Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006           2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     (689,854)  $      (410,327) $        32,845  $       (13,136) $       (24,546) $        (4,060)
Net realized gains (losses)         3,930,630        1,459,210           48,731          (39,139)         140,137           (8,473)
Change in unrealized gains
   (losses)                         2,109,059          877,983          885,596           86,429          481,966           49,841
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,349,835        1,926,866          967,172           34,154          597,557           37,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                            4,823,166       14,013,852        1,261,064        2,539,162        2,151,559        1,195,200
Benefit payments                     (520,240)        (221,051)        (162,039)               -         (214,375)               -
Payments on termination            (2,439,276)      (1,192,962)        (222,902)         (16,447)         (85,229)        (136,069)
Contract maintenance charge          (166,581)         (98,695)         (12,497)            (665)          (5,726)            (104)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                402,867        1,514,688        1,114,502          617,342          731,957          352,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,099,936       14,015,832        1,978,128        3,139,392        2,578,186        1,411,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,449,771       15,942,698        2,945,300        3,173,546        3,175,743        1,448,710

NET ASSETS AT BEGINNING OF
   PERIOD                          41,918,666       25,975,968        3,173,546                -        1,448,710                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    49,368,437  $    41,918,666  $     6,118,846  $     3,173,546  $     4,624,453  $     1,448,710
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,513,231        1,633,134          289,959                -          134,946                -
         Units issued                 614,317        2,494,433          258,410          591,337          314,068          225,553
         Units redeemed              (491,317)      (1,614,336)         (87,938)        (301,378)         (86,702)         (90,607)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,636,231        2,513,231          460,431          289,959          362,312          134,946
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          American                          American                           Dreyfus
                                      Century Variable                  Century Variable                Socially Responsible
                                      Portfolios, Inc                   Portfolios, Inc                  Growth Fund, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      American Century                  American Century                  Dreyfus Socially
                                         VP Balanced                     VP International              Responsible Growth Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $           380  $           283  $            47  $           106  $        (3,263) $        (3,771)
Net realized gains (losses)             3,374              (37)             (50)         (21,423)          (6,446)          (1,033)
Change in unrealized gains
   (losses)                               136            1,806            5,742           23,653           26,026            9,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               3,890            2,052            5,739            2,336           16,317            5,113
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                    -                -                -                -                -              750
Benefit payments                            -                -             (815)               -                -                -
Payments on termination                  (631)          (4,092)            (459)         (39,173)         (38,938)          (5,521)
Contract maintenance charge               (44)             (46)              (5)              (4)             (63)             (79)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 (6,002)          (6,595)               -                -               (3)          (1,239)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (6,677)         (10,733)          (1,279)         (39,177)         (39,004)          (6,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (2,787)          (8,681)           4,460          (36,841)         (22,687)            (976)

NET ASSETS AT BEGINNING OF
   PERIOD                              52,952           61,633           25,902           62,743          255,576          256,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        50,165  $        52,952  $        30,362  $        25,902  $       232,889  $       255,576
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,746            4,511            1,958            5,297           30,580           31,431
         Units issued                   1,383              461               60                -                -              133
         Units redeemed                (1,848)          (1,226)            (154)          (3,339)          (4,557)            (984)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,281            3,746            1,864            1,958           26,023           30,580
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                        Dreyfus Variable                  Dreyfus Variable
                                  Dreyfus Stock Index Fund               Investment Fund                   Investment Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                  Dreyfus Stock Index Fund             VIF Growth & Income                VIF Money Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $         3,068  $         2,494  $        (1,723) $           (66) $        25,369  $        11,812
Net realized gains (losses)            48,897           69,134            5,329             (257)               -                -
Change in unrealized gains
   (losses)                           155,611          (16,345)          33,246            5,771                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             207,576           55,283           36,852            5,448           25,369           11,812
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                9,000            6,614                -                -              260            7,250
Benefit payments                      (14,606)         (92,780)         (26,112)               -         (271,267)        (269,048)
Payments on termination              (362,002)        (379,676)         (12,340)         (51,817)        (255,553)        (338,108)
Contract maintenance charge              (920)          (1,066)            (181)            (228)            (546)            (638)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (61,953)         (14,622)          (7,906)           1,275          363,878          330,066
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (430,481)        (481,530)         (46,539)         (50,770)        (163,228)        (270,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (222,905)        (426,247)          (9,687)         (45,322)        (137,859)        (258,666)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,717,335        2,143,582          327,612          372,934          941,210        1,199,876
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,494,430  $     1,717,335  $       317,925  $       327,612  $       803,351  $       941,210
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             162,949          210,673           31,118           35,826           89,215          114,416
         Units issued                   2,008           28,325            7,673              121           86,127          124,127
         Units redeemed               (39,108)         (76,049)         (11,721)          (4,829)         (99,967)        (149,328)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       125,849          162,949           27,070           31,118           75,375           89,215
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable
                                      Investment Fund                 DWS Variable Series I             DWS Variable Series I
                                         Sub-Account                     Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               DWS VIP
                                   VIF Small Company Stock             DWS VIP Bond A (m)               Capital Growth A (n)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,177) $        (1,178) $        31,626  $        33,749  $        (3,153) $         1,125
Net realized gains (losses)            10,235            6,684            6,761           16,449           25,119           (4,029)
Change in unrealized gains
   (losses)                            (1,870)          (5,875)              79          (29,259)         142,967          216,750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               7,188             (369)          38,466           20,939          164,933          213,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -            2,985            1,820           27,312            8,570
Benefit payments                         (120)               -          (36,650)         (47,961)         (48,938)         (38,122)
Payments on termination                (4,418)          (9,209)        (244,235)         (33,799)        (600,886)        (273,558)
Contract maintenance charge               (45)             (59)              -                 -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  8,416              (25)        (104,757)        (149,173)        (290,237)         625,238
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                         3,833           (9,293)        (382,657)        (229,113)        (912,749)         322,128
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              11,021           (9,662)        (344,191)        (208,174)        (747,816)         535,974

NET ASSETS AT BEGINNING OF
   PERIOD                              72,748           82,410        1,142,958        1,351,132        2,527,077        1,991,103
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        83,769  $        72,748  $       798,767  $     1,142,958  $     1,779,261  $     2,527,077
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,754            5,352           84,957          102,279          239,192          203,772
         Units issued                     882               63            4,313           10,790            9,331           89,474
         Units redeemed                  (644)            (661)         (32,248)         (28,112)         (92,298)         (54,054)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         4,992            4,754           57,022           84,957          156,225          239,192
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS Variable Series I             DWS Variable Series I             DWS Variable Series I
                                       Sub-Account (l)                   Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                           DWS VIP                           DWS VIP
                                  Global Opportunities (p)           Growth and Income A (q)          DWS VIP International (r)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $         5,428  $        (2,234) $         2,588  $         6,995  $         9,983  $         7,441
Net realized gains (losses)           247,622           85,745           56,156           27,309           44,912            6,188
Change in unrealized gains
   (losses)                           101,173          209,422           84,089           21,114          142,714          102,844
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             354,223          292,933          142,833           55,418          197,609          116,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,450           13,942           18,534            4,164            3,720           10,150
Benefit payments                     (131,209)         (10,705)         (51,731)            (909)         (11,241)          (5,995)
Payments on termination              (372,670)        (200,023)        (164,666)        (132,966)        (316,607)         (75,571)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 26,038           35,363          134,148         (105,043)          74,815           85,506
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (454,391)        (161,423)         (63,715)        (234,754)        (249,313)          14,090
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (100,168)         131,510           79,118         (179,336)         (51,704)         130,563

NET ASSETS AT BEGINNING OF
   PERIOD                           1,899,140        1,767,630        1,160,396        1,339,732          866,415          735,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,972  $     1,899,140  $     1,239,514  $     1,160,396  $       814,711  $       866,415
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              89,278           97,478          115,850          140,833           74,489           72,947
         Units issued                  21,588           15,352           37,435            4,562            7,988           10,734
         Units redeemed               (41,082)         (23,552)         (43,616)         (29,545)         (26,507)          (9,192)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        69,784           89,278          109,669          115,850           55,970           74,489
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                   DWS Variable
                                    DWS Variable Series I            DWS Variable Series II          Series II
                                       Sub-Account (l)                   Sub-Account (o)          Sub-Account (o)
                              --------------------------------  --------------------------------  ---------------

                                                                                                   DWS VIP Money
                                 DWS VIP Money Market A (s)          DWS VIP Balanced A (u)         Market A II
                              --------------------------------  --------------------------------  ---------------

                                  2006 (t)           2005             2006             2005         2006 (t)(v)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        35,827  $        17,199  $        43,006  $       (13,360) $         5,206
Net realized gains (losses)                 -                -           84,837           24,328                -
Change in unrealized gains
   (losses)                                 -                -           93,664          160,799                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              35,827           17,199          221,507          171,767            5,206
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,797            5,490            3,870           12,508               40
Benefit payments                      (42,741)         (90,785)        (112,170)         (54,267)               -
Payments on termination              (184,510)        (105,362)        (517,065)        (255,903)        (285,798)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (724,385)         180,241          (36,723)       2,656,608        1,293,451
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (945,839)         (10,416)        (662,088)       2,358,946        1,007,693
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (910,012)           6,783         (440,581)       2,530,713        1,012,899

NET ASSETS AT BEGINNING OF
   PERIOD                             910,012          903,229        2,530,713                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $       910,012  $     2,090,132  $     2,530,713  $     1,012,899
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,716           78,653          237,883                -                -
         Units issued                  76,367           30,003           28,507          284,563          216,904
         Units redeemed              (154,083)         (30,940)         (86,905)         (46,680)        (116,271)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -           77,716          179,485          237,883          100,633
                              ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Federated                     Fidelity Variable
                                   DWS Variable Series II               Insurance Series              Insurance Products Fund
                                       Sub-Account (o)                    Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          DWS VIP                           Federated
                                   Small Cap Growth A (w)              Prime Money Fund II                  VIP Contrafund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,634) $        (3,725) $       185,163  $        91,164  $       (11,114) $      (162,626)
Net realized gains (losses)            67,834            5,534                -                -        2,265,384          541,936
Change in unrealized gains
   (losses)                           (25,621)         104,480                -                -         (714,412)       1,854,711
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,579          106,289          185,163           91,164        1,539,858        2,234,021
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,626              768            2,303            5,903          189,244          257,815
Benefit payments                      (40,341)         (21,535)        (197,561)        (148,920)        (198,274)        (164,441)
Payments on termination              (174,882)         (25,345)      (3,291,075)      (4,071,748)      (2,757,940)      (2,107,240)
Contract maintenance charge                 -                -           (1,818)          (2,056)          (9,178)          (9,420)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (27,442)         700,036        2,964,754        1,623,993          227,260        1,327,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (221,039)         653,924         (523,397)      (2,592,828)      (2,548,888)        (695,686)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (184,460)         760,213         (338,234)      (2,501,664)      (1,009,030)       1,538,335

NET ASSETS AT BEGINNING OF
   PERIOD                             760,213                -        6,334,685        8,836,349       16,505,610       14,967,275
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       575,753  $       760,213  $     5,996,451  $     6,334,685  $    15,496,580  $    16,505,610
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,518                -          572,577          804,261        1,151,719        1,200,753
         Units issued                  18,506           72,230          648,996          656,044          132,195          243,051
         Units redeemed               (36,552)          (6,712)        (693,359)        (887,728)        (296,234)        (292,085)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        47,472           65,518          528,214          572,577          987,680        1,151,719
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Equity-Income                    VIP Growth                     VIP High Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        92,994  $        21,329  $       (77,616) $       (78,807) $       198,846  $       536,539
Net realized gains (losses)           801,531          314,590         (410,483)        (535,456)         (57,022)         (43,742)
Change in unrealized gains
   (losses)                          (100,420)         (95,679)         918,519          991,104          174,422         (445,051)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             794,105          240,240          430,420          376,841          316,246           47,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                6,218            7,673           58,205           96,853            6,238           23,711
Benefit payments                      (24,261)        (152,464)         (52,764)         (27,079)         (51,360)         (14,164)
Payments on termination            (2,122,633)      (1,062,860)      (1,841,785)      (1,145,586)        (747,559)        (521,113)
Contract maintenance charge            (1,858)          (2,092)          (7,434)          (8,641)          (1,441)          (1,679)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                109,854          140,699         (367,491)        (781,855)         (39,582)           1,694
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,032,680)      (1,069,044)      (2,211,269)      (1,866,308)        (833,704)        (511,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,238,575)        (828,804)      (1,780,849)      (1,489,467)        (517,458)        (463,805)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,397,161        6,225,965        9,442,664       10,932,131        3,766,320        4,230,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,158,586  $     5,397,161  $     7,661,815  $     9,442,664  $     3,248,862  $     3,766,320
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             413,055          497,450        1,080,103        1,317,719          378,683          430,462
         Units issued                  30,150           49,708           55,190           53,453           21,249           28,970
         Units redeemed              (176,202)        (134,103)        (308,039)        (291,069)        (101,842)         (80,749)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       267,003          413,055          827,254        1,080,103          298,090          378,683
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       VIP Index 500                VIP Investment Grade Bond               VIP Overseas
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        63,989  $        71,329  $       133,774  $       126,975  $       (16,888) $       (21,644)
Net realized gains (losses)           273,649           35,982          (29,229)         109,930          218,122           45,932
Change in unrealized gains
   (losses)                         1,250,684          322,434           16,618         (193,216)         351,930          508,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,588,322          429,745          121,163           43,689          553,164          532,449
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              148,157          183,716           33,395           50,100           80,626           85,438
Benefit payments                      (27,780)         (78,152)         (17,292)          (6,531)         (29,899)         (19,246)
Payments on termination            (2,451,633)      (2,294,820)        (858,941)        (530,404)        (425,601)        (323,113)
Contract maintenance charge            (7,341)          (8,064)          (2,111)          (2,539)          (2,105)          (2,052)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (586,917)         (21,597)         (80,381)        (175,597)          33,917          197,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,925,514)      (2,218,917)        (925,330)        (664,971)        (343,062)         (61,191)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,337,192)      (1,789,172)        (804,167)        (621,282)         210,102          471,258

NET ASSETS AT BEGINNING OF
   PERIOD                          13,080,398       14,869,570        4,900,606        5,521,888        3,514,014        3,042,756
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    11,743,206  $    13,080,398  $     4,096,439  $     4,900,606  $     3,724,116  $     3,514,014
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,434,881        1,695,973          352,049          400,144          314,208          324,204
         Units issued                  55,327          170,437           18,391           32,669           54,182           62,447
         Units redeemed              (370,333)        (431,529)         (84,786)         (80,764)         (81,091)         (72,443)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,119,875        1,434,881          285,654          352,049          287,299          314,208
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                         Fidelity                         Fidelity
                                      Variable Insurance                Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Asset Manager                                                          VIP
                                  Growth (Service Class 2)      VIP Contrafund (Service Class 2)  Equity-Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           160  $           128  $      (244,934) $      (149,789) $        53,034  $        (3,979)
Net realized gains (losses)               397            1,860        6,128,924          216,610          510,695          186,616
Change in unrealized gains
   (losses)                             2,163           (1,066)        (820,978)       1,677,908           61,427          (39,274)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,720              922        5,063,012        1,744,729          625,156          143,363
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,000           25,000       29,348,339       17,562,015            6,031           19,148
Benefit payments                            -           (6,086)        (480,976)        (126,748)               -          (39,959)
Payments on termination                  (925)          (2,384)      (2,475,485)        (409,037)        (171,634)        (279,884)
Contract maintenance charge               (12)             (12)        (121,368)         (10,853)            (786)            (853)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                 (7,496)            (245)      20,088,710        6,281,679          (13,037)         267,324
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        11,567           16,273       46,359,220       23,297,056         (179,426)         (34,224)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              14,287           17,195       51,422,232       25,041,785          445,730          109,139

NET ASSETS AT BEGINNING OF
   PERIOD                              48,880           31,685       26,417,436        1,375,651        3,533,296        3,424,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        63,167  $        48,880  $    77,839,668  $    26,417,436  $     3,979,026  $     3,533,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,800            3,185        2,202,564          113,564          314,396          316,605
         Units issued                   1,958            3,793        5,098,922        3,550,023            7,975           49,646
         Units redeemed                  (867)          (2,178)        (888,983)      (1,461,023)         (22,344)         (51,855)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         5,891            4,800        6,412,503        2,202,564          300,027          314,396
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                   Fidelity           Fidelity           Fidelity           Fidelity           Fidelity
                                   Variable           Variable           Variable           Variable           Variable
                                  Insurance          Insurance          Insurance           Insurance          Insurance
                                Products Fund      Products Fund      Products Fund      Products Fund      Products Fund
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                                 Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                          VIP Freedom        VIP Freedom
                                  VIP Freedom        VIP Freedom       VIP Freedom        Growth Stock         Income
                                2010 Portfolio     2020 Portfolio    2030 Portfolio        Portfolio          Portfolio
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                   2006 (x)           2006 (x)           2006 (x)           2006 (x)           2006 (x)
                              -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          31,919  $          20,734  $           9,808  $          (2,495) $          12,684
Net realized gains (losses)              15,645             21,654              8,437              1,537              2,394
Change in unrealized gains
   (losses)                             102,755             31,894             36,027             28,236             (6,307)
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from operations               150,319             74,282             54,272             27,278              8,771
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              1,090,056            881,427            775,599            263,470            352,778
Benefit payments                              -            (27,266)                 -            (27,097)                 -
Payments on termination                 (10,193)            (6,125)           (12,394)              (688)            (2,131)
Contract maintenance charge                   -               (105)                 -                (27)                 -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                2,202,903          1,152,601            328,992            192,599            201,910
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from contract
   transactions                       3,282,766          2,000,532          1,092,197            428,257            552,557
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET
   ASSETS                             3,433,085          2,074,814          1,146,469            455,535            561,328

NET ASSETS AT BEGINNING OF
   PERIOD                                     -                  -                  -                  -                  -
                              -----------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS AT END OF PERIOD   $       3,433,085  $       2,074,814  $       1,146,469  $         455,535  $         561,328
                              =================  =================  =================  =================  =================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -                  -                  -                  -                  -
         Units issued                   336,099            207,441            135,208             61,367             69,165
         Units redeemed                  (7,905)            (9,746)           (26,008)           (14,645)           (14,975)
                              -----------------  -----------------  -----------------  -----------------  -----------------
   Units outstanding at end
      of period                         328,194            197,695            109,200             46,722             54,190
                              =================  =================  =================  =================  =================

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                           Fidelity                         Fidelity
                                     Variable Insurance                 Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         VIP Growth &                       VIP Growth                         VIP High
                                Income (Service Class 2) (ak)           (Service Class 2)             Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (133,020) $       (36,501) $        (9,050) $        (8,631) $       663,149  $       460,361
Net realized gains (losses)           309,859           (7,385)          18,711           12,210            6,059           63,331
Change in unrealized gains
   (losses)                         1,050,077          377,679           22,950           20,373          141,936         (440,837)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,226,916          333,793           32,611           23,952          811,144           82,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,426,903        5,266,355            4,030              382        2,934,368        3,885,664
Benefit payments                     (148,366)         (14,838)          (8,579)         (10,554)         (72,077)        (110,462)
Payments on termination              (289,658)         (44,703)         (78,317)         (96,382)        (345,433)        (233,173)
Contract maintenance charge           (30,446)          (1,272)            (253)            (293)         (22,470)          (1,063)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,450,868        1,345,013          (12,357)         (19,833)       1,809,012          928,296
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,409,301        6,550,555          (95,476)        (126,680)       4,303,400        4,469,262
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,636,217        6,884,348          (62,865)        (102,728)       5,114,544        4,552,117

NET ASSETS AT BEGINNING OF
   PERIOD                           6,884,348                -          717,293          820,021        5,886,685        1,334,568
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,520,565  $     6,884,348  $       654,428  $       717,293  $    11,001,229  $     5,886,685
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             621,047                -           86,438          102,699          548,512          108,029
         Units issued                 779,010        1,121,696            2,610           10,174          481,264          890,732
         Units redeemed              (219,686)        (500,649)         (14,101)         (26,435)         (80,229)        (450,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,180,371          621,047           74,947           86,438          949,547          548,512
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                          Fidelity                          Fidelity
                                      Variable Insurance                Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         VIP Investment
                               VIP Index 500 (Service Class 2)    Grade Bond (Service Class 2)      VIP Mid Cap (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006          2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,144) $         1,086  $           465  $           479  $      (234,799) $       (47,116)
Net realized gains (losses)            33,473           27,990             (109)             516        1,206,767          120,122
Change in unrealized gains
   (losses)                           336,878           27,528              177             (900)         432,593          604,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             361,207           56,604              533               95        1,404,561          677,714
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              987,839              976               72              156        7,673,697        5,961,925
Benefit payments                      (45,262)         (35,502)               -                -         (184,076)         (50,743)
Payments on termination               (75,273)        (167,644)          (3,624)               -         (718,397)         (44,304)
Contract maintenance charge            (1,201)            (504)             (35)            (107)         (34,881)          (2,651)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                902,044           81,391               69           (1,396)       6,166,012        1,966,541
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,768,147         (121,283)          (3,518)          (1,347)      12,902,355        7,830,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,129,354          (64,679)          (2,985)          (1,252)      14,306,916        8,508,482
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT BEGINNING OF
   PERIOD                           1,797,343        1,862,022           24,212           25,464        8,508,482                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,926,697  $     1,797,343  $        21,227  $        24,212  $    22,815,398  $     8,508,482
                              ===============  ===============  ===============  ===============  ===============  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             183,575          195,855            2,108            2,225          702,802                -
         Units issued                 222,446           22,517               12               22        1,404,580        1,201,891
         Units redeemed               (47,905)         (34,797)            (318)            (139)        (260,972)        (499,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       358,116          183,575            1,802            2,108        1,846,410          702,802
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                   Fidelity
                                   Variable
                                  Insurance                  Fidelity                           Franklin
                                Products Fund           Variable Insurance                 Templeton Variable
                              (Service Class 2)  Products Fund (Service Class 2)        Insurance Products Trust
                                 Sub-Account               Sub-Account                        Sub-Account
                              -----------------  --------------------------------  --------------------------------

                                  VIP Money
                                    Market                                                 Franklin Flex Cap
                              (Service Class 2)   VIP Overseas (Service Class 2)           Growth Securities
                              -----------------  --------------------------------  --------------------------------

                                   2006 (x)            2006           2005 (ak)          2006          2005 (ak)
                              -----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          93,152  $          (860) $          (682) $       (46,176) $        (6,391)
Net realized gains (losses)                   -            2,829            2,405           10,422          (16,945)
Change in unrealized gains
   (losses)                                   -           14,239            9,779          169,628           84,927
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                93,152           16,208           11,502          133,874           61,591
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              2,044,347               48               44        2,375,868        1,048,017
Benefit payments                        (28,647)               -                -          (89,850)               -
Payments on termination                (730,638)          (6,998)          (2,389)         (99,431)          (2,986)
Contract maintenance charge              (9,949)             (39)             (47)          (5,943)            (224)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                9,738,934           51,362           (3,601)         953,306          350,491
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      11,014,047           44,373           (5,993)       3,133,950        1,395,298
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            11,107,199           60,581            5,509        3,267,824        1,456,889

NET ASSETS AT BEGINNING OF
   PERIOD                                     -           74,461           68,952        1,456,889                -
                              -----------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $      11,107,199  $       135,042  $        74,461  $     4,724,713  $     1,456,889
                              =================  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -            5,639            6,117          130,633                -
         Units issued                 1,770,444            5,228               51          329,438          225,406
         Units redeemed                (682,420)          (1,581)            (529)         (50,495)         (94,773)
                              -----------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       1,088,024            9,286            5,639          409,576          130,633
                              =================  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Franklin Growth and                                                         Franklin
                                     Income Securities           Franklin High Income Sec 2 (y)            Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       733,342  $       819,488  $       622,515  $       498,684  $     3,561,123  $     1,459,845
Net realized gains (losses)         6,014,240        1,640,792           27,075          (80,831)       1,932,223          (12,939)
Change in unrealized gains
   (losses)                         5,652,391         (845,951)         305,653         (166,623)      25,319,370       (1,252,081)
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,399,973        1,614,329          955,243          251,230       30,812,716          194,825
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,171,646       12,313,864           35,426        2,667,500       58,120,009       72,401,594
Benefit payments                   (1,903,375)        (856,836)        (207,176)         (55,142)      (3,280,058)      (1,608,118)
Payments on termination            (5,604,981)      (3,199,997)      (1,143,025)        (507,466)     (14,008,486)      (4,139,232)
Contract maintenance charge          (302,736)        (267,180)         (40,513)         (30,154)        (410,528)         (79,282)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,866,199)       1,605,184        1,642,087        1,828,364       60,457,687       41,965,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,505,645)       9,595,035          286,799        3,903,102      100,878,624      108,540,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,894,328       11,209,364        1,242,042        4,154,332      131,691,340      108,735,335

NET ASSETS AT BEGINNING OF
   PERIOD                          85,474,982       74,265,618       12,447,276        8,292,944      140,499,776       31,764,441
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    93,369,310  $    85,474,982  $    13,689,318  $    12,447,276  $   272,191,116  $   140,499,776
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,741,050        5,082,542        1,146,124          775,729       12,500,880        2,825,758
         Units issued                 975,926        1,632,870          269,301        3,174,585       12,707,289       13,557,782
         Units redeemed            (1,258,932)        (974,362)        (243,683)      (2,804,190)      (4,385,950)      (3,882,660)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,458,044        5,741,050        1,171,742        1,146,124       20,822,219       12,500,880
                              ===============  ===============  ===============  ===============  ===============  ===============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Franklin                            Franklin                          Franklin
                                    Templeton Variable                  Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                       Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Franklin Large Cap               Franklin Small Cap              Franklin Small-Mid Cap
                                       Growth Securities                 Value Securities                 Growth Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (392,521) $      (144,024) $      (690,790) $      (428,992) $       (61,568) $       (61,686)
Net realized gains (losses)           179,233            6,873        5,116,697        1,450,552          188,214          143,097
Change in unrealized gains
   (losses)                         5,099,396          461,588        5,217,462        2,451,253          128,883           36,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,886,108          324,437        9,643,369        3,472,813          255,529          118,195
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           23,568,970       21,853,925        9,447,493       13,794,154           14,443           19,362
Benefit payments                     (870,966)        (174,163)      (1,219,111)        (527,556)         (19,345)               -
Payments on termination            (2,356,985)        (361,878)      (5,161,069)      (1,722,221)        (330,855)        (166,538)
Contract maintenance charge          (117,290)         (10,517)        (203,215)        (143,683)         (11,685)         (11,028)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              9,321,854        6,906,909        6,455,030        5,433,928           55,296          (51,772)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    29,545,583       28,214,276        9,319,128       16,834,622         (292,146)        (209,976)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          34,431,691       28,538,713       18,962,497       20,307,435          (36,617)         (91,781)

NET ASSETS AT BEGINNING OF
   PERIOD                          30,388,591        1,849,878       59,474,646       39,167,211        3,825,959        3,917,740
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    64,820,282  $    30,388,591  $    78,437,143  $    59,474,646  $     3,789,342  $     3,825,959
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,902,651          175,724        3,216,822        2,205,025          231,013          243,821
         Units issued               4,172,037        3,217,855        1,689,904        2,413,266           34,860           22,952
         Units redeemed            (1,404,208)        (490,928)      (1,064,656)      (1,401,469)         (50,989)         (35,760)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,670,480        2,902,651        3,842,070        3,216,822          214,884          231,013
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Franklin
                                        U.S. Government                  Mutual Discovery              Mutual Shares Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       485,428  $       313,333  $       (70,421) $       (11,044) $      (596,421) $      (824,826)
Net realized gains (losses)           (58,383)         (32,039)         343,571            4,376        9,310,106        1,962,231
Change in unrealized gains
   (losses)                            29,071         (181,647)       1,613,654          178,630       19,740,964        9,578,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             456,116           99,647        1,886,804          171,962       28,454,649       10,715,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,339,996        7,333,943        7,462,018        1,664,394       32,471,263       39,190,796
Benefit payments                     (171,574)      (1,281,071)        (177,670)         (29,931)      (3,290,161)      (1,216,785)
Payments on termination              (898,719)        (370,557)        (632,655)         (11,374)     (12,119,477)      (5,085,160)
Contract maintenance charge           (51,444)         (19,618)         (16,653)          (1,547)        (461,237)        (263,865)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,514,717        2,369,866        6,898,213        1,032,931       27,055,299       26,183,368
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,732,976        8,032,563       13,533,253        2,654,473       43,655,687       58,808,354
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,189,092        8,132,210       15,420,057        2,826,435       72,110,336       69,524,324

NET ASSETS AT BEGINNING OF
   PERIOD                          15,352,924        7,220,714        2,826,435                -      147,673,609       78,149,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    20,542,016  $    15,352,924  $    18,246,492  $     2,826,435  $   219,783,945  $   147,673,609
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,485,387          704,084          248,397                -       10,392,014        5,726,801
         Units issued                 854,783        1,285,269        1,527,131          423,067        6,458,698        7,771,383
         Units redeemed              (398,937)        (503,966)        (260,610)        (174,670)      (3,464,726)      (3,106,170)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,941,233        1,485,387        1,514,918          248,397       13,385,986       10,392,014
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                         Franklin
                                      Templeton Variable                Templeton Variable               Templeton Variable
                                   Insurance Products Trust          Insurance Products Trust         Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   Templeton Developing                    Templeton                          Templeton
                                     Markets Securities                Foreign Securities             Global Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (195,407) $       (92,190) $      (635,176) $      (418,309) $        60,505  $       204,976
Net realized gains (losses)         2,296,772        1,145,341        3,429,229        1,496,696          103,929           59,182
Change in unrealized gains
   (losses)                         5,850,490        4,008,713       27,431,164        7,705,984          238,558         (473,451)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,951,855        5,061,864       30,225,217        8,784,371          402,992         (209,293)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,442,389        6,167,931       43,975,718       51,234,652            2,741            6,588
Benefit payments                     (247,573)        (282,304)      (2,546,417)        (554,490)         (57,044)          (2,872)
Payments on termination            (2,044,411)      (2,239,907)     (10,778,126)      (3,310,618)        (876,042)        (589,217)
Contract maintenance charge          (102,363)         (60,294)        (388,724)        (126,473)          (8,253)         (10,126)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,820,352)       5,915,510       21,258,084       31,738,330           34,196          106,255
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,227,690        9,500,936       51,520,535       78,981,401         (904,402)        (489,372)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          10,179,545       14,562,800       81,745,752       87,765,772         (501,410)        (698,665)

NET ASSETS AT BEGINNING OF
   PERIOD                          29,194,282       14,631,482      125,225,464       37,459,692        4,101,426        4,800,091
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    39,373,827  $    29,194,282  $   206,971,216  $   125,225,464  $     3,600,016  $     4,101,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,123,311          705,930        8,678,760        2,630,199          271,671          304,667
         Units issued                 502,396        1,165,729        5,628,615       10,533,900           26,357           40,460
         Units redeemed              (423,590)        (748,348)      (2,514,420)      (4,485,339)         (78,781)         (73,456)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,202,117        1,123,311       11,792,955        8,678,760          219,247          271,671
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin
                                     Templeton Variable               Goldman Sachs Variable            Goldman Sachs Variable
                                   Insurance Products Trust               Insurance Trust                  Insurance Trust
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Templeton
                                       Growth Securities                VIT Capital Growth              VIT Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (7,929) $       (19,412) $        (1,031) $        (1,077) $        21,743  $        41,564
Net realized gains (losses)           518,263          134,845             (396)          (1,795)         434,310          (57,984)
Change in unrealized gains
   (losses)                           495,721          320,552            5,774            3,435          860,685           90,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,006,055          435,985            4,347              563        1,316,738           74,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,619           17,501                -                -        2,690,504        3,580,426
Benefit payments                      (63,140)        (124,634)               -                -          (77,562)         (28,889)
Payments on termination            (1,523,433)      (1,541,799)         (14,833)          (1,990)        (270,431)         (48,183)
Contract maintenance charge            (1,355)          (1,572)             (49)             (70)         (22,036)          (1,247)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (34,940)         385,313           (1,458)          (7,524)         882,111          932,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,599,249)      (1,265,191)         (16,340)          (9,584)       3,202,586        4,434,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (593,194)        (829,206)         (11,993)          (9,021)       4,519,324        4,509,031

NET ASSETS AT BEGINNING OF
   PERIOD                           5,987,855        6,817,061           73,695           82,716        4,517,926            8,895
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,394,661  $     5,987,855  $        61,702  $        73,695  $     9,037,250  $     4,517,926
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             375,369          452,969            8,672            9,783          429,459              818
         Units issued                  28,544           61,953                -              897          407,922          749,637
         Units redeemed              (116,169)        (139,553)          (1,995)          (2,008)        (124,897)        (320,996)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       287,744          375,369            6,677            8,672          712,484          429,459
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs Variable            Goldman Sachs Variable            Goldman Sachs Variable
                                       Insurance Trust                    Insurance Trust                  Insurance Trust
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            VIT                                                            VIT Structured
                                     International Equity                VIT Mid Cap Value              Small Cap Equity Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005           2006(z)            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (87) $          (349) $       (67,561) $        (5,889) $      (179,774) $       (49,140)
Net realized gains (losses)            (1,651)             126        1,053,688          656,509        1,703,617          910,105
Change in unrealized gains
   (losses)                             3,984            3,747          262,155         (358,356)         227,018         (605,643)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,246            3,524        1,248,282          292,264        1,750,861          255,322
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -        2,120,322        4,970,445        6,260,883       10,824,617
Benefit payments                            -                -          (54,636)         (14,071)        (216,889)         (28,726)
Payments on termination               (27,384)          (2,388)        (422,901)         (43,101)        (623,213)         (83,988)
Contract maintenance charge                 -                -          (31,846)          (5,159)         (54,509)          (2,936)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     24               (9)        (201,274)       2,387,416        2,551,099        2,493,217
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (27,360)          (2,397)       1,409,665        7,295,530        7,917,371       13,202,184
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (25,114)           1,127        2,657,947        7,587,794        9,668,232       13,457,506

NET ASSETS AT BEGINNING OF
   PERIOD                              32,528           31,401        7,597,170            9,376       13,903,418          445,912
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         7,414  $        32,528  $    10,255,117  $     7,597,170  $    23,571,650  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,596            2,804          667,470              451        1,213,576           28,418
         Units issued                       -                -          271,295        1,129,889          942,432        2,069,471
         Units redeemed                (2,117)            (208)        (150,243)        (462,870)        (284,596)        (884,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           479            2,596          788,522          667,470        1,871,412        1,213,576
                              ===============  ===============  ===============  ===============  ===============  ===============

(z) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable                                                Janus Aspen Series
                                      Insurance Trust                  Janus Aspen Series                  (Service Shares)
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        VIT Structured                                                       Foreign Stock
                                       U.S. Equity Fund                   Forty Portfolio                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006(aa)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (47,159) $         8,453  $          (238) $          (249) $            44  $          (278)
Net realized gains (losses)           159,856          (22,176)              78               86            1,449              135
Change in unrealized gains
   (losses)                         1,086,499          381,269            1,758            2,233            5,042            1,926
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,199,196          367,546            1,598            2,070            6,535            1,783
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,983,934        5,591,887               48               44                -                -
Benefit payments                     (164,245)         (17,942)               -                -                -                -
Payments on termination              (381,320)         (73,160)               -                -                -                -
Contract maintenance charge           (30,001)          (1,208)             (36)             (37)             (35)             (35)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                837,107        1,311,580               30             (304)              (1)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     5,245,475        6,811,157               42             (297)             (36)             (35)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           6,444,671        7,178,703            1,640            1,773            6,499            1,748

NET ASSETS AT BEGINNING OF
   PERIOD                           7,517,062          338,359           20,663           18,890           40,125           38,377
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,961,733  $     7,517,062  $        22,303  $        20,663  $        46,624  $        40,125
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             668,460           32,805            1,633            1,660            2,454            2,457
         Units issued                 662,915        1,143,596                7                4                -                -
         Units redeemed              (214,067)        (507,941)              (3)             (31)              (2)              (3)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,117,308          668,460            1,637            1,633            2,452            2,454
                              ===============  ===============  ===============  ===============  ===============  ===============

(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Legg Mason                        Legg Mason
                                          Lazard                        Partners Variable                 Partners Variable
                                  Retirement Series, Inc.               Portfolios I, Inc                 Portfolios I, Inc
                                        Sub-Account                      Sub-Account (ab)                  Sub-Account (ab)
                              --------------------------------  --------------------------------  --------------------------------

                                                                      Legg Mason Variable               Legg Mason Variable
                                      Emerging Markets              All Cap Portfolio I (ac)         Investors Portfolio I (ad)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (232) $          (168) $            (7) $           (39) $            16  $           (20)
Net realized gains (losses)             3,299              559              289               34              242               21
Change in unrealized gains
   (losses)                             2,566            4,275              768              159            1,086              378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               5,633            4,666            1,050              154            1,344              379
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   36               33               72               66               84               77
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,571)               -                -                -                -                -
Contract maintenance charge               (23)              (4)              (2)              (2)              (2)              (2)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (147)           7,950              (30)             (85)             (47)            (151)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (3,705)           7,979               40              (21)              35              (76)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               1,928           12,645            1,090              133            1,379              303

NET ASSETS AT BEGINNING OF
   PERIOD                              22,003            9,358            6,392            6,259            8,114            7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        23,931  $        22,003  $         7,482  $         6,392  $         9,493  $         8,114
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 698              412              519              521              707              714
         Units issued                       1              294                5                8                7                9
         Units redeemed                  (106)              (8)              (2)             (10)              (4)             (16)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           593              698              522              519              710              707
                              ===============  ===============  ===============  ===============  ===============  ===============


(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Lord Abbett Series Fund           Lord Abbett Series Fund           Lord Abbett Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          All Value                      Bond-Debenture                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (130,299) $       (61,419) $     1,517,392  $       686,884  $        (5,844) $        15,497
Net realized gains (losses)           639,158           46,278           22,402          169,353        1,572,156        1,371,026
Change in unrealized gains
   (losses)                           918,165          475,367          474,598         (762,076)       3,119,252         (630,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,427,024          460,226        2,014,392           94,161        4,685,564          755,693
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,364,589        4,386,470       12,145,593       11,656,507       12,025,935       14,914,611
Benefit payments                     (105,446)               -         (550,045)        (193,761)        (681,452)        (275,316)
Payments on termination              (779,727)        (105,621)      (1,595,456)        (373,043)      (1,767,363)        (354,145)
Contract maintenance charge           (28,385)          (7,064)         (61,694)          (6,106)         (82,833)         (10,862)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,993,871        2,278,103        4,330,037        4,123,857        5,484,554        4,475,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,444,902        6,551,888       14,268,435       15,207,454       14,978,841       18,750,282
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,871,926        7,012,114       16,282,827       15,301,615       19,664,405       19,505,975

NET ASSETS AT BEGINNING OF
   PERIOD                           8,862,018        1,849,904       17,926,632        2,625,017       23,455,637        3,949,662
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,733,944  $     8,862,018  $    34,209,459  $    17,926,632  $    43,120,042  $    23,455,637
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             772,490          169,642        1,734,902          253,337        2,117,372          362,453
         Units issued                 711,269          662,535        2,088,836        1,702,469        1,917,098        2,043,586
         Units redeemed              (345,358)         (59,687)        (747,230)        (220,904)        (662,183)        (288,667)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,138,401          772,490        3,076,508        1,734,902        3,372,287        2,117,372
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                   Lord Abbett Series Fund           Lord Abbett Series Fund               Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Growth Opportunities                  Mid-Cap Value                  MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (138,881) $       (44,430) $      (501,302) $      (136,415) $       (33,618) $       (36,696)
Net realized gains (losses)           197,879           77,687        4,203,184        2,138,640         (259,158)        (308,208)
Change in unrealized gains
   (losses)                           507,504          158,946        1,084,451         (284,874)         431,639          527,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             566,502          192,203        4,786,333        1,717,351          138,863          182,479
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,985,673        2,809,810       15,810,164       23,013,093           15,325           16,767
Benefit payments                      (76,682)               -         (636,683)        (395,160)         (16,256)         (41,226)
Payments on termination              (468,617)        (110,008)      (2,482,134)        (465,630)        (491,839)        (313,680)
Contract maintenance charge           (18,050)          (4,822)        (106,100)         (18,181)          (1,525)          (1,690)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,799,852        1,628,275       (1,534,671)       8,073,620          (93,818)        (127,574)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     7,222,176        4,323,255       11,050,576       30,207,742         (588,113)        (467,403)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,788,678        4,515,458       15,836,909       31,925,093         (449,250)        (284,924)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,268,023          752,565       36,498,851        4,573,758        2,641,011        2,925,935
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,056,701  $     5,268,023  $    52,335,760  $    36,498,851  $     2,191,761  $     2,641,011
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             459,246           67,518        3,078,923          410,989          318,584          386,537
         Units issued                 825,437          455,078        2,332,249        3,119,678           13,153           20,784
         Units redeemed              (213,142)         (63,350)      (1,413,752)        (451,744)         (85,007)         (88,737)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,071,541          459,246        3,997,420        3,078,923          246,730          318,584
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       MFS High Income                 MFS Investors Trust                MFS New Discovery
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        50,564  $        50,634  $       (29,859) $       (29,146) $       (45,777) $       (47,298)
Net realized gains (losses)             8,549            5,084          101,372           20,555          174,813           30,341
Change in unrealized gains
   (losses)                             7,209          (48,008)         317,706          225,249          255,446          133,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              66,322            7,710          389,219          216,658          384,482          116,290
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,978            5,515           29,725           61,425           53,029           55,421
Benefit payments                       (4,015)               -          (13,328)         (79,306)         (78,993)          (5,384)
Payments on termination              (195,798)        (111,917)        (572,481)        (291,486)        (427,155)        (491,344)
Contract maintenance charge              (397)            (456)          (2,060)          (2,295)          (2,861)          (3,112)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (11,447)          12,817         (111,852)          (9,601)         (42,283)        (124,294)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (206,679)         (94,041)        (669,996)        (321,263)        (498,263)        (568,713)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (140,357)         (86,331)        (280,777)        (104,605)        (113,781)        (452,423)

NET ASSETS AT BEGINNING OF
   PERIOD                             872,708          959,039        3,773,803        3,878,408        3,548,104        4,000,527
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,351  $       872,708  $     3,493,026  $     3,773,803  $     3,434,323  $     3,548,104
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              72,676           80,455          401,229          435,723          261,050          305,679
         Units issued                   5,578            2,090           12,017           33,269           28,546           23,312
         Units redeemed               (22,322)          (9,869)         (79,609)         (67,763)         (63,950)         (67,941)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        55,932           72,676          333,637          401,229          225,646          261,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        MFS Research                    MFS Research Bond                   MFS Utilities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (14,826) $       (17,898) $        77,892  $       125,490  $           981  $        (1,112)
Net realized gains (losses)           (42,889)         (72,326)          (1,011)          30,812           18,900            9,202
Change in unrealized gains
   (losses)                           185,994          197,021          (12,881)        (152,393)          49,521            9,471
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             128,279          106,797           64,000            3,909           69,402           17,561
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,750            3,285           25,378           25,858                -                -
Benefit payments                      (49,962)         (58,476)          (2,178)          (1,195)               -                -
Payments on termination              (350,871)        (191,697)        (440,158)        (378,189)         (29,293)         (38,480)
Contract maintenance charge              (660)            (650)          (1,438)          (1,764)             (70)             (73)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (62,365)         (87,526)        (152,889)         (89,592)         136,852           98,310
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (462,108)        (335,064)        (571,285)        (444,882)         107,489           59,757
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (333,829)        (228,267)        (507,285)        (440,973)         176,891           77,318

NET ASSETS AT BEGINNING OF
   PERIOD                           1,755,221        1,983,488        2,996,697        3,437,670          173,426           96,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,421,392  $     1,755,221  $     2,489,412  $     2,996,697  $       350,317  $       173,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             205,229          248,513          213,972          245,970           12,639            8,048
         Units issued                  13,649           15,043            7,263            7,747            9,021            7,633
         Units redeemed               (67,096)         (58,327)         (48,186)         (39,745)          (1,942)          (3,042)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       151,782          205,229          173,049          213,972           19,718           12,639
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable Insurance           MFS Variable Insurance            MFS Variable Insurance
                                     Trust (Service Class)            Trust (Service Class)             Trust (Service Class)
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         MFS Emerging                     MFS Investors                        MFS New
                                    Growth (Service Class)            Trust (Service Class)           Discovery (Service Class)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,657) $        (9,972) $        (9,498) $        (9,166) $       (16,450) $       (16,064)
Net realized gains (losses)            19,308            8,148           16,964           13,143           48,438           18,333
Change in unrealized gains
   (losses)                            21,182           41,934           69,692           34,073           82,394           38,170
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              30,833           40,110           77,158           38,050          114,382           40,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               14,414                -            4,400              400              415              540
Benefit payments                            -           (5,418)               -          (12,888)          (6,761)         (43,080)
Payments on termination               (49,150)         (41,536)         (56,694)         (78,544)         (31,226)         (45,924)
Contract maintenance charge              (169)            (201)            (270)            (293)            (161)            (178)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (60,926)         (63,310)           1,464           (3,396)         (67,256)          47,452
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (95,831)        (110,465)         (51,100)         (94,721)        (104,989)         (41,190)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (64,998)         (70,355)          26,058          (56,671)           9,393             (751)

NET ASSETS AT BEGINNING OF
   PERIOD                             633,989          704,344          733,227          789,898        1,074,819        1,075,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       568,991  $       633,989  $       759,285  $       733,227  $     1,084,212  $     1,074,819
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,772           92,787           76,944           86,931          116,499          120,374
         Units issued                   2,530            3,538              891            1,722            2,953           22,868
         Units redeemed               (14,570)         (18,553)          (6,052)         (11,709)         (13,602)         (26,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        65,732           77,772           71,783           76,944          105,850          116,499
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable Insurance            MFS Variable Insurance            Morgan Stanley Variable
                                    Trust (Service Class)             Trust (Service Class)               Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Aggressive
                                MFS Research (Service Class)      MFS Utilities (Service Class)               Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,289) $        (5,194) $         5,182  $       (10,714) $      (473,300) $      (490,080)
Net realized gains (losses)             6,257            3,937           82,715           40,869          953,662         (769,764)
Change in unrealized gains
   (losses)                            35,054           26,235          297,293          145,489        1,405,224        7,531,956
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,022           24,978          385,190          175,644        1,885,586        6,272,112
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,000                -            1,200            1,200            7,829           35,534
Benefit payments                       (9,900)               -           (5,981)               -         (611,392)        (590,814)
Payments on termination                (4,734)          (9,196)         (39,313)         (83,651)      (7,667,273)      (5,656,014)
Contract maintenance charge              (131)            (137)            (152)            (147)         (20,317)         (23,498)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (642)          (6,367)          21,629          624,176          181,198       (1,082,719)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (11,407)         (15,700)         (22,617)         541,578       (8,109,955)      (7,317,511)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              24,615            9,278          362,573          717,222       (6,224,369)      (1,045,399)

NET ASSETS AT BEGINNING OF
PERIOD                                439,132          429,854        1,352,412          635,190       35,045,631       36,091,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       463,747  $       439,132  $     1,714,985  $     1,352,412  $    28,821,262  $    35,045,631
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              47,123           48,891          102,036           63,232        2,887,419        3,564,023
         Units issued                   1,866               20            3,019           52,531          356,447          952,439
         Units redeemed                (2,972)          (1,788)          (4,796)         (13,727)        (992,170)      (1,629,043)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        46,017           47,123          100,259          102,036        2,251,696        2,887,419
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Dividend                                                            European
                                           Growth                            Equity                            Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (194,645) $      (709,905) $    (5,578,912) $    (6,455,360) $       417,502  $      (287,685)
Net realized gains (losses)        34,762,181       34,431,116      (14,893,745)     (43,594,305)       9,504,835        5,996,178
Change in unrealized gains
   (losses)                         7,154,714      (12,212,508)      28,636,442      117,220,455       23,298,391        3,446,825
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          41,722,250       21,508,703        8,163,785       67,170,790       33,220,728        9,155,318
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              149,457          641,574           88,299          311,654           81,754           93,186
Benefit payments                  (17,611,190)     (20,492,849)     (11,322,755)     (13,614,301)      (3,886,315)      (3,529,703)
Payments on termination          (103,692,637)    (125,630,487)     (84,430,736)     (81,372,706)     (29,320,390)     (31,311,170)
Contract maintenance charge          (253,499)        (342,911)        (209,754)        (264,224)         (66,528)         (80,131)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (26,332,358)     (26,711,086)     (20,497,074)     (23,717,032)      (3,493,874)      (7,063,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                  (147,740,227)    (172,535,759)    (116,372,020)    (118,656,609)     (36,685,353)     (41,891,013)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                        (106,017,977)    (151,027,056)    (108,208,235)     (51,485,819)      (3,464,625)     (32,735,695)

NET ASSETS AT BEGINNING OF
   PERIOD                         545,558,656      696,585,712      459,942,638      511,428,457      134,884,730      167,620,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   439,540,679  $   545,558,656  $   351,734,403  $   459,942,638  $   131,420,105  $   134,884,730
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          18,423,901       22,317,303       13,231,478       14,403,240        5,072,356        5,979,048
         Units issued                 875,567        3,443,100          696,111        3,557,677          290,117        1,192,060
         Units redeemed            (5,429,191)      (7,336,502)      (3,797,598)      (4,729,439)      (1,441,146)      (2,098,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,870,277       18,423,901       10,129,991       13,231,478        3,921,327        5,072,356
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                       Global Dividend
                                          Advantage                          Growth                          High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (111,076) $      (227,628) $       962,856  $       420,227  $     1,667,077  $     2,266,856
Net realized gains (losses)           241,239         (492,157)      12,757,212        8,259,545       (5,213,819)      (9,067,585)
Change in unrealized gains
   (losses)                         2,401,932        1,559,470       15,206,142         (618,807)       5,704,225        7,034,299
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,532,095          839,685       28,926,210        8,060,965        2,157,483          233,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,330           24,966          131,666          199,391           25,076           28,852
Benefit payments                     (435,918)        (465,953)      (5,768,065)      (5,601,934)      (1,121,071)      (1,693,220)
Payments on termination            (3,852,317)      (3,731,902)     (35,074,220)     (33,323,016)      (5,810,878)      (6,618,705)
Contract maintenance charge            (9,582)         (12,305)         (76,085)         (95,096)         (19,275)         (26,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (277,265)        (947,581)      (3,659,441)        (753,176)      (2,411,229)      (5,207,627)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,573,752)      (5,132,775)     (44,446,145)     (39,573,831)      (9,337,377)     (13,516,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (2,041,657)      (4,293,090)     (15,519,935)     (31,512,866)      (7,179,894)     (13,283,173)

NET ASSETS AT BEGINNING OF
   PERIOD                          17,769,443       22,062,533      169,963,196      201,476,062       33,636,251       46,919,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    15,727,786  $    17,769,443  $   154,443,261  $   169,963,196  $    26,456,357  $    33,636,251
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,048,111        2,663,791        8,403,349       10,007,898        2,985,855        3,955,631
         Units issued                 170,530          299,188          611,588        1,562,526          194,148        1,543,771
         Units redeemed              (662,913)        (914,868)      (2,628,125)      (3,167,075)        (965,306)      (2,513,547)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,555,728        2,048,111        6,386,812        8,403,349        2,214,697        2,985,855
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                       Income Builder                      Information                        Duration
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005          2006 (ae)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       404,989  $       499,691  $       (18,164) $       (48,667) $     1,180,617  $     1,110,105
Net realized gains (losses)         1,342,172        1,300,152           26,231           66,883         (595,568)        (733,148)
Change in unrealized gains
   (losses)                         2,260,939          343,851         (174,048)        (113,489)         398,998         (202,310)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,008,100        2,143,694         (165,981)         (95,273)         984,047          174,647
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,027           53,550            3,003            3,571           25,820           34,039
Benefit payments                   (1,154,484)      (1,309,571)         (36,961)         (93,670)      (1,165,512)      (1,114,883)
Payments on termination            (8,185,181)      (9,891,921)        (221,267)        (637,969)      (9,882,177)     (10,378,784)
Contract maintenance charge           (15,597)         (20,358)            (780)          (1,779)         (15,587)         (20,513)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                991,258         (292,436)      (2,510,401)        (333,130)       1,816,067        1,757,924
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,344,977)     (11,460,736)      (2,766,406)      (1,062,977)      (9,221,389)      (9,722,217)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (4,336,877)      (9,317,042)      (2,932,387)      (1,158,250)      (8,237,342)      (9,547,570)

NET ASSETS AT BEGINNING OF
   PERIOD                          37,100,776       46,417,818        2,932,387        4,090,637       40,508,495       50,056,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,763,899  $    37,100,776  $             -  $     2,932,387  $    32,271,153  $    40,508,495
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,399,004        3,118,398          619,357          859,104        3,544,809        4,394,767
         Units issued                 281,739          557,091           72,085          445,644          606,896        1,273,588
         Units redeemed              (787,797)      (1,276,485)        (691,442)        (685,391)      (1,401,446)      (2,123,546)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,892,946        2,399,004                -          619,357        2,750,259        3,544,809
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Quality Income
                                        Money Market                          Plus                          S&P 500 Index
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     4,118,902  $     1,957,546  $     7,177,663  $     9,193,404  $       142,206  $       215,878
Net realized gains (losses)                 -                -       (1,418,560)         478,618        4,617,543        2,843,899
Change in unrealized gains
   (losses)                                 -                -        1,029,568       (4,906,056)       6,279,572         (285,738)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,118,902        1,957,546        6,788,671        4,765,966       11,039,321        2,774,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              169,174        6,589,562           86,339          197,983          101,505           75,793
Benefit payments                  (11,900,489)     (18,283,518)      (8,176,248)      (9,658,620)      (2,400,915)      (2,884,173)
Payments on termination           (57,654,294)     (54,687,814)     (37,661,706)     (46,361,159)     (23,044,197)     (19,117,194)
Contract maintenance charge           (61,080)         (75,983)         (77,418)        (106,447)         (45,155)         (58,943)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             55,568,304       31,746,975       (9,661,452)      (5,792,565)      (4,431,405)      (7,044,487)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,878,385)     (34,710,778)     (55,490,485)     (61,720,808)     (29,820,167)     (29,029,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (9,759,483)     (32,753,232)     (48,701,814)     (56,954,842)     (18,780,846)     (26,254,965)

NET ASSETS AT BEGINNING OF
   PERIOD                         134,038,666      166,791,898      219,645,032      276,599,874       96,740,967      122,995,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   124,279,183  $   134,038,666  $   170,943,218  $   219,645,032  $    77,960,121  $    96,740,967
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,493,953       11,900,148        9,928,902       12,316,437        9,062,575       11,739,674
         Units issued               7,636,903       25,142,676          655,636        2,562,798          711,248        2,036,019
         Units redeemed            (8,497,048)     (27,548,871)      (3,214,918)      (4,950,333)      (3,348,643)      (4,713,118)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,633,808        9,493,953        7,369,620        9,928,902        6,425,180        9,062,575
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Morgan Stanley
                                   Morgan Stanley Variable           Morgan Stanley Variable            Variable Investment
                                      Investment Series                Investment Series               Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                             Aggressive
                                                                                                               Equity
                                         Strategist                        Utilities                      (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     3,038,735  $     1,593,742  $       883,493  $     1,381,272  $      (517,455) $      (443,968)
Net realized gains (losses)        25,722,573       32,318,060        3,196,079          919,750        1,170,960          583,389
Change in unrealized gains
   (losses)                         3,440,853      (15,504,326)      18,557,451       16,799,073          982,649        4,746,447
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          32,202,161       18,407,476       22,637,023       19,100,095        1,636,154        4,885,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              117,638          216,596           69,838          138,862          435,406          435,579
Benefit payments                   (7,419,152)     (10,616,198)      (5,558,120)      (5,510,788)        (163,210)        (305,613)
Payments on termination           (50,505,900)     (55,851,023)     (23,863,272)     (25,606,311)      (2,381,447)      (2,269,344)
Contract maintenance charge          (107,048)        (134,587)         (63,075)         (78,702)         (31,527)         (27,454)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (3,853,030)      (6,048,431)      (4,880,078)      (2,038,940)       2,369,404         (284,612)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (61,767,492)     (72,433,643)     (34,294,707)     (33,095,879)         228,626       (2,451,444)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (29,565,331)     (54,026,167)     (11,657,684)     (13,995,784)       1,864,780        2,434,424

NET ASSETS AT BEGINNING OF
   PERIOD                         271,309,483      325,335,650      143,844,150      157,839,934       28,565,304       26,130,880
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   241,744,152  $   271,309,483  $   132,186,466  $   143,844,150  $    30,430,084  $    28,565,304
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          10,340,403       12,349,042        6,612,354        7,513,044        2,998,642        3,342,064
         Units issued                 562,314        1,806,588          434,126        1,461,255          542,561          533,924
         Units redeemed            (2,654,872)      (3,815,227)      (1,862,090)      (2,361,945)        (553,738)        (877,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,247,845       10,340,403        5,184,390        6,612,354        2,987,465        2,998,642
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                    Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Dividend Growth                       Equity                        European Growth
                                      (Class Y Shares)                  (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (765,839) $      (850,513) $    (1,953,997) $    (1,901,409) $       (97,224) $      (291,868)
Net realized gains (losses)         3,428,806        2,112,658        2,712,236          465,205        1,685,261          809,193
Change in unrealized gains
   (losses)                         8,259,746        3,547,216        1,444,336       18,069,371        8,437,348        1,819,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          10,922,713        4,809,361        2,202,575       16,633,167       10,025,385        2,336,752
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits
Benefit payments                    1,374,178        3,988,138        3,813,370        6,119,363          362,219          355,555
Payments on termination            (1,990,244)      (2,137,182)      (1,384,532)      (1,279,306)        (373,813)        (428,561)
Contract maintenance charge       (10,252,569)      (8,694,149)      (9,142,207)      (8,059,966)      (3,038,802)      (2,988,470)
Transfers among the                  (158,275)        (158,303)        (188,122)        (171,032)         (55,102)         (51,960)
   sub-accounts and with the
   Fixed Account - net             (6,438,134)       5,124,123       (4,398,846)      (6,075,322)        (847,759)      (2,161,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,465,044)      (1,877,373)     (11,300,337)      (9,466,263)      (3,953,257)      (5,275,035)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (6,542,331)       2,931,988       (9,097,762)       7,166,904        6,072,128       (2,938,283)

NET ASSETS AT BEGINNING OF
   PERIOD                         135,624,543      132,692,555      119,286,717      112,119,813       38,367,145       41,305,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   129,082,212  $   135,624,543  $   110,188,955  $   119,286,717  $    44,439,273  $    38,367,145
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          11,696,485       11,890,791       12,194,766       13,667,459        3,837,856        4,429,086
         Units issued                 701,960        2,941,753        1,314,193        1,942,816          374,518          382,467
         Units redeemed            (2,197,448)      (3,136,059)      (2,731,645)      (3,415,509)        (727,624)        (973,697)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    10,200,997       11,696,485       10,777,314       12,194,766        3,484,750        3,837,856
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                   Morgan Stanley                    Morgan Stanley
                                     Variable Investment              Variable Investment               Variable Investment
                                    Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                      Global Dividend
                                          Advantage                          Growth                          High Yield
                                       (Class Y Shares)                 (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (123,326) $      (176,188) $        35,401  $      (184,103) $     1,542,533  $     1,859,149
Net realized gains (losses)           289,235           87,244        4,391,432        1,776,327         (341,073)        (300,897)
Change in unrealized gains
   (losses)                         1,383,493          540,600        7,970,462        1,391,678          864,928       (1,545,020)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,549,402          451,656       12,397,295        2,983,902        2,066,388           13,232
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               48,033           83,527        1,068,615        3,653,244           52,338          907,403
Benefit payments                      (79,712)         (70,141)        (949,328)        (759,572)        (419,164)        (374,490)
Payments on termination            (1,081,403)        (473,902)      (5,789,882)      (3,587,050)      (3,423,915)      (1,882,052)
Contract maintenance charge           (13,782)         (13,893)        (103,282)         (92,756)         (65,084)         (70,160)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (269,052)        (458,883)      (3,187,496)       1,262,122       (2,791,591)      (2,571,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,395,916)        (933,292)      (8,961,373)         475,988       (6,647,416)      (3,990,504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             153,486         (481,636)       3,435,922        3,459,890       (4,581,028)      (3,977,272)

NET ASSETS AT BEGINNING OF
   PERIOD                          10,387,438       10,869,074       69,330,669       65,870,779       33,289,469       37,266,741
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,540,924  $    10,387,438  $    72,766,591  $    69,330,669  $    28,708,441  $    33,289,469
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,189,886        1,301,803        5,317,014        5,319,315        4,277,712        4,910,422
         Units issued                  82,711           95,698          654,078        1,374,498          261,834          594,151
         Units redeemed              (236,180)        (207,615)      (1,299,726)      (1,376,799)      (1,167,258)      (1,226,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,036,417        1,189,886        4,671,366        5,317,014        3,372,288        4,277,712
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                     Morgan Stanley                   Morgan Stanley
                                     Variable Investment                Variable Investment              Variable Investment
                                   Series (Class Y Shares)            Series (Class Y Shares)          Series (Class Y Shares)
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                        Income Builder                     Information                        Duration
                                       (Class Y Shares)                 (Class Y Shares)                   (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (ae)          2005            2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       283,775  $       322,050  $       (71,758) $      (178,411) $     3,156,858  $     2,347,726
Net realized gains (losses)         1,403,215        1,099,286          278,310          108,299       (1,121,945)        (955,568)
Change in unrealized gains
   (losses)                         3,184,816          691,390         (800,973)        (293,214)         517,127       (1,679,973)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,871,806        2,112,726         (594,421)        (363,326)       2,552,040         (287,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               49,140        1,380,540            5,920           26,398        2,568,238        9,313,421
Benefit payments                     (830,432)        (580,716)          (7,585)         (70,207)      (2,296,450)      (1,545,724)
Payments on termination            (4,946,457)      (5,391,908)        (181,359)      (1,247,121)     (10,947,308)      (8,840,523)
Contract maintenance charge           (32,689)         (31,106)          (3,750)         (15,864)        (200,450)        (178,551)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                437,979         (171,196)      (8,254,968)      (2,056,972)      (1,590,795)       1,595,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,322,459)      (4,794,386)      (8,441,742)      (3,363,766)     (12,466,765)         343,988
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (450,653)      (2,681,660)      (9,036,163)      (3,727,092)      (9,914,725)          56,173

NET ASSETS AT BEGINNING OF
   PERIOD                          43,791,498       46,473,158        9,036,163       12,763,255      120,269,375      120,213,202
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    43,340,845  $    43,791,498  $             -  $     9,036,163  $   110,354,650  $   120,269,375
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,485,204        3,880,951        1,510,579        2,100,505       11,553,240       11,437,097
         Units issued                 389,372          604,663           80,535          105,276        1,693,913        4,044,895
         Units redeemed              (789,033)      (1,000,410)      (1,591,114)        (695,202)      (2,858,842)      (3,928,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,085,543        3,485,204                -        1,510,579       10,388,311       11,553,240
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                     Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Money Market                  Quality Income Plus                 S&P 500 Index
                                       (Class Y Shares)                  (Class Y Shares)                (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (ae)          2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,588,165  $       738,679  $     6,590,161  $     5,726,791  $      (456,672) $      (431,406)
Net realized gains (losses)                 -                -         (478,815)        (394,363)       4,963,028        2,369,755
Change in unrealized gains
   (losses)                                 -                -          975,021       (3,053,124)      15,181,098        1,962,399
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,588,165          738,679        7,086,367        2,279,304       19,687,454        3,900,748
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,711,630       23,887,561       17,407,665       34,683,937        9,319,299       14,267,724
Benefit payments                   (5,813,345)      (4,759,838)      (3,708,678)      (2,736,486)      (1,812,834)      (2,279,971)
Payments on termination           (20,455,783)     (11,069,478)     (13,480,028)     (10,752,857)     (16,745,815)      (9,306,355)
Contract maintenance charge          (268,209)        (180,571)        (373,629)        (229,539)        (290,984)        (230,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             22,106,947         (412,185)       6,734,632       (1,961,741)      (5,483,359)      (1,275,062)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,281,240        7,465,489        6,579,962       19,003,314      (15,013,693)       1,176,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           4,869,405        8,204,168       13,666,329       21,282,618        4,673,761        5,077,041

NET ASSETS AT BEGINNING OF
   PERIOD                          94,188,400       85,984,232      191,363,374      170,080,756      157,007,262      151,930,221
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    99,057,805  $    94,188,400  $   205,029,703  $   191,363,374  $   161,681,023  $   157,007,262
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,419,749        8,638,854       16,193,915       14,098,741       15,651,334       16,146,107
         Units issued              11,308,939       15,111,122        3,649,488        8,489,870        1,635,053        4,226,165
         Units redeemed           (11,071,173)     (14,330,227)      (2,847,634)      (6,394,696)      (3,295,759)      (4,720,938)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at
      end of period                 9,657,515        9,419,749       16,995,769       16,193,915       13,990,628       15,651,334
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Neuberger &
                                        Morgan Stanley                    Morgan Stanley          Berman Advisors
                                     Variable Investment               Variable Investment           Management
                                   Series (Class Y Shares)           Series (Class Y Shares)           Trust
                                         Sub-Account                       Sub-Account              Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                         Strategist                         Utilities
                                      (Class Y Shares)                  (Class Y Shares)            AMT Guardian
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005            2006              2005             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       659,020  $        21,929  $        43,043  $       125,059  $           (11)
Net realized gains (losses)         9,105,903        9,498,750          611,145          197,931              267
Change in unrealized gains
   (losses)                         1,879,094       (3,827,344)       4,655,700        3,468,439             (671)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,644,017        5,693,335        5,309,888        3,791,429             (415)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,719,607        4,315,203           38,436        1,228,150                -
Benefit payments                   (1,966,261)      (1,655,978)        (628,884)        (782,132)               -
Payments on termination            (8,126,688)      (6,540,381)      (2,594,871)      (1,869,621)          (9,416)
Contract maintenance charge          (104,758)         (88,574)         (28,207)         (26,273)               -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (177,083)      (2,858,313)        (826,573)         363,179                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (7,655,183)      (6,828,043)      (4,040,099)      (1,086,697)          (9,416)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,988,834       (1,134,708)       1,269,789        2,704,732           (9,831)

NET ASSETS AT BEGINNING OF
   PERIOD                          94,836,931       95,971,639       32,047,422       29,342,690            9,831
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    98,825,765  $    94,836,931  $    33,317,211  $    32,047,422  $             -
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,175,626        8,876,242        3,374,776        3,568,622              779
         Units issued                 874,831        1,360,956          237,136          805,841                -
         Units redeemed            (1,553,701)      (2,061,572)        (634,908)        (999,687)            (779)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     7,496,756        8,175,626        2,977,004        3,374,776                -
                              ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Neuberger & Berman                Neuberger & Berman                   Oppenheimer
                                  Advisors Management Trust         Advisors Management Trust          Variable Account Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         AMT Mid-Cap                                                         Oppenheimer
                                           Growth                          AMT Partners                        Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (276) $          (437) $        (1,279) $          (912) $        83,867  $        44,214
Net realized gains (losses)            (3,238)            (177)          21,220              443          650,932          625,293
Change in unrealized gains
   (losses)                             5,536            4,008           (5,453)          22,832           43,740         (401,284)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,022            3,394           14,488           22,363          778,539          268,223
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -                -                -           41,650            8,270
Benefit payments                            -                -                -                -         (141,878)        (154,022)
Payments on termination               (26,821)               -          (31,924)          (2,067)      (2,571,037)      (1,944,274)
Contract maintenance charge               (19)             (27)             (35)             (46)          (2,509)          (3,015)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     (1)               2              (34)            (950)        (485,595)         237,887
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (26,841)             (25)         (31,993)          (3,063)      (3,159,369)      (1,855,154)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (24,819)           3,369          (17,505)          19,300       (2,380,830)      (1,586,931)

NET ASSETS AT BEGINNING OF
   PERIOD                              31,637           28,268          159,206          139,906       10,497,328       12,084,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         6,818  $        31,637  $       141,701  $       159,206  $     8,116,498  $    10,497,328
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,259            2,261           11,420           11,661          807,868          947,560
         Units issued                       -                -                -                -           33,993           92,687
         Units redeemed                (1,827)              (2)          (2,219)            (241)        (259,244)        (232,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           432            2,259            9,201           11,420          582,617          807,868
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                         Oppenheimer
                                            Capital                        Oppenheimer                         Global
                                         Appreciation                       Core Bond                        Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (128,539) $       (60,029) $       180,504  $       201,416  $       (34,932) $       (32,964)
Net realized gains (losses)           111,094          (60,779)         (13,439)           5,794        1,253,882          263,411
Change in unrealized gains
   (losses)                           829,438          599,247           (9,636)        (146,573)         579,562        1,138,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             811,993          478,439          157,429           60,637        1,798,512        1,369,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              164,250          146,357           29,680           83,774          114,637          220,148
Benefit payments                      (75,415)        (206,922)         (12,669)          (4,285)         (42,487)         (39,722)
Payments on termination            (1,820,949)      (1,309,362)        (665,750)        (668,774)      (1,789,242)      (1,164,262)
Contract maintenance charge            (8,262)          (9,380)          (2,158)          (2,524)          (6,785)          (6,900)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (255,029)        (348,795)         (51,604)         (88,325)          47,518          222,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,995,405)      (1,728,102)        (702,501)        (680,134)      (1,676,359)        (768,592)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,183,412)      (1,249,663)        (545,072)        (619,497)         122,153          600,773

NET ASSETS AT BEGINNING OF
   PERIOD                          13,703,699       14,953,362        4,633,913        5,253,410       12,029,272       11,428,499
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,520,287  $    13,703,699  $     4,088,841  $     4,633,913  $    12,151,425  $    12,029,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,367,640        1,552,405          347,149          398,566          731,408          787,744
         Units issued                  63,147           89,876           10,399           21,403           67,680           87,999
         Units redeemed              (260,051)        (274,641)         (62,715)         (72,820)        (163,846)        (144,335)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,170,736        1,367,640          294,833          347,149          635,242          731,408
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                        Oppenheimer                      Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                     Oppenheimer                            Oppenheimer                      Small Cap
                                     High Income                            Main Street                       Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       117,015  $       110,710  $       (19,475) $        (1,122) $       (54,165) $       (56,473)
Net realized gains (losses)                88           (3,979)         269,673           91,390          421,204          317,814
Change in unrealized gains
   (losses)                            31,377          (90,271)         847,716          332,629          224,374          107,086
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             148,480           16,460        1,097,914          422,897          591,413          368,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,473           15,483           31,131           31,819           41,088           92,071
Benefit payments                         (656)               -         (150,690)        (368,205)         (94,810)          (1,218)
Payments on termination              (230,177)        (198,821)      (2,012,346)      (1,427,349)        (462,551)        (335,532)
Contract maintenance charge            (1,055)          (1,188)          (4,044)          (4,575)          (3,955)          (4,111)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (12,566)          33,530          (70,768)         (37,143)         123,189          (82,292)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (222,981)        (150,996)      (2,206,717)      (1,805,453)        (397,039)        (331,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (74,501)        (134,536)      (1,108,803)      (1,382,556)         194,374           37,345

NET ASSETS AT BEGINNING OF
   PERIOD                           1,982,489        2,117,025        9,394,310       10,776,866        4,521,452        4,484,107
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,907,988  $     1,982,489  $     8,285,507  $     9,394,310  $     4,715,826  $     4,521,452
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             161,136          173,775          972,894        1,169,377          237,722          255,943
         Units issued                   6,620           15,447           60,367          118,559           30,899           26,625
         Units redeemed               (24,199)         (28,086)        (282,696)        (315,042)         (50,171)         (44,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       143,557          161,136          750,565          972,894          218,450          237,722
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Oppenheimer
                                         Oppenheimer                       Oppenheimer                  Variable Account Funds
                                    Variable Account Funds            Variable Account Funds            (Service Class ("SC"))
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                       Oppenheimer                       Oppenheimer
                                       MidCap Fund (af)                  Strategic Bond                     Balanced (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (40,119) $       (41,679) $       206,859  $       233,319  $       133,314  $       (35,798)
Net realized gains (losses)           (79,993)        (119,357)         134,319          127,235        2,244,461        1,710,958
Change in unrealized gains
   (losses)                           153,661          455,419           42,276         (268,184)       1,248,274         (902,672)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              33,549          294,383          383,454           92,370        3,626,049          772,488
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN  NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,732           16,434           11,324           17,907        2,441,476        5,459,076
Benefit payments                      (21,062)         (76,837)        (131,232)         (96,963)        (637,519)        (221,193)
Payments on termination              (411,606)        (229,720)      (1,521,032)        (983,007)      (2,611,389)      (1,639,684)
Contract maintenance charge            (1,065)          (1,210)          (1,855)          (2,059)        (129,797)        (121,994)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (47,918)         (35,237)         292,564          407,964         (526,728)         728,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (475,919)        (326,570)      (1,350,231)        (656,158)      (1,463,957)       4,204,849
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (442,370)         (32,187)        (966,777)        (563,788)       2,162,092        4,977,337

NET ASSETS AT BEGINNING OF
   PERIOD                           2,923,431        2,955,618        7,251,759        7,815,547       40,378,765       35,401,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,481,061  $     2,923,431  $     6,284,982  $     7,251,759  $    42,540,857  $    40,378,765
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             350,547          396,966          518,883          565,006        2,790,521        2,497,143
         Units issued                  15,938           24,975           56,846           67,254          501,502          785,196
         Units redeemed               (76,788)         (71,394)        (149,510)        (113,377)        (597,650)        (491,818)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       289,697          350,547          426,219          518,883        2,694,373        2,790,521
                              ===============  ===============  ===============  ===============  ===============  ===============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                    (Service Class ("SC"))           (Service Class ("SC"))            (Service Class ("SC"))
                                         Sub-Account                     Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                        Oppenheimer
                                           Capital                        Oppenheimer                         Global
                                      Appreciation (SC)                 Core Bond (SC)                    Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,080,727) $      (524,959) $       143,575  $        12,579  $      (313,459) $      (247,480)
Net realized gains (losses)         1,041,753          268,413          (41,041)          (3,657)       4,056,767        1,000,159
Change in unrealized gains
   (losses)                         4,300,852        2,564,471          689,784            8,498        2,170,402        3,147,996
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,261,878        2,307,925          792,318           17,420        5,913,710        3,900,675
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,007,353       22,498,633       15,707,054        4,169,598        4,850,001        5,884,845
Benefit payments                   (1,309,968)        (631,610)         (78,203)               -         (469,906)        (275,001)
Payments on termination            (5,530,625)      (2,309,023)        (877,570)         (99,715)      (2,412,621)      (1,421,204)
Contract maintenance charge          (225,536)        (128,753)         (26,840)          (4,859)        (106,662)         (90,016)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,912,439        6,371,507       10,160,078        1,927,641          201,885          302,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,853,663       25,800,754       24,884,519        5,992,665        2,062,697        4,400,864
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          11,115,541       28,108,679       25,676,837        6,010,085        7,976,407        8,301,539

NET ASSETS AT BEGINNING OF
   PERIOD                          68,185,162       40,076,483        6,697,469          687,384       36,191,671       27,890,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    79,300,703  $    68,185,162  $    32,374,306  $     6,697,469  $    44,168,078  $    36,191,671
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,122,406        3,108,517          657,772           67,996        1,930,885        1,671,393
         Units issued               1,982,787        2,862,008        3,155,439          676,015          702,441          741,404
         Units redeemed            (1,484,388)        (848,119)        (736,921)         (86,239)        (592,880)        (481,912)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,620,805        5,122,406        3,076,290          657,772        2,040,446        1,930,885
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                       Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                   (Service Class ("SC"))            (Service Class ("SC"))            (Service Class ("SC"))
                                        Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                        Oppenheimer                       Oppenheimer                        Small Cap
                                      High Income (SC)                  Main Street (SC)                     Growth (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,192,178  $     1,482,744  $      (747,854) $      (405,152) $      (815,894) $      (558,814)
Net realized gains (losses)           (72,762)          65,129        2,005,354          806,440        3,080,780        1,495,230
Change in unrealized gains
   (losses)                           706,477       (1,372,459)      11,585,942        2,705,596        3,632,966        2,147,228
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,825,893          175,414       12,843,442        3,106,884        5,897,852        3,083,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,156,982        6,655,416       21,212,066       25,184,311        8,091,447       10,775,593
Benefit payments                     (764,322)        (236,966)      (1,809,739)        (814,619)        (744,841)        (198,221)
Payments on termination            (3,221,752)      (1,868,825)      (6,555,943)      (2,992,484)      (2,776,580)      (1,449,713)
Contract maintenance charge          (139,294)        (116,871)        (317,967)        (208,473)        (167,373)        (116,135)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                648,796        1,811,506        4,614,639        4,842,278        1,480,628        1,921,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (319,590)       6,244,260       17,143,056       26,011,013        5,883,281       10,933,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,506,303        6,419,674       29,986,498       29,117,897       11,781,133       14,017,072

NET ASSETS AT BEGINNING OF
   PERIOD                          38,254,946       31,835,272       87,050,928       57,933,031       43,533,544       29,516,472
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,761,249  $    38,254,946  $   117,037,426  $    87,050,928  $    55,314,677  $    43,533,544
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,742,761        2,291,724        6,155,200        4,262,843        2,340,368        1,713,775
         Units issued                 594,513          897,919        2,835,136        2,832,132        1,017,086        1,008,901
         Units redeemed              (618,763)        (446,882)      (1,665,870)        (939,775)        (721,793)        (382,308)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,718,511        2,742,761        7,324,466        6,155,200        2,635,661        2,340,368
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds                PIMCO Advisors
                                   (Service Class ("SC"))            (Service Class ("SC"))           Variable Insurance Trust
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Oppenheimer                        Oppenheimer
                                    MidCap Fund (SC) (ag)              Strategic Bond (SC)                  OpCap Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (354,411) $      (259,636) $     2,939,206  $     2,001,100  $           (65) $          (111)
Net realized gains (losses)           559,878          371,111          294,829          342,083              273              466
Change in unrealized gains
   (losses)                           (98,425)       1,587,088        3,583,649       (1,444,898)             648             (254)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             107,042        1,698,563        6,817,684          898,285              856              101
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,274,690        4,351,751       14,108,228       31,236,134                -               60
Benefit payments                     (304,236)        (153,451)      (2,352,422)      (1,496,492)               -                -
Payments on termination            (1,251,108)        (579,780)      (8,722,625)      (4,477,199)               -                -
Contract maintenance charge           (67,691)         (20,253)        (391,360)        (254,253)             (20)             (20)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,162,354          472,005        9,045,709       10,091,090                3             (544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,814,009        4,040,272       11,687,530       35,099,280              (17)            (504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,921,051        5,738,835       18,505,214       35,997,565              839             (403)

NET ASSETS AT BEGINNING OF
   PERIOD                          19,532,381       13,793,546      114,446,116       78,448,551            9,377            9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,453,432  $    19,532,381  $   132,951,330  $   114,446,116  $        10,216  $         9,377
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,214,597          945,504        8,739,811        6,044,530              858              906
         Units issued                 439,444          494,019        2,987,348        4,117,768                -               10
         Units redeemed              (271,960)        (224,926)      (2,108,707)      (1,422,487)              (1)             (58)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,382,081        1,214,597        9,618,452        8,739,811              857              858
                              ===============  ===============  ===============  ===============  ===============  ===============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                 PIMVO Advisors
                                                                    Variable
                                       PIMCO Advisors              Insurance                   PIMCO
                                   Variable Insurance Trust          Trust           Variable Insurance Trust
                                        Sub-Account               Sub-Account               Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                        OpCap Small             PEA Science and
                                            Cap                    Technology               Foreign Bond
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005          2005 (al)       2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (31) $           (25) $            (2) $            44  $            22
Net realized gains (losses)               111              256              (82)              45               27
Change in unrealized gains
   (losses)                               321             (260)               3              (61)              29
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 401              (29)             (81)              28               78
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               42                -               72               66
Benefit payments                            -                -                -                -                -
Payments on termination                     -                -                -                -                -
Contract maintenance charge                (7)              (6)               -               (9)              (9)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                      2             (120)            (501)             125              529
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                            (5)             (84)            (501)             188              586
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 396             (113)            (582)             216              664

NET ASSETS AT BEGINNING OF
   PERIOD                               1,813            1,926              582            2,528            1,864
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         2,209  $         1,813  $             -  $         2,744  $         2,528
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 121              127               50              217              166
         Units issued                       -                3                -               17              101
         Units redeemed                     -               (9)             (50)               -              (50)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           121              121                -              234              217
                              ===============  ===============  ===============  ===============  ===============

(al) For the period beginning January 1, 2005, and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PIMCO            PIMCO
                                                                                                      Variable         Variable
                                           PIMCO                             PIMCO                   Insurance        Insurance
                                   Variable Insurance Trust          Variable Insurance Trust          Trust            Trust
                                        Sub-Account                      Sub-Account                Sub-Account      Sub-Account
                              --------------------------------  --------------------------------  ---------------  ---------------

                                                                                                     PIMCO VIT        PIMCO VIT
                                                                                                   Commodity Real      Emerging
                                                                          PIMCO Total                  Return        Markets Bond
                                        Money Market                        Return                    Strategy      (Admin Shares)
                              --------------------------------  --------------------------------  ---------------  ---------------

                                    2006             2005             2006             2005           2006 (x)         2006 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $           272  $           109  $           344  $           170  $        47,459  $         5,051
Net realized gains (losses)                 -                -               77              165            5,707            5,632
Change in unrealized gains
   (losses)                                 -                -              (88)            (265)        (120,909)          10,969
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 272              109              333               70          (67,743)          21,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               48            3,005            2,640          985,078          233,781
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -                -           (1,077)               -           (9,373)          (3,063)
Contract maintenance charge               (20)             (21)             (18)             (19)          (1,981)            (335)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     25           (8,956)             (17)           6,336        1,127,607          205,883
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                             5           (8,929)           1,893            8,957        2,101,331          436,266
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 277           (8,820)           2,226            9,027        2,033,588          457,918

NET ASSETS AT BEGINNING OF
   PERIOD                               8,901           17,721           10,322            1,295                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         9,178  $         8,901  $        12,548  $        10,322  $     2,033,588  $       457,918
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 891            1,796              893              113                -                -
         Units issued                       6              118              260              780          222,426           59,305
         Units redeemed                    (5)          (1,023)             (92)               -           (8,182)         (16,519)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           892              891            1,061              893          214,244           42,786
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO
                                  Variable        Variable
                                 Insurance       Insurance
                                   Trust            Trust             Putnam Variable Trust             Putnam Variable Trust
                                Sub-Account      Sub-Account               Sub-Account                      Sub-Account
                              ---------------  ---------------  --------------------------------  --------------------------------

                               PIMCO VIT Real  PIMCO VIT Total
                                  Return           Return                  VT American
                                 (Advisor        (Advisor                   Government                     VT Capital
                                 Shares)           Shares)                   Income                       Appreciation
                              ---------------  ---------------  --------------------------------  --------------------------------

                                  2006 (x)         2006 (x)          2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        17,137  $       121,021  $     1,496,871  $     1,167,858  $      (214,546) $      (158,367)
Net realized gains (losses)            42,035           60,040         (539,710)        (169,305)       2,168,935          568,817
Change in unrealized gains
   (losses)                           (71,786)          20,278          (82,313)      (1,025,733)        (266,950)         599,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (12,614)         201,339          874,848          (27,180)       1,687,439        1,009,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            1,019,042        7,145,563          133,505          313,171           64,536           85,263
Benefit payments                       (4,719)        (121,607)        (959,410)      (1,370,419)        (300,512)        (428,775)
Payments on termination              (135,887)        (141,407)      (6,674,195)      (6,611,521)      (1,982,236)      (2,046,064)
Contract maintenance charge              (814)          (4,291)         (87,599)         (95,603)         (31,761)         (31,962)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                933,339        4,951,140         (141,939)      (1,537,340)         (19,474)         882,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,810,961       11,829,398       (7,729,638)      (9,301,712)      (2,269,447)      (1,539,253)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,798,347       12,030,737       (6,854,790)      (9,328,892)        (582,008)        (529,255)

NET ASSETS AT BEGINNING OF
   PERIOD                                   -                -       56,674,048       66,002,940       16,847,059       17,376,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,347  $    12,030,737  $    49,819,258  $    56,674,048  $    16,265,051  $    16,847,059
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -                -        4,673,528        5,446,808        1,917,485        2,102,673
         Units issued                 241,319        1,575,196          902,355          742,395          345,488          338,845
         Units redeemed               (63,637)        (407,642)      (1,546,554)      (1,515,675)        (592,936)        (524,033)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       177,682        1,167,554        4,029,329        4,673,528        1,670,037        1,917,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust            Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Capital                       VT Discovery                    VT Diversified
                                        Opportunities                         Growth                           Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (97,937) $       (63,957) $      (235,656) $      (251,580) $     3,751,655  $     5,415,754
Net realized gains (losses)           845,182          113,744          875,764          672,644         (461,962)        (118,098)
Change in unrealized gains
   (losses)                           202,152          435,494          931,658          506,092          738,730       (3,809,839)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             949,397          485,281        1,571,766          927,156        4,028,423        1,487,817
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               16,274           32,248           95,444           99,687          233,650          252,414
Benefit payments                      (42,730)         (27,232)        (176,525)        (224,854)      (2,461,452)      (2,428,808)
Payments on termination            (1,002,400)        (420,157)      (1,608,092)      (1,808,479)     (11,234,981)      (9,310,100)
Contract maintenance charge           (16,910)          (9,545)         (43,106)         (47,168)        (116,666)        (120,670)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,967,151        2,863,042         (650,309)      (1,518,242)       5,714,029        5,160,579
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       921,385        2,438,356       (2,382,588)      (3,499,056)      (7,865,420)      (6,446,585)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,870,782        2,923,637         (810,822)      (2,571,900)      (3,836,997)      (4,958,768)

NET ASSETS AT BEGINNING
   OF PERIOD                        6,431,207        3,507,570       17,568,282       20,140,182       87,434,856       92,393,624
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,301,989  $     6,431,207  $    16,757,460  $    17,568,282  $    83,597,859  $    87,434,856
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             392,880          232,875        3,413,222        4,136,636        6,486,148        6,967,684
         Units issued                 296,953          417,392          313,785          161,113        1,415,438        1,356,591
         Units redeemed              (243,661)        (257,387)        (755,746)        (884,527)      (1,986,314)      (1,838,127)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       446,172          392,880        2,971,261        3,413,222        5,915,272        6,486,148
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT The George
                                         VT Equity                        Putnam Fund of                   VT Global Asset
                                          Income                              Boston                          Allocation
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (61,773) $      (106,050) $     2,513,104  $     1,382,290  $       479,085  $      (122,534)
Net realized gains (losses)         1,684,155          639,964       13,093,672        2,946,388          708,682          241,264
Change in unrealized gains
   (losses)                         3,535,067          613,147        5,762,238        1,559,617        3,754,142        1,795,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,157,449        1,147,061       21,369,014        5,888,295        4,941,909        1,914,158
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               36,985          117,055        9,412,920       13,417,953        5,472,707        5,302,084
Benefit payments                     (241,811)        (437,843)      (4,392,422)      (4,617,208)        (923,869)        (523,175)
Payments on termination            (3,686,618)      (2,045,211)     (29,835,742)     (20,672,515)      (4,272,755)      (2,525,796)
Contract maintenance charge           (55,389)         (45,798)        (392,598)        (380,578)         (89,825)         (63,920)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              7,083,429        8,318,801      (21,866,282)       8,225,068        7,100,422        4,508,124
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,136,596        5,907,004      (47,074,124)      (4,027,280)       7,286,680        6,697,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       8,294,045        7,054,065      (25,705,110)       1,861,015       12,228,589        8,611,475

NET ASSETS AT BEGINNING OF
   PERIOD                          28,455,812       21,401,747      237,197,140      235,336,125       39,385,857       30,774,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    36,749,857  $    28,455,812  $   211,492,030  $   237,197,140  $    51,614,446  $    39,385,857
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,057,424        1,610,885       19,864,360       20,326,024        3,354,876        2,842,429
         Units issued                 877,704          861,589        5,119,145        4,253,359        1,592,741        1,144,461
         Units redeemed              (668,317)        (415,050)      (8,977,823)      (4,715,023)      (1,034,962)        (632,014)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,266,811        2,057,424       16,005,682       19,864,360        3,912,655        3,354,876
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Global                       VT Growth and                       VT Growth
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (562,950) $      (292,901) $     1,091,909  $     1,295,310  $      (291,841) $      (179,247)
Net realized gains (losses)        (2,561,120)      (4,588,571)      27,530,163        6,144,198       (1,658,024)      (2,290,256)
Change in unrealized gains
   (losses)                        14,144,824        8,687,484       46,267,045       13,955,866        3,355,481        2,990,297
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,020,754        3,806,012       74,889,117       21,395,374        1,405,616          520,794
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               97,112          238,143        3,984,486        8,007,546           92,949          231,760
Benefit payments                   (1,008,696)        (702,676)     (10,996,580)     (12,217,020)        (396,753)        (298,825)
Payments on termination            (5,571,451)      (4,427,983)     (71,871,853)     (52,093,640)      (2,057,295)      (2,001,928)
Contract maintenance charge          (110,645)        (107,674)        (963,347)      (1,011,128)         (47,772)         (53,593)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                716,069       (1,891,096)     (23,404,566)     (16,665,644)      (1,151,742)      (1,616,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,877,611)      (6,891,286)    (103,251,860)     (73,979,886)      (3,560,613)      (3,739,397)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,143,143       (3,085,274)     (28,362,743)     (52,584,512)      (2,154,997)      (3,218,603)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,086,274       57,171,548      585,599,371      638,183,883       23,150,296       26,368,899
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    59,229,417  $    54,086,274  $   557,236,628  $   585,599,371  $    20,995,299  $    23,150,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,651,795        7,523,140       53,314,443       60,631,538        5,332,050        6,235,675
         Units issued                 807,169          446,884        3,735,700        5,285,915          580,373          626,254
         Units redeemed            (1,456,971)      (1,318,229)     (12,855,998)     (12,603,010)      (1,394,953)      (1,529,879)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,001,993        6,651,795       44,194,145       53,314,443        4,517,470        5,332,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Health
                                          Sciences                        VT High Yield                       VT Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (788,902) $    (1,050,454) $     5,963,236  $     6,501,089  $     5,927,277  $     3,499,745
Net realized gains (losses)         1,643,681          509,029         (533,536)        (219,508)        (509,297)       2,452,643
Change in unrealized gains
   (losses)                           (37,203)       9,257,489        2,753,335       (4,698,100)         879,751       (4,140,907)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             817,576        8,716,064        8,183,035        1,583,481        6,297,731        1,811,481
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              453,362          532,459        4,866,964        8,542,923       16,894,062       20,034,641
Benefit payments                   (1,300,280)        (982,721)      (1,908,347)      (1,677,255)      (5,332,620)      (4,259,423)
Payments on termination            (7,743,123)      (6,875,345)     (11,300,303)      (8,127,291)     (24,459,450)     (16,352,678)
Contract maintenance charge          (176,545)        (190,101)        (215,895)        (198,790)        (446,974)        (393,569)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (4,179,895)      (1,690,740)         344,601       (3,249,781)      12,683,838        6,049,514
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (12,946,481)      (9,206,448)      (8,212,980)      (4,710,194)        (661,144)       5,078,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,128,905)        (490,384)         (29,945)      (3,126,713)       5,636,587        6,889,966

NET ASSETS AT BEGINNING OF
   PERIOD                          79,355,426       79,845,810       97,236,665      100,363,378      208,385,928      201,495,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    67,226,521  $    79,355,426  $    97,206,720  $    97,236,665  $   214,022,515  $   208,385,928
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,508,299        7,306,429        7,309,655        7,789,568       17,575,202       16,891,247
         Units issued                 636,966          642,474        1,542,379        1,911,705        5,607,314        4,732,813
         Units redeemed            (1,700,597)      (1,440,604)      (2,209,976)      (2,391,618)      (5,431,790)      (4,048,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,444,668        6,508,299        6,642,058        7,309,655       17,750,726       17,575,202
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                               VT                                VT
                                             VT                           International                     International
                                        International                      Growth and                            New
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (2,697,577) $      (122,133) $      (123,626) $      (262,131) $       (28,349) $      (219,108)
Net realized gains (losses)        10,657,031        3,573,928        2,948,185        1,270,834        1,696,110         (139,590)
Change in unrealized gains
   (losses)                        60,869,323       22,235,438       12,125,140        5,528,462        6,683,064        5,211,017
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          68,828,777       25,687,233       14,949,699        6,537,165        8,350,825        4,852,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,840,509       10,854,126          169,606          184,776          201,750          125,961
Benefit payments                   (3,593,403)      (3,275,427)        (981,008)        (752,377)        (637,944)        (287,195)
Payments on termination           (29,916,834)     (19,256,171)      (7,344,267)      (4,324,154)      (4,007,808)      (2,373,037)
Contract maintenance charge          (564,893)        (458,760)        (121,973)         (96,619)        (104,947)         (89,437)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             16,503,315        7,536,441        9,022,804        4,928,166        1,655,235        3,775,978
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,731,306)      (4,599,791)         745,162          (60,208)      (2,893,714)       1,152,270
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          64,097,471       21,087,442       15,694,861        6,476,957        5,457,111        6,004,589

NET ASSETS AT BEGINNING OF
   PERIOD                         268,559,509      247,472,067       58,280,109       51,803,152       35,416,694       29,412,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   332,656,980  $   268,559,509  $    73,974,970  $    58,280,109  $    40,873,805  $    35,416,694
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period           22,597,319       23,291,551        4,420,308        4,426,765        3,636,393        3,533,180
         Units issued               5,098,918        5,458,452        1,367,784        1,118,362        1,661,650        1,300,564
         Units redeemed            (5,728,226)      (6,152,684)      (1,311,804)      (1,124,819)      (1,870,547)      (1,197,351)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    21,968,011       22,597,319        4,476,288        4,420,308        3,427,496        3,636,393
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT Mid Cap                         VT Money
                                        VT Investors                          Value                            Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,606,866) $      (584,099) $      (214,108) $      (138,938) $     3,468,481  $       921,604
Net realized gains (losses)        (2,300,098)      (5,667,742)       1,496,127          340,866                -                -
Change in unrealized gains
   (losses)                        23,613,015       18,148,940        1,082,688        1,231,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          19,706,051       11,897,099        2,364,707        1,433,805        3,468,481          921,604
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,148,088        3,095,657           60,733           48,194       25,712,800       29,348,044
Benefit payments                   (3,645,028)      (3,750,055)        (139,365)         (59,403)     (16,259,561)     (15,508,487)
Payments on termination           (20,386,373)     (14,557,091)      (2,229,807)      (1,129,474)     (27,637,506)     (19,570,805)
Contract maintenance charge          (340,997)        (333,705)         (36,177)         (22,133)        (378,776)        (231,822)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,837,281       (3,445,964)       3,946,788        7,354,656       65,981,016       26,947,623
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,387,029)     (18,991,158)       1,602,172        6,191,840       47,417,973       20,984,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,319,022       (7,094,059)       3,966,879        7,625,645       50,886,454       21,906,157

NET ASSETS AT BEGINNING OF
   PERIOD                         170,024,211      177,118,270       15,894,844        8,269,199       99,785,553       77,879,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   172,343,233  $   170,024,211  $    19,861,723  $    15,894,844  $   150,672,007  $    99,785,553
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          20,334,874       23,064,461          983,344          567,512        9,814,723        7,635,463
         Units issued               2,778,908        2,262,357          502,749          593,810       21,252,701       16,799,329
         Units redeemed            (5,059,145)      (4,991,944)        (402,980)        (177,978)     (16,585,058)     (14,620,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    18,054,637       20,334,874        1,083,113          983,344       14,482,366        9,814,723
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              VT OTC &
                                           VT New                                                             Emerging
                                        Opportunities                     VT New Value                         Growth
                              --------------------------------  --------------------------------  --------------------------------

                                   2006              2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,599,060) $    (1,536,542) $      (756,061) $      (940,516) $      (416,671) $      (428,834)
Net realized gains (losses)        (9,678,351)     (13,213,552)      18,588,341        3,218,400       (3,051,591)      (4,656,472)
Change in unrealized gains
   (losses)                        19,006,110       24,334,175        7,875,714        5,005,835        6,635,614        6,940,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,728,699        9,584,081       25,707,994        7,283,719        3,167,352        1,854,726
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                              424,118          465,676       18,287,730       21,773,158           91,118          112,542
Benefit payments                   (1,690,796)      (1,373,575)      (2,643,591)      (2,087,888)        (404,229)        (412,683)
Payments on termination           (12,006,356)      (9,137,469)     (17,475,579)     (11,459,065)      (3,305,652)      (2,652,105)
Contract maintenance charge          (285,795)        (304,150)        (413,760)        (320,775)         (86,445)         (89,263)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (6,199,881)      (6,173,980)       1,385,173       17,410,087         (849,702)      (2,220,422)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (19,758,710)     (16,523,498)        (860,027)      25,315,517       (4,554,910)      (5,261,931)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,030,011)      (6,939,417)      24,847,967       32,599,236       (1,387,558)      (3,407,205)

NET ASSETS AT BEGINNING OF
   PERIOD                         121,531,241      128,470,658      177,050,957      144,451,721       30,905,428       34,312,633
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   109,501,230  $   121,531,241  $   201,898,924  $   177,050,957  $    29,517,870  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          15,595,461       17,914,690       11,845,936       10,073,197        7,200,524        8,536,448
         Units issued               1,235,037        1,044,176        3,112,962        4,504,726          678,176          559,242
         Units redeemed            (3,669,685)      (3,363,405)      (3,092,123)      (2,731,987)      (1,620,283)      (1,895,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,160,813       15,595,461       11,866,775       11,845,936        6,258,417        7,200,524
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            VT Utilities
                                                                          VT Small Cap                       Growth and
                                         VT Research                          Value                            Income
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (721,372) $      (507,518) $    (1,878,308) $    (2,120,509) $       750,950  $       244,088
Net realized gains (losses)           328,561       (1,186,085)      27,397,789       20,740,466          814,086          (22,964)
Change in unrealized gains
   (losses)                         8,534,273        5,027,353       (1,552,239)     (10,103,190)       9,234,463        3,037,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           8,141,462        3,333,750       23,967,242        8,516,767       10,799,499        3,258,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              211,836          252,287          573,350          758,548           88,433          186,031
Benefit payments                   (1,410,110)      (1,655,806)      (1,895,516)      (2,247,523)      (1,577,655)      (1,237,340)
Payments on termination           (10,183,211)      (8,523,461)     (19,098,463)     (14,873,501)      (5,629,853)      (4,537,820)
Contract maintenance charge          (189,140)        (206,755)        (228,378)        (234,029)         (82,167)         (82,897)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,209,385)      (4,330,876)      (3,784,783)      (4,021,239)        (823,451)       2,716,923
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (16,780,010)     (14,464,611)     (24,433,790)     (20,617,744)      (8,024,693)      (2,955,103)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (8,638,548)     (11,130,861)        (466,548)     (12,100,977)       2,774,806          303,664

NET ASSETS AT BEGINNING OF
   PERIOD                          93,506,328      104,637,189      164,487,028      176,588,005       48,184,204       47,880,540
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    84,867,780  $    93,506,328  $   164,020,480  $   164,487,028  $    50,959,010  $    48,184,204
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,811,120       11,404,052        8,460,279        9,525,932        4,305,917        4,571,653
         Units issued                 845,630          925,600        1,044,019        1,322,680          628,539          988,887
         Units redeemed            (2,554,361)      (2,518,532)      (2,131,465)      (2,388,333)      (1,297,296)      (1,254,623)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,102,389        9,811,120        7,372,833        8,460,279        3,637,160        4,305,917
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Rydex Variable Trust
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Vista                         VT Voyager                         Rydex OTC
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,328,285) $    (1,333,683) $    (4,310,021) $    (2,671,093) $           (63) $           (41)
Net realized gains (losses)          (932,388)      (2,199,558)     (26,327,164)     (27,650,942)              58                1
Change in unrealized gains
   (losses)                         5,804,482       13,058,822       41,510,623       44,001,710              232              234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           3,543,809        9,525,581       10,873,438       13,679,675              227              194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              675,696        1,272,632        5,945,334        9,626,338            1,205              990
Benefit payments                   (1,070,685)      (1,396,689)      (5,701,842)      (4,767,489)               -                -
Payments on termination           (10,366,329)      (7,145,605)     (35,306,346)     (28,823,778)            (441)               -
Contract maintenance charge          (221,003)        (226,453)        (722,065)        (777,244)              (5)              (5)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (2,933,081)      (2,336,027)     (25,504,508)     (20,617,776)              (1)           2,416
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,915,402)      (9,832,142)     (61,289,427)     (45,359,949)             758            3,401
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (10,371,593)        (306,561)     (50,415,989)     (31,680,274)             985            3,595

NET ASSETS AT BEGINNING OF
    PERIOD                         97,783,452       98,090,013      354,384,662      386,064,936            3,650               55
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    87,411,859  $    97,783,452  $   303,968,673  $   354,384,662  $         4,635  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,918,521       11,017,958       41,526,539       47,856,676              291                4
         Units issued               1,123,476        1,265,438        3,714,948        5,138,979               97              287
         Units redeemed            (2,527,299)      (2,364,875)     (11,350,212)     (11,469,116)             (34)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,514,698        9,918,521       33,891,275       41,526,539              354              291
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                  Scudder           Scudder         Scudder
                                 Variable          Variable         Variable                STI Classic
                                 Series I          Series I        Series II              Variable Trust
                                Sub-Account      Sub-Account      Sub-Account               Sub-Account
                              ---------------  ---------------  ---------------  --------------------------------

                                21st Century
                                   Growth          Balanced         Growth           STI Capital Appreciation
                              ---------------  ---------------  ---------------  --------------------------------

                                 2005 (am)        2005 (an)        2005 (ao)           2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,875) $        76,728  $         4,724  $      (279,631) $      (437,166)
Net realized gains (losses)          (188,564)        (180,244)             331        1,067,397         (665,915)
Change in unrealized gains
   (losses)                           124,230           24,562          (30,107)       1,232,470           (1,988)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (66,209)         (78,954)         (25,052)       2,020,236       (1,105,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  634            5,368            1,172          181,628          179,051
Benefit payments                            -           (2,588)            (581)        (717,553)        (917,496)
Payments on termination               (15,648)         (84,398)         (41,732)      (8,332,825)     (10,043,794)
Contract maintenance charge                 -                -                -          (12,001)         (14,485)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (726,354)      (2,609,046)        (715,418)        (693,300)      (1,405,247)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (741,368)      (2,690,664)        (756,559)      (9,574,051)     (12,201,971)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (807,577)      (2,769,618)        (781,611)      (7,553,815)     (13,307,040)

NET ASSETS AT BEGINNING OF
   PERIOD                             807,577        2,769,618          781,611       28,571,983       41,879,023
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $             -  $             -  $    21,018,168  $    28,571,983
                              ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              93,940           24,067          102,416        1,599,353        2,222,499
         Units issued                   3,167           17,062              798           69,117          124,105
         Units redeemed               (97,107)        (257,738)        (103,214)        (548,089)        (747,251)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -                -                -        1,120,381        1,599,353
                              ===============  ===============  ===============  ===============  ===============

(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return
(ao) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          STI Classic                      STI Classic                       STI Classic
                                        Variable Trust                   Variable Trust                    Variable Trust
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                              STI                               STI                              STI
                                         International                      Investment                        Large Cap
                                             Equity                         Grade Bond                     Relative Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,882) $        48,847  $       301,834  $       331,062  $       (12,493) $       (28,396)
Net realized gains (losses)           274,883           39,760          (25,339)          64,440          580,082          165,862
Change in unrealized gains
   (losses)                           622,896          425,009          (10,388)        (296,730)         118,347          258,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             887,897          513,616          266,107           98,772          685,936          396,300
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              154,507          136,406          223,949          235,874           93,011          275,735
Benefit payments                      (18,907)         (90,991)        (224,377)        (285,480)         (19,271)        (153,248)
Payments on termination            (1,452,340)      (1,550,421)      (2,684,849)      (3,407,501)        (872,240)        (697,447)
Contract maintenance charge            (1,603)          (1,535)          (8,011)          (8,105)          (5,801)          (5,127)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (147,144)          (8,701)        (372,683)        (387,641)        (139,935)         245,241
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,465,487)      (1,515,242)      (3,065,971)      (3,852,853)        (944,236)        (334,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (577,590)      (1,001,626)      (2,799,864)      (3,754,081)        (258,300)          61,454

NET ASSETS AT BEGINNING OF
   PERIOD                           4,710,963        5,712,589       11,869,922       15,624,003        5,271,167        5,209,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,133,373  $     4,710,963  $     9,070,058  $    11,869,922  $     5,012,867  $     5,271,167
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             320,524          431,372          900,143        1,161,511          444,147          476,355
         Units issued                  18,619           41,558           66,826          103,290           24,316           82,764
         Units redeemed              (108,899)        (152,406)        (277,473)        (364,658)        (101,483)        (114,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       230,244          320,524          689,496          900,143          366,980          444,147
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         STI Classic                       STI Classic                      STI Classic
                                       Variable Trust                    Variable Trust                    Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                             STI                               STI                             STI
                                          Large Cap                          Mid-Cap                        Small Cap
                                         Value Equity                         Equity                       Value Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (4,178) $        53,297  $      (100,683) $      (112,755) $      (113,577) $      (107,129)
Net realized gains (losses)         1,511,224          507,543        1,114,077          211,114        3,627,372        2,422,530
Change in unrealized gains
   (losses)                         3,128,809           93,439         (201,482)       1,276,351       (2,081,522)      (1,266,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,635,855          654,279          811,912        1,374,710        1,432,273        1,048,571
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              175,968          224,482           49,123           88,269          849,155          383,361
Benefit payments                     (624,816)        (737,862)        (214,041)        (243,129)         (77,550)        (102,847)
Payments on termination            (8,554,755)      (8,062,278)      (2,554,169)      (3,034,224)      (2,697,982)      (2,305,711)
Contract maintenance charge           (11,256)         (12,595)          (4,244)          (4,806)          (7,935)          (5,048)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (629,109)        (582,896)        (229,497)        (135,087)        (144,105)        (213,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (9,643,968)      (9,171,149)      (2,952,828)      (3,328,977)      (2,078,417)      (2,243,822)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (5,008,113)      (8,516,870)      (2,140,916)      (1,954,267)        (646,144)      (1,195,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          27,022,613       35,539,483       10,605,933       12,560,200       10,667,563       11,862,814
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,014,500  $    27,022,613  $     8,465,017  $    10,605,933  $    10,021,419  $    10,667,563
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,457,862        1,932,543          639,429          821,992          526,460          641,326
         Units issued                  58,621          102,086           38,545           65,616           94,840           65,171
         Units redeemed              (505,175)        (576,767)        (197,532)        (248,179)        (181,956)        (180,037)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,011,308        1,457,862          480,442          639,429          439,344          526,460
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF
                                         Emerging                         Van Kampen UIF                   Van Kampen UIF
                                       Markets Equity                     Equity Growth                     Fixed Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (506,348) $      (564,172) $      (976,586) $      (710,092) $        50,095  $        43,660
Net realized gains (losses)         8,818,934        4,442,520          760,139         (944,224)          11,681           48,681
Change in unrealized gains
   (losses)                         8,893,578        9,202,058        1,325,591       10,095,394          (22,093)         (21,276)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          17,206,164       13,080,406        1,109,144        8,441,078           39,683           71,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              249,434          241,736          434,447          771,456              600              314
Benefit payments                   (1,099,232)        (643,206)      (1,455,169)      (1,138,120)         (16,529)        (676,708)
Payments on termination           (10,589,550)      (5,347,499)      (9,685,751)      (8,253,830)        (341,293)        (186,300)
Contract maintenance charge           (18,238)         (17,502)         (78,667)         (80,359)            (409)            (465)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              3,246,524        3,724,844          588,673       (2,512,639)          73,003            7,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,211,062)      (2,041,627)     (10,196,467)     (11,213,492)        (284,628)        (855,209)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,995,102       11,038,779       (9,087,323)      (2,772,414)        (244,945)        (784,144)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,052,083       43,013,304       67,276,261       70,048,675        2,108,252        2,892,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    63,047,185  $    54,052,083  $    58,188,938  $    67,276,261  $     1,863,307  $     2,108,252
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,778,024        3,919,663        7,009,647        8,272,109          174,805          245,523
         Units issued               1,030,062        2,328,572        1,154,808        1,971,933            6,467           69,419
         Units redeemed            (1,538,434)      (2,470,211)      (2,215,971)      (3,234,395)         (29,940)        (140,137)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,269,652        3,778,024        5,948,484        7,009,647          151,332          174,805
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Van Kampen UIF                                                     Van Kampen UIF
                                         Global Value                    Van Kampen UIF                     International
                                            Equity                         High Yield                          Magnum
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $            97  $          (170) $           549  $           (99) $      (566,414) $      (124,287)
Net realized gains (losses)             2,258              487           (4,037)          47,060        4,693,661        1,443,550
Change in unrealized gains
   (losses)                             6,505            1,666            4,057          (55,490)       3,729,396        1,725,734
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               8,860            1,983              569           (8,529)       7,856,643        3,044,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -               48               44          243,770          222,392
Benefit payments                            -                -                -                -         (554,489)        (536,088)
Payments on termination                (1,257)            (428)               -           (1,949)      (5,426,384)      (4,034,657)
Contract maintenance charge               (59)             (49)             (17)             (34)         (12,319)         (12,736)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                    (39)           3,795               37         (332,454)       3,951,152        1,967,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (1,355)           3,318               68         (334,393)      (1,798,270)      (2,393,343)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               7,505            5,301              637         (342,922)       6,058,373          651,654

NET ASSETS AT BEGINNING OF
   PERIOD                              46,722           41,421            8,090          351,012       34,680,149       34,028,495
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        54,227  $        46,722  $         8,727  $         8,090  $    40,738,522  $    34,680,149
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,976            3,707              636           27,466        3,464,574        3,705,420
         Units issued                       -              309                6               10          885,196        1,709,403
         Units redeemed                  (105)             (40)              (1)         (26,840)      (1,032,393)      (1,950,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,871            3,976              641              636        3,317,377        3,464,574
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                     U.S. Mid Cap                        U.S. Real
                                       Mid Cap Growth                         Value                            Estate
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (689,729) $      (613,598) $    (1,913,173) $    (1,844,809) $      (392,149) $      (280,666)
Net realized gains (losses)         5,343,664        2,748,337       23,829,644        8,692,229       13,558,564        8,573,082
Change in unrealized gains
   (losses)                        (1,984,782)       3,449,254        1,819,454        6,830,025        9,609,829        1,622,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,669,153        5,583,993       23,735,925       13,677,445       22,776,244        9,914,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              293,797          348,909          528,121          739,604          239,305          330,607
Benefit payments                     (614,118)        (675,318)      (2,124,635)      (2,033,395)      (1,442,912)      (1,591,440)
Payments on termination            (6,008,822)      (4,306,254)     (18,558,759)     (15,158,596)     (12,191,427)      (9,251,072)
Contract maintenance charge           (11,140)         (11,058)        (100,516)        (106,026)         (20,556)         (22,839)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,642,360        3,627,553         (609,860)          33,254         (580,611)      (1,947,877)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (3,697,923)      (1,016,168)     (20,865,649)     (16,525,159)     (13,996,201)     (12,482,621)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,028,770)       4,567,825        2,870,276       (2,847,714)       8,780,043       (2,568,151)

NET ASSETS AT BEGINNING OF
   PERIOD                          41,085,850       36,518,025      138,618,855      141,466,569       70,733,118       73,301,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,057,080  $    41,085,850  $   141,489,131  $   138,618,855  $    79,513,161  $    70,733,118
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,911,403        2,992,347       11,514,149       12,987,624        2,894,820        3,447,898
         Units issued                 786,090        1,857,755        1,389,167        3,126,070          445,890          635,111
         Units redeemed            (1,055,208)      (1,938,699)      (2,999,308)      (4,599,545)        (944,202)      (1,188,189)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,642,285        2,911,403        9,904,008       11,514,149        2,396,508        2,894,820
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal              The Universal Institutional       The Universal Institutional
                                  Institutional Funds, Inc.          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                       Emerging                          Emerging
                                            Value                    Markets Debt (Class II)          Markets Equity (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           517  $          (771) $     1,999,653  $     1,241,864  $      (266,743) $      (190,777)
Net realized gains (losses)            43,894           24,953          575,257          405,390        1,778,274        1,057,907
Change in unrealized gains
   (losses)                             2,299          (14,187)        (146,605)         501,823        6,888,338        3,437,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              46,710            9,995        2,428,305        2,149,077        8,399,869        4,304,800
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -              750        3,280,270        4,983,155        5,296,424        7,741,123
Benefit payments                            -                -         (184,157)        (243,067)        (136,711)         (57,719)
Payments on termination               (52,354)         (28,099)      (1,408,025)        (842,598)      (1,499,562)        (795,266)
Contract maintenance charge              (174)            (208)        (101,367)         (74,290)        (103,277)         (39,190)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  1,149           27,023          130,236        2,410,786        1,640,645        1,726,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (51,379)            (534)       1,716,957        6,233,986        5,197,519        8,575,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (4,669)           9,461        4,145,262        8,383,063       13,597,388       12,880,400

NET ASSETS AT BEGINNING OF
   PERIOD                             346,679          337,218       25,553,795       17,170,732       21,347,870        8,467,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       342,010  $       346,679  $    29,699,057  $    25,553,795  $    34,945,258  $    21,347,870
                              ===============  ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              25,837           25,430        1,663,103        1,247,997          902,850          471,307
         Units issued                     399            2,903          492,525          863,026          390,017        1,186,049
         Units redeemed                (4,040)          (2,496)        (400,880)        (447,920)        (197,851)        (754,506)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        22,196           25,837        1,754,748        1,663,103        1,095,016          902,850
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional       The Universal Institutional
                                    Funds, Inc. (Class II)           Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                                                      Van Kampen UIF
                                         Equity and                      Van Kampen UIF                        Global
                                      Income (Class II)             Equity Growth (Class II)            Franchise (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (357,167) $      (401,526) $      (324,622) $      (236,088) $      (257,268) $      (905,950)
Net realized gains (losses)         2,973,316          876,098          819,551          428,708        4,042,433        1,052,012
Change in unrealized gains
   (losses)                         5,208,177        2,271,605         (214,105)       2,336,944       13,184,322        5,001,853
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,824,326        2,746,177          280,824        2,529,564       16,969,487        5,147,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           14,385,394       23,987,890          738,261        2,580,542       22,426,308       26,965,969
Benefit payments                   (1,640,127)        (421,538)        (678,927)        (288,283)      (1,130,074)        (587,070)
Payments on termination            (4,080,596)      (1,437,751)      (1,544,613)        (779,222)      (5,243,293)      (2,199,764)
Contract maintenance charge          (157,600)         (68,899)         (45,463)         (45,073)        (304,664)        (142,413)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              8,636,036       10,693,946         (296,095)        (310,164)       6,950,360       12,551,276
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    17,143,107       32,753,648       (1,826,837)       1,157,800       22,698,637       36,587,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          24,967,433       35,499,825       (1,546,013)       3,687,364       39,668,124       41,735,913

NET ASSETS AT BEGINNING OF
   PERIOD                          58,795,881       23,296,056       20,355,081       16,667,717       74,280,344       32,544,431
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    83,763,314  $    58,795,881  $    18,809,068  $    20,355,081  $   113,948,468  $    74,280,344
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           4,724,767        1,934,754        1,530,368        1,410,716        5,283,768        2,482,136
         Units issued               3,989,162        4,522,725          516,487          661,917        2,799,723        4,945,236
         Units redeemed            (2,653,322)      (1,732,712)        (661,904)        (542,265)      (1,190,098)      (2,143,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,060,607        4,724,767        1,384,951        1,530,368        6,893,393        5,283,768
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                               The Universal
                               Institutional
                                 Funds, Inc.      The Universal Institutional       The Universal Institutional
                                 (Class II)          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                Sub-Account                Sub-Account                       Sub-Account
                              ---------------  --------------------------------  --------------------------------

                                 Van Kampen
                                  UIF Int'l                                              Van Kampen UIF
                               Growth Equity            Van Kampen UIF                    Small Company
                                 (Class II)        Mid Cap Growth (Class II)            Growth (Class II)
                              ---------------  --------------------------------  --------------------------------

                                  2006 (ah)        2006 (x)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (16,501) $      (715,142) $      (499,484) $      (483,345) $      (436,358)
Net realized gains (losses)            13,773        3,712,719        1,394,167        3,211,792          896,154
Change in unrealized gains
   (losses)                           377,889          167,943        3,561,929         (146,114)       2,220,261
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             375,161        3,165,520        4,456,612        2,582,333        2,680,057
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,694,057       11,276,357        9,773,885        1,353,937        2,436,414
Benefit payments                     (102,096)        (323,179)        (222,218)        (484,666)        (309,845)
Payments on termination               (12,353)      (2,661,477)      (1,196,082)      (1,928,363)      (1,052,040)
Contract maintenance charge            (1,734)        (138,748)         (86,686)        (100,052)         (96,747)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                811,891        3,273,120        1,290,449       (1,299,785)        (108,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,389,765       11,426,073        9,559,348       (2,458,929)         869,318
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,764,926       14,591,593       14,015,960          123,404        3,549,375

NET ASSETS AT BEGINNING OF
   PERIOD                                   -       35,035,239       21,019,279       27,467,554       23,918,179

                              ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,764,926  $    49,626,832  $    35,035,239  $    27,590,958  $    27,467,554
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -        1,948,644        1,348,333        1,559,590        1,507,123
         Units issued                 416,473        1,785,201        1,920,891          321,968          586,835
         Units redeemed               (65,638)        (698,987)      (1,320,580)        (456,746)        (534,368)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       350,835        3,034,858        1,948,644        1,424,812        1,559,590
                              ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional             Van Kampen Life
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Investment Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                   Van Kampen UIF
                                        U.S. Mid Cap                       U.S. Real
                                      Value (Class II)                 Estate (Class II)                    LIT Comstock
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,058,192) $      (717,551) $      (692,383) $      (373,854) $        56,357  $      (299,835)
Net realized gains (losses)        10,092,338        1,607,747       12,611,326        5,332,414       10,525,160        7,271,007
Change in unrealized gains
   (losses)                         3,425,243        4,312,502       19,161,802        6,168,507        3,962,999       (3,659,429)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,459,389        5,202,698       31,080,745       11,127,067       14,544,516        3,311,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,221,679       15,862,014       12,858,347       18,333,561          343,491          545,787
Benefit payments                   (1,200,360)        (362,863)        (894,450)        (489,387)      (1,960,309)      (1,751,734)
Payments on termination            (4,141,843)      (1,646,525)      (5,647,992)      (3,373,155)     (22,266,296)     (16,430,117)
Contract maintenance charge          (248,975)        (161,259)        (363,065)        (251,388)         (44,679)         (50,523)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,400,028        2,871,980       (6,005,389)        (465,047)       2,247,280       21,192,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     8,030,529       16,563,347          (52,549)      13,754,584      (21,680,513)       3,505,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          20,489,918       21,766,045       31,028,196       24,881,651       (7,135,997)       6,817,425

NET ASSETS AT BEGINNING OF
   PERIOD                          60,801,190       39,035,145       87,616,718       62,735,067      113,318,834      106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    81,291,108  $    60,801,190  $   118,644,914  $    87,616,718  $   106,182,837  $   113,318,834
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,854,542        2,709,092        4,153,868        3,416,901        9,040,553        8,735,617
         Units issued               1,541,930        2,720,642        1,078,358        2,483,424        1,378,010        4,254,315
         Units redeemed              (971,808)      (1,575,192)      (1,094,791)      (1,746,457)      (3,027,802)      (3,949,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     4,424,664        3,854,542        4,137,435        4,153,868        7,390,761        9,040,553
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Van Kampen Life                   Van Kampen Life                  Van Kampen Life
                                       Investment Trust                  Investment Trust                 Investment Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            LIT Money
                                        LIT Government                        Market                      Strat Growth I (ai)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,178  $        52,552  $        83,208  $        37,667  $      (917,901) $      (908,986)
Net realized gains (losses)            (8,050)              42                -                -       (3,911,659)      (6,090,814)
Change in unrealized gains
   (losses)                             3,042          (10,578)               -                -        5,476,960       10,975,234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              42,170           42,016           83,208           37,667          647,400        3,975,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               29,500           10,886           29,598           19,056          117,343          242,681
Benefit payments                       (5,751)               -           (9,105)         (72,676)      (1,317,374)      (1,151,614)
Payments on termination              (454,189)        (195,059)      (1,218,491)        (230,469)     (10,649,467)      (9,171,047)
Contract maintenance charge              (852)            (984)          (9,846)         (11,241)         (44,423)         (55,655)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                377,909         (216,805)       1,095,041          738,085       (5,995,331)      (6,766,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (53,383)        (401,962)        (112,803)         442,755      (17,889,252)     (16,901,666)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (11,213)        (359,946)         (29,595)         480,422      (17,241,852)     (12,926,232)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,637,127        1,997,073        2,960,581        2,480,159       68,989,574       81,915,806
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,625,914  $     1,637,127  $     2,930,986  $     2,960,581  $    51,747,722  $    68,989,574
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             145,861          181,800          272,700          231,463        7,916,041        9,614,470
         Units issued                  60,258            8,118          178,712          197,140          495,653        1,747,133
         Units redeemed               (63,919)         (44,057)        (188,294)        (155,903)      (2,384,792)      (3,445,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       142,200          145,861          263,118          272,700        6,026,902        7,916,041
                              ===============  ===============  ===============  ===============  ===============  ===============

(ai) Previously known as LIT Emerging Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Van Kampen                       Van Kampen                      Van Kampen
                                        Life Investment                  Life Investment                 Life Investment
                                        Trust (Class II)                 Trust (Class II)                Trust (Class II)
                                          Sub-Account                      Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          LIT Aggressive                   LIT Comstock                   LIT Growth and
                                        Growth (Class II)                   (Class II)                   Income (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (394,031) $      (369,272) $    (1,500,077) $    (2,391,341) $    (1,155,764) $    (1,135,014)
Net realized gains (losses)         2,541,104          489,367       26,740,375       12,095,847       13,319,030        4,938,775
Change in unrealized gains
   (losses)                        (1,466,903)       1,834,989       19,295,277       (1,599,737)       9,201,401        6,088,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             680,170        1,955,084       44,535,575        8,104,769       21,364,667        9,892,524
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              345,396          909,403       27,115,674       66,544,104       16,086,756       29,556,707
Benefit payments                     (344,751)        (160,770)      (4,862,130)      (2,904,246)      (2,497,238)      (1,015,936)
Payments on termination            (1,366,846)      (1,160,316)     (23,354,908)     (14,538,226)     (10,001,941)      (5,066,716)
Contract maintenance charge           (63,662)         (63,783)        (753,914)        (472,563)        (551,548)        (414,634)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (857,518)         964,118       (3,039,368)      24,120,339          372,909        5,721,573
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,287,381)         488,652       (4,894,646)      72,749,408        3,408,938       28,780,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,607,211)       2,443,736       39,640,929       80,854,177       24,773,605       38,673,518

NET ASSETS AT BEGINNING OF
   PERIOD                          23,586,897       21,143,161      317,127,980      236,273,803      147,127,980      108,454,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,979,686  $    23,586,897  $   356,768,909  $   317,127,980  $   171,901,585  $   147,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,820,915        1,773,832       23,944,803       18,304,250        9,457,634        7,526,566
         Units issued                 377,364        1,204,947        5,170,352       14,315,172        2,327,230        4,622,612
         Units redeemed              (560,399)      (1,157,864)      (5,459,218)      (8,674,619)      (2,113,251)      (2,691,544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,637,880        1,820,915       23,655,937       23,944,803        9,671,613        9,457,634
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Van Kampen                       Van Kampen
                                        Life Investment                 Life Investment
                                       Trust (Class II)                 Trust (Class II)
                                          Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------

                                           LIT Money
                                       Market (Class II)              Strat Growth II (aj)
                              --------------------------------  --------------------------------

                                    2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       738,710  $       213,297  $    (1,168,398) $    (1,122,442)
Net realized gains (losses)                 -                -        1,365,382          728,461
Change in unrealized gains
   (losses)                                 -                -          189,436        4,192,013
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             738,710          213,297          386,420        3,798,032
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,654,118       11,222,329        3,714,332        6,584,735
Benefit payments                   (1,815,526)      (1,695,174)        (909,703)        (802,262)
Payments on termination            (3,440,735)      (1,113,475)      (4,613,808)      (4,020,716)
Contract maintenance charge          (110,273)         (80,109)        (140,111)        (125,239)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                654,091        4,165,000       (1,659,789)        (644,141)
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (58,325)      12,498,571       (3,609,079)         992,377
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             680,385       12,711,868       (3,222,659)       4,790,409

NET ASSETS AT BEGINNING OF
   PERIOD                          30,361,706       17,649,838       68,764,653       63,974,244
                              ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,042,091  $    30,361,706  $    65,541,994  $    68,764,653
                              ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,044,840        1,783,788        6,957,992        7,133,955
         Units issued               2,346,171        2,532,404        1,095,176        1,588,489
         Units redeemed            (2,356,179)      (1,271,352)      (1,581,368)      (1,764,452)
                              ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,034,832        3,044,840        6,471,800        6,957,992
                              ===============  ===============  ===============  ===============

(aj) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life.

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, AIM Lifetime PlusSM II Variable Annuity, AIM Lifetime Enhanced ChoiceSM Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, and the AIM Lifetime PlusSM II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS           AIM VARIABLE INSURANCE FUNDS
        AIM V. I. Aggressive Growth            (CONTINUED)
           (Merged into AIM V. I.              AIM V. I. Mid Cap Core Equity
           Capital Appreciation on             AIM V. I. Money Market
           May 1, 2006)                        AIM V. I. Premier Equity
        AIM V. I. Basic Balanced                  (Merged into AIM V. I. Core
        AIM V. I. Basic Value                     Equity on May 1, 2006)
        AIM V. I. Blue Chip (Merged            AIM V. I. Technology
           into AIM V. I. Large Cap            AIM V. I. Utilities
           Growth on June 12, 2006)         AIM VARIABLE INSURANCE FUNDS SERIES
        AIM V. I. Capital Appreciation         II
        AIM V. I. Capital Development          AIM V. I. Aggressive Growth II
        AIM V. I. Core Equity                     (Merged into AIM V. I.
        AIM V. I. Demographic Trends              Capital Appreciation II on
           (Merged into AIM V. I.                 May 1, 2006)
           Capital Appreciation on             AIM V. I. Basic Balanced II
           November 3, 2006)                   AIM V. I. Basic Value II
        AIM V. I. Diversified Income           AIM V. I. Blue Chip II (Merged
        AIM V. I. Government                      into AIM V. I. Large Cap
           Securities                             Growth II on June 12, 2006)
        AIM V. I. Growth (Merged into          AIM V. I. Capital Appreciation
           AIM V. I. Capital                      II
           Appreciation on May 1,              AIM V. I. Capital Development
           2006)                                  II
        AIM V. I. High Yield                   AIM V. I. Core Equity II
        AIM V. I. International Growth         AIM V. I. Demographic Trends
        AIM V. I. Large Cap Growth                II (Merged into AIM V. I.
                                                  Capital Appreciation II on
                                                  November 3, 2006)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS SERIES    FIDELITY VARIABLE INSURANCE PRODUCTS
        II (CONTINUED)                         FUND (CONTINUED)
        AIM V. I. Diversified Income           VIP Contrafund
           II                                  VIP Equity-Income
        AIM V. I. Government                   VIP Growth
           Securities II                       VIP High Income
        AIM V. I. Growth II (Merged            VIP Index 500
           into AIM V. I. Capital              VIP Investment Grade Bond
           Appreciation II on May 1,           VIP Overseas
           2006)                            FIDELITY VARIABLE INSURANCE PRODUCTS
        AIM V. I. High Yield II                FUND (SERVICE CLASS 2)
        AIM V. I. International Growth         VIP Asset Manager Growth
           II                                     (Service Class 2)
        AIM V. I. Large Cap Growth II          VIP Contrafund (Service Class
        AIM V. I. Mid Cap Core Equity             2)
           II                                  VIP Equity-Income (Service
        AIM V. I. Money Market II                 Class 2)
        AIM V. I. Premier Equity II            VIP Freedom 2010 Portfolio
           (Merged into AIM Core                  (Service Class 2)
           Equity II on May 1, 2006)           VIP Freedom 2020 Portfolio
        AIM V. I. Technology II                   (Service Class 2)
        AIM V. I. Utilities II                 VIP Freedom 2030 Portfolio
     ALLIANCEBERNSTEIN VARIABLE PRODUCT           (Service Class 2)
        SERIES FUND                            VIP Freedom Growth Stock
        AllianceBernstein Growth                  Portfolio (Service Class 2)
        AllianceBernstein Growth &             VIP Freedom Income Portfolio
           Income                                 (Service Class 2)
        AllianceBernstein                      VIP Growth & Income (Service
           International Value                    Class 2)
        AllianceBernstein Large Cap            VIP Growth (Service Class 2)
           Growth                              VIP High Income (Service Class
        AllianceBernstein Small/Mid               2)
           Cap Value                           VIP Index 500 (Service
        AllianceBernstein Utility                 Class 2)
           Income                              VIP Investment Grade Bond
        AllianceBernstein Value                   (Service Class 2)
     AMERICAN CENTURY VARIABLE                    VIP Mid Cap (Service Class 2)
        PORTFOLIOS, INC.                          VIP Money Market (Service
        American Century VP Balanced              Class 2)
        American Century VP                    VIP Overseas (Service Class 2)
           International                    FRANKLIN TEMPLETON VARIABLE
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       INSURANCE PRODUCTS TRUST
        FUND, INC.                             Franklin Flex Cap Growth
        Dreyfus Socially Responsible              Securities
           Growth Fund                         Franklin Growth and Income
     DREYFUS STOCK INDEX FUND                     Securities
        Dreyfus Stock Index Fund               Franklin High Income Sec 2
     DREYFUS VARIABLE INVESTMENT FUND             (Previously known as
        VIF Growth & Income                    Franklin High Income)
        VIF Money Market                       Franklin Income Securities
        VIF Small Company Stock                Franklin Large Cap Growth
     DWS VARIABLE SERIES I                        Securities
        DWS VIP Bond A (Previously             Franklin Small Cap Value
           known as Bond)                         Securities
        DWS VIP Capital Growth A               Franklin Small-Mid Cap Growth
           (Previously known as                   Securities Franklin U.S.
           Capital Growth)                        Government
        DWS VIP Global Opportunities           Mutual Discovery
           (Previously known as Global         Mutual Shares Securities
           Discovery)                          Templeton Developing Markets
        DWS VIP Growth and Income A               Securities
           (Previously known as Growth         Templeton Foreign Securities
           & Income)                           Templeton Global Income
        DWS VIP International                     Securities
        DWS VIP Money Market A                 Templeton Growth Securities
           (Previously known as Money       GOLDMAN SACHS VARIABLE INSURANCE
           Market. Merged into DWS VIP            TRUST
           Money Market A II on                VIT Capital Growth
           November 3, 2006)                   VIT Growth and Income
     DWS VARIABLE SERIES II                    VIT International Equity
        DWS VIP Balanced A (Previously         VIT Mid Cap Value
           known as Total Return)              VIT Structured Small Cap
        DWS VIP Money Market A II                 Equity Fund (Previously
        DWS VIP Small Cap Growth A                known as VIT CORE Small Cap
           (Previously known as Small             Equity)
           Cap Growth)                         VIT Structured U. S. Equity
     FEDERATED INSURANCE SERIES                   Fund (Previously known as
        Federated Prime Money Fund II          VIT CORE U.S. Equity)
     FIDELITY VARIABLE INSURANCE PRODUCTS
        FUND
        VIP Contrafund

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES                     MORGAN STANLEY VARIABLE INVESTMENT
        Forty Portfolio                     SERIES (CLASS Y SHARES)
     JANUS ASPEN SERIES (SERVICE SHARES)       (CONTINUED)
        Foreign Stock (Service Shares)         Global Advantage (Class Y
        Worldwide Growth (Service                 Shares)
        Shares)*                               Global Dividend Growth (Class
     LAZARD RETIREMENT SERIES, INC.               Y Shares)
        Emerging Markets                       High Yield (Class Y Shares)
     LEGG MASON PARTNERS VARIABLE              Income Builder (Class Y
        PORTFOLIOS I, INC (PREVIOUSLY             Shares)
        KNOWN AS SALOMON BROTHERS              Information (Class Y Shares)
        VARIABLE SERIES FUNDS, INC.)              (Closed June 23, 2006)
        Legg Mason Variable All Cap            Limited Duration (Class Y
           Portfolio I (Previously                Shares)
           known as All Cap Fund)              Money Market (Class Y Shares)
        Legg Mason Variable Invest.               (Closed June 23, 2006)
           Portfolio I (Previously             Quality Income Plus (Class Y
           known as Investors)                    Shares)
     LORD ABBETT SERIES FUND                   S&P 500 Index (Class Y Shares)
        All Value                              Strategist (Class Y Shares)
        Bond-Debenture                         Utilities (Class Y Shares)
        Growth and Income                NEUBERGER & BERMAN ADVISORS
        Growth Opportunities                MANAGEMENT TRUST
        Mid-Cap Value                          AMT Guardian*
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
        MFS Emerging Growth                    AMT Partners
        MFS High Income                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS Investors Trust                    Oppenheimer Balanced
        MFS New Discovery                      Oppenheimer Capital
        MFS Research                              Appreciation
        MFS Research Bond                      Oppenheimer Core Bond
        MFS Utilities                          Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
        (SERVICE CLASS)                        Oppenheimer Main Street
        MFS Emerging Growth (Service           Oppenheimer Main Street Small
           Class)                                 Cap Growth
        MFS Investors Trust (Service           Oppenheimer MidCap Fund
           Class)                                 (Previously known as
        MFS New Discovery (Service             Oppenheimer Aggressive
           Class)                                 Growth)
        MFS Research (Service Class)           Oppenheimer Strategic Bond
        MFS Utilities (Service Class)    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MORGAN STANLEY VARIABLE INVESTMENT        (SERVICE CLASS ("SC"))
        SERIES                                 Oppenheimer Balanced (SC)
        Aggressive Equity                      Oppenheimer Capital
        Dividend Growth                           Appreciation (SC)
        Equity                                 Oppenheimer Core Bond (SC)
        European Growth                        Oppenheimer Global Securities
        Global Advantage                          (SC)
        Global Dividend Growth                 Oppenheimer High Income (SC)
        High Yield                             Oppenheimer Main Street (SC)
        Income Builder (Closed on June         Oppenheimer Main Street
           23, 2006)                              Small Cap Growth (SC)
        Information                            Oppenheimer MidCap Fund
        Limited Duration                          (Service Shares)
        Money Market                              (Previously known as
        Quality Income Plus                    Oppenheimer Aggressive
        S&P 500 Index                             Growth (SC))
        Strategist                             Oppenheimer Strategic Bond
        Utilities                                 (SC)
     MORGAN STANLEY VARIABLE INVESTMENT     PIMCO ADVISORS VARIABLE INSURANCE
        SERIES (CLASS Y SHARES)                TRUST
        Aggressive Equity (Class Y             OpCap Balanced
           Shares)                             OpCap Small Cap
        Dividend Growth (Class Y               PEA Science and Technology
           Shares)                                (Closed May 1, 2005)
        Equity (Class Y Shares)             PIMCO VARIABLE INSURANCE TRUST
        European Growth (Class Y               Foreign Bond
           Shares)                             Money Market
                                               PIMCO Total Return
                                               PIMCO VIT Commodity Real
                                                  Return Strategy

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST         STI CLASSIC VARIABLE TRUST
        (CONTINUED)                            (CONTINUED)
        PIMCO VIT Emerging Markets             STI Investment Grade Bond
           Bond                                STI Large Cap Relative Value
           (Admin Shares)                      STI Large Cap Value Equity
        PIMCO VIT Real Return (Advisor         STI Mid-Cap Equity
           Shares)                             STI Small Cap Value Equity
        PIMCO VIT Total Return           THE UNIVERSAL INSTITUTIONAL FUNDS,
           (Advisor Shares)                 INC.
     PUTNAM VARIABLE TRUST                     Van Kampen UIF Emerging
        VT American Government Income          Markets Equity
        VT Capital Appreciation                Van Kampen UIF Equity Growth
        VT Capital Opportunities               Van Kampen UIF Fixed Income
        VT Discovery Growth                    Van Kampen UIF Global Value
        VT Diversified Income                     Equity
        VT Equity Income                       Van Kampen UIF High Yield
        VT The George Putnam Fund of           Van Kampen UIF International
           Boston                                 Magnum
        VT Global Asset Allocation             Van Kampen UIF Mid Cap Growth
        VT Global Equity                       Van Kampen UIF U.S. Mid Cap
        VT Growth and Income                      Value
        VT Growth Opportunities                Van Kampen UIF U.S. Real
        VT Health Sciences                        Estate
        VT High Yield                          Van Kampen UIF Value
        VT Income                        THE UNIVERSAL INSTITUTIONAL FUNDS,
        VT International Equity                INC. (CLASS II)
        VT International Growth and            Van Kampen UIF Emerging
           Income                                 Markets Debt (Class II)
        VT International New                   Van Kampen UIF Emerging
           Opportunities                          Markets Equity (Class II)
        VT Investors                           Van Kampen UIF Equity and
        VT Mid Cap Value                          Income (Class II)
        VT Money Market                        Van Kampen UIF Equity Growth
        VT New Opportunities                      (Class II)
        VT New Value                           Van Kampen UIF Global
        VT OTC & Emerging Growth                  Franchise (Class II)
        VT Research                            Van Kampen UIF Int'l Growth
        VT Small Cap Value                        Equity (Class II)
        VT Utilities Growth and Income         Van Kampen UIF Mid Cap Growth
        VT Vista                                  (Class II)
        VT Voyager                             Van Kampen UIF Small Company
     RYDEX VARIABLE TRUST                         Growth (Class II)
        Rydex OTC                              Van Kampen UIF U.S. Mid Cap
     SCUDDER VARIABLE SERIES I                    Value (Class II)
        21st Century Growth (Merged            Van Kampen UIF U.S. Real
           into Small Cap Growth                 Estate (Class II)
           Sub-Account on April 29,      VAN KAMPEN LIFE INVESTMENT TRUST
           2005)                               LIT Comstock
        Balanced (Merged into Total            LIT Government
           Return on April 29, 2005)           LIT Money Market
     SCUDDER VARIABLE SERIES II                Strat Growth I (Previously
        Growth (Merged into Capital               known as LIT Emerging
           Growth on April 29, 2005)              Growth)
     STI CLASSIC VARIABLE TRUST             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation            (CLASS II)
        STI International Equity            LIT Aggressive Growth (Class
                                                  II)
                                               LIT Comstock (Class II)
                                               LIT Growth and Income (Class
                                                  II)
                                               LIT Money Market (Class II)
                                               Strat Growth II (Previously
                                                  known as LIT Emerging
                                                  Growth (Class II))

*Fund was available, but had no assets at December 31, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                     Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth (a)                            $       352,607
      AIM V. I. Basic Balanced                                         3,216,371
      AIM V. I. Basic Value                                            3,987,183
      AIM V. I. Blue Chip (b)                                            351,875
      AIM V. I. Capital Appreciation (a) (c) (d)                     115,838,482
      AIM V. I. Capital Development                                    3,203,052
      AIM V. I. Core Equity (e)                                      147,907,154
      AIM V. I. Demographic Trends (c)                                 1,075,898
      AIM V. I. Diversified Income                                     3,050,705
      AIM V. I. Government Securities                                  2,052,657
      AIM V. I. Growth (d)                                               559,192
      AIM V. I. High Yield                                             2,368,069
      AIM V. I. International Growth                                   9,293,066
      AIM V. I. Large Cap Growth (b) (f)                              18,884,651
      AIM V. I. Mid Cap Core Equity                                    7,719,779
      AIM V. I. Money Market                                          18,755,387
      AIM V. I. Premier Equity (e)                                     2,431,105
      AIM V. I. Technology                                             1,075,119
      AIM V. I. Utilities                                              2,488,561

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II (g)                                   5,510
      AIM V. I. Basic Balanced II                                        122,933
      AIM V. I. Basic Value II                                         1,363,366
      AIM V. I. Blue Chip II (h)                                           1,978
      AIM V. I. Capital Appreciation II (g) (i) (j)                    1,451,906
      AIM V. I. Capital Development II                                   160,366
      AIM V. I. Core Equity II (k)                                     5,095,304
      AIM V. I. Demographic Trends II (i)                                 37,875
      AIM V. I. Diversified Income II                                     97,814

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006
(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds
   Series II Sub-Accounts (continued):
      AIM V. I. Government Securities II                         $        77,077
      AIM V. I. Growth II (j)                                              8,143
      AIM V. I. High Yield II                                             71,784
      AIM V. I. International Growth II                                  491,507
      AIM V. I. Large Cap Growth II (f) (h)                              969,777
      AIM V. I. Mid Cap Core Equity II                                   921,393
      AIM V. I. Money Market II                                          813,422
      AIM V. I. Premier Equity II (k)                                     51,755
      AIM V. I. Technology II                                             11,005
      AIM V. I. Utilities II                                             254,410

Investments in the AllianceBernstein Variable Product
   Series Fund Sub-Accounts:
      AllianceBernstein Growth                                         9,420,658
      AllianceBernstein Growth & Income                               20,987,643
      AllianceBernstein International Value                           23,622,417
      AllianceBernstein Large Cap Growth                               8,596,917
      AllianceBernstein Small/Mid Cap Value                           10,506,736
      AllianceBernstein Utility Income                                 2,730,063
      AllianceBernstein Value                                          3,420,034

Investments in the American Century Variable Portfolios,
   Inc Sub-Accounts:
      American Century VP Balanced                                        11,707
      American Century VP International                                      442

Investments in the Dreyfus Socially Responsible Growth
   Fund, Inc. Sub-Accounts:
      Dreyfus Socially Responsible Growth Fund                               237

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
      Dreyfus Stock Index Fund                                            42,785

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income                                                 27,412
      VIF Money Market                                                   164,012
      VIF Small Company Stock                                             17,806

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the DWS Variable Series I Sub-Accounts:(l)
      DWS VIP Bond A (m)                                         $        63,909
      DWS VIP Capital Growth A (n)                                        45,558
      DWS VIP Global Opportunities (p)                                   387,578
      DWS VIP Growth and Income A (q)                                    348,074
      DWS VIP International (r)                                          109,655
      DWS VIP Money Market A (s) (t)                                     854,435

Investments in the DWS Variable Series II Sub-Accounts: (o)
      DWS VIP Balanced A (u)                                             251,199
      DWS VIP Money Market A II (t) (v)                                1,299,862
      DWS VIP Small Cap Growth A (w)                                     192,112

Investments in the Federated Insurance Series Sub-Account:
      Federated Prime Money Fund II                                    3,887,205

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Contrafund                                                   2,686,890
      VIP Equity-Income                                                  983,272
      VIP Growth                                                         364,527
      VIP High Income                                                    360,399
      VIP Index 500                                                      617,782
      VIP Investment Grade Bond                                          318,564
      VIP Overseas                                                       592,789

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Asset Manager Growth (Service Class 2)                          21,232
      VIP Contrafund (Service Class 2)                                57,166,254
      VIP Equity-Income (Service Class 2)                                660,475

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006
(w) Previously known as Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts (continued):
      VIP Freedom 2010 Portfolio (Service Class 2) (x)           $     3,389,588
      VIP Freedom 2020 Portfolio (Service Class 2) (x)                 2,130,266
      VIP Freedom 2030 Portfolio (Service Class 2) (x)                 1,365,706
      VIP Freedom Growth Stock Portfolio (Service Class 2) (x)           480,733
      VIP Freedom Income Portfolio (Service Class 2) (x)                 749,917
      VIP Growth & Income (Service Class 2)                            8,420,769
      VIP Growth (Service Class 2)                                        14,413
      VIP High Income (Service Class 2)                                5,648,675
      VIP Index 500 (Service Class 2)                                  1,996,491
      VIP Investment Grade Bond (Service Class 2)                            944
      VIP Mid Cap (Service Class 2)                                   15,741,896
      VIP Money Market (Service Class 2) (x)                          12,778,218
      VIP Overseas (Service Class 2)                                      54,453

Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
      Franklin Flex Cap Growth Securities                              3,436,656
      Franklin Growth and Income Securities                           15,773,845
      Franklin High Income Sec 2 (y)                                   3,370,075
      Franklin Income Securities                                     126,863,468
      Franklin Large Cap Growth Securities                            34,852,726
      Franklin Small Cap Value Securities                             24,717,901
      Franklin Small Mid-Cap Growth Securities                           225,686
      Franklin U.S. Government                                         8,476,264
      Mutual Discovery                                                15,495,628
      Mutual Shares Securities                                        73,251,952
      Templeton Developing Markets Securities                         12,018,145
      Templeton Foreign Securities                                    75,166,941
      Templeton Global Income Securities                                 458,387
      Templeton Growth Securities                                        636,321

(x) For the period beginning May 1, 2006 and ended December 31, 2006
(y) Previously known as Franklin High Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 --------------

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT Capital Growth                                         $            66
      VIT Growth and Income                                            4,659,749
      VIT International Equity                                                97
      VIT Mid Cap Value                                                3,999,394
      VIT Structured Small Cap Equity Fund (z)                        11,573,259
      VIT Structured U.S. Equity Fund (aa)                             7,271,122

Investments in the Janus Aspen Series Sub-Account:
      Forty Portfolio                                                        136

Investments in the Janus Aspen Series (Service Shares)
   Sub-Account:
      Foreign Stock (Service Shares)                                       1,939

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                     1,715

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (ab)
      Legg Mason Variable All Cap Portfolio I (ac)                           417
      Legg Mason Variable Investors Portfolio I (ad)                         428

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value                                                        8,211,711
      Bond-Debenture                                                  19,432,614
      Growth and Income                                               21,325,070
      Growth Opportunities                                             8,765,215
      Mid-Cap Value                                                   25,249,664

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                 54,963
      MFS High Income                                                    115,359

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the MFS Variable Insurance Trust Sub-Accounts
   (continued):
      MFS Investors Trust                                        $        97,140
      MFS New Discovery                                                  307,098
      MFS Research                                                        17,985
      MFS Research Bond                                                  174,191
      MFS Utilities                                                      162,523

Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS Emerging Growth (Service Class)                                 17,998
      MFS Investors Trust (Service Class)                                 10,545
      MFS New Discovery (Service Class)                                   40,268
      MFS Research (Service Class)                                         9,656
      MFS Utilities (Service Class)                                      120,452

Investments in the Morgan Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity                                                2,700,933
      Dividend Growth                                                  8,319,766
      Equity                                                           2,131,485
      European Growth                                                  4,169,779
      Global Advantage                                                   758,081
      Global Dividend Growth                                           7,662,525
      High Yield                                                       2,667,739
      Income Builder                                                   3,010,506
      Information (ae)                                                   176,054
      Limited Duration                                                 5,401,761
      Money Market                                                    76,502,465
      Quality Income Plus                                             12,686,397
      S&P 500 Index                                                    3,274,124
      Strategist                                                      29,175,370
      Utilities                                                        4,305,814

Investments in the Morgan Stanley Variable Investment
   Series (Class Y Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                               4,616,551
      Dividend Growth (Class Y Shares)                                 5,028,158
      Equity (Class Y Shares)                                          8,076,771
      European Growth (Class Y Shares)                                 3,043,855

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Morgan Stanley Variable
   Investment Series (Class Y Shares) Sub-Accounts (continued):
      Global Advantage (Class Y Shares)                          $       490,267
      Global Dividend Growth (Class Y Shares)                          6,741,526
      High Yield (Class Y Shares)                                      2,679,738
      Income Builder (Class Y Shares)                                  3,566,807
      Information (Class Y Shares) (ae)                                  270,816
      Limited Duration (Class Y Shares)                               14,159,155
      Money Market (Class Y Shares) (ae)                              62,060,875
      Quality Income Plus (Class Y Shares)                            38,956,683
      S&P 500 Index (Class Y Shares)                                  14,313,537
      Strategist (Class Y Shares)                                     16,435,589
      Utilities (Class Y Shares)                                       1,599,965

Investments in the Neuberger & Berman Advisors Management
   Trust Sub-Account:
      AMT Partners                                                        16,395

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced                                             1,093,315
      Oppenheimer Capital Appreciation                                   525,958
      Oppenheimer Core Bond                                              297,841
      Oppenheimer Global Securities                                    1,598,963
      Oppenheimer High Income                                            197,783
      Oppenheimer Main Street                                            315,274
      Oppenheimer Main Street Small Cap Growth                           606,540
      Oppenheimer MidCap Fund (af)                                        90,466
      Oppenheimer Strategic Bond                                         745,607

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Balanced (SC)                                        7,421,880
      Oppenheimer Capital Appreciation (SC)                           18,099,421
      Oppenheimer Core Bond (SC)                                      28,215,922
      Oppenheimer Global Securities (SC)                              13,127,230
      Oppenheimer High Income (SC)                                     8,645,384

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Oppenheimer Variable Account
   Funds (Service Class ("SC")) Sub-Accounts (continued):
      Oppenheimer Main Street (SC)                               $    29,863,629
      Oppenheimer Main Street Small Cap Growth (SC)                   15,280,323
      Oppenheimer MidCap Fund (SC) (ag)                                6,035,413
      Oppenheimer Strategic Bond (SC)                                 30,359,954

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                         344
      OpCap Small Cap                                                        107

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                           304
      Money Market                                                           436
      PIMCO Total Return                                                   3,563
      PIMCO VIT Commodity Real Return Strategy (x)                     2,228,161
      PIMCO VIT Emerging Markets Bond (Admin Shares) (x)                 475,218
      PIMCO VIT Real Return (Advisor Shares) (x)                       2,052,147
      PIMCO VIT Total Return (Advisor Shares) (x)                     12,365,026

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                    5,893,518
      VT Capital Appreciation                                          3,109,858
      VT Capital Opportunities                                         4,916,807
      VT Discovery Growth                                                808,044
      VT Diversified Income                                           12,227,387
      VT Equity Income                                                 9,826,224
      VT The George Putnam Fund of Boston                             29,270,991
      VT Global Asset Allocation                                      16,598,839
      VT Global Equity                                                 3,512,047
      VT Growth and Income                                            32,456,219
      VT Growth Opportunities                                            960,048
      VT Health Sciences                                               2,382,501
      VT High Yield                                                   19,275,035
      VT Income                                                       42,639,352
      VT International Equity                                         44,047,704
      VT International Growth and Income                              11,204,069

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ag) Previously known as Oppenheimer Aggressive Growth (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities                         $     7,709,945
      VT Investors                                                    12,824,810
      VT Mid Cap Value                                                 7,180,393
      VT Money Market                                                131,538,098
      VT New Opportunities                                             2,090,596
      VT New Value                                                    44,576,258
      VT OTC & Emerging Growth                                           976,071
      VT Research                                                      2,452,866
      VT Small Cap Value                                              25,206,511
      VT Utilities Growth and Income                                   4,187,734
      VT Vista                                                         4,310,746
      VT Voyager                                                      11,966,912

Investments in the Rydex Variable Trust Sub-Account:
      Rydex OTC                                                            1,199

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                         1,696,116
      STI International Equity                                           316,510
      STI Investment Grade Bond                                          957,466
      STI Large Cap Relative Value                                       654,194
      STI Large Cap Value Equity                                         746,033
      STI Mid-Cap Equity                                               1,045,983
      STI Small Cap Value Equity                                       4,070,025

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity                          13,078,619
      Van Kampen UIF Equity Growth                                     6,517,577
      Van Kampen UIF Fixed Income                                        166,649
      Van Kampen UIF Global Value Equity                                   2,763
      Van Kampen UIF High Yield                                            9,362
      Van Kampen UIF International Magnum                             10,142,528
      Van Kampen UIF Mid Cap Growth                                   10,704,297
      Van Kampen UIF U.S. Mid Cap Value                               25,629,115
      Van Kampen UIF U.S. Real Estate                                 12,015,718
      Van Kampen UIF Value                                                46,099

Investments in The Universal Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II)                  9,499,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the The Universal Institutional
   Funds, Inc. (Class II) Sub-Accounts (continued):
      Van Kampen UIF Emerging Markets Equity (Class II)          $     9,618,478
      Van Kampen UIF Equity and Income (Class II)                     36,027,445
      Van Kampen UIF Equity Growth (Class II)                          3,212,490
      Van Kampen UIF Global Franchise (Class II)                      37,449,086
      Van Kampen UIF Int'l Growth Equity (Class II)                    3,764,114
      Van Kampen UIF Mid Cap Growth (Class II) (x)                    20,450,417
      Van Kampen UIF Small Company Growth (Class II) (ah)              5,881,848
      Van Kampen UIF U.S. Mid Cap Value (Class II)                    25,958,422
      Van Kampen UIF U.S. Real Estate (Class II)                      26,633,873

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Comstock                                                    16,871,372
      LIT Government                                                     697,814
      LIT Money Market                                                 2,014,079
      Strat Growth I (ai)                                              1,554,037

Investments in the Van Kampen Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 4,903,723
      LIT Comstock (Class II)                                         62,971,144
      LIT Growth and Income (Class II)                                36,680,833
      LIT Money Market (Class II)                                     16,333,519
      Strat Growth II (aj)                                             8,027,863
                                                                 ---------------
                                                                 $ 2,501,661,561
                                                                 ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(ai) Previously known as LIT Emerging Growth
(aj) Previously known as LIT Emerging Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
            2006 (a)                -  $   N/A  -  $   N/A  $        -           0.00%   0.00%  -    0.00%    N/A%  -     N/A%
            2005                2,454     9.23  -    12.43      26,951           0.00    1.10   -    1.85    3.79   -    4.59
            2004                2,810     8.89  -     9.06      29,360           0.00    1.35   -    1.85    9.74   -   10.29
            2003                3,183     8.11  -     8.22      30,014           0.00    1.35   -    1.85   24.33   -   24.97
            2002                3,586     6.52  -     6.57      27,034           0.00    1.35   -    1.85  -24.10   -  -23.71
      AIM V. I. Basic
         Balanced
            2006                4,171    10.00  -    12.65      49,293           1.80    1.10   -    1.85    8.51   -    9.35
            2005                5,030     9.21  -    11.57      54,653           1.36    1.10   -    1.85    3.35   -    4.14
            2004                5,868     8.91  -    10.52      61,381           1.36    1.15   -    1.85    5.53   -    6.29
            2003                6,229     8.45  -     9.90      61,441           1.93    1.15   -    1.85   14.21   -   15.03
            2002                6,588     7.40  -     8.61      56,747           2.53    1.15   -    1.85  -18.63   -  -18.05
      AIM V. I. Basic Value
            2006                2,172    14.22  -    14.68      31,399           0.37    1.10   -    1.70   11.30   -   11.97
            2005                2,572    12.78  -    13.11      33,202           0.09    1.10   -    1.70    3.96   -    4.58
            2004 (aq)           2,711    10.80  -    10.80      33,661           0.00    1.50   -    1.50    8.03   -    8.03
            2003                2,385    11.26  -    11.41      27,024           0.04    1.10   -    1.70   31.38   -   32.17
            2002                1,908     8.57  -     8.63      16,403           0.00    1.10   -    1.70  -23.46   -  -23.00
       AIM V. I. Blue Chip
            2006 (b)                -      N/A  -      N/A           -           0.24    1.70   -    1.70     N/A   -     N/A
            2005                3,256     6.31  -     6.50      20,821           0.54    1.10   -    1.70    1.76   -    2.37
            2004                3,828     6.20  -     6.35      23,985           0.10    1.10   -    1.70    2.91   -    3.53
            2003                4,128     6.03  -     6.13      25,059           0.00    1.10   -    1.70   23.04   -   23.78
            2002                3,992     4.90  -     4.95      19,643           0.00    1.10   -    1.70  -27.41   -  -26.97
      AIM V. I. Capital Appreciation
            2006 (a) (c) (d)   18,508     8.01  -    11.78     195,354           0.07    0.70   -    2.30    3.89   -    5.56
            2005               11,585     7.59  -    11.34     116,355           0.06    0.70   -    2.30    6.34   -    8.08
            2004               13,758     7.02  -    10.66     130,812           0.00    0.70   -    2.30    4.17   -    5.88
            2003               15,663     6.63  -    10.23     144,505           0.00    0.70   -    2.30   26.54   -   28.62
            2002               16,790     5.15  -     8.09     135,169           0.00    0.70   -    2.30  -24.88   -  -19.13

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b)  On June 12, 2006, AIM V. I. Blue Chip Growth merged into AIM V. I. Large Cap Growth
(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(d)  On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(aq) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value


ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance
   Funds Sub-Accounts
   (continued):
      AIM V. I. Capital Development
            2006               1,448   $ 13.09  -  $ 18.48  $   24,596           0.00%   1.10%  -    1.70%  14.56%  -   15.25%
            2005               1,693     11.42  -    16.04      25,091           0.00    1.10   -    1.70    7.76   -    8.41
            2004               1,701     10.60  -    14.79      23,186           0.00    1.10   -    1.70   13.55   -   14.24
            2003               1,672      9.34  -    12.95      19,887           0.00    1.10   -    1.70   33.08   -   33.88
            2002               1,636      7.02  -     9.67      14,596           0.00    1.10   -    1.70  -22.68   -  -22.22
      AIM V. I. Core Equity
            2006 (e)          17,451     10.76  -    10.86     232,391           0.74    0.70   -    2.20    7.56   -    8.65
            2005               8,733      9.47  -    11.54     106,417           1.40    1.10   -    1.85    3.37   -    4.16
            2004              10,304      8.59  -     8.77     122,558           0.96    1.25   -    1.65    7.19   -    7.62
            2003              11,986      8.01  -     8.15     133,799           0.99    1.25   -    1.65   22.39   -   22.88
            2002              13,618      6.54  -     6.63     124,901           0.35    1.25   -    1.65  -16.97   -  -16.63
      AIM V. I. Demographic
         Trends
            2006 (c)               -       N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005               1,839      5.47  -     5.56       9,996           0.00    1.10   -    1.70    4.42   -    5.05
            2004               2,399     12.01  -    12.01      12,449           0.00    1.50   -    1.50    6.63   -    6.63
            2003               2,638     11.27  -    11.27      12,838           0.00    1.50   -    1.50   35.41   -   35.41
            2002               2,600      8.32  -     8.32       9,329           0.00    1.50   -    1.50  -33.22   -  -33.22
      AIM V. I. Diversified
         Income
            2006               1,872     11.60  -    11.67      22,591           5.61    1.10   -    1.85    2.55   -    3.34
            2005               2,286     11.30  -    11.31      26,844           5.89    1.10   -    1.85    1.00   -    1.78
            2004               2,591     11.38  -    11.51      30,207           5.86    1.25   -    1.45    3.52   -    3.73
            2003               2,854     11.00  -    11.09      32,380           7.09    1.25   -    1.45    7.67   -    7.88
            2002               2,990     10.21  -    10.28      31,766           9.05    1.25   -    1.45    0.83   -    1.03
      AIM V. I. Global Utilities
            2004 (ar)              -       N/A  -      N/A           -           6.79    1.35   -    1.37     N/A   -     N/A
            2003               1,175      8.35  -     8.92      10,363           3.78    1.35   -    1.37   17.42   -   17.44
            2002               1,350      7.11  -     7.59      10,289           2.97    1.35   -    1.37  -26.55   -  -26.53
      AIM V. I. Government
         Securities
            2006               1,951     12.27  -    13.19      25,477           3.52    1.10   -    1.70    1.81   -    2.42
            2005               2,587     12.05  -    12.88      33,125           2.90    1.10   -    1.70   -0.05   -    0.55
            2004               3,234     11.81  -    12.39      41,389           3.54    1.15   -    1.65    0.89   -    1.39
            2003               4,156     11.70  -    12.22      52,569           2.41    1.15   -    1.65   -0.58   -   -0.09
            2002               5,485     11.77  -    12.23      69,826           2.36    1.15   -    1.65    8.34   -   17.73

(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(ar) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Growth
            2006 (d)                -  $   N/A  -    $ N/A      $    -           0.00%   1.10%  -    1.37%    N/A%  -     N/A%
            2005               10,078     5.53  -     8.50      74,629           0.00    0.70   -    2.20    5.15   -    6.73
            2004               11,996     5.19  -     8.08      84,294           0.00    0.70   -    2.20    5.87   -    7.47
            2003               13,667     4.83  -     7.63      91,409           0.00    0.70   -    2.20   28.39   -   30.32
            2002               14,025     3.70  -     5.94      76,215           0.00    0.70   -    2.20  -32.48   -  -31.45
      AIM V. I. High Yield
            2006                1,225    10.81  -    13.08      13,245           7.66    1.10   -    1.85    8.69   -    9.53
            2005                1,578     9.87  -    12.03      15,601           8.13    1.10   -    1.85    0.82   -    1.60
            2004                1,993    10.98  -    11.94      19,434           2.86    1.15   -    1.85    9.19   -    9.98
            2003                2,276     9.99  -    10.93      20,211           7.73    1.15   -    1.85   25.67   -   26.58
            2002                2,040     7.89  -     8.70      14,346           0.00    1.15   -    1.85   -7.58   -   -6.91
      AIM V. I. International
           Growth
            2006                3,717    15.76  -    15.78      62,827           1.01    1.10   -    1.85   25.87   -   26.83
            2005                3,971    12.44  -    12.52      53,896           0.66    1.10   -    1.85   16.64   -   25.24
            2004                3,969    10.37  -    10.60      47,559           0.64    1.25   -    1.65   21.98   -   22.47
            2003                4,237     8.50  -     8.65      42,319           0.52    1.25   -    1.65   26.95   -   27.46
            2002                4,867     6.70  -     6.79      38,977           0.64    1.25   -    1.65  -17.06   -  -16.72
      AIM V. I. Large Cap
         Growth
            2006 (b) (f)        1,721    11.07  -    11.11      19,086           0.33    1.10   -    1.70   10.69   -   11.06
      AIM V. I. Mid Cap
         Core Equity
            2006                1,898    12.35  -    16.59      28,749           0.91    1.10   -    2.20    8.83   -   10.03
            2005                2,172    11.35  -    15.08      30,351           0.55    1.10   -    2.20    5.29   -    6.44
            2004                1,876    10.78  -    10.84      25,617           0.40    1.28   -    2.20    7.76   -    8.43
            2003                1,375    12.42  -    12.58      17,193           0.00    1.10   -    1.70   25.17   -   25.92
            2002                1,065     9.92  -     9.99      10,608           0.00    1.10   -    1.70  -12.60   -  -12.07
      AIM V. I. Money Market
            2006                1,821    10.51  -    11.77      21,080           4.26    1.10   -    1.70    2.52   -    3.14
            2005                1,793    10.25  -    11.42      20,186           2.40    1.10   -    1.70    0.79   -    1.40
            2004                2,239    10.17  -    11.26      25,037           0.63    1.10   -    1.70   -1.01   -   -0.41
            2003                3,415    10.27  -    11.30      38,378           0.60    1.10   -    1.70   -1.12   -   -0.52
            2002                5,698    10.39  -    11.36      64,346           1.16    1.10   -    1.70   -0.52   -    0.08

(b) On June 12, 2006, AIM V.I. Blue Chip Growth merged into AIM V.I. Large Cap Growth
(d) On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(f) For the period beginning June 12, 2006, and ended December 31, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. New
         Technology
            2004 (ar)               -  $   N/A  -  $   N/A  $        -           0.00%   1.10%  -    1.70%    N/A%  -     N/A%
            2003                1,274     2.93  -     8.61       7,994           0.00    1.10   -    1.70   49.82   -   50.72
            2002                1,370     1.95  -     5.71       5,420           0.00    1.10   -    1.70  -46.06   -  -45.73
      AIM V. I. Premier Equity
            2006 (e)                -      N/A  -      N/A           -           1.02    1.30   -    1.95     N/A   -     N/A
            2005               15,763     7.16  -     8.34     145,943           0.77    0.70   -    2.20    3.36   -    4.92
            2004               19,269     6.82  -    10.04     172,357           0.43    0.70   -    2.20    3.45   -    5.03
            2003               23,027     6.49  -     7.80     199,189           0.29    0.70   -    2.20   22.36   -   24.21
            2002               26,097     5.23  -     6.37     185,363           0.39    0.70   -    2.20  -31.78   -  -30.75
      AIM V. I. Technology
            2006                  453    12.08  -    12.28       5,519           0.00    1.10   -    1.70    8.62   -    9.28
            2005                  536    11.12  -    11.23       5,997           0.00    1.10   -    1.70    0.47   -    1.06
            2004 (ar) (as)        657    11.07  -    11.12       7,295           0.00    1.10   -    1.70   10.71   -   11.17
      AIM V. I. Utilities
            2006                  842    17.30  -    17.58      14,683           3.26    1.10   -    1.70   23.35   -   24.09
            2005                  999    14.02  -    14.17      14,081           2.50    1.10   -    1.70   14.87   -   15.56
            2004 (aq) (as)        948    12.24  -    12.24      11,603           0.00    1.35   -    1.37   22.36   -   22.38

Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts:
      AIM V. I. Aggressive
         Growth II
            2006 (g)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   56    11.19  -    11.51         633           0.00    1.30   -    2.00    3.44   -    4.18
            2004                   54    10.82  -    11.05         594           0.00    1.30   -    2.00    9.24   -   10.02
            2003                   55     9.90  -    10.04         549           0.00    1.30   -    2.00   23.82   -   24.71
            2002 (ar)              31     8.00  -     8.05         253           0.00    1.30   -    2.00  -20.01   -  -19.50

(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(aq) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities
(ar) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(as) For the period beginning April 30, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Basic
         Balanced II
            2006                  173  $ 10.90  -  $ 11.34  $    1,938           1.59%   1.30%  -    2.10%   7.98%  -    8.84%
            2005                  204    10.10  -    10.42       2,103           1.22    1.30   -    2.10    2.84   -    3.65
            2004                  218     9.82  -    10.05       2,174           1.46    1.30   -    2.10    4.99   -    5.85
            2003                  183     9.35  -     9.50       1,730           2.99    1.30   -    2.10   -6.50   -   14.64
            2002 (at)              41     8.23  -     8.29         338           5.20    1.30   -    2.00  -17.69   -  -17.14
      AIM V. I. Basic
         Value II
            2006                1,431    15.63  -    16.40      22,198           0.12    1.29   -    2.59   10.02   -   11.49
            2005                1,573    14.20  -    14.71      21,968           0.00    1.29   -    2.59    2.71   -    4.07
            2004                1,550    13.83  -    14.14      20,868           0.00    1.29   -    2.59    7.97   -    9.41
            2003                  825    12.81  -    12.92       9,910           0.00    1.29   -    2.59   28.08   -   29.22
            2002 (at)             113     7.61  -     7.66         864           0.00    1.30   -    2.00  -23.90   -  -23.35
      AIM V. I. Blue Chip II
            2006 (h)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                  106     9.67  -     9.98       1,044           0.33    1.30   -    2.10    1.14   -    1.95
            2004                  112     9.56  -     9.78       1,085           0.00    1.30   -    2.10    2.09   -    2.93
            2003                  100     9.36  -     9.51         951           0.00    1.30   -    2.10   -6.40   -   23.19
            2002 (at)              30     7.67  -     7.72         230           0.00    1.30   -    2.00  -23.32   -  -22.83
      AIM V. I. Capital
         Appreciation II
            2006 (g) (i) (j)      620    13.76  -    14.45       8,274           0.00    1.29   -    2.59    3.32   -    4.69
            2005                  570    13.32  -    13.80       7,538           0.00    1.29   -    2.59    5.77   -    7.18
            2004                  629    12.59  -    12.88       7,748           0.00    1.29   -    2.59    3.58   -    4.96
            2003                  463    12.16  -    12.27       5,418           0.00    1.29   -    2.59   21.60   -   22.68
            2002 (at)              36     7.40  -     7.45         268           0.00    1.30   -    2.00  -26.03   -  -25.50
      AIM V. I. Capital
         Development II
            2006                   41    14.02  -    14.52         592           0.00    1.30   -    2.00   13.96   -   14.76
            2005                   42    12.30  -    12.65         523           0.00    1.30   -    2.00    7.09   -    7.86
            2004                   36    11.49  -    11.73         421           0.00    1.30   -    2.00   12.96   -   13.77
            2003                   31    10.17  -    10.31         319           0.00    1.30   -    2.00   32.35   -   33.29
            2002 (at)              22     7.68  -     7.74         173           0.00    1.30   -    2.00  -23.18   -  -22.63

(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(at) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Core Equity II
            2006 (k)              474  $ 10.71  -  $ 10.80  $    5,296           0.94%   1.29%  -    2.59%   7.09%  -    8.04%
            2005                   43    11.01  -    11.33         478           1.23    1.30   -    2.00    2.99   -    3.72
            2004                   45    10.69  -    10.92         491           0.90    1.30   -    2.00    6.50   -    7.26
            2003                   35    10.04  -    10.18         357           1.26    1.30   -    2.00   21.67   -   22.54
            2002 (at)              13     8.25  -     8.31         109           0.73    1.30   -    2.00  -17.48   -  -16.89
      AIM V. I. Demographic
         Trends II
            2006 (i)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   30     9.82  -    10.10         303           0.00    1.30   -    2.00    3.96   -    4.70
            2004                   31     9.45  -     9.65         301           0.00    1.30   -    2.00    5.74   -    6.50
            2003                   33     8.93  -     9.06         297           0.00    1.30   -    2.00  -10.67   -   35.52
            2002 (at)              14     6.66  -     6.69          92           0.00    1.30   -    1.70  -33.41   -  -33.14
      AIM V. I. Diversified
         Income II
            2006                   48    11.16  -    11.61         552           5.03    1.30   -    2.10    2.01   -    2.83
            2005                   66    10.94  -    11.29         732           5.93    1.30   -    2.10    0.55   -    1.35
            2004                   69    10.88  -    11.14         758           6.48    1.30   -    2.10    2.50   -    3.33
            2003                   53    10.62  -    10.78         567           0.25    1.30   -    2.10    6.18   -    7.60
            2002 (at)               8     9.97  -    10.02          76           4.95    1.30   -    1.90   -0.33   -    0.22
      AIM V. I. Global
         Utilities II
            2004 (au)               -      N/A  -      N/A           -           7.39    1.30   -    1.85     N/A   -     N/A
            2003                   31     9.13  -     9.23         283           5.14    1.30   -    1.85   -8.68   -   17.39
            2002 (at)              10     7.84  -     7.86          80           6.44    1.30   -    1.60  -21.59   -  -21.38
      AIM V. I. Government
         Securities II
            2006                  124    10.63  -    11.06       1,362           2.90    1.30   -    2.10    1.14   -    1.95
            2005                  202    10.51  -    10.85       2,177           2.87    1.30   -    2.10   -0.67   -    0.10
            2004                  224    10.58  -    10.84       2,411           3.52    1.30   -    2.10    0.12   -    0.94
            2003                  224    10.57  -    10.74       2,401           2.56    1.30   -    2.10   -0.39   -    5.68
            2002 (at)             174    10.71  -    10.78       1,872           3.61    1.30   -    2.00    7.07   -    7.83
      AIM V. I. Growth II
            2006 (j)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   32     9.62  -     9.90         312           0.00    1.30   -    2.00    5.02   -    5.78
            2004                   37     9.16  -     9.36         345           0.00    1.30   -    2.00    5.84   -    6.60
            2003                   40     8.66  -     8.78         351           0.00    1.30   -    2.00   28.26   -   29.18
            2002 (at)              30     6.75  -     6.80         201           0.00    1.30   -    2.00  -32.49   -  -32.01

(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II 190

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. High Yield II
            2006                   52  $ 13.71  -  $ 14.20  $      732           7.55%   1.30%  -    2.00%   8.23%  -    8.99%
            2005                   64    12.67  -    13.03         830           8.84    1.30   -    2.00    0.40   -    1.11
            2004                   65    12.62  -    12.88         836           3.17    1.30   -    2.00    8.91   -    9.69
            2003                   52    11.59  -    11.74         613          10.77    1.30   -    2.00   25.33   -   26.23
            2002 (bw)              14     9.24  -     9.30         131           0.00    1.30   -    2.00   -7.55   -   -6.96
      AIM V. I. International
         Growth II
            2006                   86    18.12  -    18.87       1,593           1.08    1.30   -    2.10   26.23   -   81.20
            2005                   66    14.53  -    14.95         973           0.64    1.30   -    2.00   15.36   -   16.18
            2004                   56    12.59  -    12.87         710           0.59    1.30   -    2.00   21.23   -   22.10
            2003                   37    10.39  -    10.54         392           0.51    1.30   -    2.00    3.88   -   26.93
            2002 (bw)               7     8.25  -     8.30          61          36.64    1.30   -    1.90  -17.49   -  -16.98
      AIM V. I. Large Cap
         Growth II
            2006 (f) (h)           95    11.04  -    11.09       1,047           0.00    1.30   -    2.10   10.40   -   10.89
      AIM V. I. Mid Cap
         Core Equity II
            2006                  545    12.17  -    12.56       6,990           0.67    1.29   -    2.44    8.28   -    9.55
            2005                  637    11.24  -    11.46       7,457           0.37    1.29   -    2.44    4.66   -    5.89
            2004                  375    10.74  -    10.83       4,239           0.04    1.29   -    2.44    7.41   -    8.26
            2003                  130    10.84  -    10.99       1,419           0.00    1.30   -    2.00   24.52   -   25.41
            2002 (bw)              69     8.70  -     8.76         599           0.00    1.30   -    2.00  -12.98   -  -12.36
      AIM V. I. Money Market II
            2006                  213     9.58  -    10.13       2,143           3.63    1.30   -    2.40    1.55   -    2.67
            2005                  286     9.44  -     9.87       2,794           2.16    1.30   -    2.40   -5.63   -    0.95
            2004                  580     9.48  -     9.78       5,632           0.61    1.30   -    2.30   -5.17   -   -0.87
            2003                  185     9.72  -     9.86       1,820           0.27    1.30   -    2.00   -1.68   -   -0.98
            2002 (bw)             764     9.89  -     9.96       7,592           0.76    1.30   -    2.00   -1.11   -   -0.41
      AIM V. I. New
         Technology II
            2004 (av)               -      N/A  -      N/A           -           0.00    1.30   -    2.00     N/A   -     N/A
            2003                   10     8.82  -     8.94          87           0.00    1.30   -    2.00  -11.81   -   49.98
            2002 (bw)               2     5.94  -     5.96          13           0.00    1.30   -    1.70  -40.62   -  -40.40

(f)  For the period beginning June 12, 2006, and ending December 31, 2006
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(bw) For the period beginning June 3, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Premier
         Equity II
            2006 (k)               -     $ N/A  -   $  N/A  $        -           0.72%   2.04%  -    2.04%    N/A%  -     N/A%
            2005                  386    12.32  -    12.76       4,641           0.64    1.29   -    2.59    2.64   -    4.01
            2004                  376    12.00  -    12.27       4,364           0.38    1.29   -    2.59    2.76   -    4.13
            2003                  262    11.68  -    11.78       2,871           0.39    1.29   -    2.59   16.81   -   17.85
            2002 (at)              35     6.82  -     6.87         237           0.77    1.30   -    1.90  -31.77   -  -31.35
      AIM V. I. Technology II
            2006                   10    11.89  -    12.12         123           0.00    1.30   -    2.00    8.04   -    8.80
            2005                   12    11.01  -    11.14         132           0.00    1.30   -    2.00   -0.06   -    0.63
            2004 (as) (av)         13    11.01  -    11.07         144           0.00    1.30   -    2.00   10.13   -   10.66
      AIM V. I. Utilities II
            2006                   50    17.13  -    17.38         873           3.80    1.30   -    1.85   22.96   -   23.64
            2005                   39    13.93  -    14.06         550           2.37    1.30   -    1.85   14.41   -   15.04
            2004 (as) (au)         37    12.17  -    12.22         456           0.00    1.30   -    1.85   21.75   -   22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein
         Growth
            2006                6,256     7.64  -    14.44      59,865           0.00    0.70   -    2.59   -3.79   -   -1.93
            2005                6,832     7.79  -    15.01      64,949           0.00    0.70   -    2.59    8.75   -   10.86
            2004                6,175     7.03  -    13.80      49,046           0.00    0.70   -    2.59   11.56   -   13.73
            2003                4,787     6.18  -    12.37      31,863           0.00    0.70   -    2.59   23.69   -   33.76
            2002                2,805     4.62  -     6.39      12,173           0.00    0.70   -    2.20  -29.83   -  -28.77
      AllianceBernstein
         Growth & Income
            2006               14,983    15.35  -    15.77     203,750           1.12    0.70   -    2.59   13.96   -   16.17
            2005               17,601    13.47  -    13.57     207,806           1.29    0.70   -    2.59    1.89   -    3.87
            2004               19,688    13.07  -    13.22     224,698           0.73    0.70   -    2.59    8.34   -   10.45
            2003               20,088    11.83  -    12.20     207,152           0.79    0.70   -    2.59   22.04   -   31.26
            2002               17,354     8.05  -     9.01     135,646           0.58    0.70   -    2.30  -22.81   -  -19.52

(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts (continued):
      AllianceBernstein
         International Value
            2006                2,631  $ 15.53  -  $ 15.88  $   41,513           1.29%   1.29%  -    2.59%  31.63%  -   33.38%
            2005 (ak)           1,299    11.80  -    11.90      15,418           0.09    1.29   -    2.59   17.97   -   19.02
      AllianceBernstein
         Large Cap Growth
            2006                6,022     7.28  -    13.04      44,053           0.00    0.70   -    2.59   -3.21   -   -1.33
            2005                6,159     7.37  -    13.47      46,607           0.00    0.70   -    2.59   11.88   -   14.04
            2004                6,506     6.47  -    12.04      43,142           0.00    0.70   -    2.59    5.54   -    7.59
            2003                7,152     6.01  -    11.41      42,433           0.00    0.70   -    2.59   14.10   -   22.51
            2002                6,459     4.91  -     6.28      29,035           0.00    0.70   -    2.20  -32.35   -  -31.32
      AllianceBernstein
         Small/Mid Cap Value
            2006                2,636    18.13  -    19.03      49,368           0.23    1.29   -    2.59   11.25   -   12.73
            2005                2,513    16.29  -    16.88      41,919           0.56    1.29   -    2.59    3.88   -    5.26
            2004                1,633    15.68  -    16.03      25,976           0.08    1.29   -    2.59   15.99   -   17.54
            2003 (aw)           1,000    13.52  -    13.64      13,601           0.10    1.29   -    2.59   35.21   -   36.42
      AllianceBernstein
         Utility Income
            2006                  460    13.09  -    13.38       6,119           2.45    1.29   -    2.59   30.91   -   33.83
            2005 (ak)             290    10.89  -    10.98       3,174           0.29    1.29   -    2.44    8.92   -    9.78
      AllianceBernstein Value
            2006                  362    12.57  -    12.85       4,624           1.04    1.29   -    2.59   17.90   -   19.47
            2005 (ak)             135    10.66  -    10.76       1,449           0.52    1.29   -    2.59    6.62   -    7.57

Investments in the American
   Century Variable Portfolios,
   Inc. Sub-Accounts:
      American Century VP
         Balanced
            2006                    3    15.21  -    15.36          50           2.24    1.35   -    1.45    8.05   -    8.15
            2005                    4    14.08  -    14.20          53           1.94    1.35   -    1.45    3.43   -    3.53
            2004                    5    13.61  -    13.72          62           1.91    1.35   -    1.45    8.20   -    8.31
            2003                    7    12.58  -    12.66          85           3.54    1.35   -    1.45   17.74   -   17.86
            2002                   11    10.69  -    10.75         114           2.80    1.35   -    1.45  -10.86   -  -10.77

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the American
   Century Variable
   Portfolios, Inc.
   Sub-Accounts (continued):
      American Century VP
         International
            2006                    2  $ 16.29  -  $ 16.29  $       30           1.59%  1.45%   -    1.45%  23.23%  -   23.23%
            2005                    2    13.22  -    13.33          26           1.65   1.35    -    1.45   11.63   -   11.74
            2004                    5    11.84  -    11.93          63           0.66   1.35    -    1.45   13.27   -   13.38
            2003                    9    10.46  -    10.52          90           0.70   1.35    -    1.45   22.72   -   22.84
            2002                    9     8.52  -     8.57          73           0.88   1.35    -    1.45  -21.52   -  -21.44

Investments in the Dreyfus
   Socially Responsible
   Growth Fund, Inc.
   Sub-Account:
      Dreyfus Socially
         Responsible Growth
         Fund
            2006                   26     6.35  -     9.85         233           0.11   1.15    -    1.65    7.42   -    7.96
            2005                   31     5.91  -     9.12         256           0.00   1.15    -    1.65    1.92   -    2.43
            2004                   31     5.80  -     8.90         257           0.35   1.15    -    1.65    4.47   -    5.00
            2003                   39     5.55  -     8.48         320           0.11   1.15    -    1.65   23.94   -   24.56
            2002                   39     4.48  -     6.81         259           0.27   1.15    -    1.65  -30.11   -  -29.76

Investments in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
         Fund
            2006                  126    10.95  -    12.71       1,494           1.63   1.15    -    1.85   13.37   -   14.18
            2005                  163     9.66  -    11.13       1,717           1.54   1.15    -    1.85    2.76   -    3.50
            2004                  211     9.40  -    10.76       2,144           1.74   1.15    -    1.85    8.59   -    9.38
            2003                  244     8.66  -     9.83       2,329           1.45   1.15    -    1.85   25.99   -   26.90
            2002                  249     6.87  -     7.75       1,907           1.46   1.15    -    1.85  -23.80   -  -23.25

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income
            2006                   27     9.99  -    12.53         318           0.71   1.15    -    1.85   12.40   -   13.21
            2005                   31     8.89  -    11.07         328           1.30   1.15    -    1.85    1.45   -    2.17
            2004                   36     8.76  -    10.83         373           1.19   1.15    -    1.85    5.48   -    6.24
            2003                   41     8.31  -    10.19         398           0.81   1.15    -    1.85   24.23   -   25.12
            2002                   42     6.69  -     8.15         340           0.60   1.15    -    1.85  -33.13   -  -26.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts (continued):
      VIF Money Market
            2006                   75  $ 10.16  -  $ 11.71  $      803           4.33%  1.15%   -    1.85%   2.66%  -    3.40%
            2005                   89     9.90  -    11.32         941           2.51   1.15    -    1.85    0.76   -    1.49
            2004                  114     9.83  -    11.16       1,200           0.75   1.15    -    1.85   -1.06   -   -0.35
            2003                  149     9.93  -    11.19       1,570           0.71   1.15    -    1.85   -1.17   -   -0.45
            2002                  242    10.05  -    11.25       2,652           1.38   1.15    -    1.85   -0.41   -    0.30
      VIF Small Company
         Stock
            2006                    5    16.90  -    17.51          84           0.00   1.15    -    1.59    9.22   -    9.70
            2005                    5    15.47  -    15.96          73           0.00   1.15    -    1.59   -0.68   -   -0.25
            2004                    5    15.58  -    16.00          82           0.00   1.15    -    1.59   16.65   -   60.02
            2003                    5    13.13  -    13.35          70           0.12   1.35    -    1.59   40.69   -   41.02
            2002                    5     9.49  -     9.67          46           0.24   1.15    -    1.59  -20.98   -  -20.63

Investments in the DWS
   Variable Series
   Sub-Account:
      DWS VIP Bond A
            2006 (m)               57    13.90  -    14.01         799           4.01   0.70    -    0.80    3.88   -    3.98
            2005                   85    13.38  -    13.47       1,143           3.39   0.70    -    0.80    1.78   -    1.89
            2004                  102    13.14  -    13.22       1,351           3.77   0.70    -    0.80    4.54   -    4.64
            2003                  110    12.57  -    12.64       1,383           5.02   0.70    -    0.80    4.22   -    4.33
            2002                  110    12.06  -    12.11       1,332           5.87   0.70    -    0.80    6.79   -    6.90
      DWS VIP Capital
         Growth A
            2006 (n)              156    11.32  -    11.41       1,779           0.63   0.70    -    0.80    7.66   -    7.77
            2005 (ao)             239    10.52  -    10.59       2,527           0.80   0.70    -    0.80    8.09   -    8.20
            2004                  204     9.73  -     9.79       1,991           0.55   0.70    -    0.80    7.12   -    7.23
            2003                  222     9.08  -     9.13       2,027           0.40   0.70    -    0.80   25.87   -   26.00
            2002                  225     7.22  -     7.25       1,629           0.31   0.70    -    0.80  -29.75   -  -29.68
      DWS VIP Global
         Opportunities
            2006 (p)               70    25.64 -     25.85       1,799           1.06   0.70    -    0.80   21.10   -   21.23
            2005                   89    21.17 -     21.33       1,899           0.60   0.70    -    0.80   17.25   -   17.36
            2004                   97    18.06 -     18.17       1,768           0.26   0.70    -    0.80   22.36   -   22.48
            2003                  106    14.76 -     14.84       1,578           0.09   0.70    -    0.80   47.90   -   48.05
            2002                   95     9.98 -     10.02         952           0.00   0.70    -    0.80  -20.53   -  -20.45

(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(p)  Previously known as Global Discovery
(ao) On April 29, 2005, Growth merged into Capital Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS Variable
   Series Sub-Account (continued):
      DWS VIP Growth and
         Income A
            2006 (q)              110  $ 11.23  -  $ 11.32  $    1,240           0.92%  0.70%   -    0.80%  12.72%  -   12.83%
            2005                  116     9.96  -    10.03       1,160           1.25   0.70    -    0.80    5.22   -    5.33
            2004                  141     9.47  -     9.52       1,340           0.95   0.70    -    0.80    9.28   -    9.39
            2003                  180     8.66  -     8.71       1,570           0.98   0.70    -    0.80   25.73   -   25.85
            2002                  158     6.89  -     6.92       1,090           0.98   0.70    -    0.80  -23.74   -  -23.66
      DWS VIP International
            2006 (r)               56    14.47  -    14.59         815           2.00   0.70    -    0.80   24.91   -   25.03
            2005                   74    11.59  -    11.67         866           1.66   0.70    -    0.80   15.24   -   15.36
            2004                   73    10.05  -    10.12         736           1.18   0.70    -    0.80   15.60   -   15.72
            2003                  105     8.70  -     8.74         916           0.63   0.70    -    0.80   26.73   -   26.86
            2002                   90     6.86  -     6.89         617           0.77   0.70    -    0.80  -19.02   -  -18.94
      DWS VIP Money
         Market (s)
            2006 (t)                -      N/A  -      N/A           -           3.94   0.00    -    0.00     N/A   -     N/A
            2005                   78    11.66  -    11.75         910           2.63   0.70    -    0.80    1.90   -    2.01
            2004                   79    11.44  -    11.51         903           0.88   0.70    -    0.80    0.09   -    0.20
            2003                  139    11.43  -    11.49       1,593           0.74   0.70    -    0.80    0.01   -    0.11
            2002                  250    11.43  -    11.48       2,868           1.58   0.70    -    0.80    0.68   -    0.78

Investments in the DWS Variable
   Series II Sub-Account: (o)
      DWS VIP Balanced A (u)
            2006                  179    11.63  -    11.65       2,090           2.62   0.70    -    0.80    9.36   -    9.47
            2005 (ak) (an)        238    10.63  -    10.64       2,531           0.00   0.70    -    0.80    6.33   -    6.41
      DWS VIP Money
         Market A II
            2006 (t) (v)          101    10.06  -    10.07       1,013           1.27   0.70    -    0.80    0.64   -    0.66
      DWS VIP Small Cap
         Growth A (w)
            2006                   47    12.11  -    12.13         576           0.00   0.70    -    0.80    4.43   -    4.53
            2005 (ak) (am)         66    11.60  -    11.61         760           0.00   0.70    -    0.80   15.98   -   16.06

(o)  Previously known as Scudder Variable Series II
(q)  Previously known as Growth & Income
(r)  Previously known as International
(s)  Previously known as Money Market
(t)  On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u)  Previously known as Total Return
(v)  For the period beginning November 3, 2006, and ending December 31, 2006
(w)  Previously known as Small Cap Growth
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Federated
   Insurance Series
   Sub-Account:
      Federated Prime
         Money Fund II
            2006                  528  $ 10.14   - $ 11.29  $    5,996           4.39%   1.15%  -    1.85%   2.60%  -    3.33%
            2005                  573     9.88   -   10.92       6,335           2.59    1.15   -    1.85    0.81   -    1.53
            2004                  804     9.81   -   10.76       8,836           0.75    1.15   -    1.85   -1.05   -   -0.34
            2003                1,183     9.91   -   10.79      13,266           0.74    1.15   -    1.85   -1.18   -   -0.47
            2002                1,791     9.93   -   10.84      20,576           1.46    1.15   -    2.05   -0.68   -    0.24

Investments in the Fidelity
   Variable Insurance
   Products
      Fund Sub-Accounts:
         VIP Contrafund
            2006                  988    12.89   -   19.03      15,497           1.27    1.15   -    1.65    9.89   -   10.44
            2005                1,152    11.73   -   17.23   6   16,506          0.28    1.15   -    1.65   15.03   -   15.60
            2004                1,201    11.68   -   11.93      14,967           0.30    1.25   -    1.65   13.59   -   14.04
            2003                1,176    10.28   -   10.46      12,924           0.40    1.25   -    1.65   26.36   -   26.87
            2002                1,102     8.14   -    8.25       9,612           0.80    1.25   -    1.65  -10.83   -  -10.48
         VIP Equity-Income
            2006                  267    13.78   -   16.09       4,159           3.28    1.15   -    1.65   18.23   -   18.82
            2005                  413    11.65   -   13.54       5,397           1.69    1.15   -    1.65    4.14   -    4.66
            2004                  497    11.19   -   12.94       6,226           1.55    1.15   -    1.65    9.70   -   10.25
            2003                  540    10.20   -   11.74       6,144           1.74    1.15   -    1.65   28.20   -   28.84
            2002                  564     7.96   -    9.11       4,999           1.85    1.15   -    1.65  -18.31   -  -17.90
         VIP Growth
            2006                  827     8.78   -   11.17       7,662           0.42    1.15   -    1.65    5.11   -    5.63
            2005                1,080     6.45   -   10.58       9,443           0.51    1.15   -    1.65    4.07   -    4.59
            2004                1,318     8.03   -    8.21      10,932           0.26    1.25   -    1.65    1.69   -    2.09
            2003                1,416     7.90   -    8.04      11,525           0.24    1.25   -    1.65   30.68   -   31.20
            2002                1,472     6.04   -    6.13       9,106           0.25    1.25   -    1.65  -31.25   -  -30.98
         VIP High Income
            2006                  298    10.94   -   11.61       3,249           6.94    1.15   -    1.65    9.42   -    9.97
            2005                  379    10.00   -   10.56       3,766          14.71    1.15   -    1.65    1.02   -    1.53
            2004                  431     9.32   -    9.42       4,231           7.36    1.25   -    1.45    8.02   -    8.23
            2003                  419     8.55   -    8.70       3,829           5.19    1.25   -    1.65  -14.50   -   25.69
            2002                  302     6.88   -    6.92       2,204           9.55    1.25   -    1.45    1.95   -    2.16
         VIP Index 500
            2006                1,120    10.05   -   10.61      11,743           1.82    1.15   -    1.65   13.84   -   14.41
            2005                1,435     8.27   -    8.78      13,080           1.82    1.15   -    1.65    3.11   -    3.63
            2004                1,696     9.04   -    9.24      14,869           1.23    1.25   -    1.65    8.81   -    9.24
            2003                1,649     8.31   -    8.46      13,238           1.26    1.25   -    1.65   26.31   -   26.82
            2002                1,566     6.58   -    6.67       9,849           1.16    1.25   -    1.65  -23.52   -  -23.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Investment Grade
         Bond
            2006                  286  $ 13.97  -  $ 14.39  $    4,096           4.24%   1.25%  -    1.65%   2.65%  -    3.06%
            2005                  352    13.61  -    13.96       4,901           3.72    1.25   -    1.65    0.52   -    0.93
            2004                  400    13.53  -    13.83       5,522           4.00    1.25   -    1.65    2.75   -    3.16
            2003                  379    13.17  -    13.41       5,070           3.99    1.25   -    1.65    3.48   -    3.90
            2002                  394    12.73  -    12.90       5,077           3.02    1.25   -    1.65    8.54   -    8.97
      VIP Overseas
            2006                  287    11.25  -    13.48       3,724           0.89    1.15   -    1.65   16.15   -   16.73
            2005                  314    9.64  -    11.61        3,514           0.65    1.15   -    1.65   17.10   -   17.69
            2004                  325     9.91  -    10.13       3,042           1.09    1.25   -    1.65   -0.88   -   12.22
            2003                  330     8.87  -     9.03       2,750           0.73    1.25   -    1.65  -11.32   -   41.59
            2002                  338     6.33  -     6.37       1,970           0.80    1.25   -    1.45  -21.43   -  -21.27

Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts:
      VIP Asset Manager
         Growth (Service
         Class 2)
            2006                    6    10.58  -    10.73          63           1.52    1.35   -    1.60    5.02   -    5.29
            2005                    5    10.07  -    10.19          49           1.48    1.35   -    1.60    1.91   -    2.17
            2004                    3     9.88  -     9.97          32           2.11    1.35   -    1.60    3.94   -    4.20
            2003                    3     9.51  -     9.57          31           2.24    1.35   -    1.60   21.06   -   21.37
            2002                    3     7.85  -     7.89          21           1.99    1.35   -    1.60  -21.47   -  -16.96
      VIP Contrafund
         (Service Class 2)
            2006                6,413    10.29  -    12.82      77,840           1.11    1.29   -    2.59    2.91   -    8.55
            2005                2,203    11.81  -    11.92      26,417           0.01    1.29   -    2.59   18.12   -   19.17
            2004                  114    11.90  -    12.13       1,376           0.21    1.35   -    1.85   13.03   -   13.60
            2003                  118    10.67  -    12.68       1,256           0.28    1.35   -    2.05   25.57   -   26.47
            2002                  103     8.44  -    10.10         867           0.51    1.35   -    2.05  -11.46   -  -10.83

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP Equity-Income
         (Service Class 2)
            2006                  300  $ 13.28  -  $ 14.57  $    3,979           2.94%   1.35%  -    2.00%  17.54%  -   18.31%
            2005                  314    11.23  -    12.40       3,533           1.43    1.35   -    2.00    4.15   -   23.99
            2004                  316    12.53  -    12.53       3,424           1.36    1.50   -    1.50    9.57   -    9.57
            2003                  338    11.44  -    11.44       3,338           2.73    1.50   -    1.50   28.08   -   28.08
            2002                  319     8.93  -     8.93       2,450           0.53    1.50   -    1.50  -18.40   -  -18.40
      VIP Freedom 2010
         Portfolio
         (Service Class 2)
            2006 (x)              328    10.42  -    10.48       3,433           2.90    1.29   -    2.24    4.15   -    4.83
      VIP Freedom 2020
         Portfolio
         (Service Class 2)
            2006 (x)              198    10.46  -    10.51       2,075           2.67    1.29   -    1.99    4.63   -    5.13
      VIP Freedom 2030
         Portfolio
         (Service Class 2)
            2006 (x)              109    10.48  -    10.52       1,146           2.56    1.29   -    1.89    4.79   -    5.22
      VIP Freedom Growth
         Stock Portfolio
        (Service Class 2)
            2006 (x)               47     9.73  -     9.77         456           0.00    1.29   -    1.89   -2.74   -   -2.34
      VIP Freedom Income
         Portfolio
         (Service Class 2)
            2006 (x)               54    10.33  -    10.37         561           5.44    1.29   -    1.89    3.31   -    3.73
      VIP Growth & Income
        (Service Class 2)
            2006                1,180    12.11  -    12.38      14,521           0.53    1.29   -    2.59    9.94   -   11.40
            2005 (ak)             621    11.02  -    11.11       6,884           0.00    1.29   -    2.59   10.16   -   11.14
      VIP Growth (Service
         Class 2)
            2006                   75     8.44  -     8.69         654           0.17    1.35   -    1.85    4.61   -    5.14
            2005                   86     8.07  -     8.26         717           0.26    1.35   -    1.85    3.56   -    4.08
            2004                  103     7.79  -     7.94         820           0.13    1.35   -    1.85    1.21   -    1.73
            2003                  113     7.70  -     7.80         892           0.10    1.35   -    1.85   30.09   -   30.75
            2002                  106     5.92  -     5.97         638           0.11    1.35   -    1.85  -31.59   -  -31.24

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP High Income
         (Service Class 2)
            2006                  950   $11.28  -   $11.51  $   11,001           9.54%   1.29%  -    2.44%   8.32%  -    9.60%
            2005                  549    10.41  -    10.50       5,887          14.03    1.29   -    2.59    4.05   -    4.98
            2004                  108    12.17  -    12.40       1,335           7.85    1.35   -    1.85    7.36   -    7.91
            2003                  105    11.33  -    11.49       1,202           6.11    1.35   -    1.85   24.41   -   25.04
            2002                   69     9.11  -     9.19         634           5.30    1.35   -    1.85    1.39   -    1.90
      VIP Index 500
         (Service Class 2)
            2006                  358    10.76  -    10.85       3,927           0.99    1.29   -    2.44    7.61   -    8.46
            2005                  184     9.58  -     9.81       1,797           1.62    1.35   -    1.85    2.63   -    3.15
            2004                  196     9.34  -     9.51       1,862           1.12    1.35   -    1.85    8.30   -    8.85
            2003                  204     8.62  -     8.74       1,787           1.19    1.35   -    1.85   25.72   -   26.36
            2002                  219     6.86  -     6.92       1,516           1.01    1.35   -    1.85  -23.88   -  -23.50
      VIP Investment Grade
         Bond (Service Class
            2)
            2006                    2    11.78  -    11.78          21           3.44    1.50   -    1.50    2.58   -    2.58
            2005                    2    11.49  -    11.49          24           3.40    1.50   -    1.50    0.37   -    0.37
            2004                    2    11.44  -    11.44          25           4.04    1.50   -    1.50    2.63   -    2.63
            2003                    2    11.15  -    11.15          25           6.41    1.50   -    1.50    3.37   -    3.37
            2002                   12    10.79  -    10.79         129           0.62    1.50   -    1.50    8.44   -    8.44
      VIP Mid Cap
         (Service Class 2)
            2006                1,846    13.17  -    13.47      22,815           0.11    1.29   -    2.59   10.96   -   31.72
            2005 (ak)             703    12.04  -    12.14       8,508           0.00    1.29   -    2.44   20.41   -   21.36
      VIP Money Market
         (Service Class 2)
            2006 (x)            1,088    10.16  -    10.23      11,107           2.58    1.29   -    2.39    1.58   -    2.35
      VIP Overseas
         (Service Class 2)
            2006                    9    13.17  -    13.56         135           0.51    1.35   -    1.85   16.19   -   31.73
            2005 (ak)               6    11.67  -    16.58          74           0.49    1.35   -    1.80   16.65   -   17.18
            2004                    7    13.55  -    13.55          69           1.01    1.50   -    1.50   11.61   -   11.61
            2003                    6    12.14  -    12.14          57           0.34    1.50   -    1.50   40.89   -   40.89
            2002                    6     8.62  -     8.62          47           0.85    1.50   -    1.50  -21.65   -  -21.65

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
            2006                  410   $11.35  -   $11.61  $    4,725           0.01%   1.29%  -    2.59%   3.85%  -   13.54%
            2005 (ak)             131    11.09  -    11.18       1,457           0.15    1.29   -    2.44   10.90   -   11.78
      Franklin Global Health
         Care Securities
            2002 (ax)               -      N/A  -      N/A           -           0.00    1.35   -    1.85     N/A   -     N/A
      Franklin Growth and
         Income Securities
            2006                5,458    16.34  -    17.33      93,369           2.40    1.29   -    2.69   13.62   -   15.25
            2005                5,741    14.38  -    15.03      85,475           2.65    1.29   -    2.69    0.74   -    2.18
            2004                5,083    14.27  -    14.71      74,266           2.61    1.29   -    2.69    7.64   -    9.19
            2003                2,824    13.38  -    13.48      37,891           0.00    1.29   -    1.89   33.76   -   34.75
            2002 (ay)              55    10.84  -    10.86         595           0.00    1.29   -    2.14    8.40   -    8.60
      Franklin High Income Sec 2
            2006 (y)            1,172    11.44  -    11.80      13,689           6.41    1.28   -    2.44    6.70   -    7.98
            2005                1,146    10.72  -    10.93      12,447           6.61    1.28   -    2.44    0.80   -    2.00
            2004 (as)             776    10.63  -    10.72       8,293           2.06    1.28   -    2.44    6.34   -    7.18
      Franklin Income
         Securities
            2006               20,822    12.73  -    13.19     272,191           3.26    1.28   -    2.59   15.19   -   16.74
            2005               12,501    11.05  -    11.30     140,500           3.28    1.28   -    2.59    0.31   -   10.50
            2004 (as)           2,826    11.17  -    11.26      31,764           0.34    1.10   -    2.54   11.68   -   12.63
      Franklin Large Cap
         Growth Securities
            2006                5,670    11.18  -    11.50      64,820           0.76    1.29   -    2.54    9.47   -   11.79
            2005                2,903    10.35  -    10.51      30,389           0.29    1.29   -    2.49   -0.24   -    3.49
            2004 (az)             176    10.50  -    10.53       1,850           0.00    1.29   -    2.44    5.03   -    5.33
      Franklin Small Cap
         Value Securities
            2006                3,842    13.12  -    20.92      78,437           0.66    1.28   -    2.69   13.84   -   15.50
            2005                3,217    11.36  -    18.38      59,475           0.70    1.28   -    2.69    5.85   -   13.57
            2004                2,205    17.36  -    17.90      39,167           0.18    1.29   -    2.69   20.42   -   22.15
            2003                1,410    14.48  -    14.65      20,576           0.00    1.29   -    2.34   44.80   -   46.53
            2002 (ay)              51    11.21  -    11.23         574           0.00    1.29   -    2.24   12.12   -   12.35

(y)  Previously known as Franklin High Income
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. Financial Highlights (continued)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small-Mid Cap
         Growth Securities
            2006                  215   $18.26  -   $20.62  $    3,789           0.00%  1.15%   -    2.34%   6.16%  -    7.45%
            2005                  231    17.20  -    19.19       3,826           0.00   1.15    -    2.34    2.34   -    3.59
            2004                  244    16.81  -    17.21       3,918           0.00   1.29    -    2.34    8.87   -   10.04
            2003 (ba)             259    15.44  -    15.64       3,800           0.00   1.29    -    2.34   35.48   -   54.39
            2002 (ax)              45    11.52  -    11.55         416           0.00   1.29    -    2.24   15.21   -   15.45
      Franklin Technology
         Securities
            2003 (ba)               -     4.78  -     4.80           -           0.00   1.35    -    1.60    9.12   -    9.21
            2002                    1     4.38  -     4.40           5           0.00   1.35    -    1.60  -44.80   -  -44.66
      Franklin U.S. Government
            2006                1,941    10.27  -    10.66      20,542           4.27   1.29    -    2.69    1.23   -    2.68
            2005                1,485    10.14  -    10.39      15,353           4.40   1.29    -    2.69   -0.34   -    1.09
            2004 (as)             704    10.18  -    10.27       7,221           0.56   1.10    -    2.69    1.76   -    2.74
      Mutual Discovery
            2006                1,515    10.95  -    13.85      18,246           0.68   1.29    -    2.54    9.47   -   21.47
            2005 (ak)             248    11.32  -    11.40       2,826           0.38   1.29    -    2.44   13.16   -   14.05
      Mutual Shares
         Securities
            2006               13,386    17.06  -    22.93     219,784           1.27   1.15    -    2.69   15.21   -   17.03
            2005               10,392    14.81  -    19.60     147,674           0.87   1.15    -    2.69    7.59   -    9.29
            2004                5,727    10.97  -    13.77      78,149           0.70   1.28    -    2.69    9.60   -    9.75
            2003                2,632    12.61  -    12.77      33,291           0.00   1.29    -    2.34   26.15   -   27.65
            2002                  148    10.31  -    10.33       1,445           0.00   1.29    -    2.24    3.12   -    3.33
      Templeton Developing
         Markets Securities
            2006                1,202    21.81  -    31.48      39,374           1.08   1.15    -    2.59   24.78   -   26.63
            2005                1,123    17.22  -    25.23      29,194           1.15   1.15    -    2.59   24.14   -   72.20
            2004                  706    20.32  -    20.90      14,632           1.59   1.29    -    2.59   21.48   -   23.10
            2003                  410    16.80  -    16.98       6,931           0.00   1.29    -    2.14   68.02   -   69.79
            2002                    9    11.22  -    11.24          96           0.00   1.29    -    2.14   12.22   -   12.43

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ba) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
         Securities
            2006              11,793   $14.55  -  $19.68   $  206,971            1.24%  1.15% -  2.69%   18.19% -  20.06%
            2005               8,679    12.12  -   16.65      125,225            1.09   1.15  -  2.69     7.21  -   8.91
            2004               2,631    11.54  -   15.53       37,460            0.79   1.28  -  2.69    15.44  -  55.28
            2003                 918    13.52  -   13.68       12,364            0.00   1.29  -  2.34    35.22  -  36.83
            2002                  47    10.46  -   10.48          427            0.00   1.29  -  2.14     4.65  -   4.84
      Templeton Global
         Income Securities
            2006                 219    14.92  -   20.22        3,600            3.13   1.15  -  2.39    10.08  -  11.48
            2005                 272    13.56  -   18.14        4,101            6.12   1.15  -  2.39    -4.18  -  -5.39
            2004                 305    14.33  -   14.69        4,800           10.86   1.29  -  2.39    12.00  -  13.26
            2003                 297    12.79  -   12.97        4,135           11.06   1.29  -  2.39    20.86  -  27.93
            2002                  92    10.72  -   10.73        1,203            0.00   1.29  -  1.94     7.15  -   7.30
      Templeton Growth
         Securities
            2006                 288    14.62  -   20.75        5,395            1.29   1.15  -  1.85    19.56  -  20.42
            2005                 375    12.23  -   17.23        5,988            1.16   1.15  -  1.85     6.86  -   7.62
            2004                 453    11.44  -   16.01        6,817            1.15   1.15  -  1.85    13.88  -  14.70
            2003                 471    10.05  -   13.96        6,326            1.54   1.15  -  1.85    29.69  -  30.63
            2002                 527     7.75  -   10.69        5,486            2.14   1.15  -  1.85   -20.00  - -19.42

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts:
      VIT Capital Growth
            2006                   7     7.75  -   11.60           62            0.11   1.15  -  1.65     6.79  -   7.32
            2005                   9     7.26  -   10.81           74            0.14   1.15  -  1.65     1.26  -   1.77
            2004                  10     7.17  -   10.62           83            0.70   1.15  -  1.65     7.30  -   7.84
            2003                  10     6.68  -    9.85           78            0.27   1.15  -  1.65    21.71  -  22.32
            2002                  10     5.49  -    8.05           64            0.10   1.15  -  1.65   -25.57  - -25.20
      VIT CORE Large Cap
         Growth
            2002 (bc)              -      N/A  -     N/A            -            0.00   1.59  -  1.59      N/A  -    N/A

(bc) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts
   (continued):
      VIT Global Income
            2002 (bb)              -   $  N/A  -  $  N/A   $        -            0.00%  1.15% -  1.85%    N/A % -    N/A%
      VIT Growth and Income
            2006                 712    12.49  -   12.77        9,037            2.04   1.29  -  2.59    19.46  -  21.05
            2005                 429    10.45  -   10.55        4,518            3.04   1.29  -  2.59     4.53  -   5.46
            2004                   1    10.88  -   10.88            9            1.53   1.59  -  1.59    16.92  -  16.92
            2003                   1     9.31  -    9.31            8            1.30   1.59  -  1.59    22.40  -  22.40
            2002                   1     7.60  -    7.60            6            1.09   1.59  -  1.59   -12.74  - -12.74
      VIT International Equity
            2006                 < 1    15.48  -   15.48            7            0.56   1.15  -  1.15    20.71  -  20.71
            2005                   3    12.42  -   12.82           33            0.30   1.15  -  1.59    11.92  -  12.41
            2004                   3    11.10  -   11.41           31            1.29   1.15  -  1.59    11.69  -  14.06
            2003                   2     9.94  -   10.05           20            3.78   1.37  -  1.59    33.36  -  33.65
            2002                   2     7.45  -    7.59           16            1.09   1.15  -  1.59   -19.63  - -19.27
      VIT Mid Cap Value
            2006 (y)             789    12.79  -   13.07       10,255            1.04   1.29  -  2.59    13.16  -  14.67
            2005                 667    11.30  -   11.40        7,597            1.06   1.29  -  2.59    13.00  -  14.01
            2004                 < 1    20.78  -   20.78            9            0.59   1.37  -  1.37    24.17  -  24.17
            2003                 < 1    16.73  -   16.73            8            0.87   1.37  -  1.37    26.65  -  26.65
            2002                 < 1    13.21  -   13.21            6            1.05   1.37  -  1.37    -5.99  -  -5.99
      VIT Structured Small Cap
         Equity Fund (z)
            2006               1,871    12.32  -   20.87       23,572            0.81   1.15  -  2.59     9.37  -  10.99
            2005               1,214    11.27  -   18.80       13,903            0.42   1.15  -  2.59     4.86  -  12.67
            2004                  28    13.83  -   17.93          446            0.18   1.15  -  1.85    14.18  -  15.00
            2003                  30    12.11  -   15.59          414            0.23   1.15  -  1.85    43.31  -  44.34
            2002                  29     8.45  -   10.80          279            0.29   1.15  -  1.85   -16.54  - -15.94
      VIT Structured U.S.
         Equity Fund (aa)
            2006               1,117    12.31  -   13.81       13,962            1.32   1.15  -  2.59     9.98  -  11.60
            2005                 668    11.20  -   12.38        7,517            1.35   1.15  -  2.59    11.95  -   5.30
            2004                  33     9.87  -   11.75          338            1.08   1.15  -  1.85    12.82  -  13.63
            2003                  35     8.75  -   10.34          315            0.76   1.15  -  1.85    27.08  -  28.00
            2002                  29     6.89  -    8.08          208            0.57   1.15  -  1.85   -23.34  - -22.79

(y)  For the period beginning January 1, 2006, and ended May 1, 2006
(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(bb) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Janus
   Aspen Series Sub-Account:
      Forty Portfolio
            2006                   2   $13.63  -  $13.63          $22            0.35%  1.50% -  1.50%    7.71% -   7.71%
            2005                   2    12.65  -   12.65           21            0.21   1.50  -  1.50    11.16  -  11.16
            2004 (as) (bc)         2    11.38  -   11.38           19            0.46   1.50  -  1.50    13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
         Shares)
            2006                   2    19.01  -   19.01           47            1.59   1.50  -  1.50    16.29  -  16.29
            2005                   2    16.35  -   16.35           40            0.77   1.50  -  1.50     4.65  -   4.65
            2004                   2    15.62  -   15.62           38            0.27   1.50  -  1.50    16.45  -  16.45
            2003                   2    13.42  -   13.42           33            0.28   1.50  -  1.50    31.39  -  31.39
            2002                   1    10.21  -   10.21            8            0.93   1.50  -  1.50     2.10  -   2.10
      Worldwide Growth
         (Service Shares)
            2004                   -      N/A  -     N/A            -            0.00   1.50  -  1.50      N/A  -    N/A
            2003                   -      N/A  -     N/A            -            1.18   1.50  -  1.50      N/A  -    N/A
            2002                   1     8.27  -    8.27            9            1.27   1.50  -  1.50   -17.35  - -17.35

Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
            2006                   1    40.36  -   40.36           24            0.53   1.50  -  1.50    28.00  -  28.00
            2005                   1    31.35  -   31.35           22            0.21   1.50  -  1.50    38.67  -  38.67
            2004                 < 1    22.74  -   22.74            9            0.63   1.50  -  1.50    28.63  -  28.63
            2003                 < 1    17.68  -   17.68            7            0.05   1.50  -  1.50    50.65  -  50.65
            2002                 < 1    11.73  -   11.73            5            0.61   1.50  -  1.50    -2.98  -  -2.98

Legg Mason Partners Variable
   Portfolios I, Inc. Sub-Accounts:
      Legg Mason Variable
         All Cap Portfolio I (ac)
            2006                   1    14.32  -   14.32            7            1.38   1.50  -  1.50    16.35  -  16.35
            2005                   1    12.31  -   12.31            6            0.86   1.50  -  1.50     2.49  -   2.49
            2004                   1    12.01  -   12.01            6            0.54   1.50  -  1.50     6.69  -   6.69
            2003                   1    11.26  -   11.26            6            0.26   1.50  -  1.50    36.95  -  36.95
            2002                   1     8.22  -    8.22            4            0.45   1.50  -  1.50   -26.18  - -26.18

(ac) Previously known as All Cap
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Legg Mason Partners
   Variable Portfolios I,
   Inc. Sub-Accounts
   (continued):
      Legg Mason Variable
         Investors
         Portfolio I (ad)
            2006                    1  $ 13.37  -  $ 13.37  $        9           1.65%   1.50%  -    1.50%  16.49%  -   16.49%
            2005                    1    11.47  -    11.47           8           1.19    1.50   -    1.50    4.93   -    4.93
            2004 (as) (bd)          1    10.94  -    10.94           8           2.81    1.50   -    1.50    9.35   -    9.35

Investments in the Lord
   Abbett Series Fund
   Sub-Accounts:
      All Value
            2006                1,138    12.66  -    13.05      14,734           0.69    1.29   -    2.59   11.68   -   13.17
            2005                  772    11.34  -    11.53       8,862           0.54    1.29   -    2.59    5.58   -   13.40
            2004 (az)             170    10.89  -    10.92       1,850           0.57    1.29   -    2.29    8.93   -    9.20
      Bond-Debenture
            2006                3,077    10.86  -    11.19      34,209           7.41    1.29   -    2.59    6.50   -    7.92
            2005                1,735    10.20  -    10.37      17,927           8.07    1.29   -    2.59    0.00   -    2.01
            2004 (az)             253    10.34  -    10.37       2,625           8.91    1.29   -    2.44    3.40   -    3.70
      Growth and Income
            2006                3,372    12.49  -    12.87      43,120           1.52    1.29   -    2.59   14.25   -   15.76
            2005                2,117    10.93  -    11.11      23,456           1.60    1.29   -    2.59    1.92   -    9.32
            2004 (az)             362    10.87  -    10.90       3,950           1.23    1.29   -    2.44    8.73   -    9.04
      Growth Opportunities
            2006                1,072    11.92  -    12.27      13,057           0.00    1.29   -    2.54    6.51   -   19.22
            2005                  459    11.35  -    11.52       5,268           0.00    1.29   -    2.44    3.28   -   13.51
            2004 (az)              68    11.12  -    11.15         753           0.00    1.29   -    2.34   11.23   -   11.53
      Mid-Cap Value
            2006                3,997    12.79  -    13.18      52,336           0.57    1.29   -    2.59    9.33   -   10.79
            2005                3,079    11.70  -    11.90      36,499           0.74    1.29   -    2.59    6.83   -   17.01
            2004 (az)             411    11.10  -    11.14       4,574           0.47    1.29   -    2.44   11.03   -   11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
         Growth
            2004 (be)               -      N/A  -      N/A           -           0.00    0.83   -    0.83     N/A   -     N/A
            2003                  996     9.85  -    10.08      11,294           0.00    0.83   -    2.20   35.68   -   37.55
            2002                  277     7.26  -     7.33       2,071           0.00    0.83   -    2.20  -27.40   -  -26.73

(ad) Previously known as Investors
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(az) For the period beginning October 1, 2004 and ended December 31, 2004
(be) On April 30, 2004, LSA Aggressive  Growth merged into LIT Aggressive Growth (Class II)
(bd) On April 30, 2004, LSA Value Equity merged into Investors

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Balanced
            2004 (bf)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003                    1    10.43  -    10.43           9           1.23    1.50   -    1.50   27.29   -   27.29
            2002                    1     8.20  -     8.20           6           1.22    1.50   -    1.50  -19.53   -  -19.53
      LSA Basic Value
            2004 (ap)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.62  -    11.62           8           0.00    1.50   -    1.50   31.42   -   31.42
            2002                  < 1     8.84  -     8.84           4           0.00    1.50   -    1.50  -22.88   -  -22.88
      LSA Blue Chip
            2004 (bg)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    2    10.06  -    10.06          16           0.02    1.50   -    1.50   23.36   -   23.36
            2002                    2     8.16  -     8.16          12           0.00    1.50   -    1.50  -27.30   -  -27.30
      LSA Capital Appreciation
            2004 (bc)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.44  -    11.44          17           0.00    1.50   -    1.50   28.39   -   28.39
            2002                    1     8.91  -     8.91          13           0.00    1.50   -    1.50  -29.73   -  -29.73
      LSA Capital Growth
            2004 (bh)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                   21     9.99  -     9.99         173           0.21    1.50   -    1.50   21.69   -   21.69
            2002                    6     8.21  -     8.21          40           0.03    1.50   -    1.50  -25.51   -  -25.51
      LSA Disciplined Equity
            2003 (bi)               -     8.50  -     8.50           -           0.00    1.50   -    1.50    4.23   -    4.23
            2002                    1     8.16  -     8.16           6           0.41    1.50   -    1.50  -26.38   -  -26.38
      LSA Diversified Mid Cap
            2004 (bj)               -      N/A  -      N/A           -           0.02    1.50   -    1.50     N/A   -     N/A
            2003                    1    12.38  -    12.38          11           0.07    1.50   -    1.50   30.81   -   30.81
            2002                    1     9.47  -     9.47           7           0.08    1.50   -    1.50  -20.46   -  -20.46
      LSA Emerging Growth
         Equity
            2004 (bk)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.91  -    10.91           8           0.00    1.50   -    1.50   44.73   -   44.73
            2002                    1     7.54  -     7.54           5           0.00    1.50   -    1.50  -42.77   -  -42.77

(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30,  2004,  LSA Capital  Growth  merged into Van Kampen UIF Equity Growth
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bj) On April 30, 2004, LSA  Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bk) On April 30, 2004,  LSA Emerging  Growth Equity merged into LIT  Aggressive Growth (Class II)
(ap) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
            2004 (bl)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003 (bi)             305     9.33  -     9.33       3,651           0.00    1.50   -    1.50   21.62   -   21.62
            2002                    7     7.67  -     7.67          57           0.00    1.50   -    1.50  -30.87   -  -30.87
      LSA Mid Cap Value
            2004 (bm)               -      N/A  -      N/A           -           0.08    1.50   -    1.50     N/A   -     N/A
            2003                  744    15.04  -    15.04      11,272           0.09    1.50   -    1.50   37.68   -   37.68
            2002                   22    10.92  -    10.92         244           0.20    1.50   -    1.50    9.21   -    9.21
      LSA Value Equity
            2004 (bd)               -      N/A  -      N/A           -           0.38    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.90  -    10.90           7           1.48    1.50   -    1.50   28.49   -   28.49
            2002                    1     8.49  -     8.49           5           0.00    1.50   -    1.50  -23.34   -  -23.34

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
            2006                  247     5.59  -    11.83       2,192           0.00    1.15   -    1.65    6.13   -    6.66
            2005                  319     5.27  -    11.09       2,641           0.00    1.15   -    1.65    7.41   -    7.94
            2004                  387     4.90  -    10.27       2,926           0.00    1.15   -    1.65   11.11   -   11.67
            2003                  484     4.41  -     9.20       3,233           0.00    1.15   -    1.65   28.10   -   28.74
            2002                  570     3.44  -     7.15       2,932           0.00    1.15   -    1.65  -34.85   -  -34.52
      MFS High Income
            2006                   56    12.80  -    13.18         732           7.62    1.25   -    1.65    8.57   -    9.01
            2005                   73    11.79  -    12.09         873           6.89    1.25   -    1.65    0.49   -    0.89
            2004                   80    11.73  -    11.99         959           4.77    1.25   -    1.65    7.36   -    7.79
            2003                   71    10.93  -    11.12         783           4.07    1.25   -    1.65   16.03   -   16.49
            2002                   47     9.42  -     9.55         447           7.56    1.25   -    1.65    0.89   -    1.29
      MFS Investors Trust
            2006                  334    10.20  -    11.52       3,493           0.50    1.15   -    1.65   11.15   -   11.71
            2005                  401     8.60  -    10.31       3,774           0.55    1.15   -    1.65    5.56   -    6.09
            2004                  436     8.69  -     8.88       3,878           0.60    1.25   -    1.65    9.53   -    9.97
            2003                  420     7.94  -     8.08       3,395           0.62    1.25   -    1.65   20.15   -   20.63
            2002                  411     6.60  -     6.70       2,766           0.60    1.25   -    1.65  -33.95   -  -21.95

(bd) On April 30, 2004, LSA Value Equity merged into Investors
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
            2006                  226  $ 14.91  -  $ 19.46  $    3,434           0.00%   1.15%  -    1.65%  11.37%  -   11.92%
            2005                  261     8.56  -    10.39       3,548           0.00    1.15   -    1.65    3.53   -    4.02
            2004                  306    12.94  -    13.22       4,000           0.00    1.25   -    1.65    4.78   -    5.20
            2003                  312    12.35  -    12.57       3,879           0.00    1.25   -    1.65   31.53   -   32.06
            2002                  286     9.39  -     9.52       2,722           0.00    1.25   -    1.65  -32.75   -  -32.48
      MFS Research
            2006                  152     7.97  -    10.35       1,421           0.53    1.15   -    1.65    8.67   -    9.22
            2005                  205     7.33  -     9.48       1,755           0.47    1.15   -    1.65    6.04   -    6.57
            2004                  249     6.92  -     8.89       1,983           1.03    1.15   -    1.65   13.95   -   14.53
            2003                  306     6.07  -     7.77       2,134           0.65    1.15   -    1.65   22.67   -   23.28
            2002                  324     4.95  -     6.30       1,837           0.26    1.15   -    1.65  -25.77   -  -25.40
      MFS Research Bond
            2006                  173    14.02  -    14.44       2,489           4.09    1.25   -    1.65    2.35   -    2.76
            2005                  214    13.70  -    14.05       2,997           5.20    1.25   -    1.65   -0.14   -    0.26
            2004                  246    13.72  -    14.02       3,438           6.02    1.25   -    1.65    4.33   -    4.75
            2003                  209    13.15  -    13.38       2,793           5.69    1.25   -    1.65    7.55   -    7.98
            2002                  183    12.22  -    12.39       2,263           5.84    1.25   -    1.65    7.14   -    7.57
      MFS Utilities
            2006                   20    17.52  -    18.00         350           1.73    1.15   -    1.65   29.12   -   79.97
            2005                   13    13.57  -    13.80         173           0.52    1.35   -    1.65   15.28   -   35.71
            2004                    8    11.83  -    11.97          96           1.43    1.35   -    1.69   28.02   -   28.45
            2003                    8     9.24  -     9.31          74           1.91    1.37   -    1.69   33.62   -   34.07
            2002                    8     6.92  -     6.95          58           1.30    1.37   -    1.69  -30.82   -  -23.78

Investments in the MFS
   Variable Insurance Trust
   (Service Class) Sub-Accounts:
      MFS Emerging Growth
         (Service Class)
            2006                   66     8.41  -     8.66         569           0.00    1.35   -    1.85    5.63   -    6.16
            2005                   78     7.96  -     8.15         634           0.00    1.35   -    1.85    6.91   -    7.46
            2004                   93     7.45  -     7.59         704           0.00    1.35   -    1.85   10.63   -   11.20
            2003                   98     6.73  -     6.82         669           0.00    1.35   -    1.85   27.53   -   28.18
            2002                   93     5.28  -     5.32         496           0.00    1.35   -    1.85  -35.08   -  -34.75
      MFS Investors Trust
         (Service Class)
            2006                   72    10.34  -    10.64         759           0.26    1.35   -    1.85   10.61   -   11.18
            2005                   77     9.34  -     9.57         733           0.31    1.35   -    1.85    5.05   -    5.58
            2004                   87     8.90  -     9.06         790           0.43    1.35   -    1.85    9.07   -    9.63
            2003                   92     8.16  -     8.27         765           0.46    1.35   -    1.85   19.58   -   20.19
            2002                   91     6.82  -     6.88         632           0.48    1.35   -    1.85  -22.61   -  -22.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts (continued):
      MFS New Discovery
         (Service Class)
            2006                  106  $ 10.01  -  $ 10.30  $    1,084           0.00%   1.35%  -    1.85%  10.85%  -   11.41%
            2005                  116     9.03  -     9.25       1,075           0.00    1.35   -    1.85    3.09   -    3.62
            2004                  120    11.87  -    11.87       1,075           0.00    1.50   -    1.50    4.62   -    4.62
            2003                  120    11.34  -    11.34       1,031           0.00    1.50   -    1.50   31.43   -   31.43
            2002                  103     8.63  -     8.63         673           0.00    1.50   -    1.50  -32.83   -  -32.83
      MFS Research
         (Service Class)
            2006                   46     9.85  -    10.14         464           0.31    1.35   -    1.85    8.17   -    8.72
            2005                   47     9.11  -     9.32         439           0.30    1.35   -    1.85    5.59   -    6.12
            2004                   49     8.62  -     8.79         430           0.88    1.35   -    1.85   13.43   -   14.01
            2003                   51     7.60  -     7.71         397           0.38    1.35   -    1.85   22.07   -   22.69
            2002                   52     6.23  -     6.28         330           0.11    1.35   -    1.85  -26.11   -  -25.74
      MFS Utilities
         (Service Class)
            2006                  100    14.20  -    14.61       1,715           1.80    1.35   -    1.85   28.55   -   29.20
            2005                  102    11.04  -    11.31       1,352           0.68    1.35   -    1.85   14.42   -   15.00
            2004                   63    13.05  -    13.05         635           1.26    1.50   -    1.50   27.90   -   27.90
            2003                   78    10.21  -    10.21         614           1.99    1.50   -    1.50   33.54   -   33.54
            2002                   75     7.64  -     7.64         440           2.33    1.50   -    1.50  -23.57   -  -23.57

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
            2006                2,252     9.36  -    10.10      28,821           0.00    0.70   -    2.05    5.66   -    7.09
            2005                2,887     8.86  -     9.43      30,046           0.00    0.70   -    2.05   20.68   -   22.31
            2004                3,564     7.34  -     7.71      36,091           0.01    0.70   -    2.05   10.43   -   11.93
            2003                4,391     6.65  -     6.89      40,215           0.01    0.70   -    2.05   23.50   -   25.18
            2002                5,099     5.38  -     5.50      37,744           0.31    0.70   -    2.05  -24.18   -  -23.14
      Capital Growth
            2002 (bn)               -      N/A  -      N/A           -           0.48    0.70   -    2.05     N/A   -     N/A

(bn) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Dividend Growth
            2006               13,870  $ 11.74  -  $ 13.50  $  439,541           1.33%   0.70%  -    2.05%   8.85%  -   10.32%
            2005               18,424    10.78  -    12.24     545,559           1.26    0.70   -    2.05    3.47   -    4.87
            2004               22,317    10.42  -    11.67     696,586           1.55    0.70   -    2.05    6.26   -    7.70
            2003               27,375     9.81  -    10.83     820,639           1.85    0.70   -    2.05   25.30   -   27.00
            2002               31,946     7.83  -     8.53     779,026           2.00    0.70   -    2.05  -19.68   -  -18.59
      Equity
            2006               10,130     8.43  -     8.67     351,734           0.00    0.70   -    2.05    2.08   -    3.46
            2005               13,231     8.15  -     8.49     459,943           0.00    0.70   -    2.05   15.77   -   17.33
            2004               14,403     6.95  -     7.34     511,428           0.40    0.70   -    2.05    8.89   -   10.37
            2003               17,326     6.30  -     6.74     588,664           0.37    0.70   -    2.05   20.31   -   21.95
            2002               20,268     5.16  -     5.60     595,598           0.35    0.70   -    2.05  -22.82   -  -21.76
      European Growth
            2006                3,921    12.24  -    12.68     131,420           1.72    0.70   -    2.05   27.58   -   29.31
            2005                5,072     9.60  -     9.81     134,885           1.17    0.70   -    2.05    6.49   -    7.93
            2004                5,979     9.01  -     9.09     167,620           1.12    0.70   -    2.05   10.45   -   11.95
            2003                7,200     8.12  -     8.16     187,302           0.86    0.70   -    2.05   26.41   -   28.13
            2002                8,623     6.34  -     6.45     182,586           1.46    0.70   -    2.05  -22.96   -  -21.91
      Global Advantage
            2006                1,556     9.37  -     9.90      15,728           0.78    0.70   -    2.05   16.15   -   17.73
            2005                2,048     7.96  -     8.52      17,769           0.28    0.70   -    2.05    4.64   -    6.05
            2004                2,664     7.51  -     8.14      22,063           0.43    0.70   -    2.05   10.26   -   11.75
            2003                3,230     6.72  -     7.39      24,224           1.06    0.70   -    2.05   28.46   -   30.20
            2002                3,702     5.16  -     5.75      21,521           0.83    0.70   -    2.05  -22.42   -  -21.37
      Global Dividend Growth
            2006                6,387    14.73  -    16.48     154,443           1.98    0.70   -    2.05   19.47   -   21.09
            2005                8,403    12.33  -    13.61     169,963           1.63    0.70   -    2.05    4.19   -    5.60
            2004               10,008    11.83  -    12.89     201,476           1.45    0.70   -    2.05   12.60   -   14.13
            2003               11,608    10.51  -    11.29     209,033           1.91    0.70   -    2.05   29.39   -   31.15
            2002               13,562     8.12  -     8.61     190,169           1.80    0.70   -    2.05  -14.29   -  -13.13
      High Yield
            2006                2,215     6.19  -     8.13      26,456           6.92    0.70   -    2.05    7.08   -    8.53
            2005                2,986     5.70  -     7.60      33,636           6.98    0.70   -    2.05    0.12   -    1.47
            2004                3,956     5.62  -     7.59      46,919           7.46    0.70   -    2.05    7.61   -    9.08
            2003                4,896     5.15  -     7.05      54,254          10.14    0.70   -    2.05   25.14   -   26.84
            2002                4,838     4.06  -     5.63      43,505          18.30    0.70   -    2.05   -9.02   -   -7.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Income Builder
         2006                   1,893  $ 14.06  -  $ 15.49  $   32,764           2.59%  0.70%   -   2.05%   11.90%  -   13.42%
         2005                   2,399    12.57  -    13.66      37,101           2.63   0.70    -   2.05     4.79   -    6.21
         2004                   3,118    11.99  -    12.86      46,418           3.61   0.70    -   2.05     8.71   -   10.19
         2003                   3,590    11.03  -    11.67      49,256           3.09   0.70    -   2.05    18.39   -   20.00
         2002                   4,059     9.32  -     9.72      47,094           4.20   0.70    -   2.05    -8.29   -   -6.82
      Information
         2006 (ae)                  -      N/A  -      N/A           -           0.00   0.00    -   0.00      N/A   -     N/A
         2005                     619     4.62  -    11.74       2,932           0.00   0.83    -   1.85    -1.24   -   -0.23
         2004                     859     4.79  -    11.77       4,091           0.00   0.83    -   2.05     1.44   -    2.69
         2003                   1,036     4.72  -    11.46       4,837           0.00   0.83    -   2.05    57.81   -   59.75
         2002                     664     2.99  -     7.17       1,961           0.94   0.83    -   2.05   -44.24   -  -28.27
      Limited Duration
         2006                   2,750    11.04  -    12.33      32,271           4.68   0.70    -   1.85     2.37   -    3.56
         2005                   3,545    10.78  -    11.91      40,508           3.87   0.70    -   1.85     0.01   -    1.16
         2004                   4,395    10.61  -    11.77      50,056           4.12   0.70    -   2.05    -0.64   -    0.71
         2003                   5,392    10.68  -    11.69      61,420           4.05   0.70    -   2.05     0.15   -    1.51
         2002                   6,130    10.66  -    11.51      69,291           3.58   0.70    -   2.05     1.94   -    3.33
      Money Market
         2006                   8,634    10.18  -    11.56     124,279           4.63   0.70    -   2.05     2.50   -    3.89
         2005                   9,494     9.93  -    11.13     134,039           2.68   0.70    -   2.05     0.71   -    2.07
         2004                  11,900     9.86  -    10.90     166,792           0.79   0.70    -   2.05    -1.18   -    0.16
         2003                  16,876     9.98  -    10.89     237,222           0.66   0.70    -   2.05    -1.37   -   -0.03
         2002 (bn)             28,382    10.12  -    10.89     402,007           1.31   0.70    -   2.05     0.63   -    1.21
      Pacific Growth
         2004 (bo)                  -      N/A  -      N/A           -           0.00   0.70    -   2.05      N/A   -     N/A
         2003                   5,498     4.84  -     6.48      22,979           0.00   0.70    -   2.05    27.02   -   28.74
         2002                   5,625     3.76  -     5.10      18,319           0.00   0.70    -   2.05   -24.43   -  -23.40
      Quality Income Plus
         2006                   7,370    12.76  -    15.28     170,943           5.03   0.70    -   2.05     3.56   -    4.96
         2005                   9,929    12.32  -    14.56     219,645           5.10   0.70    -   2.05     1.23   -    2.61
         2004                  12,316    12.17  -    14.19     276,600           5.45   0.70    -   2.05     3.09   -    4.49
         2003                  15,564    11.81  -    13.58     340,872           5.68   0.70    -   2.05     6.25   -    7.69
         2002                  19,078    11.11  -    12.61     397,716           6.01   0.70    -   2.05     3.37   -    4.78

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bn) On August 31, 2002, Capital Growth merged into Money Market
(bo) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts
   (continued):
      S&P 500 Index
         2006                   6,425  $ 10.26  -  $ 10.58  $   77,960           1.62%  0.70%   -   2.05%   13.22%  -   14.75%
         2005                   9,063     9.06  -     9.22      96,741           1.62   0.70    -   2.05     2.52   -    3.91
         2004                  11,740     8.84  -     8.87     122,996           0.96   0.70    -   2.05     8.35   -    9.82
         2003                  13,279     8.08  -     8.16     127,914           1.01   0.70    -   2.05    25.26   -   26.96
         2002                  13,650     6.36  -     6.51     104,609           1.01   0.70    -   2.05   -24.06   -  -23.03
      Strategist
         2006                   8,248    12.51  -    14.02     241,744           2.57   0.70    -   2.05    12.69   -   14.21
         2005                  10,340    11.10  -    12.27     271,309           1.90   0.70    -   2.05     6.13   -    7.57
         2004                  12,349    10.46  -    11.41     325,336           1.91   0.70    -   2.05     8.13   -    9.60
         2003                  14,584     9.68  -    10.41     366,549           1.65   0.70    -   2.05    23.68   -   25.36
         2002                  16,778     7.82  -     8.30     351,932           1.54   0.70    -   2.05   -11.72   -  -10.52
      Utilities
         2006                   5,184    10.03  -    10.73     132,186           1.99   0.70    -   2.05    17.88   -   19.48
         2005                   6,612     8.50  -     8.98     143,844           2.34   0.70    -   2.05    12.30   -   13.82
         2004                   7,513     7.57  -     7.89     157,840           2.49   0.70    -   2.05    18.21   -   19.82
         2003                   9,199     6.41  -     6.58     165,009           2.83   0.70    -   2.05    14.96   -   16.53
         2002                  11,242     5.57  -     5.65     179,523           2.79   0.70    -   2.05   -24.43   -  -23.40

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
         (Class Y Shares)
         2006                   2,987    16.66  -    17.48      30,430           0.00   1.29    -   2.59     4.86   -    6.26
         2005                   2,999    15.88  -    16.45      28,565           0.00   1.29    -   2.59    19.56   -   21.15
         2004                   3,342    13.29  -    13.58      26,131           0.00   1.29    -   2.59     9.56   -   11.02
         2003                   3,669    12.13  -    12.23      25,091           0.00   1.29    -   2.59    21.26   -   22.34
         2002                   3,298     5.19  -     6.91      17,226           0.10   1.35    -   2.20   -24.52   -  -23.87
      Capital Growth
         (Class Y Shares)
         2002 (bp)                  -      N/A  -      N/A           -           0.27   1.35    -   2.20      N/A   -     N/A

(bp) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Dividend Growth
         (Class Y Shares)
            2006               10,201  $ 14.19  -  $ 14.90  $  129,082           1.12%  1.29%   -   2.59%    7.97%  -    9.40%
            2005               11,696    13.15  -    13.62     135,625           1.08   1.29    -   2.59     2.63   -    4.00
            2004               11,891    12.81  -    13.10     132,693           1.43   1.29    -   2.59     5.41   -    6.81
            2003               11,170    12.15  -    12.26     114,227           1.65   1.29    -   2.59    21.52   -   22.60
            2002                8,696     7.42  -     8.04      68,923           1.99   1.35    -   2.20   -20.02   -  -19.33
      Equity
         (Class Y Shares)
            2006               10,777    14.79  -    15.53     110,189           0.00   1.29    -   2.59     1.23   -   55.26
            2005               12,195    14.61  -    15.14     119,287           0.00   1.29    -   2.59    14.85   -   16.38
            2004               13,667    12.72  -    13.01     112,120           0.22   1.29    -   2.59     7.99   -    9.43
            2003               14,125    11.78  -    11.88      98,665           0.14   1.29    -   2.59    17.80   -   18.84
            2002               11,901     5.31  -     8.10      63,832           0.19   1.35    -   2.30   -22.50   -  -19.01
      European Growth
         (Class Y Shares)
            2006                3,485    18.41  -    19.32      44,439           1.49   1.29    -   2.59    26.52   -   28.21
            2005                3,838    14.55  -    15.07      38,367           0.97   1.29    -   2.59     5.56   -    6.96
            2004                4,429    13.78  -    14.09      41,305           0.98   1.29    -   2.59     9.57   -   11.03
            2003                4,424    12.58  -    12.69      35,785           0.61   1.29    -   2.59    25.79   -   26.90
            2002                3,700     5.76  -     8.05      21,755           1.85   1.35    -   2.30   -22.58   -  -19.50
      Global Advantage
         (Class Y Shares)
            2006                1,036    16.33  -    17.15      10,541           0.55   1.29    -   2.59    15.29   -   16.83
            2005                1,190    14.17  -    14.68      10,387           0.05   1.29    -   2.59     3.69   -    5.07
            2004                1,302    13.66  -    13.97      10,869           0.30   1.29    -   2.59     9.38   -   10.84
            2003                1,276    12.49  -    12.60       9,194           0.74   1.29    -   2.59    24.92   -   26.03
            2002                1,033     4.95  -     8.06       5,212           0.66   1.35    -   2.30   -22.00   -  -19.42
      Global Dividend Growth
        (Class Y Shares)
            2006                4,671    17.59  -    18.47      72,767           1.74   1.29    -   2.59    18.46   -   20.04
            2005                5,317    14.85  -    15.38      69,331           1.47   1.29    -   2.59     3.43   -    4.81
            2004                5,319    14.36  -    14.68      65,871           1.37   1.29    -   2.59    11.68   -   13.17
            2003                4,330    12.86  -    12.97      46,680           1.63   1.29    -   2.59    28.57   -   29.71
            2002                2,607     7.89  -     8.13      20,621           1.86   1.35    -   2.30   -18.74   -  -13.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      High Yield
         (Class Y Shares)
            2006                3,372  $ 12.64  -  $ 13.27  $   28,708           6.71%  1.29%   -    2.59%    6.19% -   7.61%
            2005                4,278    11.90  -    12.33      33,289           7.05   1.29    -    2.59    -0.71  -   0.61
            2004                4,910    11.99  -    12.25      37,267           7.51   1.29    -    2.59     6.73  -   8.15
            2003                5,305    11.23  -    11.33      33,806           8.97   1.29    -    2.59    12.32  -  13.31
            2002                2,433     4.14  -     9.10      10,639          18.51   1.35    -    2.30    -8.99  -  -8.60
      Income Builder
         (Class Y Shares)
            2006                3,086    14.39  -    15.11      43,341           2.37   1.29    -    2.59    11.02  -  12.49
            2005                3,485    12.96  -    13.43      43,791           2.46   1.29    -    2.59     3.95  -   5.34
            2004                3,881    12.47  -    12.75      46,473           3.55   1.29    -    2.59     7.85  -   9.29
            2003                3,718    11.56  -    11.67      40,658           2.90   1.29    -    2.59    15.63  -  16.66
            2002                1,482     8.88  -     9.17      13,401           4.48   1.35    -    2.30   -11.23  -  -9.19
      Information
         (Class Y Shares)
            2006 (ae)               -      N/A  -      N/A           -           0.00   0.00    -    0.00      N/A  -    N/A
            2005                1,511    14.58  -    15.10       9,036           0.00   1.29    -    2.59    -2.38  -  -1.09
            2004                2,101    14.93  -    15.27      12,763           0.00   1.29    -    2.59     0.68  -   2.02
            2003                2,271    14.83  -    14.96      13,028           0.00   1.29    -    2.59    48.33  -  49.65
            2002                1,667     2.92  -     7.43       5,044           1.07   1.35    -    2.30   -44.05  - -25.69
      Limited Duration
         (Class Y Shares)
            2006               10,388     9.81  -    10.29     110,355           4.47   1.29    -    2.59     1.34  -   2.69
            2005               11,553     9.68  -    10.03     120,269           3.70   1.29    -    2.59    -1.11  -   0.20
            2004               11,437     9.79  -    10.00     120,213           4.01   1.29    -    2.59    -1.45  -  -0.13
            2003               11,259     9.93  -    10.02     120,623           3.95   1.29    -    2.59    -0.70  -   0.18
            2002                6,502    10.12  -    11.09      70,981           3.13   1.35    -    2.30     1.22  -   2.41
      Money Market
         (Class Y Shares)
            2006 (ae)           9,658     9.80  -    10.29      99,058           4.44   1.29    -    2.59     1.66  -   3.01
            2005                9,420     9.64  -     9.99      94,188           2.51   1.29    -    2.59     1.21  -  -0.11
            2004                8,639     9.65  -     9.87      85,984           0.59   1.29    -    2.59    -1.99  -  -0.68
            2003                8,984     9.85  -     9.94      90,996           0.40   1.29    -    2.59    -1.52  -  -0.64
            2002 (bq)          12,744     9.92  -    10.46     131,413           1.01   1.35    -    2.30    -0.78  -  -0.27

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bq) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                               (000s)    Lowest to Highest    (000s)    Income Ratio*       Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Pacific Growth
         (Class Y Shares)
            2004 (bo)               -  $   N/A  -  $   N/A  $        -           0.00%  1.29%   -    2.44%     N/A% -    N/A%
            2003                1,166    13.83  -    13.94       7,364           0.00   1.29    -    2.44    38.35  -  39.43
            2002                  631     3.94  -     6.09       2,619           0.00   1.35    -    2.20   -25.23  - -24.59
      Quality Income Plus
         (Class Y Shares)
            2006               16,996    10.78  -    11.31     205,030           5.01   1.29    -    2.59     2.62  -   3.98
            2005               16,194    10.50  -    10.88     191,363           4.85   1.29    -    2.59     0.41  -   1.75
            2004               14,099    10.46  -    10.69     170,081           5.24   1.29    -    2.59     2.35  -   3.72
            2003               11,264    10.22  -    10.31     136,406           5.95   1.29    -    2.59     2.20  -   3.11
            2002                8,406    10.33  -    12.04      99,130           5.73   1.35    -    2.30     3.28  -   3.85
      S&P 500 Index
         (Class Y Shares)
            2006               13,991    14.73  -    15.46     161,681           1.43   1.29    -    2.59    12.24  -  13.73
            2005               15,651    13.12  -    13.60     157,007           1.40   1.29    -    2.59     1.74  -   3.09
            2004               16,146    12.90  -    13.19     151,930           0.81   1.29    -    2.59     7.44  -   8.87
            2003               15,307    12.01  -    12.11     127,061           0.82   1.29    -    2.59    20.07  -  21.14
            2002               10,380     5.90  -     7.13      61,909           0.94   1.35    -    2.20   -24.35  - -23.71
      Strategist
         (Class Y Shares)
            2006                7,497    15.06  -    15.81      98,826           2.40   1.29    -    2.59    11.79  -  13.27
            2005                8,176    13.47  -    13.95      94,837           1.72   1.29    -    2.59     5.27  -   6.67
            2004                8,876    12.79  -    13.08      95,972           1.74   1.29    -    2.59     7.26  -   8.70
            2003                8,863    11.93  -    12.03      87,272           1.45   1.29    -    2.59    19.28  -  20.34
            2002                7,216     7.78  -     8.89      55,794           1.43   1.35    -    2.30   -11.32  - -11.06
      Utilities
         (Class Y Shares)
            2006                2,977    17.40  -    18.27      33,317           1.79   1.29    -    2.59    16.93  -  18.48
            2005                3,375    14.88  -    15.42      32,047           2.19   1.29    -    2.59    11.40  -  12.88
            2004                3,569    13.36  -    13.66      29,343           2.33   1.29    -    2.59    17.17  -  18.73
            2003                3,738    11.40  -    11.51      25,295           2.70   1.29    -    2.59    14.04  -  15.05
            2002                3,518     5.61  -     6.23      19,653           2.81   1.35    -    2.20   -24.76  - -24.11

(bo) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment        Expense                Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*      Ratio**              Return***
                              -------  -------------------  ----------  -------------  ------------------  -----------------
Investments in the Neuberger &
   Berman Advisors Management
   Trust Sub-Accounts:
      AMT Guardian
            2006                   -   $     -  -  $     -  $        -           0.00%  0.00%   -    0.00%    0.00% -   0.00%
            2005                   -         -  -        -           -           0.00   0.00    -    0.00     0.00  -   0.00
            2004                   1     12.62  -    12.62          10           0.13   1.59    -    1.59    13.99  -  13.99
            2003                   1     11.07  -    11.07           7           0.83   1.59    -    1.59    29.68  -  29.68
            2002                   1      8.54  -     8.54           6           0.76   1.59    -    1.59   -27.61  - -27.61
      AMT Mid-Cap Growth
            2006                 < 1     15.73  -    16.01           7           0.00   1.37    -    1.59    12.89  -  13.14
            2005                   2     13.93  -    14.38          32           0.00   1.15    -    1.59    11.95  -  12.44
            2004                   2     12.45  -    12.79          28           0.00   1.15    -    1.59    14.47  -  14.98
            2003                   2     10.87  -    11.12          25           0.00   1.15    -    1.59    26.05  -  26.61
            2002                   2      8.63  -     8.78          20           0.00   1.15    -    1.59   -30.46  - -30.15
      AMT Partners
            2006                   9     15.40  -    15.40         142           0.67   1.59    -    1.59    10.48  -  10.48
            2005                  11     13.94  -    13.94         159           0.96   1.59    -    1.59    16.19  -  16.19
            2004                  12     12.00  -    12.00         140           0.01   1.59    -    1.59    17.10  -  17.10
            2003                  12     10.25  -    10.25         121           0.00   1.59    -    1.59    32.96  -  32.96
            2002                  13      7.71  -     7.71          98           0.58   1.59    -    1.59   -25.34  - -25.34

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
            2006                 583     12.42  -    14.25       8,116           2.33   1.15    -    1.85     9.10  -   9.88
            2005                 808     11.38  -    12.97      10,497           1.81   1.15    -    1.85     1.97  -   2.70
            2004                 948     11.16  -    12.63      12,084           1.04   1.15    -    1.85     8.06  -   8.84
            2003               1,032     10.33  -    11.60      12,224           2.89   1.15    -    1.85    22.65  -  23.53
            2002               1,078      8.42  -     9.39      10,442           3.27   1.15    -    1.85   -12.06  - -11.43
      Oppenheimer Capital
         Appreciation
            2006               1,171      9.17  -    11.33      12,520           0.38   1.15    -    1.85     5.96  -   6.72
            2005               1,368      8.65  -    10.62      13,704           0.91   1.15    -    1.85     3.16  -   3.90
            2004               1,553     10.58  -    10.81      14,953           0.31   1.25    -    1.65     5.19  -   5.61
            2003               1,581     10.06  -    10.24      14,409           0.35   1.25    -    1.65    28.80  -  29.32
            2002               1,588      7.81  -     7.92      11,150           0.64   1.25    -    1.65   -28.06  - -27.77
      Oppenheimer Core
         Bond
            2006                 295     13.52  -    13.93       4,089           5.42   1.25    -    1.65     3.56  -   3.97
            2005                 347     13.06  -    13.40       4,634           5.38   1.25    -    1.65     0.91  -   1.32
            2004                 399     12.94  -    13.22       5,253           4.64   1.25    -    1.65     3.77  -   4.18
            2003                 386     12.47  -    12.69       4,894           4.79   1.25    -    1.65     5.03  -   5.45
            2002                 726     11.87  -    12.04       8,735           6.14   1.25    -    1.65     7.29  -   7.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Global
         Securities
            2006                  635  $ 15.10  -  $ 19.97  $   12,151           1.05%  1.15%   -    1.85%  15.52%  -   16.35%
            2005                  731    13.07  -    17.16      12,029           1.00   1.15    -    1.85   12.20   -   13.00
            2004                  788    15.96  -    16.31      11,428           1.21   1.25    -    1.65   17.21   -   17.68
            2003                  857    13.61  -    13.86      10,485           0.67   1.25    -    1.65   40.68   -   41.25
            2002                  946     9.68  -     9.81       8,181           0.60   1.25    -    1.65  -23.41   -  -23.10
      Oppenheimer High
         Income
            2006                  144    13.16  -    13.36       1,908           7.32   1.25    -    1.45    7.85   -    8.07
            2005                  161    12.05  -    12.36       1,982           6.77   1.25    -    1.65    0.64   -    1.05
            2004                  174    11.97  -    12.23       2,117           5.84   1.25    -    1.65    7.18   -    7.61
            2003                  137    11.17  -    11.37       1,548           5.98   1.25    -    1.65   11.67   -   22.42
            2002                  115     9.22  -     9.28       1,062          11.89   1.25    -    1.45   -3.80   -   -3.61
      Oppenheimer Main
         Street
            2006                  751    11.19  -    11.43       8,286           1.20   1.15    -    1.85   12.90   -   13.71
            2005                  973     9.84  -    10.12       9,394           1.39   1.15    -    1.85    4.02   -    4.77
            2004                1,169     9.40  -     9.73      10,777           0.84   1.15    -    1.85    7.43   -    8.21
            2003                1,307     8.68  -     9.06      11,121           0.92   1.15    -    1.85   24.38   -   25.27
            2002                1,352     6.93  -     7.28       9,182           0.78   1.15    -    1.85  -20.30   -  -19.73
      Oppenheimer Main Street
         Small Cap Growth
            2006                  218    21.02  -    21.65       4,716           0.16   1.25    -    1.65   13.12   -   13.57
            2005                  238    18.58  -    19.06       4,521           0.00   1.25    -    1.65    8.13   -    8.56
            2004                  256    17.18  -    17.56       4,484           0.00   1.25    -    1.65   17.47   -   17.94
            2003                  230    14.63  -    14.89       3,423           0.00   1.25    -    1.65   42.00   -   42.57
            2002                  199    10.30  -    10.44       2,078           0.00   1.25    -    1.65  -17.13   -  -16.79
      Oppenheimer MidCap
         Fund (af)
            2006                  290     9.71  -    10.07       2,481           0.00   1.15    -    1.85    1.06   -    1.78
            2005                  351     9.54  -     9.97       2,923           0.00   1.15    -    1.85   10.26   -   11.05
            2004                  397     8.59  -     9.04       2,956           0.00   1.15    -    1.85   17.56   -   18.41
            2003                  431     7.26  -     7.69       2,741           0.00   1.15    -    1.85   23.27   -   24.16
            2002                  504     5.84  -     6.24       2,542           0.64   1.15    -    1.85  -29.13   -  -28.62
      Oppenheimer Strategic
         Bond
            2006                  426    13.98  -    15.36       6,285           4.52   1.15    -    2.00    5.34   -    6.26
            2005                  519    13.27  -    14.45       7,252           4.52   1.15    -    2.00    1.50   -   32.72
            2004                  565    13.32  -    14.24       7,816           5.17   1.15    -    1.85    6.66   -    7.43
            2003                  669    12.48  -    13.25       8,643           6.02   1.15    -    1.85   15.89   -   16.72
            2002                  704    10.77  -    11.35       7,829           6.54   1.15    -    1.85    5.46   -    6.21

(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer
         Balanced (SC)
            2006                2,694  $ 15.14  -  $ 15.99  $   42,541           1.92%  1.29%   -    2.59%   7.99%  -    9.43%
            2005                2,791    14.02  -    14.61      40,379           1.52   1.29    -    2.59    1.00   -    2.34
            2004                2,497    13.88  -    14.28      35,401           0.78   1.29    -    2.59    8.38   -   38.83
            2003                1,346    13.02  -    13.18      17,658           0.00   1.29    -    2.34   30.21   -   31.76
            2002 (ay)              19    10.68  -    10.71         207           0.00   1.29    -    2.24    6.84   -    7.06
      Oppenheimer Capital
         Appreciation (SC)
            2006                5,621    13.54  -    14.27      79,301           0.19   1.29    -    2.69    4.79   -    6.30
            2005                5,122    12.92  -    13.42      68,185           0.58   1.29    -    2.69    2.05   -    3.51
            2004                3,109    12.66       12.97      40,076           0.20   1.29    -    2.69    3.75   -    5.24
            2003 (aw)           1,236    12.23  -    12.32      15,196           0.00   1.29    -    2.64   22.35   -   23.23
      Oppenheimer Core
         Bond (SC)
            2006                3,076    10.29  -    10.59      32,374           1.98   1.29    -    2.54    2.88   -    3.58
            2005                  658    10.07  -    10.22       6,697           1.81   1.29    -    2.44    0.73   -    1.02
            2004 (az)              68    10.10  -    10.12         687           0.00   1.29    -    2.09    0.97   -    1.18
      Oppenheimer Global
         Securities (SC)
            2006                2,040    20.80  -    21.92      44,168           0.86   1.29    -    2.54   14.39   -   15.85
            2005                1,931    18.19  -    18.92      36,192           0.75   1.29    -    2.54   11.17   -   12.59
            2004                1,671    16.36  -    16.81      27,890           1.06   1.29    -    2.54   17.35   -   63.59
            2003                  945    14.20  -    14.32      13,485           0.00   1.29    -    1.99   42.00   -   43.23
            2002 (ay)              14    10.14  -    10.16         138           0.00   1.29    -    1.89    1.44   -    1.57
      Oppenheimer High
         Income (SC)
            2006                2,719    14.39  -    15.19      40,761           7.14   1.29    -    2.59    6.41   -    7.82
            2005                2,743    13.52  -    14.09      38,255           5.88   1.29    -    2.59   -0.63   -    0.69
            2004                2,292    13.61  -    13.99      31,835           4.80   1.29    -    2.59    7.33   -   36.05
            2003                1,079    12.95  -    13.04      14,015           0.00   1.29    -    1.89   29.46   -   30.39
            2002 (ay)              13    10.65  -    10.67         138           0.00   1.29    -    1.99    6.54   -    6.70

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer Main
         Street (SC)
            2006                7,324  $ 15.27  -  $ 16.20  $  117,037           0.94%  1.29%   -    2.69%   11.68% -   13.28%
            2005                6,155    13.67  -    14.30      87,051           0.96   1.29    -    2.69     2.90  -    4.38
            2004                4,263    13.29  -    13.70      57,933           0.62   1.29    -    2.69     6.21  -    7.74
            2003                2,868    12.56  -    12.71      36,308           0.00   1.29    -    2.34    25.63  -   27.13
            2002 (ay)              96    10.16  -    10.19         979           0.00   1.29    -    2.24     1.65  -    1.86
      Oppenheimer Main Street
         Small Cap Growth (SC)
            2006                2,636    20.15  -    21.28      55,315           0.02   1.29    -    2.59    11.70  -   13.18
            2005                2,340    18.04  -    18.80      43,534           0.00   1.29    -    2.59     6.88  -    8.30
            2004                1,714    16.88  -    17.36      29,516           0.00   1.29    -    2.59    16.09  -   17.64
            2003                1,040    14.65  -    14.75      15,279           0.00   1.29    -    1.89    46.50  -   47.55
            2002                   36     9.89  -     9.89         367           0.00   1.50    -    1.50   -17.19  -  -17.19
      Oppenheimer MidCap
         Fund (Service Shares) (ag)
            2006                1,382    15.66  -    16.47      22,453           0.00   1.29    -    2.49     0.15  -    1.38
            2005                1,215    15.61  -    16.25      19,532           0.00   1.29    -    2.54     9.15  -   10.54
            2004                  946    14.31  -    14.70      13,794           0.00   1.29    -    2.54    16.40  -   17.89
            2003                  580    12.38  -    12.47       7,195           0.00   1.29    -    1.84    23.84  -   24.68
            2002 (ay)               7    10.06  -    10.07          68           0.00   1.29    -    1.74     0.59  -    0.69
      Oppenheimer Strategic
         Bond (SC)
            2006                9,618    13.20  -    14.00     132,951           4.00   1.29    -    2.69     4.36  -    5.85
            2005                8,740    12.65  -    13.22     114,446           3.64   1.29    -    2.69    -0.27  -    1.16
            2004                6,045    12.68  -    13.07      78,449           3.76   1.29    -    2.69     5.52  -    7.04
            2003                2,662    12.11  -    12.21      32,367           0.00   1.29    -    1.99    21.08  -   22.13
            2002 (ay)              73    10.54  -    10.56         771           0.00   1.29    -    2.24     5.38  -    5.60

Investments in the PIMCO
   Advisors Variable
   Insurance Trust Sub-Accounts:
      OpCap Balanced
            2006                    1    11.92  -    11.92          10           0.80   1.50    -    1.50     9.14  -    9.14
            2005                    1    10.92  -    10.92           9           0.28   1.50    -    1.50     1.20  -    1.20
            2004 (as) (bf)          1    10.79  -    10.79          10           0.00   1.50    -    1.50     7.94  -    7.94

(ag) Previously known as Oppenheimer Aggressive Growth (SC)
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts (continued):
      OpCap Small Cap
            2006                  < 1  $ 18.26  -  $ 18.26  $        2           0.00%   1.50%  -    1.50%  22.23%  -   22.23%
            2005                  < 1    14.94  -    14.94           2           0.00    1.50   -    1.50   -1.44   -   -1.44
            2004                  < 1    15.15  -    15.15           2           0.04    1.50   -    1.50   16.11   -   16.11
            2003                  < 1    13.05  -    13.05           1           0.00    1.50   -    1.50   40.52   -   40.52
            2002                  < 1     9.29  -     9.29           1           0.00    1.50   -    1.50  -22.81   -  -22.81
      PEA Science and
         Technology
            2005 (al)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2004                  < 1    11.73  -    11.73           1           0.00    1.50   -    1.50   -6.53   -   -6.53
            2003                  < 1    12.55  -    12.55           1           0.00    1.50   -    1.50   60.89   -   60.89
            2002                  < 1     7.80  -     7.80           1           0.00    1.50   -    1.50  -50.34   -  -50.34

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
            2006                  < 1    11.72  -    11.72           3           3.19    1.50   -    1.50    0.66   -    0.66
            2005                  < 1    11.64  -    11.64           3           2.62    1.50   -    1.50    3.57   -    3.57
            2004                  < 1    11.24  -    11.24           2           1.92    1.50   -    1.50    3.98   -    3.98
            2003                  < 1    10.81  -    10.81           2           1.40    1.50   -    1.50    0.72   -    0.72
            2002                   10    10.73  -    10.73         108           1.96    1.50   -    1.50    6.58   -    6.58
      Money Market
            2006                    1    10.29  -    10.29           9           4.50    1.50   -    1.50    3.05   -    3.05
            2005                    1     9.99  -     9.99           9           1.89    1.50   -    1.50    1.23   -    1.23
            2004                    2     9.86  -     9.86          18           0.91    1.50   -    1.50   -0.63   -   -0.63
            2003                    1     9.93  -     9.93          14           0.71    1.50   -    1.50   -0.79   -   -0.79
            2002                    1    10.01  -    10.01           7           1.68    1.50   -    1.50   -0.12   -   -0.12
      PIMCO Total Return
            2006                    1    11.83  -    11.83          13           4.56    1.50   -    1.50    2.30   -    2.30
            2005                    1    11.56  -    11.56          10           5.05    1.50   -    1.50    0.91   -    0.91
            2004                  < 1    11.46  -    11.46           1           1.76    1.50   -    1.50    3.31   -    3.31
            2003                  < 1    11.09  -    11.09           1           1.71    1.50   -    1.50    3.46   -    3.46
            2002                   10    10.72  -    10.72         108           2.31    1.50   -    1.50    7.45   -    7.45
      PIMCO VIT Commodity
         Real Return Strategy
            2006 (x)              214     9.44  -     9.52       2,034           5.88    1.29   -    2.44   -5.58   -   -4.83

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(al) For the period beginning January 1, 2005 and ended May 1, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts (continued):
      PIMCO VIT Emerging
         Markets Bond
         (Admin Shares)
            2006 (x)               43  $ 10.65  -  $ 10.73  $      458           3.30%   1.29%  -    2.44%   6.48%  -    7.32%
      PIMCO VIT Real Return
         (Advisor Shares)
            2006 (x)              178    10.08  -    10.15       1,798           2.98    1.29   -    2.19    0.84   -    1.46
      PIMCO VIT Total Return
         (Advisor Shares)
            2006 (x)            1,168    10.25  -    10.33      12,031           3.13    1.29   -    2.39    2.51   -    3.29

Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American
         Government Income
            2006                4,029    11.94  -    13.46      49,819           4.18    0.80   -    2.15    1.01   -    2.40
            2005                4,674    11.82  -    13.14      56,674           3.27    0.80   -    2.15   -0.82   -    0.55
            2004                5,447    11.92  -    13.07      66,003           3.83    0.80   -    2.15    0.45   -    1.84
            2003                6,916    11.87  -    12.83      83,025           2.44    0.80   -    2.15   -0.63   -    0.74
            2002               11,733    11.94  -    12.74     141,661           1.69    0.80   -    2.15    6.53   -    8.00
      VT Asia Pacific Growth
            2002 (bq)               -      N/A  -      N/A           -           1.43    1.40   -    1.40     N/A   -     N/A
      VT Capital
         Appreciation
            2006                1,670     9.29  -    10.10      16,265           0.11    0.80   -    2.15    9.91   -   11.43
            2005                1,917     8.45  -     9.06      16,847           0.43    0.80   -    2.15    5.56   -    7.02
            2004                2,103     8.01  -     8.47      17,376           0.00    0.80   -    2.15   12.24   -   13.78
            2003                2,142     7.14  -     7.44      15,653           0.00    0.80   -    2.15   22.11   -   23.80
            2002                2,075     5.84  -     6.01      12,315           0.14    0.80   -    2.15  -41.57   -  -22.97
      VT Capital Opportunities
            2006                  446    18.29  -    18.98       8,302           0.09    0.80   -    1.80   13.15   -   14.30
            2005                  393    16.04  -    16.61       6,431           0.00    0.80   -    2.10    9.28   -   60.37
            2004                  233    14.95  -    15.20       3,508           4.42    0.80   -    1.80   16.00   -   17.18
            2003 (aw)             105    12.88  -    12.97       1,361           0.00    0.80   -    1.80   28.84   -   29.72
      VT Discovery Growth
            2006                2,971     5.29  -     5.75      16,757           0.00    0.80   -    2.15    8.69   -   10.18
            2005                3,413     4.87  -     5.22      17,568           0.00    0.80   -    2.15    4.95   -    6.39
            2004                4,137     4.64  -     4.91      20,140           0.00    0.80   -    2.15    5.26   -    6.72
            2003                4,528     4.41  -     4.60      20,769           0.00    0.80   -    2.15  -55.93   -   30.95
            2002                4,603     3.42  -     3.51      16,187           0.00    0.80   -    2.10  -31.06   -  -30.14

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(bq) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Diversified Income
            2006                5,915  $ 13.71  -  $ 15.14  $   83,598           5.74%   0.80%  -    2.15%   4.01%  -    5.45%
            2005                6,486    13.18  -    14.36      87,435           7.39    0.80   -    2.15    0.84   -    2.23
            2004                6,968    13.07  -    14.05      92,393           9.33    0.80   -    2.15    6.85   -    8.33
            2003                7,546    12.23  -    12.97      92,890           8.88    0.80   -    2.15   17.47   -   19.09
            2002                7,583    10.41  -    10.89      78,835           8.53    0.80   -    2.15    3.63   -    5.06
      VT Equity Income
            2006                2,267    15.73  -    16.54      36,750           1.08    0.80   -    2.15   16.30   -   17.90
            2005                2,057    13.53  -    14.03      28,456           0.96    0.80   -    2.15    3.24   -    4.66
            2004                1,611    13.10  -    13.41      21,402           0.00    0.80   -    2.15   10.92   -   31.03
            2003 (aw)             786    11.99  -    12.09       9,460           0.66    0.80   -    2.00   19.88   -   20.86
      VT The George Putnam
         Fund of Boston
            2006               16,006    13.69  -    13.89     211,492           2.56    0.80   -    2.69    8.92   -   11.03
            2005               19,864    12.33  -    12.75     237,197           2.01    0.80   -    2.69    1.21   -    3.17
            2004               20,326    11.95  -    12.60     235,336           1.86    0.80   -    2.69    5.30   -    7.34
            2003               19,241    11.24  -    12.16     206,716           0.00    1.29   -    2.59   12.42   -   21.58
            2002               16,695     9.59  -    10.50     152,666           2.32    0.80   -    2.24   -9.48   -    5.02
      VT Global Asset
         Allocation
            2006                3,913    12.31  -    15.01      51,614           2.53    0.80   -    2.59    9.94   -   11.96
            2005                3,355    10.99  -    13.65      39,386           1.08    0.80   -    2.59    4.21   -    6.12
            2004                2,842    10.36  -    13.10      30,774           2.74    0.80   -    2.59    6.28   -    8.24
            2003                2,429    12.40  -    12.51      23,896           0.00    1.29   -    1.99   24.02   -   25.10
            2002                1,970     7.44  -     7.92      15,333           1.79    0.80   -    2.15  -25.60   -  -13.22
      VT Global Equity
            2006                6,002     7.04  -     9.67      59,229           0.34    0.80   -    2.15   20.58   -   22.23
            2005                6,652     5.84  -     7.91      54,086           0.79    0.80   -    2.15    6.45   -    7.91
            2004                7,523     5.48  -     7.33      57,172           1.99    0.80   -    2.15   11.24   -   12.77
            2003                8,402     4.93  -     6.50      57,065           0.94    0.80   -    2.15   26.45   -   28.20
            2002                9,465     3.90  -     5.07      50,470           0.06    0.80   -    2.15  -24.07   -  -23.02
      VT Growth and Income
            2006               44,194    13.92  -    16.70     557,237           1.56    0.70   -    2.69   12.80   -   15.10
            2005               53,314    12.09  -    14.80     585,599           1.57    0.70   -    2.69    2.41   -    4.50
            2004               60,631    11.57  -    14.46     638,184           1.57    0.70   -    2.69    8.12   -   10.34
            2003               65,400    10.49  -    12.22     621,839           1.62    0.70   -    2.44   22.22   -   26.49
            2002               65,741     8.15  -     8.29     486,817           1.59    0.70   -    2.30  -19.55   -  -18.46

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Growth Opportunities
            2006                4,517  $  4.38  -  $  4.82  $   20,995           0.06%   0.80%  -    2.15%   6.23%  -    7.69%
            2005                5,332     4.12  -     4.48      23,150           0.63    0.80   -    2.15    1.87   -    3.28
            2004                6,236     4.05  -     4.33      26,369           0.00    0.80   -    2.15   -0.44   -    0.93
            2003                6,739     4.07  -     4.29      28,422           0.00    0.80   -    2.15  -59.35   -   22.07
            2002                7,169     3.44  -     3.52      24,897           0.00    0.80   -    2.10  -30.97   -  -30.06
      VT Health Sciences
            2006                5,445    12.97  -    13.17      67,227           0.32    0.80   -    2.49    0.24   -    1.97
            2005                6,508    12.92  -    12.94      79,355           0.06    0.80   -    2.49   10.39   -   12.29
            2004                7,307    11.50  -    11.72      79,846           0.18    0.80   -    2.49    4.46   -    6.27
            2003                7,941    11.24  -    11.37      81,918           0.00    1.29   -    2.34   12.39   -   13.73
            2002                8,461     7.48  -     9.22      74,293           0.00    0.80   -    2.15  -22.06   -  -20.98
      VT High Yield
            2006                6,642    14.72  -    15.40      97,207           7.59    0.80   -    2.59    7.67   -    9.64
            2005                7,310    13.43  -    14.31      97,237           8.04    0.80   -    2.59    0.43   -    2.27
            2004                7,790    13.13  -    14.24     100,363           7.97    0.80   -    2.59    9.66   -   42.44
            2003                8,620    13.33  -    13.43     100,371           4.98    1.29   -    1.89   33.33   -   34.28
            2002                6,086    10.31  -    10.31      54,823           2.38    1.50   -    1.50   -2.21   -   -2.21
      VT Income
            2006               17,751    10.69  -    13.69     214,023           4.26    0.80   -    2.59    1.82   -    3.69
            2005               17,575    10.50  -    13.20     208,386           3.13    0.80   -    2.59   -0.28   -    1.54
            2004               16,891    10.53  -    13.00     201,496           4.05    0.80   -    2.59    3.60   -    5.30
            2003               16,918    10.43  -    10.51     198,574           0.00    1.29   -    1.89    4.30   -    5.07
            2002               15,331    10.17  -    12.12     179,131           4.70    0.80   -    2.24    1.73   -    7.02
      VT International Equity
            2006               21,968    12.65  -    19.36     332,657           0.60    0.70   -    2.59   24.42   -   26.83
            2005               22,597     9.98  -    15.56     268,560           1.40    0.70   -    2.59    9.30   -   11.42
            2004               23,292     8.96  -    14.24     247,472           1.42    0.70   -    2.59   13.19   -   15.38
            2003               24,059     7.76  -    12.58     220,214           0.79    0.70   -    2.59   25.77   -   27.63
            2002               23,691     6.08  -     8.05     165,713           0.75    0.70   -    2.30  -19.46   -  -18.24
      VT International Growth
         and Income
            2006                4,476    14.50  -    16.75      73,975           1.15    0.80   -    2.15   24.50   -   26.21
            2005                4,420    11.64  -    13.27      58,280           0.81    0.80   -    2.15   11.65   -   13.19
            2004                4,427    10.43  -    11.72      51,803           1.15    0.80   -    2.15   18.38   -   20.01
            2003                3,946    12.55  -    12.55      38,739           1.40    1.50   -    1.50   35.78   -   35.78
            2002                4,193     9.24  -     9.24      30,279           0.52    1.50   -    1.50  -15.06   -  -15.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International New
         Opportunities
            2006                3,427  $  8.08  -  $ 11.70  $   40,874           1.30%   0.80%  -    2.15%  23.43%  -   25.13%
            2005                3,636     6.55  -     9.35      35,417           0.64    0.80   -    2.15   15.83   -   17.42
            2004                3,533     5.65  -     7.96      29,412           0.97    0.80   -    2.15   10.91   -   12.44
            2003                3,723     5.10  -     7.08      27,875           0.29    0.80   -    2.15   30.35   -   32.14
            2002                4,098     3.91  -     5.36      23,437           0.66    0.80   -    2.15  -60.90   -  -14.32
      VT Investors
            2006               18,055     9.08  -    15.68     172,343           0.41    0.80   -    2.44   11.16   -   13.02
            2005               20,335     8.03  -    14.10     170,024           0.99    0.80   -    2.44    6.16   -    7.94
            2004               23,064     7.44  -    13.28     177,118           0.46    0.80   -    2.44    9.89   -   11.74
            2003               25,682    12.09  -    12.18     176,160           0.00    1.29   -    2.44   20.89   -   21.84
            2002               28,543     5.28  -    10.39     152,912           0.16    0.80   -    2.24  -24.48   -    3.95
      VT Mid Cap Value
            2006                1,083    17.81  -    18.72      19,862           0.22    0.80   -    2.15   12.60   -   14.15
            2005                  983    15.81  -    16.40      15,895           0.18    0.80   -    2.15   10.03   -   11.54
            2004                  568    14.37  -    14.70       8,269           0.00    0.80   -    2.15   12.96   -   14.52
            2003 (aw)             208    12.72  -    12.84       2,666           0.53    0.80   -    2.15   27.23   -   28.40
      VT Money Market
            2006               14,482     9.75  -    11.46     150,672           4.27    0.80   -    2.54   -2.54   -    3.54
            2005                9,815     9.57  -    11.07      99,786           2.61    0.80   -    2.59   -0.12   -    1.71
            2004                7,635     9.58  -    10.88      77,879           0.66    0.80   -    2.59   -4.24   -   -0.15
            2003                8,105     9.75  -     9.91      84,932           0.07    1.29   -    2.69   -2.45   -   -0.86
            2002               10,198    10.43  -    10.93     110,594           1.22    0.80   -    2.10   -0.93   -    0.38
      VT New Opportunities
            2006               13,161     7.96  -    16.22     109,501           0.00    0.80   -    2.69    5.65   -    7.69
            2005               15,595     7.39  -    15.35     121,531           0.11    0.80   -    2.69    7.05   -    9.12
            2004               17,915     6.77  -    14.34     128,471           0.00    0.80   -    2.69    7.34   -    9.43
            2003               20,301    13.42  -    13.58     132,129           0.00    1.29   -    2.34   34.20   -   35.80
            2002               21,511     4.71  -    10.37     104,036           0.00    0.80   -    2.24  -31.07   -    3.66
      VT New Value
            2006               11,867    12.26  -    18.40     201,899           1.05    0.80   -    2.59   13.02   -   15.09
            2005               11,846    10.85  -    15.98     177,051           0.80    0.80   -    2.59    5.05   -    8.51
            2004               10,073    15.22  -    16.24     144,451           0.80    0.80   -    2.59   14.50   -   62.44
            2003                9,303    14.51  -    14.51     115,740           0.00    2.14   -    2.14   45.11   -   45.11
            2002                8,561    10.01  -    10.11      80,131           0.91    0.80   -    2.15  -17.42   -  -16.28

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT OTC & Emerging
         Growth
            2006                6,258  $  2.37  -  $  4.61  $   29,518           0.00%   0.80%  -    2.10%  10.05%  -   11.51%
            2005                7,201     2.15  -     4.13      30,905           0.00    0.80   -    2.10    5.60   -    7.00
            2004                8,536     2.04  -     3.86      34,313           0.00    0.80   -    2.10    6.25   -    7.66
            2003                9,070     1.92  -     3.59      34,595           0.00    0.80   -    2.10   32.87   -   34.63
            2002                9,824     1.45  -     2.66      28,362           0.00    0.80   -    2.10  -33.65   -  -32.76
      VT Research
            2006                8,102    10.20  -    15.25      84,868           0.56    0.80   -    2.34    8.71   -   10.42
            2005                9,811     9.24  -    13.96      93,506           0.84    0.80   -    2.49    2.40   -    4.17
            2004               11,404     8.87  -    13.63     104,637           0.00    0.80   -    2.49    4.88   -    6.70
            2003               12,617    13.15  -    13.15     108,268           0.00    1.49   -    1.49   31.48   -   31.48
            2002               13,162     5.79  -     6.68      89,316           0.56    0.80   -    2.15  -23.88   -  -22.83
      VT Small Cap Value
            2006                7,373    16.19  -    16.92     164,020           0.33    0.70   -    2.30   14.64   -   16.48
            2005                8,460    14.13  -    14.53     164,487           0.17    0.70   -    2.30    4.58   -    6.29
            2004                9,526    13.51  -    13.67     176,588           0.34    0.70   -    2.30   23.31   -   25.33
            2003               10,165    10.91  -    10.95     152,271           0.33    0.70   -    2.30    9.54   -   48.60
            2002                9,542     7.34  -     7.50      99,845           0.00    0.70   -    2.20  -26.60   -  -25.03
      VT Technology
            2002 (bq)               -      N/A  -      N/A           -           0.00    0.80   -    2.10     N/A   -     N/A
      VT Utilities Growth and
         Income
            2006                3,637    13.17  -    21.51      50,959           2.86    0.80   -    2.69   23.63   -   26.02
            2005                4,306    10.45  -    17.40      48,184           1.93    0.80   -    2.69    5.66   -    7.71
            2004                4,572     9.71  -    16.47      47,881           2.12    0.80   -    2.69   18.33   -   20.63
            2003                4,726    14.07  -    14.14      40,109           0.00    1.29   -    1.79   40.74   -   41.45
            2002                5,011     6.33  -     6.50      33,396           3.54    0.80   -    2.15  -25.72   -  -24.69
      VT Vista
            2006                8,515    10.17  -    17.36      87,412           0.00    0.80   -    2.69    2.62   -    4.61
            2005                9,919     9.72  -    16.91      97,783           0.00    0.80   -    2.69    9.14   -   11.25
            2004               11,018     8.74  -    15.50      98,090           0.00    0.80   -    2.69   15.42   -   17.66
            2003               11,475    13.49  -    13.65      85,718           0.00    1.29   -    2.34   34.85   -   36.46
            2002               10,931     5.62  -    10.36      59,768           0.00    0.80   -    2.24  -31.16   -    3.60
      VT Voyager
            2006               33,891     6.83  -    13.24     303,969           0.11    0.70   -    2.69    2.61   -    4.70
            2005               41,527     6.52  -    12.90     354,385           0.66    0.70   -    2.69    2.86   -    4.96
            2004               47,857     6.21  -    12.55     386,065           0.25    0.70   -    2.69    2.21   -    4.30
            2003               51,674     5.96  -    11.65     392,809           0.34    0.70   -    2.59   16.48   -   24.04
            2002               49,652     4.80  -     7.94     292,166           0.59    0.70   -    2.30  -27.04   -  -20.58

(bq) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Rydex
   Variable Trust
   Sub-Account:
      Rydex OTC
         2006                     < 1  $ 13.09  -  $ 13.09  $        5           0.00%  1.50%   -    1.50%   4.19%  -    4.19%
         2005                     < 1    12.57  -    12.57           4           0.00   1.50    -    1.50   -0.40   -   -0.40
         2004                     < 1    12.62  -    12.62         < 1           0.00   1.50    -    1.50    7.71   -    7.71
         2003                     < 1    11.71  -    11.71         < 1           0.00   1.50    -    1.50   43.24   -   43.24
         2002                     < 1     8.18  -     8.18         < 1           0.00   1.50    -    1.50  -18.23   -  -18.23

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      21st Century Growth
         2005 (am)                  -      N/A  -      N/A           -           0.00   0.70    -    0.80     N/A   -     N/A
         2004                      94     8.57  -     8.62         808           0.00   0.70    -    0.80    9.97   -   10.08
         2003                      84     7.79  -     7.83         657           0.00   0.70    -    0.80   29.83   -   29.96
         2002                      95     6.00  -     6.02         572           0.00   0.70    -    0.80  -41.72   -  -41.66
      Balanced
         2005 (an)                  -      N/A  -      N/A           -           6.03   0.70    -    0.80     N/A   -     N/A
         2004                     241    11.46  -    11.53       2,770           1.72   0.70    -    0.80    5.63   -    5.74
         2003                     297    10.85  -    10.90       3,237           2.45   0.70    -    0.80   16.99   -   17.11
         2002                     306     9.27  -     9.31       2,848           2.85   0.70    -    0.80  -15.75   -  -15.67

Investments in the Scudder
   Variable Series II
   Sub-Accounts:
      Growth
         2005 (ao)                  -      N/A  -      N/A           -           1.67   0.70         0.80     N/A   -     N/A
         2004                     102     7.60  -     7.65         782           0.28   0.70    -    0.80    4.30   -    4.41
         2003                     115     7.29  -     7.32         842           0.11   0.70    -    0.80   23.72   -   23.84
         2002                     127     5.89  -     5.91         748           0.00   0.70    -    0.80  -29.97   -  -29.90

(ao) On April 29, 2005, Growth merged into Capital Growth
(an) On April 29, 2005, Balanced merged into Total Return
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
            2006                1,120  $ 10.35  -  $ 11.68  $   21,018           0.27%  1.15%   -    2.34%   8.24%  -    9.56%
            2005                1,599     9.45  -    10.79      28,572           0.13   1.15    -    2.34   -3.21   -   -2.03
            2004                2,222    11.15  -    11.33      41,879           0.26   1.29    -    2.34    4.26   -    5.38
            2003                2,820    10.70  -    10.75      51,754           0.00   1.29    -    2.34    6.96   -    7.49
            2002                3,408     7.25  -     7.80      54,593           0.00   1.15    -    1.85  -23.33   -  -22.78
      STI International Equity
            2006                  230    14.06  -    19.39       4,133           1.17   1.15    -    1.89   22.14   -   23.06
            2005                  321    11.42  -    15.87       4,711           2.30   1.15    -    1.89   10.83   -   11.67
            2004                  432    14.32  -    14.45       5,713           2.15   1.29    -    1.89   17.81   -   43.23
            2003                  582    12.26  -    12.27       6,619           0.00   1.29    -    1.49   22.55   -   22.67
            2002                  707     6.39  -     9.00       5,935           0.00   1.15    -    1.80  -19.52   -  -10.04
      STI Investment Grade
         Bond
            2006                  689    10.30  -    13.35       9,070           4.34   1.15    -    2.39    1.88   -    3.17
            2005                  900    10.11  -    12.94      11,870           3.83   1.15    -    2.39    1.00   -    1.14
            2004                1,161    10.19  -    10.31      15,624           3.53   1.29    -    2.04    1.95   -    2.83
            2003                1,419     9.99  -    10.03      19,066           1.28   1.29    -    1.99   -0.07   -    0.26
            2002                1,676    10.86  -    12.16      22,145           4.61   1.15    -    1.85    5.41   -    6.17
      STI Large Cap Relative
         Equity
            2006                  367    13.84  -    15.32       5,013           1.22   1.15    -    2.19   13.66   -   14.87
            2005                  444    12.04  -    13.48       5,271           0.95   1.15    -    2.19    6.65   -    7.78
            2004                  476    12.64  -    12.81       5,210           1.19   1.29    -    2.19   12.83   -   26.43
            2003                  427    11.32  -    11.36       4,051           0.55   1.29    -    1.89   13.25   -   13.56
            2002                  421     7.34  -     7.91       3,193           0.71   1.15    -    1.85  -22.06   -  -21.50
      STI Large Cap Value
         Equity
            2006                1,011    14.27  -    15.37      22,014           1.40   1.15    -    2.19   19.79   -   21.07
            2005                1,458    11.79  -    12.83      27,023           1.56   1.15    -    2.19    1.48   -    2.57
            2004                1,933    12.65  -    12.82      35,540           1.83   1.29    -    2.19   26.47   -   28.18
            2003                2,453    11.23  -    11.25      40,351           1.06   1.49    -    1.89   12.31   -   12.52
            2002                3,023     8.29  -     9.45      41,280           1.56   1.15    -    2.05  -17.94   -   -5.55
      STI Mid-Cap Equity
            2006                  480    12.12  -    15.82       8,465           0.39   1.15    -    2.09    8.41   -    9.46
            2005                  639    11.07  -    14.59      10,606           0.44   1.15    -    2.09   11.94   -   13.02
            2004                  822    13.03  -    13.19      12,560           0.83   1.29    -    2.09   15.31   -   30.33
            2003                1,034    11.41  -    11.44      14,088           0.66   1.29    -    1.89   14.06   -   14.38
            2002                1,247     6.61  -     9.07      13,526           0.00   1.15    -    2.05  -29.92   -  -29.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -----------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                                 -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Quality Growth Stock
            2002 (br)                  -  $   N/A  -  $   N/A  $        -           0.00%  1.60%   -    1.60%    N/A%  -     N/A%
      STI Small Cap Value
         Equity
            2006                     439    18.26  -    29.66      10,021           0.45   1.15    -    2.39   13.34   -   14.78
            2005                     526    16.11  -    25.84      10,668           0.44   1.15    -    2.39   10.63   -   61.15
            2004                     642    14.81  -    15.00      11,863           0.38   1.29    -    2.14   21.53   -   22.59
            2003                     727    12.18  -    12.23      11,047           0.27   1.29    -    2.14   21.84   -   22.33
            2002                     796    11.70  -    13.90       8,837           0.65   1.15    -    2.05   -3.22   -   -2.33

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Emerging Markets
         Equity
            2006                   3,270    17.07  -    25.15      63,047           0.75   0.70    -    2.20   34.17   -   36.19
            2005                   3,778    12.53  -    20.03      54,052           0.36   0.70    -    2.20   30.95   -   32.92
            2004                   3,920     9.43  -    14.32      43,013           0.66   0.70    -    2.20   20.41   -   22.26
            2003                   3,702     7.71  -    12.70      33,517           0.00   0.70    -    2.20   46.42   -   48.63
            2002                   3,528     5.19  -     8.68      21,572           0.00   0.70    -    2.20  -10.88   -   -9.54
      Van Kampen UIF
         Equity Growth
            2006                   5,948     8.55  -    12.19      58,189           0.00   0.70    -    2.69    1.31   -    3.38
            2005                   7,010     8.27  -    12.03      67,276           0.48   0.70    -    2.69   12.61   -   14.90
            2004 (bg) (bh) (bl)    8,272     7.20  -    10.68      70,049           0.19   0.70    -    2.69    6.83   -    7.02
            2003                   7,339     6.73  -     8.28      56,500           0.00   0.70    -    2.20   22.21   -   24.06
            2002                   7,483     5.42  -     6.78      47,739           0.15   0.70    -    2.20  -29.44   -  -28.37
      Van Kampen UIF
         Fixed Income
            2006                     151    12.03  -    14.03       1,863           3.95   1.15    -    1.85    1.82   -    2.55
            2005                     175    11.81  -    13.68       2,108           3.18   1.15    -    1.85    2.29   -    3.03
            2004                     246    11.55  -    13.28       2,892           4.08   1.15    -    1.85    2.44   -    3.17
            2003                     198    11.27  -    12.87       2,267           0.06   1.15    -    1.65    2.70   -   28.67
            2002                     126    10.98  -    11.07       1,398           5.84   1.35    -    1.85    5.34   -    5.88

(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(br) For the period beginning January 1, 2002 and ended September 6, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF Global
         Value Equity
            2006                    4  $ 13.17  -  $ 16.03  $       54           1.59%   1.15%  -    1.85%  18.97%  -   19.83%
            2005                    4    11.07  -    13.38          47           1.04    1.15   -    1.85    3.88   -    4.62
            2004                    4    10.66  -    12.79          41           0.73    1.15   -    1.85   11.44   -   12.24
            2003                    4     9.56  -    11.39          38           0.00    1.15   -    1.85   26.58   -   27.49
            2002                    5     7.55  -     8.94          41           1.64    1.15   -    1.85  -18.41   -  -17.82
      Van Kampen UIF
         High Yield
            2006                    1    13.61  -    13.61           9           8.01    1.50   -    1.50    7.00   -    7.00
            2005                    1    12.72  -    12.72           8           0.76    1.50   -    1.50   -0.45   -   -0.45
            2004                   27    12.78  -    12.78         351           6.02    1.50   -    1.50    7.84   -    7.84
            2003                   28    11.85  -    11.85         326           0.00    1.50   -    1.50   23.83   -   23.83
            2002                   12     9.57  -     9.57         111          18.80    1.50   -    1.50   -8.66   -   -8.66
      Van Kampen UIF
         International Magnum
            2006                3,317    12.50  -    14.05      40,739           0.09    0.70   -    2.20   22.42   -   24.26
            2005                3,465    10.06  -    11.48      34,680           1.20    0.70   -    2.20    8.66   -   10.30
            2004                3,705     9.12  -    10.56      34,028           2.75    0.70   -    2.20   14.84   -   16.57
            2003                3,576     7.82  -    10.06      28,529           0.14    0.70   -    2.20   24.62   -   26.53
            2002                2,993     6.18  -     7.38      19,088           1.10    0.70   -    2.20  -18.63   -  -17.39
      Van Kampen UIF
         Mid Cap Growth
            2006                2,642    15.28  -    15.85      40,057           0.00    0.70   -    2.30    6.80   -    8.51
            2005                2,911    14.31  -    14.60      41,086           0.00    0.70   -    2.30   14.88   -   16.75
            2004                2,992    12.46  -    12.51      36,518           0.00    0.70   -    2.30   18.80   -   20.75
            2003                2,559    10.36  -    10.49      26,112           0.00    0.70   -    2.30   38.51   -   40.78
            2002 (bs)             895     7.36  -     7.57       6,544           0.00    0.70   -    2.30  -26.42   -  -24.29
      Van Kampen UIF
         U.S. Mid Cap Value
            2006                9,904    14.41  -    17.00     141,489           0.28    0.70   -    2.69   17.46   -   19.86
            2005               11,514    12.26  -    14.18     138,619           0.31    0.70   -    2.69    9.30   -   11.53
            2004 (bj) (bm)     12,988    11.22  -    12.71     141,466           0.02    0.70   -    2.69   12.22   -   13.79
            2003               11,927    10.67  -    11.17     114,608           0.00    0.70   -    2.30   38.26   -   40.52
            2002               10,997     7.71  -     7.95      75,856           0.00    0.70   -    2.30  -28.53   -  -22.85

(bj) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(bs) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Real Estate
            2006                2,397  $ 24.84  -  $ 40.50  $   79,513           1.10%   0.70%  -    2.30%  34.92%  -   37.09%
            2005                2,895    18.41  -    29.54      70,733           1.20    0.70   -    2.30   14.37   -   16.24
            2004                3,448    16.10  -    25.42      73,302           1.55    0.70   -    2.30   33.26   -   35.44
            2003                3,895    12.08  -    18.77      61,784           0.00    0.70   -    2.30   35.28   -   37.50
            2002                3,779     8.93  -    13.65      44,043           3.91    0.70   -    2.30  -10.71   -   -2.15
      Van Kampen UIF
         Value
            2006                   22    14.58  -    17.11         342           1.68    1.15   -    2.00   14.56   -   15.56
            2005                   26    12.72  -    14.81         347           1.32    1.15   -    2.00    3.37   -   27.24
            2004                   25    13.72  -    14.33         337           0.95    1.15   -    1.65   15.91   -   16.49
            2003                   24    11.83  -    12.30         277           0.00    1.15   -    1.65   31.89   -   32.55
            2002                   22     8.97  -     9.28         193           0.98    1.15   -    1.65  -23.43   -  -23.05
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
         International Allocation
         (Class II)
            2003 (bt)               -    11.79  -    11.87           -           0.00    1.29   -    2.69   17.94   -   18.75
            2002 (ay)               1    10.25  -    10.26          15           3.56    1.29   -    1.69    2.55   -    2.64
      Van Kampen UIF
         Emerging Markets
         Debt (Class II)
            2006                1,755    14.19  -    14.89      29,699           8.87    1.29   -    2.59    7.94   -    9.38
            2005                1,663    13.61  -    16.11      25,554           7.44    1.29   -    2.59    9.24   -   10.69
            2004                1,248    12.03  -    12.30      17,171           7.13    1.29   -    2.59    7.23   -    8.66
            2003                  347    11.22  -    13.96       4,296           0.00    1.29   -    2.59   12.19   -   39.60
            2002 (ay)             < 1    11.07  -    11.07         < 1          15.98    1.29   -    1.29   10.69   -   10.69
      Van Kampen UIF
         Emerging Markets
         Equity (Class II)
            2006                1,095    30.84  -    32.37      34,945           0.75    1.29   -    2.59   33.63   -   35.40
            2005                  903    23.08  -    23.91      21,348           0.35    1.29   -    2.59   30.31   -   32.05
            2004                  471    17.71  -    18.10       8,467           0.70    1.29   -    2.59   21.41   -   77.09
            2003 (aw)             272    14.78  -    14.91       4,043           0.00    1.29   -    2.59   47.81   -   49.12

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bt) For the period beginning January 1, 2003 and ended October 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
         Equity and Income
         (Class II)
            2006                6,061  $ 14.36  -  $ 15.07  $   83,763           1.17%   1.29%  -    2.59%   9.67%  -   11.13%
            2005                4,725    13.09  -    13.56      58,796           0.67    1.29   -    2.59    4.61   -    6.00
            2004                1,935    12.51  -    12.79      23,296           0.00    1.29   -    2.59    8.63   -   10.08
            2003 (aw)             561    11.52  -    11.62       6,494           0.88    1.29   -    2.59   15.19   -   16.22
      Van Kampen UIF
         Equity Growth
         (Class II)
            2006                1,385    13.82  -    14.51      18,809           0.00    1.29   -    2.59    1.13   -    2.48
            2005                1,530    12.27  -    13.67      20,355           0.35    1.29   -    2.59   12.50   -   13.99
            2004                1,411    12.15  -    12.42      16,668           0.12    1.29   -    2.59    4.65   -    6.04
            2003 (aw)             602    11.61  -    11.71       7,030           0.00    1.29   -    2.59   16.11   -   17.15
      Van Kampen UIF
         Global Franchise
         (Class II)
            2006                6,893    17.22  -    18.08     113,948           1.43    1.29   -    2.59   18.37   -   19.95
            2005                5,284    12.30  -    14.55      74,280           0.00    1.29   -    2.59    9.08   -   10.54
            2004                2,482    13.34  -    13.64      32,544           0.15    1.29   -    2.59    9.85   -   11.31
            2003 (aw)             758    12.14  -    12.25       9,257           0.00    1.29   -    2.59   21.43   -   22.51
      Van Kampen UIF
         Int'l Growth Equity
         (Class II)
            2006 (x)              351    10.68  -    10.76       3,765           0.28    1.29   -    2.44    6.76   -    7.61
      Van Kampen UIF
         Mid Cap Growth
         (Class II)
            2006 (ah)           3,035    18.69  -    19.62      49,627           0.00    1.29   -    2.59    6.32   -    7.73
            2005                1,949    17.58  -    18.21      35,035           0.00    1.29   -    2.59   14.27   -   15.79
            2004                1,348    15.38  -    15.73      21,019           0.00    1.29   -    2.59   18.33   -   19.91
            2003 (aw)             785    13.00  -    13.12      10,262           0.00    1.29   -    2.59   30.00   -   31.16

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF Small
         Company Growth
         (Class II)
            2006                1,425  $ 18.74  -  $ 19.67  $   27,591           0.00%  1.29 %  -    2.59%  10.40%  -   87.42 %
            2005                1,560    17.20  -    17.82      27,468           0.00   1.29    -    2.59    9.97   -   11.43
            2004                1,507    15.64  -    15.99      23,918           0.00   1.29    -    2.59   15.87   -   17.41
            2003 (aw)           1,035    13.50  -    13.62      14,062           0.00   1.29    -    2.59   35.01   -   36.21
      Van Kampen UIF U.S.
         Mid Cap Value
         (Class II)
            2006                4,425    14.93  -    19.03      81,291           0.22   1.29    -    2.59   17.51   -   19.07
            2005                3,855    12.54  -    16.20      60,801           0.26   1.29    -    2.59    9.25   -   10.71
            2004                2,709    14.83  -    15.16      39,035           0.01   1.29    -    2.59   11.56   -   13.05
            2003 (aw)           1,356    13.29  -    13.41      18,124           0.00   1.29    -    2.59   32.90   -   34.08
      Van Kampen UIF U.S.
         Real Estate
         (Class II)
            2006                4,137    28.96  -    30.72     118,645           0.96   1.29    -    2.69   33.98   -   35.90
            2005                4,154    19.79  -    21.61      87,617           1.15   1.29    -    2.69   13.62   -   15.25
            2004                3,417    17.17  -    19.02      62,735           1.60   1.29    -    2.69   34.32   -   90.22
            2003                1,366    12.67  -    12.79      18,567           0.00   1.29    -    2.59   26.72   -   27.85
            2002 (ay)              16    10.69  -    10.71         167           5.82   1.29    -    2.14    6.90   -    7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
            2006                7,391    13.81  -    14.75     106,183           1.48   0.70    -    2.30   13.64   -   15.47
            2005                9,041    12.15  -    12.77     113,319           1.22   0.70    -    2.30    1.98   -    3.64
            2004                8,736    11.92  -    12.32     106,501           0.86   0.70    -    2.30   15.05   -   16.94
            2003                5,976    10.36  -    10.54      62,969           0.75   0.70    -    2.30   27.98   -   30.08
            2002                2,807     8.09  -     8.10      23,160           0.77   0.70    -    2.30  -19.06   -  -18.99
      LIT Domestic Income
            2002 (bu)               -      N/A  -      N/A           -          15.62   1.25    -    1.65     N/A   -     N/A


(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Government
            2006                  142  $ 11.27  -  $ 11.48  $    1,626           4.33%  1.25%   -    1.65%   1.65%  -    2.06%
            2005                  146    11.09  -    11.25       1,637           4.21   1.25    -    1.65    1.85   -    2.25
            2004                  182    10.88  -    11.00       1,997           4.50   1.25    -    1.65    2.46   -    2.87
            2003                  140    10.62  -    10.69       1,491           4.87   1.25    -    1.65    0.08   -    0.48
            2002 (bs) (bu)        122    10.61  -    10.64       1,296           0.00   1.25    -    1.65    6.14   -    6.43
      LIT Money Market
            2006                  263    10.91  -    11.23       2,931           4.04   1.25    -    1.65    2.72   -    3.13
            2005                  273    10.62  -    10.89       2,961           2.70   1.25    -    1.65    1.01   -    1.41
            2004                  231    10.51  -    10.74       2,480           0.85   1.25    -    1.65   -0.85   -   -0.45
            2003                  278    10.60  -    10.79       2,989           0.60   1.25    -    1.65   -1.07   -   -0.68
            2002                  387    10.72  -    10.86       4,199           1.25   1.25    -    1.65   -0.44   -   -0.04
      Strat Growth I (ai)
            2006                6,027     5.99  -    10.37      51,748           0.00   0.70    -    2.30    0.52   -    2.14
            2005                7,916     5.86  -    10.32      68,990           0.26   0.70    -    2.30    5.46   -    7.18
            2004                9,614     5.47  -     9.78      81,916           0.00   0.70    -    2.30    4.57   -    6.29
            2003               11,683     5.15  -     9.36      95,881           0.00   0.70    -    2.30   24.42   -   26.46
            2002               12,789     4.07  -     7.52      85,976           0.35   0.70    -    2.30  -32.96   -  -24.80

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
            2006                1,638    12.23  -    12.87      21,980           0.00   0.70    -    2.59    2.21   -    4.19
            2005                1,821    11.97  -    12.36      23,587           0.00   0.70    -    2.59    8.24   -   10.34
            2004 (be) (bk)      1,774    11.20  -    14.27      21,143           0.00   0.70    -    2.59   11.92   -   11.97
            2003 (aw)             288    12.75  -    12.86       3,687           0.00   1.29    -    2.59   27.50   -   28.64

(ai) Previously known as LIT Emerging Growth
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(be) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(bk) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Comstock
         (Class II)
            2006               23,656  $ 16.28  -  $ 17.09  $  356,769           1.25%  1.29%   -    2.59%  13.05%  -   14.55%
            2005               23,945    14.40  -    14.92     317,128           0.87   1.29    -    2.59    1.42   -    2.77
            2004               18,304    14.20  -    14.52     236,274           0.67   1.29    -    2.59   14.39   -   15.91
            2003               12,466    12.42  -    12.53     137,393           0.47   1.29    -    2.59   24.15   -   25.25
            2002 (bs)           4,821     8.01  -     8.05      38,762           0.00   1.35    -    2.20  -19.92   -  -19.46
      LIT Growth and Income
         (Class II)
            2006                9,672    17.69  -    17.35     171,902           0.97   1.29    -    2.69   12.86   -   14.48
            2005                9,458    15.68  -    16.39     147,128           0.78   1.29    -    2.69    6.78   -    8.31
            2004                7,527    14.68  -    15.14     108,454           0.64   1.29    -    2.69   11.05   -   12.65
            2003                4,387    12.31  -    12.42      56,398           0.00   1.29    -    2.59   23.14   -   24.23
            2002                   36     9.05  -     9.05         382           1.05   1.50    -    1.50   -9.50   -   -9.50
      LIT Money Market
         (Class II)
            2006                3,035     9.92  -    10.32      31,042           3.94   1.29    -    2.59    1.48   -    2.83
            2005                3,045     9.77  -    10.04      30,362           2.48   1.29    -    2.59   -0.22   -    1.11
            2004                1,784     9.79  -     9.93      17,650           0.72   1.29    -    2.59   -2.06   -   -0.75
            2003 (br)               -        -           -           -           0.00   0.00         0.00    0.00        0.00
      Strat Growth II (aj)
            2006                6,472    12.81  -    13.45      65,542           0.00   1.29    -    2.59   -0.03   -    1.30
            2005                6,958    12.81  -    13.23      68,765           0.01   1.29    -    2.59    4.86   -    6.25
            2004                7,134    12.22  -    12.45      63,974           0.00   1.29    -    2.59    4.01   -    5.40
            2003                6,797    11.75  -    11.85      54,406           0.00   1.29    -    2.59   17.49   -   18.53
            2002                4,529     5.39  -     5.76      24,527           0.05   1.35    -    2.20  -34.12   -  -33.56

(aj) Previously known as LIT Emerging Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(br) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C
                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and
February 15, 2000).

    (b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

    (c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

    (d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

    (h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

    (i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

    (k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

    (l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

    (c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

    (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

    (b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

    (d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

    (f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

    (g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31,
2002).

(10) Consent of Independent Registered Public Accounting Firm filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) (a) Power of Attorney for Eric A. Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File No.
333-102295) dated December 31, 2002.)

(99) (b) Power of Attorney for Danny L. Hale (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(99) (c) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-102295) dated April 21, 2005.)

(99)(d) Powers of Attorney for Michael J. Velotta, John C. Lounds, Kevin R. Slawin, Samuel H. Pilch, and David A. Bird (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102295) dated April 14, 2006.)


(99)(e) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson, II filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
David Andrew Bird                                 Director and Senior Vice President
Danny Lyman Hale                                  Director
Michael B. Boyle                                  Director and Vice President
John Carl Lounds                                  Director and Senior Vice President
John C. Pintozzi                                  Director, Senior Vice President and Chief Financial Officer
Eric Allen Simonson                               Director, Senior Vice President and Chief Investment Officer
Kevin Rourke Slawin                               Director and Senior Vice President
James E. Hohmann                                  Director, Chief Executive Officer and President
George E. Ruebenson                               Director
Michael Joseph Velotta                            Director, Senior Vice President, General Counsel and Secretary
Douglas B. Welch                                  Director and Senior Vice President
Thomas Joseph Wilson, II                          Director and Chairman of the Board
Joseph V. Tripodi                                 Senior Vice President and Chief Marketing Officer
Samuel Henry Pilch                                Group Vice President and Controller
Matthew S. Easley                                 Vice President
Karen Cassidy Gardner                             Vice President
Anson J. Glacy, Jr.                               Vice President
Mary Jovita McGinn                                Vice President and Assistant Secretary
John Eric Smith                                   Vice President
Patricia Wright Wilson                            Vice President
Steven C. Verney                                  Treasurer
Charles Calvin Baggs                              Assistant Vice President
James Baumstark                                   Assistant Vice President
Karen Burckhardt                                  Assistant Vice President
Errol Cramer                                      Assistant Vice President and Appointed Actuary
Lawrence William Dahl                             Assistant Vice President
Joanne Marie Derrig                               Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                                  Assistant Vice President
Lisa J. Flanary                                   Assistant Vice President
Douglas Ford Gaer                                 Assistant Vice President
Keith A. Hauschildt                               Assistant Vice President
Ronald A. Johnson                                 Assistant Vice President
Teresa G. Logue                                   Assistant Vice President
Robert L. Park                                    Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                    Assistant Vice President, Assistant General Counsel and Assistant
                                                  Secretary
Mario Rizzo                                       Assistant Vice President and Assistant Treasurer
Robert A. Shore                                   Assistant Vice President
Mary Springberg                                   Assistant Vice President
Robert E. Transon                                 Assistant Vice President
Timothy Nicholas Vander Pas                       Assistant Vice President
Richard Zaharias                                  Assistant Vice President
Laura R. Zimmerman                                Assistant Vice President
Doris J. Bryant                                   Assistant Secretary
Paul N. Kierig                                    Assistant Secretary
Sam DeFrank                                       Assistant Vice President - Tax Counsel
Nestor Almaria                                    Authorized Representative
Lynn Cirrincione                                  Authorized Representative
Florian (Bud) Palac                               Authorized Representative
Dean M. Way                                       Illustration Actuary



The principal business address of Mr. Bird is 1776 American
Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska
68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 22, 2007 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

(a) Variable Annuity II.

As of February 28, 2007 there were 31,450 non-qualified contracts and 7,114 qualified contracts.

(b) Variable Annuity III.

As of February 28, 2007 there were 9,641 non-qualified contracts and 9,747 qualified contracts.

28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. Inc., is a principal underwriter for the following affiliated investment companies:

         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley & Co. Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:(list will be updated when we receive it from MS)



Walid A. Chammah                  Director
Charles Chasin                    Director
Zoe Cruz                          Director, Chairman, President and
                                  Chief Executive Officer
James P. Gorman                   Director
Richard Portogallo                Director
Neal A. Shear                     Director
Cordell G. Spencer                Director
Fred J. Gonfiantini               Chief Financial Officer
Alexander C. Frank                Chief Operations Officer
Noland Cheng                      Chief Operations Officer
John H. Faulkner                  General Counsel and Secretary
Kirk Wickman                      General Counsel and Secretary
David K. Wong                     Treasurer
Jill W. Ostergaard                Chief Compliance Officer
Michelle B. Oroschakoff           Chief Compliance Officer
Joseph D'Auria                    Controller
W. Gary Beeson                    Assistant Secretary
Ronald T. Carmen                  Assistant Secretary
Martin M. Cohen                   Assistant Secretary
Jeanne E. Greeley                 Assistant Secretary
Charlene R. Herzer                Assistant Secretary
Susan M. Krause                   Assistant Secretary
Manisha Lalwani                   Assistant Secretary
Julia Ramirez                     Assistant Secretary
Jacqueline T. Brody               Assistant Treasurer
Jai Sooklal                       Assistant Treasurer
Richard Uhlig                     Assistant Treasurer


* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.

 (c) Compensation of Morgan Stanley & Co. Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2006.


     (1)                     (2)                   (3)             (4)                (5)
                        Net Underwriting
Name of Principal       Discounts and         Compensation      Brokerage
Underwriter             Commissions           on Redemption    Commissions        Compensation


Morgan Stanley & Co. Inc.    N/A                    N/A           $ 32,225,578.65        N/A



30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.




                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 3rd , 2007.


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                            -------------------------
                               Michael J. Velotta
                          Senior Vice President, Secretary and
                                 General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2007.


*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE            Director and Vice President
----------------------
Michael B. Boyle

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/JAMES E. HOHMANN            Director, President and Chief Executive Officer
----------------------        (Principal Executive Officer)
James E. Hohmann


*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/GEORGE E. RUEBENSON         Director
----------------------
George E. Ruebenson

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin


/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director and Chairman of the Board
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.



                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.             Description

(10)            Consent of Independent Registered Public Accounting Firm


(99)(e) Powers of Attorney for Michael B. Boyle, James E. Hohmann, George E. Ruebenson and Thomas J. Wilson, II.